UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ProShares Ultra

Ultra MarketCap

ULTRA ®
ULTRA Dow30SM
ULTRA S&P500®
ULTRA MidCap400
ULTRA SmallCap600
ULTRA Russell2000

Ultra Style

ULTRA Russell1000 Value
ULTRA Russell1000 Growth
ULTRA Russell MidCap Value
ULTRA Russell MidCap Growth
ULTRA Russell2000 Value
ULTRA Russell2000 Growth

Ultra Sector

ULTRA Basic Materials
ULTRA Consumer Goods
ULTRA Consumer Services
ULTRA Financials
ULTRA Health Care
ULTRA Industrials
ULTRA Oil & Gas
ULTRA Real Estate
ULTRA Semiconductors
ULTRA Technology
ULTRA Telecommunications
ULTRA Utilities

Semiannual Report

ProShares Trust

ProShares Short

Short/UltraShort MarketCap

SHORT ®
SHORT Dow30SM
SHORT S&P500®
SHORT MidCap400
SHORT SmallCap600
SHORT Russell2000
ULTRASHORT ®
ULTRASHORT Dow30SM
ULTRASHORT S&P500®

ULTRASHORT MidCap400
ULTRASHORT SmallCap600
ULTRASHORT Russell2000

UltraShort Style

ULTRASHORT Russell1000 Value
ULTRASHORT Russell1000 Growth
ULTRASHORT Russell MidCap Value
ULTRASHORT Russell MidCap Growth
ULTRASHORT Russell2000 Value
ULTRASHORT Russell2000 Growth

Short/UltraShort Sector

SHORT Financials
SHORT Oil & Gas
ULTRASHORT Basic Materials
ULTRASHORT Consumer Goods
ULTRASHORT Consumer Services
ULTRASHORT Financials
ULTRASHORT Health Care
ULTRASHORT Industrials
ULTRASHORT Oil & Gas
ULTRASHORT Real Estate
ULTRASHORT Semiconductors
ULTRASHORT Technology
ULTRASHORT Telecommunications
ULTRASHORT Utilities

Short/UltraShort International

SHORT MSCI EAFE
SHORT MSCI Emerging Markets
ULTRASHORT MSCI EAFE
ULTRASHORT MSCI Emerging Markets
ULTRASHORT MSCI Japan
ULTRASHORT FTSE/Xinhua China 25

UltraShort Government Agency

ULTRASHORT 7-10 Year Treasury
ULTRASHORT 20+ Year Treasury

  NOVEMBER 30, 2008

Table of Contents

1	Shareholder Letter

2	Allocation of Portfolio Holdings and Index Composition

37	Expense Examples

43	Premium and Discount Information

Schedule of Portfolio Investments

66	ULTRA QQQ®

70	ULTRA Dow30SM

73	ULTRA S&P500®

77	ULTRA MidCap400

81	ULTRA SmallCap600

85	ULTRA Russell2000

89	ULTRA Russell1000 Value

92	ULTRA Russell1000 Growth

95	ULTRA Russell MidCap Value

98	ULTRA Russell MidCap Growth

101	ULTRA Russell2000 Value

104	ULTRA Russell2000 Growth

108	ULTRA Basic Materials

111	ULTRA Consumer Goods

115	ULTRA Consumer Services

119	ULTRA Financials

123	ULTRA Health Care

127	ULTRA Industrials

131	ULTRA Oil & Gas

134	ULTRA Real Estate

137	ULTRA Semiconductors

140	ULTRA Technology

145	ULTRA Telecommunications

148	ULTRA Utilities

151	SHORT QQQ®

153	SHORT Dow30SM

155	SHORT S&P500®

157	SHORT MidCap400

159	SHORT SmallCap600

161	SHORT Russell2000

163	ULTRASHORT QQQ®

165	ULTRASHORT Dow30SM

167	ULTRASHORT S&P500®

169	ULTRASHORT MidCap400

171	ULTRASHORT SmallCap600

173	ULTRASHORT Russell2000

175	ULTRASHORT Russell1000 Value

177	ULTRASHORT Russell1000 Growth

179	ULTRASHORT Russell MidCap Value

181	ULTRASHORT Russell MidCap Growth

183	ULTRASHORT Russell2000 Value

185	ULTRASHORT Russell2000 Growth

187	SHORT Financials

189	SHORT Oil & Gas

191	ULTRASHORT Basic Materials

193	ULTRASHORT Consumer Goods

195	ULTRASHORT Consumer Services

197	ULTRASHORT Financials

199	ULTRASHORT Health Care

201	ULTRASHORT Industrials

203	ULTRASHORT Oil & Gas

205	ULTRASHORT Real Estate

207	ULTRASHORT Semiconductors

209	ULTRASHORT Technology

211	ULTRASHORT Telecommunications

213	ULTRASHORT Utilities

215	SHORT MSCI EAFE

217	SHORT MSCI Emerging Markets

219	ULTRASHORT MSCI EAFE

221	ULTRASHORT MSCI Emerging Markets

223	ULTRASHORT MSCI Japan

225	ULTRASHORT FTSE/Xinhua China 25

227	ULTRASHORT 7-10 Year Treasury

229	ULTRASHORT 20+ Year Treasury

231	Statements of Assets and Liabilities

242	Statements of Operations

253	Statements of Changes in Net Assets

274	Financial Highlights

296	Notes to Financial Statements

317	Board Approval of Investment Advisory Agreements

319	Proxy Voting & Quarterly Portfolio Holdings Information

Dear Shareholder,

I am pleased to present the ProShares Semiannual Report for the six-month period ended November 30, 2008.

The past six months have been extraordinary, with dramatic declines across virtually all market segments. U.S. stocks declined 34.36%(1), non-U.S. stocks declined 44.23%,(2) bonds declined 5.68%,(3) and commodities declined 41.14%(4) for the period. At the same time, stock market volatility reached unprecedented levels. For example, the volatility of the S&P 500® was 50.85% for the period, compared to 20.87% for the past 10 years.(5)

In these challenging times, many investors have found ProShares' ETFs to be valuable tools for managing their portfolios. With access to short and leveraged market exposure across a broad array of market segments as well as the ability to trade intraday, many investors were able to quickly adjust their investments to match their market views.

Strength in Market Turmoil

The value that our ETFs bring to investors has helped ProShares thrive even in these tumultuous times. During the period, ProShares assets under management grew more than 15% from $18.1 billion to $20.9 billion.(6) ProShares also finished the period as the nation's fourth-largest ETF manager(7) and the largest manager of short and leveraged ETF assets.(8)

For the current period, trading in our funds also increased with daily trading volume across all ProShares Trust products averaging 364 million shares, compared to 119 million shares for the prior six-month period.(9)

We have also continued to broaden our fund lineup. In 2008, ProShares launched six new ETFs: Ultra and UltraShort Telecommunications ProShares in March, two inverse Treasury ProShares in May, and Short Oil & Gas and Short Financials ProShares in June.

In times like these, many investors are seeking ways to adjust or hedge their market exposures. We're pleased that you have turned to ProShares to help meet those needs, and we deeply appreciate your continued trust and confidence.

Sincerely,

Michael Sapir
Chairman

Carefully consider the investment objectives, risks, and charges and expenses of ProShares before investing. This and other information can be found in their prospectuses. For a ProShares prospectus, please visit www.proshares.com and seek advice from your financial advisor or broker. Financial professionals can call ProShares at 866-PRO-5125 (866-776-5125).

Investing involves risk, including possible loss of principal. ProShares ETFs entail certain risks, including aggressive investment technique, inverse correlation and market price variance risks, all of which can increase volatility and decrease performance. ProShares ETFs are not diversified investments, and narrowly focused investments typically exhibit higher volatility and may be more susceptible to single-issuer risk than a more diversified fund. Moreover, Short ProShares will lose value when markets rise. ProShares are designed to meet daily objectives; results over longer periods may differ. There is no guarantee that any ProShares ETF will achieve its investment objective. ProShares registered under the Investment Company Act of 1940 are distributed by SEI Investments Distribution Co., which is not affiliated with ProFunds Group or its affiliates.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as investment advice.

(1) Source: Bloomberg, S&P 500® Index. (2) Source: Bloomberg, MSCI World-ex U.S. (3) Source: Bloomberg, Barclays Global Aggregate Bond Index. (4) Source: Bloomberg, DJ AIG Index. (5) Source: Bloomberg, ProFund Advisors. S&P 500 Index. (6) Source: JPMorgan, 5/30/2008 through 11/28/2008. (7) Source: Bloomberg, based on assets through 11/28/2008. (8) Source: Bloomberg, Morningstar. Based on a comparison of average daily short and leveraged ETF assets as of 11/28/2008, for ProFunds Group, Direxion, MacroShares, PowerShares, Deutsche Bank, Rydex, UBS, and Van Eck. (9) Source: Bloomberg. 12/1/2007 through 5/31/2008. 6/1/2008 through 11/28/2008.

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited)

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	93%
Futures Contracts	19%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.8%
Qualcomm, Inc.	5.7%
Microsoft Corp.	5.4%
Google, Inc., Class A	3.6%
Gilead Sciences, Inc.	3.5%

Nasdaq-100
Index – Composition

% of Index
Technology	40.4%
Communications	26.7%
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	7.1%
Industrial	3.5%
Basic Materials	0.7%

ProShares Ultra Dow 30SM (Ticker: DDM)

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "bluechip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	98%
Futures Contracts	16%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.3%
Exxon Mobil Corp.	6.2%
Chevron Corp.	6.1%
3M Co.	5.2%
Procter & Gamble Co.	5.0%

Dow Jones U.S. Industrial Average
Index – Composition

% of Index
Consumer, Non-cyclical	20.8%
Industrial	19.9%
Energy	14.3%
Technology	13.1%
Consumer, Cyclical	11.7%
Financial	9.5%
Communications	6.4%
Basic Materials	4.3%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	97%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.6%
Procter & Gamble Co.	2.1%
General Electric Co.	2.0%
AT&T, Inc.	1.9%
Johnson & Johnson	1.8%

S&P 500
Index – Composition

% of Index
Consumer, Non-cyclical	25.3%
Energy	14.4%
Financial	13.2%
Industrial	11.3%
Communications	10.4%
Technology	10.3%
Consumer, Cyclical	7.9%
Utilities	4.2%
Basic Materials	3.0%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	91%
Futures Contracts	22%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Everest Re Group Ltd.	0.6%
McAfee, Inc.	0.6%
New York Community Bancorp, Inc.	0.6%
Dun & Bradstreet Corp.	0.6%
Equitable Resources, Inc.	0.6%

S&P MidCap400
Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financial	19.0%
Industrial	16.5%
Consumer, Cyclical	11.0%
Utilities	8.9%
Technology	7.5%
Energy	7.1%
Basic Materials	5.0%
Communications	4.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Ultra SmallCap600 (Ticker:SAA)

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	106%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co.	0.7%
Atmos Energy Corp.	0.7%
Waste Connections, Inc.	0.6%
ProAssurance Corp.	0.5%
Watson Wyatt Worldwide, Inc., Class A	0.5%

S&P SmallCap 600
Index – Composition

% of Index
Industrial	20.7%
Consumer, Non-cyclical	19.6%
Financial	19.2%
Consumer, Cyclical	14.2%
Technology	9.1%
Utilities	6.0%
Communications	4.5%
Energy	4.2%
Basic Materials	2.5%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	92%
Futures Contracts	22%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ralcorp Holdings, Inc.	0.4%
Myriad Genetics, Inc.	0.3%
Alexion Pharmaceuticals, Inc.	0.3%
Piedmont Natural Gas Co.	0.3%
Foundry Networks, Inc.	0.3%

Russell 2000
Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Financial	22.4%
Industrial	15.2%
Consumer, Cyclical	10.9%
Technology	9.1%
Communications	7.4%
Utilities	4.9%
Energy	4.3%
Basic Materials	3.0%

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.0%
General Electric Co.	3.5%
AT&T, Inc.	3.4%
Chevron Corp.	3.3%
JPMorgan Chase & Co.	2.5%

Russell 1000 Value
Index – Composition

% of Index
Financial	23.4%
Consumer, Non-cyclical	21.7%
Energy	17.9%
Communications	10.6%
Industrial	9.5%
Utilities	7.0%
Consumer, Cyclical	5.6%
Basic Materials	2.7%
Technology	1.5%
Diversified	0.1%

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	117%
Futures Contracts	—
Total Exposure	197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.0%
International Business Machines Corp.	2.1%
Wal-Mart Stores, Inc.	1.9%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.6%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	28.5%
Technology	18.9%
Industrial	13.3%
Consumer, Cyclical	10.6%
Communications	9.9%
Energy	9.7%
Financial	3.7%
Basic Materials	3.5%
Utilities	1.9%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
PG&E Corp.	0.9%
Marsh & McLennan Cos., Inc.	0.9%
AON Corp.	0.9%
American Electric Power Co., Inc.	0.9%
Sempra Energy	0.8%

Russell Midcap Value
Index – Composition

% of Index
Financial	29.9%
Consumer, Non-cyclical	16.0%
Utilities	15.6%
Consumer, Cyclical	9.6%
Industrial	8.5%
Energy	5.5%
Basic Materials	5.2%
Communications	5.2%
Technology	4.2%
Diversified	0.3%

ProShares Ultra Russell MidCap Growth (Ticker:UKW)

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Yum! Brands, Inc.	0.9%
PPL Corp.	0.9%
Express Scripts, Inc.	0.8%
Southwestern Energy Co.	0.8%
Allergan, Inc.	0.8%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	23.3%
Industrial	18.9%
Consumer, Cyclical	13.6%
Technology	13.3%
Energy	10.0%
Communications	8.0%
Financial	5.3%
Basic Materials	4.2%
Utilities	3.4%

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ralcorp Holdings, Inc.	0.8%
Piedmont Natural Gas Co.	0.6%
Westar Energy, Inc.	0.5%
Realty Income Corp.	0.5%
Nicor, Inc.	0.4%

Russell 2000 Value
Index – Composition

% of Index
Financial	38.0%
Consumer, Non-cyclical	13.2%
Industrial	12.6%
Consumer, Cyclical	10.4%
Utilities	8.5%
Communications	5.8%
Technology	5.2%
Basic Materials	3.9%
Energy	2.3%
Diversified	0.1%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	196%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Myriad Genetics, Inc.	0.6%
Alexion Pharmaceuticals, Inc.	0.6%
Waste Connections, Inc.	0.5%
OSI Pharmaceuticals, Inc.	0.5%
ITC Holdings Corp.	0.5%

Russell 2000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	33.4%
Industrial	18.1%
Technology	13.5%
Consumer, Cyclical	11.4%
Communications	9.2%
Energy	6.5%
Financial	5.0%
Basic Materials	2.0%
Utilities	0.9%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
El Du Pont de Nemours & Co.	8.2%
Praxair, Inc.	6.8%
Dow Chemical Co. (The)	6.3%
Newmont Mining Corp.	5.3%
Nucor Corp.	3.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	59.9%
Industrial Metals	21.7%
Mining	15.5%
Forestry and Paper	2.9%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	16.4%
Coca-Cola Co. (The)	8.6%
PepsiCo, Inc.	7.6%
Philip Morris International, Inc.	7.6%
Monsanto Co.	3.7%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Household Goods	24.6%
Beverages	21.7%
Food Producers	20.5%
Tobacco	15.0%
Personal Goods	11.0%
Automobile and Parts	3.9%
Leisure Goods	3.3%

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	11.8%
McDonald's Corp.	5.7%
CVS Caremark Corp.	3.6%
Walt Disney Co. (The)	3.4%
Home Depot, Inc.	3.4%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	45.4%
Media	23.7%
Travel and Leisure	16.4%
Food and Drug Retailers	14.5%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	7.4%
Wells Fargo & Co.	6.9%
Bank of America Corp.	5.5%
U.S. Bancorp	3.2%
Citigroup, Inc.	3.1%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	43.6%
General Financial	24.0%
Nonlife Insurance	15.8%
Real Estate Investment Trusts	10.7%
Life Insurance	5.4%
Real Estate Investment & Services	0.5%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.5%
Pfizer, Inc.	7.8%
Abbott Laboratories	5.7%
Amgen, Inc.	4.1%
Merck & Co., Inc.	4.0%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	69.5%
Health Care Equipment and Services	30.5%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	12.2%
United Technologies Corp.	3.1%
3M Co.	3.0%
United Parcel Service, Inc., Class B	2.8%
Boeing Co.	2.0%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	26.1%
Aerospace and Defense	16.6%
Support Services	15.5%
Industrial Transportation	15.2%
Industrial Engineering	10.4%
Electronic & Electrical Equipment	9.8%
Construction and Materials	6.4%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	32.3%
Chevron Corp.	12.6%
ConocoPhillips	5.7%
Schlumberger Ltd.	4.7%
Occidental Petroleum Corp.	3.4%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	82.3%
Oil Equipment, Services and Distribution	17.5%
Alternative Energy	0.2%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	207%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.5%
Public Storage	5.5%
Equity Residential	5.0%
Annaly Capital Management, Inc.	4.7%
Vornado Realty Trust	4.7%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	33.7%
Texas Instruments, Inc.	8.9%
Applied Materials, Inc.	5.6%
Broadcom Corp., Class A	2.9%
First Solar, Inc.	2.4%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	11.1%
International Business Machines Corp.	7.5%
Cisco Systems, Inc.	6.7%
Hewlett-Packard Co.	5.9%
Apple, Inc.	5.5%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	54.8%
Software and Computer Services	45.2%

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed- line and mobile telephone services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	116%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	22.8%
Verizon Communications, Inc.	16.4%
Sprint Nextel Corp.	3.3%
Qwest Communications International, Inc.	3.3%
Embarq Corp.	3.1%

Dow Jones U.S. Select
Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	80.6%
Mobile Telecommunications	19.4%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	7.3%
Southern Co.	5.5%
Dominion Resources, Inc.	4.2%
Duke Energy Corp.	3.8%
FPL Group, Inc.	3.6%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	72.2%
Gas, Water & Multi Utilities	27.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-89%
Futures Contracts	-11%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	40.4%
Communications	26.7%
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	7.1%
Industrial	3.5%
Basic Materials	0.7%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA). The (DJIA) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Consumer, Non-cyclical	20.8%
Industrial	19.9%
Energy	14.3%
Technology	13.1%
Consumer, Cyclical	11.7%
Financial	9.5%
Communications	6.4%
Basic Materials	4.3%

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	25.3%
Energy	14.4%
Financial	13.2%
Industrial	11.3%
Communications	10.4%
Technology	10.3%
Consumer, Cyclical	7.9%
Utilities	4.2%
Basic Materials	3.0%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-93%
Futures Contracts	-7%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financial	19.0%
Industrial	16.5%
Consumer, Cyclical	11.0%
Utilities	8.9%
Technology	7.5%
Energy	7.1%
Basic Materials	5.0%
Communications	4.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-102%
Futures Contracts	—
Total Exposure	-102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	20.7%
Consumer, Non-cyclical	19.6%
Financial	19.2%
Consumer, Cyclical	14.2%
Technology	9.1%
Utilities	6.0%
Communications	4.5%
Energy	4.2%
Basic Materials	2.5%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance

Market Exposure

Investment Type	% of Net Assets
Equity Securities	_
Swap Agreements	-88%
Futures Contracts	-12%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Financial	22.4%
Industrial	15.2%
Consumer, Cyclical	10.9%
Technology	9.1%
Communications	7.4%
Utilities	4.9%
Energy	4.3%
Basic Materials	3.0%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	40.4%
Communications	26.7%
Consumer, Non-cyclical	21.6%
Consumer, Cyclical	7.1%
Industrial	3.5%
Basic Materials	0.7%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "bluechip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-193%
Futures Contracts	-7%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Consumer, Non-cyclical	20.8%
Industrial	19.9%
Energy	14.3%
Technology	13.1%
Consumer, Cyclical	11.7%
Financial	9.5%
Communications	6.4%
Basic Materials	4.3%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-195%
Futures Contracts	-5%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	25.3%
Energy	14.4%
Financial	13.2%
Industrial	11.3%
Communications	10.4%
Technology	10.3%
Consumer, Cyclical	7.9%
Utilities	4.2%
Basic Materials	3.0%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	-1%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.2%
Financial	19.0%
Industrial	16.5%
Consumer, Cyclical	11.0%
Utilities	8.9%
Technology	7.5%
Energy	7.1%
Basic Materials	5.0%
Communications	4.8%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-206%
Futures Contracts	—
Total Exposure	-206%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	20.7%
Consumer, Non-cyclical	19.6%
Financial	19.2%
Consumer, Cyclical	14.2%
Technology	9.1%
Utilities	6.0%
Communications	4.5%
Energy	4.2%
Basic Materials	2.5%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	-4%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Financial	22.4%
Industrial	15.2%
Consumer, Cyclical	10.9%
Technology	9.1%
Communications	7.4%
Utilities	4.9%
Energy	4.3%
Basic Materials	3.0%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financial	23.4%
Consumer, Non-cyclical	21.7%
Energy	17.9%
Communications	10.6%
Industrial	9.5%
Utilities	7.0%
Consumer, Cyclical	5.6%
Basic Materials	2.7%
Technology	1.5%
Diversified	0.1%

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	28.5%
Technology	18.9%
Industrial	13.3%
Consumer, Cyclical	10.6%
Communications	9.9%
Energy	9.7%
Financial	3.7%
Basic Materials	3.5%
Utilities	1.9%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financial	29.9%
Consumer, Non-cyclical	16.0%
Utilities	15.6%
Consumer, Cyclical	9.6%
Industrial	8.5%
Energy	5.5%
Basic Materials	5.2%
Communications	5.2%
Technology	4.2%
Diversified	0.3%

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	23.3%
Industrial	18.9%
Consumer, Cyclical	13.6%
Technology	13.3%
Energy	10.0%
Communications	8.0%
Financial	5.3%
Basic Materials	4.2%
Utilities	3.4%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-208%
Futures Contracts	—
Total Exposure	-208%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financial	38.0%
Consumer, Non-cyclical	13.2%
Industrial	12.6%
Consumer, Cyclical	10.4%
Utilities	8.5%
Communications	5.8%
Technology	5.2%
Basic Materials	3.9%
Energy	2.3%
Diversified	0.1%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-207%
Futures Contracts	—
Total Exposure	-207%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	33.4%
Industrial	18.1%
Technology	13.5%
Consumer, Cyclical	11.4%
Communications	9.2%
Energy	6.5%
Financial	5.0%
Basic Materials	2.0%
Utilities	0.9%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	43.6%
General Financial	24.0%
Nonlife Insurance	15.8%
Real Estate Investment Trusts	10.7%
Life Insurance	5.4%
Real Estate Investment & Services	0.5%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	82.3%
Oil Equipment, Services and Distribution	17.5%
Alternative Energy	0.2%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	59.9%
Industrial Metals	21.7%
Mining	15.5%
Forestry and Paper	2.9%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-204%
Futures Contracts	—
Total Exposure	-204%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	24.6%
Beverages	21.7%
Food Producers	20.5%
Tobacco	15.0%
Personal Goods	11.0%
Automobile and Parts	3.9%
Leisure Goods	3.3%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	45.4%
Media	23.7%
Travel and Leisure	16.4%
Food and Drug Retailers	14.5%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	43.6%
General Financial	24.0%
Nonlife Insurance	15.8%
Real Estate Investment Trusts	10.7%
Life Insurance	5.4%
Real Estate Investment & Services	0.5%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	69.5%
Health Care Equipment and Services	30.5%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	26.1%
Aerospace and Defense	16.6%
Support Services	15.5%
Industrial Transportation	15.2%
Industrial Engineering	10.4%
Electronic & Electrical Equipment	9.8%
Construction and Materials	6.4%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	82.3%
Oil Equipment, Services and Distribution	17.5%
Alternative Energy	0.2%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-194%
Futures Contracts	—
Total Exposure	-194%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	54.8%
Software and Computer Services	45.2%

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed- line and mobile telephone services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	80.6%
Mobile Telecommunications	19.4%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-204%
Futures Contracts	—
Total Exposure	-204%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.2%
Gas, Water & Multi Utilities	27.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.7%
UK	21.7%
France	10.7%
Other	10.3%
Germany	8.2%
Switzerland	8.2%
Australia	5.9%
Spain	4.3%
Italy	3.6%
Netherlands	2.4%

MSCI EAFE
Index – Composition

% of Index
Financials	22.9%
Industrials	11.2%
Consumer Staples	10.3%
Consumer Discretionary	9.6%
Health Care	9.6%
Energy	9.1%
Materials	7.8%
Utilities	7.6%
Telecommunication Services	6.8%
Information Technology	5.1%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.7%
Other	15.4%
Brazil	13.9%
Korea	12.3%
Taiwan	11.2%
South Africa	8.0%
Russia	6.6%
India	6.4%
Mexico	5.4%
Malaysia	3.1%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	22.5%
Energy	15.3%
Telecommunication Services	13.9%
Materials	12.5%
Information Technology	11.1%
Industrials	7.2%
Consumer Staples	5.9%
Consumer Discretionary	4.7%
Utilities	4.2%
Health Care	2.7%

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.7%
UK	21.7%
France	10.7%
Other	10.3%
Germany	8.2%
Switzerland	8.2%
Australia	5.9%
Spain	4.3%
Italy	3.6%
Netherlands	2.4%

MSCI EAFE Index – Composition

% of Index
Financials	22.9%
Industrials	11.2%
Consumer Staples	10.3%
Consumer Discretionary	9.6%
Health Care	9.6%
Energy	9.1%
Materials	7.8%
Utilities	7.6%
Telecommunication Services	6.8%
Information Technology	5.1%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-198%
Futures Contracts	—
Total Exposure	-198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.7%
Other	15.4%
Brazil	13.9%
Korea	12.3%
Taiwan	11.2%
South Africa	8.0%
Russia	6.6%
India	6.4%
Mexico	5.4%
Malaysia	3.1%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	22.5%
Energy	15.3%
Telecommunication Services	13.9%
Materials	12.5%
Information Technology	11.1%
Industrials	7.2%
Consumer Staples	5.9%
Consumer Discretionary	4.7%
Utilities	4.2%
Health Care	2.7%

Allocation of Portfolio Holdings & Index Composition

November 30, 2008 (Unaudited) (continued)

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index. The MSCI Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-196%
Futures Contracts	—
Total Exposure	-196%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Financials	18.0%
Industrials	17.9%
Consumer Discretionary	17.0%
Information Technology	12.4%
Utilities	7.8%
Materials	7.7%
Health Care	7.1%
Consumer Staples	6.6%
Telecommunication Services	4.3%
Energy	1.2%

ProShares UltraShort FTSE/Xinhua China 25 (Ticker: FXP)

ProShares UltraShort FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index. The FTSE/Xinhua China 25 Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Country

% of Index
Hong Kong	76.2%
China	23.8%

FTSE/Xinhua China 25
Index – Composition

% of Index
Financial	43.6%
Energy	24.7%
Communications	18.2%
Industrial	7.7%
Utilities	2.4%
Diversified	1.3%
Basic Materials	1.1%
Consumer, Cyclical	1.0%

ProShares UltraShort 7 – 10 Year Treasury (Ticker: PST)

ProShares UltraShort 7 – 10 Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Index*. The Barclays Capital 7-10 Year U.S Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-189%
Futures Contracts	-12%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury
Index* – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Index*. The Barclays Capital 20+ Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-183%
Futures Contracts	-21%
Total Exposure	-204%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury
Index* – Composition

% of Index
20+ Year U.S. Treasury	100%

*  Lehman 7-10 Year U.S. Treasury Index and Lehman 20+ Year U.S. Treasury Index names were changed to Barclays Capital 7-10 Year U.S. Treasury Index and Barclays Capital 20+ Year U.S. Treasury Index respectively, on November 3, 2008.

ProShares Trust Performance Data

PROSHARES ULTRA

		NAV TOTAL RETURNS (%) AS OF 11/30/08			MARKET VALUE RETURNS (%) AS OF 11/30/08			INDEX* TOTAL RETURNS (%) AS OF 11/30/08
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Ultra MarketCap
ProShares Ultra QQQ	06/19/06	(73.51)	(29.46)	(57.46)	(73.62)	(29.59)	(57.65)	(42.93)	(9.87)	(22.50)
ProShares Ultra Dow30	06/19/06	(61.42)	(21.81)	(45.26)	(61.49)	(21.91)	(45.44)	(32.11)	(6.05)	(14.20)
ProShares Ultra S&P500	06/19/06	(68.39)	(29.70)	(57.81)	(68.61)	(29.75)	(57.89)	(38.09)	(10.60)	(24.02)
ProShares Ultra MidCap400	06/19/06	(70.07)	(32.57)	(61.90)	(70.10)	(32.64)	(62.00)	(39.30)	(12.04)	(26.99)
ProShares Ultra SmallCap600	01/23/07	(66.08)	(46.45)	(68.55)	(65.82)	(46.32)	(68.40)	(35.55)	(20.90)	(35.26)
ProShares Ultra Russell2000	01/23/07	(68.78)	(49.75)	(72.04)	(68.12)	(49.30)	(71.57)	(37.46)	(22.88)	(38.24)
Ultra Style
ProShares Ultra Russell1000 Value	02/20/07	(69.32)	(51.99)	(72.82)	(69.29)	(52.06)	(72.89)	(38.32)	(24.84)	(39.81)
ProShares Ultra Russell1000 Growth	02/20/07	(69.44)	(46.46)	(67.01)	(69.22)	(46.48)	(67.04)	(39.75)	(21.66)	(35.21)
ProShares Ultra Russell MidCap Value	02/20/07	(72.64)	(57.25)	(77.88)	(72.70)	(57.39)	(78.01)	(41.96)	(29.20)	(45.89)
ProShares Ultra Russell MidCap Growth	02/20/07	(76.60)	(55.81)	(76.54)	(76.59)	(55.93)	(76.66)	(46.15)	(27.88)	(44.08)
ProShares Ultra Russell2000 Value	02/20/07	(64.91)	(54.64)	(75.42)	(65.43)	(55.05)	(75.82)	(33.61)	(26.49)	(42.14)
ProShares Ultra Russell2000 Growth	02/20/07	(72.35)	(53.20)	(74.02)	(72.18)	(53.12)	(73.95)	(41.34)	(25.62)	(40.93)
Ultra Sector
ProShares Ultra Basic Materials	01/30/07	(82.92)	(54.44)	(76.33)	(82.96)	(54.67)	(76.55)	(50.58)	(23.52)	(38.88)
ProShares Ultra Consumer Goods	01/30/07	(51.92)	(28.41)	(45.80)	(51.96)	(28.65)	(46.14)	(26.47)	(11.00)	(19.26)
ProShares Ultra Consumer Services	01/30/07	(66.79)	(50.66)	(72.61)	(66.87)	(50.80)	(72.75)	(37.04)	(24.75)	(40.67)
ProShares Ultra Financials	01/30/07	(86.04)	(72.48)	(90.61)	(86.31)	(72.67)	(90.72)	(53.55)	(39.32)	(60.03)
ProShares Ultra Health Care	01/30/07	(56.45)	(33.00)	(52.00)	(56.66)	(33.25)	(52.33)	(29.75)	(13.77)	(23.82)
ProShares Ultra Industrials	01/30/07	(71.28)	(44.52)	(66.04)	(71.32)	(44.59)	(66.11)	(40.99)	(19.84)	(33.36)
ProShares Ultra Oil & Gas	01/30/07	(64.21)	(29.25)	(46.96)	(64.46)	(29.53)	(47.35)	(28.07)	(4.53)	(8.15)
ProShares Ultra Real Estate	01/30/07	(84.33)	(73.23)	(91.07)	(82.77)	(71.87)	(90.22)	(50.79)	(39.90)	(60.73)
ProShares Ultra Semiconductors	01/30/07	(81.02)	(58.47)	(80.03)	(81.13)	(58.61)	(80.15)	(51.32)	(29.79)	(47.75)
ProShares Ultra Technology	01/30/07	(73.40)	(47.07)	(68.84)	(73.43)	(47.21)	(68.99)	(43.50)	(21.79)	(36.31)
ProShares Ultra Telecommunications	03/25/08	NA	NA	(58.72)	NA	NA	(58.99)	NA	NA	(24.79)
ProShares Ultra Utilities	01/30/07	(56.65)	(27.53)	(44.58)	(56.53)	(27.69)	(44.80)	(28.44)	(8.92)	(15.75)

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA – Not Applicable. Fund in operation for less than one year.

ProShares Trust Performance Data (continued)

PROSHARES SHORT

		NAV TOTAL RETURNS (%) AS OF 11/30/08			MARKET VALUE RETURNS (%) AS OF 11/30/08			INDEX* TOTAL RETURNS (%) AS OF 11/30/08
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Short/UltraShort MarketCap
ProShares Short QQQ	06/19/06	53.97	9.16	23.95	54.23	9.22	24.12	(42.93)	(9.87)	(22.50)
ProShares Short Dow30	06/19/06	34.06	7.15	18.44	34.41	7.19	18.55	(32.11)	(6.05)	(14.20)
ProShares Short S&P500	06/19/06	44.97	11.84	31.54	45.11	11.88	31.65	(38.09)	(10.60)	(24.02)
ProShares Short MidCap400	06/19/06	45.54	12.58	33.69	45.35	12.53	33.51	(39.30)	(12.04)	(26.99)
ProShares Short SmallCap600	01/23/07	36.91	21.23	42.84	36.00	20.91	42.13	(35.55)	(20.90)	(35.26)
ProShares Short Russell2000	01/23/07	36.39	21.56	43.56	35.93	21.51	43.44	(37.46)	(22.88)	(38.24)
ProShares UltraShort QQQ	07/11/06	97.14	4.97	12.28	97.93	5.04	12.47	(42.93)	(9.72)	(21.70)
ProShares UltraShort Dow30	07/11/06	54.21	5.61	13.93	54.40	5.71	14.20	(32.11)	(6.93)	(15.77)
ProShares UltraShort S&P500	07/11/06	77.25	15.19	40.18	77.77	15.26	40.39	(38.09)	(11.85)	(26.03)
ProShares UltraShort MidCap400	07/11/06	77.73	17.23	46.20	78.75	17.28	46.34	(39.30)	(13.65)	(29.60)
ProShares UltraShort SmallCap600	01/23/07	57.59	29.03	60.32	55.97	28.61	59.37	(35.55)	(20.90)	(35.26)
ProShares UltraShort Russell2000	01/23/07	52.89	27.70	57.28	51.00	26.76	55.15	(37.46)	(22.88)	(38.24)
UltraShort Style
ProShares UltraShort Russell1000 Value	02/20/07	68.04	40.96	83.95	68.42	41.28	84.69	(38.32)	(24.84)	(39.81)
ProShares UltraShort Russell1000 Growth	02/20/07	99.93	40.04	81.83	102.40	41.10	84.28	(39.75)	(21.66)	(35.21)
ProShares UltraShort Russell MidCap Value	02/20/07	90.23	59.21	128.32	90.92	59.80	129.83	(41.96)	(29.20)	(45.89)
ProShares UltraShort Russell MidCap Growth	02/20/07	122.80	53.77	114.66	126.96	55.37	118.64	(46.15)	(27.88)	(44.08)
ProShares UltraShort Russell2000 Value	02/20/07	32.85	36.68	74.16	31.49	36.25	73.17	(33.61)	(26.49)	(42.14)
ProShares UltraShort Russell2000 Growth	02/20/07	80.92	39.16	79.80	82.33	40.11	81.99	(41.34)	(25.62)	(40.93)
Short/UltraShort Sector
ProShares Short Financials	06/10/08	NA	NA	23.81	NA	NA	24.24	NA	NA	(40.72)
ProShares Short Oil & Gas	06/10/08	NA	NA	28.49	NA	NA	30.08	NA	NA	(38.20)
ProShares UltraShort Basic Materials	01/30/07	75.59	6.98	13.17	78.33	7.97	15.09	(50.58)	(23.52)	(38.88)
ProShares UltraShort Consumer Goods	01/30/07	55.14	19.80	39.26	56.22	20.58	40.92	(26.47)	(11.00)	(19.26)
ProShares UltraShort Consumer Services	01/30/07	75.57	49.57	109.16	76.62	50.18	110.72	(37.04)	(24.75)	(40.67)
ProShares UltraShort Financials	01/30/07	47.67	44.61	96.62	49.99	45.27	98.28	(53.55)	(39.32)	(60.03)

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA – Not Applicable. Fund in operation for less than one year.

ProShares Trust Performance Data (continued)

PROSHARES SHORT

		NAV TOTAL RETURNS (%) AS OF 11/30/08			MARKET VALUE RETURNS (%) AS OF 11/30/08			INDEX* TOTAL RETURNS (%) AS OF 11/30/08
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
ProShares UltraShort Health Care	01/30/07	66.82	26.62	54.12	67.40	27.10	55.20	(29.75)	(13.77)	(23.82)
ProShares UltraShort Industrials	01/30/07	98.29	30.98	63.98	97.74	31.12	64.31	(40.99)	(19.84)	(33.36)
ProShares UltraShort Oil & Gas	01/30/07	(23.18)	(34.03)	(53.34)	(22.77)	(33.79)	(53.03)	(28.07)	(4.53)	(8.15)
ProShares UltraShort Real Estate	01/30/07	20.61	37.66	79.65	19.13	36.82	77.65	(50.79)	(39.90)	(60.73)
ProShares UltraShort Semiconductors	01/30/07	152.94	53.87	120.30	154.06	54.45	121.84	(51.32)	(29.79)	(47.75)
ProShares UltraShort Technology	01/30/07	113.85	35.33	74.12	112.47	35.19	73.78	(43.50)	(21.79)	(36.31)
ProShares UltraShort Telecommunications	03/25/08	NA	NA	22.15	NA	NA	24.63	NA	NA	(24.79)
ProShares UltraShort Utilities	01/30/07	39.00	2.22	4.11	40.42	2.83	5.25	(28.44)	(8.92)	(15.75)
Short/UltraShort International
ProShares Short MSCI EAFE	10/23/07	59.73	53.66	60.69	58.76	53.22	60.18	(47.52)	(43.92)	(47.28)
ProShares Short MSCI Emerging Markets	10/30/07	38.20	39.14	43.10	38.43	39.62	43.63	(56.56)	(56.39)	(59.45)
ProShares UltraShort MSCI EAFE	10/23/07	102.49	89.63	102.69	99.87	88.06	100.84	(47.52)	(43.92)	(47.28)
ProShares UltraShort MSCI Emerging Markets	10/30/07	3.82	7.81	8.50	3.86	8.50	9.25	(56.56)	(56.39)	(59.45)
ProShares UltraShort MSCI Japan	11/06/07	49.33	44.60	48.15	47.32	42.93	46.33	(46.07)	(45.33)	(47.55)
ProShares UltraShort FTSE/Xinhua China 25	11/06/07	(24.99)	(24.11)	(25.47)	(26.44)	(24.51)	(25.89)	(55.84)	(55.51)	(57.91)
UltraShort Fixed Income
ProShares UltraShort 7-10 Year Treasury	04/29/08	NA	NA	(16.59)	NA	NA	(16.18)	NA	NA	8.60
ProShares UltraShort 20+ Year Treasury	04/29/08	NA	NA	(30.72)	NA	NA	(30.68)	NA	NA	17.42

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA – Not Applicable. Fund in operation for less than one year.

ProShares Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transactions costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month (or less if the Fund has been in operations for less than six months) period and held through the period ended, November 30, 2008.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held through the period ended, November 30, 2008. For Funds that have been in operation for less than six months, the "Hypothetical Expenses Paid During the Period" reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for each Fund was in effect during the period from June 1, 2008 to November 30, 2008.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$293.90	$3.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$439.90	$3.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$362.30	$3.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$295.30	$3.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra SmallCap600
Actual	$1,000.00	$359.10	$3.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$342.00	$3.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$358.40	$3.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$334.60	$3.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$290.50	$3.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$241.70	$2.96	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$377.80	$3.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$307.60	$3.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$137.90	$2.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$561.40	$3.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$385.40	$3.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$216.50	$2.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$559.20	$3.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Industrials
Actual	$1,000.00	$302.70	$3.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$283.40	$3.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$164.70	$2.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$218.70	$2.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$297.10	$3.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$324.50	$3.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$456.00	$3.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ®
Actual	$1,000.00	$1,511.70	$5.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$1,271.90	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$1,376.30	$5.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$1,499.60	$5.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$1,372.90	$5.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$1,353.90	$5.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort QQQ®
Actual	$1,000.00	$1,983.60	$7.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$1,430.90	$5.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$1,649.70	$5.91	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraShort MidCap400
Actual	$1,000.00	$1,958.60	$7.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$1,649.20	$6.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$1,577.80	$6.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$1,548.20	$6.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$1,941.40	$7.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$1,943.70	$7.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$2,352.20	$7.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$1,389.90	$5.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$1,832.90	$6.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials**
Actual	$1,000.00	$1,238.10	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Oil & Gas**
Actual	$1,000.00	$1,284.90	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$2,680.30	$8.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$1,360.20	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$1,631.70	$6.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$1,219.30	$5.23	0.94%
Hypothetical	$1,000.00	$1,020.36	$4.76	0.94%
UltraShort Health Care
Actual	$1,000.00	$1,333.30	$5.56	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$2,038.90	$7.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$1,111.50	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$1,463.00	$5.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$2,664.60	$8.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$2,141.30	$7.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$1,596.20	$6.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$1,385.50	$5.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/08	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$1,517.10	$5.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,430.10	$5.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,893.30	$6.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,190.60	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,498.00	$5.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE/Xinhua China 25
Actual	$1,000.00	$767.60	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$810.70	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$670.40	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

**  The Fund commenced operations on June 11, 2008. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 173 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end. The specific periods covered for each Fund is disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data(1) presented here represents past performance, which cannot be used to predict future results.

(1) Source: NYSE Arca

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRA QQQ®

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	1.43%
100.0 — 149.9	5	0.89
50.0 — 99.9	8	1.43
25.0 — 49.9	23	4.10
-24.9 — 24.9	465	82.88
-49.9 — -25.0	31	5.53
-99.9 — -50.0	11	1.96
-149.9 — -100.0	6	1.07
<-150.0	4	0.71
	561	100.00%

ULTRA Dow30SM

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.07%
100.0 — 149.9	3	0.53
50.0 — 99.9	11	1.96
25.0 — 49.9	26	4.63
-24.9 — 24.9	476	84.85
-49.9 — -25.0	25	4.46
-99.9 — -50.0	10	1.78
-149.9 — -100.0	2	0.36
<-150.0	2	0.36
	561	100.00%

ULTRA S&P500®

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0 .	7	1.25%
100.0 — 149.9	3	0.53
50.0 — 99.9	12	2.14
25.0 — 49.9	19	3.39
-24.9 — 24.9	490	87.35
-49.9 — -25.0	15	2.67
-99.9 — -50.0	7	1.25
-149.9 — -100.0	4	0.71
<-150.0	4	0.71
	561	100.00%

ULTRA MidCap400

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.53%
100.0 — 149.9	3	0.53
50.0 — 99.9	15	2.67
25.0 — 49.9	40	7.13
-24.9 — 24.9	434	77.38
-49.9 — -25.0	46	8.20
-99.9 — -50.0	12	2.14
-149.9 — -100.0	3	0.53
<-150.0	5	0.89
	561	100.00%

ULTRA SmallCap600

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	1.34%
100.0 — 149.9	7	1.87
50.0 — 99.9	18	4.81
25.0 — 49.9	38	10.16
-24.9 — 24.9	237	63.37
-49.9 — -25.0	51	13.64
-99.9 — -50.0	12	3.21
-149.9 — -100.0	2	0.53
<-150.0	4	1.07
	374	100.00%

ULTRA Russell2000

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	1.87%
100.0 — 149.9	6	1.60
50.0 — 99.9	15	4.01
25.0 — 49.9	30	8.02
-24.9 — 24.9	232	62.05
-49.9 — -25.0	64	17.11
-99.9 — -50.0	14	3.74
-149.9 — -100.0	2	0.53
<-150.0	4	1.07
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRA Russell1000 Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	1.87%
100.0 — 149.9	3	0.80
50.0 — 99.9	17	4.55
25.0 — 49.9	38	10.16
-24.9 — 24.9	272	72.73
-49.9 — -25.0	19	5.08
-99.9 — -50.0	12	3.21
-149.9 — -100.0	3	0.80
<-150.0	3	0.80
	374	100.00%

ULTRA Russell1000 Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	10	2.67%
100.0 — 149.9	1	0.27
50.0 — 99.9	11	2.94
25.0 — 49.9	20	5.35
-24.9 — 24.9	286	76.47
-49.9 — -25.0	32	8.56
-99.9 — -50.0	8	2.14
-149.9 — -100.0	2	0.53
<-150.0	4	1.07
	374	100.00%

ULTRA Russell MidCap Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	11	2.94%
100.0 — 149.9	2	0.53
50.0 — 99.9	22	5.88
25.0 — 49.9	38	10.16
-24.9 — 24.9	253	67.66
-49.9 — -25.0	22	5.88
-99.9 — -50.0	15	4.01
-149.9 — -100.0	3	0.80
<-150.0	8	2.14
	374	100.00%

ULTRA Russell MidCap Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	10	2.67%
100.0 — 149.9	0	0.00
50.0 — 99.9	19	5.08
25.0 — 49.9	23	6.15
-24.9 — 24.9	275	73.53
-49.9 — -25.0	26	6.95
-99.9 — -50.0	13	3.48
-149.9 — -100.0	3	0.80
<-150.0	5	1.34
	374	100.00%

ULTRA Russell2000 Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	12	3.21%
100.0 — 149.9	5	1.34
50.0 — 99.9	18	4.81
25.0 — 49.9	39	10.43
-24.9 — 24.9	235	62.84
-49.9 — -25.0	41	10.96
-99.9 — -50.0	12	3.21
-149.9 — -100.0	6	1.60
<-150.0	6	1.60
	374	100.00%

ULTRA Russell2000 Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	2.41%
100.0 — 149.9	6	1.60
50.0 — 99.9	18	4.81
25.0 — 49.9	35	9.36
-24.9 — 24.9	260	69.53
-49.9 — -25.0	26	6.95
-99.9 — -50.0	12	3.21
-149.9 — -100.0	2	0.53
<-150.0	6	1.60
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRA Basic Materials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	2.41%
100.0 — 149.9	4	1.07
50.0 — 99.9	19	5.08
25.0 — 49.9	25	6.68
-24.9 — 24.9	273	73.00
-49.9 — -25.0	25	6.68
-99.9 — -50.0	11	2.94
-149.9 — -100.0	5	1.34
<-150.0	3	0.80
	374	100.00%

ULTRA Consumer Goods

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	1.34%
100.0 — 149.9	3	0.80
50.0 — 99.9	7	1.87
25.0 — 49.9	29	7.75
-24.9 — 24.9	297	79.42
-49.9 — -25.0	24	6.42
-99.9 — -50.0	6	1.60
-149.9 — -100.0	1	0.27
<-150.0	2	0.53
	374	100.00%

ULTRA Consumer Services

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	21	5.61%
100.0 — 149.9	25	6.68
50.0 — 99.9	21	5.61
25.0 — 49.9	17	4.55
-24.9 — 24.9	254	67.93
-49.9 — -25.0	18	4.81
-99.9 — -50.0	10	2.67
-149.9 — -100.0	4	1.07
<-150.0	4	1.07
	374	100.00%

ULTRA Financials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	2.14%
100.0 — 149.9	5	1.34
50.0 — 99.9	24	6.42
25.0 — 49.9	33	8.82
-24.9 — 24.9	224	59.89
-49.9 — -25.0	37	9.89
-99.9 — -50.0	26	6.95
-149.9 — -100.0	5	1.34
<-150.0	12	3.21
	374	100.00%

ULTRA Health Care

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.60%
100.0 — 149.9	0	0.00
50.0 — 99.9	13	3.48
25.0 — 49.9	44	11.76
-24.9 — 24.9	279	74.60
-49.9 — -25.0	23	6.15
-99.9 — -50.0	8	2.14
-149.9 — -100.0	1	0.27
<-150.0	0	0.00
	374	100.00%

ULTRA Industrials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	1.87%
100.0 — 149.9	11	2.94
50.0 — 99.9	31	8.29
25.0 — 49.9	22	5.88
-24.9 — 24.9	268	71.67
-49.9 — -25.0	14	3.74
-99.9 — -50.0	15	4.01
-149.9 — -100.0	3	0.80
<-150.0	3	0.80
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRA Oil & Gas

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	2.41%
100.0 — 149.9	2	0.53
50.0 — 99.9	16	4.28
25.0 — 49.9	26	6.95
-24.9 — 24.9	267	71.39
-49.9 — -25.0	30	8.02
-99.9 — -50.0	20	5.35
-149.9 — -100.0	4	1.07
<-150.0	0	0.00
	374	100.00%

ULTRA Real Estate

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	16	4.28%
100.0 — 149.9	12	3.21
50.0 — 99.9	25	6.68
25.0 — 49.9	34	9.09
-24.9 — 24.9	178	47.60
-49.9 — -25.0	48	12.83
-99.9 — -50.0	38	10.16
-149.9 — -100.0	11	2.94
<-150.0	12	3.21
	374	100.00%

ULTRA Semiconductors

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	11	2.94%
100.0 — 149.9	7	1.87
50.0 — 99.9	24	6.42
25.0 — 49.9	32	8.56
-24.9 — 24.9	250	66.85
-49.9 — -25.0	31	8.29
-99.9 — -50.0	15	4.01
-149.9 — -100.0	2	0.53
<-150.0	2	0.53
	374	100.00%

ULTRA Technology

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	10	2.67%
100.0 — 149.9	9	2.41
50.0 — 99.9	22	5.88
25.0 — 49.9	24	6.42
-24.9 — 24.9	272	72.72
-49.9 — -25.0	24	6.42
-99.9 — -50.0	8	2.14
-149.9 — -100.0	4	1.07
<-150.0	1	0.27
	374	100.00%

ULTRA Telecommunications

Period Covered: April 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.78%
100.0 — 149.9	2	1.56
50.0 — 99.9	3	2.34
25.0 — 49.9	14	10.94
-24.9 — 24.9	92	71.88
-49.9 — -25.0	11	8.59
-99.9 — -50.0	5	3.91
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	128	100.00%

ULTRA Utilities

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	1.87%
100.0 — 149.9	4	1.07
50.0 — 99.9	8	2.14
25.0 — 49.9	32	8.56
-24.9 — 24.9	286	76.47
-49.9 — -25.0	25	6.68
-99.9 — -50.0	9	2.41
-149.9 — -100.0	2	0.53
<-150.0	1	0.27
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

SHORT QQQ®

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.36%
100.0 — 149.9	2	0.36
50.0 — 99.9	18	3.21
25.0 — 49.9	22	3.92
-24.9 — 24.9	491	87.52
-49.9 — -25.0	8	1.43
-99.9 — -50.0	10	1.78
-149.9 — -100.0	3	0.53
<-150.0	5	0.89
	561	100.00%

SHORT Dow30SM

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	1	0.18
50.0 — 99.9	8	1.43
25.0 — 49.9	24	4.28
-24.9 — 24.9	501	89.29
-49.9 — -25.0	18	3.21
-99.9 — -50.0	6	1.07
-149.9 — -100.0	2	0.36
<-150.0	1	0.18
	561	100.00%

SHORT S&P500®

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	1	0.18
50.0 — 99.9	5	0.89
25.0 — 49.9	14	2.50
-24.9 — 24.9	526	93.75
-49.9 — -25.0	8	1.43
-99.9 — -50.0	3	0.53
-149.9 — -100.0	2	0.36
<-150.0	2	0.36
	561	100.00%

SHORT MidCap400

Period Covered: July 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.53%
100.0 — 149.9	8	1.43
50.0 — 99.9	7	1.25
25.0 — 49.9	14	2.50
-24.9 — 24.9	498	88.76
-49.9 — -25.0	23	4.10
-99.9 — -50.0	4	0.71
-149.9 — -100.0	2	0.36
<-150.0	2	0.36
	561	100.00%

SHORT SmallCap600

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.27%
100.0 — 149.9	2	0.53
50.0 — 99.9	4	1.07
25.0 — 49.9	21	5.61
-24.9 — 24.9	319	85.31
-49.9 — -25.0	15	4.01
-99.9 — -50.0	8	2.14
-149.9 — -100.0	2	0.53
<-150.0	2	0.53
	374	100.00%

SHORT Russell2000

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	3	0.80
50.0 — 99.9	5	1.34
25.0 — 49.9	21	5.61
-24.9 — 24.9	323	86.37
-49.9 — -25.0	12	3.21
-99.9 — -50.0	7	1.87
-149.9 — -100.0	2	0.53
<-150.0	1	0.27
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRASHORT QQQ®

Period Covered: October 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.40%
100.0 — 149.9	6	1.20
50.0 — 99.9	14	2.81
25.0 — 49.9	30	6.02
-24.9 — 24.9	389	78.12
-49.9 — -25.0	36	7.23
-99.9 — -50.0	7	1.41
-149.9 — -100.0	5	1.00
<-150.0	9	1.81
	498	100.00%

ULTRASHORT Dow30SM

Period Covered: October 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	0.80%
100.0 — 149.9	0	0.00
50.0 — 99.9	11	2.21
25.0 — 49.9	38	7.63
-24.9 — 24.9	402	80.72
-49.9 — -25.0	23	4.62
-99.9 — -50.0	11	2.21
-149.9 — -100.0	2	0.40
<-150.0	7	1.41
	498	100.00%

ULTRASHORT S&P500®

Period Covered: October 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.60%
100.0 — 149.9	4	0.80
50.0 — 99.9	8	1.61
25.0 — 49.9	28	5.62
-24.9 — 24.9	422	84.74
-49.9 — -25.0	14	2.81
-99.9 — -50.0	10	2.01
-149.9 — -100.0	2	0.40
<-150.0	7	1.41
	498	100.00%

ULTRASHORT MidCap400

Period Covered: October 1, 2006 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.40%
100.0 — 149.9	3	0.60
50.0 — 99.9	14	2.81
25.0 — 49.9	58	11.66
-24.9 — 24.9	365	73.30
-49.9 — -25.0	31	6.22
-99.9 — -50.0	17	3.41
-149.9 — -100.0	4	0.80
<-150.0	4	0.80
	498	100.00%

ULTRASHORT SmallCap600

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	1.07%
100.0 — 149.9	3	0.80
50.0 — 99.9	18	4.81
25.0 — 49.9	60	16.04
-24.9 — 24.9	238	63.64
-49.9 — -25.0	27	7.22
-99.9 — -50.0	13	3.48
-149.9 — -100.0	6	1.60
<-150.0	5	1.34
	374	100.00%

ULTRASHORT Russell2000

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	1.34%
100.0 — 149.9	2	0.53
50.0 — 99.9	19	5.08
25.0 — 49.9	59	15.78
-24.9 — 24.9	232	62.03
-49.9 — -25.0	31	8.29
-99.9 — -50.0	15	4.01
-149.9 — -100.0	4	1.07
<-150.0	7	1.87
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRASHORT Russell1000 Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.60%
100.0 — 149.9	2	0.53
50.0 — 99.9	10	2.67
25.0 — 49.9	27	7.23
-24.9 — 24.9	293	78.36
-49.9 — -25.0	18	4.81
-99.9 — -50.0	10	2.67
-149.9 — -100.0	2	0.53
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Russell1000 Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.80%
100.0 — 149.9	5	1.34
50.0 — 99.9	11	2.94
25.0 — 49.9	35	9.36
-24.9 — 24.9	286	76.48
-49.9 — -25.0	18	4.81
-99.9 — -50.0	10	2.67
-149.9 — -100.0	0	0.00
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Russell MidCap Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	7	1.87%
100.0 — 149.9	2	0.53
50.0 — 99.9	14	3.74
25.0 — 49.9	41	10.97
-24.9 — 24.9	266	71.13
-49.9 — -25.0	20	5.35
-99.9 — -50.0	15	4.01
-149.9 — -100.0	3	0.80
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Russell MidCap Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.60%
100.0 — 149.9	3	0.80
50.0 — 99.9	12	3.21
25.0 — 49.9	31	8.29
-24.9 — 24.9	280	74.88
-49.9 — -25.0	21	5.61
-99.9 — -50.0	14	3.74
-149.9 — -100.0	1	0.27
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Russell2000 Value

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	9	2.41%
100.0 — 149.9	6	1.60
50.0 — 99.9	12	3.21
25.0 — 49.9	48	12.83
-24.9 — 24.9	250	66.85
-49.9 — -25.0	23	6.15
-99.9 — -50.0	12	3.21
-149.9 — -100.0	8	2.14
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Russell2000 Growth

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	1.60%
100.0 — 149.9	3	0.80
50.0 — 99.9	18	4.81
25.0 — 49.9	43	11.50
-24.9 — 24.9	261	69.80
-49.9 — -25.0	25	6.68
-99.9 — -50.0	10	2.67
-149.9 — -100.0	3	0.80
<-150.0	5	1.34
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

SHORT Financials

Period Covered: July 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	6.25%
100.0 — 149.9	0	0.00
50.0 — 99.9	3	4.69
25.0 — 49.9	4	6.25
-24.9 — 24.9	47	73.43
-49.9 — -25.0	0	0.00
-99.9 — -50.0	3	4.69
-149.9 — -100.0	2	3.13
<-150.0	1	1.56
	64	100.00%

SHORT Oil & Gas

Period Covered: July 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	1.56%
100.0 — 149.9	1	1.56
50.0 — 99.9	2	3.13
25.0 — 49.9	3	4.69
-24.9 — 24.9	52	81.25
-49.9 — -25.0	2	3.13
-99.9 — -50.0	1	1.56
-149.9 — -100.0	1	1.56
<-150.0	1	1.56
	64	100.00%

ULTRASHORT Basic Materials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	2.14%
100.0 — 149.9	9	2.41
50.0 — 99.9	19	5.08
25.0 — 49.9	53	14.17
-24.9 — 24.9	226	60.43
-49.9 — -25.0	33	8.82
-99.9 — -50.0	14	3.74
-149.9 — -100.0	4	1.07
<-150.0	8	2.14
	374	100.00%

ULTRASHORT Consumer Goods

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.53%
100.0 — 149.9	1	0.27
50.0 — 99.9	9	2.41
25.0 — 49.9	40	10.70
-24.9 — 24.9	277	74.06
-49.9 — -25.0	29	7.75
-99.9 — -50.0	9	2.41
-149.9 — -100.0	2	0.53
<-150.0	5	1.34
	374	100.00%

ULTRASHORT Consumer Services

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	0.80%
100.0 — 149.9	2	0.53
50.0 — 99.9	23	6.15
25.0 — 49.9	36	9.63
-24.9 — 24.9	280	74.86
-49.9 — -25.0	15	4.01
-99.9 — -50.0	9	2.41
-149.9 — -100.0	1	0.27
<-150.0	5	1.34
	374	100.00%

ULTRASHORT Financials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	2.14%
100.0 — 149.9	6	1.60
50.0 — 99.9	14	3.74
25.0 — 49.9	39	10.43
-24.9 — 24.9	229	61.23
-49.9 — -25.0	43	11.50
-99.9 — -50.0	20	5.35
-149.9 — -100.0	5	1.34
<-150.0	10	2.67
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRASHORT Health Care

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.27%
100.0 — 149.9	1	0.27
50.0 — 99.9	8	2.14
25.0 — 49.9	29	7.75
-24.9 — 24.9	289	77.27
-49.9 — -25.0	31	8.29
-99.9 — -50.0	8	2.14
-149.9 — -100.0	1	0.27
<-150.0	6	1.60
	374	100.00%

ULTRASHORT Industrials

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.53%
100.0 — 149.9	7	1.87
50.0 — 99.9	22	5.88
25.0 — 49.9	25	6.68
-24.9 — 24.9	281	75.15
-49.9 — -25.0	16	4.28
-99.9 — -50.0	14	3.74
-149.9 — -100.0	3	0.80
<-150.0	4	1.07
	374	100.00%

ULTRASHORT Oil & Gas

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.27%
100.0 — 149.9	5	1.34
50.0 — 99.9	28	7.49
25.0 — 49.9	50	13.37
-24.9 — 24.9	229	61.22
-49.9 — -25.0	37	9.89
-99.9 — -50.0	12	3.21
-149.9 — -100.0	4	1.07
<-150.0	8	2.14
	374	100.00%

ULTRASHORT Real Estate

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	8	2.14%
100.0 — 149.9	12	3.21
50.0 — 99.9	40	10.70
25.0 — 49.9	46	12.30
-24.9 — 24.9	195	52.13
-49.9 — -25.0	36	9.63
-99.9 — -50.0	22	5.88
-149.9 — -100.0	6	1.60
<-150.0	9	2.41
	374	100.00%

ULTRASHORT Semiconductors

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.53%
100.0 — 149.9	3	0.80
50.0 — 99.9	12	3.21
25.0 — 49.9	44	11.76
-24.9 — 24.9	274	73.27
-49.9 — -25.0	24	6.42
-99.9 — -50.0	7	1.87
-149.9 — -100.0	3	0.80
<-150.0	5	1.34
	374	100.00%

ULTRASHORT Technology

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.27%
100.0 — 149.9	9	2.41
50.0 — 99.9	24	6.42
25.0 — 49.9	26	6.95
-24.9 — 24.9	278	74.32
-49.9 — -25.0	17	4.55
-99.9 — -50.0	9	2.41
-149.9 — -100.0	3	0.80
<-150.0	7	1.87
	374	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRASHORT Telecommunications

Period Covered: April 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.56%
100.0 — 149.9	1	0.78
50.0 — 99.9	3	2.34
25.0 — 49.9	14	10.94
-24.9 — 24.9	98	76.57
-49.9 — -25.0	7	5.47
-99.9 — -50.0	2	1.56
-149.9 — -100.0	1	0.78
<-150.0	0	0.00
	128	100.00%

ULTRASHORT Utilities

Period Covered: April 1, 2007 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.27%
100.0 — 149.9	2	0.53
50.0 — 99.9	7	1.87
25.0 — 49.9	43	11.50
-24.9 — 24.9	288	77.00
-49.9 — -25.0	20	5.35
-99.9 — -50.0	4	1.07
-149.9 — -100.0	4	1.07
<-150.0	5	1.34
	374	100.00%

SHORT MSCI EAFE

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	14	7.57%
100.0 — 149.9	1	0.54
50.0 — 99.9	1	0.54
25.0 — 49.9	7	3.78
-24.9 — 24.9	160	86.49
-49.9 — -25.0	2	1.08
-99.9 — -50.0	0	0.00
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	185	100.00%

SHORT MSCI Emerging Markets

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	1	0.54
50.0 — 99.9	0	0.00
25.0 — 49.9	3	1.62
-24.9 — 24.9	175	94.60
-49.9 — -25.0	3	1.62
-99.9 — -50.0	2	1.08
-149.9 — -100.0	1	0.54
<-150.0	0	0.00
	185	100.00%

ULTRASHORT MSCI EAFE

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.54%
100.0 — 149.9	1	0.54
50.0 — 99.9	3	1.62
25.0 — 49.9	15	8.11
-24.9 — 24.9	148	80.01
-49.9 — -25.0	8	4.32
-99.9 — -50.0	3	1.62
-149.9 — -100.0	1	0.54
<-150.0	5	2.70
	185	100.00%

ULTRASHORT MSCI Emerging Markets

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.54%
100.0 — 149.9	2	1.08
50.0 — 99.9	3	1.62
25.0 — 49.9	15	8.11
-24.9 — 24.9	138	74.60
-49.9 — -25.0	21	11.35
-99.9 — -50.0	5	2.70
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	185	100.00%

ProShares Trust
Premium/Discount

November 30, 2008 (Unaudited) (continued)

ULTRASHORT MSCI Japan

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	6	3.24%
100.0 — 149.9	2	1.08
50.0 — 99.9	4	2.16
25.0 — 49.9	22	11.89
-24.9 — 24.9	108	58.39
-49.9 — -25.0	30	16.22
-99.9 — -50.0	9	4.86
-149.9 — -100.0	1	0.54
<-150.0	3	1.62
	185	100.00%

ULTRASHORT FTSE/Xinhua China 25

Period Covered: January 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	5	2.70%
100.0 — 149.9	13	7.03
50.0 — 99.9	23	12.43
25.0 — 49.9	20	10.81
-24.9 — 24.9	55	29.74
-49.9 — -25.0	27	14.59
-99.9 — -50.0	27	14.59
-149.9 — -100.0	11	5.95
<-150.0	4	2.16
	185	100.00%

ULTRASHORT 7-10 Year Treasury

Period Covered: July 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	0	0.00%
100.0 — 149.9	1	1.56
50.0 — 99.9	0	0.00
25.0 — 49.9	5	7.81
-24.9 — 24.9	52	81.26
-49.9 — -25.0	5	7.81
-99.9 — -50.0	1	1.56
-149.9 — -100.0	0	0.00
<-150.0	0	0.00
	64	100.00%

ULTRASHORT 20+ Year Treasury

Period Covered: July 1, 2008 through September 30, 2008

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	1.56%
100.0 — 149.9	0	0.00
50.0 — 99.9	4	6.25
25.0 — 49.9	8	12.50
-24.9 — 24.9	35	54.69
-49.9 — -25.0	12	18.75
-99.9 — -50.0	3	4.69
-149.9 — -100.0	0	0.00
<-150.0	1	1.56
	64	100.00%

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra QQQ®

Shares		Value
	Common Stocks (a) — 86.9%
	Consumer Discretionary — 10.3%
321,255	Amazon.com, Inc.*	$13,717,589
182,005	Apollo Group, Inc., Class A*	13,985,264
397,871	Bed Bath & Beyond, Inc.*	8,072,803
1,637,900	Comcast Corp., Class A	28,401,186
863,695	DIRECTV Group, Inc. (The)*	19,009,927
135,141	Discovery Communications, Inc., Class A*	2,027,115
248,143	DISH Network Corp., Class A*	2,749,424
320,219	Expedia, Inc.*	2,689,840
126,969	Focus Media Holding Ltd. (ADR)*	948,458
218,386	Garmin Ltd.	3,730,033
82,780	Lamar Advertising Co., Class A*	1,230,939
178,357	Liberty Global, Inc., Class A*	2,584,393
618,166	Liberty Media Corp. - Interactive, Class A*	1,625,777
142,487	PetSmart, Inc.	2,500,647
150,177	Sears Holdings Corp.*	5,443,916
4,319,924	Sirius XM Radio, Inc.*	899,840
542,618	Staples, Inc.	9,419,848
1,153,996	Starbucks Corp.*	10,305,184
406,553	Virgin Media, Inc.	1,922,996
138,679	Wynn Resorts Ltd.*	5,522,198
		136,787,377
	Consumer Staples — 1.4%
260,222	Costco Wholesale Corp.	13,393,626
103,757	Hansen Natural Corp.*	3,086,771
156,272	Whole Foods Market, Inc.	1,653,358
		18,133,755
	Health Care — 16.6%
560,296	Amgen, Inc.*	31,118,840
150,250	Amylin Pharmaceuticals, Inc.*	1,113,353
358,488	Biogen Idec, Inc.*	15,167,627
512,420	Celgene Corp.*	26,697,082
75,250	Cephalon, Inc.*	5,529,370
162,136	Dentsply International, Inc.	4,228,507
250,006	Express Scripts, Inc.*	14,377,845
382,595	Genzyme Corp.*	24,493,732
1,029,208	Gilead Sciences, Inc.*	46,098,226
101,226	Henry Schein, Inc.*	3,616,805
306,090	Hologic, Inc.*	4,303,625

Shares		Value
	Common Stocks (a) (continued)
44,106	Intuitive Surgical, Inc.*	$5,845,368
132,331	Patterson Cos., Inc.*	2,490,469
715,144	Teva Pharmaceutical Industries Ltd. (ADR)	30,858,464
178,615	Vertex Pharmaceuticals, Inc.*	4,392,143
		220,331,456
	Industrials — 4.3%
190,733	CH Robinson Worldwide, Inc.	9,742,642
209,623	Cintas Corp.	5,035,144
237,651	Expeditors International of Washington, Inc.	7,944,673
161,300	Fastenal Co.	6,211,663
158,730	Foster Wheeler Ltd.*	3,533,330
120,272	Joy Global, Inc.	2,801,135
462,670	PACCAR, Inc.	12,894,613
132,083	Ryanair Holdings plc (ADR)*	3,468,499
101,899	Stericycle, Inc.*	5,838,813
		57,470,512
	Information Technology — 52.9%
1,337,451	Activision Blizzard, Inc.*	15,648,177
590,596	Adobe Systems, Inc.*	13,678,203
184,068	Akamai Technologies, Inc.*	2,258,514
480,672	Altera Corp.	7,070,685
1,403,739	Apple, Inc.*	130,084,493
788,287	Applied Materials, Inc.	7,551,789
266,299	Autodesk, Inc.*	4,417,900
29,989	Baidu.com (ADR)*	4,074,905
456,452	Broadcom Corp., Class A*	6,988,280
565,520	CA, Inc.	9,523,357
309,762	Cadence Design Systems, Inc.*	1,195,681
240,478	Check Point Software Technologies*	4,956,252
2,397,544	Cisco Systems, Inc.*	39,655,378
246,172	Citrix Systems, Inc.*	6,562,946
322,841	Cognizant Technology Solutions Corp., Class A*	6,198,547
818,481	Dell, Inc.*	9,142,433
1,101,985	eBay, Inc.*	14,469,063
365,162	Electronic Arts, Inc.*	6,959,988
233,106	Fiserv, Inc.*	7,958,239
1,032,890	Flextronics International Ltd.*	2,416,963
165,547	Flir Systems, Inc.*	5,135,268
165,228	Google, Inc., Class A*	48,405,195

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
164,856	IAC/InterActiveCorp*	$2,438,220
127,458	Infosys Technologies Ltd. (ADR)	3,205,569
2,236,467	Intel Corp.	30,863,245
459,425	Intuit, Inc.*	10,180,858
405,800	Juniper Networks, Inc.*	7,052,804
238,456	Kla-Tencor Corp.	4,485,357
147,132	Lam Research Corp.*	2,972,066
336,383	Linear Technology Corp.	6,710,841
198,213	Logitech International S.A. (Registered)*	2,586,680
654,902	Marvell Technology Group Ltd.*	3,798,432
173,876	Microchip Technology, Inc.	3,216,706
3,569,786	Microsoft Corp.	72,181,073
388,906	NetApp, Inc.*	5,250,231
620,909	NVIDIA Corp.*	4,638,190
2,445,217	Oracle Corp.*	39,343,542
389,071	Paychex, Inc.	10,995,146
2,248,371	QUALCOMM, Inc.	75,477,814
641,668	Research In Motion Ltd.*	27,251,640
234,581	SanDisk Corp.*	1,876,648
553,201	Seagate Technology	2,328,976
372,113	Sun Microsystems, Inc.*	1,179,598
996,844	Symantec Corp.*	11,992,033
207,008	VeriSign, Inc.*	4,469,303
416,651	Xilinx, Inc.	6,816,410
756,801	Yahoo!, Inc.*	8,710,780
		704,374,418
	Materials — 0.6%
137,438	Sigma-Aldrich Corp.	5,924,952
214,566	Steel Dynamics, Inc.	1,772,315
		7,697,267
	Telecommunication Services — 0.8%
78,062	Leap Wireless International, Inc.*	1,561,240
1,726,122	Level 3 Communications, Inc.*	1,623,073
118,940	Millicom International Cellular S.A.	4,558,970
182,902	NII Holdings, Inc.*	3,555,615
		11,298,898
Total Common Stock (Cost $1,431,464,302)		1,156,093,683

Principal Amount		Value
	Repurchase Agreements — 36.6%
$64,977,945	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $64,979,082 (b)	$64,977,945
64,977,945	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $64,979,569 (c)	64,977,945
4,873,346	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $4,873,427 (d)	4,873,346
16,244,486	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $16,245,592 (e)	16,244,486
32,488,972	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $32,491,183 (f)	32,488,972
113,711,403	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $113,714,056 (g)	113,711,403
97,466,917	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $97,468,541 (h)	97,466,917
92,667,243	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $92,669,174 (i)	92,667,243
Total Repurchase Agreements (Cost $487,408,257)		487,408,257
Total Investments (Cost $1,918,872,559) — 123.5%		1,643,501,940
Liabilities in excess of other assets — (23.5%)		(312,912,075)
Net Assets — 100.0%		$1,330,589,865

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra QQQ® (continued)

of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $66,277,524. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $66,277,524. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $4,971,011. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $16,569,436. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $33,138,751. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $115,985,749. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $99,416,297. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $94,520,778. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,484,905
Aggregate gross unrealized depreciation	(495,674,489)
Net unrealized depreciation	$(494,189,584)
Federal income tax cost of investments	$2,137,691,524

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	10,905	12/19/08	$258,230,400	$6,511,359

Cash collateral in the amount of $41,850,043 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

See accompanying notes to the financial statements.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	$340,423	$(16,112)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	117,301,018	(8,476,223)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	287,281,330	(1,786,137)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	258,393,592	(256,648,894)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	567,689,209	(41,759,593)
		$1,231,005,572	$(308,686,959)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 86.1%
	Consumer Discretionary — 8.5%
677,408	General Motors Corp.	$3,549,618
677,408	Home Depot, Inc.	15,654,899
677,408	McDonald's Corp.	39,797,720
677,408	Walt Disney Co. (The)	15,255,228
		74,257,465
	Consumer Staples — 15.1%
677,408	Coca-Cola Co. (The)	31,750,113
677,408	Kraft Foods, Inc., Class A	18,432,271
677,408	Procter & Gamble Co.	43,591,205
677,408	Wal-Mart Stores, Inc.	37,853,559
		131,627,148
	Energy — 12.4%
677,408	Chevron Corp.	53,522,006
677,408	Exxon Mobil Corp.	54,294,251
		107,816,257
	Financials — 6.2%
677,408	American Express Co.	15,790,381
677,408	Bank of America Corp.	11,007,880
677,408	Citigroup, Inc.	5,615,712
677,408	JPMorgan Chase & Co.	21,446,737
		53,860,710
	Health Care — 7.9%
677,408	Johnson & Johnson	39,682,561
677,408	Merck & Co., Inc.	18,100,342
677,408	Pfizer, Inc.	11,129,813
		68,912,716
	Industrials — 16.8%
677,408	3M Co.	45,338,918
677,408	Boeing Co.	28,877,903
677,408	Caterpillar, Inc.	27,766,954
677,408	General Electric Co.	11,631,095
677,408	United Technologies Corp.	32,874,610
		146,489,480
	Information Technology — 11.7%
677,408	Hewlett-Packard Co.	23,898,954
677,408	Intel Corp.	9,348,230

Shares		Value
	Common Stocks (a) (continued)
677,408	International Business Machines Corp.	$55,276,493
677,408	Microsoft Corp.	13,697,190
		102,220,867
	Materials — 2.8%
677,408	Alcoa, Inc.	7,288,910
677,408	EI Du Pont de Nemours & Co.	16,975,845
		24,264,755
	Telecommunication Services — 4.7%
677,408	AT&T, Inc.	19,346,773
677,408	Verizon Communications, Inc.	22,117,371
		41,464,144
Total Common Stock (Cost $797,286,032)		750,913,542
Principal Amount
	Repurchase Agreements — 23.9%
$27,740,968	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $27,741,453 (b)	27,740,968
27,740,968	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $27,741,662 (c)	27,740,968
2,080,573	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,080,608 (d)	2,080,573
6,935,242	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $6,935,714 (e)	6,935,242
13,870,484	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $13,871,428 (f)	13,870,484
48,546,693	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $48,547,826 (g)	48,546,693

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)
$41,611,452	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $41,612,146 (h)	$41,611,452
39,562,330	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $39,563,154 (i)	39,562,330
Total Repurchase Agreements (Cost $208,088,710)		208,088,710
Total Investments (Cost $1,005,374,742) — 110.0%		959,002,252
Liabilities in excess of other assets — (10.0%)		(87,064,668)
Net Assets — 100.0%		$871,937,584

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $28,295,796. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $28,295,796. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $2,122,269. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $7,073,972. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $14,147,894. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $49,517,677. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $42,443,699. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $40,353,659. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Dow30SM (continued)

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,838,284
Aggregate gross unrealized depreciation	(112,281,530)
Net unrealized depreciation	$(104,443,246)
Federal income tax cost of investments	$1,063,445,498

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	3,221	12/19/08	$141,981,680	$4,740,551

Cash collateral in the amount of $20,594,713 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	$122,797,519	$(1,305,964)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	126,747,108	—
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	101,688,057	(58,311,943)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	501,751,279	—
		$852,983,963	$(59,617,907)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.2%
270,298	3M Co. (Industrials)	0.5%	$18,091,045
596,174	Abbott Laboratories (Health Care)	0.9%	31,233,556
409,167	Amgen, Inc.* (Health Care)	0.6%	22,725,135
342,580	Apple, Inc.* (Information Technology)	0.9%	31,746,889
2,279,198	AT&T, Inc. (Telecommunication Services)	1.8%	65,093,895
1,939,686	Bank of America Corp. (Financials)	0.9%	31,519,898
443,261	Bank of New York Mellon Corp. (The) (Financials)	0.4%	13,390,915
765,659	Bristol-Myers Squibb Co. (Health Care)	0.4%	15,849,141
794,632	Chevron Corp. (Energy)	1.8%	62,783,874
2,284,610	Cisco Systems, Inc.* (Information Technology)	1.1%	37,787,449
2,105,987	Citigroup, Inc. (Financials)	0.5%	17,458,632
768,847	Coca-Cola Co. (The) (Consumer Staples)	1.0%	36,035,859
1,128,595	Comcast Corp., Class A (Consumer Discretionary)	0.6%	19,569,837
587,741	ConocoPhillips (Energy)	0.9%	30,868,157
555,062	CVS/Caremark Corp. (Consumer Staples)	0.5%	16,057,944
254,301	Exelon Corp. (Utilities)	0.4%	14,294,259
2,008,804	Exxon Mobil Corp. (Energy)	4.6%	161,005,642
4,059,292	General Electric Co. (Industrials)	2.0%	69,698,044
355,784	Gilead Sciences, Inc.* (Health Care)	0.4%	15,935,565
168,101	Goldman Sachs Group, Inc. (The) (Financials)	0.4%	13,278,298
92,411	Google, Inc., Class A* (Information Technology)	0.8%	27,072,727

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
947,186	Hewlett-Packard Co. (Information Technology)	0.9%	$33,416,722
656,879	Home Depot, Inc. (Consumer Discretionary)	0.4%	15,180,474
2,174,312	Intel Corp. (Information Technology)	0.8%	30,005,506
523,968	International Business Machines Corp. (Information Technology)	1.2%	42,755,789
1,080,755	Johnson & Johnson (Health Care)	1.8%	63,310,628
1,424,883	JPMorgan Chase & Co. (Financials)	1.3%	45,111,796
587,138	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	15,976,025
434,976	McDonald's Corp. (Consumer Discretionary)	0.7%	25,554,840
436,362	Medtronic, Inc. (Health Care)	0.4%	13,317,768
828,596	Merck & Co., Inc. (Health Care)	0.6%	22,140,085
3,036,925	Microsoft Corp. (Information Technology)	1.8%	61,406,623
212,753	Monsanto Co. (Materials)	0.5%	16,850,038
316,031	Occidental Petroleum Corp. (Energy)	0.5%	17,109,918
1,515,536	Oracle Corp.* (Information Technology)	0.7%	24,384,974
605,464	PepsiCo, Inc. (Consumer Staples)	1.0%	34,329,809
2,607,141	Pfizer, Inc. (Health Care)	1.2%	42,835,327
797,167	Philip Morris International, Inc. (Consumer Staples)	1.0%	33,608,561
1,158,532	Procter & Gamble Co. (Consumer Staples)	2.1%	74,551,534

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra S&P500® (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
634,626	QUALCOMM, Inc. (Information Technology)	0.6%	$21,304,395
463,916	Schlumberger Ltd. (Energy)	0.7%	23,539,098
673,673	U.S. Bancorp (Financials)	0.5%	18,175,698
389,853	United Parcel Service, Inc., Class B (Industrials)	0.6%	22,455,533
372,942	United Technologies Corp. (Industrials)	0.5%	18,098,875
1,101,346	Verizon Communications, Inc. (Telecommunication Services)	1.0%	35,958,947
867,250	Wal-Mart Stores, Inc. (Consumer Staples)	1.4%	48,461,930
725,719	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	16,343,192
1,437,411	Wells Fargo & Co. (Financials)	1.2%	41,526,804
515,770	Wyeth (Health Care)	0.5%	18,572,878
65,302,400	Other Common Stocks	39.9%	1,400,568,485
Total Common Stock (Cost $3,306,251,584)			3,028,349,013
Principal Amount
	Repurchase Agreements — 22.8%
$106,554,656	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $106,556,521 (b)		106,554,656
106,554,656	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $106,557,320 (c)		106,554,656
7,991,599	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,991,732 (d)		7,991,599
26,638,664	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $26,640,477 (e)		26,638,664

Principal Amount		Value
	Repurchase Agreements (continued)
$53,277,328	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $53,280,954 (f)	$53,277,328
186,470,648	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $186,474,999 (g)	186,470,648
159,831,984	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $159,834,648 (h)	159,831,984
151,961,196	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $151,964,362 (i)	151,961,196
Total Repurchase Agreements (Cost $799,280,731)		799,280,731
Total Investments (Cost $4,105,532,315) — 109.0%		3,827,629,744
Liabilities in excess of other assets — (-9.0%)		(314,475,470)
Net Assets — 100.0%		$3,513,154,274

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $108,685,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $108,685,783. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $8,151,756. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $27,171,535. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $54,342,875. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $190,200,255. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $163,028,693. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $155,000,731. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,293,766
Aggregate gross unrealized depreciation	(540,010,613)
Net unrealized depreciation	$(523,716,847)
Federal income tax cost of investments	$4,351,346,591

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P500 Futures Contracts	13,097	12/19/08	$585,272,188	$32,309,772

Cash collateral in the amount of $82,137,433 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra S&P500® (continued)

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	$562,345	$(4,665)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	225,155,963	(167,147,078)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	416,940,758	—
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	948,661,534	(27,653,595)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	1,816,569,828	—
		$3,407,890,428	$(194,805,338)

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	6.9%
Consumer Staples	11.3%
Energy	12.3%
Financials	11.5%
Health Care	12.1%
Industrials	9.5%
Information Technology	13.0%
Materials	2.6%
Telecommunication Services	3.3%
Utilities	3.7%
Other[1]	13.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.3%
12,720	Advance Auto Parts, Inc. (Consumer Discretionary)	0.4%	$386,179
10,964	Airgas, Inc. (Materials)	0.4%	391,963
8,943	Alliance Data Systems Corp.* (Information Technology)	0.4%	387,321
14,684	Alliant Energy Corp. (Utilities)	0.5%	467,979
14,189	Ametek, Inc. (Industrials)	0.5%	495,622
17,931	Aqua America, Inc. (Utilities)	0.4%	388,923
9,279	Church & Dwight Co., Inc. (Consumer Staples)	0.5%	551,544
8,750	Commerce Bancshares, Inc./MO (Financials)	0.4%	383,338
7,856	Cullen/Frost Bankers, Inc. (Financials)	0.4%	425,874
8,168	DeVry, Inc. (Consumer Discretionary)	0.5%	469,497
12,021	Dollar Tree, Inc.* (Consumer Discretionary)	0.5%	509,210
7,260	Dun & Bradstreet Corp. (Industrials)	0.6%	580,800
17,401	Equitable Resources, Inc. (Utilities)	0.6%	580,671
8,200	Everest Re Group Ltd. (Financials)	0.6%	643,372
7,836	Federal Realty Investment Trust (REIT) (Financials)	0.4%	453,234
18,507	Flir Systems, Inc.* (Information Technology)	0.6%	574,087
9,947	FMC Corp. (Materials)	0.4%	434,684
16,940	FMC Technologies, Inc.* (Energy)	0.5%	465,342
10,611	Global Payments, Inc. (Information Technology)	0.4%	383,800
13,549	Health Care REIT, Inc. (REIT) (Financials)	0.5%	514,862
11,886	Henry Schein, Inc.* (Health Care)	0.4%	424,687

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
34,069	Hologic, Inc.* (Health Care)	0.5%	$479,010
4,186	ITT Educational Services, Inc.* (Consumer Discretionary)	0.4%	377,075
5,502	Martin Marietta Materials, Inc. (Materials)	0.5%	482,195
20,115	McAfee, Inc.* (Information Technology)	0.6%	610,088
24,366	MDU Resources Group, Inc. (Utilities)	0.5%	495,361
45,701	New York Community Bancorp, Inc. (Financials)	0.6%	596,398
17,576	Newfield Exploration Co.* (Energy)	0.4%	396,866
20,682	Northeast Utilities (Utilities)	0.5%	481,891
14,199	NSTAR (Utilities)	0.5%	504,065
13,883	Oneok, Inc. (Utilities)	0.4%	407,327
17,816	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.5%	464,463
15,835	Pharmaceutical Product Development, Inc. (Health Care)	0.4%	417,094
7,701	Philadelphia Consolidated Holding Co.* (Financials)	0.5%	473,226
23,011	Pride International, Inc.* (Energy)	0.4%	373,008
17,245	Puget Energy, Inc. (Utilities)	0.4%	422,158
26,228	Quanta Services, Inc.* (Industrials)	0.4%	426,467
7,473	Ralcorp Holdings, Inc.* (Consumer Staples)	0.5%	467,511
9,469	Reinsurance Group of America, Inc. (Financials)	0.4%	384,441
20,569	Republic Services, Inc. (Industrials)	0.5%	493,656
11,913	Roper Industries, Inc. (Industrials)	0.5%	545,258

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra MidCap400 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,489	Ross Stores, Inc. (Consumer Discretionary)	0.5%	$463,459
25,593	SAIC, Inc.* (Information Technology)	0.4%	455,555
15,555	SCANA Corp. (Utilities)	0.5%	540,536
1,894	Strayer Education, Inc. (Consumer Discretionary)	0.4%	453,821
14,158	Telephone & Data Systems, Inc. (Telecommunication Services)	0.5%	459,427
11,232	URS Corp.* (Industrials)	0.4%	426,367
19,813	Vertex Pharmaceuticals, Inc.* (Health Care)	0.5%	487,202
18,623	WR Berkley Corp. (Financials)	0.5%	529,452
3,887,517	Other Common Stocks	63.3%	63,218,135
Total Common Stock (Cost $96,934,745)			86,244,501
Principal Amount
	Repurchase Agreements — 45.0%
$6,000,678	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $6,000,783 (b)		6,000,678
6,000,678	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $6,000,828 (c)		6,000,678
450,051	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $450,059 (d)		450,051
1,500,170	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,500,272 (e)		1,500,170
3,000,339	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $3,000,543 (f)		3,000,339

Principal Amount		Value
	Repurchase Agreements (continued)
$10,501,187	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $10,501,432 (g)	$10,501,187
9,001,017	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,001,167 (h)	9,001,017
8,557,770	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $8,557,948 (i)	8,557,770
Total Repurchase Agreements (Cost $45,011,890)		45,011,890
Total Investments (Cost $141,946,635) — 131.3%		131,256,391
Liabilities in excess of other assets — (-31.3%)		(31,313,289)
Net Assets — 100.0%		$99,943,102

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $6,120,693. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $6,120,693. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the

See accompanying notes to the financial statements.

date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $459,070. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,530,179. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,060,346. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $10,711,222. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $9,181,041. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $8,728,943. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,084
Aggregate gross unrealized depreciation	(33,820,032)
Net unrealized depreciation	$(33,452,948)
Federal income tax cost of investments	$164,709,339

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	419	12/19/08	$21,528,220	$1,572,258

Cash collateral in the amount of $3,172,713 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra MidCap400 (continued)

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	$514,008	$(11,279)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	15,216,505	(226,506)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	41,195,511	(857,959)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	33,881,371	(27,118,629)
		$90,807,395	$(28,214,373)

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	11.6%
Consumer Staples	3.7%
Energy	5.8%
Financials	17.1%
Health Care	9.1%
Industrials	12.5%
Information Technology	11.8%
Materials	5.8%
Telecommunication Services	0.5%
Utilities	8.4%
Other[1]	13.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 91.9%
4,707	Aaron Rents, Inc. (Consumer Discretionary)	0.4%	$124,406
3,685	Alpharma, Inc., Class A* (Health Care)	0.4%	133,029
4,679	AMERIGROUP Corp.* (Health Care)	0.4%	114,916
7,990	Atmos Energy Corp. (Utilities)	0.7%	199,191
2,669	CACI International, Inc., Class A* (Information Technology)	0.4%	118,530
4,474	Casey's General Stores, Inc. (Consumer Staples)	0.4%	132,654
1,653	Chattem, Inc.* (Consumer Staples)	0.4%	119,958
4,471	Clarcor, Inc. (Industrials)	0.5%	143,564
5,297	Cleco Corp. (Utilities)	0.4%	124,850
4,987	Cubist Pharmaceuticals, Inc.* (Health Care)	0.4%	122,481
3,966	Curtiss-Wright Corp. (Industrials)	0.4%	132,464
4,697	Gardner Denver, Inc.* (Industrials)	0.4%	116,251
2,238	Haemonetics Corp.* (Health Care)	0.4%	127,991
2,812	Home Properties, Inc. (REIT) (Financials)	0.4%	109,668
6,194	Immucor, Inc.* (Health Care)	0.5%	150,328
7,852	Informatica Corp.* (Information Technology)	0.4%	108,986
3,029	Itron, Inc.* (Information Technology)	0.5%	143,514
4,767	Kirby Corp.* (Industrials)	0.4%	121,225
4,670	Landstar System, Inc. (Industrials)	0.5%	150,094
4,141	Lennox International, Inc. (Industrials)	0.4%	114,457
11,963	LKQ Corp.* (Consumer Discretionary)	0.4%	124,654
3,583	Magellan Health Services, Inc.* (Health Care)	0.4%	117,702
7,121	Micros Systems, Inc.* (Information Technology)	0.4%	118,565
6,991	Microsemi Corp.* (Information Technology)	0.4%	136,255

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,766	Moog, Inc., Class A* (Industrials)	0.4%	$121,190
7,027	National Penn Bancshares, Inc. (Financials)	0.4%	108,075
3,713	New Jersey Resources Corp. (Utilities)	0.5%	149,114
2,331	Northwest Natural Gas Co. (Utilities)	0.4%	116,433
3,642	Owens & Minor, Inc. (Health Care)	0.5%	151,252
2,688	Panera Bread Co., Class A* (Consumer Discretionary)	0.4%	119,455
4,024	Pediatrix Medical Group, Inc.* (Health Care)	0.4%	125,227
3,693	Penn Virginia Corp. (Energy)	0.4%	110,901
6,469	Piedmont Natural Gas Co. (Utilities)	0.7%	217,358
2,959	ProAssurance Corp.* (Financials)	0.5%	161,532
3,620	Prosperity Bancshares, Inc. (Financials)	0.4%	119,496
3,371	Rock-Tenn Co., Class A (Materials)	0.4%	113,839
1,839	SEACOR Holdings, Inc.* (Energy)	0.4%	121,613
10,098	Senior Housing Properties Trust (REIT) (Financials)	0.5%	140,665
5,480	St. Mary Land & Exploration Co. (Energy)	0.4%	110,203
7,588	Susquehanna Bancshares, Inc. (Financials)	0.4%	115,945
3,144	Teledyne Technologies, Inc.* (Industrials)	0.4%	127,709
2,826	Tractor Supply Co.* (Consumer Discretionary)	0.4%	108,462
2,601	UMB Financial Corp. (Financials)	0.4%	124,354
3,318	United Bankshares, Inc. (Financials)	0.4%	110,323
6,402	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.4%	117,797
6,842	Waste Connections, Inc.* (Industrials)	0.7%	193,150

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra SmallCap600 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,811	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.5%	$153,660
4,423	WMS Industries, Inc.* (Consumer Discretionary)	0.4%	109,027
3,290	Zenith National Insurance Corp. (Financials)	0.4%	108,537
1,636,042	Other Common Stocks	70.5%	20,971,580
Total Common Stock (Cost $31,390,984)			27,332,630
Principal Amount
	Repurchase Agreements — 37.6%
$1,489,473	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,489,499 (b)		1,489,473
1,489,473	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,489,510 (c)		1,489,473
111,710	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $111,712 (d)		111,710
372,368	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $372,393 (e)		372,368
744,736	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $744,787 (f)		744,736
2,606,577	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,606,638 (g)		2,606,577
2,234,209	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,234,246 (h)		2,234,209

Principal Amount		Value
	Repurchase Agreements (continued)
$2,124,188	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,124,232 (i)	$2,124,188
Total Repurchase Agreements (Cost $11,172,734)		11,172,734
Total Investments (Cost $42,563,718) — 129.5%		38,505,364
Liabilities in excess of other assets — (-29.5%)		(8,774,676)
Net Assets — 100.0%		$29,730,688

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,519,263. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,519,263. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $113,949. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $379,817. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $759,631. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,658,711. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,278,894. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,166,676. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,491
Aggregate gross unrealized depreciation	(12,762,279)
Net unrealized depreciation	$(12,705,788)
Federal income tax cost of investments	$51,211,152

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/08/08	$4,413,537	$(3,086,463)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/08/08	27,028,209	(2,364,943)
		$31,441,746	$(5,451,406)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra SmallCap600 (continued)

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	11.8%
Consumer Staples	3.4%
Energy	4.3%
Financials	17.9%
Health Care	12.8%
Industrials	17.8%
Information Technology	14.7%
Materials	3.5%
Telecommunication Services	0.2%
Utilities	5.5%
Other[1]	8.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.5%
25,635	Alexion Pharmaceuticals, Inc.* (Health Care)	0.3%	$862,874
13,937	Alpharma, Inc., Class A* (Health Care)	0.2%	503,126
28,493	Aspen Insurance Holdings Ltd. (Financials)	0.2%	525,126
6,314	Bio-Rad Laboratories, Inc., Class A* (Health Care)	0.2%	468,246
16,922	Casey's General Stores, Inc. (Consumer Staples)	0.2%	501,737
16,850	Clarcor, Inc. (Industrials)	0.2%	541,054
20,082	Cleco Corp. (Utilities)	0.2%	473,333
10,817	Compass Minerals International, Inc. (Materials)	0.2%	605,644
15,202	Comstock Resources, Inc.* (Energy)	0.2%	637,420
14,931	Curtiss-Wright Corp. (Industrials)	0.2%	498,695
39,544	First Niagara Financial Group, Inc. (Financials)	0.2%	613,328
26,986	FirstMerit Corp. (Financials)	0.2%	593,692
25,794	Flowers Foods, Inc. (Consumer Staples)	0.3%	690,763
48,677	Foundry Networks, Inc.* (Information Technology)	0.3%	754,007
11,047	Granite Construction, Inc. (Industrials)	0.2%	473,806
8,584	Haemonetics Corp.* (Health Care)	0.2%	490,919
21,194	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	506,113
23,375	Immucor, Inc.* (Health Care)	0.2%	567,311
16,492	ITC Holdings Corp. (Utilities)	0.3%	692,664
31,360	Knight Capital Group, Inc., Class A* (Financials)	0.2%	519,008
16,325	Marvel Entertainment, Inc.* (Consumer Discretionary)	0.2%	480,771
26,237	Microsemi Corp.* (Information Technology)	0.2%	511,359
14,900	Myriad Genetics, Inc.* (Health Care)	0.3%	883,272

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
13,990	New Jersey Resources Corp. (Utilities)	0.2%	$561,838
36,235	NewAlliance Bancshares, Inc. (Financials)	0.2%	499,318
15,064	Nicor, Inc. (Utilities)	0.2%	614,310
18,545	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	521,115
19,094	OSI Pharmaceuticals, Inc.* (Health Care)	0.3%	710,297
13,710	Owens & Minor, Inc. (Health Care)	0.2%	569,376
24,501	Piedmont Natural Gas Co. (Utilities)	0.3%	823,234
16,325	Platinum Underwriters Holdings Ltd. (Financials)	0.2%	501,667
29,211	Polycom, Inc.* (Information Technology)	0.2%	550,043
10,699	ProAssurance Corp.* (Financials)	0.2%	584,058
18,752	Ralcorp Holdings, Inc.* (Consumer Staples)	0.4%	1,173,125
33,796	Realty Income Corp. (REIT) (Financials)	0.3%	682,341
38,200	Senior Housing Properties Trust (REIT) (Financials)	0.2%	532,126
19,531	STERIS Corp. (Health Care)	0.2%	540,032
26,445	Sybase, Inc.* (Information Technology)	0.2%	651,605
11,821	Teledyne Technologies, Inc.* (Industrials)	0.2%	480,169
41,960	UAL Corp. (Industrials)	0.2%	472,050
10,364	UMB Financial Corp. (Financials)	0.2%	495,503
21,499	Validus Holdings Ltd. (Financials)	0.2%	499,637
16,155	Wabtec Corp. (Industrials)	0.2%	623,422
26,585	Waste Connections, Inc.* (Industrials)	0.3%	750,495
14,243	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.2%	574,278
132,317	Wendy's/Arby's Group, Inc., Class A (Consumer Discretionary)	0.2%	531,914
9,682	Westamerica Bancorporation (Financials)	0.2%	514,695
34,983	Westar Energy, Inc. (Utilities)	0.3%	707,706

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
16,507	WGL Holdings, Inc. (Utilities)	0.2%	$595,903
22,624,610	Other Common Stocks	74.5%	207,985,034
Total Common Stock (Cost $264,227,169)			237,139,559
Principal Amount
	Repurchase Agreements — 34.2%
$12,647,560	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $12,647,781 (b)		12,647,560
12,647,560	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $12,647,876 (c)		12,647,560
948,567	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $948,583 (d)		948,567
3,161,890	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $3,162,105 (e)		3,161,890
6,323,780	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $6,324,210 (f)		6,323,780
22,133,231	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $22,133,747 (g)		22,133,231
18,971,341	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $18,971,657 (h)		18,971,341
18,037,113	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $18,037,489 (i)		18,037,113
Total Repurchase Agreements (Cost $94,871,042)			94,871,042

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
71	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—%	$—
Total Warrant (Cost $—)			—
Total Investments (Cost $359,098,210) — 119.7%			332,010,601
Liabilities in excess of other assets — (-19.7%)			(54,741,624)
Net Assets — 100.0%			$277,268,977

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $12,900,515. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $12,900,515. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $967,577. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $3,225,139. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $6,450,256. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $22,575,919. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $19,350,776. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $18,397,892. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$545,530
Aggregate gross unrealized depreciation	(84,973,527)
Net unrealized depreciation	$(84,427,997)
Federal income tax cost of investments	$416,438,598

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Index® Futures Contracts	1,268	12/18/08	$60,090,520	$4,907,215

Cash collateral in the amount of $6,126,815 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	$24,092,757	$(17,907,243)
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	232,741,267	(18,619,087)
		$256,834,024	$(36,526,330)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 (continued)

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	9.1%
Consumer Staples	3.4%
Energy	4.3%
Financials	19.6%
Health Care	12.8%
Industrials	14.0%
Information Technology	14.1%
Materials	3.2%
Telecommunication Services	1.0%
Utilities	4.0%
Other[1]	14.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.8%
3,955	Amgen, Inc.* (Health Care)	1.2%	$219,661
1,702	Anadarko Petroleum Corp. (Energy)	0.4%	69,867
1,216	Apache Corp. (Energy)	0.5%	93,997
21,592	AT&T, Inc. (Telecommunication Services)	3.4%	616,668
18,231	Bank of America Corp. (Financials)	1.6%	296,254
4,157	Bank of New York Mellon Corp. (The) (Financials)	0.7%	125,583
7,519	Chevron Corp. (Energy)	3.3%	594,076
1,328	Chubb Corp. (Financials)	0.4%	68,206
19,786	Citigroup, Inc. (Financials)	0.9%	164,026
2,489	Coca-Cola Co. (The) (Consumer Staples)	0.6%	116,659
7,216	Comcast Corp., Class A (Consumer Discretionary)	0.7%	125,125
5,609	ConocoPhillips (Energy)	1.6%	294,585
1,813	Covidien Ltd. (Health Care)	0.4%	66,809
2,388	CVS/Caremark Corp. (Consumer Staples)	0.4%	69,085
1,625	Devon Energy Corp. (Energy)	0.6%	117,553
2,103	Dominion Resources, Inc. (Utilities)	0.4%	77,432
4,596	Duke Energy Corp. (Utilities)	0.4%	71,514
3,273	EI Du Pont de Nemours & Co. (Materials)	0.5%	82,021
3,291	Eli Lilly & Co. (Health Care)	0.6%	112,388
1,192	Exelon Corp. (Utilities)	0.4%	67,002
15,654	Exxon Mobil Corp. (Energy)	7.0%	1,254,668
1,126	FedEx Corp. (Industrials)	0.3%	79,552
1,487	FPL Group, Inc. (Utilities)	0.4%	72,506
1,452	General Dynamics Corp. (Industrials)	0.4%	75,025
36,228	General Electric Co. (Industrials)	3.5%	622,035
1,116	General Mills, Inc. (Consumer Staples)	0.4%	70,498
1,284	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	101,423
6,139	Home Depot, Inc. (Consumer Discretionary)	0.8%	141,872
7,551	Johnson & Johnson (Health Care)	2.5%	442,338
14,213	JPMorgan Chase & Co. (Financials)	2.5%	449,984

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,343	Kraft Foods, Inc., Class A (Consumer Staples)	0.8%	$145,383
5,046	Lowe's Cos., Inc. (Consumer Discretionary)	0.6%	104,250
2,577	Marathon Oil Corp. (Energy)	0.4%	67,466
5,574	Merck & Co., Inc. (Health Care)	0.8%	148,937
5,556	Merrill Lynch & Co., Inc. (Financials)	0.4%	73,450
24,588	Pfizer, Inc. (Health Care)	2.2%	403,981
1,258	PNC Financial Services Group, Inc. (Financials)	0.4%	66,385
6,980	Procter & Gamble Co. (Consumer Staples)	2.5%	449,163
2,789	Southern Co. (Utilities)	0.6%	101,296
11,558	Time Warner, Inc. (Consumer Discretionary)	0.6%	104,600
2,201	Travelers Cos., Inc. (The) (Financials)	0.5%	96,074
6,328	U.S. Bancorp (Financials)	0.9%	170,729
1,524	United Technologies Corp. (Industrials)	0.4%	73,960
10,359	Verizon Communications, Inc. (Telecommunication Services)	1.9%	338,221
1,572	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	87,843
6,123	Walt Disney Co. (The) (Consumer Discretionary)	0.8%	137,890
11,999	Wells Fargo & Co. (Financials)	1.9%	346,651
4,844	Wyeth (Health Care)	1.0%	174,432
1,795	XTO Energy, Inc. (Energy)	0.4%	68,641
386,274	Other Common Stocks	33.7%	6,062,801
Total Common Stock (Cost $17,015,344)			15,980,565
Principal Amount
	Repurchase Agreements — 14.0%
$334,609	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $334,615 (b)		334,609

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell1000 Value (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$334,609	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $334,617 (c)	$334,609
25,096	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $25,096 (d)	25,096
83,652	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $83,658 (e)	83,652
167,304	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $167,315 (f)	167,304
585,565	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $585,579 (g)	585,565
501,913	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $501,921 (h)	501,913
477,197	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $477,207 (i)	477,197
	Total Repurchase Agreements (Cost $2,509,945)	2,509,945
	Total Investments (Cost $19,525,289) — 102.8%	18,490,510
	Liabilities in excess of other assets — (-2.8%)	(512,187)
	Net Assets — 100.0%	$17,978,323

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $341,301. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $341,301. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $25,599. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $85,325. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $170,650. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $597,277. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due

See accompanying notes to the financial statements.

12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $511,951. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $486,742. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,758,545)
Net unrealized depreciation	$(3,758,545)
Federal income tax cost of investments	$22,249,055

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	12/08/08	$865,344	$(5,128)
Equity Index Swap Agreement based on Russell 1000® Value Index	12/08/08	18,989,849	—
		$19,855,193	$(5,128)

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	15.9%
Financials	21.1%
Health Care	11.2%
Industrials	7.8%
Information Technology	2.2%
Materials	2.7%
Telecommunication Services	5.8%
Utilities	6.3%
Other[1]	11.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.2%
2,579	3M Co. (Industrials)	0.9%	$172,611
5,653	Abbott Laboratories (Health Care)	1.5%	296,161
1,742	Aflac, Inc. (Financials)	0.4%	80,655
5,738	Altria Group, Inc. (Consumer Staples)	0.5%	92,267
3,230	Apple, Inc.* (Information Technology)	1.5%	299,324
1,900	Automatic Data Processing, Inc. (Information Technology)	0.4%	78,014
2,300	Baxter International, Inc. (Health Care)	0.6%	121,670
2,752	Boeing Co. (Industrials)	0.6%	117,318
6,623	Bristol-Myers Squibb Co. (Health Care)	0.7%	137,096
1,032	Burlington Northern Santa Fe Corp. (Industrials)	0.4%	79,062
2,253	Caterpillar, Inc. (Industrials)	0.5%	92,350
1,597	Celgene Corp.* (Health Care)	0.4%	83,204
21,640	Cisco Systems, Inc.* (Information Technology)	1.8%	357,926
5,998	Coca-Cola Co. (The) (Consumer Staples)	1.4%	281,126
1,861	Colgate-Palmolive Co. (Consumer Staples)	0.6%	121,095
1,589	Costco Wholesale Corp. (Consumer Staples)	0.4%	81,786
2,827	CVS/Caremark Corp. (Consumer Staples)	0.4%	81,785
2,860	Emerson Electric Co. (Industrials)	0.5%	102,645
3,582	Exxon Mobil Corp. (Energy)	1.4%	287,097
1,702	Genentech, Inc.* (Health Care)	0.6%	130,373
3,378	Gilead Sciences, Inc.* (Health Care)	0.8%	151,301
867	Google, Inc., Class A* (Information Technology)	1.3%	253,996
9,033	Hewlett-Packard Co. (Information Technology)	1.6%	318,684
2,718	Honeywell International, Inc. (Industrials)	0.4%	75,723

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
18,132	Intel Corp. (Information Technology)	1.2%	$250,222
5,031	International Business Machines Corp. (Information Technology)	2.1%	410,530
2,717	Johnson & Johnson (Health Care)	0.8%	159,162
1,206	Lockheed Martin Corp. (Industrials)	0.5%	92,995
3,766	McDonald's Corp. (Consumer Discretionary)	1.1%	221,253
1,856	Medco Health Solutions, Inc.* (Health Care)	0.4%	77,952
4,114	Medtronic, Inc. (Health Care)	0.6%	125,559
29,412	Microsoft Corp. (Information Technology)	3.0%	594,711
2,010	Monsanto Co. (Materials)	0.8%	159,192
3,007	Occidental Petroleum Corp. (Energy)	0.8%	162,799
14,268	Oracle Corp.* (Information Technology)	1.1%	229,572
5,461	PepsiCo, Inc. (Consumer Staples)	1.5%	309,639
7,728	Philip Morris International, Inc. (Consumer Staples)	1.6%	325,812
4,144	Procter & Gamble Co. (Consumer Staples)	1.3%	266,666
5,929	QUALCOMM, Inc. (Information Technology)	1.0%	199,037
5,941	Schering-Plough Corp. (Health Care)	0.5%	99,868
4,370	Schlumberger Ltd. (Energy)	1.1%	221,734
2,676	Target Corp. (Consumer Discretionary)	0.4%	90,342
1,169	Transocean, Inc.* (Energy)	0.4%	78,183
1,894	Union Pacific Corp. (Industrials)	0.5%	94,776
2,506	United Parcel Service, Inc., Class B (Industrials)	0.7%	144,346
2,032	United Technologies Corp. (Industrials)	0.5%	98,613
1,641	Visa, Inc., Class A (Information Technology)	0.4%	86,251
3,353	Walgreen Co. (Consumer Staples)	0.4%	82,953

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
6,633	Wal-Mart Stores, Inc. (Consumer Staples)	1.9%	$370,652
341,669	Other Common Stocks	35.9%	7,174,012
Total Common Stock (Cost $18,679,989)			16,020,100
Principal Amount
	Repurchase Agreements — 60.0%
$1,597,357	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,597,385 (b)		1,597,357
1,597,357	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,597,397 (c)		1,597,357
119,802	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $119,804 (d)		119,802
399,339	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $399,366 (e)		399,339
798,679	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $798,733 (f)		798,679
2,795,375	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,795,440 (g)		2,795,375
2,396,036	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,396,076 (h)		2,396,036
2,278,045	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,278,092 (i)		2,278,045
Total Repurchase Agreements (Cost $11,981,990)			11,981,990
Total Investments (Cost $30,661,979) — 140.2%			28,002,090
Liabilities in excess of other assets — (-40.2%)			(8,024,760)
Net Assets — 100.0%			$19,977,330

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,629,305. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,629,305. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $122,203. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $407,327. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $814,653. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell1000 Growth (continued)

of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,851,285. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,443,958. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,323,611. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,528
Aggregate gross unrealized depreciation	(7,682,936)
Net unrealized depreciation	$(7,634,408)
Federal income tax cost of investments	$35,636,498

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	$14,032,128	$(672,630)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	9,366,397	(7,633,603)
		$23,398,525	$(8,306,233)

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	7.3%
Consumer Staples	11.8%
Energy	7.6%
Financials	3.1%
Health Care	12.0%
Industrials	10.7%
Information Technology	22.5%
Materials	2.9%
Telecommunication Services	0.6%
Utilities	1.7%
Other[1]	19.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.7%
1,145	Ameren Corp. (Utilities)	0.5%	$40,739
2,197	American Electric Power Co., Inc. (Utilities)	0.9%	68,744
2,941	Annaly Capital Management, Inc. (REIT) (Financials)	0.5%	42,262
1,519	AON Corp. (Financials)	0.9%	68,811
423	AvalonBay Communities, Inc. (REIT) (Financials)	0.3%	25,663
415	Barr Pharmaceuticals, Inc.* (Health Care)	0.3%	27,137
655	Boston Properties, Inc. (REIT) (Financials)	0.4%	34,977
667	Bunge Ltd. (Consumer Staples)	0.4%	28,321
521	Clorox Co. (Consumer Staples)	0.4%	30,822
2,478	ConAgra Foods, Inc. (Consumer Staples)	0.5%	36,551
1,492	Consolidated Edison, Inc. (Utilities)	0.8%	60,262
2,624	Discover Financial Services (Financials)	0.3%	26,844
893	DTE Energy Co. (Utilities)	0.4%	33,211
1,784	Edison International (Utilities)	0.8%	59,586
1,481	Equity Residential (REIT) (Financials)	0.6%	45,067
337	Everest Re Group Ltd. (Financials)	0.3%	26,441
2,749	Fifth Third Bancorp (Financials)	0.3%	26,280
11,862	Ford Motor Co.* (Consumer Discretionary)	0.4%	31,909
1,522	Forest Laboratories, Inc.* (Health Care)	0.5%	36,802
841	Fortune Brands, Inc. (Consumer Discretionary)	0.4%	31,790
896	Genuine Parts Co. (Consumer Discretionary)	0.4%	35,078
767	HJ Heinz Co. (Consumer Staples)	0.4%	29,790
1,854	Hudson City Bancorp, Inc. (Financials)	0.4%	30,980
2,339	International Paper Co. (Materials)	0.4%	29,121
454	Lorillard, Inc. (Consumer Staples)	0.3%	27,435

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,799	Marsh & McLennan Cos., Inc. (Financials)	0.9%	$71,374
1,980	Mattel, Inc. (Consumer Discretionary)	0.3%	27,067
631	Molson Coors Brewing Co., Class B (Consumer Staples)	0.4%	28,061
883	Noble Energy, Inc. (Energy)	0.6%	46,163
1,894	People's United Financial, Inc. (Financials)	0.5%	36,119
1,955	PG&E Corp. (Utilities)	0.9%	74,368
798	PPG Industries, Inc. (Materials)	0.4%	35,048
1,431	Progress Energy, Inc. (Utilities)	0.7%	56,796
3,708	Progressive Corp. (The) (Financials)	0.7%	55,694
694	Public Storage (REIT) (Financials)	0.6%	48,504
3,802	Regions Financial Corp. (Financials)	0.5%	38,742
2,396	Safeway, Inc. (Consumer Staples)	0.7%	52,233
3,863	Sara Lee Corp. (Consumer Staples)	0.4%	35,462
1,368	Sempra Energy (Utilities)	0.8%	63,845
4,005	Southwest Airlines Co. (Industrials)	0.4%	34,643
3,464	Spectra Energy Corp. (Energy)	0.7%	56,325
1,896	Unum Group (Financials)	0.4%	28,250
809	UST, Inc. (Consumer Staples)	0.7%	55,619
743	Vornado Realty Trust (REIT) (Financials)	0.5%	39,713
599	Vulcan Materials Co. (Materials)	0.5%	35,928
1,157	Weyerhaeuser Co. (Materials)	0.6%	43,526
641	Wisconsin Energy Corp. (Utilities)	0.4%	27,858
2,358	Xcel Energy, Inc. (Utilities)	0.6%	44,354
4,919	Xerox Corp. (Information Technology)	0.4%	34,384
314,635	Other Common Stocks	53.3%	4,218,478
Total Common Stock (Cost $7,126,880)			6,223,177

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Value (continued)

Principal Amount		Value
	Repurchase Agreements — 30.4%
$320,536	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $320,542 (b)	$320,536
320,536	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $320,544 (c)	320,536
24,040	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $24,040 (d)	24,040
80,134	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $80,139 (e)	80,134
160,268	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $160,279 (f)	160,268
560,937	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $560,950 (g)	560,937
480,804	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $480,812 (h)	480,804
457,127	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $457,137 (i)	457,127
Total Repurchase Agreements (Cost $2,404,382)		2,404,382
Total Investments (Cost $9,531,262) — 109.1%		8,627,559
Liabilities in excess of other assets — (-9.1%)		(717,046)
Net Assets — 100.0%		$7,910,513

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $326,947. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $326,947. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $24,522. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $81,737. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $163,473. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $572,157. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%,

See accompanying notes to the financial statements.

due 5/31/10 to 2/15/15, which had a total value of $490,420. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $466,270. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,493,546)
Net unrealized depreciation	$(2,493,546)
Federal income tax cost of investments	$11,121,105

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Value Index	12/08/08	$2,349,729	$(149,036)
Equity Index Swap Agreement based on the Russell Midcap® Value Index	12/08/08	7,213,652	(569,775)
		$9,563,381	$(718,811)

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	9.8%
Consumer Staples	7.0%
Energy	4.3%
Financials	24.5%
Health Care	3.9%
Industrials	5.6%
Information Technology	4.5%
Materials	5.2%
Telecommunication Services	1.3%
Utilities	12.6%
Other[1]	21.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.4%
4,839	Activision Blizzard, Inc.* (Information Technology)	0.5%	$56,616
2,976	Agilent Technologies, Inc.* (Information Technology)	0.5%	56,038
1,370	Allegheny Energy, Inc. (Utilities)	0.4%	48,293
2,487	Allergan, Inc. (Health Care)	0.8%	93,710
3,234	American Tower Corp., Class A* (Telecommunication Services)	0.7%	88,094
1,039	Apollo Group, Inc., Class A* (Consumer Discretionary)	0.7%	79,837
3,480	Avon Products, Inc. (Consumer Staples)	0.6%	73,428
4,192	Broadcom Corp., Class A* (Information Technology)	0.5%	64,180
1,391	CH Robinson Worldwide, Inc. (Industrials)	0.6%	71,052
2,783	Coach, Inc.* (Consumer Discretionary)	0.4%	49,816
2,355	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.4%	45,216
809	CR Bard, Inc. (Health Care)	0.5%	66,362
1,423	Ecolab, Inc. (Materials)	0.5%	54,629
2,596	Electronic Arts, Inc.* (Information Technology)	0.4%	49,480
1,739	Expeditors International of Washington, Inc. (Industrials)	0.5%	58,135
1,716	Express Scripts, Inc.* (Health Care)	0.8%	98,687
1,337	Fiserv, Inc.* (Information Technology)	0.4%	45,645
1,447	Fluor Corp. (Industrials)	0.6%	65,896
2,653	H&R Block, Inc. (Consumer Discretionary)	0.4%	50,752
1,426	HJ Heinz Co. (Consumer Staples)	0.5%	55,386
2,617	Intuit, Inc.* (Information Technology)	0.5%	57,993
1,123	ITT Corp. (Industrials)	0.4%	47,009
993	Jacobs Engineering Group, Inc.* (Industrials)	0.4%	44,457
4,280	Juniper Networks, Inc.* (Information Technology)	0.6%	74,386

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,919	Kohl's Corp.* (Consumer Discretionary)	0.5%	$62,675
775	L-3 Communications Holdings, Inc. (Industrials)	0.4%	52,057
908	Laboratory Corp. of America Holdings* (Health Care)	0.5%	57,531
4,213	Liberty Media Corp. - Entertainment, Class A* (Consumer Discretionary)	0.4%	50,008
743	Lorillard, Inc. (Consumer Staples)	0.4%	44,900
1,549	Murphy Oil Corp. (Energy)	0.6%	68,233
2,191	Noble Corp. (Energy)	0.5%	58,697
1,621	Northern Trust Corp. (Financials)	0.6%	74,388
1,368	Parker Hannifin Corp. (Industrials)	0.5%	56,197
2,639	Paychex, Inc. (Information Technology)	0.6%	74,578
3,042	PPL Corp. (Utilities)	0.9%	103,093
1,136	Precision Castparts Corp. (Industrials)	0.6%	71,227
1,059	Quest Diagnostics, Inc. (Health Care)	0.4%	49,318
1,258	Range Resources Corp. (Energy)	0.4%	52,169
1,311	Rockwell Collins, Inc. (Industrials)	0.4%	44,679
913	Rohm & Haas Co. (Materials)	0.5%	62,458
821	Sherwin-Williams Co. (The) (Consumer Discretionary)	0.4%	48,382
1,759	Smith International, Inc. (Energy)	0.4%	51,433
2,788	Southwestern Energy Co.* (Energy)	0.8%	95,824
2,769	St. Jude Medical, Inc.* (Health Care)	0.7%	77,615
5,936	Starbucks Corp.* (Consumer Discretionary)	0.4%	53,008
2,118	T. Rowe Price Group, Inc. (Financials)	0.6%	72,457
3,463	TJX Cos., Inc. (Consumer Discretionary)	0.7%	79,026
624	WW Grainger, Inc. (Industrials)	0.4%	44,036
3,863	Yum! Brands, Inc. (Consumer Discretionary)	0.9%	104,069
370,649	Other Common Stocks	52.3%	6,218,884
Total Common Stock (Cost $10,537,282)			9,322,039

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements — 29.0%
$460,175	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $460,183 (b)	$460,175
460,175	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $460,187 (c)	460,175
34,513	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $34,514 (d)	34,513
115,044	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $115,052 (e)	115,044
230,087	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $230,103 (f)	230,087
805,305	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $805,324 (g)	805,305
690,262	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $690,274 (h)	690,262
656,270	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $656,284 (i)	656,270
Total Repurchase Agreements (Cost $3,451,831)		3,451,831
Total Investments (Cost $13,989,113) — 107.4%		12,773,870
Liabilities in excess of other assets — (-7.4%)		(884,252)
Net Assets — 100.0%		$11,889,618

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan

Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $469,379. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $469,379. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $35,205. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $117,345. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $234,689. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $821,412. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Growth (continued)

Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $704,068. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $669,397. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,019,175)
Net unrealized depreciation	$(4,019,175)
Federal income tax cost of investments	$16,793,045

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	12/08/08	$3,250,446	$(190,952)
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	12/08/08	11,117,808	(721,044)
		$14,368,254	$(911,996)

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	13.7%
Consumer Staples	3.7%
Energy	7.5%
Financials	4.5%
Health Care	10.5%
Industrials	14.4%
Information Technology	15.3%
Materials	3.6%
Telecommunication Services	2.1%
Utilities	3.1%
Other[1]	21.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.9%
1,534	Aaron Rents, Inc. (Consumer Discretionary)	0.3%	$40,544
1,810	AMERIGROUP Corp.* (Health Care)	0.3%	44,454
4,799	Apollo Investment Corp. (Financials)	0.3%	40,744
2,885	Aspen Insurance Holdings Ltd. (Financials)	0.4%	53,171
1,711	Casey's General Stores, Inc. (Consumer Staples)	0.4%	50,731
2,033	Cleco Corp. (Utilities)	0.3%	47,918
1,414	Corporate Office Properties Trust SBI MD (REIT) (Financials)	0.3%	42,010
3,999	First Niagara Financial Group, Inc. (Financials)	0.4%	62,024
2,729	FirstMerit Corp. (Financials)	0.4%	60,038
3,555	Foundry Networks, Inc.* (Information Technology)	0.4%	55,067
1,120	Granite Construction, Inc. (Industrials)	0.3%	48,037
1,985	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	38,072
2,031	Highwoods Properties, Inc. (REIT) (Financials)	0.3%	48,500
1,524	Idacorp, Inc. (Utilities)	0.3%	46,330
1,725	International Bancshares Corp. (Financials)	0.3%	40,538
1,688	IPC Holdings Ltd. (Financials)	0.3%	47,264
2,782	Knight Capital Group, Inc., Class A* (Financials)	0.3%	46,042
738	Laclede Group, Inc. (The) (Utilities)	0.3%	38,878
1,369	Magellan Health Services, Inc.* (Health Care)	0.3%	44,972
6,674	MFA Mortgage Investments, Inc. (REIT) (Financials)	0.3%	41,312
3,149	Montpelier Re Holdings Ltd. (Financials)	0.3%	43,362
1,291	Moog, Inc., Class A* (Industrials)	0.3%	41,544
2,680	National Penn Bancshares, Inc. (Financials)	0.3%	41,218
1,413	New Jersey Resources Corp. (Utilities)	0.4%	56,746
3,665	NewAlliance Bancshares, Inc. (Financials)	0.3%	50,504

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,522	Nicor, Inc. (Utilities)	0.5%	$62,067
889	Northwest Natural Gas Co. (Utilities)	0.3%	44,406
2,234	Old National Bancorp/IN (Financials)	0.3%	38,380
2,525	Olin Corp. (Materials)	0.3%	41,359
2,478	Piedmont Natural Gas Co. (Utilities)	0.6%	83,261
1,652	Platinum Underwriters Holdings Ltd. (Financials)	0.3%	50,766
2,113	Portland General Electric Co. (Utilities)	0.3%	38,689
1,080	ProAssurance Corp.* (Financials)	0.4%	58,957
1,323	Prosperity Bancshares, Inc. (Financials)	0.3%	43,672
1,703	Ralcorp Holdings, Inc.* (Consumer Staples)	0.8%	106,540
3,418	Realty Income Corp. (REIT) (Financials)	0.5%	69,009
988	Royal Gold, Inc. (Materials)	0.3%	39,520
1,797	Selective Insurance Group (Financials)	0.3%	41,259
3,863	Senior Housing Properties Trust (REIT) (Financials)	0.4%	53,812
1,623	Sensient Technologies Corp. (Materials)	0.3%	39,017
1,001	South Jersey Industries, Inc. (Utilities)	0.3%	39,039
1,461	Southwest Gas Corp. (Utilities)	0.3%	37,840
2,900	Susquehanna Bancshares, Inc. (Financials)	0.3%	44,312
1,048	UMB Financial Corp. (Financials)	0.3%	50,105
1,275	United Bankshares, Inc. (Financials)	0.3%	42,394
2,175	Validus Holdings Ltd. (Financials)	0.4%	50,547
3,536	Westar Energy, Inc. (Utilities)	0.5%	71,533
1,672	WGL Holdings, Inc. (Utilities)	0.4%	60,359
1,258	Zenith National Insurance Corp. (Financials)	0.3%	41,501
1,206,660	Other Common Stocks	73.5%	10,199,194
Total Common Stock (Cost $14,039,164)			12,617,558

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Value (continued)

Principal Amount		Value
	Repurchase Agreements — 30.3%
$560,540	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $560,550 (b)	$560,540
560,540	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $560,554 (c)	560,540
42,040	Credit Suisse (USA) LLC 0.20%, dated 11/28/08, due 12/01/08, total to be received $42,041 (d)	42,040
140,135	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $140,145 (e)	140,135
280,270	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $280,289 (f)	280,270
980,944	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $980,967 (g)	980,944
840,809	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $840,823 (h)	840,809
799,405	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $799,422 (i)	799,405
Total Repurchase Agreements (Cost $4,204,683)		4,204,683
Total Investments (Cost $18,243,847) — 121.2%		16,822,241
Liabilities in excess of other assets — (-21.2%)		(2,944,936)
Net Assets — 100.0%		$13,877,305

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $571,751. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $571,751. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $42,883. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $142,938. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $285,875. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,000,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $857,626. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $815,395. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,329,873)
Net unrealized depreciation	$(4,329,873)
Federal income tax cost of investments	$21,152,114

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	$7,119,584	$(423,738)
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	7,746,800	(772,087)
		$14,866,384	$(1,195,825)

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	8.5%
Consumer Staples	4.4%
Energy	2.8%
Financials	35.0%
Health Care	4.7%
Industrials	12.8%
Information Technology	10.4%
Materials	4.1%
Telecommunication Services	0.8%
Utilities	7.4%
Other[1]	9.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 77.7%
2,146	Alexion Pharmaceuticals, Inc.* (Health Care)	0.6%	$72,234
528	Bio-Rad Laboratories, Inc., Class A* (Health Care)	0.3%	39,156
451	Chattem, Inc.* (Consumer Staples)	0.3%	32,729
552	Clean Harbors, Inc.* (Industrials)	0.3%	34,848
1,272	Comstock Resources, Inc.* (Energy)	0.4%	53,335
676	Comtech Telecommunications Corp.* (Information Technology)	0.2%	32,063
1,545	Concho Resources, Inc.* (Energy)	0.3%	36,447
1,205	Concur Technologies, Inc.* (Information Technology)	0.3%	33,077
2,380	Corinthian Colleges, Inc.* (Consumer Discretionary)	0.3%	38,270
1,576	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	38,707
1,060	Curtiss-Wright Corp. (Industrials)	0.3%	35,404
1,259	Energy Conversion Devices, Inc.* (Industrials)	0.3%	35,227
1,303	Flowers Foods, Inc. (Consumer Staples)	0.3%	34,894
485	Greenhill & Co., Inc. (Financials)	0.3%	33,028
718	Haemonetics Corp.* (Health Care)	0.3%	41,062
1,956	Immucor, Inc.* (Health Care)	0.4%	47,472
2,472	Informatica Corp.* (Information Technology)	0.3%	34,311
1,268	InterDigital, Inc.* (Information Technology)	0.3%	33,627
1,380	ITC Holdings Corp. (Utilities)	0.5%	57,960
1,932	Jack Henry & Associates, Inc. (Information Technology)	0.3%	35,568
1,368	Marvel Entertainment, Inc.* (Consumer Discretionary)	0.3%	40,288

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,288	Masimo Corp.* (Health Care)	0.3%	$35,150
824	Matthews International Corp., Class A (Consumer Discretionary)	0.3%	33,644
2,276	Micros Systems, Inc.* (Information Technology)	0.3%	37,895
2,195	Microsemi Corp.* (Information Technology)	0.3%	42,781
1,245	Myriad Genetics, Inc.* (Health Care)	0.6%	73,804
994	NuVasive, Inc.* (Health Care)	0.3%	34,243
1,553	Onyx Pharmaceuticals, Inc.* (Health Care)	0.4%	43,639
1,596	OSI Pharmaceuticals, Inc.* (Health Care)	0.5%	59,371
1,044	Owens & Minor, Inc. (Health Care)	0.3%	43,357
3,052	Parametric Technology Corp.* (Information Technology)	0.3%	35,281
3,331	PDL BioPharma, Inc. (Health Care)	0.2%	31,911
1,162	Penn Virginia Corp. (Energy)	0.3%	34,895
2,269	Polycom, Inc.* (Information Technology)	0.3%	42,725
1,548	Psychiatric Solutions, Inc.* (Health Care)	0.3%	39,164
1,636	STERIS Corp. (Health Care)	0.4%	45,235
1,863	Sybase, Inc.* (Information Technology)	0.4%	45,904
880	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	32,243
989	Teledyne Technologies, Inc.* (Industrials)	0.3%	40,173
1,643	Tetra Tech, Inc.* (Industrials)	0.3%	32,926
1,521	Thoratec Corp.* (Health Care)	0.3%	38,071
928	TransDigm Group, Inc.* (Industrials)	0.3%	32,944

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,731	Tupperware Brands Corp. (Consumer Discretionary)	0.3%	$34,049
628	United Therapeutics Corp.* (Health Care)	0.3%	34,433
1,175	Wabtec Corp. (Industrials)	0.4%	45,343
2,226	Waste Connections, Inc.* (Industrials)	0.5%	62,840
793	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.3%	31,974
9,557	Wendy's/Arby's Group, Inc., Class A (Consumer Discretionary)	0.3%	38,419
903	West Pharmaceutical Services, Inc. (Health Care)	0.2%	32,057
825,399	Other Common Stocks	61.4%	7,432,505
Total Common Stock (Cost $11,152,065)			9,406,683
Principal Amount
	Repurchase Agreements — 59.7%
$963,372	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $963,389 (b)		963,372
963,372	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $963,396 (c)		963,372
72,253	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $72,254 (d)		72,253
240,843	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $240,859 (e)		240,843
481,686	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $481,719 (f)		481,686

Principal Amount			Value
	Repurchase Agreements (continued)
$1,685,900	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,685,939 (g)		$1,685,900
1,445,056	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,445,080 (h)		1,445,056
1,373,897	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,373,926 (i)		1,373,897
Total Repurchase Agreements (Cost $7,226,379)			7,226,379
No. of Warrants		Percentage of Net Assets
	Warrants — 0.0%
19	GreenHunter Energy, Inc., expiring 8/27/11 at $27.50*	—%	—
Total Warrant (Cost $–)			—
Total Investments (Cost $18,378,444) — 137.4%			16,633,062
Liabilities in excess of other assets — (-37.4%)			(4,530,001)
Net Assets — 100.0%			$12,103,061

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $982,640. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank,

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Growth (continued)

5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $982,640. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $73,701. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $245,661. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $491,320. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,719,620. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,473,959. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,401,378. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,748
Aggregate gross unrealized depreciation	(4,116,888)
Net unrealized depreciation	$(3,904,140)
Federal income tax cost of investments	$20,537,202

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/08/08	$4,206,308	$(3,793,692)
Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/08/08	10,091,174	(800,180)
		$14,297,482	$(4,593,872)

See accompanying notes to the financial statements.

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2008:

Consumer Discretionary	9.5%
Consumer Staples	2.4%
Energy	5.6%
Financials	4.3%
Health Care	20.0%
Industrials	14.7%
Information Technology	17.2%
Materials	2.2%
Telecommunication Services	1.1%
Utilities	0.7%
Other[1]	22.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 83.1%
	Chemicals — 48.8%
206,849	Air Products & Chemicals, Inc.	$9,879,108
75,032	Airgas, Inc.	2,682,394
95,686	Albemarle Corp.	1,945,296
69,454	Ashland, Inc.	663,287
52,017	Cabot Corp.	1,076,232
158,176	Celanese Corp., Class A	1,826,933
59,151	CF Industries Holdings, Inc.	3,113,117
251,784	Chemtura Corp.	420,479
49,577	Cytec Industries, Inc.	1,092,181
974,183	Dow Chemical Co. (The)	18,071,095
75,263	Eastman Chemical Co.	2,476,153
184,292	Ecolab, Inc.	7,074,970
940,995	EI Du Pont de Nemours & Co.	23,581,335
46,066	Ferro Corp.	296,204
78,412	FMC Corp.	3,426,604
50,712	HB Fuller Co.	899,631
100,248	Huntsman Corp.	716,773
82,382	International Flavors & Fragrances, Inc.	2,515,946
32,889	Intrepid Potash, Inc.*	631,469
72,058	Lubrizol Corp.	2,530,677
20,140	Minerals Technologies, Inc.	945,573
153,484	Mosaic Co. (The)	4,658,239
70,878	Olin Corp.	1,160,982
31,865	OM Group, Inc.*	628,697
172,911	PPG Industries, Inc.	7,594,251
330,617	Praxair, Inc.	19,522,934
47,681	Rockwood Holdings, Inc.*	426,268
128,942	Rohm & Haas Co.	8,820,922
136,289	RPM International, Inc.	1,634,105
24,734	Schulman A., Inc.	335,640
49,517	Sensient Technologies Corp.	1,190,389
113,002	Sigma-Aldrich Corp.	4,871,516
95,670	Terra Industries, Inc.	1,407,306
97,245	Valspar Corp.	1,907,947
63,346	WR Grace & Co.*	324,965
21,801	Zep, Inc.	394,816
		140,744,434
	Commercial Services & Supplies — 1.1%
98,601	Avery Dennison Corp.	3,066,491

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 0.1%
25,852	Tredegar Corp.	$406,393
	Metals & Mining — 23.9%
116,989	AK Steel Holding Corp.	921,873
852,451	Alcoa, Inc.	9,172,373
99,749	Allegheny Technologies, Inc.	2,289,239
50,296	Carpenter Technology Corp.	837,931
36,499	Century Aluminum Co.*	297,467
111,673	Cliffs Natural Resources, Inc.	2,652,234
578,688	Coeur d'Alene Mines Corp.*	393,508
119,234	Commercial Metals Co.	1,428,423
33,706	Compass Minerals International, Inc.	1,887,199
398,843	Freeport-McMoRan Copper & Gold, Inc.	9,568,244
166,242	Hecla Mining Co.*	385,681
16,228	Kaiser Aluminum Corp.	342,573
453,438	Newmont Mining Corp.	15,258,189
298,412	Nucor Corp.	10,647,340
66,916	Reliance Steel & Aluminum Co.	1,379,808
24,303	RTI International Metals, Inc.*	292,122
22,864	Schnitzer Steel Industries, Inc., Class A	617,328
230,486	Southern Copper Corp.	3,171,487
209,996	Steel Dynamics, Inc.	1,734,567
47,476	Stillwater Mining Co.*	148,600
103,002	Titanium Metals Corp.	870,367
124,254	United States Steel Corp.	3,777,322
67,092	Worthington Industries, Inc.	890,982
		68,964,857
	Oil, Gas & Consumable Fuels — 6.8%
73,725	Alpha Natural Resources, Inc.*	1,635,958
149,657	Arch Coal, Inc.	2,301,725
192,395	CONSOL Energy, Inc.	5,573,683
47,632	Foundation Coal Holdings, Inc.	679,709
111,819	International Coal Group, Inc.*	317,566
88,488	Massey Energy Co.	1,382,182
55,410	Patriot Coal Corp.*	469,323
283,875	Peabody Energy Corp.	6,651,191
115,740	USEC, Inc.*	445,599
		19,456,936

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Paper & Forest Products — 2.4%
55,425	AbitibiBowater, Inc.*	$38,243
514,140	Domtar Corp.*	719,796
449,612	International Paper Co.	5,597,669
15,525	Neenah Paper, Inc.	126,995
51,809	Wausau Paper Corp.	533,115
		7,015,818
Total Common Stock (Cost $250,784,054)		239,654,929
Principal Amount
	Repurchase Agreements — 37.5%
$14,426,090	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $14,426,342 (b)	14,426,090
14,426,090	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $14,426,451 (c)	14,426,090
1,081,957	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,081,975 (d)	1,081,957
3,606,523	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $3,606,768 (e)	3,606,523
7,213,045	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $7,213,536 (f)	7,213,045
25,245,658	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $25,246,247 (g)	25,245,658
21,639,135	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $21,639,496 (h)	21,639,135

Principal Amount		Value
	Repurchase Agreements (continued)
$20,573,535	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $20,573,964 (i)	$20,573,535
Total Repurchase Agreements (Cost $108,212,033)		108,212,033
Total Investments (Cost $358,996,087) — 120.6%		347,866,962
Liabilities in excess of other assets — (20.6%)		(59,343,269)
Net Assets — 100.0%		$288,523,693

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $14,714,616. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $14,714,616. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,103,640. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Basic Materials (continued)

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $3,678,667. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $7,357,306. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $25,750,597. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $22,071,927. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $20,985,048. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,149,113
Aggregate gross unrealized depreciation	(28,147,585)
Net unrealized depreciation	$(21,998,472)
Federal income tax cost of investments	$369,865,434

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/08/08	$7,144,542	$(8,855,458)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/08/08	144,923,700	(12,333,959)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index	12/08/08	181,498,473	(16,286,950)
		$333,566,715	$(37,476,367)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 85.4%
	Auto Components — 1.6%
538	American Axle & Manufacturing Holdings, Inc.	$1,356
858	ArvinMeritor, Inc.	3,389
1,372	BorgWarner, Inc.	32,462
691	Cooper Tire & Rubber Co.	3,310
1,692	Gentex Corp.	14,839
2,819	Goodyear Tire & Rubber Co. (The)*	18,126
6,940	Johnson Controls, Inc.	122,560
752	Lear Corp.*	1,782
376	Modine Manufacturing Co.	1,809
260	Superior Industries International, Inc.	3,180
637	TRW Automotive Holdings Corp.*	2,268
1,538	Visteon Corp.*	1,153
835	WABCO Holdings, Inc.	12,408
		218,642
	Automobiles — 1.1%
23,935	Ford Motor Co.*	64,385
5,782	General Motors Corp.	30,298
2,809	Harley-Davidson, Inc.	47,781
436	Thor Industries, Inc.	6,819
330	Winnebago Industries	1,940
		151,223
	Beverages — 18.5%
171	Brown-Forman Corp., Class A	7,584
846	Brown-Forman Corp., Class B	37,131
437	Central European Distribution Corp.*	10,331
25,100	Coca-Cola Co. (The)	1,176,437
3,757	Coca-Cola Enterprises, Inc.	34,489
2,282	Constellation Brands, Inc., Class A*	29,118
2,976	Dr Pepper Snapple Group, Inc.*	48,033
856	Hansen Natural Corp.*	25,466
1,851	Molson Coors Brewing Co., Class B	82,314
1,549	Pepsi Bottling Group, Inc.	28,021
747	PepsiAmericas, Inc.	12,520
18,443	PepsiCo, Inc.	1,045,718
		2,537,162
	Biotechnology — 0.1%
379	Martek Biosciences Corp.*	10,593

Shares		Value
	Common Stocks (a) (continued)
	Chemicals — 3.8%
6,367	Monsanto Co.	$504,267
520	Scotts Miracle-Gro Co. (The), Class A	16,827
		521,094
	Commercial Services & Supplies — 0.2%
636	ACCO Brands Corp.*	585
646	Herman Miller, Inc.	9,503
410	HNI Corp.	5,473
642	Interface, Inc., Class A	3,557
747	Steelcase, Inc., Class A	4,818
		23,936
	Distributors — 0.7%
1,907	Genuine Parts Co.	74,659
1,592	LKQ Corp.*	16,589
		91,248
	Diversified Consumer Services — 0.1%
424	Weight Watchers International, Inc.	11,999
	Food Products — 13.4%
6,931	Archer-Daniels-Midland Co.	189,771
1,426	Bunge Ltd.	60,548
2,708	Campbell Soup Co.	86,791
519	Chiquita Brands International, Inc.*	5,787
5,345	ConAgra Foods, Inc.	78,839
860	Corn Products International, Inc.	23,564
952	Darling International, Inc.*	4,760
1,760	Dean Foods Co.*	25,626
2,340	Del Monte Foods Co.	13,853
1,000	Flowers Foods, Inc.	26,780
535	Fresh Del Monte Produce, Inc.*	13,503
3,751	General Mills, Inc.	236,951
464	Hain Celestial Group, Inc.*	7,303
1,842	Hershey Co. (The)	66,312
3,702	HJ Heinz Co.	143,786
856	Hormel Foods Corp.	22,735
1,405	JM Smucker Co. (The)	63,745
2,808	Kellogg Co.	121,951
15,840	Kraft Foods, Inc., Class A	431,006
255	Lancaster Colony Corp.	7,688

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Goods (continued)

Shares		Value
	Common Stocks (a) (continued)
1,260	McCormick & Co., Inc. (Non-Voting)	$37,510
578	Pilgrim's Pride Corp.	665
677	Ralcorp Holdings, Inc.*	42,353
8,408	Sara Lee Corp.	77,185
1,527	Smithfield Foods, Inc.*	10,399
267	Tootsie Roll Industries, Inc.	6,929
369	TreeHouse Foods, Inc.*	8,779
3,379	Tyson Foods, Inc., Class A	22,673
		1,837,792
	Household Durables — 3.2%
698	Black & Decker Corp.	29,623
315	Blyth, Inc.	2,611
1,443	Centex Corp.	13,218
908	Champion Enterprises, Inc.*	663
3,226	DR Horton, Inc.	22,163
319	Ethan Allen Interiors, Inc.	4,405
427	Furniture Brands International, Inc.	1,392
1,439	Garmin Ltd.	24,578
687	Harman International Industries, Inc.	10,339
681	Hovnanian Enterprises, Inc., Class A*	1,491
834	Jarden Corp.*	10,408
793	KB Home	9,223
623	La-Z-Boy, Inc.	2,050
1,901	Leggett & Platt, Inc.	27,755
1,528	Lennar Corp., Class A	10,864
424	MDC Holdings, Inc.	13,144
643	Mohawk Industries, Inc.*	19,766
3,287	Newell Rubbermaid, Inc.	43,914
56	NVR, Inc.*	24,318
2,486	Pulte Homes, Inc.	26,476
490	Ryland Group, Inc.	8,315
683	Snap-On, Inc.	24,622
912	Stanley Works (The)	28,993
840	Tempur-Pedic International, Inc.	5,872
1,496	Toll Brothers, Inc.*	29,815
734	Tupperware Brands Corp.	14,438
889	Whirlpool Corp.	35,009
		445,465
	Household Products — 22.6%
789	Church & Dwight Co., Inc.	46,898
1,636	Clorox Co.	96,786

Shares		Value
	Common Stocks (a) (continued)
5,989	Colgate-Palmolive Co.	$389,704
687	Energizer Holdings, Inc.*	29,830
4,884	Kimberly-Clark Corp.	282,246
34,904	Procter & Gamble Co.	2,246,072
171	WD-40 Co.	4,891
		3,096,427
	Internet & Catalog Retail — 0.0%
329	NutriSystem, Inc.	4,609
	Leisure Equipment & Products — 1.2%
1,020	Brunswick Corp.	2,764
788	Callaway Golf Co.	7,935
3,384	Eastman Kodak Co.	25,617
1,482	Hasbro, Inc.	39,718
321	Jakks Pacific, Inc.*	5,746
4,249	Mattel, Inc.	58,084
377	Polaris Industries, Inc.	10,292
571	Pool Corp.	9,838
		159,994
	Machinery — 0.1%
582	Briggs & Stratton Corp.	8,195
	Media — 0.1%
623	Marvel Entertainment, Inc.*	18,347
	Personal Products — 1.4%
1,064	Alberto-Culver Co.	22,844
5,031	Avon Products, Inc.	106,154
1,269	Estee Lauder Cos., Inc. (The), Class A	35,405
746	Herbalife Ltd.	13,264
648	NBTY, Inc.*	9,442
595	Nu Skin Enterprises, Inc., Class A	6,402
		193,511
	Software — 1.2%
6,981	Activision Blizzard, Inc.*	81,678
3,757	Electronic Arts, Inc.*	71,608
888	Take-Two Interactive Software, Inc.*	10,789
792	THQ, Inc.*	3,754
		167,829

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Textiles, Apparel & Luxury Goods — 3.3%
678	Carter's, Inc.*	$12,821
3,972	Coach, Inc.*	71,099
963	CROCS, Inc.*	1,223
156	Deckers Outdoor Corp.*	9,304
576	Fossil, Inc.*	8,755
1,109	Hanesbrands, Inc.*	14,328
995	Jones Apparel Group, Inc.	5,104
1,115	Liz Claiborne, Inc.	3,178
4,292	Nike, Inc., Class B	228,549
594	Phillips-Van Heusen Corp.	10,359
1,488	Quiksilver, Inc.*	2,083
569	Timberland Co., Class A*	5,775
381	Under Armour, Inc., Class A*	8,759
1,017	VF Corp.	53,179
536	Warnaco Group, Inc. (The)*	9,595
580	Wolverine World Wide, Inc.	11,177
		455,288
	Tobacco — 12.8%
24,268	Altria Group, Inc.	390,229
2,055	Lorillard, Inc.	124,184
24,736	Philip Morris International, Inc.	1,042,870
2,014	Reynolds American, Inc.	82,735
308	Universal Corp.	9,847
1,645	UST, Inc.	113,094
		1,762,959
Total Common Stock (Cost $13,113,980)		11,716,313
Principal Amount
	Repurchase Agreements — 29.6%
$541,039	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $541,048 (b)	541,039
541,039	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $541,053 (c)	541,039
40,578	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $40,579 (d)	40,578

Principal Amount		Value
	Repurchase Agreements (continued)
$135,260	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $135,269 (e)	$135,260
270,519	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $270,537 (f)	270,519
946,817	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $946,839 (g)	946,817
811,558	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $811,572 (h)	811,558
771,593	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $771,609 (i)	771,593
Total Repurchase Agreements (Cost $4,058,403)		4,058,403
Total Investments (Cost $17,172,383) — 115.0%		15,774,716
Liabilities in excess of other assets — (15.0%)		(2,058,597)
Net Assets — 100.0%		$13,716,119

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $551,860. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Goods (continued)

Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $551,860. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $41,391. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $137,966. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $275,929. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $965,754. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $827,790. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $787,026. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,124

Aggregate gross unrealized depreciation	(2,079,503)
Net unrealized depreciation	$(2,032,379)
Federal income tax cost of investments	$17,807,095

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	$3,155,426	$(28,142)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	3,218,440	(1,281,560)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	9,175,839	(324,746)
		$15,549,705	$(1,634,448)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.1%
2,266	Amazon.com, Inc.* (Internet & Catalog Retail)	1.1%	$96,758
1,165	AmerisourceBergen Corp. (Health Care Providers & Services)	0.4%	36,523
952	Apollo Group, Inc., Class A* (Diversified Consumer Services)	0.9%	73,152
317	Autozone, Inc.* (Specialty Retail)	0.4%	34,623
1,924	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.5%	39,038
2,466	Best Buy Co., Inc. (Specialty Retail)	0.6%	51,071
2,618	Cardinal Health, Inc. (Health Care Providers & Services)	1.0%	85,137
3,109	Carnival Corp. (Hotels, Restaurants & Leisure)	0.8%	65,289
4,298	CBS Corp., Class B (Media)	0.3%	28,625
14,025	Comcast Corp., Class A (Media)	2.9%	243,193
6,255	Comcast Corp., Special, Class A (Media)	1.2%	104,896
3,219	Costco Wholesale Corp. (Food & Staples Retailing)	1.9%	165,682
10,528	CVS/Caremark Corp. (Food & Staples Retailing)	3.6%	304,575
4,375	Delta Air Lines, Inc.* (Airlines)	0.5%	38,544
459	DeVry, Inc. (Diversified Consumer Services)	0.3%	26,383
4,249	DIRECTV Group, Inc. (The)* (Media)	1.1%	93,520
665	Dollar Tree, Inc.* (Multiline Retail)	0.3%	28,169
415	Dun & Bradstreet Corp. (Professional Services)	0.4%	33,200
8,226	eBay, Inc.* (Internet Software & Services)	1.3%	108,007
971	Family Dollar Stores, Inc. (Multiline Retail)	0.3%	26,974
3,883	Gap, Inc. (The) (Specialty Retail)	0.6%	50,557

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,396	H&R Block, Inc. (Diversified Consumer Services)	0.5%	$45,835
12,491	Home Depot, Inc. (Specialty Retail)	3.4%	288,667
1,433	JC Penney Co., Inc. (Multiline Retail)	0.3%	27,213
2,138	Kohl's Corp.* (Multiline Retail)	0.8%	69,827
4,486	Kroger Co. (The) (Food & Staples Retailing)	1.5%	124,083
3,622	Liberty Media Corp. - Entertainment, Class A* (Media)	0.5%	42,993
10,761	Lowe's Cos., Inc. (Specialty Retail)	2.6%	222,322
2,270	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.4%	38,113
8,334	McDonald's Corp. (Hotels, Restaurants & Leisure)	5.7%	489,622
2,363	McGraw-Hill Cos., Inc. (The) (Media)	0.7%	59,075
2,041	McKesson Corp. (Health Care Providers & Services)	0.8%	71,313
13,352	News Corp., Class A (Media)	1.2%	105,481
3,200	News Corp., Class B (Media)	0.3%	26,208
2,363	Omnicom Group, Inc. (Media)	0.8%	66,849
3,249	Safeway, Inc. (Food & Staples Retailing)	0.8%	70,828
5,398	Southwest Airlines Co. (Airlines)	0.6%	46,693
5,198	Staples, Inc. (Specialty Retail)	1.1%	90,237
5,375	Starbucks Corp.* (Hotels, Restaurants & Leisure)	0.6%	47,999
110	Strayer Education, Inc. (Diversified Consumer Services)	0.3%	26,357
4,421	SYSCO Corp. (Food & Staples Retailing)	1.2%	103,672
5,187	Target Corp. (Multiline Retail)	2.1%	175,113

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Services (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
26,322	Time Warner, Inc. (Media)	2.8%	$238,214
3,082	TJX Cos., Inc. (Specialty Retail)	0.8%	70,331
4,148	Viacom, Inc., Class B* (Media)	0.8%	66,036
7,293	Walgreen Co. (Food & Staples Retailing)	2.1%	180,429
17,944	Wal-Mart Stores, Inc. (Food & Staples Retailing)	11.8%	1,002,711
12,939	Walt Disney Co. (The) (Media)	3.4%	291,386
3,453	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1.1%	93,024
141,154	Other Common Stocks	15.7%	1,336,148
Total Common Stock (Cost $7,864,150)			7,250,695
Principal Amount
	Repurchase Agreements — 26.8%
$304,209	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $304,214 (b)		304,209
304,209	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $304,217 (c)		304,209
22,816	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $22,816 (d)		22,816
76,052	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $76,057 (e)		76,052
152,104	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $152,114 (f)		152,104
532,366	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $532,378 (g)		532,366

Principal Amount		Value
	Repurchase Agreements (continued)
$456,313	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $456,321 (h)	$456,313
433,843	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $433,852 (i)	433,843
Total Repurchase Agreements (Cost $2,281,912)		2,281,912
Total Investments (Cost $10,146,062) — 111.9%		9,532,607
Liabilities in excess of other assets — (-11.9%)		(1,013,563)
Net Assets — 100.0%		$8,519,044

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $310,293. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $310,293. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $23,273. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $77,573. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $155,146. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $543,014. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $465,439. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $442,521. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$692

Aggregate gross unrealized depreciation	(1,910,174)
Net unrealized depreciation	$(1,909,482)
Federal income tax cost of investments	$11,442,089

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	$3,162,208	$(84,496)
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	6,548,396	(441,533)
		$9,710,604	$(526,029)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Services (continued)

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of November 30, 2008:

Airlines	1.7%
Commercial Services & Supplies	0.1%
Computers & Peripherals	0.0%
Diversified Consumer Services	3.1%
Electronic Equipment, Instruments & Components	0.1%
Energy Equipment & Services	0.1%
Food & Staples Retailing	23.8%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	11.8%
Household Durables	0.0%
Internet & Catalog Retail	1.7%
Internet Software & Services	1.4%
Media	19.2%
Multiline Retail	4.8%
Professional Services	0.4%
Road & Rail	0.0%
Software	0.2%
Specialty Retail	13.8%
Textiles, Apparel & Luxury Goods	0.2%
Thrifts & Mortgage Finance	0.0%
Other[1]	14.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 89.0%
530,894	ACE Ltd. (Insurance)	1.2%	$27,739,212
755,970	Aflac, Inc. (Insurance)	1.5%	35,001,411
862,734	Allstate Corp. (The) (Insurance)	0.9%	21,947,953
1,632,637	American Express Co. (Consumer Finance)	1.6%	38,056,768
857,220	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.5%	12,318,251
390,468	AON Corp. (Insurance)	0.8%	17,688,200
7,948,293	Bank of America Corp. (Diversified Financial Services)	5.5%	129,159,761
1,814,724	Bank of New York Mellon Corp. (The) (Capital Markets)	2.3%	54,822,812
878,883	BB&T Corp. (Commercial Banks)	1.1%	26,340,124
189,668	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	10,128,271
594,595	Capital One Financial Corp. (Consumer Finance)	0.9%	20,460,014
1,500,872	Charles Schwab Corp. (The) (Capital Markets)	1.2%	27,510,984
573,972	Chubb Corp. (Insurance)	1.3%	29,479,202
8,676,607	Citigroup, Inc. (Diversified Financial Services)	3.1%	71,929,072
121,458	CME Group, Inc. (Diversified Financial Services)	1.1%	25,743,023
432,098	Equity Residential (Real Estate Investment Trusts)	0.6%	13,148,742
842,474	Fifth Third Bancorp (Commercial Banks)	0.3%	8,054,051
252,917	Franklin Resources, Inc. (Capital Markets)	0.7%	15,364,708
635,970	Goldman Sachs Group, Inc. (The) (Capital Markets)	2.1%	50,235,270

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
397,601	HCP, Inc. (Real Estate Investment Trusts)	0.4%	$8,218,413
767,997	Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	0.5%	12,833,230
111,652	IntercontinentalExchange, Inc.* (Diversified Financial Services)	0.4%	8,217,587
5,502,637	JPMorgan Chase & Co. (Diversified Financial Services)	7.4%	174,213,487
564,501	Loews Corp. (Insurance)	0.7%	15,461,682
125,191	M&T Bank Corp. (Commercial Banks)	0.3%	8,043,522
814,237	Marsh & McLennan Cos., Inc. (Insurance)	0.9%	20,763,044
128,572	Mastercard, Inc., Class A (IT Services)	0.8%	18,681,512
2,042,430	Merrill Lynch & Co., Inc. (Capital Markets)	1.2%	27,000,925
772,020	MetLife, Inc. (Insurance)	0.9%	22,203,295
1,605,559	Morgan Stanley (Capital Markets)	1.0%	23,681,995
350,890	Northern Trust Corp. (Capital Markets)	0.7%	16,102,342
357,905	NYSE Euronext (Diversified Financial Services)	0.4%	8,521,718
274,477	Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	0.4%	9,768,636
551,251	PNC Financial Services Group, Inc. (Commercial Banks)	1.2%	29,089,515
1,009,903	Progressive Corp. (The) (Insurance)	0.6%	15,168,743
677,494	Prudential Financial, Inc. (Insurance)	0.6%	14,701,620
204,533	Public Storage (Real Estate Investment Trusts)	0.6%	14,294,811
1,108,198	Regions Financial Corp. (Commercial Banks)	0.5%	11,292,538

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Financials (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
355,623	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.7%	$16,892,093
688,264	State Street Corp. (Capital Markets)	1.2%	28,982,797
563,617	SunTrust Banks, Inc. (Commercial Banks)	0.8%	17,883,567
413,037	T. Rowe Price Group, Inc. (Capital Markets)	0.6%	14,129,996
941,088	Travelers Cos., Inc. (The) (Insurance)	1.8%	41,078,491
2,751,347	U.S. Bancorp (Commercial Banks)	3.2%	74,231,342
551,919	Unum Group (Insurance)	0.4%	8,223,593
711,671	Visa, Inc., Class A (IT Services)	1.6%	37,405,428
229,618	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	12,273,082
3,442,485	Wachovia Corp. (Commercial Banks)	0.8%	19,346,766
5,575,643	Wells Fargo & Co. (Commercial Banks)	6.9%	161,080,326
41,622,874	Other Common Stocks	23.9%	561,432,675
Total Common Stock (Cost $2,148,511,512)			2,086,346,600
Principal Amount
	Repurchase Agreements — 19.9%
$62,129,256	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $62,130,343 (b)		62,129,256
62,129,256	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $62,130,809 (c)		62,129,256
4,659,694	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $4,659,772 (d)		4,659,694
15,532,314	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $15,533,371 (e)		15,532,314

Principal Amount		Value
	Repurchase Agreements (continued)
$31,064,628	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $31,066,742 (f)	$31,064,628
108,726,199	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $108,728,736 (g)	108,726,199
93,193,884	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $93,195,437 (h)	93,193,884
88,604,632	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $88,606,478 (i)	88,604,632
Total Repurchase Agreements (Cost $466,039,863)		466,039,863
Total Investments (Cost $2,614,551,375) — 108.9%		2,552,386,463
Liabilities in excess of other assets — (-8.9%)		(207,858,510)
Net Assets — 100.0%		$2,344,527,953

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $63,371,861. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total

See accompanying notes to the financial statements.

value of $63,371,861. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $4,753,078. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $15,843,018. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $31,685,921. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $110,900,835. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $95,057,802. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $90,376,906. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(735,914,911)
Net unrealized depreciation	$(735,914,911)
Federal income tax cost of investments	$3,288,301,374

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	$668,314,058	$—
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	730,530	(59,596)
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	313,548,483	—
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	1,599,372,132	—
		$2,581,965,203	$(59,596)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Financials (continued)

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2008:

Capital Markets	13.6%
Commercial Banks	20.4%
Consumer Finance	3.2%
Diversified Financial Services	18.5%
Insurance	19.0%
IT Services	2.4%
Professional Services	0.2%
Real Estate Investment Trusts	9.5%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	1.8%
Other[1]	11.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Health Care

Shares		Value
	Common Stocks (a) — 85.4%
	Biotechnology — 15.4%
180	Abraxis Bioscience, Inc.*	$10,496
2,384	Alexion Pharmaceuticals, Inc.*	80,245
2,898	Alkermes, Inc.*	21,387
32,422	Amgen, Inc.*	1,800,718
4,200	Amylin Pharmaceuticals, Inc.*	31,122
8,989	Biogen Idec, Inc.*	380,325
3,051	BioMarin Pharmaceutical, Inc.*	51,958
2,428	Celera Corp.*	23,649
13,938	Celgene Corp.*	726,170
2,073	Cephalon, Inc.*	152,324
1,734	Cepheid, Inc.*	23,548
1,724	Cubist Pharmaceuticals, Inc.*	42,341
1,740	CV Therapeutics, Inc.*	15,764
1,191	Enzon Pharmaceuticals, Inc.*	5,848
14,208	Genentech, Inc.*	1,088,333
8,179	Genzyme Corp.*	523,620
28,201	Gilead Sciences, Inc.*	1,263,123
4,112	Human Genome Sciences, Inc.*	7,114
2,915	Incyte Corp.*	9,736
951	InterMune, Inc.*	10,946
2,766	Isis Pharmaceuticals, Inc.*	31,726
3,907	Medarex, Inc.*	19,730
1,367	Myriad Genetics, Inc.*	81,036
1,703	Onyx Pharmaceuticals, Inc.*	47,854
1,753	OSI Pharmaceuticals, Inc.*	65,212
3,656	PDL BioPharma, Inc.	35,024
1,898	Regeneron Pharmaceuticals, Inc.*	29,343
1,660	Savient Pharmaceuticals, Inc.*	6,142
1,578	Theravance, Inc.*	10,541
700	United Therapeutics Corp.*	38,381
4,301	Vertex Pharmaceuticals, Inc.*	105,762
		6,739,518
	Health Care Equipment & Supplies — 14.4%
1,863	Advanced Medical Optics, Inc.*	10,824
2,338	Alcon, Inc.	186,549
2,208	American Medical Systems Holdings, Inc.*	19,430
816	Arthrocare Corp.*	10,673
19,430	Baxter International, Inc.	1,027,847
1,920	Beckman Coulter, Inc.	83,674
7,050	Becton Dickinson & Co.	447,887

Shares		Value
	Common Stocks (a) (continued)
45,420	Boston Scientific Corp.*	$280,241
1,389	Cooper Cos., Inc. (The)	18,613
15,148	Covidien Ltd.	558,204
3,042	CR Bard, Inc.	249,535
402	Datascope Corp.	20,988
4,270	Dentsply International, Inc.	111,362
1,691	Edwards Lifesciences Corp.*	84,161
1,650	Gen-Probe, Inc.*	60,802
778	Haemonetics Corp.*	44,494
1,896	Hill-Rom Holdings, Inc.	38,944
7,823	Hologic, Inc.*	109,991
4,874	Hospira, Inc.*	146,366
1,823	Idexx Laboratories, Inc.*	56,349
2,143	Immucor, Inc.*	52,011
1,184	Intuitive Surgical, Inc.*	156,916
946	Invacare Corp.	13,982
2,361	Inverness Medical Innovations, Inc.*	41,483
1,640	Kinetic Concepts, Inc.*	35,490
1,438	Masimo Corp.*	39,243
34,412	Medtronic, Inc.	1,050,254
1,035	Mentor Corp.	16,715
1,088	NuVasive, Inc.*	37,482
2,369	Resmed, Inc.*	86,089
10,438	St. Jude Medical, Inc.*	292,577
1,811	STERIS Corp.	50,074
9,611	Stryker Corp.	374,060
3,862	Varian Medical Systems, Inc.*	155,870
991	West Pharmaceutical Services, Inc.	35,180
6,902	Zimmer Holdings, Inc.*	257,583
		6,261,943
	Health Care Providers & Services — 10.0%
14,452	Aetna, Inc.	315,343
822	Amedisys, Inc.*	31,968
1,640	AMERIGROUP Corp.*	40,278
1,262	Brookdale Senior Living, Inc.	5,136
1,333	Centene Corp.*	24,660
8,422	Cigna Corp.	101,990
2,935	Community Health Systems, Inc.*	38,331
4,538	Coventry Health Care, Inc.*	56,589
3,200	DaVita, Inc.*	160,800
6,390	Express Scripts, Inc.*	367,489

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Health Care (continued)

Principal Amount		Value
	Common Stocks (a) (continued)
7,487	Health Management Associates, Inc., Class A*	$10,931
3,287	Health Net, Inc.*	29,616
2,682	HealthSouth Corp.*	26,391
1,030	Healthways, Inc.*	8,333
2,761	Henry Schein, Inc.*	98,651
5,214	Humana, Inc.*	157,619
3,387	Laboratory Corp. of America Holdings*	214,600
1,663	LifePoint Hospitals, Inc.*	33,360
2,243	Lincare Holdings, Inc.*	53,675
1,176	Magellan Health Services, Inc.*	38,632
15,525	Medco Health Solutions, Inc.*	652,050
1,006	Odyssey HealthCare, Inc.*	8,219
1,254	Owens & Minor, Inc.	52,079
3,466	Patterson Cos., Inc.*	65,230
1,444	Pediatrix Medical Group, Inc.*	44,937
860	PharMerica Corp.*	14,293
1,897	PSS World Medical, Inc.*	32,989
1,602	Psychiatric Solutions, Inc.*	40,531
4,609	Quest Diagnostics, Inc.	214,641
1,359	Sunrise Senior Living, Inc.*	1,033
14,495	Tenet Healthcare Corp.*	17,539
37,651	UnitedHealth Group, Inc.	791,047
1,446	Universal Health Services, Inc., Class B	53,719
1,278	WellCare Health Plans, Inc.*	11,451
15,669	WellPoint, Inc.*	557,816
		4,371,966
	Life Sciences Tools & Services — 2.9%
2,128	Affymetrix, Inc.*	5,831
568	Bio-Rad Laboratories, Inc., Class A*	42,123
2,081	Charles River Laboratories International, Inc.*	47,447
1,954	Covance, Inc.*	76,362
1,140	Enzo Biochem, Inc.*	5,803
3,506	Illumina, Inc.*	77,167
5,284	Life Technologies Corp.*	137,912
1,671	Millipore Corp.*	84,653
2,807	Nektar Therapeutics*	13,333
1,722	Parexel International Corp.*	14,327
3,230	Pharmaceutical Product Development, Inc.	85,078
1,185	Techne Corp.	73,482
12,873	Thermo Fisher Scientific, Inc.*	459,309

Shares		Value
	Common Stocks (a) (continued)
905	Varian, Inc.*	$33,123
3,061	Waters Corp.*	126,205
		1,282,155
	Pharmaceuticals — 42.7%
47,148	Abbott Laboratories	2,470,084
9,424	Allergan, Inc.	355,096
1,279	Alpharma, Inc., Class A*	46,172
1,192	Auxilium Pharmaceuticals, Inc.*	25,962
3,285	Barr Pharmaceuticals, Inc.*	214,806
60,303	Bristol-Myers Squibb Co.	1,248,272
29,630	Eli Lilly & Co.	1,011,864
3,285	Endo Pharmaceuticals Holdings, Inc.*	72,237
9,342	Forest Laboratories, Inc.*	225,890
85,632	Johnson & Johnson	5,016,323
7,541	King Pharmaceuticals, Inc.*	72,469
1,585	Medicines Co. (The)*	20,431
1,727	Medicis Pharmaceutical Corp., Class A	21,121
65,777	Merck & Co., Inc.	1,757,561
9,267	Mylan, Inc.*	87,202
1,058	Par Pharmaceutical Cos., Inc.*	12,336
2,394	Perrigo Co.	82,378
206,566	Pfizer, Inc.	3,393,879
49,634	Schering-Plough Corp.	834,348
3,302	Sepracor, Inc.*	38,831
2,342	Valeant Pharmaceuticals International*	45,622
2,596	Warner Chilcott Ltd., Class A*	34,397
3,201	Watson Pharmaceuticals, Inc.*	76,024
40,885	Wyeth	1,472,269
		18,635,574
Total Common Stock (Cost $42,769,051)		37,291,156
Principal Amount
	Repurchase Agreements — 27.5%
$1,600,182	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,600,210 (b)	1,600,182
1,600,182	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,600,221 (c)	1,600,182

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)
$120,014	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $120,016 (d)	$120,014
400,046	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $400,073 (e)	400,046
800,091	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $800,145 (f)	800,091
2,800,319	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,800,383 (g)	2,800,319
2,400,273	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,400,313 (h)	2,400,273
2,282,074	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,282,121 (i)	2,282,074
Total Repurchase Agreements (Cost $12,003,181)		12,003,181
Total Investments (Cost $54,772,232) — 112.9%		49,294,337
Liabilities in excess of other assets — (12.9%)		(5,630,479)
Net Assets — 100.0%		$43,663,858

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,632,186. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,632,186. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $122,419. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $408,048. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $816,093. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,856,328. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Health Care (continued)

Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,448,279. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,327,720. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,690
Aggregate gross unrealized depreciation	(9,897,621)
Net unrealized depreciation	$(9,882,931)
Federal income tax cost of investments	$59,177,268

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/08/08	$5,483,863	$(2,516,137)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/08/08	8,131,008	(519,562)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index	12/08/08	35,687,593	(2,596,998)
		$49,302,464	$(5,632,697)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Industrials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 82.7%
5,322	3M Co. (Industrial Conglomerates)	3.0%	$356,201
4,655	Accenture Ltd., Class A (IT Services)	1.2%	144,212
2,982	Agilent Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.5%	56,151
4,304	Automatic Data Processing, Inc. (IT Services)	1.5%	176,722
5,481	Boeing Co. (Aerospace & Defense)	2.0%	233,655
2,329	Burlington Northern Santa Fe Corp. (Road & Rail)	1.5%	178,425
5,051	Caterpillar, Inc. (Machinery)	1.8%	207,040
1,404	CH Robinson Worldwide, Inc. (Air Freight & Logistics)	0.6%	71,716
3,344	CSX Corp. (Road & Rail)	1.1%	124,531
1,520	Cummins, Inc. (Machinery)	0.3%	38,882
2,044	Danaher Corp. (Machinery)	1.0%	113,728
3,574	Deere & Co. (Machinery)	1.1%	124,411
1,573	Dover Corp. (Machinery)	0.4%	46,923
1,356	Eaton Corp. (Machinery)	0.5%	62,837
6,481	Emerson Electric Co. (Electrical Equipment)	2.0%	232,603
1,767	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.5%	59,071
1,156	Fastenal Co. (Trading Companies & Distributors)	0.4%	44,518
2,412	FedEx Corp. (Air Freight & Logistics)	1.5%	170,408
1,363	Fiserv, Inc.* (IT Services)	0.4%	46,533
1,485	Fluor Corp. (Construction & Engineering)	0.6%	67,627
1,246	Fortune Brands, Inc. (Household Durables)	0.4%	47,099
2,787	General Dynamics Corp. (Aerospace & Defense)	1.2%	144,004
82,814	General Electric Co. (Industrial Conglomerates)	12.2%	1,421,916
5,673	Honeywell International, Inc. (Aerospace & Defense)	1.4%	158,050
3,703	Illinois Tool Works, Inc. (Machinery)	1.1%	126,346
2,635	Ingersoll-Rand Co., Ltd., Class A (Machinery)	0.4%	41,317

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,500	ITT Corp. (Machinery)	0.5%	$62,790
1,017	Jacobs Engineering Group, Inc.* (Construction & Engineering)	0.4%	45,531
1,017	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.6%	68,312
2,612	Lockheed Martin Corp. (Aerospace & Defense)	1.7%	201,411
3,118	Norfolk Southern Corp. (Road & Rail)	1.3%	154,247
2,605	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	106,675
2,907	PACCAR, Inc. (Machinery)	0.7%	81,018
1,394	Parker Hannifin Corp. (Machinery)	0.5%	57,266
2,689	Paychex, Inc. (IT Services)	0.6%	75,991
1,157	Precision Castparts Corp. (Aerospace & Defense)	0.6%	72,544
3,464	Raytheon Co. (Aerospace & Defense)	1.4%	169,043
1,336	Rockwell Collins, Inc. (Aerospace & Defense)	0.4%	45,531
824	Sherwin-Williams Co. (The) (Specialty Retail)	0.4%	48,558
710	Stericycle, Inc.* (Commercial Services & Supplies)	0.3%	40,683
3,912	Tyco Electronics Ltd. (Electronic Equipment, Instruments & Components)	0.6%	64,470
3,940	Tyco International Ltd. (Industrial Conglomerates)	0.7%	82,346
4,223	Union Pacific Corp. (Road & Rail)	1.8%	211,319
5,658	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.8%	325,901
7,378	United Technologies Corp. (Aerospace & Defense)	3.1%	358,054
753	Vulcan Materials Co. (Construction Materials)	0.4%	45,165
4,114	Waste Management, Inc. (Commercial Services & Supplies)	1.0%	120,129
6,044	Western Union Co. (The) (IT Services)	0.7%	80,204

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Industrials (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,733	Weyerhaeuser Co. (Paper & Forest Products)	0.6%	$65,195
145,476	Other Common Stocks	22.1%	2,602,470
	Total Common Stock (Cost $11,042,598)		9,679,779
Principal Amount
	Repurchase Agreements — 60.5%
$944,154	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $944,171 (b)		944,154
944,154	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $944,178 (c)		944,154
70,812	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $70,813 (d)		70,812
236,038	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $236,054 (e)		236,038
472,076	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $472,108 (f)		472,076
1,652,269	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,652,308 (g)		1,652,269
1,416,230	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,416,254 (h)		1,416,230
1,346,489	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,346,517 (i)		1,346,489
Total Repurchase Agreements (Cost $7,082,222)			7,082,222
Total Investments (Cost $18,124,820) — 143.2%			16,762,001
Liabilities in excess of other assets — (-43.2%)			(5,060,332)
Net Assets — 100.0%			$11,701,669

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $963,037. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $963,037. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $72,231. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $240,760. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $481,519. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the

See accompanying notes to the financial statements.

date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,685,316. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,444,555. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,373,422. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,275
Aggregate gross unrealized depreciation	(3,158,147)
Net unrealized depreciation	$(3,090,872)
Federal income tax cost of investments	$19,852,873

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	$3,876,851	$(480,051)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	4,611,723	—
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	4,951,004	(4,248,996)
		$13,439,578	$(4,729,047)

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2008:

Aerospace & Defense	14.5%
Air Freight & Logistics	5.5%
Building Products	0.6%
Chemicals	0.1%
Commercial Services & Supplies	3.5%
Communications Equipment	0.1%
Construction & Engineering	2.2%
Construction Materials	0.8%
Containers & Packaging	1.8%
Diversified Financial Services	0.0%
Electrical Equipment	4.0%
Electronic Equipment & Instruments	0.1%
Electronic Equipment, Instruments & Components	3.2%

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Industrials (continued)

Health Care Technology	0.3%
Household Durables	0.4%
Industrial Conglomerates	16.6%
Internet Software & Services	0.0%
IT Services	6.3%
Life Sciences Tools & Services	0.2%
Machinery	11.6%
Marine	0.2%
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.3%
Paper & Forest Products	0.7%
Professional Services	1.1%
Road & Rail	6.7%
Semiconductors & Semiconductor Equipment	0.0%
Software	0.1%
Specialty Retail	0.4%
Trading Companies & Distributors	1.1%
Other[1]	17.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 90.2%
	Electrical Equipment — 0.2%
75,785	Evergreen Solar, Inc.*	$206,893
20,033	SunPower Corp., Class A*	695,746
20,490	SunPower Corp., Class B*	533,150
		1,435,789
	Energy Equipment & Services — 15.2%
27,495	Atwood Oceanics, Inc.*	497,659
154,382	Baker Hughes, Inc.	5,377,125
146,775	BJ Services Co.	1,759,832
13,841	Bristow Group, Inc.*	313,222
109,046	Cameron International Corp.*	2,300,871
24,489	Complete Production Services, Inc.*	200,565
11,484	Core Laboratories N.V.	764,949
32,882	Diamond Offshore Drilling, Inc.	2,426,692
41,958	Dresser-Rand Group, Inc.*	701,118
15,654	Dril-Quip, Inc.*	308,071
72,471	ENSCO International, Inc.	2,348,785
33,072	Exterran Holdings, Inc.*	580,414
64,165	FMC Technologies, Inc.*	1,762,613
43,216	Global Industries Ltd.*	127,487
89,640	Grey Wolf, Inc.*	491,227
441,375	Halliburton Co.	7,768,200
41,867	Helix Energy Solutions Group, Inc.*	269,205
47,921	Helmerich & Payne, Inc.	1,215,277
44,032	Hercules Offshore, Inc.*	256,266
42,118	ION Geophysical Corp.*	126,354
63,098	Key Energy Services, Inc.*	299,715
140,880	Nabors Industries Ltd.*	2,042,760
206,129	National Oilwell Varco, Inc.*	5,831,389
44,780	Newpark Resources, Inc.*	205,988
134,405	Noble Corp.	3,600,710
27,517	Oceaneering International, Inc.*	710,489
24,720	Oil States International, Inc.*	529,502
55,882	Parker Drilling Co.*	170,999
78,497	Patterson-UTI Energy, Inc.	980,428
86,762	Pride International, Inc.*	1,406,412
56,377	Rowan Cos., Inc.	978,141
597,071	Schlumberger Ltd.	30,295,383
10,424	SEACOR Holdings, Inc.*	689,339
108,182	Smith International, Inc.	3,163,240
40,352	Superior Energy Services, Inc.*	679,931

Shares		Value
	Common Stocks (a) (continued)
37,116	Tetra Technologies, Inc.*	$178,899
25,918	Tidewater, Inc.	1,023,243
158,156	Transocean, Inc.*	10,577,473
23,620	Unit Corp.*	677,422
340,268	Weatherford International Ltd.*	4,345,222
		97,982,617
	Machinery — 0.0%
1	John Bean Technologies Corp.	9
	Multi-Utilities — 0.2%
45,816	OGE Energy Corp.	1,213,666
	Oil, Gas & Consumable Fuels — 74.6%
234,431	Anadarko Petroleum Corp.	9,623,393
166,915	Apache Corp.	12,902,530
18,586	Arena Resources, Inc.*	491,971
18,301	Atlas America, Inc.	274,332
19,964	Berry Petroleum Co., Class A	233,778
16,502	Bill Barrett Corp.*	369,150
51,336	Cabot Oil & Gas Corp.	1,538,540
13,740	Carrizo Oil & Gas, Inc.*	284,418
271,359	Chesapeake Energy Corp.	4,661,948
1,029,010	Chevron Corp.	81,302,080
41,384	Cimarex Energy Co.	1,174,064
22,955	Comstock Resources, Inc.*	962,503
31,102	Concho Resources, Inc.*	733,696
704,533	ConocoPhillips	37,002,073
15,614	Continental Resources, Inc.*	305,254
22,923	Crosstex Energy, Inc.	95,130
32,892	Delta Petroleum Corp.*	187,813
122,401	Denbury Resources, Inc.*	1,166,482
209,998	Devon Energy Corp.	15,191,255
353,320	El Paso Corp.	2,611,035
25,163	Encore Acquisition Co.*	665,310
123,803	EOG Resources, Inc.	10,525,731
85,439	EXCO Resources, Inc.*	655,317
2,601,321	Exxon Mobil Corp.	208,495,878
40,651	Forest Oil Corp.*	709,360
51,874	Frontier Oil Corp.	619,376
13,225	Goodrich Petroleum Corp.*	477,026
145,351	Hess Corp.	7,854,768
21,008	Holly Corp.	382,136

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Oil & Gas (continued)

Shares		Value
	Common Stocks (a) (continued)
355,675	Marathon Oil Corp.	$9,311,571
40,817	Mariner Energy, Inc.*	448,579
95,003	Murphy Oil Corp.	4,184,882
66,052	Newfield Exploration Co.*	1,491,454
85,423	Noble Energy, Inc.	4,465,914
411,827	Occidental Petroleum Corp.	22,296,314
20,872	Penn Virginia Corp.	626,786
123,834	PetroHawk Energy Corp.*	2,163,380
59,896	Pioneer Natural Resources Co.	1,202,712
53,844	Plains Exploration & Production Co.*	1,246,489
56,128	Quicksilver Resources, Inc.*	349,677
77,251	Range Resources Corp.	3,203,599
46,775	SandRidge Energy, Inc.*	414,427
171,333	Southwestern Energy Co.*	5,888,715
30,722	St. Mary Land & Exploration Co.	617,819
17,036	Stone Energy Corp.*	283,138
58,850	Sunoco, Inc.	2,338,699
15,366	Swift Energy Co.*	328,371
68,530	Tesoro Corp.	629,791
76,142	Ultra Petroleum Corp.*	3,093,649
261,903	Valero Energy Corp.	4,805,920
13,626	W&T Offshore, Inc.	190,764
21,255	Whiting Petroleum Corp.*	814,067
275,204	XTO Energy, Inc.	10,523,801
		482,416,865
Total Common Stock (Cost $551,363,917)		583,048,946
Principal Amount
	Repurchase Agreements — 20.3%
$17,480,833	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $17,481,139 (b)	17,480,833
17,480,833	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $17,481,270 (c)	17,480,833
1,311,062	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,311,084 (d)	1,311,062

Principal Amount		Value
	Repurchase Agreements (continued)
$4,370,208	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $4,370,505 (e)	$4,370,208
8,740,416	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $8,741,011 (f)	8,740,416
30,591,457	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $30,592,171 (g)	30,591,457
26,221,249	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $26,221,686 (h)	26,221,249
24,930,006	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $24,930,525 (i)	24,930,006
Total Repurchase Agreements (Cost $131,126,064)		131,126,064
Total Investments (Cost $682,489,981) — 110.5%		714,175,010
Liabilities in excess of other assets — (10.5%)		(67,805,398)
Net Assets — 100.0%		$646,369,612

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $17,830,455. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association,

See accompanying notes to the financial statements.

5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $17,830,455. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,337,337. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $4,457,628. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $8,915,224. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $31,203,318. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $26,745,685. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $25,428,657. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(51,235,897)
Net unrealized depreciation	$(51,235,897)
Federal income tax cost of investments	$765,410,907

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/08/08	$36,574,055	$(19,588,970)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/08/08	86,882,328	—
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index	12/08/08	572,628,880	(9,218,017)
		$696,085,263	$(28,806,987)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Real Estate

Shares		Value
	Common Stocks (a) — 89.4%
	Real Estate Investment Trusts — 85.6%
22,400	Alexandria Real Estate Equities, Inc.	$991,872
68,581	AMB Property Corp.	1,180,965
376,369	Annaly Capital Management, Inc.	5,408,423
59,903	Apartment Investment & Management Co., Class A	687,087
53,704	AvalonBay Communities, Inc.	3,258,222
55,242	BioMed Realty Trust, Inc.	514,855
83,214	Boston Properties, Inc.	4,443,628
61,989	Brandywine Realty Trust	304,986
35,775	BRE Properties, Inc.	1,050,354
36,961	Camden Property Trust	978,358
157,122	CapitalSource, Inc.	818,606
46,509	CBL & Associates Properties, Inc.	189,292
29,501	Colonial Properties Trust	167,271
33,223	Corporate Office Properties Trust SBI MD	987,055
28,699	Cousins Properties, Inc.	309,375
120,184	DCT Industrial Trust, Inc.	538,424
83,598	Developers Diversified Realty Corp.	401,270
64,484	DiamondRock Hospitality Co.	239,880
46,538	Digital Realty Trust, Inc.	1,273,280
76,173	Douglas Emmett, Inc.	776,965
101,899	Duke Realty Corp.	836,591
21,645	Entertainment Properties Trust	530,952
15,840	Equity Lifestyle Properties, Inc.	548,064
189,675	Equity Residential	5,771,810
17,874	Essex Property Trust, Inc.	1,545,565
41,153	Federal Realty Investment Trust	2,380,289
44,061	FelCor Lodging Trust, Inc.	74,463
31,117	First Industrial Realty Trust, Inc.	269,162
44,855	Franklin Street Properties Corp.	568,761
174,712	HCP, Inc.	3,611,297
71,150	Health Care REIT, Inc.	2,703,700
40,517	Healthcare Realty Trust, Inc.	777,116
39,837	Highwoods Properties, Inc.	951,308
22,400	Home Properties, Inc.	873,600
65,697	Hospitality Properties Trust	752,888
364,670	Host Hotels & Resorts, Inc.	2,742,318
157,936	HRPT Properties Trust	435,903
93,637	iStar Financial, Inc.	126,410
22,889	Kilroy Realty Corp.	697,428

Shares		Value
	Common Stocks (a) (continued)
153,494	Kimco Realty Corp.	$2,171,940
27,910	LaSalle Hotel Properties	246,166
44,894	Lexington Realty Trust	217,736
64,885	Liberty Property Trust	1,240,601
52,368	Macerich Co. (The)	704,873
46,083	Mack-Cali Realty Corp.	874,194
25,829	Maguire Properties, Inc.	49,075
19,176	Mid-America Apartment Communities, Inc.	710,087
51,126	National Retail Properties, Inc.	685,600
67,401	Nationwide Health Properties, Inc.	1,525,285
36,982	Newcastle Investment Corp.	66,198
27,857	Pennsylvania Real Estate Investment Trust	125,356
120,595	Plum Creek Timber Co., Inc.	4,291,976
30,814	Post Properties, Inc.	483,164
27,779	Potlatch Corp.	741,144
183,439	Prologis	702,571
89,888	Public Storage	6,282,272
41,940	RAIT Financial Trust	99,398
54,888	Rayonier, Inc.	1,833,259
70,699	Realty Income Corp.	1,427,413
19,508	Redwood Trust, Inc.	254,579
48,573	Regency Centers Corp.	1,729,685
78,251	Senior Housing Properties Trust	1,090,036
156,363	Simon Property Group, Inc.	7,427,242
40,761	SL Green Realty Corp.	772,829
52,008	Strategic Hotels & Resorts, Inc.	52,008
35,309	Sunstone Hotel Investors, Inc.	168,424
36,940	Taubman Centers, Inc.	880,650
90,174	UDR, Inc.	1,364,333
100,139	Ventas, Inc.	2,301,194
100,671	Vornado Realty Trust	5,380,865
34,547	Washington Real Estate Investment Trust	914,459
54,457	Weingarten Realty Investors	776,557
		98,308,962
	Real Estate Management & Development — 3.8%
142,273	Brookfield Properties Corp.	1,041,438
157,667	CB Richard Ellis Group, Inc., Class A*	718,962
45,769	Forest City Enterprises, Inc., Class A	272,783
22,865	Forestar Group, Inc.*	105,865

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22,106	Jones Lang LaSalle, Inc.	$526,786
64,106	St. Joe Co. (The)*	1,693,040
		4,358,874
Total Common Stock (Cost $101,883,819)		102,667,836
Principal Amount
	Repurchase Agreements — 33.2%
$5,091,215	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $5,091,304 (b)	5,091,215
5,091,215	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $5,091,342 (c)	5,091,215
381,841	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $381,847 (d)	381,841
1,272,804	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,272,891 (e)	1,272,804
2,545,608	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,545,781 (f)	2,545,608
8,909,627	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $8,909,835 (g)	8,909,627
7,636,823	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,636,950 (h)	7,636,823
7,260,754	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $7,260,905 (i)	7,260,754
Total Repurchase Agreements (Cost $38,189,887)		38,189,887
Total Investments (Cost $140,073,706) — 122.6%		140,857,723
Liabilities in excess of other assets — (22.6%)		(25,964,852)
Net Assets — 100.0%		$114,892,871

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $5,193,041. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $5,193,041. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $389,493. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,298,265. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $2,596,520. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Real Estate (continued)

of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $9,087,829. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $7,789,563. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $7,405,984. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13,162,054)
Net unrealized depreciation	$(13,162,054)
Federal income tax cost of investments	$154,019,777

Swap Agreements

Ultra Real Estate had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	12/08/08	$14,003,987	$(3,691,450)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	12/08/08	57,073,528	(2,062,679)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index	12/08/08	63,737,097	(8,129,637)
		$134,814,612	$(13,883,766)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 85.2%
	Communications Equipment — 0.5%
9,676	InterDigital, Inc.*	$256,607
	Computers & Peripherals — 0.8%
47,913	SanDisk Corp.*	383,304
	Electrical Equipment — 2.4%
9,534	First Solar, Inc.*	1,190,225
	Semiconductors & Semiconductor Equipment — 81.5%
5,396	Actel Corp.*	49,966
118,519	Advanced Micro Devices, Inc.*	279,705
64,070	Altera Corp.	942,470
22,455	Amkor Technology, Inc.*	49,401
61,978	Analog Devices, Inc.	1,059,824
289,748	Applied Materials, Inc.	2,775,786
13,886	Applied Micro Circuits Corp.*	51,378
12,641	Atheros Communications, Inc.*	184,558
95,976	Atmel Corp.*	268,733
21,915	Axcelis Technologies, Inc.*	12,930
94,090	Broadcom Corp., Class A*	1,440,518
12,770	Brooks Automation, Inc.*	49,292
5,018	Cabot Microelectronics Corp.*	124,296
12,518	Cirrus Logic, Inc.*	52,826
4,625	Cohu, Inc.	51,800
17,469	Cree, Inc.*	277,408
6,538	Cymer, Inc.*	153,578
32,179	Cypress Semiconductor Corp.*	120,028
5,147	DSP Group, Inc.*	29,441
24,440	Entegris, Inc.*	33,972
7,478	Exar Corp.*	50,402
26,514	Fairchild Semiconductor International, Inc.*	105,791
10,378	Formfactor, Inc.*	140,414
36,585	Integrated Device Technology, Inc.*	189,144
1,201,273	Intel Corp.	16,577,568
15,308	International Rectifier Corp.*	178,950
26,445	Intersil Corp., Class A	239,592
36,996	Kla-Tencor Corp.	695,895
11,411	Kulicke & Soffa Industries, Inc.*	16,089
26,710	Lam Research Corp.*	539,542

Shares		Value
	Common Stocks (a) (continued)
24,520	Lattice Semiconductor Corp.*	$37,270
44,056	Linear Technology Corp.	878,917
136,198	LSI Corp.*	365,011
101,212	Marvell Technology Group Ltd.*	587,030
48,291	MEMC Electronic Materials, Inc.*	725,331
11,036	Micrel, Inc.	81,666
39,359	Microchip Technology, Inc.	728,141
161,190	Micron Technology, Inc.*	441,661
15,189	Microsemi Corp.*	296,034
49,006	National Semiconductor Corp.	539,066
21,284	Novellus Systems, Inc.*	263,709
118,718	NVIDIA Corp.*	886,823
10,972	Omnivision Technologies, Inc.*	65,832
84,762	ON Semiconductor Corp.*	247,505
46,362	PMC - Sierra, Inc.*	185,912
22,468	Rambus, Inc.*	231,645
51,603	RF Micro Devices, Inc.*	68,632
13,385	Semtech Corp.*	151,518
15,673	Silicon Image, Inc.*	59,244
10,220	Silicon Laboratories, Inc.*	214,211
34,613	Skyworks Solutions, Inc.*	186,564
36,096	Teradyne, Inc.*	136,804
10,316	Tessera Technologies, Inc.*	189,608
280,102	Texas Instruments, Inc.	4,361,188
13,036	Trident Microsystems, Inc.*	21,900
30,636	TriQuint Semiconductor, Inc.*	79,041
15,496	Varian Semiconductor Equipment Associates, Inc.*	285,126
59,080	Xilinx, Inc.	966,549
10,952	Zoran Corp.*	82,359
		40,105,594
Total Common Stock (Cost $53,099,732)		41,935,730
Principal Amount
	Repurchase Agreements — 53.5%
$3,509,113	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $3,509,174 (b)	3,509,113

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Semiconductors (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$3,509,113	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $3,509,201 (c)	$3,509,113
263,184	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $263,188 (d)	263,184
877,278	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $877,338 (e)	877,278
1,754,556	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,754,675 (f)	1,754,556
6,140,947	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $6,141,090 (g)	6,140,947
5,263,669	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $5,263,757 (h)	5,263,669
5,004,464	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $5,004,568 (i)	5,004,464
Total Repurchase Agreements (Cost $26,322,324)		26,322,324
Total Investments (Cost $79,422,056) — 138.7%		68,258,054
Liabilities in excess of other assets — (38.7%)		(19,032,927)
Net Assets — 100.0%		$49,225,127

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $3,579,296. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $3,579,296. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $268,457. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $894,827. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,789,647. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $6,263,772. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due

See accompanying notes to the financial statements.

12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $5,368,945. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $5,104,564. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(20,397,307)
Net unrealized depreciation	$(20,397,307)
Federal income tax cost of investments	$88,655,361

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	$12,315,629	$(1,415,616)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	9,676,112	(13,323,888)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	33,207,933	(4,012,334)
		$55,199,674	$(18,751,838)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Technology

Shares		Value
	Common Stocks (a) — 82.6%
	Commercial Services & Supplies — 0.3%
10,229	Pitney Bowes, Inc.	$252,759
	Communications Equipment — 14.2%
19,818	3Com Corp.*	39,834
5,787	ADC Telecommunications, Inc.*	41,146
3,135	Adtran, Inc.	44,517
6,013	Arris Group, Inc.*	43,233
2,206	Avocent Corp.*	41,495
18,202	Brocade Communications Systems, Inc.*	58,610
4,439	Ciena Corp.*	32,849
293,354	Cisco Systems, Inc.*	4,852,075
76,993	Corning, Inc.	693,707
2,065	EchoStar Corp., Class A*	35,250
4,140	Emulex Corp.*	29,518
5,702	Extreme Networks*	11,974
3,946	F5 Networks, Inc.*	98,255
20,927	Finisar Corp.*	9,208
6,353	Foundry Networks, Inc.*	98,408
4,601	Harmonic, Inc.*	23,695
6,641	Harris Corp.	231,638
2,228	InterDigital, Inc.*	59,087
10,567	JDS Uniphase Corp.*	28,742
26,735	Juniper Networks, Inc.*	464,654
103,861	Motorola, Inc.	447,641
2,403	Plantronics, Inc.	30,542
4,298	Polycom, Inc.*	80,931
80,763	QUALCOMM, Inc.	2,711,214
13,343	Sonus Networks, Inc.*	20,682
9,414	Sycamore Networks, Inc.*	28,901
2,779	Tekelec*	34,043
17,930	Tellabs, Inc.*	74,768
		10,366,617
	Computers & Peripherals — 23.4%
5,086	Adaptec, Inc.*	14,292
43,099	Apple, Inc.*	3,993,984
87,636	Dell, Inc.*	978,894
3,235	Diebold, Inc.	90,580
2,576	Electronics for Imaging, Inc.*	25,167
101,716	EMC Corp.*	1,075,138

Shares		Value
	Common Stocks (a) (continued)
121,329	Hewlett-Packard Co.	$4,280,487
1,145	Hutchinson Technology, Inc.*	3,206
1,546	Imation Corp.	20,531
2,373	Intermec, Inc.*	31,513
66,694	International Business Machines Corp.	5,442,232
4,316	Lexmark International, Inc., Class A*	112,993
8,048	NCR Corp.*	122,169
16,086	NetApp, Inc.*	217,161
4,930	Palm, Inc.*	11,783
6,469	QLogic Corp.*	68,701
10,230	Quantum Corp.*	1,228
11,010	SanDisk Corp.*	88,080
23,836	Seagate Technology	100,349
37,029	Sun Microsystems, Inc.*	117,382
8,888	Teradata Corp.*	119,366
10,836	Western Digital Corp.*	132,199
		17,047,435
	Construction & Engineering — 0.0%
1,995	Dycom Industries, Inc.*	11,850
	Electrical Equipment — 0.4%
2,203	First Solar, Inc.*	275,022
	Electronic Equipment, Instruments & Components — 0.2%
2,536	Brightpoint, Inc.*	10,448
7,045	Ingram Micro, Inc., Class A*	75,875
2,283	Insight Enterprises, Inc.*	9,292
2,593	Tech Data Corp.*	45,222
		140,837
	Health Care Technology — 0.2%
3,123	Cerner Corp.*	112,366
	Internet Software & Services — 6.8%
8,333	Akamai Technologies, Inc.*	102,246
4,155	Ariba, Inc.*	33,448
1,844	Digital River, Inc.*	38,964
5,451	Earthlink, Inc.*	36,304
1,568	Equinix, Inc.*	71,203
11,696	Google, Inc., Class A*	3,426,460

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,136	IAC/InterActiveCorp*	$46,381
1,696	Infospace, Inc.	13,246
2,226	Interwoven, Inc.*	28,960
2,196	j2 Global Communications, Inc.*	42,866
3,555	Omniture, Inc.*	35,337
2,521	S1 Corp.*	18,857
1,913	SAVVIS, Inc.*	15,055
2,849	SonicWALL, Inc.*	11,168
3,978	United Online, Inc.	26,374
9,575	VeriSign, Inc.*	206,724
2,211	Websense, Inc.*	35,752
63,497	Yahoo!, Inc.*	730,850
		4,920,195
	IT Services — 1.4%
1,493	CACI International, Inc., Class A*	66,304
14,166	Cognizant Technology Solutions Corp., Class A*	271,987
7,417	Computer Sciences Corp.*	206,638
1,718	CSG Systems International, Inc.*	28,931
2,048	DST Systems, Inc.*	77,435
716	Forrester Research, Inc.*	16,411
3,124	Gartner, Inc.*	47,985
4,257	Perot Systems Corp., Class A*	53,127
9,074	SAIC, Inc.*	161,517
2,113	SRA International, Inc., Class A*	31,737
16,100	Unisys Corp.*	10,787
3,279	VeriFone Holdings, Inc.*	13,477
		986,336
	Office Electronics — 0.4%
42,934	Xerox Corp.	300,109
	Semiconductors & Semiconductor Equipment — 12.7%
1,231	Actel Corp.*	11,399
27,272	Advanced Micro Devices, Inc.*	64,362
14,745	Altera Corp.	216,899
5,163	Amkor Technology, Inc.*	11,359
14,256	Analog Devices, Inc.	243,778
66,736	Applied Materials, Inc.	639,331
3,213	Applied Micro Circuits Corp.*	11,888
2,909	Atheros Communications, Inc.*	42,471

Shares		Value
	Common Stocks (a) (continued)
22,096	Atmel Corp.*	$61,869
5,024	Axcelis Technologies, Inc.*	2,964
21,691	Broadcom Corp., Class A*	332,089
2,932	Brooks Automation, Inc.*	11,318
1,166	Cabot Microelectronics Corp.*	28,882
2,893	Cirrus Logic, Inc.*	12,208
1,051	Cohu, Inc.	11,771
3,997	Cree, Inc.*	63,472
1,515	Cymer, Inc.*	35,587
7,392	Cypress Semiconductor Corp.*	27,572
1,193	DSP Group, Inc.*	6,824
5,635	Entegris, Inc.*	7,833
1,721	Exar Corp.*	11,600
6,121	Fairchild Semiconductor International, Inc.*	24,423
2,395	Formfactor, Inc.*	32,404
8,419	Integrated Device Technology, Inc.*	43,526
276,649	Intel Corp.	3,817,756
3,542	International Rectifier Corp.*	41,406
6,114	Intersil Corp., Class A	55,393
8,534	Kla-Tencor Corp.	160,525
2,606	Kulicke & Soffa Industries, Inc.*	3,674
6,154	Lam Research Corp.*	124,311
5,647	Lattice Semiconductor Corp.*	8,583
10,130	Linear Technology Corp.	202,094
31,356	LSI Corp.*	84,034
23,305	Marvell Technology Group Ltd.*	135,169
11,119	MEMC Electronic Materials, Inc.*	167,007
2,547	Micrel, Inc.	18,848
9,063	Microchip Technology, Inc.	167,666
37,128	Micron Technology, Inc.*	101,731
3,480	Microsemi Corp.*	67,825
11,290	National Semiconductor Corp.	124,190
4,919	Novellus Systems, Inc.*	60,946
27,352	NVIDIA Corp.*	204,319
2,535	Omnivision Technologies, Inc.*	15,210
19,378	ON Semiconductor Corp.*	56,584
10,660	PMC - Sierra, Inc.*	42,747
5,157	Rambus, Inc.*	53,169
11,863	RF Micro Devices, Inc.*	15,778
3,084	Semtech Corp.*	34,911
3,601	Silicon Image, Inc.*	13,612
2,366	Silicon Laboratories, Inc.*	49,591

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Technology (continued)

Shares		Value
	Common Stocks (a) (continued)
7,997	Skyworks Solutions, Inc.*	$43,104
8,331	Teradyne, Inc.*	31,574
2,384	Tessera Technologies, Inc.*	43,818
64,514	Texas Instruments, Inc.	1,004,483
3,027	Trident Microsystems, Inc.*	5,085
7,042	TriQuint Semiconductor, Inc.*	18,168
3,577	Varian Semiconductor Equipment Associates, Inc.*	65,817
13,581	Xilinx, Inc.	222,185
2,539	Zoran Corp.*	19,093
		9,236,235
	Software — 21.5%
1,695	ACI Worldwide, Inc.*	26,612
26,175	Adobe Systems, Inc.*	606,213
886	Advent Software, Inc.*	19,758
9,435	Amdocs Ltd.*	177,284
4,335	Ansys, Inc.*	125,108
10,985	Autodesk, Inc.*	182,241
9,443	BMC Software, Inc.*	235,697
20,237	CA, Inc.	340,791
12,683	Cadence Design Systems, Inc.*	48,956
8,506	Check Point Software Technologies*	175,309
9,104	Citrix Systems, Inc.*	242,713
12,614	Compuware Corp.*	80,099
2,389	Fair Isaac Corp.	33,780
4,338	Informatica Corp.*	60,211
14,505	Intuit, Inc.*	321,431
1,510	JDA Software Group, Inc.*	19,902
4,069	Macrovision Solutions Corp.*	47,851
7,418	McAfee, Inc.*	224,988
4,464	Mentor Graphics Corp.*	30,266
4,066	Micros Systems, Inc.*	67,699
399,631	Microsoft Corp.	8,080,539
17,169	Novell, Inc.*	78,119
8,841	Nuance Communications, Inc.*	81,160
193,206	Oracle Corp.*	3,108,685
5,690	Parametric Technology Corp.*	65,776
2,050	Progress Software Corp.*	43,624
3,461	Quest Software, Inc.*	46,204
9,390	Red Hat, Inc.*	86,858
4,962	Salesforce.com, Inc.*	142,012
2,692	Solera Holdings, Inc.*	52,682

Shares		Value
	Common Stocks (a) (continued)
3,882	Sybase, Inc.*	$95,652
41,638	Symantec Corp.*	500,905
6,991	Synopsys, Inc.*	112,066
9,027	TIBCO Software, Inc.*	43,691
2,173	VMware, Inc., Class A*	42,048
3,587	Wind River Systems, Inc.*	29,916
		15,676,846
	Wireless Telecommunication Services — 1.1%
19,494	American Tower Corp., Class A*	531,017
11,974	Crown Castle International Corp.*	168,474
4,996	SBA Communications Corp., Class A*	78,887
		778,378
Total Common Stock (Cost $75,488,447)		60,104,985
Principal Amount
	Repurchase Agreements — 60.9%
$5,910,837	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $5,910,940 (b)	5,910,837
5,910,837	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $5,910,985 (c)	5,910,837
443,313	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $443,320 (d)	443,313
1,477,709	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,477,810 (e)	1,477,709
2,955,418	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,955,619 (f)	2,955,418
10,343,965	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $10,344,206 (g)	10,343,965

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)
$8,866,255	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $8,866,403 (h)	$8,866,255
8,429,644	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $8,429,820 (i)	8,429,644
Total Repurchase Agreements (Cost $44,337,978)		44,337,978
Total Investments (Cost $119,826,425) — 143.5%		104,442,963
Liabilities in excess of other assets — (43.5%)		(31,665,678)
Net Assets — 100.0%		$72,777,285

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $6,029,056. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $6,029,056. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $452,197. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,507,269. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,014,526. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $10,550,855. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $9,043,584. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $8,598,254. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Technology (continued)

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,627
Aggregate gross unrealized depreciation	(32,921,276)
Net unrealized depreciation	$(32,910,649)
Federal income tax cost of investments	$137,353,612

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/08/08	$7,847,752	$(586,862)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/08/08	25,193,088	(26,806,912)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index	12/08/08	49,981,248	(4,324,600)
		$83,022,088	$(31,718,374)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 81.7%
	Diversified Financial Services — 2.2%
9,443	Leucadia National Corp.	$184,611
	Diversified Telecommunication Services — 63.4%
6,443	Alaska Communications Systems Group, Inc.	62,497
67,627	AT&T, Inc.	1,931,428
1,667	Atlantic Tele-Network, Inc.	38,241
4,060	Cbeyond, Inc.*	61,753
6,821	CenturyTel, Inc.	181,166
29,763	Cincinnati Bell, Inc.*	51,490
3,937	Consolidated Communications Holdings, Inc.	40,079
8,130	Embarq Corp.	265,363
11,572	Fairpoint Communications, Inc.	40,502
21,511	Frontier Communications Corp.	187,576
6,226	General Communication, Inc., Class A*	48,750
4,077	Global Crossing Ltd.*	31,271
14,936	Globalstar, Inc.*	3,136
21,256	IDT Corp., Class B*	9,140
4,427	Iowa Telecommunications Services, Inc.	67,689
96,639	Level 3 Communications, Inc.*	90,870
3,575	NTELOS Holdings Corp.	79,401
21,159	PAETEC Holding Corp.*	30,680
87,198	Qwest Communications International, Inc.	279,034
3,575	Shenandoah Telecommunications Co.	88,874
3,002	SureWest Communications	36,654
13,600	tw telecom, Inc.*	103,768
42,420	Verizon Communications, Inc.	1,385,013
19,131	Vonage Holdings Corp.*	20,087
26,771	Windstream Corp.	237,191
		5,371,653
	Media — 1.7%
5,748	RCN Corp.*	40,121
22,352	Virgin Media, Inc.	105,725
		145,846
	Wireless Telecommunication Services — 14.4%
10,271	Centennial Communications Corp.*	79,395
26,520	FiberTower Corp.*	14,586
2,849	iPCS, Inc.*	21,225

Shares		Value
	Common Stocks (a) (continued)
4,157	Leap Wireless International, Inc.*	$83,140
13,477	MetroPCS Communications, Inc.*	197,303
8,724	NII Holdings, Inc.*	169,594
100,472	Sprint Nextel Corp.	280,317
7,153	Telephone & Data Systems, Inc.	232,115
19,227	TerreStar Corp.*	8,268
2,029	U.S. Cellular Corp.*	80,003
3,329	USA Mobility, Inc.*	36,286
12,440	Virgin Mobile USA, Inc., Class A*	12,440
		1,214,672
	Total Common Stock (Cost $6,782,892)	6,916,782
Principal Amount
	Repurchase Agreements — 2.0%
$22,793	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $22,793 (b)	22,793
22,793	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $22,794 (c)	22,793
1,709	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,709 (d)	1,709
5,698	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $5,698 (e)	5,698
11,396	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $11,397 (f)	11,396
39,887	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $39,888 (g)	39,887
34,189	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $34,190 (h)	34,189

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Telecommunications (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$32,505	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $32,506 (i)	$32,505
Total Repurchase Agreements (Cost $170,970)		170,970
Total Investments (Cost $6,953,862) — 83.7%		7,087,752
Other assets less liabilities — 16.3%		1,381,748
Net Assets — 100.0%		$8,469,500

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $23,249. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $23,249. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $5,812. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $11,624. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $40,685. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $34,873. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $33,155. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(816,827)
Net unrealized depreciation	$(816,827)
Federal income tax cost of investments	$7,904,579

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/08/08	$1,099,269	$31,454
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/08/08	2,694,418	64,481
Equity Index Swap Agreement based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/08/08	6,100,934	—
		$9,894,621	$95,935

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Utilities

Shares		Value
	Common Stocks (a) — 86.1%
	Commercial Services & Supplies — 0.5%
7,074	Covanta Holding Corp.*	$141,126
	Electric Utilities — 43.1%
9,697	Allegheny Energy, Inc.	341,819
1,484	Allete, Inc.	50,782
23,244	American Electric Power Co., Inc.	727,305
3,451	Cleco Corp.	81,340
6,555	DPL, Inc.	136,475
72,683	Duke Energy Corp.	1,130,947
17,349	Edison International	579,457
2,626	El Paso Electric Co.*	47,321
11,157	Entergy Corp.	949,461
38,250	Exelon Corp.	2,150,033
17,664	FirstEnergy Corp.	1,034,757
21,772	FPL Group, Inc.	1,061,603
6,843	Great Plains Energy, Inc.	128,580
4,832	Hawaiian Electric Industries, Inc.	131,769
2,620	Idacorp, Inc.	79,648
2,858	ITC Holdings Corp.	120,036
9,054	Northeast Utilities	210,958
13,542	NV Energy, Inc.	128,378
11,597	Pepco Holdings, Inc.	208,630
5,819	Pinnacle West Capital Corp.	176,898
3,624	Portland General Electric Co.	66,355
21,573	PPL Corp.	731,109
15,133	Progress Energy, Inc.	600,629
44,472	Southern Co.	1,615,223
1,985	Unisource Energy Corp.	55,719
6,077	Westar Energy, Inc.	122,938
		12,668,170
	Gas Utilities — 6.7%
4,426	AGL Resources, Inc.	133,267
5,219	Atmos Energy Corp.	130,110
3,763	Energen Corp.	115,900
7,529	Equitable Resources, Inc.	251,243
4,014	National Fuel Gas Co.	130,575
2,388	New Jersey Resources Corp.	95,902
2,617	Nicor, Inc.	106,721
1,549	Northwest Natural Gas Co.	77,373
5,614	Oneok, Inc.	164,715

Shares		Value
	Common Stocks (a) (continued)
4,003	Piedmont Natural Gas Co.	$134,501
9,986	Questar Corp.	321,449
2,482	Southwest Gas Corp.	64,284
6,251	UGI Corp.	146,023
2,847	WGL Holdings, Inc.	102,777
		1,974,840
	Independent Power Producers & Energy Traders — 4.8%
38,675	AES Corp. (The)*	297,411
20,669	Calpine Corp.*	185,194
10,308	Constellation Energy Group, Inc.	252,237
28,858	Dynegy, Inc., Class A*	64,353
10,770	Mirant Corp.*	185,459
13,711	NRG Energy, Inc.*	324,814
20,014	Reliant Energy, Inc.*	114,880
		1,424,348
	Multi-Utilities — 26.4%
6,388	Alliant Energy Corp.	203,586
12,147	Ameren Corp.	432,190
3,050	Avista Corp.	53,893
2,234	Black Hills Corp.	57,660
17,475	Centerpoint Energy, Inc.	225,952
12,979	CMS Energy Corp.	131,867
15,682	Consolidated Edison, Inc.	633,396
33,350	Dominion Resources, Inc.	1,227,947
9,496	DTE Energy Co.	353,156
4,425	Integrys Energy Group, Inc.	195,497
15,879	NiSource, Inc.	191,342
2,226	NorthWestern Corp.	45,989
6,182	NSTAR	219,461
20,612	PG&E Corp.	784,080
4,538	PNM Resources, Inc.	47,422
29,455	Public Service Enterprise Group, Inc.	910,159
6,785	Puget Energy, Inc.	166,097
6,097	SCANA Corp.	211,871
13,267	Sempra Energy	619,171
11,512	TECO Energy, Inc.	149,656
4,697	Vectren Corp.	132,268
6,777	Wisconsin Energy Corp.	294,528
24,841	Xcel Energy, Inc.	467,259
		7,754,447

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Oil, Gas & Consumable Fuels — 4.1%
6,057	Southern Union Co.	$83,223
35,624	Spectra Energy Corp.	579,246
33,383	Williams Cos., Inc.	541,472
		1,203,941
	Water Utilities — 0.5%
7,746	Aqua America, Inc.	168,011
Total Common Stock (Cost $26,194,581)		25,334,883
Principal Amount
	Repurchase Agreements — 25.8%
$1,009,511	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,009,529 (b)	1,009,511
1,009,511	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,009,536 (c)	1,009,511
75,713	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $75,714 (d)	75,713
252,378	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $252,395 (e)	252,378
504,755	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $504,789 (f)	504,755
1,766,644	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,766,685 (g)	1,766,644
1,514,266	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,514,291 (h)	1,514,266

Principal Amount		Value
	Repurchase Agreements (continued)
$1,439,697	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,439,727 (i)	$1,439,697
Total Repurchase Agreements (Cost $7,572,475)		7,572,475
Total Investments (Cost $33,767,056) — 111.9%		32,907,358
Liabilities in excess of other assets — (11.9%)		(3,510,037)
Net Assets — 100.0%		$29,397,321

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,029,702. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,029,702. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $77,230. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Utilities (continued)

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $257,426. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $514,850. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,801,979. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,544,552. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,468,494. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,744,770)
Net unrealized depreciation	$(3,744,770)
Federal income tax cost of investments	$36,652,128

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2008:
	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	$2,782,868	$69,482
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	6,828,477	(3,171,523)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	22,938,951	72,473
		$32,550,296	$(3,029,568)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 111.3%
$14,372,093	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $14,372,345 (b)	$14,372,093
14,372,093	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $14,372,452 (c)	14,372,093
1,077,907	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,077,925 (d)	1,077,907
3,593,023	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $3,593,268 (e)	3,593,023
7,186,047	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $7,186,536 (f)	7,186,047
25,151,163	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $25,151,750 (g)	25,151,163
21,558,140	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $21,558,499 (h)	21,558,140
20,496,528	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $20,496,955 (i)	20,496,528
Total Investments (Cost $107,806,994) †		107,806,994
Liabilities in excess of other assets — (11.3%)		(10,912,006)
Net Assets — 100.0%		$96,894,988

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $14,659,539. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $14,659,539. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,099,509. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $3,664,897. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $7,329,768. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $25,654,212. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short QQQ® (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $21,989,312. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $20,906,501. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	465	12/19/08	$11,011,200	$2,622,257

Cash collateral in the amount of $2,011,920 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/8/08	$(29,756,691)	$(3,745,514)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/8/08	(27,770,140)	(3,497,350)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/8/08	(15,963,945)	(4,108,549)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/8/08	(8,203,887)	(1,032,416)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/8/08	(4,202,264)	(529,177)
		$(85,896,927)	$(12,913,006)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 115.1%
$28,692,582	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $28,693,084 (b)	$28,692,582
28,692,582	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $28,693,299 (c)	28,692,582
2,151,944	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,151,980 (d)	2,151,944
7,173,146	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $7,173,634 (e)	7,173,146
14,346,291	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $14,347,267 (f)	14,346,291
50,212,020	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $50,213,192 (g)	50,212,020
43,038,874	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $43,039,591 (h)	43,038,874
40,919,462	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $40,920,314 (i)	40,919,462
Total Investments (Cost $215,226,901) †		215,226,901
Liabilities in excess of other assets — (15.1%)		(28,207,608)
Net Assets — 100.0%		$187,019,293

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $29,266,444. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $29,266,444. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $2,195,070. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $7,316,635. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $14,633,217. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $51,216,313. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Dow30SM (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $43,899,670. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $41,737,935. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	382	12/19/08	$16,838,560	$3,539,079

Cash collateral in the amount of $2,520,393 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/8/08	$(84,270,389)	$(12,252,459)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/8/08	(35,123,229)	(8,085,695)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/8/08	(27,646,506)	(5,377,025)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/8/08	(23,000,307)	(3,347,013)
		$(170,040,431)	$(29,062,192)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 123.4%
$73,405,470	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $73,406,755 (b)	$73,405,470
73,405,470	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $73,407,305 (c)	73,405,470
5,505,410	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $5,505,502 (d)	5,505,410
18,351,368	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $18,352,617 (e)	18,351,368
36,702,735	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $36,705,233 (f)	36,702,735
128,459,574	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $128,462,571 (g)	128,459,574
110,108,206	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $110,110,041 (h)	110,108,206
104,686,022	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $104,688,203 (i)	104,686,022
Total Investments (Cost $550,624,255) †		550,624,255
Liabilities in excess of other assets — (23.4%)		(104,475,158)
Net Assets — 100.0%		$446,149,097

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $74,873,603. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $74,873,603. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $5,615,742. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $18,718,463. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $37,436,790. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $131,028,898. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short S&P500® (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $112,310,418. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $106,779,957. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contract	887	12/19/08	$39,637,813	$1,803,865

Cash collateral in the amount of $5,197,688 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	12/8/08	$(145,417,136)	$(23,389,755)
Equity Index Swap Agreement based on the S&P 500® Index	12/8/08	(131,293,748)	(21,117,038)
Equity Index Swap Agreement based on the S&P 500® Index	12/8/08	(99,499,030)	(32,961,465)
Equity Index Swap Agreement based on the S&P 500® Index	12/8/08	(30,557,834)	(4,918,569)
		$(406,767,748)	$(82,386,827)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 121.0%
$5,174,733	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $5,174,824 (b)	$5,174,733
5,174,733	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $5,174,862 (c)	5,174,733
388,105	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $388,111 (d)	388,105
1,293,683	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,293,771 (e)	1,293,683
2,587,367	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,587,543 (f)	2,587,367
9,055,783	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $9,055,994 (g)	9,055,783
7,762,100	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,762,229 (h)	7,762,100
7,379,862	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $7,380,016 (i)	7,379,862
Total Investments (Cost $38,816,366) †		38,816,366
Liabilities in excess of other assets — (21.0%)		(6,748,742)
Net Assets — 100.0%		$32,067,624

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $5,278,229. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $5,278,229. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $395,883. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,319,561. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $2,639,114. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $9,236,908. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MidCap400 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $7,917,345. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $7,527,474. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	42	12/19/08	$2,157,960	$747,638

Cash collateral in the amount of $447,931 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/8/08	$(13,400,829)	$(2,541,842)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/8/08	(6,846,556)	(1,298,916)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/8/08	(5,278,625)	(1,745,601)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/8/08	(4,418,769)	(1,565,010)
		$(29,944,779)	$(7,151,369)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 123.7%
$4,711,537	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $4,711,619 (b)	$4,711,537
4,711,537	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $4,711,655 (c)	4,711,537
353,365	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $353,371 (d)	353,365
1,177,884	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,177,964 (e)	1,177,884
2,355,768	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,355,928 (f)	2,355,768
8,245,189	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $8,245,381 (g)	8,245,189
7,067,305	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,067,423 (h)	7,067,305
6,719,281	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $6,719,421 (i)	6,719,281
Total Investments (Cost $35,341,866) †		35,341,866
Liabilities in excess of other assets — (23.7%)		(6,760,727)
Net Assets — 100.0%		$28,581,139

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $4,805,769. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $4,805,769. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $360,447. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,201,446. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $2,402,883. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $8,410,101. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short SmallCap600 (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $7,208,654. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $6,853,680. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/8/08	$(27,474,499)	$(6,333,456)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/8/08	(1,706,707)	(382,886)
		$(29,181,206)	$(6,716,342)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 119.9%
$8,189,417	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $8,189,560 (b)	$8,189,417
8,189,417	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $8,189,622 (c)	8,189,417
614,206	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $614,216 (d)	614,206
2,047,354	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $2,047,493 (e)	2,047,354
4,094,708	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $4,094,987 (f)	4,094,708
14,331,479	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $14,331,813 (g)	14,331,479
12,284,125	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $12,284,330 (h)	12,284,125
11,679,204	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $11,679,447 (i)	11,679,204
Total Investments (Cost $61,429,910) †		61,429,910
Liabilities in excess of other assets — (19.9%)		(10,198,654)
Net Assets — 100.0%		$51,231,256

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $8,353,208. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $8,353,208. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $626,515. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $2,088,309. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $4,176,602. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $14,618,123. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Russell2000 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $12,529,813. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $11,912,812. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Index® Futures Contracts	126	12/18/08	$5,971,140	$1,518,400

Cash collateral in the amount of $754,796 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Short Russell2000 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	$(42,475,950)	$(10,258,260)
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	(2,800,386)	(521,452)
		$(45,276,336)	$(10,779,712)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 116.6%
$121,171,516	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $121,173,637 (b)	$121,171,516
121,171,516	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $121,174,545 (c)	121,171,516
9,087,864	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,088,015 (d)	9,087,864
30,292,879	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $30,294,941 (e)	30,292,879
60,585,758	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $60,589,881 (f)	60,585,758
212,050,152	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $212,055,100 (g)	212,050,152
181,757,273	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $181,760,302 (h)	181,757,273
172,806,793	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $172,810,393 (i)	172,806,793
Total Investments (Cost $908,923,751) †		908,923,751
Liabilities in excess of other assets — (16.6%)		(129,207,755)
Net Assets — 100.0%		$779,715,996

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $123,594,985. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $123,594,985. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $9,269,991. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $30,898,848. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $61,797,473. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $216,291,375. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort QQQ® (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $185,392,498. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $176,263,283. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	2,303	12/19/08	$54,535,040	$6,705,084

Cash collateral in the amount of $9,558,641 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	$(687,065,413)	$(86,528,493)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	(311,062,290)	(13,284,803)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	(281,523,202)	(73,921,477)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	(197,282,746)	(22,832,161)
Equity Index Swap Agreement based on the NASDAQ-100® Index	12/08/08	(28,139,797)	(3,543,546)
		$(1,505,073,448)	$(200,110,480)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 104.2%
$88,973,195	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $88,974,752 (b)	$88,973,195
88,973,195	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $88,975,419 (c)	88,973,195
6,672,990	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $6,673,101 (d)	6,672,990
22,243,299	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $22,244,813 (e)	22,243,299
44,486,598	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $44,489,626 (f)	44,486,598
155,703,092	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $155,706,725 (g)	155,703,092
133,459,793	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $133,462,017 (h)	133,459,793
126,887,680	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $126,890,323 (i)	126,887,680
Total Investments (Cost $667,399,842) †		667,399,842
Liabilities in excess of other assets — (4.2%)		(27,131,890)
Net Assets — 100.0%		$640,267,952

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $90,752,687. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $90,752,687. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $6,806,721. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $22,688,247. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $45,376,330. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $158,817,316. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Dow30SM (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $136,129,046. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $129,425,694. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,050	12/19/08	$46,284,000	$3,589,840

Cash collateral in the amount of $10,932,056 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	$(396,411,281)	$(16,556,577)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	(302,691,907)	(52,605,598)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	(284,644,922)	(41,385,833)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	(140,447,531)	—
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index	12/08/08	(108,504,594)	(15,789,627)
		$(1,232,700,235)	$(126,337,635)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 110.0%
$433,150,796	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $433,158,376 (b)	$433,150,796
433,150,796	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $433,161,625 (c)	433,150,796
32,486,310	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $32,486,851 (d)	32,486,310
108,287,699	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $108,295,069 (e)	108,287,699
216,575,398	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $216,590,137 (f)	216,575,398
758,013,892	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $758,031,579 (g)	758,013,892
649,726,194	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $649,737,023 (h)	649,726,194
617,730,986	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $617,743,855 (i)	617,730,986
Total Investments (Cost $3,249,122,071) †		3,249,122,071
Liabilities in excess of other assets — (10.0%)		(296,418,944)
Net Assets — 100.0%		$2,952,703,127

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $441,813,949. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $441,813,949. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $33,137,358. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $110,453,852. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $220,906,906. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $773,174,958. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort S&P500® (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $662,720,998. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $630,086,871. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,215	12/19/08	$143,670,313	$5,383,153

Cash collateral in the amount of $28,788,761 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	$(1,565,699,933)	$(310,272,057)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	(1,128,153,378)	—
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	(1,323,453,990)	(222,334,630)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	(919,426,178)	(147,878,765)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	(751,351,183)	(43,539,484)
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	(76,280,705)	(12,278,094)
		$(5,764,365,367)	$(736,303,030)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 153.0%
$23,380,103	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $23,380,512 (b)	$23,380,103
23,380,103	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $23,380,688 (c)	23,380,103
1,753,508	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,753,537 (d)	1,753,508
5,845,025	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $5,845,423 (e)	5,845,025
11,690,051	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $11,690,847 (f)	11,690,051
40,915,180	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $40,916,135 (g)	40,915,180
35,070,154	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $35,070,739 (h)	35,070,154
33,343,155	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $33,343,850 (i)	33,343,155
Total Investments (Cost $175,377,279) †		175,377,279
Liabilities in excess of other assets — (53.0%)		(60,753,213)
Net Assets — 100.0%		$114,624,066

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $23,847,712. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $23,847,712. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,788,650. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $5,961,948. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $11,923,852. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $41,733,526. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MidCap400 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $35,771,572. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $34,010,086. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	25	12/19/08	$1,284,500	$692,024

Cash collateral in the amount of $1,293,814 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	$(139,575,657)	$(32,526,830)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	(49,176,849)	(16,773,721)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	(29,927,484)	(5,677,786)
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	(9,634,434)	(6,370,114)
		$(228,314,424)	$(61,348,451)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 154.8%
$8,389,755	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $8,389,902 (b)	$8,389,755
8,389,754	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $8,389,964 (c)	8,389,754
629,232	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $629,242 (d)	629,232
2,097,439	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $2,097,582 (e)	2,097,439
4,194,877	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $4,195,162 (f)	4,194,877
14,682,070	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $14,682,413 (g)	14,682,070
12,584,632	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $12,584,842 (h)	12,584,632
11,964,912	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $11,965,161 (i)	11,964,912
Total Investments (Cost $62,932,671) †		62,932,671
Liabilities in excess of other assets — (54.8%)		(22,275,689)
Net Assets — 100.0%		$40,656,982

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $8,557,552. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $8,557,552. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $641,842. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $2,139,396. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $4,278,775. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $14,975,727. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort SmallCap600 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $12,836,330. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $12,204,235. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/08/08	$(41,692,502)	$(13,226,187)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/08/08	(28,445,401)	(6,264,518)
Equity Index Swap Agreement based on the S&P SmallCap600 Index	12/08/08	(13,634,608)	(2,723,422)
		$(83,772,511)	$(22,214,127)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 157.9%
$101,296,653	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $101,298,426 (b)	$101,296,653
101,296,653	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $101,299,185 (c)	101,296,653
7,597,249	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,597,376 (d)	7,597,249
25,324,163	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $25,325,886 (e)	25,324,163
50,648,327	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $50,651,774 (f)	50,648,327
177,269,143	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $177,273,279 (g)	177,269,143
151,944,980	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $151,947,512 (h)	151,944,980
144,462,580	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $144,465,590 (i)	144,462,580
Total Investments (Cost $759,839,748) †		759,839,748
Liabilities in excess of other assets — (57.9%)		(278,754,597)
Net Assets — 100.0%		$481,085,151

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $103,322,618. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $103,322,618. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $7,749,503. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $25,830,740. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $51,661,294. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $180,814,710. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $154,983,945. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $147,352,128. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	410	12/18/08	$19,429,900	$2,935,225

Cash collateral in the amount of $5,119,495 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	$(382,405,999)	$(122,853,135)
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	(351,094,403)	(105,561,645)
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	(200,311,691)	(43,155,417)
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	(9,665,289)	(1,799,592)
		$(943,477,382)	$(273,369,789)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 157.0%
$3,884,764	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $3,884,832 (b)	$3,884,764
3,884,764	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $3,884,861 (c)	3,884,764
291,357	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $291,362 (d)	291,357
971,191	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $971,257 (e)	971,191
1,942,382	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,942,514 (f)	1,942,382
6,798,338	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $6,798,497 (g)	6,798,338
5,827,146	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $5,827,243 (h)	5,827,146
5,540,194	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $5,540,309 (i)	5,540,194
Total Investments (Cost $29,140,136) †		29,140,136
Liabilities in excess of other assets — (57.0%)		(10,578,555)
Net Assets — 100.0%		$18,561,581

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $3,962,461. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $3,962,461. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $297,196. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $990,618. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,981,230. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $6,934,311. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell1000 Value (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $5,943,691. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $5,651,009. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index	12/08/08	$(18,140,360)	$(4,542,662)
Equity Index Swap Agreement based on the Russell 1000® Value Index	12/08/08	(19,479,854)	(6,004,667)
		$(37,620,214)	$(10,547,329)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 141.3%
$5,162,788	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $5,162,878 (b)	$5,162,788
5,162,788	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $5,162,917 (c)	5,162,788
387,209	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $387,215 (d)	387,209
1,290,697	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,290,785 (e)	1,290,697
2,581,394	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,581,570 (f)	2,581,394
9,034,880	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $9,035,091 (g)	9,034,880
7,744,182	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,744,311 (h)	7,744,182
7,362,827	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $7,362,980 (i)	7,362,827
Total Investments (Cost $38,726,765) †		38,726,765
Liabilities in excess of other assets — (41.3%)		(11,318,990)
Net Assets — 100.0%		$27,407,775

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $5,266,045. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $5,266,045. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $394,969. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,316,516. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $2,633,022. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $9,215,586. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell1000 Growth (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $7,899,069. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $7,510,099. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	$(36,037,024)	$(8,270,034)
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	(19,346,617)	(3,012,175)
		$(55,383,641)	$(11,282,209)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) — 160.0%
$2,427,476	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $2,427,518 (b)	$2,427,476
2,427,476	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $2,427,537 (c)	2,427,476
182,061	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $182,064 (d)	182,061
606,869	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $606,910 (e)	606,869
1,213,738	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,213,821 (f)	1,213,738
4,248,084	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $4,248,183 (g)	4,248,084
3,641,215	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $3,641,276 (h)	3,641,215
3,461,906	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $3,461,978 (i)	3,461,906
Total Investments (Cost $18,208,825) †		18,208,825
Liabilities in excess of other assets — (60.0%)		(6,831,189)
Net Assets — 100.0%		$11,377,636

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $2,476,026. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $2,476,026. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $185,710. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $619,009. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,238,013. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $4,333,050. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell MidCap Value (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $3,714,041. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $3,531,151. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Value Index	12/08/08	$(22,649,703)	$(6,696,455)
Equity Index Swap Agreement based on the Russell Midcap® Value Index	12/08/08	(350,174)	(104,778)
		$(22,999,877)	$(6,801,233)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a) — 158.8%
$2,253,187	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $2,253,226 (b)	$2,253,187
2,253,187	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $2,253,243 (c)	2,253,187
168,989	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $168,992 (d)	168,989
563,297	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $563,335 (e)	563,297
1,126,594	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,126,671 (f)	1,126,594
3,943,078	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $3,943,170 (g)	3,943,078
3,379,781	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $3,379,837 (h)	3,379,781
3,213,347	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $3,213,414 (i)	3,213,347
Total Investments (Cost $16,901,460) †		16,901,460
Liabilities in excess of other assets — (58.8%)		(6,255,891)
Net Assets — 100.0%		$10,645,569

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $2,298,251. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $2,298,251. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $172,376. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $574,565. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,149,126. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $4,021,944. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell MidCap Growth (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $3,447,378. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $3,277,621. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	12/08/08	$(20,749,259)	$(6,002,618)
Equity Index Swap Agreement based on the Russell Midcap® Growth Index	12/08/08	(880,371)	(223,563)
		$(21,629,630)	$(6,226,181)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 162.2%
$3,766,569	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $3,766,635 (b)	$3,766,569
3,766,569	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $3,766,663 (c)	3,766,569
282,493	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $282,498 (d)	282,493
941,642	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $941,706 (e)	941,642
1,883,284	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,883,412 (f)	1,883,284
6,591,496	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $6,591,650 (g)	6,591,496
5,649,853	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $5,649,947 (h)	5,649,853
5,371,631	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $5,371,743 (i)	5,371,631
Total Investments (Cost $28,253,537) †		28,253,537
Liabilities in excess of other assets — (62.2%)		(10,833,244)
Net Assets — 100.0%		$17,420,293

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $3,841,902. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $3,841,902. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $288,154. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $960,478. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,920,950. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $6,723,332. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000 Value (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $5,762,852. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $5,479,075. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	$(20,334,814)	$(3,891,923)
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	(15,203,459)	(6,778,892)
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	(668,391)	(128,046)
		$(36,206,664)	$(10,798,861)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 234.1%
$5,675,031	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $5,675,130 (b)	$5,675,031
5,675,031	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $5,675,173 (c)	5,675,031
425,627	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $425,634 (d)	425,627
1,418,758	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,418,855 (e)	1,418,758
2,837,516	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $2,837,709 (f)	2,837,516
9,931,306	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $9,931,538 (g)	9,931,306
8,512,548	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $8,512,690 (h)	8,512,548
8,093,355	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $8,093,524 (i)	8,093,355
Total Investments (Cost $42,569,172) †		42,569,172
Liabilities in excess of other assets — (134.1%)		(24,386,799)
Net Assets — 100.0%		$18,182,373

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $5,788,534. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $5,788,534. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $434,157. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,447,138. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $2,894,266. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $10,129,942. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Russell2000 Growth (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $8,682,803. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $8,255,239. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index	12/08/08	$(21,392,922)	$(6,671,696)
Equity Index Swap Agreement based on the Russell 2000® Growth Index	12/08/08	(16,299,534)	(6,840,983)
		$(37,692,456)	$(13,512,679)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Financials

Principal Amount		Value
	Repurchase Agreements (a) — 120.4%
$6,248,590	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $6,248,699 (b)	$6,248,590
6,248,590	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $6,248,746 (c)	6,248,590
468,644	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $468,652 (d)	468,644
1,562,148	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,562,254 (e)	1,562,148
3,124,295	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $3,124,508 (f)	3,124,295
10,935,033	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $10,935,288 (g)	10,935,033
9,372,886	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,373,042 (h)	9,372,886
8,911,326	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $8,911,512 (i)	8,911,326
Total Investments (Cost $46,871,512) †		46,871,512
Liabilities in excess of other assets — (20.4%)		(7,949,444)
Net Assets — 100.0%		$38,922,068

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $6,373,564. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $6,373,564. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $478,036. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,593,397. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,186,781. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $11,153,745. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Financials (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $9,560,348. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $9,089,571. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	12/08/08	$(15,349,374)	$—
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index	12/08/08	(23,697,543)	(11,056,319)
		$(39,046,917)	$(11,056,319)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 114.4%
$1,026,484	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,026,502 (b)	$1,026,484
1,026,484	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,026,510 (c)	1,026,484
76,986	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $76,987 (d)	76,986
256,620	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $256,637 (e)	256,620
513,242	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $513,277 (f)	513,242
1,796,346	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,796,388 (g)	1,796,346
1,539,725	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,539,751 (h)	1,539,725
1,463,903	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,463,933 (i)	1,463,903
Total Investments (Cost $7,699,790) †		7,699,790
Liabilities in excess of other assets — (14.4%)		(967,609)
Net Assets — 100.0%		$6,732,181

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,047,014. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,047,014. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $78,529. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $261,753. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $523,507. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,832,275. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short Oil & Gas (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,570,520. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,493,184. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	$(6,246,445)	$(1,523,200)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	(487,679)	—
		$(6,734,124)	$(1,523,200)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) — 184.2%
$41,989,880	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $41,990,615 (b)	$41,989,880
41,989,880	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $41,990,930 (c)	41,989,880
3,149,241	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $3,149,293 (d)	3,149,241
10,497,470	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $10,498,184 (e)	10,497,470
20,994,940	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $20,996,369 (f)	20,994,940
73,482,291	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $73,484,006 (g)	73,482,291
62,984,820	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $62,985,870 (h)	62,984,820
59,883,187	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $59,884,435 (i)	59,883,187
Total Investments (Cost $314,971,709) †		314,971,709
Liabilities in excess of other assets — (84.2%)		(144,018,978)
Net Assets — 100.0%		$170,952,731

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $42,829,691. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $42,829,691. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $3,212,354. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $10,707,458. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $21,414,839. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $74,952,012. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Basic Materials (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $64,244,544. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $61,080,973. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	12/08/08	$(174,439,163)	$(49,821,334)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	12/08/08	(104,572,608)	(22,969,244)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index	12/08/08	(66,272,213)	(57,951,942)
		$(345,283,984)	$(130,742,520)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) — 131.6%
$7,367,663	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $7,367,792 (b)	$7,367,663
7,367,663	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $7,367,847 (c)	7,367,663
552,575	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $552,584 (d)	552,575
1,841,916	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,842,041 (e)	1,841,916
3,683,830	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $3,684,081 (f)	3,683,830
12,893,410	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $12,893,711 (g)	12,893,410
11,051,494	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $11,051,678 (h)	11,051,494
10,507,273	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $10,507,492 (i)	10,507,273
Total Investments (Cost $55,265,824) †		55,265,824
Liabilities in excess of other assets — (31.6%)		(13,262,845)
Net Assets — 100.0%		$42,002,979

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $7,515,019. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $7,515,019. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $563,649. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,878,761. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,757,508. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $13,151,292. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Consumer Goods (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $11,272,529. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $10,717,440. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	$(39,129,481)	$(4,600,061)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	(25,715,778)	(3,021,552)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index	12/08/08	(20,871,770)	(5,489,794)
		$(85,717,029)	$(13,111,407)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Consumer Services

Principal Amount		Value
	Repurchase Agreements (a) — 150.0%
$28,620,298	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $28,620,799 (b)	$28,620,298
28,620,298	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $28,621,014 (c)	28,620,298
2,146,522	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,146,558 (d)	2,146,522
7,155,074	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $7,155,561 (e)	7,155,074
14,310,149	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $14,311,123 (f)	14,310,149
50,085,522	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $50,086,691 (g)	50,085,522
42,930,447	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $42,931,163 (h)	42,930,447
40,816,374	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $40,817,224 (i)	40,816,374
Total Investments (Cost $214,684,684) †		214,684,684
Liabilities in excess of other assets — (50.0%)		(71,521,190)
Net Assets — 100.0%		$143,163,494

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $29,192,713. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $29,192,713. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $2,189,540. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $7,298,202. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $14,596,352. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $51,087,283. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Consumer Services (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $43,789,074. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $41,632,785. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	$(202,094,671)	$(59,329,017)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	(70,776,771)	(11,714,823)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	(17,845,365)	12,154,635
		$(290,716,807)	$(58,889,205)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Financials

Principal Amount		Value
	Repurchase Agreements (a) — 88.2%
$87,415,169	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $87,416,699 (b)	$87,415,169
87,415,169	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $87,417,354 (c)	87,415,169
6,556,138	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $6,556,247 (d)	6,556,138
21,853,792	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $21,855,279 (e)	21,853,792
43,707,585	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $43,710,560 (f)	43,707,585
152,976,547	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $152,980,115 (g)	152,976,547
131,122,754	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $131,124,939 (h)	131,122,754
124,665,727	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $124,668,324 (i)	124,665,727
Total Investments (Cost $655,712,881) †		655,712,881
Other assets less liabilities — 11.8%		87,496,693
Net Assets — 100.0%		$743,209,574

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $89,163,500. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $89,163,500. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $6,687,528. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $22,290,948. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $44,581,737. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $156,036,236. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Financials (continued)

of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $133,745,266. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $127,159,297. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	$(307,982,756)	$—
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	(342,801,735)	(86,072,191)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	(325,662,210)	(85,633,645)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	(287,312,056)	(93,379,032)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	(191,736,544)	(13,108,949)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index	12/08/08	(35,570,045)	(8,932,748)
		$(1,491,065,346)	$(287,126,565)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Health Care

Principal Amount		Value
	Repurchase Agreements (a) — 123.6%
$2,536,743	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $2,536,787 (b)	$2,536,743
2,536,743	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $2,536,806 (c)	2,536,743
190,256	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $190,259 (d)	190,256
634,186	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $634,229 (e)	634,186
1,268,371	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,268,457 (f)	1,268,371
4,439,299	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $4,439,403 (g)	4,439,299
3,805,114	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $3,805,177 (h)	3,805,114
3,617,734	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $3,617,809 (i)	3,617,734
Total Investments (Cost $19,028,446) †		19,028,446
Liabilities in excess of other assets — (23.6%)		(3,637,071)
Net Assets — 100.0%		$15,391,375

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%,due 12/3/08 to 10/22/18, which had a total value of $2,587,479. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $2,587,479. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $194,069. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $646,872. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,293,738. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $4,528,091. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Health Care (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $3,881,218. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $3,690,096. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	12/08/08	$(24,483,846)	$(2,981,464)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	12/08/08	(4,612,973)	(435,670)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index	12/08/08	(2,012,903)	(190,159)
		$(31,109,722)	$(3,607,293)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Industrials

Principal Amount		Value
	Repurchase Agreements (a) — 156.0%
$18,851,795	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $18,852,125 (b)	$18,851,795
18,851,795	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $18,852,266 (c)	18,851,795
1,413,885	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,413,909 (d)	1,413,885
4,712,949	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $4,713,270 (e)	4,712,949
9,425,897	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $9,426,538 (f)	9,425,897
32,990,640	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $32,991,410 (g)	32,990,640
28,277,692	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $28,278,163 (h)	28,277,692
26,885,181	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $26,885,741 (i)	26,885,181
Total Investments (Cost $141,409,834) †		141,409,834
Liabilities in excess of other assets — (56.0%)		(50,773,069)
Net Assets — 100.0%		$90,636,765

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $19,228,837. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $19,228,837. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,442,220. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $4,807,225. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $9,614,415. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $33,650,488. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Industrials (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $28,843,258. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $27,422,940. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	$(75,425,354)	$(13,609,014)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	(48,538,418)	(12,779,390)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	(38,304,691)	(9,714,671)
Equity Index Swaps Agreement Based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	(21,832,996)	(13,593,777)
		$(184,101,459)	$(49,696,852)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 108.3%
$88,570,752	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $88,572,302 (b)	$88,570,752
88,570,752	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $88,572,966 (c)	88,570,752
6,642,806	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $6,642,917 (d)	6,642,806
22,142,688	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $22,144,195 (e)	22,142,688
44,285,376	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $44,288,390 (f)	44,285,376
154,998,816	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $155,002,433 (g)	154,998,816
132,856,128	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $132,858,342 (h)	132,856,128
126,313,742	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $126,316,374 (i)	126,313,742
Total Investments (Cost $664,381,060) †		664,381,060
Liabilities in excess of other assets — (8.3%)		(50,668,745)
Net Assets — 100.0%		$613,712,315

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $90,342,195. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $90,342,195. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $6,775,932. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $22,585,623. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $45,171,084. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $158,098,953. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Oil & Gas (continued)

by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $135,513,308. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $128,840,276. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	$(564,965,405)	$(111,423,574)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	(275,632,187)	—
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	(174,848,713)	(57,252,396)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	(128,857,765)	(59,551,962)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index	12/08/08	(94,169,726)	(24,877,645)
		$(1,238,473,796)	$(253,105,577)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Real Estate

Principal Amount		Value
	Repurchase Agreements (a) — 59.2%
$90,233,737	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $90,235,316 (b)	$90,233,737
90,233,737	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $90,235,993 (c)	90,233,737
6,767,530	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $6,767,643 (d)	6,767,530
22,558,434	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $22,559,969 (e)	22,558,434
45,116,869	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $45,119,939 (f)	45,116,869
157,909,040	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $157,912,725 (g)	157,909,040
135,350,606	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $135,352,862 (h)	135,350,606
128,685,381	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $128,688,062 (i)	128,685,381
Total Investments (Cost $676,855,334) †		676,855,334
Other assets less liabilities— 40.8%		465,889,731
Net Assets — 100.0%		$1,142,745,065

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $92,038,440. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $92,038,440. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $6,903,156. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $23,009,686. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $46,019,206. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $161,067,385. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Real Estate (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $138,057,676. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $131,259,353. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	$(797,192,357)	$—
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	(421,078,261)	(48,513,939)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	(474,930,125)	(187,470,282)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	(365,450,406)	(88,287,483)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	(118,925,890)	(2,033,148)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index	12/08/08	(34,595,376)	(8,360,280)
		$(2,212,172,415)	$(334,665,132)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) — 139.8%
$8,211,563	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $8,211,707 (b)	$8,211,563
8,211,563	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $8,211,768 (c)	8,211,563
615,867	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $615,877 (d)	615,867
2,052,891	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $2,053,031 (e)	2,052,891
4,105,781	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $4,106,060 (f)	4,105,781
14,370,235	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $14,370,570 (g)	14,370,235
12,317,344	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $12,317,549 (h)	12,317,344
11,710,787	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $11,711,031 (i)	11,710,787
Total Investments (Cost $61,596,031) †		61,596,031
Liabilities in excess of other assets — (39.8%)		(17,526,225)
Net Assets — 100.0%		$44,069,806

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $8,375,797. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $8,375,797. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $628,209. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $2,093,956. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $4,187,897. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $14,657,655. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Semiconductors (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $12,563,696. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $11,945,027. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	$(57,395,174)	$(7,794,950)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	(26,048,939)	(8,812,487)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index	12/08/08	(5,912,909)	(802,267)
		$(89,357,022)	$(17,409,704)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Technology

Principal Amount		Value
	Repurchase Agreements (a) — 138.2%
$14,331,609	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $14,331,860 (b)	$14,331,609
14,331,609	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $14,331,967 (c)	14,331,609
1,074,871	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,074,889 (d)	1,074,871
3,582,902	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $3,583,146 (e)	3,582,902
7,165,804	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $7,166,292 (f)	7,165,804
25,080,315	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $25,080,900 (g)	25,080,315
21,497,413	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $21,497,771 (h)	21,497,413
20,438,791	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $20,439,217 (i)	20,438,791
Total Investments (Cost $107,503,314) †		107,503,314
Liabilities in excess of other assets — (38.2%)		(29,692,478)
Net Assets — 100.0%		$77,810,836

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $14,618,246. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $14,618,246. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,096,412. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $3,654,573. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $7,309,120. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $25,581,947. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Technology (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $21,927,371. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $20,847,609. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	12/08/08	$(73,213,975)	$(9,484,890)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	12/08/08	(56,245,274)	(7,280,512)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index	12/08/08	(27,412,570)	(11,684,566)
		$(156,871,819)	$(28,449,968)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Telecommunications

Principal Amount		Value
	Repurchase Agreements (a) — 170.5%
$1,446,863	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,446,888 (b)	$1,446,863
1,446,863	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,446,899 (c)	1,446,863
108,515	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $108,517 (d)	108,515
361,716	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $361,741 (e)	361,716
723,432	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $723,481 (f)	723,432
2,532,010	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,532,070 (g)	2,532,010
2,170,295	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,170,331 (h)	2,170,295
2,063,421	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,063,464 (i)	2,063,421
Total Investments (Cost $10,853,115) †		10,853,115
Liabilities in excess of other assets — (70.5%)		(4,488,956)
Net Assets — 100.0%		$6,364,159

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,475,801. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,475,801. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $110,690. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $368,952. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $737,901. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,582,654. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Telecommunications (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,213,702. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,104,694. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	12/08/08	$(3,689,883)	$(773,274)
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	12/08/08	(3,146,745)	(659,367)
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	12/08/08	(2,927,618)	(1,155,886)
Equity Index Swap Agreement based on the Dow Jones U.S. Select Telecommunications Index	12/08/08	(3,082,871)	(1,852,209)
		$(12,847,117)	$(4,440,736)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Utilities

Principal Amount		Value
	Repurchase Agreements (a) — 138.6%
$2,918,887	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $2,918,938 (b)	$2,918,887
2,918,887	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $2,918,960 (c)	2,918,887
218,917	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $218,921 (d)	218,917
729,722	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $729,772 (e)	729,722
1,459,444	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,459,543 (f)	1,459,444
5,108,052	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $5,108,171 (g)	5,108,052
4,378,330	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $4,378,404 (h)	4,378,330
4,162,723	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $4,162,810 (i)	4,162,723
Total Investments (Cost $21,894,962) †		21,894,962
Liabilities in excess of other assets — (38.6%)		(6,101,522)
Net Assets — 100.0%		$15,793,440

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $2,977,266. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $2,977,266. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $223,304. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $744,319. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,488,633. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $5,210,218. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort Utilities (continued)

collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $4,465,900. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $4,245,986. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	$(14,914,388)	$(3,429,283)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	(9,360,248)	(1,219,600)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index	12/08/08	(7,940,397)	(1,034,343)
		$(32,215,033)	$(5,683,226)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 118.0%
$9,191,004	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $9,191,165 (b)	$9,191,004
9,191,004	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $9,191,234 (c)	9,191,004
689,325	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $689,336 (d)	689,325
2,297,751	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $2,297,907 (e)	2,297,751
4,595,502	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $4,595,815 (f)	4,595,502
16,084,257	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $16,084,632 (g)	16,084,257
13,786,506	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $13,786,736 (h)	13,786,506
13,107,602	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $13,107,875 (i)	13,107,602
Total Investments (Cost $68,942,951) †		68,942,951
Liabilities in excess of other assets — (18.0%)		(10,514,860)
Net Assets — 100.0%		$58,428,091

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $9,374,827. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $9,374,827. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $703,140. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $2,343,714. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $4,687,412. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $16,405,959. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MSCI EAFE (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $14,062,242. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $13,369,780. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	$(40,169,493)	$(7,928,623)
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	(10,654,499)	(1,526,008)
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	(6,928,560)	(993,712)
		$(57,752,552)	$(10,448,343)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 130.7%
$6,456,169	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $6,456,282 (b)	$6,456,169
6,456,169	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $6,456,330 (c)	6,456,169
484,213	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $484,221 (d)	484,213
1,614,043	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,614,153 (e)	1,614,043
3,228,085	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $3,228,305 (f)	3,228,085
11,298,296	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $11,298,560 (g)	11,298,296
9,684,254	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,684,415 (h)	9,684,254
9,207,361	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $9,207,553 (i)	9,207,361
Total Investments (Cost $48,428,590) †		48,428,590
Liabilities in excess of other assets — (30.7%)		(11,368,460)
Net Assets — 100.0%		$37,060,130

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $6,585,294. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $6,585,294. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $493,917. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,646,329. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,292,647. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $11,524,274. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Short MSCI Emerging Markets (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $9,877,943. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $9,391,527. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	12/08/08	$(22,560,968)	$(5,022,477)
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	12/08/08	(14,266,438)	(6,283,719)
		$(36,827,406)	$(11,306,196)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 140.8%
$23,721,952	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $23,722,367 (b)	$23,721,952
23,721,952	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $23,722,545 (c)	23,721,952
1,779,146	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,779,176 (d)	1,779,146
5,930,488	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $5,930,892 (e)	5,930,488
11,860,976	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $11,861,783 (f)	11,860,976
41,513,416	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $41,514,385 (g)	41,513,416
35,582,928	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $35,583,521 (h)	35,582,928
33,830,676	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $33,831,381 (i)	33,830,676
Total Investments (Cost $177,941,534) †		177,941,534
Liabilities in excess of other assets — (40.8%)		(51,534,658)
Net Assets — 100.0%		$126,406,876

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $24,196,399. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $24,196,399. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $1,814,801. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $6,049,120. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $12,098,196. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $42,343,727. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI EAFE (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $36,294,602. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $34,507,360. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	$(102,430,523)	$(24,659,367)
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	(87,113,920)	(12,477,031)
Equity Index Swap Agreement based on the MSCI EAFE Index	12/08/08	(60,238,108)	(14,282,952)
		$(249,782,551)	$(51,419,350)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 164.4%
$127,439,302	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $127,441,532 (b)	$127,439,302
127,439,302	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $127,442,488 (c)	127,439,302
9,557,948	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,558,107 (d)	9,557,948
31,859,826	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $31,861,994 (e)	31,859,826
63,719,652	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $63,723,988 (f)	63,719,652
223,018,779	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $223,023,983 (g)	223,018,779
191,158,953	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $191,162,139 (h)	191,158,953
181,745,495	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $181,749,281 (i)	181,745,495
Total Investments (Cost $955,939,257) †		955,939,257
Liabilities in excess of other assets — (64.4%)		(374,402,048)
Net Assets — 100.0%		$581,537,209

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $129,988,128. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $129,988,128. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $9,749,496. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $32,497,140. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $64,994,044. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $227,479,386. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI Emerging Markets (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $194,982,214. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $185,380,777. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	12/08/08	$(537,343,107)	$(36,510,392)
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	12/08/08	(333,364,813)	(109,594,051)
Equity Index Swap Agreement based on the MSCI Emerging markets Index	12/08/08	(179,617,423)	(43,677,634)
Equity Index Swap Agreement based on the MSCI Emerging Markets Index	12/08/08	(103,964,201)	(62,548,119)
		$(1,154,289,544)	$(252,330,196)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI Japan

Principal Amount		Value
	Repurchase Agreements (a) — 128.0%
$2,618,139	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $2,618,185 (b)	$2,618,139
2,618,139	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $2,618,204 (c)	2,618,139
196,360	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $196,363 (d)	196,360
654,535	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $654,580 (e)	654,535
1,309,070	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $1,309,159 (f)	1,309,070
4,581,743	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $4,581,850 (g)	4,581,743
3,927,209	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $3,927,274 (h)	3,927,209
3,733,817	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $3,733,895 (i)	3,733,817
Total Investments (Cost $19,639,012) †		19,639,012
Liabilities in excess of other assets — (28.0%)		(4,293,794)
Net Assets — 100.0%		$15,345,218

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $2,670,503. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $2,670,503. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $200,295. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $667,628. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $1,335,251. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $4,673,383. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort MSCI Japan (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $4,005,755. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $3,808,501. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Japan Index	12/08/08	$(17,618,208)	$(2,540,207)
Equity Index Swap Agreement based on the MSCI Japan Index	12/08/08	(12,457,572)	(1,729,174)
		$(30,075,780)	$(4,269,381)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort FTSE/Xinhua China 25

Principal Amount		Value
	Repurchase Agreements (a) — 158.2%
$81,466,249	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $81,467,675 (b)	$81,466,249
81,466,249	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $81,468,286 (c)	81,466,249
6,109,969	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $6,110,071 (d)	6,109,969
20,366,562	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $20,367,948 (e)	20,366,562
40,733,125	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $40,735,897 (f)	40,733,125
142,565,936	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $142,569,263 (g)	142,565,936
122,199,374	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $122,201,411 (h)	122,199,374
116,181,771	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $116,184,191 (i)	116,181,771
Total Investments (Cost $611,089,235) †		611,089,235
Liabilities in excess of other assets — (58.2%)		(224,872,404)
Net Assets — 100.0%		$386,216,831

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $83,095,600. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $83,095,600. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $6,232,417. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $20,773,968. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $41,547,788. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $145,417,403. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort FTSE/Xinhua China 25 (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $124,643,414. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%,due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $118,505,644. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	12/08/08	$(631,620,653)	$(129,455,387)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	12/08/08	(73,424,663)	(11,320,842)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	12/08/08	(28,537,993)	(22,844,025)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index	12/08/08	(40,226,813)	(39,709,627)
		$(773,810,122)	$(203,329,881)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort 7-10 Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 95.2%
$11,627,198	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $11,627,401 (b)	$11,627,198
11,627,198	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $11,627,489 (c)	11,627,198
872,040	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $872,055 (d)	872,040
2,906,799	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $2,906,997 (e)	2,906,799
5,813,599	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $5,813,995 (f)	5,813,599
20,347,596	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $20,348,071 (g)	20,347,596
17,440,797	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $17,441,088 (h)	17,440,797
16,581,940	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $16,582,285 (i)	16,581,940
Total Investments (Cost $87,217,167) †		87,217,167
Other assets less liabilities — 4.8%		4,441,244
Net Assets — 100.0%		$91,658,411

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $11,859,746. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $11,859,746. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $889,516. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $2,964,946. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $5,929,871. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $20,754,569. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort 7-10 Year Treasury (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $17,789,620. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $16,913,613. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini U.S. Treasury Note Futures Contracts	93	03/20/09	$11,250,094	$(195,053)

Cash collateral in the amount of $325,293 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Barclays Capital 7-10 Year U.S. Treasury Index	12/08/08	$(95,791,949)	$(6,697,622)
Equity Index Swap Agreement based on the Barclays Capital 7-10 Year U.S. Treasury Index	12/08/08	(77,589,802)	(4,620,275)
		$(173,381,751)	$(11,317,897)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort 20+ Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 74.1%
$67,015,189	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $67,016,362 (b)	$67,015,189
67,015,189	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $67,016,864 (c)	67,015,189
5,026,138	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $5,026,222 (d)	5,026,138
16,753,797	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $16,754,937 (e)	16,753,797
33,507,595	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $33,509,875 (f)	33,507,595
117,276,581	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $117,279,317 (g)	117,276,581
100,522,784	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $100,524,459 (h)	100,522,784
95,572,626	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $95,574,617 (i)	95,572,626
Total Investments (Cost $502,689,899) †		502,689,899
Other assets less liabilities — 25.9%		175,675,372
Net Assets — 100.0%		$678,365,271

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $68,355,514. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $68,355,514. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $5,126,866. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $17,088,935. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $34,177,747. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%,due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30; U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $119,622,234. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

UltraShort 20+ Year Treasury (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $102,533,283. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19; U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $97,484,274. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini U.S. Treasury Bond Futures Contracts	1,097	03/20/09	$139,850,359	$(1,727,144)

Cash collateral in the amount of $4,005,694 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Barclays Capital 20+ Year U.S. Treasury Index	12/08/08	$(691,750,163)	$(66,361,492)
Equity Index Swap Agreement based on the Barclays Capital 20+ Year U.S. Treasury Index	12/08/08	(553,560,866)	(52,420,975)
		$(1,245,311,029)	$(118,782,467)

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

November 30, 2008 (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$1,918,872,559	$1,005,374,742	$4,105,532,315	$141,946,635	$42,563,718	$359,098,210
Securities, at value	1,156,093,683	750,913,542	3,028,349,013	86,244,501	27,332,630	237,139,559
Repurchase agreements, at value	487,408,257	208,088,710	799,280,731	45,011,890	11,172,734	94,871,042
Total Investment Securities	1,643,501,940	959,002,252	3,827,629,744	131,256,391	38,505,364	332,010,601
Cash	9,390,028	—	—	966,860	—	760,994
Segregated cash balances with brokers for futures contracts	41,850,043	20,594,713	82,137,433	3,172,713	—	6,126,815
Dividends and interest receivable	1,340,514	3,188,264	8,953,005	165,823	20,068	346,491
Receivable for investments sold	119,555,637	37,620,238	216,335,007	15,396	121	9,476,346
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	13,927	8,641	53,310	1,748,979	—	967
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	1,497,806	4,748,338	248,656	—	848,832
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	2,188	3,618	—	—
Prepaid expenses	4,223	1,177	3,096	678	135	161
Total Assets	1,815,656,312	1,021,913,091	4,139,862,121	137,579,114	38,525,688	349,571,207
LIABILITIES:
Cash overdraft	—	4,427,115	42,868,668	—	19,720	—
Payable for investments purchased	48,464,178	24,694,531	27,843,173	9,049,272	3,269,320	25,709,613
Payable for capital shares redeemed	124,531,333	60,063,714	357,421,935	—	—	9,813,057
Advisory fees payable	734,435	457,463	1,906,541	29,526	585	118,686
Management Services fees payable	110,980	62,318	374,828	7,593	2,523	21,282
Custodian fees payable	55,495	17,932	102,481	73,285	15,929	69,634
Administration fees payable	27,827	21,183	30,702	8,610	9,175	9,614
Trustee fees payable	642	243	356	40	29	43
Licensing fees payable	210,225	47,915	—	—	15,810	17,398
Professional fees payable	29,648	16,994	32,547	11,880	9,480	12,344
Payable for variation margin on futures contracts	1,791,113	—	—	—	—	—
Unrealized depreciation on swap agreements	308,686,959	59,617,907	194,805,338	28,214,373	5,451,406	36,526,330
Due to counterparty	389,249	536,480	1,282,653	237,198	—	—
Other liabilities	34,363	11,712	38,625	4,235	1,023	4,229
Total Liabilities	485,066,447	149,975,507	626,707,847	37,636,012	8,795,000	72,302,230
NET ASSETS	$1,330,589,865	$871,937,584	$3,513,154,274	$99,943,102	$29,730,688	$277,268,977
NET ASSETS CONSIST OF:
Paid in Capital	$2,781,150,428	$1,222,293,509	$4,935,336,498	$216,040,474	$66,654,025	$518,288,902
Accumulated undistributed net investment income (loss)	(973,282)	3,345,138	9,109,978	185,116	39,249	463,334
Accumulated net realized gains (losses) on investments	(872,041,062)	(252,451,217)	(990,894,065)	(78,950,129)	(27,452,826)	(182,776,533)
Net unrealized appreciation (depreciation) on:
Investments	(275,370,619)	(46,372,490)	(277,902,571)	(10,690,244)	(4,058,354)	(27,087,611)
Futures contracts	6,511,359	4,740,551	32,309,772	1,572,258	—	4,907,215
Swap agreements	(308,686,959)	(59,617,907)	(194,805,338)	(28,214,373)	(5,451,406)	(36,526,330)
NET ASSETS	$1,330,589,865	$871,937,584	$3,513,154,274	$99,943,102	$29,730,688	$277,268,977
Shares (unlimited number of shares authorized, no par value)	50,100,001	26,400,001	131,850,001	4,200,001	1,425,001	14,550,001
Net Asset Value	$26.56	$33.03	$26.65	$23.80	$20.86	$19.06

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2008 (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$19,525,289	$30,661,979	$9,531,262	$13,989,113	$18,243,847	$18,378,444
Securities, at value	15,980,565	16,020,100	6,223,177	9,322,039	12,617,558	9,406,683
Repurchase agreements, at value	2,509,945	11,981,990	2,404,382	3,451,831	4,204,683	7,226,379
Total Investment Securities	18,490,510	28,002,090	8,627,559	12,773,870	16,822,241	16,633,062
Cash	257,314	3,372	9,164	45,318	11,207	34,707
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	48,521	34,590	22,841	16,422	24,433	8,052
Receivable for investments sold	—	273,933	—	—	264	36,781
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	5,020,339	—	—	—	—	—
Receivable from Advisor	21,075	9,906	18,281	17,228	37,382	31,655
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	87	111	81	71	88	79
Total Assets	23,837,846	28,324,002	8,677,926	12,852,909	16,895,615	16,744,336
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	5,813,596	—	—	—	1,775,140	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	2,884	6,491	9,492	13,944	9,811	9,887
Administration fees payable	14,840	13,569	15,690	15,202	14,616	14,443
Trustee fees payable	7	14	5	63	6	—
Licensing fees payable	13,015	10,096	13,534	12,167	12,920	12,999
Professional fees payable	9,152	9,467	9,090	9,241	9,222	9,268
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	5,128	8,306,233	718,811	911,996	1,195,825	4,593,872
Due to counterparty	—		—	—	—	—
Other liabilities	901	802	791	678	770	806
Total Liabilities	5,859,523	8,346,672	767,413	963,291	3,018,310	4,641,275
NET ASSETS	$17,978,323	$19,977,330	$7,910,513	$11,889,618	$13,877,305	$12,103,061
NET ASSETS CONSIST OF:
Paid in Capital	$30,749,228	$46,411,647	$19,374,717	$29,872,583	$31,027,626	$33,990,710
Accumulated undistributed net investment income (loss)	64,390	33,225	33,225	11,088	52,342	4,573
Accumulated net realized gains (losses) on investments	(11,795,387)	(15,501,420)	(9,874,915)	(15,866,814)	(14,585,232)	(15,552,968)
Net unrealized appreciation (depreciation) on:
Investments	(1,034,780)	(2,659,889)	(903,703)	(1,215,243)	(1,421,606)	(1,745,382)
Futures contracts	—	—	—	—	—	—
Swap agreements	(5,128)	(8,306,233)	(718,811)	(911,996)	(1,195,825)	(4,593,872)
NET ASSETS	$17,978,323	$19,977,330	$7,910,513	$11,889,618	$13,877,305	$12,103,061
Shares (unlimited number of shares authorized, no par value)	975,001	900,001	525,001	750,001	825,001	675,001
Net Asset Value	$18.44	$22.20	$15.07	$15.85	$16.82	$17.93

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and repurchase agreements, at cost	$358,996,087	$17,172,383	$10,146,062	$2,614,551,375	$54,772,232	$18,124,820
Securities, at value	239,654,929	11,716,313	7,250,695	2,086,346,600	37,291,156	9,679,779
Repurchase agreements, at value	108,212,033	4,058,403	2,281,912	466,039,863	12,003,181	7,082,222
Total Investment Securities	347,866,962	15,774,716	9,532,607	2,552,386,463	49,294,337	16,762,001
Cash	—	—	—	24,253,942	—	104,258
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	774,181	25,683	12,195	5,447,403	147,375	34,381
Receivable for investments sold	—	—	—	71,647,795	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	202	—	—	27,096,378	—	—
Receivable from Advisor	—	10,454	15,155	—	—	13,700
Other receivable	499,088	11,639	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	145	107	—	742	121	85
Total Assets	349,140,578	15,822,599	9,559,957	2,680,832,723	49,441,833	16,914,425
LIABILITIES:
Cash overdraft	594	909	882	—	48,996	—
Payable for investments purchased	21,954,891	426,030	404,965	228,626,516	—	392,275
Payable for capital shares redeemed	966,331	—	—	105,334,129	—	—
Advisory fees payable	140,519	—	—	1,165,199	12,487	—
Management Services fees payable	20,381	—	—	105,640	3,753	—
Custodian fees payable	6,237	4,028	3,795	29,911	2,982	3,403
Administration fees payable	12,625	14,987	15,676	28,071	9,089	15,221
Trustee fees payable	77	4	11	2,346	21	4
Licensing fees payable	27,242	16,007	15,525	154,763	18,036	15,866
Professional fees payable	9,779	9,167	9,135	35,007	9,501	9,247
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	37,476,367	1,634,448	526,029	59,596	5,632,697	4,729,047
Due to counterparty	—	—	63,846	717,256	39,341	46,885
Other liabilities	1,842	900	1,049	46,336	1,072	808
Total Liabilities	60,616,885	2,106,480	1,040,913	336,304,770	5,777,975	5,212,756
NET ASSETS	$288,523,693	$13,716,119	$8,519,044	$2,344,527,953	$43,663,858	$11,701,669
NET ASSETS CONSIST OF:
Paid in Capital	$421,818,805	$20,099,209	$15,715,545	$4,773,871,238	$71,945,303	$24,723,060
Accumulated undistributed net investment income (loss)	806,562	31,313	6,075	11,953,662	118,364	51,357
Accumulated net realized gains (losses) on investments	(85,496,182)	(3,382,288)	(6,063,092)	(2,379,072,439)	(17,289,217)	(6,980,882)
Net unrealized appreciation (depreciation) on:
Investments	(11,129,125)	(1,397,667)	(613,455)	(62,164,912)	(5,477,895)	(1,362,819)
Futures contracts	—	—	—	—	—	—
Swap agreements	(37,476,367)	(1,634,448)	(526,029)	(59,596)	(5,632,697)	(4,729,047)
NET ASSETS	$288,523,693	$13,716,119	$8,519,044	$2,344,527,953	$43,663,858	$11,701,669
Shares (unlimited number of shares authorized, no par value)	20,175,001	375,001	450,001	367,275,001	1,350,001	525,001
Net Asset Value	$14.30	$36.58	$18.93	$6.38	$32.34	$22.29

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2008 (Unaudited)

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
ASSETS:
Securities and repurchase agreements, at cost	$682,489,981	$140,073,706	$79,422,056	$119,826,425	$6,953,862	$33,767,056
Securities, at value	583,048,946	102,667,836	41,935,730	60,104,985	6,916,782	25,334,883
Repurchase agreements, at value	131,126,064	38,189,887	26,322,324	44,337,978	170,970	7,572,475
Total Investment Securities	714,175,010	140,857,723	68,258,054	104,442,963	7,087,752	32,907,358
Cash	420,083	—	—	46	1,463,975	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	2,162,015	232,903	226,032	177,707	11,532	147,828
Receivable for investments sold	68,827,410	24,686,394	—	—	847	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	7,407	18,583,344	—	—	—	2,672,940
Receivable from Advisor	—	—	—	—	5,269	—
Other receivable	580,234	—	—	—	—	23,064
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	95,935	141,955
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	270	236	115	214	56	117
Total Assets	786,172,429	184,360,600	68,484,201	104,620,930	8,665,366	35,893,262
LIABILITIES:
Cash overdraft	—	157,414	45,113	—	—	—
Payable for investments purchased	39,887,043	28,434,820	—	—	—	3,280,458
Payable for capital shares redeemed	70,623,392	26,515,124	—	—	—	—
Advisory fees payable	338,473	40,840	17,485	30,612	—	—
Management Services fees payable	48,123	7,179	4,160	6,536	—	829
Custodian fees payable	14,097	7,983	3,441	6,212	348	3,748
Administration fees payable	18,147	8,519	6,776	8,187	956	12,257
Trustee fees payable	232	11	20	15	67	65
Licensing fees payable	49,076	20,555	19,331	21,505	9,641	16,876
Professional fees payable	11,990	9,975	10,513	10,715	17,819	9,302
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	28,806,987	13,883,766	18,751,838	31,718,374	—	3,171,523
Due to counterparty	—	379,900	399,055	39,280	166,071	—
Other liabilities	5,257	1,643	1,342	2,209	964	883
Total Liabilities	139,802,817	69,467,729	19,259,074	31,843,645	195,866	6,495,941
NET ASSETS	$646,369,612	$114,892,871	$49,225,127	$72,777,285	$8,469,500	$29,397,321
NET ASSETS CONSIST OF:
Paid in Capital	$755,073,649	$222,909,660	$143,086,584	$177,459,490	$12,864,510	$41,802,577
Accumulated undistributed net investment income (loss)	1,498,992	376,391	210,299	103,339	25,910	151,948
Accumulated net realized gains (losses) on investments	(113,081,071)	(95,293,431)	(64,155,916)	(57,683,708)	(4,650,745)	(8,667,938)
Net unrealized appreciation (depreciation) on:
Investments	31,685,029	784,017	(11,164,002)	(15,383,462)	133,890	(859,698)
Futures contracts	—	—	—	—	—	—
Swap agreements	(28,806,987)	(13,883,766)	(18,751,838)	(31,718,374)	95,935	(3,029,568)
NET ASSETS	$646,369,612	$114,892,871	$49,225,127	$72,777,285	$8,469,500	$29,397,321
Shares (unlimited number of shares authorized, no par value)	19,725,001	19,500,001	3,750,001	3,450,001	300,001	825,001
Net Asset Value	$32.77	$5.89	$13.13	$21.09	$28.23	$35.63

See accompanying notes to the financial statements.

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$107,806,994	$215,226,901	$550,624,255	$38,816,366	$35,341,866	$61,429,910
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	107,806,994	215,226,901	550,624,255	38,816,366	35,341,866	61,429,910
Total Investment Securities	107,806,994	215,226,901	550,624,255	38,816,366	35,341,866	61,429,910
Cash	6,665	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,011,920	2,520,393	5,197,688	447,931	—	754,796
Dividends and interest receivable	1,867	3,728	9,536	672	612	1,064
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	23,232	—	—
Receivable for capital shares issued	—	—	2,978	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	78,278	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	6,006	6,007	—	—
Prepaid expenses	1,170	948	2,131	984	121	367
Total Assets	109,906,894	217,751,970	555,842,594	39,295,192	35,342,599	62,186,137
LIABILITIES:
Cash overdraft	—	19,664	36,000	7,993	—	15,080
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	26,106,837	—	—	—
Advisory fees payable	43,483	96,001	271,277	9,498	6,261	20,140
Management Services fees payable	7,969	15,307	36,289	2,845	2,417	4,516
Custodian fees payable	6,998	9,606	19,116	5,901	1,728	3,425
Administration fees payable	7,557	9,699	15,329	6,547	8,581	5,924
Trustee fees payable	56	101	223	67	14	53
Licensing fees payable	2,643	13,597	—	—	15,810	20,796
Professional fees payable	11,100	13,273	16,886	10,875	9,308	10,463
Payable for variation margin on futures contracts	—	192,910	317,308	26,968	—	91,980
Unrealized depreciation on swap agreements	12,913,006	29,062,192	82,386,827	7,151,369	6,716,342	10,779,712
Due to counterparty	13,478	1,293,795	462,632	—	—	—
Other liabilities	5,616	6,532	24,773	5,505	999	2,792
Total Liabilities	13,011,906	30,732,677	109,693,497	7,227,568	6,761,460	10,954,881
NET ASSETS	$96,894,988	$187,019,293	$446,149,097	$32,067,624	$28,581,139	$51,231,256
NET ASSETS CONSIST OF:
Paid in Capital	$92,820,379	$136,571,760	$349,141,158	$30,513,390	$21,099,218	$27,006,800
Accumulated undistributed net investment income (loss)	(70,669)	40,686	(240,138)	(40,684)	(18,285)	453,605
Accumulated net realized gains (losses) on investments	14,436,027	75,929,960	177,831,039	7,998,649	14,216,548	33,032,163
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	2,622,257	3,539,079	1,803,865	747,638	—	1,518,400
Swap agreements	(12,913,006)	(29,062,192)	(82,386,827)	(7,151,369)	(6,716,342)	(10,779,712)
NET ASSETS	$96,894,988	$187,019,293	$446,149,097	$32,067,624	$28,581,139	$51,231,256
Shares (unlimited number of shares authorized, no par value)	1,200,001	2,400,001	5,176,429	375,001	300,001	525,001
Net Asset Value	$80.75	$77.92	$86.19	$85.51	$95.27	$97.58

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2008 (Unaudited)

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$908,923,751	$667,399,842	$3,249,122,071	$175,377,279	$62,932,671	$759,839,748
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	908,923,751	667,399,842	3,249,122,071	175,377,279	62,932,671	759,839,748
Total Investment Securities	908,923,751	667,399,842	3,249,122,071	175,377,279	62,932,671	759,839,748
Cash	—	7,410,338	70,519,253	—	—	—
Segregated cash balances with brokers for futures contracts	9,558,641	10,932,056	28,788,761	1,293,814	—	5,119,495
Dividends and interest receivable	15,742	11,559	56,273	3,037	1,090	13,160
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	84,063,597	85,418,245	351,250,388	—	—	2,098
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	389,966	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	6,007	6,007	—	—
Prepaid expenses	11,412	2,989	11,301	1,905	429	3,035
Total Assets	1,002,963,109	771,175,029	3,699,754,054	176,682,042	62,934,190	764,977,536
LIABILITIES:
Cash overdraft	19,989,615	—	—	80,360	—	403,362
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	9,252,323
Advisory fees payable	423,362	398,790	1,965,986	56,097	22,315	331,132
Management Services fees payable	73,922	57,313	262,128	9,596	4,111	51,540
Custodian fees payable	104,392	39,171	120,710	13,759	2,978	32,814
Administration fees payable	29,977	19,461	36,950	8,557	5,432	19,741
Trustee fees payable	701	368	1,410	131	47	450
Licensing fees payable	49,051	55,546	—	—	15,810	96,434
Professional fees payable	60,739	24,966	58,794	13,860	10,138	28,073
Payable for variation margin on futures contracts	—	530,250	1,148,517	16,250	—	297,898
Unrealized depreciation on swap agreements	200,110,480	126,337,635	736,303,030	61,348,451	22,214,127	273,369,789
Due to counterparty	2,366,523	3,428,585	7,109,014	503,290	—	—
Other liabilities	38,351	14,992	44,388	7,625	2,250	8,829
Total Liabilities	223,247,113	130,907,077	747,050,927	62,057,976	22,277,208	283,892,385
NET ASSETS	$779,715,996	$640,267,952	$2,952,703,127	$114,624,066	$40,656,982	$481,085,151
NET ASSETS CONSIST OF:
Paid in Capital	$167,875,652	$413,081,033	$1,549,032,411	$50,547,221	$(1,283,934)	$(99,379,537)
Accumulated undistributed net investment income (loss)	(270,064)	159,299	1,095,640	(40,874)	215,400	1,084,701
Accumulated net realized gains (losses) on investments	805,515,804	349,775,415	2,133,494,953	124,774,146	63,939,643	849,814,551
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	6,705,084	3,589,840	5,383,153	692,024	—	2,935,225
Swap agreements	(200,110,480)	(126,337,635)	(736,303,030)	(61,348,451)	(22,214,127)	(273,369,789)
NET ASSETS	$779,715,996	$640,267,952	$2,952,703,127	$114,624,066	$40,656,982	$481,085,151
Shares (unlimited number of shares authorized, no par value)	10,575,001	9,000,001	33,525,001	1,200,001	375,001	4,500,001
Net Asset Value	$73.73	$71.14	$88.07	$95.52	$108.42	$106.91

See accompanying notes to the financial statements.

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$29,140,136	$38,726,765	$18,208,825	$16,901,460	$28,253,537	$42,569,172
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	29,140,136	38,726,765	18,208,825	16,901,460	28,253,537	42,569,172
Total Investment Securities	29,140,136	38,726,765	18,208,825	16,901,460	28,253,537	42,569,172
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	505	671	315	293	489	738
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,690	—	6,702	6,977	558	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	62	103	90	89	199	221
Total Assets	29,145,393	38,727,539	18,215,932	16,908,819	28,254,783	42,570,131
LIABILITIES:
Cash overdraft	—	—	—	—	—	10,832,415
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	1,376	—	—	—	4,461
Management Services fees payable	—	1,882	—	—	—	2,289
Custodian fees payable	1,361	1,451	1,391	1,301	1,947	2,152
Administration fees payable	10,987	8,961	11,845	11,895	9,484	8,025
Trustee fees payable	36	76	5	26	21	33
Licensing fees payable	13,731	13,490	13,746	13,776	13,337	14,723
Professional fees payable	9,360	9,298	9,213	9,233	9,362	9,694
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	10,547,329	11,282,209	6,801,233	6,226,181	10,798,861	13,512,679
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,008	1,021	863	838	1,478	1,287
Total Liabilities	10,583,812	11,319,764	6,838,296	6,263,250	10,834,490	24,387,758
NET ASSETS	$18,561,581	$27,407,775	$11,377,636	$10,645,569	$17,420,293	$18,182,373
NET ASSETS CONSIST OF:
Paid in Capital	$17,678,456	$13,857,006	$5,769,279	$1,510,876	$13,258,699	$317,848
Accumulated undistributed net investment income (loss)	58,605	12,031	(10,100)	(4,231)	(4,455)	24,351
Accumulated net realized gains (losses) on investments	11,371,849	24,820,947	12,419,690	15,365,105	14,964,910	31,352,853
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(10,547,329)	(11,282,209)	(6,801,233)	(6,226,181)	(10,798,861)	(13,512,679)
NET ASSETS	$18,561,581	$27,407,775	$11,377,636	$10,645,569	$17,420,293	$18,182,373
Shares (unlimited number of shares authorized, no par value)	150,001	225,001	75,001	75,001	150,001	150,001
Net Asset Value	$123.74	$121.81	$151.70	$141.94	$116.13	$121.22

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2008 (Unaudited)

	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and repurchase agreements, at cost	$46,871,512	$7,699,790	$314,971,709	$55,265,824	$214,684,684	$655,712,881
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	46,871,512	7,699,790	314,971,709	55,265,824	214,684,684	655,712,881
Total Investment Securities	46,871,512	7,699,790	314,971,709	55,265,824	214,684,684	655,712,881
Cash	3,132,000	557,564	—	—	—	32,965,489
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	812	133	5,455	957	3,718	11,356
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	6,399,022	—	—	342,643,927
Receivable from Advisor	—	6,089	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	1,263	2,959	—	—	—	—
Prepaid expenses	—	—	264	105	152	4,851
Total Assets	50,005,587	8,266,535	321,376,450	55,266,886	214,688,554	1,031,338,504
LIABILITIES:
Cash overdraft	—	—	13,505,117	6	11,890,074	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	7,882	—	123,593	15,114	99,730	520,643
Management Services fees payable	3,206	—	17,977	3,488	14,631	69,418
Custodian fees payable	1,067	675	6,554	1,790	4,082	48,005
Administration fees payable	5,165	997	10,229	5,800	8,880	27,847
Trustee fees payable	33	12	370	136	299	227
Licensing fees payable	—	—	31,838	18,438	28,043	98,782
Professional fees payable	8,722	8,598	13,729	9,772	11,618	48,082
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	11,056,319	1,523,200	130,742,520	13,111,407	58,889,205	287,126,565
Due to counterparty	—	—	5,966,995	96,449	574,077	97,603
Other liabilities	1,125	872	4,797	1,507	4,421	91,758
Total Liabilities	11,083,519	1,534,354	150,423,719	13,263,907	71,525,060	288,128,930
NET ASSETS	$38,922,068	$6,732,181	$170,952,731	$42,002,979	$143,163,494	$743,209,574
NET ASSETS CONSIST OF:
Paid in Capital	$34,861,472	$3,274,379	$(59,438,821)	$26,432,647	$51,612,658	$(704,199,227)
Accumulated undistributed net investment income (loss)	(20,540)	(30)	(29,828)	(16,464)	(74,770)	13,024,533
Accumulated net realized gains (losses) on investments	15,137,455	4,981,032	361,163,900	28,698,203	150,514,811	1,721,510,833
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(11,056,319)	(1,523,200)	(130,742,520)	(13,111,407)	(58,889,205)	(287,126,565)
NET ASSETS	$38,922,068	$6,732,181	$170,952,731	$42,002,979	$143,163,494	$743,209,574
Shares (unlimited number of shares authorized, no par value)	450,001	75,001	2,250,001	450,001	1,050,001	5,550,001
Net Asset Value	$86.49	$89.76	$75.98	$93.34	$136.35	$133.91

See accompanying notes to the financial statements.

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and repurchase agreements, at cost	$19,028,446	$141,409,834	$664,381,060	$676,855,334	$61,596,031	$107,503,314
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	19,028,446	141,409,834	664,381,060	676,855,334	61,596,031	107,503,314
Total Investment Securities	19,028,446	141,409,834	664,381,060	676,855,334	61,596,031	107,503,314
Cash	—	37	153,510,122	158,821,898	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	330	2,449	11,507	11,723	1,067	1,862
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	—	55,657,241	644,270,397	—	—
Receivable from Advisor	5,779	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	109	85	—	1,785	107	238
Total Assets	19,037,780	141,412,405	873,559,930	1,479,961,137	61,597,205	107,505,414
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	56,363	431,612	527,477	17,349	36,411
Management Services fees payable	—	9,342	7,283	74,323	3,652	6,175
Custodian fees payable	1,472	3,029	22,226	32,170	1,871	2,529
Administration fees payable	11,353	7,249	21,666	21,676	5,785	6,248
Trustee fees payable	—	254	670	98	33	82
Licensing fees payable	16,062	23,358	74,032	88,297	18,282	19,873
Professional fees payable	9,235	10,484	38,137	27,228	9,612	9,851
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,607,293	49,696,852	253,105,577	334,665,132	17,409,704	28,449,968
Due to counterparty	—	966,143	6,133,542	1,752,871	59,869	1,161,418
Other liabilities	990	2,566	12,870	26,800	1,242	2,023
Total Liabilities	3,646,405	50,775,640	259,847,615	337,216,072	17,527,399	29,694,578
NET ASSETS	$15,391,375	$90,636,765	$613,712,315	$1,142,745,065	$44,069,806	$77,810,836
NET ASSETS CONSIST OF:
Paid in Capital	$10,649,308	$14,452,174	$111,692,053	$427,565,605	$7,393,199	$35,306,793
Accumulated undistributed net investment income (loss)	(6,175)	44,662	1,533,830	3,683,823	21,839	34,105
Accumulated net realized gains (losses) on investments	8,355,535	125,836,781	753,592,009	1,046,160,769	54,064,472	70,919,906
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,607,293)	(49,696,852)	(253,105,577)	(334,665,132)	(17,409,704)	(28,449,968)
NET ASSETS	$15,391,375	$90,636,765	$613,712,315	$1,142,745,065	$44,069,806	$77,810,836
Shares (unlimited number of shares authorized, no par value)	150,001	825,001	20,325,001	9,300,001	300,001	675,001
Net Asset Value	$102.61	$109.86	$30.19	$122.88	$146.90	$115.28

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2008 (Unaudited)

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
ASSETS:
Securities and repurchase agreements, at cost	$10,853,115	$21,894,962	$68,942,951	$48,428,590	$177,941,534	$955,939,257
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	10,853,115	21,894,962	68,942,951	48,428,590	177,941,534	955,939,257
Total Investment Securities	10,853,115	21,894,962	68,942,951	48,428,590	177,941,534	955,939,257
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	188	379	1,194	838	3,082	16,556
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	16,694,581
Receivable from Advisor	3,869	114	—	—	—	—
Other receivable	181	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	27	109	35	85	225	763
Total Assets	10,857,380	21,895,564	68,944,180	48,429,513	177,944,841	972,651,157
LIABILITIES:
Cash overdraft	—	—	—	—	1,585	138,390,406
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	27,347	12,629	72,861	267,256
Management Services fees payable	—	—	5,233	3,363	11,732	56,497
Custodian fees payable	1,101	1,536	1,781	1,431	4,072	15,417
Administration fees payable	1,088	8,253	6,608	6,392	8,882	17,876
Trustee fees payable	77	86	70	33	228	230
Licensing fees payable	9,796	16,623	15,414	28,533	3,279	9,316
Professional fees payable	17,818	9,364	9,664	9,838	11,499	15,414
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,440,736	5,683,226	10,448,343	11,306,196	51,419,350	252,330,196
Due to counterparty	21,469	382,054	—	—	—	—
Other liabilities	1,136	982	1,629	968	4,477	11,340
Total Liabilities	4,493,221	6,102,124	10,516,089	11,369,383	51,537,965	391,113,948
NET ASSETS	$6,364,159	$15,793,440	$58,428,091	$37,060,130	$126,406,876	$581,537,209
NET ASSETS CONSIST OF:
Paid in Capital	$4,634,717	$552,799	$39,496,605	$23,033,573	$35,623,520	$566,514,511
Accumulated undistributed net investment income (loss)	(1,740)	13,878	(29,317)	(8,528)	(31,554)	170,990
Accumulated net realized gains (losses) on investments	6,171,918	20,909,989	29,409,146	25,341,281	142,234,260	267,181,904
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,440,736)	(5,683,226)	(10,448,343)	(11,306,196)	(51,419,350)	(252,330,196)
NET ASSETS	$6,364,159	$15,793,440	$58,428,091	$37,060,130	$126,406,876	$581,537,209
Shares (unlimited number of shares authorized, no par value)	75,001	225,001	525,001	375,001	900,001	8,025,001
Net Asset Value	$84.85	$70.19	$111.29	$98.83	$140.45	$72.47

See accompanying notes to the financial statements.

	UltraShort MSCI Japan	UltraShort FTSE/Xinhua China 25	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and repurchase agreements, at cost	$19,639,012	$611,089,235	$87,217,167	$502,689,899
Securities, at value	—	—	—	—
Repurchase agreements, at value	19,639,012	611,089,235	87,217,167	502,689,899
Total Investment Securities	19,639,012	611,089,235	87,217,167	502,689,899
Cash	—	—	11,211,665	150,229,782
Segregated cash balances with brokers for futures contracts	—	—	325,293	4,005,694
Dividends and interest receivable	340	10,583	1,511	8,706
Receivable for investments sold	—	—	—	—
Due from counterparty	—	—	—	—
Receivable for capital shares issued	—	52,749,501	4,401,767	141,219,221
Receivable from Advisor	5,002	—	—	—
Other receivable	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid licensing fees	—	—	—	—
Prepaid expenses	61	1,422	—	—
Total Assets	19,644,415	663,850,741	103,157,403	798,153,302
LIABILITIES:
Cash overdraft	—	73,782,170	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	—
Advisory fees payable	—	255,794	41,852	299,641
Management Services fees payable	—	37,722	7,839	42,873
Custodian fees payable	1,350	15,940	2,781	8,324
Administration fees payable	5,523	16,232	7,906	15,946
Trustee fees payable	63	279	233	713
Licensing fees payable	9,415	168,750	35,902	81,850
Professional fees payable	12,503	20,693	23,397	26,203
Payable for variation margin on futures contracts	—	—	56,781	518,778
Unrealized depreciation on swap agreements	4,269,381	203,329,881	11,317,897	118,782,467
Due to counterparty	—	—	2,751	5,502
Other liabilities	962	6,449	1,653	5,734
Total Liabilities	4,299,197	277,633,910	11,498,992	119,788,031
NET ASSETS	$15,345,218	$386,216,831	$91,658,411	$678,365,271
NET ASSETS CONSIST OF:
Paid in Capital	$3,124,294	$304,059,376	$110,914,342	$848,010,648
Accumulated undistributed net investment income (loss)	20,863	2,359,612	(53,077)	(338,355)
Accumulated net realized gains (losses) on investments	16,469,442	283,127,724	(7,689,904)	(48,797,411)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—
Futures contracts	—	—	(195,053)	(1,727,144)
Swap agreements	(4,269,381)	(203,329,881)	(11,317,897)	(118,782,467)
NET ASSETS	$15,345,218	$386,216,831	$91,658,411	$678,365,271
Shares (unlimited number of shares authorized, no par value)	150,001	7,500,001	1,575,001	14,025,001
Net Asset Value	$102.30	$51.50	$58.20	$48.37

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations

For the Periods Indicated (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$3,019,679	$7,811,970	$20,007,990	$894,686	$205,332	$1,524,154
Interest	1,572,220	507,653	1,474,273	144,772	31,284	170,164
Foreign withholding tax on dividends	(18,123)	—	—	—	(69)	(248)
Total Investment Income	4,573,776	8,319,623	21,482,263	1,039,458	236,547	1,694,070
EXPENSES:
Advisory fees (Note 4)	4,534,966	1,922,194	6,130,468	424,720	117,342	709,072
Management Services fees (Note 4)	604,653	256,289	817,384	56,629	15,645	94,542
Professional fees	25,451	16,050	28,352	11,370	10,303	12,183
Administration fees (Note 5)	141,906	110,373	147,415	64,782	50,737	77,452
Custodian fees (Note 6)	106,384	35,651	222,325	87,229	30,903	160,803
Printing and Shareholder reports	78,948	29,071	75,132	11,977	2,050	8,964
Licensing fees	609,793	107,657	6,393	6,393	6,394	61,282
Trustee fees	6,618	2,151	5,198	529	106	658
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	305,428	—	—	—
Other fees	10,879	5,263	11,743	2,678	1,977	3,306
Total Gross Expenses before fees waived and/or reimbursed	6,119,598	2,484,699	7,749,838	666,307	235,457	1,128,262
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(399,145)	(51,807)	—	(130,260)	(87,357)	(233,929)
Total Net Expenses	5,720,453	2,432,892	7,749,838	536,047	148,100	894,333
Net Investment Income (Loss)	(1,146,677)	5,886,731	13,732,425	503,411	88,447	799,737
NET REALIZED GAIN (LOSS) ON:
Investments	(373,704,081)	(92,639,218)	(350,783,815)	(42,444,140)	(11,650,297)	(84,151,039)
Futures contracts	(140,167,733)	(47,854,063)	(226,613,902)	(10,753,667)	—	(20,787,383)
Swap agreements	(423,086,804)	(98,243,857)	(454,872,556)	(27,519,044)	(14,165,444)	(78,957,541)
In-kind redemptions of investments	22,678,253	4,055,392	13,386,739	6,232,569	—	3,552,151
Net realized gain (loss)	(914,280,365)	(234,681,746)	(1,018,883,534)	(74,484,282)	(25,815,741)	(180,343,812)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(272,855,719)	(49,224,203)	(266,661,129)	(17,331,008)	(4,165,952)	(26,012,794)
Futures contracts	(10,546,571)	3,226,850	25,073,613	(136,382)	—	3,928,587
Swap agreements	(264,235,472)	(40,754,303)	(151,045,363)	(28,089,230)	(5,408,611)	(35,195,614)
Change in net unrealized appreciation (depreciation)	(547,637,762)	(86,751,656)	(392,632,879)	(45,556,620)	(9,574,563)	(57,279,821)
Net realized and unrealized gain (loss)	(1,461,918,127)	(321,433,402)	(1,411,516,413)	(120,040,902)	(35,390,304)	(237,623,633)
Change in Net Assets Resulting from Operations	$(1,463,064,804)	$(315,546,671)	$(1,397,783,988)	$(119,537,491)	$(35,301,857)	$(236,823,896)

See accompanying notes to the financial statements.

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$141,919	$166,341	$82,363	$62,724	$178,522	$62,910
Interest	6,168	41,609	5,024	10,461	12,466	23,781
Foreign withholding tax on dividends	(3)	—	(10)	—	(12)	—
Total Investment Income	148,084	207,950	87,377	73,185	190,976	86,691
EXPENSES:
Advisory fees (Note 4)	33,980	91,717	21,235	45,601	59,780	62,574
Management Services fees (Note 4)	4,531	12,229	2,831	6,080	7,970	8,343
Professional fees	10,032	10,264	9,981	10,091	10,110	10,134
Administration fees (Note 5)	53,300	53,423	52,904	53,012	54,784	54,683
Custodian fees (Note 6)	19,438	25,288	16,258	25,101	63,061	56,562
Printing and Shareholder reports	1,225	3,074	933	1,871	1,051	1,373
Licensing fees	12,247	16,557	7,659	7,598	19,107	20,348
Trustee fees	59	109	39	58	57	63
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,831	2,006	1,790	1,947	1,869	1,884
Total Gross Expenses before fees waived and/or reimbursed	136,643	214,667	113,630	151,359	217,789	215,964
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(93,745)	(98,832)	(86,876)	(93,854)	(142,215)	(137,033)
Total Net Expenses	42,898	115,835	26,754	57,505	75,574	78,931
Net Investment Income (Loss)	105,186	92,115	60,623	15,680	115,402	7,760
NET REALIZED GAIN (LOSS) ON:
Investments	(4,060,418)	(8,707,302)	(3,088,088)	(5,091,554)	(5,645,337)	(7,600,613)
Futures contracts	—	—	—	—	—	—
Swap agreements	(5,971,483)	(6,578,417)	(3,840,175)	(7,452,200)	(6,286,438)	(7,367,334)
In-kind redemptions of investments	—	1,036,040	—	295,745	357,874	—
Net realized gain (loss)	(10,031,901)	(14,249,679)	(6,928,263)	(12,248,009)	(11,573,901)	(14,967,947)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(313,711)	(3,725,529)	(724,262)	(2,443,711)	(766,020)	(1,922,502)
Futures contracts	—	—	—	—	—	—
Swap agreements	247,464	(7,324,557)	(732,955)	(1,218,460)	(1,331,196)	(4,076,177)
Change in net unrealized appreciation (depreciation)	(66,247)	(11,050,086)	(1,457,217)	(3,662,171)	(2,097,216)	(5,998,679)
Net realized and unrealized gain (loss)	(10,098,148)	(25,299,765)	(8,385,480)	(15,910,180)	(13,671,117)	(20,966,626)
Change in Net Assets Resulting from Operations	$(9,992,962)	$(25,207,650)	$(8,324,857)	$(15,894,500)	$(13,555,715)	$(20,958,866)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$1,224,108	$127,491	$38,354	$33,190,000	$349,057	$109,780
Interest	58,613	12,786	4,935	1,816,860	33,267	20,756
Foreign withholding tax on dividends	—	—	—	(9,745)	—	—
Total Investment Income	1,282,721	140,277	43,289	34,997,115	382,324	130,536
EXPENSES:
Advisory fees (Note 4)	311,356	37,398	21,838	6,828,924	135,667	37,782
Management Services fees (Note 4)	41,513	4,986	2,912	910,510	18,089	5,038
Professional fees	10,529	10,044	9,983	32,441	10,365	10,045
Administration fees (Note 5)	57,950	51,930	52,149	151,700	50,515	52,255
Custodian fees (Note 6)	10,340	4,756	5,664	194,681	9,367	9,313
Printing and Shareholder reports	4,097	761	601	90,703	2,195	1,347
Licensing fees	21,746	7,134	6,304	369,350	12,375	7,155
Trustee fees	167	51	19	5,591	126	68
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	16,672	—	—
Other fees	2,085	1,836	2,097	13,604	1,967	1,867
Total Gross Expenses before fees waived and/or reimbursed	459,783	118,896	101,567	8,614,176	240,666	124,870
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(68,003)	(71,546)	(73,979)	—	(68,999)	(77,221)
Total Net Expenses	391,780	47,350	27,588	8,614,176	171,667	47,649
Net Investment Income (Loss)	890,941	92,927	15,701	26,382,939	210,657	82,887
NET REALIZED GAIN (LOSS) ON:
Investments	(49,664,115)	(1,056,551)	(2,302,273)	(1,169,473,550)	(6,546,391)	(3,614,974)
Futures contracts	—	—	—	—	—	—
Swap agreements	(39,794,652)	(1,836,111)	(2,713,315)	(1,405,170,867)	(9,003,038)	(2,455,375)
In-kind redemptions of investments	—	—	—	191,527,560	—	—
Net realized gain (loss)	(89,458,767)	(2,892,662)	(5,015,588)	(2,383,116,857)	(15,549,429)	(6,070,349)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(13,472,937)	(1,267,909)	(186,505)	(9,725,829)	(4,560,380)	(1,584,111)
Futures contracts	—	—	—	—	—	—
Swap agreements	(39,338,377)	(1,307,304)	(503,825)	98,002,120	(4,902,735)	(4,201,375)
Change in net unrealized appreciation (depreciation)	(52,811,314)	(2,575,213)	(690,330)	88,276,291	(9,463,115)	(5,785,486)
Net realized and unrealized gain (loss)	(142,270,081)	(5,467,875)	(5,705,918)	(2,294,840,566)	(25,012,544)	(11,855,835)
Change in Net Assets Resulting from Operations	$(141,379,140)	$(5,374,948)	$(5,690,217)	$(2,268,457,627)	$(24,801,887)	$(11,772,948)

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$2,941,591	$1,893,395	$522,115	$372,986	$132,387	$335,656
Interest	198,254	65,801	104,685	176,344	10,988	23,302
Foreign withholding tax on dividends	(166)	(1,806)	—	—	—	—
Total Investment Income	3,139,679	1,957,390	626,800	549,330	143,375	358,958
EXPENSES:
Advisory fees (Note 4)	1,061,970	262,804	244,273	328,526	30,385	71,630
Management Services fees (Note 4)	141,594	35,040	32,569	43,803	4,051	9,551
Professional fees	12,622	10,737	10,909	11,159	10,034	10,129
Administration fees (Note 5)	84,876	54,798	53,780	59,774	8,146	50,418
Custodian fees (Note 6)	45,573	13,105	11,054	23,174	1,303	4,448
Printing and Shareholder reports	10,807	4,382	6,369	9,377	6,089	1,696
Licensing fees	61,779	19,156	18,167	22,661	6,760	8,960
Trustee fees	679	235	267	366	45	75
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,999	2,248	2,481	2,613	1,872	1,910
Total Gross Expenses before fees waived and/or reimbursed	1,422,899	402,505	379,869	501,453	68,685	158,817
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(77,695)	(71,456)	(72,098)	(86,972)	(30,281)	(68,179)
Total Net Expenses	1,345,204	331,049	307,771	414,481	38,404	90,638
Net Investment Income (Loss)	1,794,475	1,626,341	319,029	134,849	104,971	268,320
NET REALIZED GAIN (LOSS) ON:
Investments	(140,913,654)	(44,387,395)	(27,872,461)	(30,528,410)	(2,004,271)	(3,974,400)
Futures contracts	—	—	—	—	—	—
Swap agreements	(52,983,662)	(49,161,452)	(37,353,263)	(32,864,777)	(4,164,527)	(4,478,668)
In-kind redemptions of investments	60,211,341	635,721	5,029,770	2,277,779	—	—
Net realized gain (loss)	(133,685,975)	(92,913,126)	(60,195,954)	(61,115,408)	(6,168,798)	(8,453,068)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	30,899,982	(998,510)	(19,003,771)	(18,733,190)	(1,107,702)	(1,853,673)
Futures contracts	—	—	—	—	—	—
Swap agreements	(33,081,988)	(12,043,054)	(16,432,162)	(27,142,270)	50,941	(2,908,453)
Change in net unrealized appreciation (depreciation)	(2,182,006)	(13,041,564)	(35,435,933)	(45,875,460)	(1,056,761)	(4,762,126)
Net realized and unrealized gain (loss)	(135,867,981)	(105,954,690)	(95,631,887)	(106,990,868)	(7,225,559)	(13,215,194)
Change in Net Assets Resulting from Operations	$(134,073,506)	$(104,328,349)	$(95,312,858)	$(106,856,019)	$(7,120,588)	$(12,946,874)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	631,155	1,575,515	2,847,354	316,842	135,389	643,270
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	631,155	1,575,515	2,847,354	316,842	135,389	643,270
EXPENSES:
Advisory fees (Note 4)	326,343	778,756	1,491,248	156,559	77,046	299,151
Management Services fees (Note 4)	43,512	103,832	198,830	20,874	10,273	39,886
Professional fees	11,099	12,686	15,363	10,515	10,197	11,150
Administration fees (Note 5)	46,051	61,852	82,579	40,459	40,370	44,965
Custodian fees (Note 6)	6,571	14,055	26,222	3,679	1,936	6,092
Printing and Shareholder reports	7,587	20,478	26,550	5,668	1,767	4,887
Licensing fees	48,652	46,674	6,393	6,393	6,393	38,094
Trustee fees	478	1,047	2,224	230	105	549
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	42,717	—	—	—
Other fees	2,442	3,435	4,946	2,132	1,927	2,487
Total Gross Expenses before fees waived and/or reimbursed	492,735	1,042,815	1,897,072	246,509	150,014	447,261
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(77,345)	(52,156)	—	(47,171)	(51,952)	(66,665)
Total Net Expenses	415,390	990,659	1,897,072	199,338	98,062	380,596
Net Investment Income (Loss)	215,765	584,856	950,282	117,504	37,327	262,674
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(1,066,704)	(1,085,123)	(1,824,147)	676,707	—	(645,074)
Swap agreements	44,225,226	86,733,085	200,352,717	23,466,909	14,109,330	32,097,123
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	43,158,522	85,647,962	198,528,570	24,143,616	14,109,330	31,452,049
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	2,854,245	3,440,621	2,551,038	824,781	—	1,794,964
Swap agreements	(11,571,438)	(29,880,697)	(85,351,901)	(6,147,722)	(6,248,716)	(8,750,537)
Change in net unrealized appreciation (depreciation)	(8,717,193)	(26,440,076)	(82,800,863)	(5,322,941)	(6,248,716)	(6,955,573)
Net realized and unrealized gain (loss)	34,441,329	59,207,886	115,727,707	18,820,675	7,860,614	24,496,476
Change in Net Assets Resulting from Operations	$34,657,094	$59,792,742	$116,677,989	$18,938,179	$7,897,941	$24,759,150

See accompanying notes to the financial statements.

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	11,836,058	4,380,876	19,658,505	1,354,169	610,328	9,048,488
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	11,836,058	4,380,876	19,658,505	1,354,169	610,328	9,048,488
EXPENSES:
Advisory fees (Note 4)	5,190,105	2,262,547	10,132,054	622,417	272,175	3,882,491
Management Services fees (Note 4)	692,004	301,669	1,350,921	82,988	36,289	517,658
Professional fees	29,852	18,419	45,463	12,521	10,972	24,809
Administration fees (Note 5)	125,528	98,835	147,464	56,633	43,537	117,371
Custodian fees (Note 6)	89,996	39,675	172,957	12,174	5,015	66,764
Printing and Shareholder reports	161,214	57,946	191,811	18,014	5,351	71,367
Licensing fees	697,144	125,810	6,393	6,393	6,393	507,191
Trustee fees	10,599	3,951	17,016	1,531	533	6,217
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	15,574	6,943	24,485	3,388	2,395	11,196
Total Gross Expenses before fees waived and/or reimbursed	7,012,016	2,915,795	12,088,564	816,059	382,660	5,205,064
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(389,552)	(35,847)	—	(22,452)	(35,682)	(257,856)
Total Net Expenses	6,622,464	2,879,948	12,088,564	793,607	346,978	4,947,208
Net Investment Income (Loss)	5,213,594	1,500,928	7,569,941	560,562	263,350	4,101,280
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(12,249,899)	(41,066,637)	(112,901,349)	(2,215,975)	—	(5,093,806)
Swap agreements	1,293,030,083	448,623,532	2,448,702,405	170,250,105	67,583,683	831,962,966
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	1,280,780,184	407,556,895	2,335,801,056	168,034,130	67,583,683	826,869,160
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	13,571,554	1,975,120	4,704,750	950,364	—	5,389,088
Swap agreements	(125,792,284)	(137,737,501)	(788,331,795)	(51,172,493)	(18,280,258)	(215,931,932)
Change in net unrealized appreciation (depreciation)	(112,220,730)	(135,762,381)	(783,627,045)	(50,222,129)	(18,280,258)	(210,542,844)
Net realized and unrealized gain (loss)	1,168,559,454	271,794,514	1,552,174,011	117,812,001	49,303,425	616,326,316
Change in Net Assets Resulting from Operations	$1,173,773,048	$273,295,442	$1,559,743,952	$118,372,563	$49,566,775	$620,427,596

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	133,956	178,364	46,637	145,870	198,916	325,438
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	133,956	178,364	46,637	145,870	198,916	325,438
EXPENSES:
Advisory fees (Note 4)	65,957	87,634	32,001	62,923	98,002	142,118
Management Services fees (Note 4)	8,794	11,685	4,267	8,390	13,067	18,949
Professional fees	10,196	10,273	10,036	10,135	10,328	10,503
Administration fees (Note 5)	41,497	40,390	41,495	41,484	40,406	40,452
Custodian fees (Note 6)	1,764	2,099	1,244	1,721	2,263	2,945
Printing and Shareholder reports	1,112	2,175	824	844	3,229	3,456
Licensing fees	8,736	10,135	5,555	8,935	11,764	17,796
Trustee fees	77	112	38	60	248	194
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,906	1,952	1,820	1,889	2,011	2,141
Total Gross Expenses before fees waived and/or reimbursed	140,039	166,455	97,280	136,381	181,318	238,554
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(56,252)	(54,793)	(56,509)	(56,158)	(56,695)	(57,437)
Total Net Expenses	83,787	111,662	40,771	80,223	124,623	181,117
Net Investment Income (Loss)	50,169	66,702	5,866	65,647	74,293	144,321
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	11,566,126	24,626,639	12,718,813	17,183,427	19,571,694	33,560,446
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	11,566,126	24,626,639	12,718,813	17,183,427	19,571,694	33,560,446
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(10,831,108)	(10,936,136)	(7,197,071)	(5,494,281)	(12,977,760)	(9,988,045)
Change in net unrealized appreciation (depreciation)	(10,831,108)	(10,936,136)	(7,197,071)	(5,494,281)	(12,977,760)	(9,988,045)
Net realized and unrealized gain (loss)	735,018	13,690,503	5,521,742	11,689,146	6,593,934	23,572,401
Change in Net Assets Resulting from Operations	$785,187	$13,757,205	$5,527,608	$11,754,793	$6,668,227	$23,716,722

See accompanying notes to the financial statements.

	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	June 10, 2008* through November 30, 2008	June 10, 2008* through November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	134,968	91,243	2,554,820	395,854	1,306,733	21,300,827
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	134,968	91,243	2,554,820	395,854	1,306,733	21,300,827
EXPENSES:
Advisory fees (Note 4)	82,626	41,524	1,130,071	189,418	664,173	8,605,493
Management Services fees (Note 4)	11,017	5,537	150,674	25,255	88,555	1,147,382
Professional fees	9,930	9,806	14,186	10,642	12,441	45,380
Administration fees (Note 5)	17,671	8,904	72,461	40,491	58,007	141,200
Custodian fees (Note 6)	1,996	1,368	19,173	3,662	10,955	148,230
Printing and Shareholder reports	9,700	7,524	19,379	4,584	10,018	126,286
Licensing fees	11,716	9,524	65,411	15,242	40,563	464,101
Trustee fees	74	52	1,146	199	650	10,345
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	124,301
Other fees	2,082	2,040	4,271	2,148	3,430	22,813
Total Gross Expenses before fees waived and/or reimbursed	146,812	86,279	1,476,772	291,641	888,792	10,835,531
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(41,760)	(33,447)	(32,987)	(50,646)	(42,698)	—
Total Net Expenses	105,052	52,832	1,443,785	240,995	846,094	10,835,531
Net Investment Income (Loss)	29,916	38,411	1,111,035	154,859	460,639	10,465,296
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(152,600)	—	—	—	—	(17,401,288)
Swap agreements	15,290,055	4,981,032	442,043,226	28,997,578	157,701,724	1,636,623,451
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	15,137,455	4,981,032	442,043,226	28,997,578	157,701,724	1,619,222,163
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(11,056,319)	(1,523,200)	(117,206,397)	(13,242,745)	(61,219,813)	(490,874,421)
Change in net unrealized appreciation (depreciation)	(11,056,319)	(1,523,200)	(117,206,397)	(13,242,745)	(61,219,813)	(490,874,421)
Net realized and unrealized gain (loss)	4,081,136	3,457,832	324,836,829	15,754,833	96,481,911	1,128,347,742
Change in Net Assets Resulting from Operations	$4,111,052	$3,496,243	$325,947,864	$15,909,692	$96,942,550	$1,138,813,038

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	116,351	821,979	13,733,447	8,942,328	323,084	466,154
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	116,351	821,979	13,733,447	8,942,328	323,084	466,154
EXPENSES:
Advisory fees (Note 4)	56,084	418,600	5,584,687	4,035,849	161,278	238,699
Management Services fees (Note 4)	7,478	55,812	744,614	538,105	21,503	31,826
Professional fees	10,132	11,419	32,088	26,062	10,518	10,816
Administration fees (Note 5)	41,465	48,612	125,713	119,149	40,457	42,057
Custodian fees (Note 6)	1,615	7,171	92,627	68,040	3,230	4,421
Printing and Shareholder reports	2,326	10,476	112,284	60,720	3,652	5,043
Licensing fees	8,131	27,465	302,991	220,386	13,741	17,870
Trustee fees	70	387	5,703	4,710	164	274
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	82,137	62,523	—	—
Other fees	1,866	2,509	32,065	11,086	2,090	2,251
Total Gross Expenses before fees waived and/or reimbursed	129,167	582,451	7,114,909	5,146,630	256,633	353,257
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,839)	(48,651)	—	—	(50,620)	(48,795)
Total Net Expenses	71,328	533,800	7,114,909	5,146,630	206,013	304,462
Net Investment Income (Loss)	45,023	288,179	6,618,538	3,795,698	117,071	161,692
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	7,029,900	130,767,492	1,087,822,716	1,160,461,867	61,064,252	75,593,769
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	7,029,900	130,767,492	1,087,822,716	1,160,461,867	61,064,252	75,593,769
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,371,038)	(49,165,978)	(210,264,536)	(367,001,463)	(16,075,665)	(26,112,751)
Change in net unrealized appreciation (depreciation)	(3,371,038)	(49,165,978)	(210,264,536)	(367,001,463)	(16,075,665)	(26,112,751)
Net realized and unrealized gain (loss)	3,658,862	81,601,514	877,558,180	793,460,404	44,988,587	49,481,018
Change in Net Assets Resulting from Operations	$3,703,885	$81,889,693	$884,176,718	$797,256,102	$45,105,658	$49,642,710

See accompanying notes to the financial statements.

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	75,303	178,490	269,990	421,796	1,105,573	3,396,999
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	75,303	178,490	269,990	421,796	1,105,573	3,396,999
EXPENSES:
Advisory fees (Note 4)	34,063	87,387	166,777	194,206	570,281	1,761,250
Management Services fees (Note 4)	4,542	11,651	22,236	25,894	76,036	234,830
Professional fees	10,048	10,245	10,509	10,629	12,313	15,888
Administration fees (Note 5)	7,303	40,380	30,296	40,043	54,584	87,931
Custodian fees (Note 6)	1,277	2,096	3,306	3,746	9,919	30,710
Printing and Shareholder reports	6,069	1,803	3,406	3,525	13,786	24,069
Licensing fees	6,956	9,801	30,209	30,209	30,209	198,673
Trustee fees	47	95	173	440	579	2,313
Recoupment of prior waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,868	1,934	2,003	2,217	2,943	5,239
Total Gross Expenses before fees waived and/or reimbursed	72,173	165,392	268,915	310,909	770,650	2,360,903
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(28,800)	(53,888)	(56,616)	(63,755)	(43,646)	(121,734)
Total Net Expenses	43,373	111,504	212,299	247,154	727,004	2,239,169
Net Investment Income (Loss)	31,930	66,986	57,691	174,642	378,569	1,157,830
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	8,129,630	24,565,970	28,682,221	30,156,933	154,929,930	327,597,641
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	8,129,630	24,565,970	28,682,221	30,156,933	154,929,930	327,597,641
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,910,351)	(4,835,883)	(10,482,891)	(11,397,770)	(51,807,689)	(231,171,441)
Change in net unrealized appreciation (depreciation)	(3,910,351)	(4,835,883)	(10,482,891)	(11,397,770)	(51,807,689)	(231,171,441)
Net realized and unrealized gain (loss)	4,219,279	19,730,087	18,199,330	18,759,163	103,122,241	96,426,200
Change in Net Assets Resulting from Operations	$4,251,209	$19,797,073	$18,257,021	$18,933,805	$103,500,810	$97,584,030

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort MSCI Japan	UltraShort FTSE/Xinhua China 25	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008	Six Months Ended November 30, 2008
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	212,484	3,940,522	561,916	2,006,699
Foreign withholding tax on dividends	—	—	—	—
Total Investment Income	212,484	3,940,522	561,916	2,006,699
EXPENSES:
Advisory fees (Note 4)	103,435	1,692,302	294,208	1,203,351
Management Services fees (Note 4)	13,791	225,637	39,227	160,445
Professional fees	10,416	16,122	10,861	13,667
Administration fees (Note 5)	25,567	85,440	44,097	73,575
Custodian fees (Note 6)	2,343	34,293	5,291	19,222
Printing and Shareholder reports	1,848	23,801	11,209	25,305
Licensing fees	55,277	224,498	19,851	65,308
Trustee fees	142	4,672	220	839
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	2,003	6,318	2,981	6,392
Total Gross Expenses before fees waived and/or reimbursed	214,822	2,313,083	427,945	1,568,104
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(83,052)	(160,123)	(54,776)	(44,148)
Total Net Expenses	131,770	2,152,960	373,169	1,523,956
Net Investment Income (Loss)	80,714	1,787,562	188,747	482,743
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—
Futures contracts	—	—	(688,329)	(6,673,534)
Swap agreements	18,985,533	383,012,384	(7,563,713)	(44,013,870)
In-kind redemptions of investments	—	—	—	—
Net realized gain (loss)	18,985,533	383,012,384	(8,252,042)	(50,687,404)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—
Futures contracts	—	—	(211,698)	(1,769,814)
Swap agreements	(3,818,553)	(246,586,481)	(11,317,897)	(118,782,467)
Change in net unrealized appreciation (depreciation)	(3,818,553)	(246,586,481)	(11,529,595)	(120,552,281)
Net realized and unrealized gain (loss)	15,166,980	136,425,903	(19,781,637)	(171,239,685)
Change in Net Assets Resulting from Operations	$15,247,694	$138,213,465	$(19,592,890)	$(170,756,942)

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,146,677)	$1,116,282	$5,886,731	$4,309,923	$13,732,425	$8,491,156
Net realized gain (loss)	(914,280,365)	111,740,082	(234,681,746)	(8,786,464)	(1,018,883,534)	43,490,872
Change in net unrealized appreciation (depreciation)	(547,637,762)	(52,493,874)	(86,751,656)	(24,146,827)	(392,632,879)	(73,133,218)
Change in Net Assets Resulting from Operations	(1,463,064,804)	60,362,490	(315,546,671)	(28,623,368)	(1,397,783,988)	(21,151,190)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(428,824)	(709,463)	(3,568,699)	(3,530,442)	(6,714,390)	(6,932,294)
Net realized gains on investments	—	(49,276,703)	—	(10,417,771)	—	(24,369,076)
Total distributions	(428,824)	(49,986,166)	(3,568,699)	(13,948,213)	(6,714,390)	(31,301,370)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,515,233,761	1,764,401,728	1,204,929,727	367,507,066	5,218,831,088	1,133,280,381
Cost of shares redeemed	(629,837,714)	(1,114,352,039)	(314,966,786)	(147,801,934)	(1,205,681,116)	(419,904,448)
Change in net assets resulting from capital transactions	1,885,396,047	650,049,689	889,962,941	219,705,132	4,013,149,972	713,375,933
Change in net assets	421,902,419	660,426,013	570,847,571	177,133,551	2,608,651,594	660,923,373
NET ASSETS:
Beginning of period	$908,687,446	$248,261,433	$301,090,013	$123,956,462	$904,502,680	$243,579,307
End of period	$1,330,589,865	$908,687,446	$871,937,584	$301,090,013	$3,513,154,274	$904,502,680
Accumulated undistributed net investment income (loss) included in end of period net assets	$(973,282)	$602,219	$3,345,138	$1,027,106	$9,109,978	$2,091,943
SHARE TRANSACTIONS:
Beginning of period	10,050,001	2,625,001	3,975,001	1,275,001	12,225,001	2,475,001
Issued	14,250,000	9,600,000	9,675,000	2,325,000	50,925,000	7,050,000
Issued in-kind	42,150,000	10,875,000	20,250,000	2,175,000	108,375,000	8,175,000
Redeemed	(5,550,000)	(2,700,000)	(3,600,000)	(1,275,000)	(14,100,000)	(150,000)
Redemption in-kind	(10,800,000)	(10,350,000)	(3,900,000)	(525,000)	(25,575,000)	(5,325,000)
Shares outstanding, end of period	50,100,001	10,050,001	26,400,001	3,975,001	131,850,001	12,225,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra MidCap400		Ultra SmallCap600		Ultra Russell2000
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$503,411	$654,498	$88,447	$68,768	$799,737	$509,271
Net realized gain (loss)	(74,484,282)	(785,308)	(25,815,741)	(2,002,000)	(180,343,812)	366,862
Change in net unrealized appreciation (depreciation)	(45,556,620)	(3,572,915)	(9,574,563)	(850,359)	(57,279,821)	(3,266,497)
Change in Net Assets Resulting from Operations	(119,537,491)	(3,703,725)	(35,301,857)	(2,783,591)	(236,823,896)	(2,390,364)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(432,054)	(643,279)	(61,260)	(108,583)	(421,795)	(532,306)
Net realized gains on investments	—	(3,629,822)	—	(396,178)	—	(1,169,668)
Total distributions	(432,054)	(4,273,101)	(61,260)	(504,761)	(421,795)	(1,701,974)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	136,808,674	71,555,346	45,607,470	12,718,995	468,743,796	164,107,627
Cost of shares redeemed	(50,420,244)	(34,040,023)	(2,337,284)	—	(67,394,428)	(76,765,552)
Change in net assets resulting from capital transactions	86,388,430	37,515,323	43,270,186	12,718,995	401,349,368	87,342,075
Change in net assets	(33,581,115)	29,538,497	7,907,069	9,430,643	164,103,677	83,249,737
NET ASSETS:
Beginning of period	$133,524,217	$103,985,720	$21,823,619	$12,392,976	$113,165,300	$29,915,563
End of period	$99,943,102	$133,524,217	$29,730,688	$21,823,619	$277,268,977	$113,165,300
Accumulated undistributed net investment income (loss) included in end of period net assets	$185,116	$113,759	$39,249	$12,062	$463,334	$85,392
SHARE TRANSACTIONS:
Beginning of period	1,650,001	1,050,001	375,001	150,001	2,025,001	375,001
Issued	1,950,000	300,000	750,000	225,000	8,100,000	2,250,000
Issued in-kind	1,350,000	675,000	375,000	—	6,750,000	675,000
Redeemed	(225,000)	—	(75,000)	—	(825,000)	(600,000)
Redemption in-kind	(525,000)	(375,000)	—	—	(1,500,000)	(675,000)
Shares outstanding, end of period	4,200,001	1,650,001	1,425,001	375,001	14,550,001	2,025,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$105,186	$173,935	$92,115	$142,756	$60,623	$102,556
Net realized gain (loss)	(10,031,901)	(2,099,730)	(14,249,679)	(743,436)	(6,928,263)	(3,139,365)
Change in net unrealized appreciation (depreciation)	(66,247)	(1,470,980)	(11,050,086)	(496,765)	(1,457,217)	(654,816)
Change in Net Assets Resulting from Operations	(9,992,962)	(3,396,775)	(25,207,650)	(1,097,445)	(8,324,857)	(3,691,625)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(66,718)	(209,041)	(87,744)	(147,311)	(34,435)	(161,878)
Net realized gains on investments	—	—	—	(765,111)	—	—
Total distributions	(66,718)	(209,041)	(87,744)	(912,422)	(34,435)	(161,878)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,249,415	—	14,219,037	30,583,586	12,353,821	—
Cost of shares redeemed	—	—	(8,890,081)	—	—	(3,479,493)
Change in net assets resulting from capital transactions	20,249,415	—	5,328,956	30,583,586	12,353,821	(3,479,493)
Change in net assets	10,189,735	(3,605,816)	(19,966,438)	28,573,719	3,994,529	(7,332,996)
NET ASSETS:
Beginning of period	$7,788,588	$11,394,404	$39,943,768	$11,370,049	$3,915,984	$11,248,980
End of period	$17,978,323	$7,788,588	$19,977,330	$39,943,768	$7,910,513	$3,915,984
Accumulated undistributed net investment income (loss) included in end of period net assets	$64,390	$25,922	$33,225	$28,854	$33,225	$7,037
SHARE TRANSACTIONS:
Beginning of period	150,001	150,001	600,001	150,001	75,001	150,001
Issued	675,000	—	375,000	450,000	300,000	—
Issued in-kind	150,000	—	75,000	—	150,000	—
Redeemed	—	—	—	—	—	(75,000)
Redemption in-kind	—	—	(150,000)	—	—	—
Shares outstanding, end of period	975,001	150,001	900,001	600,001	525,001	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,680	$50,011	$115,402	$111,087	$7,760	$29,643
Net realized gain (loss)	(12,248,009)	(3,245,588)	(11,573,901)	(2,865,123)	(14,967,947)	(589,537)
Change in net unrealized appreciation (depreciation)	(3,662,171)	850,569	(2,097,216)	(731,385)	(5,998,679)	(840,330)
Change in Net Assets Resulting from Operations	(15,894,500)	(2,345,008)	(13,555,715)	(3,485,421)	(20,958,866)	(1,400,224)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,110)	(66,314)	(85,885)	(147,693)	(2,210)	(43,313)
Net realized gains on investments	—	(608,405)	—	—	—	(91,541)
Total distributions	(10,110)	(674,719)	(85,885)	(147,693)	(2,210)	(134,854)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,938,940	19,826,441	24,655,924	3,092,791	22,705,058	3,545,850
Cost of shares redeemed	(3,827,150)	(8,565,478)	(7,215,413)	—	(2,760,982)	—
Change in net assets resulting from capital transactions	8,111,790	11,260,963	17,440,511	3,092,791	19,944,076	3,545,850
Change in net assets	(7,792,820)	8,241,236	3,798,911	(540,323)	(1,017,000)	2,010,772
NET ASSETS:
Beginning of period	$19,682,438	$11,441,202	$10,078,394	$10,618,717	$13,120,061	$11,109,289
End of period	$11,889,618	$19,682,438	$13,877,305	$10,078,394	$12,103,061	$13,120,061
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,088	$5,518	$52,342	$22,825	$4,573	$(977)
SHARE TRANSACTIONS:
Beginning of period	300,001	150,001	225,001	150,001	225,001	150,001
Issued	525,000	300,000	750,000	75,000	300,000	75,000
Issued in-kind	—	—	75,000	—	225,000	—
Redeemed	—	(150,000)	—	—	(75,000)	—
Redemption in-kind	(75,000)	—	(225,000)	—	—	—
Shares outstanding, end of period	750,001	300,001	825,001	225,001	675,001	225,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$890,941	$263,618	$92,927	$129,028	$15,701	$26,673
Net realized gain (loss)	(89,458,767)	6,018,669	(2,892,662)	(488,003)	(5,015,588)	(1,129,135)
Change in net unrealized appreciation (depreciation)	(52,811,314)	2,535,658	(2,575,213)	(1,001,694)	(690,330)	(659,286)
Change in Net Assets Resulting from Operations	(141,379,140)	8,817,945	(5,374,948)	(1,360,669)	(5,690,217)	(1,761,748)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(180,879)	(243,747)	(71,069)	(179,317)	(11,270)	(49,213)
Net realized gains on investments	—	(3,500,886)	—	(42,213)	—	—
Total distributions	(180,879)	(3,744,633)	(71,069)	(221,530)	(11,270)	(49,213)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	417,547,182	33,046,111	9,308,821	5,392,513	10,529,803	—
Cost of shares redeemed	(18,704,280)	(20,570,759)	—	(5,464,148)	—	—
Change in net assets resulting from capital transactions	398,842,902	12,475,352	9,308,821	(71,635)	10,529,803	—
Change in net assets	257,282,883	17,548,664	3,862,804	(1,653,834)	4,828,316	(1,810,961)
NET ASSETS:
Beginning of period	$31,240,810	$13,692,146	$9,853,315	$11,507,149	$3,690,728	$5,501,689
End of period	$288,523,693	$31,240,810	$13,716,119	$9,853,315	$8,519,044	$3,690,728
Accumulated undistributed net investment income (loss) included in end of period net assets	$806,562	$96,500	$31,313	$9,455	$6,075	$1,645
SHARE TRANSACTIONS:
Beginning of period	300,001	150,001	150,001	150,001	75,001	75,001
Issued	12,750,000	375,000	225,000	75,000	225,000	—
Issued in-kind	7,950,000	—	—	—	150,000	—
Redeemed	(750,000)	—	—	—	—	—
Redemption in-kind	(75,000)	(225,000)	—	(75,000)	—	—
Shares outstanding, end of period	20,175,001	300,001	375,001	150,001	450,001	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Financials		Ultra Health Care		Ultra Industrials
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,382,939	$6,323,872	$210,657	$143,799	$82,887	$112,180
Net realized gain (loss)	(2,383,116,857)	4,585,204	(15,549,429)	(2,100,372)	(6,070,349)	(764,909)
Change in net unrealized appreciation (depreciation)	88,276,291	(150,737,738)	(9,463,115)	(2,205,345)	(5,785,486)	(890,724)
Change in Net Assets Resulting from Operations	(2,268,457,627)	(139,828,662)	(24,801,887)	(4,161,918)	(11,772,948)	(1,543,453)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,364,397)	(3,485,168)	(136,621)	(179,157)	(42,567)	(143,131)
Net realized gains on investments	—	—	—	(198,913)	—	(504,144)
Total distributions	(17,364,397)	(3,485,168)	(136,621)	(378,070)	(42,567)	(647,275)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,535,119,878	1,327,956,005	51,169,796	10,274,916	12,425,108	6,763,563
Cost of shares redeemed	(1,960,411,788)	(139,785,396)	—	—	—	—
Change in net assets resulting from capital transactions	3,574,708,090	1,188,170,609	51,169,796	10,274,916	12,425,108	6,763,563
Change in net assets	1,288,886,066	1,044,856,779	26,231,288	5,734,928	609,593	4,572,835
NET ASSETS:
Beginning of period	$1,055,641,887	$10,785,108	$17,432,570	$11,697,642	$11,092,076	$6,519,241
End of period	$2,344,527,953	$1,055,641,887	$43,663,858	$17,432,570	$11,701,669	$11,092,076
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,953,662	$2,935,120	$118,364	$44,328	$51,357	$11,037
SHARE TRANSACTIONS:
Beginning of period	35,475,001	150,001	300,001	150,001	150,001	75,001
Issued	81,825,000	35,550,000	675,000	150,000	375,000	75,000
Issued in-kind	383,625,000	4,050,000	375,000	—	—	—
Redeemed	(17,925,000)	(3,600,000)	—	—	—	—
Redemption in-kind	(115,725,000)	(675,000)	—	—	—	—
Shares outstanding, end of period	367,275,001	35,475,001	1,350,001	300,001	525,001	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Oil & Gas		Ultra Real Estate		Ultra Semiconductors
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,794,475	$462,375	$1,626,341	$536,574	$319,029	$402,632
Net realized gain (loss)	(133,685,975)	28,775,973	(92,913,126)	539,055	(60,195,954)	(2,847,732)
Change in net unrealized appreciation (depreciation)	(2,182,006)	3,174,468	(13,041,564)	(21,984)	(35,435,933)	4,832,054
Change in Net Assets Resulting from Operations	(134,073,506)	32,412,816	(104,328,349)	1,053,645	(95,312,858)	2,386,954
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(856,881)	(1,213,031)	(621,270)	(321,293)	(237,190)
Net realized gains on investments	—	(6,352,875)	—	—	—	(1,651,670)
Total distributions	—	(7,209,756)	(1,213,031)	(621,270)	(321,293)	(1,888,860)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,327,899,152	135,005,844	221,167,388	55,230,174	85,922,566	130,795,974
Cost of shares redeemed	(625,499,579)	(110,646,820)	(58,264,667)	(2,767,309)	(58,657,449)	(25,475,098)
Change in net assets resulting from capital transactions	702,399,573	24,359,024	162,902,721	52,462,865	27,265,117	105,320,876
Change in net assets	568,326,067	49,562,084	57,361,341	52,895,240	(68,369,034)	105,818,970
NET ASSETS:
Beginning of period	$78,043,545	$28,481,461	$57,531,530	$4,636,290	$117,594,161	$11,775,191
End of period	$646,369,612	$78,043,545	$114,892,871	$57,531,530	$49,225,127	$117,594,161
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,498,992	$(295,483)	$376,391	$(36,919)	$210,299	$212,563
SHARE TRANSACTIONS:
Beginning of period	675,001	300,001	1,575,001	75,001	1,950,001	150,001
Issued	6,075,000	1,125,000	23,700,000	1,050,000	1,425,000	900,000
Issued in-kind	29,100,000	225,000	375,000	525,000	1,500,000	1,350,000
Redeemed	(600,000)	(150,000)	(6,000,000)	(75,000)	—	(225,000)
Redemption in-kind	(15,525,000)	(825,000)	(150,000)	—	(1,125,000)	(225,000)
Shares outstanding, end of period	19,725,001	675,001	19,500,001	1,575,001	3,750,001	1,950,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Technology		Ultra Telecommunications		Ultra Utilities
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	March 25, 2008* through May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$134,849	$240,561	$104,971	$50,695	$268,320	$308,827
Net realized gain (loss)	(61,115,408)	4,708,502	(6,168,798)	1,518,053	(8,453,068)	(667,637)
Change in net unrealized appreciation (depreciation)	(45,875,460)	(1,632,404)	(1,056,761)	1,286,586	(4,762,126)	(647,668)
Change in Net Assets Resulting from Operations	(106,856,019)	3,316,659	(7,120,588)	2,855,334	(12,946,874)	(1,006,478)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(138,872)	(171,737)	(129,756)	—	(181,944)	(355,350)
Net realized gains on investments	—	(1,583,664)	—	—	—	(955,097)
Total distributions	(138,872)	(1,755,401)	(129,756)	—	(181,944)	(1,310,447)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	90,311,597	141,329,013	6,453,997	10,502,380	24,765,578	6,536,428
Cost of shares redeemed	(43,883,575)	(15,398,500)	(4,091,867)	—	—	—
Change in net assets resulting from capital transactions	46,428,022	125,930,513	2,362,130	10,502,380	24,765,578	6,536,428
Change in net assets	(60,566,869)	127,491,771	(4,888,214)	13,357,714	11,636,760	4,219,503
NET ASSETS:
Beginning of period	$133,344,154	$5,852,383	$13,357,714	$—	$17,760,561	$13,541,058
End of period	$72,777,285	$133,344,154	$8,469,500	$13,357,714	$29,397,321	$17,760,561
Accumulated undistributed net investment income (loss) included in end of period net assets	$103,339	$107,362	$25,910	$50,695	$151,948	$65,572
SHARE TRANSACTIONS:
Beginning of period	1,875,001	75,001	150,001	—	225,001	150,001
Issued	2,175,000	1,125,000	225,000	150,001	375,000	75,000
Issued in-kind	375,000	900,000	—	—	225,000	—
Redeemed	—	—	(75,000)	—	—	—
Redemption in-kind	(975,000)	(225,000)	—	—	—	—
Shares outstanding, end of period	3,450,001	1,875,001	300,001	150,001	825,001	225,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short QQQ®		Short Dow30SM		Short S&P500®
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$215,765	$2,521,150	$584,856	$3,958,673	$950,282	$7,042,581
Net realized gain (loss)	43,158,522	(7,529,402)	85,647,962	3,265,472	198,528,570	437,291
Change in net unrealized appreciation (depreciation)	(8,717,193)	(186,602)	(26,440,076)	1,923,750	(82,800,863)	3,838,305
Change in Net Assets Resulting from Operations	34,657,094	(5,194,854)	59,792,742	9,147,895	116,677,989	11,318,177
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(489,176)	(3,173,510)	(923,747)	(4,378,811)	(2,049,727)	(7,603,043)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(489,176)	(3,173,510)	(923,747)	(4,378,811)	(2,049,727)	(7,603,043)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	27,625,767	305,003,318	156,822,715	285,734,793	289,994,767	517,377,965
Cost of shares redeemed	(29,388,622)	(324,107,413)	(199,356,138)	(246,518,839)	(265,555,323)	(399,566,249)
Change in net assets resulting from capital transactions	(1,762,855)	(19,104,095)	(42,533,423)	39,215,954	24,439,444	117,811,716
Change in net assets	32,405,063	(27,472,459)	16,335,572	43,985,038	139,067,706	121,526,850
NET ASSETS:
Beginning of period	$64,489,925	$91,962,384	$170,683,721	$126,698,683	$307,081,391	$185,554,541
End of period	$96,894,988	$64,489,925	$187,019,293	$170,683,721	$446,149,097	$307,081,391
Accumulated undistributed net investment income (loss) included in end of period net assets	$(70,669)	$202,742	$40,686	$379,577	$(240,138)	$859,307
SHARE TRANSACTIONS:
Beginning of period	1,200,001	1,575,001	2,775,001	2,175,001	4,876,429	3,151,429
Issued	450,000	5,325,000	2,250,000	4,725,000	3,675,000	8,175,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,000)	(5,700,000)	(2,625,000)	(4,125,000)	(3,375,000)	(6,450,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,200,001	1,200,001	2,400,001	2,775,001	5,176,429	4,876,429

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Short MidCap400		Short SmallCap600		Short Russell2000
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$117,504	$2,125,608	$37,327	$349,230	$262,674	$1,493,731
Net realized gain (loss)	24,143,616	3,801,561	14,109,330	891,836	31,452,049	2,269,560
Change in net unrealized appreciation (depreciation)	(5,322,941)	777,992	(6,248,716)	(355,853)	(6,955,573)	(2,039,967)
Change in Net Assets Resulting from Operations	18,938,179	6,705,161	7,897,941	885,213	24,759,150	1,723,324
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(245,046)	(2,942,543)	(96,676)	(467,559)	(289,396)	(1,050,006)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(245,046)	(2,942,543)	(96,676)	(467,559)	(289,396)	(1,050,006)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,717,905	8,501,765	10,374,918	5,513,584	5,447,900	159,738,741
Cost of shares redeemed	(30,059,264)	(84,438,750)	(5,289,186)	—	(60,046,077)	(103,874,393)
Change in net assets resulting from capital transactions	(25,341,359)	(75,936,985)	5,085,732	5,513,584	(54,598,177)	55,864,348
Change in net assets	(6,648,226)	(72,174,367)	12,886,997	5,931,238	(30,128,423)	56,537,666
NET ASSETS:
Beginning of period	$38,715,850	$110,890,217	$15,694,142	$9,762,904	$81,359,679	$24,822,013
End of period	$32,067,624	$38,715,850	$28,581,139	$15,694,142	$51,231,256	$81,359,679
Accumulated undistributed net investment income (loss) included in end of period net assets	$(40,684)	$86,858	$(18,285)	$41,064	$453,605	$480,327
SHARE TRANSACTIONS:
Beginning of period	675,001	1,950,001	225,001	150,001	1,125,001	375,001
Issued	75,000	150,000	150,000	75,000	75,000	2,100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(375,000)	(1,425,000)	(75,000)	—	(675,000)	(1,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	375,001	675,001	300,001	225,001	525,001	1,125,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort QQQ®		UltraShort Dow30SM		UltraShort S&P500®
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,213,594	$50,452,850	$1,500,928	$15,627,520	$7,569,941	$51,431,805
Net realized gain (loss)	1,280,780,184	(184,122,397)	407,556,895	39,393,048	2,335,801,056	68,356,900
Change in net unrealized appreciation (depreciation)	(112,220,730)	(14,080,966)	(135,762,381)	21,840,972	(783,627,045)	68,382,424
Change in Net Assets Resulting from Operations	1,173,773,048	(147,750,513)	273,295,442	76,861,540	1,559,743,952	188,171,129
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,033,786)	(62,103,703)	(3,026,137)	(16,967,361)	(14,045,823)	(50,399,197)
Net realized gains on investments	—	—	(32,000,059)	—	(130,000,245)	—
Total distributions	(9,033,786)	(62,103,703)	(35,026,196)	(16,967,361)	(144,046,068)	(50,399,197)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,666,602,529	4,459,241,465	849,668,500	1,652,443,636	3,266,306,649	5,368,924,944
Cost of shares redeemed	(3,793,662,588)	(4,822,637,376)	(1,006,409,314)	(1,728,883,013)	(4,293,973,872)	(3,883,960,520)
Change in net assets resulting from capital transactions	(2,127,060,059)	(363,395,911)	(156,740,814)	(76,439,377)	(1,027,667,223)	1,484,964,424
Change in net assets	(962,320,797)	(573,250,127)	81,528,432	(16,545,198)	388,030,661	1,622,736,356
NET ASSETS:
Beginning of period	$1,742,036,793	$2,315,286,920	$558,739,520	$575,284,718	$2,564,672,466	$941,936,110
End of period	$779,715,996	$1,742,036,793	$640,267,952	$558,739,520	$2,952,703,127	$2,564,672,466
Accumulated undistributed net investment income (loss) included in end of period net assets	$(270,064)	$3,550,128	$159,299	$1,684,508	$1,095,640	$7,571,522
SHARE TRANSACTIONS:
Beginning of period	46,575,001	50,100,001	10,575,001	11,775,001	45,300,001	18,450,001
Issued	32,400,000	105,600,000	11,850,000	32,175,000	39,150,000	94,575,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(68,400,000)	(109,125,000)	(13,425,000)	(33,375,000)	(50,925,000)	(67,725,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,575,001	46,575,001	9,000,001	10,575,001	33,525,001	45,300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort MidCap400		UltraShort SmallCap600		UltraShort Russell2000
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$560,562	$6,031,735	$263,350	$1,566,766	$4,101,280	$17,308,415
Net realized gain (loss)	168,034,130	6,428,551	67,583,683	(483,213)	826,869,160	40,274,743
Change in net unrealized appreciation (depreciation)	(50,222,129)	(4,173,194)	(18,280,258)	(3,422,068)	(210,542,844)	(55,053,526)
Change in Net Assets Resulting from Operations	118,372,563	8,287,092	49,566,775	(2,338,515)	620,427,596	2,529,632
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,145,640)	(7,005,973)	(273,634)	(1,431,668)	(6,533,712)	(12,557,456)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(1,145,640)	(7,005,973)	(273,634)	(1,431,668)	(6,533,712)	(12,557,456)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,780,348	162,921,765	48,446,871	99,310,763	558,851,795	1,494,156,801
Cost of shares redeemed	(218,723,825)	(172,604,609)	(121,374,362)	(53,423,563)	(1,861,397,737)	(524,852,803)
Change in net assets resulting from capital transactions	(182,943,477)	(9,682,844)	(72,927,491)	45,887,200	(1,302,545,942)	969,303,998
Change in net assets	(65,716,554)	(8,401,725)	(23,634,350)	42,117,017	(688,652,058)	959,276,174
NET ASSETS:
Beginning of period	$180,340,620	$188,742,345	$64,291,332	$22,174,315	$1,169,737,209	$210,461,035
End of period	$114,624,066	$180,340,620	$40,656,982	$64,291,332	$481,085,151	$1,169,737,209
Accumulated undistributed net investment income (loss) included in end of period net assets	$(40,874)	$544,204	$215,400	$225,684	$1,084,701	$3,517,133
SHARE TRANSACTIONS:
Beginning of period	3,675,001	3,825,001	975,001	375,001	17,175,001	3,450,001
Issued	375,000	2,850,000	750,000	1,350,000	7,650,000	20,925,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,850,000)	(3,000,000)	(1,350,000)	(750,000)	(20,325,000)	(7,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,200,001	3,675,001	375,001	975,001	4,500,001	17,175,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Russell1000 Value		UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,169	$208,778	$66,702	$388,472	$5,866	$174,667
Net realized gain (loss)	11,566,126	260,467	24,626,639	311,873	12,718,813	547,599
Change in net unrealized appreciation (depreciation)	(10,831,108)	349,119	(10,936,136)	(230,830)	(7,197,071)	505,028
Change in Net Assets Resulting from Operations	785,187	818,364	13,757,205	469,515	5,527,608	1,227,294
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(85,092)	(177,234)	(95,217)	(385,532)	(28,746)	(230,163)
Net realized gains on investments	—	—	—	—	—	(49,224)
Total distributions	(85,092)	(177,234)	(95,217)	(385,532)	(28,746)	(279,387)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	37,290,646	12,103,507	28,832,561	20,543,427	—	—
Cost of shares redeemed	(25,461,661)	(11,578,314)	(29,261,841)	(11,332,883)	—	—
Change in net assets resulting from capital transactions	11,828,985	525,193	(429,280)	9,210,544	—	—
Change in net assets	12,529,080	1,166,323	13,232,708	9,294,527	5,498,862	947,907
NET ASSETS:
Beginning of period	$6,032,501	$4,866,178	$14,175,067	$4,880,540	$5,878,774	$4,930,867
End of period	$18,561,581	$6,032,501	$27,407,775	$14,175,067	$11,377,636	$5,878,774
Accumulated undistributed net investment income (loss) included in end of period net assets	$58,605	$93,528	$12,031	$40,546	$(10,100)	$12,780
SHARE TRANSACTIONS:
Beginning of period	75,001	75,001	225,001	75,001	75,001	75,001
Issued	300,000	150,000	300,000	300,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,000)	(150,000)	(300,000)	(150,000)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	75,001	225,001	225,001	75,001	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value		UltraShort Russell2000 Growth
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$65,647	$185,147	$74,293	$831,940	$144,321	$859,105
Net realized gain (loss)	17,183,427	(1,254,399)	19,571,694	(3,730,696)	33,560,446	(1,167,690)
Change in net unrealized appreciation (depreciation)	(5,494,281)	(574,169)	(12,977,760)	2,284,762	(9,988,045)	(3,136,127)
Change in Net Assets Resulting from Operations	11,754,793	(1,643,421)	6,668,227	(613,994)	23,716,722	(3,444,712)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(101,476)	(255,532)	(154,363)	(741,038)	(262,292)	(776,899)
Net realized gains on investments	—	—	—	(29,288)	—	—
Total distributions	(101,476)	(255,532)	(154,363)	(770,326)	(262,292)	(776,899)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,742,153	15,771,748	21,327,597	67,040,376	5,881,941	39,875,286
Cost of shares redeemed	(19,416,303)	(5,037,033)	(35,658,956)	(45,567,875)	(56,075,903)	(5,481,603)
Change in net assets resulting from capital transactions	(14,674,150)	10,734,715	(14,331,359)	21,472,501	(50,193,962)	34,393,683
Change in net assets	(3,020,833)	8,835,762	(7,817,495)	20,088,181	(26,739,532)	30,172,072
NET ASSETS:
Beginning of period	$13,666,402	$4,830,640	$25,237,788	$5,149,607	$44,921,905	$14,749,833
End of period	$10,645,569	$13,666,402	$17,420,293	$25,237,788	$18,182,373	$44,921,905
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,231)	$31,598	$(4,455)	$75,615	$24,351	$142,322
SHARE TRANSACTIONS:
Beginning of period	225,001	75,001	300,001	75,001	675,001	225,001
Issued	75,000	225,000	225,000	750,000	75,000	525,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,000)	(75,000)	(375,000)	(525,000)	(600,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,001	225,001	150,001	300,001	150,001	675,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short Financials	Short Oil & Gas	UltraShort Basic Materials		UltraShort Consumer Goods
	June 10, 2008* through (Unaudited)	June 10, 2008* through (Unaudited)	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,916	$38,411	$1,111,035	$1,801,073	$154,859	$486,320
Net realized gain (loss)	15,137,455	4,981,032	442,043,226	(78,486,791)	28,997,578	539,626
Change in net unrealized appreciation (depreciation)	(11,056,319)	(1,523,200)	(117,206,397)	(13,243,922)	(13,242,745)	236,797
Change in Net Assets Resulting from Operations	4,111,052	3,496,243	325,947,864	(89,929,640)	15,909,692	1,262,743
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(50,456)	(38,441)	(1,667,612)	(1,371,965)	(234,621)	(577,495)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(50,456)	(38,441)	(1,667,612)	(1,371,965)	(234,621)	(577,495)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	46,893,822	16,296,184	302,093,129	422,737,045	46,633,820	25,468,946
Cost of shares redeemed	(12,032,350)	(13,021,805)	(660,786,725)	(134,030,754)	(46,167,171)	(10,003,577)
Change in net assets resulting from capital transactions	34,861,472	3,274,379	(358,693,596)	288,706,291	466,649	15,465,369
Change in net assets	38,922,068	6,732,181	(34,413,344)	197,404,686	16,141,720	16,150,617
NET ASSETS:
Beginning of period	$—	$—	$205,366,075	$7,961,389	$25,861,259	$9,710,642
End of period	$38,922,068	$6,732,181	$170,952,731	$205,366,075	$42,002,979	$25,861,259
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,540)	$(30)	$(29,828)	$526,749	$(16,464)	$63,298
SHARE TRANSACTIONS:
Beginning of period	—	—	7,200,001	150,001	375,001	150,001
Issued	600,001	225,001	7,200,000	10,050,000	600,000	375,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(150,000)	(12,150,000)	(3,000,000)	(525,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	450,001	75,001	2,250,001	7,200,001	450,001	375,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Consumer Services		UltraShort Financials		UltraShort Health Care
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$460,639	$817,821	$10,465,296	$25,227,258	$45,023	$321,963
Net realized gain (loss)	157,701,724	(5,956,340)	1,619,222,163	107,093,290	7,029,900	2,403,901
Change in net unrealized appreciation (depreciation)	(61,219,813)	2,418,682	(490,874,421)	204,395,787	(3,371,038)	(223,108)
Change in Net Assets Resulting from Operations	96,942,550	(2,719,837)	1,138,813,038	336,716,335	3,703,885	2,502,756
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(732,060)	(767,873)	(6,600,296)	(14,976,578)	(80,306)	(447,946)
Net realized gains on investments	—	(894,336)	—	—	—	—
Total distributions	(732,060)	(1,662,209)	(6,600,296)	(14,976,578)	(80,306)	(447,946)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	199,975,414	113,285,949	6,208,824,452	3,232,898,874	5,994,079	—
Cost of shares redeemed	(253,700,637)	(13,286,484)	(8,762,539,398)	(1,446,139,927)	(5,845,393)	—
Change in net assets resulting from capital transactions	(53,725,223)	99,999,465	(2,553,714,946)	1,786,758,947	148,686	—
Change in net assets	42,485,267	95,617,419	(1,421,502,204)	2,108,498,704	3,772,265	2,054,810
NET ASSETS:
Beginning of period	$100,678,227	$5,060,808	$2,164,711,778	$56,213,074	$11,619,110	$9,564,300
End of period	$143,163,494	$100,678,227	$743,209,574	$2,164,711,778	$15,391,375	$11,619,110
Accumulated undistributed net investment income (loss) included in end of period net assets	$(74,770)	$196,651	$13,024,533	$9,159,533	$(6,175)	$29,108
SHARE TRANSACTIONS:
Beginning of period	1,200,001	75,001	19,650,001	825,001	150,001	150,001
Issued	1,950,000	1,275,000	49,500,000	32,400,000	75,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,100,000)	(150,000)	(63,600,000)	(13,575,000)	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,050,001	1,200,001	5,550,001	19,650,001	150,001	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Industrials		UltraShort Oil & Gas		UltraShort Real Estate
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$288,179	$456,926	$6,618,538	$7,927,380	$3,795,698	$15,076,786
Net realized gain (loss)	130,767,492	(3,174,185)	1,087,822,716	(283,033,915)	1,160,461,867	(120,574,551)
Change in net unrealized appreciation (depreciation)	(49,165,978)	(400,259)	(210,264,536)	(42,080,486)	(367,001,463)	36,917,436
Change in Net Assets Resulting from Operations	81,889,693	(3,117,518)	884,176,718	(317,187,021)	797,256,102	(68,580,329)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(409,725)	(434,139)	(8,674,794)	(4,620,172)	(5,773,927)	(8,146,946)
Net realized gains on investments	—	—	(46,000,217)	—	—	—
Total distributions	(409,725)	(434,139)	(54,675,011)	(4,620,172)	(5,773,927)	(8,146,946)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	97,234,298	56,248,635	1,074,131,056	2,993,761,509	2,987,860,234	1,621,271,332
Cost of shares redeemed	(116,471,807)	(28,571,556)	(3,618,499,804)	(373,970,138)	(3,440,921,760)	(838,048,812)
Change in net assets resulting from capital transactions	(19,237,509)	27,677,079	(2,544,368,748)	2,619,791,371	(453,061,526)	783,222,520
Change in net assets	62,242,459	24,125,422	(1,714,867,041)	2,297,984,178	338,420,649	706,495,245
NET ASSETS:
Beginning of period	$28,394,306	$4,268,884	$2,328,579,356	$30,595,178	$804,324,416	$97,829,171
End of period	$90,636,765	$28,394,306	$613,712,315	$2,328,579,356	$1,142,745,065	$804,324,416
Accumulated undistributed net investment income (loss) included in end of period net assets	$44,662	$166,208	$1,533,830	$3,590,086	$3,683,823	$5,662,052
SHARE TRANSACTIONS:
Beginning of period	525,001	75,001	81,075,001	600,001	9,525,001	1,275,001
Issued	1,575,000	900,000	31,725,000	89,775,000	28,950,000	15,600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,275,000)	(450,000)	(92,475,000)	(9,300,000)	(29,175,000)	(7,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	825,001	525,001	20,325,001	81,075,001	9,300,001	9,525,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Semiconductors		UltraShort Technology		UltraShort Telecommunications
	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	Year Ended May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	March 25, 2008* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$117,071	$374,264	$161,692	$586,552	$31,930	$21,488
Net realized gain (loss)	61,064,252	(5,712,946)	75,593,769	(3,717,386)	8,129,630	(1,957,712)
Change in net unrealized appreciation (depreciation)	(16,075,665)	(1,214,718)	(26,112,751)	(2,212,548)	(3,910,351)	(530,385)
Change in Net Assets Resulting from Operations	45,105,658	(6,553,400)	49,642,710	(5,343,382)	4,251,209	(2,466,609)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(220,525)	(410,036)	(417,102)	(447,255)	(55,158)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(220,525)	(410,036)	(417,102)	(447,255)	(55,158)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	32,608,729	34,532,142	56,893,282	66,497,255	1,419	10,502,380
Cost of shares redeemed	(58,349,135)	(11,890,126)	(68,976,208)	(24,765,673)	(5,869,082)	—
Change in net assets resulting from capital transactions	(25,740,406)	22,642,016	(12,082,926)	41,731,582	(5,867,663)	10,502,380
Change in net assets	19,144,727	15,678,580	37,142,682	35,940,945	(1,671,612)	8,035,771
NET ASSETS:
Beginning of period	$24,925,079	$9,246,499	$40,668,154	$4,727,209	$8,035,771	$—
End of period	$44,069,806	$24,925,079	$77,810,836	$40,668,154	$6,364,159	$8,035,771
Accumulated undistributed net investment income (loss) included in end of period net assets	$21,839	$125,293	$34,105	$289,515	$(1,740)	$21,488
SHARE TRANSACTIONS:
Beginning of period	450,001	150,001	750,001	75,001	150,001	—
Issued	450,000	450,000	675,000	1,050,000	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(600,000)	(150,000)	(750,000)	(375,000)	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,001	450,001	675,001	750,001	75,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Utilities		Short MSCI EAFE		Short MSCI Emerging Markets
	Six Months Ended November 30, 2008	Year Ended	Six Months Ended November 30, 2008	October 23, 2007* through	Six Months Ended November 30, 2008	October 30, 2007* through
	(Unaudited)	May 31, 2008	(Unaudited)	May 31, 2008	(Unaudited)	May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$66,986	$538,301	$57,691	$218,836	$174,642	$350,732
Net realized gain (loss)	24,565,970	(1,588,496)	28,682,221	726,925	30,156,933	(4,815,652)
Change in net unrealized appreciation (depreciation)	(4,835,883)	(477,026)	(10,482,891)	34,548	(11,397,770)	91,574
Change in Net Assets Resulting from Operations	19,797,073	(1,527,221)	18,257,021	980,309	18,933,805	(4,373,346)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,526)	(563,239)	(189,003)	(116,841)	(299,200)	(234,702)
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(107,526)	(563,239)	(189,003)	(116,841)	(299,200)	(234,702)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,874,051	32,147,083	68,034,146	33,544,897	44,357,145	56,702,374
Cost of shares redeemed	(27,855,617)	(27,300,720)	(38,718,128)	(23,364,310)	(78,025,946)	—
Change in net assets resulting from capital transactions	(22,981,566)	4,846,363	29,316,018	10,180,587	(33,668,801)	56,702,374
Change in net assets	(3,292,019)	2,755,903	47,384,036	11,044,055	(15,034,196)	52,094,326
NET ASSETS:
Beginning of period	$19,085,459	$16,329,556	$11,044,055	$—	$52,094,326	$—
End of period	$15,793,440	$19,085,459	$58,428,091	$11,044,055	$37,060,130	$52,094,326
Accumulated undistributed net investment income (loss) included in end of period net assets	$13,878	$54,418	$(29,317)	$101,995	$(8,528)	$116,030
SHARE TRANSACTIONS:
Beginning of period	375,001	300,001	150,001	—	750,001	—
Issued	75,000	525,000	750,000	450,001	450,000	750,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,000)	(450,000)	(375,000)	(300,000)	(825,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,001	375,001	525,001	150,001	375,001	750,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets		UltraShort MSCI Japan
	Six Months Ended November 30, 2008 (Unaudited)	October 23, 2007* through May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	October 30, 2007* through May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	November 6, 2007* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$378,569	$785,901	$1,157,830	$2,518,274	$80,714	$226,121
Net realized gain (loss)	154,929,930	(12,695,670)	327,597,641	(47,415,706)	18,985,533	(2,516,091)
Change in net unrealized appreciation (depreciation)	(51,807,689)	388,339	(231,171,441)	(21,158,755)	(3,818,553)	(450,828)
Change in Net Assets Resulting from Operations	103,500,810	(11,521,430)	97,584,030	(66,056,187)	15,247,694	(2,740,798)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(941,552)	(254,472)	(2,374,781)	(1,130,333)	(125,308)	(160,664)
Net realized gains on investments	—	—	(13,000,031)	—	—	—
Total distributions	(941,552)	(254,472)	(15,374,812)	(1,130,333)	(125,308)	(160,664)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	251,041,075	167,444,573	1,177,811,663	562,071,889	7,560,910	29,936,948
Cost of shares redeemed	(294,290,150)	(88,571,978)	(954,073,822)	(219,295,219)	(27,914,381)	(6,459,183)
Change in net assets resulting from capital transactions	(43,249,075)	78,872,595	223,737,841	342,776,670	(20,353,471)	23,477,765
Change in net assets	59,310,183	67,096,693	305,947,059	275,590,150	(5,231,085)	20,576,303
NET ASSETS:
Beginning of period	$67,096,693	$—	$275,590,150	$—	$20,576,303	$—
End of period	$126,406,876	$67,096,693	$581,537,209	$275,590,150	$15,345,218	$20,576,303
Accumulated undistributed net investment income (loss) included in end of period net assets	$(31,554)	$531,429	$170,990	$1,387,941	$20,863	$65,457
SHARE TRANSACTIONS:
Beginning of period	900,001	—	4,350,001	—	300,001	—
Issued	2,250,000	1,950,001	12,825,000	7,125,001	75,000	375,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,250,000)	(1,050,000)	(9,150,000)	(2,775,000)	(225,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	900,001	900,001	8,025,001	4,350,001	150,001	300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort FTSE/Xinhua China 25		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2008 (Unaudited)	November 6, 2007* through May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	April 29, 2008* through May 31, 2008	Six Months Ended November 30, 2008 (Unaudited)	April 29, 2008* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,787,562	$6,442,114	$188,747	$14,256	$482,743	$22,595
Net realized gain (loss)	383,012,384	(99,884,660)	(8,252,042)	562,138	(50,687,404)	1,889,993
Change in net unrealized appreciation (depreciation)	(246,586,481)	43,256,600	(11,529,595)	16,645	(120,552,281)	42,670
Change in Net Assets Resulting from Operations	138,213,465	(50,185,946)	(19,592,890)	593,039	(170,756,942)	1,955,258
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,599,137)	(2,270,927)	(256,080)	—	(843,693)	—
Net realized gains on investments	—	—	—	—	—	—
Total distributions	(3,599,137)	(2,270,927)	(256,080)	—	(843,693)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,237,460,903	1,940,057,085	98,663,735	31,816,614	762,564,135	90,272,107
Cost of shares redeemed	(1,659,856,966)	(1,213,601,646)	(19,566,007)	—	(4,825,594)	—
Change in net assets resulting from capital transactions	(422,396,063)	726,455,439	79,097,728	31,816,614	757,738,541	90,272,107
Change in net assets	(287,781,735)	673,998,566	59,248,758	32,409,653	586,137,906	92,227,365
NET ASSETS:
Beginning of period	$673,998,566	$—	$32,409,653	$—	$92,227,365	$—
End of period	$386,216,831	$673,998,566	$91,658,411	$32,409,653	$678,365,271	$92,227,365
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,359,612	$4,171,187	$(53,077)	$14,256	$(338,355)	$22,595
SHARE TRANSACTIONS:
Beginning of period	9,975,001	—	450,001	—	1,275,001	—
Issued	15,375,000	23,625,001	1,425,000	450,001	12,825,000	1,275,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(17,850,000)	(13,650,000)	(300,000)	—	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,500,001	9,975,001	1,575,001	450,001	14,025,001	1,275,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2008 (Unaudited)	$90.42	$(0.05)	$(63.79)	$0.01	$(63.83)	$(0.03)	$—	$(0.03)	$26.56	(70.61)%	(70.77)%
Year ended May 31, 2008	94.58	0.13	0.75	0.05	0.93	(0.07)	(5.02)	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Six Months ended November 30, 2008 (Unaudited)	75.75	0.52	(42.73)	0.02	(42.19)	(0.53)	—	(0.53)	33.03	(56.01)	(56.12)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	(7.17)	97.22	50.99	50.91
Ultra S&P 500®
Six Months ended November 30, 2008 (Unaudited)	73.99	0.32	(47.32)	0.01	(46.99)	(0.35)	—	(0.35)	26.65	(63.77)	(63.78)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	(4.05)	98.42	47.17	47.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2008 (Unaudited)	1.02%	0.95%	(0.26)%	(0.19)%	$1,330,590	30%
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Six Months ended November 30, 2008 (Unaudited)	0.97	0.95	2.28	2.30	871,938	42
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P 500®
Six Months ended November 30, 2008 (Unaudited)	0.95	0.95	1.68	1.68	3,513,154	39
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Six Months ended November 30, 2008 (Unaudited)	$80.92	$0.22	$(57.22)	$0.14	$(56.86)	$(0.26)	$—	$(0.26)	$23.80	(70.47)%	(70.61)%
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01	(13.85)	(0.54)	(3.72)	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—	33.69	(0.73)	(3.93)	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
Six Months ended November 30, 2008 (Unaudited)	58.20	0.11	(37.36)	0.01	(37.24)	(0.10)	—	(0.10)	20.86	(64.09)	(63.84)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01	(21.15)	(0.63)	(2.64)	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—	12.62	—	—	—	82.62	18.03	18.50
Ultra Russell2000
Six Months ended November 30, 2008 (Unaudited)	55.88	0.14	(36.83)	0.01	(36.68)	(0.14)	—	(0.14)	19.06	(65.80)	(65.22)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03	(22.37)	(0.65)	(0.87)	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	—	9.77	—	—	—	79.77	13.96	14.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2008 (Unaudited)	1.18%	0.95%	0.66%	0.89%	$99,943	77%
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Six Months ended November 30, 2008 (Unaudited)	1.51	0.95	0.01	0.57	29,731	118
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
Six Months ended November 30, 2008 (Unaudited)	1.20	0.95	0.60	0.85	277,269	116
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Six Months ended November 30, 2008 (Unaudited)	$51.92	$0.33	$(33.45)	$0.01		$(33.11)	$(0.37)	$—	$(0.37)	$18.44	(64.16)%	(64.14)
Year ended May 31, 2008	75.96	1.16	(23.81)	—	(h)	(22.65)	(1.39)	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Six Months ended November 30, 2008 (Unaudited)	66.57	0.16	(44.37)	0.01		(44.20)	(0.17)	—	(0.17)	22.20	(66.54)	(66.50)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	75.80	8.29	8.43
Ultra Russell MidCap Value
Six Months ended November 30, 2008 (Unaudited)	52.21	0.29	(37.17)	0.01		(36.87)	(0.27)	—	(0.27)	15.07	(70.95)	(71.01)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	74.99	7.13	6.96

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Six Months ended November 30, 2008 (Unaudited)	3.03%	0.95%	0.25%	2.33%	$17,978	96%
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Six Months ended November 30, 2008 (Unaudited)	1.76	0.95	(0.06)	0.76	19,977	74
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2
Ultra Russell MidCap Value
Six Months ended November 30, 2008 (Unaudited)	4.03	0.95	(0.93)	2.15	7,911	136
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Growth
Six Months ended November 30, 2008 (Unaudited)	$65.61	$0.04	$(49.78)	$0.01		$(49.73)	$(0.03)	$—	$(0.03)	$15.85	(75.83)%	(75.95)%
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	—		6.27	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Six Months ended November 30, 2008 (Unaudited)	44.79	0.23	(27.97)	0.01		(27.73)	(0.24)	—	(0.24)	16.82	(62.22)	(62.91)
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	—		0.79	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Six Months ended November 30, 2008 (Unaudited)	58.31	0.02	(40.40)	0.01		(40.37)	(0.01)	—	(0.01)	17.93	(69.24)	(69.17)
Year ended May 31, 2008	74.06	0.18	(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07	3.99	—		4.06	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Growth
Six Months ended November 30, 2008 (Unaudited)	2.50%	0.95%	(1.29)%	0.26%	$11,890	121%
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Six Months ended November 30, 2008 (Unaudited)	2.74	0.95	(0.34)	1.45	13,877	99
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Six Months ended November 30, 2008 (Unaudited)	2.60	0.95	(1.56)	0.09	12,103	107
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2008 (Unaudited)	$104.14	$0.23	$(89.82)	$0.02		$(89.57)	$(0.27)	$—	$(0.27)	$14.30	(86.21)%	(86.29)%
Year ended May 31, 2008	91.28	1.10	24.52	0.04		25.66	(1.13)	(11.67)	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50	20.78	—		21.28	—	—	—	91.28	30.40	30.59
Ultra Consumer Goods
Six Months ended November 30, 2008 (Unaudited)	65.69	0.46	(29.11)	0.01		(28.64)	(0.47)	—	(0.47)	36.58	(43.86)	(44.42)
Year ended May 31, 2008	76.71	1.10	(10.07)	0.02		(8.95)	(1.51)	(0.56)	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	—		6.71	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Six Months ended November 30, 2008 (Unaudited)	49.21	0.21	(30.43)	0.02		(30.20)	(0.08)	—	(0.08)	18.93	(61.46)	(61.92)
Year ended May 31, 2008	73.35	0.36	(23.84)	—	(h)	(23.48)	(0.66)	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	—		3.35	—	—	—	73.35	4.80	3.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2008 (Unaudited)	1.11%	0.95%	2.00%	2.16%	$288,524	101%
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Consumer Goods
Six Months ended November 30, 2008 (Unaudited)	2.39	0.95	0.43	1.86	13,716	44
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Six Months ended November 30, 2008 (Unaudited)	3.50	0.95	(2.01)	0.54	8,519	84
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Six Months ended November 30, 2008 (Unaudited)	$29.76	$0.20	$(23.38)	$—	(h)	$(23.18)	$(0.20)	$—	$(0.20)	$6.38	(78.35)%	(78.53)%
Year ended May 31, 2008	71.90	0.70	(41.74)	0.03		(41.01)	(1.13)	—	(1.13)	29.76	(57.74)	(58.00)
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	—		1.90	—	—	—	71.90	2.71	2.86
Ultra Health Care
Six Months ended November 30, 2008 (Unaudited)	58.11	0.28	(25.82)	0.01		(25.53)	(0.24)	—	(0.24)	32.34	(44.08)	(44.66)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	—		7.98	—	—	—	77.98	11.40	11.53
Ultra Industrials
Six Months ended November 30, 2008 (Unaudited)	73.95	0.33	(51.78)	0.01		(51.44)	(0.22)	—	(0.22)	22.29	(69.73)	(69.84)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	—		16.92	—	—	—	86.92	24.17	24.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2008 (Unaudited)	0.95%	0.95%	2.91%	2.91%	$2,344,528	94%
Year ended May 31, 2008	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46
Ultra Health Care
Six Months ended November 30, 2008 (Unaudited)	1.33	0.95	0.78	1.17	43,664	56
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Six Months ended November 30, 2008 (Unaudited)	2.49	0.95	0.11	1.65	11,702	68
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2008 (Unaudited)	$115.62	$0.27	$(83.13)		$0.01	$(82.85)	$—	$—	$—	$32.77	(71.66)%	(71.71)%
Year ended May 31, 2008	94.94	0.73	32.36		0.06	33.15	(1.60)	(10.87)	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36	24.58		—	24.94	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Six Months ended November 30, 2008 (Unaudited)	36.53	0.35	(30.41)		0.01	(30.05)	(0.59)	—	(0.59)	5.89	(83.53)	(81.91)
Year ended May 31, 2008	61.82	0.74	(24.42	)(i)	0.01	(23.67)	(1.62)	—	(1.62)	36.53	(38.58)	(38.66)
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)		—	(8.18)	—	—	—	61.82	(11.69)	(11.86)
Ultra Semiconductors
Six Months ended November 30, 2008 (Unaudited)	60.30	0.15	(47.13)		0.01	(46.97)	(0.20)	—	(0.20)	13.13	(78.13)	(78.30)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03	(13.91)	(0.62)	(3.67)	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—	8.50	—	—	—	78.50	12.14	12.34

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2008 (Unaudited)	1.00%	0.95%	1.21%	1.27%	$646,370	182%
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Six Months ended November 30, 2008 (Unaudited)	1.16	0.95	4.46	4.67	114,893	106
Year ended May 31, 2008	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114
Ultra Semiconductors
Six Months ended November 30, 2008 (Unaudited)	1.17	0.95	0.76	0.98	49,225	72
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2008 (Unaudited)	$71.12	$0.06	$(50.02)		$0.01		$(49.95)	$(0.08)	$—	$(0.08)	$21.09	(70.29)%	(70.38)%
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	78.03	11.47	11.37
Ultra Telecommunications
Six Months ended November 30, 2008 (Unaudited)	89.05	0.69	(60.20)		0.01		(59.50)	(1.32)	—	(1.32)	28.23	(67.55)	(67.96)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02		19.05	—	—	—	89.05	27.21	28.01
Ultra Utilities
Six Months ended November 30, 2008 (Unaudited)	78.94	0.68	(43.36)		0.01		(42.67)	(0.64)	—	(0.64)	35.63	(54.40)	(54.60)
Year ended May 31, 2008	90.27	1.68	(6.76)		—	(h)	(5.08)	(2.01)	(4.24)	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53		—		20.27	—	—	—	90.27	28.96	29.24

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2008 (Unaudited)	1.15%	0.95%	0.11%	0.31%	$72,777	81%
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
Six Months ended November 30, 2008 (Unaudited)	1.70	0.95	1.85	2.60	8,470	100
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Six Months ended November 30, 2008 (Unaudited)	1.66	0.95	2.10	2.81	29,397	60
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Six Months ended November 30, 2008 (Unaudited)	$53.74	$0.16	$27.20	$0.01	$27.37	$(0.36)	$—	$(0.36)	$80.75	51.17%	51.65%
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05	(2.38)	(2.27)	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—	(10.03)	(1.58)	—	(1.58)	58.39	(14.48)	(14.39)
Short Dow30SM
Six Months ended November 30, 2008 (Unaudited)	61.51	0.20	16.47	0.01	16.68	(0.27)	—	(0.27)	77.92	27.19	27.08
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P 500®
Six Months ended November 30, 2008 (Unaudited)	62.97	0.18	23.41	0.01	23.60	(0.38)	—	(0.38)	86.19	37.63	37.63
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	(1.60)	58.88	(13.70)	(13.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Short QQQ®
Six Months ended November 30, 2008 (Unaudited)	1.13%	0.95%	0.32%	0.49%	$96,895	—%
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Six Months ended November 30, 2008 (Unaudited)	1.00	0.95	0.51	0.56	187,019	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P 500®
Six Months ended November 30, 2008 (Unaudited)	0.95	0.95	0.48	0.48	446,149	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Six Months ended November 30, 2008 (Unaudited)	$57.36	$0.19	$28.31	$0.01		$28.51	$(0.36)	$—	$(0.36)	$85.51	49.96%	49.76%
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Six Months ended November 30, 2008 (Unaudited)	69.75	0.15	25.74	0.01		25.90	(0.38)	—	(0.38)	95.27	37.29	36.56
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
Six Months ended November 30, 2008 (Unaudited)	72.32	0.26	25.25	0.01		25.52	(0.26)	—	(0.26)	97.58	35.39	34.98
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	66.19	(5.44)	(5.29)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Short MidCap400
Six Months ended November 30, 2008 (Unaudited)	1.17%	0.95%	0.34%	0.56%	$32,068	—%
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Six Months ended November 30, 2008 (Unaudited)	1.45	0.95	(0.14)	0.36	28,581	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
Six Months ended November 30, 2008 (Unaudited)	1.12	0.95	0.49	0.66	51,231	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Six Months ended November 30, 2008 (Unaudited)	$37.40	$0.18	$36.41	$0.03	$36.62	$(0.29)	$—	$(0.29)	$73.73	98.36%	98.47%
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05	(7.10)	(1.71)	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—	(22.88)	(0.91)	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Six Months ended November 30, 2008 (Unaudited)	52.84	0.17	22.06	0.03	22.26	(0.31)	(3.65)	(3.96)	71.14	43.09	42.94
Year ended May 31, 2008	48.86	1.58	4.05	0.07	5.70	(1.72)	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—	(20.04)	(1.10)	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Six Months ended November 30, 2008 (Unaudited)	56.62	0.21	35.40	0.03	35.64	(0.36)	(3.83)	(4.19)	88.07	64.97	65.48
Year ended May 31, 2008	51.05	1.56	5.63	0.06	7.25	(1.68)	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—	(17.88)	(1.07)	—	(1.07)	51.05	(25.72)	(25.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Six Months ended November 30, 2008 (Unaudited)	1.01%	0.95%	0.69%	0.75%	$779,716	—%
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Six Months ended November 30, 2008 (Unaudited)	0.96	0.95	0.48	0.50	640,268	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Six Months ended November 30, 2008 (Unaudited)	0.89	0.89	0.56	0.56	2,952,703	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2008 (Unaudited)	$49.07	$0.22	$46.57	$0.02	$46.81	$(0.36)	$—	$(0.36)	$95.52	95.86%	96.01%
Year ended May 31, 2008	49.34	1.71	0.07	0.02	1.80	(2.07)	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—	(19.14)	(1.52)	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Six Months ended November 30, 2008 (Unaudited)	65.94	0.28	42.38	0.04	42.70	(0.22)	—	(0.22)	108.42	64.92	63.28
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04	8.89	(2.08)	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—	(10.87)	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Six Months ended November 30, 2008 (Unaudited)	68.11	0.31	38.83	0.03	39.17	(0.37)	—	(0.37)	106.91	57.78	56.77
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04	8.76	(1.65)	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—	(9.00)	—	—	—	61.00	(12.86)	(13.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2008 (Unaudited)	0.98%	0.95%	0.64%	0.67%	$114,624	—%
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Six Months ended November 30, 2008 (Unaudited)	1.05	0.95	0.62	0.72	40,657	—
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Six Months ended November 30, 2008 (Unaudited)	1.00	0.95	0.74	0.79	481,085	—
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Six Months ended November 30, 2008 (Unaudited)	$80.43	$0.30	$43.53		$0.08	$43.91	$(0.60)	$—	$(0.60)	$123.74	54.82%	56.06%
Year ended May 31, 2008	64.88	2.30	15.55		0.06	17.91	(2.36)	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—	(5.12)	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Six Months ended November 30, 2008 (Unaudited)	63.00	0.25	58.83		0.05	59.13	(0.32)	—	(0.32)	121.81	94.14	96.94
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03	0.66	(2.73)	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—	(4.93)	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Six Months ended November 30, 2008 (Unaudited)	78.38	0.08	73.62		—	73.70	(0.38)	—	(0.38)	151.70	94.37	95.10
Year ended May 31, 2008	65.74	2.33	14.04		—	16.37	(3.07)	(0.66)	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—	(4.26)	—	—	—	65.74	(6.09)	(5.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Six Months ended November 30, 2008 (Unaudited)	1.59%	0.95%	(0.07)%	0.57%	$18,562	—%
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2008 (Unaudited)	1.42	0.95	0.10	0.57	27,408	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Six Months ended November 30, 2008 (Unaudited)	2.27	0.95	(1.18)	0.14	11,378	—
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2008 (Unaudited)	$60.74	$0.65	$81.04	$0.06	$81.75	$(0.55)	$—	$(0.55)	$141.94	135.22%	139.38%
Year ended May 31, 2008	64.41	1.84	(2.15)	0.05	(0.26)	(3.41)	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)	—	(5.59)	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
Six Months ended November 30, 2008 (Unaudited)	84.13	0.27	32.25	0.05	32.57	(0.57)	—	(0.57)	116.13	38.99	37.90
Year ended May 31, 2008	68.66	2.40	16.30 (i)	0.07	18.77	(3.22)	(0.08)	(3.30)	84.13	27.75	27.63
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)	—	(1.34)	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
Six Months ended November 30, 2008 (Unaudited)	66.55	0.31	54.79	0.03	55.13	(0.46)	—	(0.46)	121.22	83.29	85.61
Year ended May 31, 2008	65.55	2.01	1.15 (i)	0.02	3.18	(2.18)	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)	—	(4.45)	—	—	—	65.55	(6.36)	(6.17)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2008 (Unaudited)	1.62%	0.95%	0.11%	0.78%	$10,646	—%
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
Six Months ended November 30, 2008 (Unaudited)	1.38	0.95	0.13	0.57	17,420	—
Year ended May 31, 2008	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2008 (Unaudited)	1.25	0.95	0.46	0.76	18,182	—
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
June 10, 2008* through November 30, 2008	$70.00	$0.10	$16.52	$—	(h)	$16.62	$(0.13)	$—	$(0.13)	$86.49	23.81%	24.24%
Short Oil & Gas
June 10, 2008* through November 30, 2008	70.00	0.27	19.65	0.01		19.93	(0.17)	—	(0.17)	89.76	28.49	30.08
UltraShort Basic Materials
Six Months ended November 30, 2008 (Unaudited)	28.52	0.15	47.51	0.03		47.69	(0.23)	—	(0.23)	75.98	168.03	171.15
Year ended May 31, 2008	53.08	0.82	(23.66)	0.06		(22.78)	(1.78)	—	(1.78)	28.52	(44.32)	(43.75)
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	—		(16.92)	—	—	—	53.08	(24.17)	(24.54)
UltraShort Consumer Goods
Six Months ended November 30, 2008 (Unaudited)	68.96	0.24	24.47	0.03		24.74	(0.36)	—	(0.36)	93.34	36.02	37.16
Year ended May 31, 2008	64.74	1.84	4.90	0.03		6.77	(2.55)	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)	—		(5.26)	—	—	—	64.74	(7.51)	(7.57)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
June 10, 2008* through November 30, 2008	1.33%	0.95%	(0.11)%	0.27%	$38,922	—%
Short Oil & Gas
June 10, 2008* through November 30, 2008	1.55	0.95	0.09	0.69	6,732	—
UltraShort Basic Materials
Six Months ended November 30, 2008 (Unaudited)	0.97	0.95	0.71	0.73	170,953	—
Year ended May 31, 2008	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—
UltraShort Consumer Goods
Six Months ended November 30, 2008 (Unaudited)	1.15	0.95	0.41	0.61	42,003	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Six Months ended November 30, 2008 (Unaudited)	$83.90	$0.28	$52.51	$0.06		$52.85	$(0.40)	$—	$(0.40)	$136.35	63.17%	64.19%
Year ended May 31, 2008	67.48	1.83	19.97 (i)	0.06		21.86	(3.06)	(2.38)	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)	—		(2.52)	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Six Months ended November 30, 2008 (Unaudited)	110.16	0.57	23.43	0.10		24.10	(0.35)	—	(0.35)	133.91	21.93	22.66
Year ended May 31, 2008	68.14	2.28	41.76	0.08		44.12	(2.10)	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)	—		(1.86)	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
Six Months ended November 30, 2008 (Unaudited)	77.46	0.25	25.43	0.01		25.69	(0.54)	—	(0.54)	102.61	33.33	34.89
Year ended May 31, 2008	63.76	2.15	14.54	—	(h)	16.69	(2.99)	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)	—		(6.24)	—	—	—	63.76	(8.91)	(9.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2008 (Unaudited)	1.00%	0.95%	0.47%	0.52%	$143,163	—%
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Six Months ended November 30, 2008 (Unaudited)	0.94	0.94	0.91	0.91	743,210	—
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
Six Months ended November 30, 2008 (Unaudited)	1.72	0.95	(0.17)	0.60	15,391	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Six Months ended November 30, 2008 (Unaudited)	$54.08	$0.20	$55.80	$0.03	$56.03	$(0.25)	$—	$(0.25)	$109.86	103.89%	103.73%
Year ended May 31, 2008	56.92	1.46	(2.09)	0.07	(0.56)	(2.28)	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)	—	(13.08)	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
Six Months ended November 30, 2008 (Unaudited)	28.72	0.15	3.34	0.02	3.51	(0.24)	(1.80)	(2.04)	30.19	11.15	11.57
Year ended May 31, 2008	50.99	0.62	(21.92)	0.02	(21.28)	(0.99)	—	(0.99)	28.72	(42.37)	(42.21)
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)	—	(19.01)	—	—	—	50.99	(27.16)	(27.16)
UltraShort Real Estate
Six Months ended November 30, 2008 (Unaudited)	84.44	0.34	38.54	0.07	38.95	(0.51)	—	(0.51)	122.88	46.30	43.90
Year ended May 31, 2008	76.73	2.66	6.61 (i)	0.09	9.36	(1.65)	—	(1.65)	84.44	12.03	12.33
January 30, 2007* through May 31, 2007	70.00	1.10	5.63	—	6.73	—	—	—	76.73	9.61	9.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Six Months ended November 30, 2008 (Unaudited)	1.04%	0.95%	0.43%	0.51%	$90,637	—%
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Six Months ended November 30, 2008 (Unaudited)	0.95	0.95	0.88	0.88	613,712	—
Year ended May 31, 2008	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—
UltraShort Real Estate
Six Months ended November 30, 2008 (Unaudited)	0.95	0.95	0.70	0.70	1,142,745	—
Year ended May 31, 2008	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007	1.24	0.95	4.00	4.29	97,829	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Six Months ended November 30, 2008 (Unaudited)	$55.39	$0.23	$91.59	$0.04		$91.86	$(0.35)	$—	$(0.35)	$146.90	166.46%	167.46%
Year ended May 31, 2008	61.64	1.69	(5.48)	0.05		(3.74)	(2.51)	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	—		(8.36)	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Six Months ended November 30, 2008 (Unaudited)	54.22	0.20	61.31	0.02		61.53	(0.47)	—	(0.47)	115.28	114.13	113.06
Year ended May 31, 2008	63.03	1.42	(7.45)	0.05		(5.98)	(2.83)	—	(2.83)	54.22	(9.69)	(9.66)
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	—		(6.97)	—	—	—	63.03	(9.96)	(9.71)
UltraShort Telecommunications
Six Months ended November 30, 2008 (Unaudited)	53.57	0.04	31.80	—	(h)	31.84	(0.56)	—	(0.56)	84.85	59.62	63.43
March 25, 2008* through May 31, 2008	70.00	0.14	(16.59)	0.02		(16.43)	—	—	—	53.57	(23.47)	(23.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Six Months ended November 30, 2008 (Unaudited)	1.18%	0.95%	0.31%	0.54%	$44,070	—%
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Six Months ended November 30, 2008 (Unaudited)	1.10	0.95	0.35	0.50	77,811	—
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—
UltraShort Telecommunications
Six Months ended November 30, 2008 (Unaudited)	1.58	0.95	0.07	0.70	6,364	—
March 25, 2008* through May 31, 2008	3.21	0.95	(1.01)	1.25	8,036	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Six Months ended November 30, 2008 (Unaudited)	$50.89	$0.19	$19.35	$0.02		$19.56	$(0.26)	$—	$(0.26)	$70.19	38.55%	40.04%
Year ended May 31, 2008	54.43	1.81	(3.46)	0.05		(1.60)	(1.94)	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	—	(h)	(15.57)	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
Six Months ended November 30, 2008 (Unaudited)	73.63	0.13	37.82	0.03		37.98	(0.32)	—	(0.32)	111.29	51.71	51.05
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02		4.15	(0.52)	—	(0.52)	73.63	5.92	6.05
Short MSCI Emerging Markets
Six Months ended November 30, 2008 (Unaudited)	69.46	0.30	29.48	0.02		29.80	(0.43)	—	(0.43)	98.83	43.01	44.49
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	(0.63)	69.46	0.06	(0.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2008 (Unaudited)	1.41%	0.95%	0.11%	0.57%	$15,793	—%
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Six Months ended November 30, 2008 (Unaudited)	1.20	0.95	—	0.26	58,428	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—
Short MSCI Emerging Markets
Six Months ended November 30, 2008 (Unaudited)	1.20	0.95	0.43	0.67	37,060	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2008 (Unaudited)	$74.55	$0.29	$66.04	$0.09	$66.42	$(0.52)	$—	$(0.52)	$140.45	89.33%	87.20%
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07	4.96	(0.41)	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2008 (Unaudited)	63.35	0.23	12.74	0.09	13.06	(0.54)	(3.40)	(3.94)	72.47	19.06	20.85
October 30, 2007* through May 31, 2008	70.00	0.85	(7.02)	0.06	(6.11)	(0.54)	—	(0.54)	63.35	(8.87)	(9.60)
UltraShort MSCI Japan
Six Months ended November 30, 2008 (Unaudited)	68.59	0.28	33.77	0.03	34.08	(0.37)	—	(0.37)	102.30	49.80	47.78
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03	(0.67)	(0.74)	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort FTSE/Xinhua China 25
Six Months ended November 30, 2008 (Unaudited)	67.57	0.33	(15.84)	0.06	(15.45)	(0.62)	—	(0.62)	51.50	(23.24)	(23.78)
November 6, 2007* through May 31, 2008	70.00	0.98	(3.01)	0.08	(1.95)	(0.48)	—	(0.48)	67.57	(2.91)	(2.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2008 (Unaudited)	1.01%	0.95%	0.44%	0.49%	$126,407	—%
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2008 (Unaudited)	1.00	0.95	0.44	0.49	581,537	—
October 30, 2007* through May 31, 2008	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Japan
Six Months ended November 30, 2008 (Unaudited)	1.55	0.95	(0.02)	0.58	15,345	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort FTSE/Xinhua China 25
Six Months ended November 30, 2008 (Unaudited)	1.02	0.95	0.72	0.79	386,217	—
November 6, 2007* through May 31, 2008	1.05	0.95	2.06	2.16	673,999	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2008 (Unaudited)	$72.02	$0.16	$(13.79)	$0.02	$(13.61)	$(0.21)	$—	$(0.21)	$58.20	(18.93)%	(18.80)%
April 29, 2008* through May 31, 2008	70.00	0.06	1.93	0.03	2.02	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Six Months ended November 30, 2008 (Unaudited)	72.34	0.09	(23.92)	0.03	(23.80)	(0.17)	—	(0.17)	48.37	(32.96)	(33.27)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25	0.04	2.34	—	—	—	72.34	3.34	3.89

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2008 (Unaudited)	1.09%	0.95%	0.34%	0.48%	$91,658	—%
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Six Months ended November 30, 2008 (Unaudited)	0.98	0.95	0.27	0.30	678,365	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

*  Commencement of investment operations.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments".

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements

November 30, 2008 (Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the "Trust") was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 64 active Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the Investment Company Act of 1940 ("1940 Act").

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShares Advisors LLC of 1,428 shares of Short S&P 500® ProShares at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures and swap agreements) are generally valued using third party pricing services or other procedures approved by the Board. Future contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, ("FAS 157"). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds' investments. These inputs are summarized into the three broad levels listed below:

  • Level 1 — Quoted prices in active markets for identical assets.

  • Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

  • Level 3 — Significant unobservable inputs (including each Funds' own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2008:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Ultra QQQ®	$1,156,093,683	$6,511,359	—	$487,408,257	$(308,686,959)	$1,643,501,940	$(302,175,600)
Ultra Dow30SM	750,913,542	4,740,551	—	208,088,710	(59,617,907)	959,002,252	(54,877,356)
Ultra S&P500®	3,028,349,013	32,309,772	—	799,280,731	(194,805,338)	3,827,629,744	(162,495,566)
Ultra MidCap400	86,244,501	1,572,258	—	45,011,890	(28,214,373)	131,256,391	(26,642,115)
Ultra SmallCap600	27,332,630	—	—	11,172,734	(5,451,406)	38,505,364	(5,451,406)
Ultra Russell2000	237,139,559	4,907,215	—	94,871,042	(36,526,330)	332,010,601	(31,619,115)
Ultra Russell1000 Value	15,980,565	—	—	2,509,945	(5,128)	18,490,510	(5,128)
Ultra Russell1000 Growth	16,020,100	—	—	11,981,990	(8,306,233)	28,002,090	(8,306,233)
Ultra Russell MidCap Value	6,223,177	—	—	2,404,382	(718,811)	8,627,559	(718,811)
Ultra Russell MidCap Growth	9,322,039	—	—	3,451,831	(911,996)	12,773,870	(911,996)
Ultra Russell2000 Value	12,617,558	—	—	4,204,683	(1,195,825)	16,822,241	(1,195,825)
Ultra Russell2000 Growth	9,406,683	—	—	7,226,379	(4,593,872)	16,633,062	(4,593,872)
Ultra Basic Materials	239,654,929	—	—	108,212,033	(37,476,367)	347,866,962	(37,476,367)
Ultra Consumer Goods	11,716,313	—	—	4,058,403	(1,634,448)	15,774,716	(1,634,448)
Ultra Consumer Services	7,250,695	—	—	2,281,912	(526,029)	9,532,607	(526,029)
Ultra Financials	2,086,346,600	—	—	466,039,863	(59,596)	2,552,386,463	(59,596)
Ultra Health Care	37,291,156	—	—	12,003,181	(5,632,697)	49,294,337	(5,632,697)
Ultra Industrials	9,679,779	—	—	7,082,222	(4,729,047)	16,762,001	(4,729,047)
Ultra Oil & Gas	583,048,946	—	—	131,126,064	(28,806,987)	714,175,010	(28,806,987)
Ultra Real Estate	102,667,836	—	—	38,189,887	(13,883,766)	140,857,723	(13,883,766)
Ultra Semiconductors	41,935,730	—	—	26,322,324	(18,751,838)	68,258,054	(18,751,838)
Ultra Technology	60,104,985	—	—	44,337,978	(31,718,374)	104,442,963	(31,718,374)
Ultra Telecommunications	6,916,782	—	—	170,970	95,935	7,087,752	95,935
Ultra Utilities	25,334,883	—	—	7,572,475	(3,029,568)	32,907,358	(3,029,568)
Short QQQ®	—	2,622,257	—	107,806,994	(12,913,006)	107,806,994	(10,290,749)
Short Dow30SM	—	3,539,079	—	215,226,901	(29,062,192)	215,226,901	(25,523,113)
Short S&P500®	—	1,803,865	—	550,624,255	(82,386,827)	550,624,255	(80,582,962)
Short MidCap400	—	747,638	—	38,816,366	(7,151,369)	38,816,366	(6,403,731)

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Short SmallCap600	—	$—	—	$35,341,866	$(6,716,342)	$35,341,866	$(6,716,342)
Short Russell2000	—	1,518,400	—	61,249,910	(10,779,712)	61,249,910	(9,261,312)
UltraShort QQQ®	—	6,705,084	—	908,923,751	(200,110,480)	908,923,751	(193,405,396)
UltraShort Dow30SM	—	3,589,840	—	667,399,842	(126,337,635)	667,399,842	(122,747,795)
UltraShort S&P500®	—	5,383,153	—	3,249,122,071	(736,303,030)	3,249,122,071	(730,919,877)
UltraShort MidCap400	—	692,024	—	175,377,279	(61,348,451)	175,377,279	(60,656,427)
UltraShort SmallCap600	—	—	—	62,932,671	(22,214,127)	62,932,671	(22,214,127)
UltraShort Russell2000	—	2,935,225	—	759,839,748	(273,369,789)	759,839,748	(270,434,564)
UltraShort Russell1000 Value	—	—	—	29,140,136	(10,547,329)	29,140,136	(10,547,329)
UltraShort Russell1000 Growth	—	—	—	38,726,765	(11,282,209)	38,726,765	(11,282,209)
UltraShort Russell MidCap Value	—	—	—	18,208,825	(6,801,233)	18,208,825	(6,801,233)
UltraShort Russell MidCap Growth	—	—	—	16,901,460	(6,226,181)	16,901,460	(6,226,181)
UltraShort Russell2000 Value	—	—	—	28,253,537	(10,798,861)	28,253,537	(10,798,861)
UltraShort Russell2000 Growth	—	—	—	42,569,172	(13,512,679)	42,569,172	(13,512,679)
Short Financials	—	—	—	46,871,512	(11,056,319)	46,871,512	(11,056,319)
Short Oil & Gas	—	—	—	7,699,790	(1,523,200)	7,699,790	(1,523,200)
UltraShort Basic Materials	—	—	—	314,971,709	(130,742,520)	314,971,709	(130,742,520)
UltraShort Consumer Goods	—	—	—	55,265,824	(13,111,407)	55,265,824	(13,111,407)
UltraShort Consumer Services	—	—	—	214,684,684	(58,889,205)	214,684,684	(58,889,205)
UltraShort Financials	—	—	—	655,712,881	(287,126,565)	655,712,881	(287,126,565)
UltraShort Health Care	—	—	—	19,028,446	(3,607,293)	19,028,446	(3,607,293)
UltraShort Industrials	—	—	—	141,409,834	(49,696,852)	141,409,834	(49,696,852)
UltraShort Oil & Gas	—	—	—	664,381,060	(253,105,577)	664,381,060	(253,105,577)

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
UltraShort Real Estate	—	—	—	$676,855,334	$(334,665,132)	$676,855,334	$(334,665,132)
UltraShort Semiconductors	—	—	—	61,596,031	(17,409,704)	61,596,031	(17,409,704)
UltraShort Technology	—	—	—	107,503,314	(28,449,968)	107,503,314	(28,449,968)
UltraShort Telecommunications	—	—	—	10,853,115	(4,440,736)	10,853,115	(4,440,736)
UltraShort Utilities	—	—	—	21,894,962	(5,683,226)	21,894,962	(5,683,226)
Short MSCI EAFE	—	—	—	68,942,951	(10,448,343)	68,942,951	(10,448,343)
Short MSCI Emerging Markets	—	—	—	48,428,590	(11,306,196)	48,428,590	(11,306,196)
UltraShort MSCI EAFE	—	—	—	177,941,534	(51,419,350)	177,941,534	(51,419,350)
UltraShort MSCI Emerging Markets	—	—	—	955,939,257	(252,330,196)	955,939,257	(252,330,196)
UltraShort MSCI Japan	—	—	—	19,639,012	(4,269,381)	19,639,012	(4,269,381)
UltraShort FTSE/Xinhua China 25	—	—	—	611,089,235	(203,329,881)	611,089,235	(203,329,881)
UltraShort 7-10 Year Treasury	—	$(195,053)	—	87,217,167	(11,317,897)	87,217,167	(11,512,950)
UltraShort 20+ Year Treasury	—	(1,727,144)	—	502,689,899	(118,782,467)	502,689,899	(120,509,611)

*  Other financial instruments are derivative instruments, such as future and swap contracts, which are valued at unrealized appreciation/depreciation on the instrument.

At November 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

American Depositary Receipts ("ADRs")

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected, which is typically cash or U.S. government securities. Brokers may establish deposit requirements which are higher than exchange minimums. A portion of the initial margin is segregated cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). In a "long" swap agreement, the counterparty will generally agree to pay

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

The Funds collateralize swap agreements with certain securities as indicated on the Schedule of Portfolio Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising its right with respect to the collateral.

The Funds remain subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Effective November 30, 2007, the Funds adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely- than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

Implementation of FIN 48 requires Management of the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 tax year ends and the interim tax period since then). The Funds have no examinations in progress and none are scheduled at this time.

As of November 30, 2008, Management of the Funds has reviewed all open tax years and major jurisdictions and concluded the adoption of FIN 48 resulted in no impact the Funds' net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor its tax positions taken under FIN 48 to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid for the tax year ended October 31, 2008, were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRA QQQ®	$46,783,473	$3,631,517	$50,414,990
ULTRA Dow30SM	16,164,689	334,415	16,499,104
ULTRA S&P500®	34,676,459	1,376,224	36,052,683
ULTRA MidCap400	3,983,796	370,140	4,353,936
ULTRA SmallCap600	491,430	4,886	496,316
ULTRA Russell2000	1,851,371	30,956	1,882,327
ULTRA Russell1000 Value	161,018	—	161,018
ULTRA Russell1000 Growth	940,593	—	940,593
ULTRA Russell MidCap Value	89,616	—	89,616
ULTRA Russell MidCap Growth	653,276	867	654,143
ULTRA Russell2000 Value	132,124	—	132,124
ULTRA Russell2000 Growth	107,509	1,171	108,680
ULTRA Basic Materials	3,799,636	—	3,799,636
ULTRA Consumer Goods	171,297	—	171,297
UTLRA Consumer Services	30,584	—	30,584
ULTRA Financials	20,582,432	—	20,582,432
ULTRA Health Care	406,615	—	406,615
ULTRA Industrials	626,189	—	626,189
ULTRA Oil & Gas	6,970,659	—	6,970,659
ULTRA Real Estate	1,685,331	—	1,685,331
ULTRA Semiconductors	2,139,549	—	2,139,549

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRA Technology	$1,852,476	—	$1,852,476
ULTRA Telecommunications	129,756	—	129,756
ULTRA Utilities	1,300,435	—	1,300,435
SHORT QQQ®	1,604,409	—	1,604,409
SHORT Dow30SM	2,894,063	—	2,894,063
SHORT S&P500®	5,494,293	—	5,494,293
SHORT MidCap400	1,014,577	—	1,014,577
SHORT SmallCap600	275,441	—	275,441
SHORT Russell2000	746,634	—	746,634
ULTRASHORT QQQ®	30,365,928	—	30,365,928
ULTRASHORT Dow30SM	42,152,241	—	42,152,241
ULTRASHORT S&P500®	171,060,888	—	171,060,888
ULTRASHORT MidCap400	4,083,703	—	4,083,703
ULTRASHORT SmallCap600	998,698	—	998,698
ULTRASHORT Russell2000	13,206,912	—	13,206,912
ULTRASHORT Russell1000 Value	108,052	—	108,052
ULTRASHORT Russell1000 Growth	316,751	—	316,751
ULTRASHORT Russell MidCap Value	148,576	—	148,576
ULTRASHORT Russell MidCap Growth	162,288	—	162,288
ULTRASHORT Russell2000 Value	639,929	—	639,929
ULTRASHORT Russell2000 Growth	605,611	—	605,611
SHORT Financials	50,456	—	50,456
SHORT Oil & Gas	38,441	—	38,441
ULTRASHORT Basic Materials	2,693,863	—	2,693,863
ULTRASHORT Consumer Goods	526,632	—	526,632
ULTRASHORT Consumer Services	2,170,290	—	2,170,290
ULTRASHORT Financials	17,064,335	—	17,064,335
ULTRASHORT Health Care	239,612	—	239,612
ULTRASHORT Industrials	677,727	—	677,727
ULTRASHORT Oil & Gas	58,418,685	—	58,418,685
ULTRASHORT Real Estate	9,223,976	—	9,223,976
ULTRASHORT Semiconductors	366,531	—	366,531
ULTRASHORT Technology	690,835	—	690,835
ULTRASHORT Telecommunications	55,158	—	55,158
ULTRASHORT Utilities	236,113	—	236,113
SHORT MSCI EAFE	305,844	—	305,844
SHORT MSCI Emerging Markets	533,903	—	533,903
ULTRASHORT MSCI EAFE	1,196,024	—	1,196,024
ULTRASHORT MSCI Emerging Markets	16,505,144	—	16,505,144
ULTRASHORT MSCI Japan	285,972	—	285,972
ULTRASHORT FTSE/Xinhua China 25	5,870,064	—	5,870,064
ULTRASHORT 7-10 Year Treasury	256,080	—	256,080
ULTRASHORT 20+ Year Treasury	843,693	—	843,693

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

At October 31, 2008, the Funds' tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRA QQQ®	—	—	$(370,458,053)	$(218,669,214)
ULTRA Dow30SM	$651,814	—	(115,862,986)	(58,070,756)
ULTRA S&P500®	—	—	(401,495,613)	(245,814,276)
ULTRA MidCap400	—	—	(28,941,997)	(22,758,978)
ULTRA SmallCap600	12,509	—	(8,968,811)	(8,648,132)
ULTRA Russell2000	97,855	—	(53,931,982)	(57,340,388)
ULTRA Russell1000 Value	16,502	—	(7,047,533)	(2,723,766)
ULTRA Russell1000 Growth	—	—	(6,712,676)	(4,974,519)
ULTRA Russell MidCap Value	—	—	(5,885,138)	(1,589,677)
ULTRA Russell MidCap Growth	—	—	(9,575,870)	(2,803,703)
ULTRA Russell2000 Value	4,325	—	(7,594,206)	(2,907,107)
ULTRA Russell2000 Growth	—	—	(7,690,674)	(2,158,758)
ULTRA Basic Materials	88,932	—	(17,760,290)	(10,869,347)
ULTRA Consumer Goods	16,888	—	(1,220,447)	(51)
UTLRA Consumer Services	—	—	(2,808,707)	(1,296,027)
ULTRA Financials	—	—	(959,770,428)	(673,749,999)
ULTRA Health Care	—	—	(6,475,018)	(4,405,036)
ULTRA Industrials	24,263	—	(2,472,714)	(1,728,053)
ULTRA Oil & Gas	—	—	(50,312,715)	(82,920,926)
ULTRA Real Estate	—	—	(37,318,955)	(13,917,328)
ULTRA Semiconductors	—	—	(25,351,357)	(11,037,383)
ULTRA Technology	—	—	(18,015,490)	(17,527,187)
ULTRA Telecommunications	18,745	—	(2,651,560)	(1,437,125)
ULTRA Utilities	39,447	—	(3,780,785)	(2,885,072)
SHORT QQQ®	4,857,257	$248,327	—	—
SHORT Dow30SM	20,334,270	644,258	—	—
SHORT S&P500®	57,351,304	184,764	—	—
SHORT MidCap400	3,831,811	407,411	—	—
SHORT SmallCap600	7,266,783	—	—	—
SHORT Russell2000	16,407,383	179,153	—	—
ULTRASHORT QQQ®	104,079,878	—	—	—
ULTRASHORT Dow30SM	139,678,614	—	—	—
ULTRASHORT S&P500®	386,940,019	—	—	—
ULTRASHORT MidCap400	23,260,891	—	—	—

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRASHORT SmallCap600	$10,792,861	—	—	—
ULTRASHORT Russell2000	133,518,103	—	—	—
ULTRASHORT Russell1000 Value	2,158,640	—	—	—
ULTRASHORT Russell1000 Growth	7,425,631	—	—	—
ULTRASHORT Russell MidCap Value	4,496,613	—	—	—
ULTRASHORT Russell MidCap Growth	4,034,603	—	—	—
ULTRASHORT Russell2000 Value	2,291,569	—	—	—
ULTRASHORT Russell2000 Growth	8,174,999	—	—	—
SHORT Financials	1,805,528	—	—	—
SHORT Oil & Gas	1,823,555	—	—	—
ULTRASHORT Basic Materials	45,864,172	—	—	—
ULTRASHORT Consumer Goods	8,488,762	—	—	—
ULTRASHORT Consumer Services	38,162,510	—	—	—
ULTRASHORT Financials	—	—	—	—
ULTRASHORT Health Care	4,449,637	—	—	—
ULTRASHORT Industrials	39,519,604	—	—	—
ULTRASHORT Oil & Gas	75,696,956	—	—	—
ULTRASHORT Real Estate	100,188,744	—	—	—
ULTRASHORT Semiconductors	12,716,081	—	—	—
ULTRASHORT Technology	19,878,347	—	—	—
ULTRASHORT Telecommunications	3,207,853	—	—	—
ULTRASHORT Utilities	10,305,421	—	—	—
SHORT MSCI EAFE	8,530,601	—	—	—
SHORT MSCI Emerging Markets	2,875,899	—	—	—
ULTRASHORT MSCI EAFE	18,091,171	—	—	—
ULTRASHORT MSCI Emerging Markets	—	—	—	—
ULTRASHORT MSCI Japan	1,824,093	—	—	—
ULTRASHORT FTSE/Xinhua China 25	—	—	—	—
ULTRASHORT 7-10 Year Treasury	3,260	—	$(5,030,158)	—
ULTRASHORT 20+ Year Treasury	—	—	(45,632,259)	—

For the tax year ended October 31, 2008, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date:

Fund	Expiring October 31, 2015	Expiring October 31, 2016
ULTRA QQQ®	—	$370,458,053
ULTRA Dow30SM	—	115,862,986
ULTRA S&P500®	—	401,495,613

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Expiring October 31, 2015	Expiring October 31, 2016
ULTRA MidCap400	—	$28,941,997
ULTRA SmallCap600	—	8,968,811
ULTRA Russell2000	—	53,931,982
ULTRA Russell1000 Value	—	7,047,533
ULTRA Russell1000 Growth	—	6,712,676
ULTRA Russell MidCap Value	—	5,885,138
ULTRA Russell MidCap Growth	—	9,575,870
ULTRA Russell2000 Value	$984,619	6,609,587
ULTRA Russell2000 Growth	—	7,690,674
ULTRA Basic Materials	—	17,760,290
ULTRA Consumer Goods	—	1,220,447
UTLRA Consumer Services	291,486	2,517,221
ULTRA Financials	317,962	959,452,466
ULTRA Health Care	—	6,475,018
ULTRA Industrials	—	2,472,714
ULTRA Oil & Gas	—	50,312,715
ULTRA Real Estate	1,156,071	36,162,884
ULTRA Semiconductors	—	25,351,357
ULTRA Technology	—	18,015,490
ULTRA Telecommunications	—	2,651,560
ULTRA Utilities	—	3,780,785
ULTRASHORT 7-10 Year Treasury	—	5,030,158
ULTRASHORT 20+ Year Treasury	—	45,632,259

New Accounting Pronouncements

In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("Amendment") was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund's credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management has evaluated the Amendment and determined that it will have no impact on the Funds' financial statement disclosures.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. Securities Transactions, Related Income and Allocations

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment advisor pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

This expense limitation remains in effect until September 30, 2009, after which it may be terminated or revised.

For the six months ended November 30, 2008, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRA QQQ®	$399,145	—	—
ULTRA Dow30SM	51,807	—	—
ULTRA S&P500®	—	—	—
ULTRA MidCap400	130,260	—	—
ULTRA SmallCap600	87,357	—	—
ULTRA Russell2000	233,929	—	—
ULTRA Russell1000 Value	33,980	$4,531	$55,234
ULTRA Russell1000 Growth	91,717	7,115	—
ULTRA Russell MidCap Value	21,235	2,831	62,810
ULTRA Russell MidCap Growth	45,601	6,080	42,173
ULTRA Russell2000 Value	59,780	7,970	74,465
ULTRA Russell2000 Growth	62,574	8,343	66,116
ULTRA Basic Materials	68,003	—	—
ULTRA Consumer Goods .	37,398	4,986	29,162
UTLRA Consumer Services	21,838	2,912	49,229
ULTRA Financials	—	—	—
ULTRA Health Care	68,999	—	—
ULTRA Industrials	37,782	5,038	34,401
ULTRA Oil & Gas	77,695	—	—
ULTRA Real Estate	71,456	—	—
ULTRA Semiconductors	72,098	—	—
ULTRA Technology	86,972	—	—
ULTRA Telecommunications	30,281	—	—
ULTRA Utilities	68,179	—	—
SHORT QQQ®	77,345	—	—
SHORT Dow30SM	52,156	—	—
SHORT S&P500®	—	—	—

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
SHORT MidCap400	$47,171	—	—
SHORT SmallCap600	51,952	—	—
SHORT Russell2000	66,665	—	—
ULTRASHORT QQQ®	389,552	—	—
ULTRASHORT Dow30SM	35,847	—	—
ULTRASHORT S&P500®	—	—	—
ULTRASHORT MidCap400	22,452	—	—
ULTRASHORT SmallCap600	35,682	—	—
ULTRASHORT Russell2000	257,856	—	—
ULTRASHORT Russell1000 Value	56,252	—	—
ULTRASHORT Russell1000 Growth	54,793	—	—
ULTRASHORT Russell MidCap Value	32,001	$4,267	$20,241
ULTRASHORT Russell MidCap Growth	56,158	—	—
ULTRASHORT Russell2000 Value	56,695	—	—
ULTRASHORT Russell2000 Growth	57,437	—	—
SHORT Financials	41,760	—	—
SHORT Oil & Gas	33,447	—	—
ULTRASHORT Basic Materials	32,987	—	—
ULTRASHORT Consumer Goods	50,646	—	—
ULTRASHORT Consumer Services	42,698	—	—
ULTRASHORT Financials	—	—	—
ULTRASHORT Health Care	56,084	1,755	—
ULTRASHORT Industrials	48,651	—	—
ULTRASHORT Oil & Gas	—	—	—
ULTRASHORT Real Estate	—	—	—
ULTRASHORT Semiconductors	50,620	—	—
ULTRASHORT Technology	48,795	—	—
ULTRASHORT Telecommunications	28,800	—	—
ULTRASHORT Utilities	53,888	—	—
SHORT MSCI EAFE	56,616	—	—
SHORT MSCI Emerging Markets	63,755	—	—
ULTRASHORT MSCI EAFE	43,646	—	—
ULTRASHORT MSCI Emerging Markets	121,734	—	—
ULTRASHORT MSCI Japan	83,052	—	—
ULTRASHORT FTSE/Xinhua China 25	160,123	—	—
ULTRASHORT 7-10 Year Treasury	54,776	—	—
ULTRASHORT 20+ Year Treasury	44,148	—	—

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Amounts waived or reimbursed by the Advisor in a particular fiscal year may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. As of November 30, 2008, the amounts that the Advisor may potentially recoup are as follows:

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Recoupment
ULTRA QQQ®	$228,566	$669,160	$399,145	$1,296,871
ULTRA Dow30SM	158,554	175,665	51,807	386,026
ULTRA S&P500®	—	74,933	—	74,933
ULTRA MidCap400	209,933	286,266	130,260	626,459
ULTRA SmallCap600	41,031	185,155	87,357	313,543
ULTRA Russell2000	161,781	421,746	233,929	817,456
ULTRA Russell1000 Value	—	138,086	93,745	231,831
ULTRA Russell1000 Growth	—	169,173	98,832	268,005
ULTRA Russell MidCap Value	21,550	124,013	86,876	232,439
ULTRA Russell MidCap Growth	29,898	138,001	93,854	261,753
ULTRA Russell2000 Value	—	214,809	142,215	357,024
ULTRA Russell2000 Growth	—	210,666	137,033	347,699
ULTRA Basic Materials	39,506	104,346	68,003	211,855
ULTRA Consumer Goods	38,119	87,973	71,546	197,638
UTLRA Consumer Services	47,434	88,154	73,979	209,567
ULTRA Financials	—	241,751	60,578	302,329
ULTRA Health Care	37,543	105,375	68,999	211,917
ULTRA Industrials	41,102	100,475	77,221	218,798
ULTRA Oil & Gas	45,444	156,021	77,695	279,160
ULTRA Real Estate	46,989	103,041	71,456	221,486
ULTRA Semiconductors	36,242	115,778	72,098	224,118
ULTRA Technology	42,523	158,319	86,972	287,814
ULTRA Telecommunications	—	40,177	30,281	70,458
ULTRA Utilities	38,375	94,092	68,179	200,646
SHORT QQQ®	164,375	175,126	77,345	416,846
SHORT Dow30SM	154,968	136,313	52,156	343,437
SHORT S&P500®	84,877	68,241	—	153,118
SHORT MidCap400	116,362	101,610	47,171	265,143
SHORT SmallCap600	33,570	72,503	51,952	158,025
SHORT Russell2000	32,031	112,810	66,665	211,506
ULTRASHORT QQQ®	136,708	1,218,267	389,552	1,744,527
ULTRASHORT Dow30SM	143,501	178,085	38,230	359,816
ULTRASHORT S&P500®	—	—	—	—
ULTRASHORT MidCap400	95,012	64,392	22,452	181,856
ULTRASHORT SmallCap600	37,182	83,320	35,682	156,183
ULTRASHORT Russell2000	—	479,976	257,856	737,832
ULTRASHORT Russell1000 Value	27,166	68,549	56,252	151,967

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Recoupment
ULTRASHORT Russell1000 Growth	$27,174	$75,997	$54,793	$157,964
ULTRASHORT Russell MidCap Value	27,187	67,544	56,509	151,240
ULTRASHORT Russell MidCap Growth	28,193	66,332	56,158	150,683
ULTRASHORT Russell2000 Value	27,854	98,279	56,695	182,828
ULTRASHORT Russell2000 Growth	28,943	91,988	57,437	178,368
SHORT Financials	—	—	41,760	41,760
SHORT Oil & Gas	—	—	33,447	33,447
ULTRASHORT Basic Materials	32,123	105,658	32,987	170,768
ULTRASHORT Consumer Goods	32,621	76,732	50,646	159,999
ULTRASHORT Consumer Services	32,412	80,646	42,698	155,757
ULTRASHORT Financials	—	—	—	—
ULTRASHORT Health Care	32,629	72,915	57,839	163,383
ULTRASHORT Industrials	32,149	77,479	48,651	158,279
ULTRASHORT Oil & Gas	—	62,886	50,264	113,150
ULTRASHORT Real Estate	—	139,849	—	139,849
ULTRASHORT Semiconductors	26,324	78,925	50,620	155,869
ULTRASHORT Technology	32,468	72,554	48,795	153,817
ULTRASHORT Telecommunications	—	38,939	28,800	67,739
ULTRASHORT Utilities	32,116	80,644	53,888	166,648
SHORT MSCI EAFE	—	88,988	56,616	145,604
SHORT MSCI Emerging Markets	—	98,166	63,755	161,921
ULTRASHORT MSCI EAFE	—	101,030	43,646	144,676
ULTRASHORT MSCI Emerging Markets	—	46,278	156,479	202,757
ULTRASHORT MSCI Japan	—	127,339	83,052	210,391
ULTRASHORT FTSE/Xinhua China 25	—	293,892	160,123	454,015
ULTRASHORT 7-10 Year Treasury	—	39,350	54,776	94,126
ULTRASHORT 20+ Year Treasury	—	40,250	44,148	84,398

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $65,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $3,000, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $1,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in Creation Units, a bundle of a specified number of shares. Certain funds are permitted to do such transactions on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an authorized participant. Each Fund will impose transaction fees to those investors creating or redeeming creation units.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. The maximum additional variable transaction fee for in-kind and cash purchases and redemptions is 0.10% of the amount invested. Purchasers and redeemers of Creation Units of Ultra Share Funds affected through in-kind transactions are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

Fund	Six Months Ended November 30, 2008	Year Ended May 31, 2008
ULTRA QQQ®	$145,398	$398,553
ULTRA Dow30SM	223,857	86,781
ULTRA S&P500®	352,127	219,860
ULTRA MidCap400	332,379	9,616
ULTRA SmallCap600	8,184	2,771
ULTRA Russell2000	30,269	40,142
ULTRA Russell1000 Value	3,636	—
ULTRA Russell1000 Growth	3,258	6,770
ULTRA Russell MidCap Value	1,941	1,363
ULTRA Russell MidCap Growth	2,741	6,915
ULTRA Russell2000 Value	5,774	673
ULTRA Russell2000 Growth	4,021	801

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Six Months Ended November 30, 2008	Year Ended May 31, 2008
ULTRA Basic Materials	$81,705	$8,714
ULTRA Consumer Goods	2.029	1,818
ULTRA Consumer Services	1,683	—
ULTRA Financials	308,161	247,108
ULTRA Health Care	3,926	2,240
ULTRA Industrials	2,592	1,510
ULTRA Oil & Gas	95,412	36,002
ULTRA Real Estate	61,654	10,680
ULTRA Semiconductors	19,643	19,750
ULTRA Technology	12,297	26,507
ULTRA Telecommunications	2,262	2,310
ULTRA Utilities	3,939	737
SHORT QQQ®	7,040	70,970
SHORT Dow30SM	40,664	58,476
SHORT S&P500®	61,957	104,682
SHORT MidCap400	3,843	11,379
SHORT SmallCap600	1,767	619
SHORT Russell2000	7,530	29,561
ULTRASHORT QQQ®	854,780	1,868,551
ULTRASHORT Dow30SM	239,895	737,418
ULTRASHORT S&P500®	1,006,133	1,973,091
ULTRASHORT MidCap400	50,213	73,669
ULTRASHORT SmallCap600	37,647	35,632
ULTRASHORT Russell2000	447,810	359,401
ULTRASHORT Russell1000 Value	13,362	5,226
ULTRASHORT Russell1000 Growth	12,725	6,905
ULTRASHORT Russell MidCap Value	—	—
ULTRASHORT Russell MidCap Growth	5,558	4,549
ULTRASHORT Russell2000 Value	12,407	24,919
ULTRASHORT Russell2000 Growth	13,870	10,419
SHORT Financials	1,352	—
SHORT Oil & Gas	1,521	—
ULTRASHORT Basic Materials	207,323	123,890
ULTRASHORT Consumer Goods	21,591	7,799
ULTRASHORT Consumer Services	100,646	27,728
ULTRASHORT Financials	1,858,349	917,107
ULTRASHORT Health Care	1,344	—
ULTRASHORT Industrials	46,596	22,322
ULTRASHORT Oil & Gas	765,227	281,515
ULTRASHORT Real Estate	767,190	496,253
ULTRASHORT Semiconductors	20,551	9,956

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Six Months Ended November 30, 2008	Year Ended May 31, 2008
ULTRASHORT Technology	$16,610	$21,175
ULTRASHORT Telecommunications	1,419	2,310
ULTRASHORT Utilities	6,747	14,227
SHORT MSCI EAFE	11,668	4,273
SHORT MSCI Emerging Markets	13,397	6,263
ULTRASHORT MSCI EAFE	116,688	56,405
ULTRASHORT MSCI Emerging Markets	473,580	179,557
ULTRASHORT MSCI Japan	7,171	8,070
ULTRASHORT FTSE/Xinhua China 25	348,984	546,780
ULTRASHORT 7-10 Year Treasury	26,045	6,976
ULTRASHORT 20+ Year Treasury	170,682	19,760

10. Investment Transactions

For the periods ended November 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA QQQ®	$319,420,503	$680,621,068
ULTRA Dow30SM	197,567,304	311,841,492
ULTRA S&P500®	593,416,732	830,279,689
ULTRA MidCap400	82,950,012	101,045,599
ULTRA SmallCap600	35,326,297	30,972,545
ULTRA Russell2000	212,048,082	221,879,938
ULTRA Russell1000 Value	16,997,244	8,662,513
ULTRA Russell1000 Growth	17,334,013	19,124,726
ULTRA Russell Mid Cap Value	7,706,003	7,306,390
ULTRA Russell Mid Cap Growth	17,051,648	14,233,919
ULTRA Russell2000 Value	28,251,603	14,325,671
ULTRA Russell2000 Growth	16,675,322	22,948,529
ULTRA Basic Materials	203,374,890	92,944,344
ULTRA Consumer Goods	9,312,246	4,100,563
ULTRA Consumer Services	5,160,851	5,065,903
ULTRA Financials	1,577,931,399	2,769,991,267
ULTRA Health Care	32,374,298	18,544,564
ULTRA Industrials	12,042,095	6,692,746
ULTRA Oil & Gas	489,739,047	505,008,357
ULTRA Real Estate	166,001,674	75,546,040
ULTRA Semiconductors	46,425,455	72,880,783
ULTRA Technology	77,672,762	68,112,058
ULTRA Telecommunications	7,533,760	8,428,717
ULTRA Utilities	14,970,147	11,360,214

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the six months ended November 30, 2008, the fair value of the cash and securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ULTRA QQQ®	$483,721,530	$22,678,253
ULTRA Dow30SM	155,794,779	4,055,392
ULTRA S&P500®	797,300,772	13,386,739
ULTRA MidCap400	36,809,588	6,232,569
ULTRA Russell2000	35,234,097	3,552,151
ULTRA Russell1000 Growth	8,890,070	1,036,040
ULTRA Russell MidCap Growth	3,827,145	295,745
ULTRA Russell2000 Value	7,215,413	357,874
ULTRA Financials	1,766,988,474	191,527,559
ULTRA Oil & Gas	604,271,242	60,211,341
ULTRA Real Estate	4,523,795	635,721
ULTRA Semiconductors	58,657,449	5,029,770
ULTRA Technology	43,883,575	2,277,780

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended November 30, 2008, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ULTRA QQQ®	$1,912,269,479
ULTRA Dow30SM	881,956,170
ULTRA S&P500®	3,734,003,334
ULTRA MidCap400	78,307,846
ULTRA SmallCap600	20,091,133
ULTRA Russell2000	242,826,348
ULTRA Russell1000 Value	4,774,503
ULTRA Russell1000 Growth	1,974,629
ULTRA MidCap Value	6,270,744
ULTRA Russell2000 Value	3,139,340
ULTRA Russell2000 Growth	11,808,391
ULTRA Basic Materials	161,863,548
ULTRA Consumer Services	6,391,746
ULTRA Financials	4,829,423,265
ULTRA Health Care	19,328,411
ULTRA Oil & Gas	1,079,572,996

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Fund	Fair Value
ULTRA Real Estate	$7,358,999
ULTRA Semiconductors	51,739,509
ULTRA Technology	20,148,712
ULTRA Utilities	12,252,955

12. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage on Fund performance.

Concentration Risk

Each Ultra Sector and Short Sector, Ultra Russell2000 Growth and UltraShort FTSE/ Xinhua China 25 will typically concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund's daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2008 (Unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds' exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

13. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

14. Credit Risk

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. The Funds believe that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, management estimates the full amounts owed to the Funds to be recoverable from the Potential Paying Parties and/or the Advisor.

15. Subsequent Event

Effective January 15, 2009, the name of the following Funds changed as below.

NEW NAME	OLD NAME
ProShares UltraShort 7-10 Year Treasury	ProShares UltraShort Lehman 7-10 Year Treasury

ProShares UltraShort 20+ Year Treasury	ProShares UltraShort Lehman 20+ Year Treasury

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund, dated December 14, 2005 ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2009. After such date, the expense waiver and reimbursement may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

At a meeting held on December 16, 2008, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. The Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Non-Interested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how Fund brokerage would be allocated. Finally, the Board reviewed the proposed compliance activities of the Advisor. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide appropriately high quality services to the Funds consistent with the terms of the Advisory Agreement, and that the expected high quality of services will benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and did not provide any inappropriate incentives, and that the Advisor's brokerage practices were reasonable.

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that there are few similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided a comprehensive presentation for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage or portfolio management in the usual sense. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs to investors to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Non-Interested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds' expected asset volatility may offset such economies. In addition, the Advisor discussed with the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the extended period associated with the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board and the Non-Interested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Proxy Voting Information

You may obtain a description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the EDGAR Database on the SEC's Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ProShares®

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125

www.proshares.com

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by Proshares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in Proshares.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to Registrant.

Item 6. Schedule of Investments

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 86.2%
	Consumer Discretionary - 6.9%

33,671	Abercrombie & Fitch Co., Class A	$650,860
123,615	Amazon.com, Inc.*	5,278,361
41,068	Apollo Group, Inc., Class A*	3,155,665
41,671	AutoNation, Inc.*	355,870
14,823	Autozone, Inc.*	1,618,968
100,714	Bed Bath & Beyond, Inc.*	2,043,487
130,663	Best Buy Co., Inc.	2,706,031
31,692	Big Lots, Inc.*	555,244
23,125	Black & Decker Corp.	981,425
168,986	Carnival Corp.	3,548,706
262,942	CBS Corp., Class B	1,751,194
47,795	Centex Corp.	437,802
130,258	Coach, Inc.*	2,331,618
1,128,595	Comcast Corp., Class A	19,569,837
54,336	Darden Restaurants, Inc.	993,806
211,291	DIRECTV Group, Inc. (The)*	4,650,515
106,509	DR Horton, Inc.	731,717
103,866	Eastman Kodak Co.	786,266
80,889	Expedia, Inc.*	679,468
54,017	Family Dollar Stores, Inc.	1,500,592
874,628	Ford Motor Co.*	2,352,749
58,034	Fortune Brands, Inc.	2,193,685
63,148	GameStop Corp., Class A*	1,379,784
88,274	Gannett Co., Inc.	768,867
181,607	Gap, Inc. (The)	2,364,523
217,847	General Motors Corp.	1,141,518
62,606	Genuine Parts Co.	2,451,025
93,331	Goodyear Tire & Rubber Co. (The)*	600,118
126,846	H&R Block, Inc.	2,426,564
91,010	Harley-Davidson, Inc.	1,548,080
22,690	Harman International Industries, Inc.	341,485
48,603	Hasbro, Inc.	1,302,560
656,879	Home Depot, Inc.	15,180,474
119,736	International Game Technology	1,282,373
184,227	Interpublic Group of Cos., Inc.*	753,488
85,861	JC Penney Co., Inc.	1,630,500
229,649	Johnson Controls, Inc.	4,055,601
32,290	Jones Apparel Group, Inc.	165,648
29,149	KB Home	339,003
117,769	Kohl’s Corp.*	3,846,336
62,153	Leggett & Platt, Inc.	907,434
54,721	Lennar Corp., Class A	389,066
36,632	Liz Claiborne, Inc.	104,401
566,889	Lowe’s Cos., Inc.	11,711,927
110,427	Ltd Brands, Inc.	1,028,075
162,670	Macy’s, Inc.	1,207,011
114,227	Marriott International, Inc., Class A	1,917,871
139,462	Mattel, Inc.	1,906,446
434,976	McDonald’s Corp.	25,554,840
122,809	McGraw-Hill Cos., Inc. (The)	3,070,225
13,982	Meredith Corp.	225,670
45,041	New York Times Co. (The), Class A	339,609
107,211	Newell Rubbermaid, Inc.	1,432,339
887,933	News Corp., Class A	7,014,671
151,752	Nike, Inc., Class B	8,080,794
61,617	Nordstrom, Inc.	700,585
106,313	Office Depot, Inc.*	209,437
123,343	Omnicom Group, Inc.	3,489,374
21,976	Polo Ralph Lauren Corp.	949,363
82,606	Pulte Homes, Inc.	879,754
50,706	RadioShack Corp.	499,454
34,701	Scripps Networks Interactive, Inc., Class A	964,341
21,991	Sears Holdings Corp.*	797,174
38,133	Sherwin-Williams Co. (The)	2,247,178
22,225	Snap-On, Inc.	801,211
30,403	Stanley Works (The)	966,511
275,033	Staples, Inc.	4,774,573
282,598	Starbucks Corp.*	2,523,600
72,233	Starwood Hotels & Resorts Worldwide, Inc.	1,217,848
291,864	Target Corp.	9,853,329
48,004	Tiffany & Co.	949,999
1,385,701	Time Warner, Inc.	12,540,594
162,186	TJX Cos., Inc.	3,701,085
33,708	VF Corp.	1,762,591
240,109	Viacom, Inc., Class B*	3,822,535
725,719	Walt Disney Co. (The)	16,343,192
2,396	Washington Post Co. (The), Class B	948,576
28,796	Whirlpool Corp.	1,133,987
68,631	Wyndham Worldwide Corp.	328,056
23,759	Wynn Resorts Ltd.*	946,083
181,262	Yum! Brands, Inc.	4,883,198
		243,575,820
	Consumer Staples - 11.3%

796,598	Altria Group, Inc.	12,809,296
249,228	Archer-Daniels-Midland Co.	6,823,863
164,706	Avon Products, Inc.	3,475,297
37,938	Brown-Forman Corp., Class B	1,665,099
81,981	Campbell Soup Co.	2,627,491
53,450	Clorox Co.	3,162,102
768,847	Coca-Cola Co. (The)	36,035,859
122,591	Coca-Cola Enterprises, Inc.	1,125,385
195,552	Colgate-Palmolive Co.	12,724,569
175,179	ConAgra Foods, Inc.	2,583,890
74,991	Constellation Brands, Inc., Class A*	956,885
168,177	Costco Wholesale Corp.	8,656,070
555,062	CVS/Caremark Corp.	16,057,944
58,915	Dean Foods Co.*	857,802
98,066	Dr Pepper Snapple Group, Inc.*	1,582,785
44,403	Estee Lauder Cos., Inc. (The), Class A	1,238,844
129,967	General Mills, Inc.	8,210,015
64,120	Hershey Co. (The)	2,308,320
120,796	HJ Heinz Co.	4,691,717
45,596	JM Smucker Co. (The)	2,068,690
96,825	Kellogg Co.	4,205,110
160,555	Kimberly-Clark Corp.	9,278,473
587,138	Kraft Foods, Inc., Class A	15,976,025
253,271	Kroger Co. (The)	7,005,476
67,278	Lorillard, Inc.	4,065,609
49,872	McCormick & Co., Inc. (Non-Voting)	1,484,689
58,247	Molson Coors Brewing Co., Class B	2,590,244
52,841	Pepsi Bottling Group, Inc.	955,894
605,464	PepsiCo, Inc.	34,329,809
797,167	Philip Morris International, Inc.	33,608,561
1,158,532	Procter & Gamble Co.	74,551,534
65,759	Reynolds American, Inc.	2,701,380
168,326	Safeway, Inc.	3,669,507
273,229	Sara Lee Corp.	2,508,242
82,074	SUPERVALU, Inc.	977,501

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
232,815	SYSCO Corp.	$5,459,512
116,001	Tyson Foods, Inc., Class A	778,367
57,026	UST, Inc.	3,920,537
382,832	Walgreen Co.	9,471,264
867,250	Wal-Mart Stores, Inc.	48,461,930
54,267	Whole Foods Market, Inc.	574,145
		396,235,732
	Energy - 12.3%

181,155	Anadarko Petroleum Corp.	7,436,413
129,339	Apache Corp.	9,997,905
119,155	Baker Hughes, Inc.	4,150,169
113,827	BJ Services Co.	1,364,786
39,949	Cabot Oil & Gas Corp.	1,197,272
84,168	Cameron International Corp.*	1,775,945
201,667	Chesapeake Energy Corp.	3,464,639
794,632	Chevron Corp.	62,783,874
587,741	ConocoPhillips	30,868,157
70,886	CONSOL Energy, Inc.	2,053,567
170,895	Devon Energy Corp.	12,362,544
271,179	El Paso Corp.	2,004,013
55,375	ENSCO International, Inc.	1,794,704
96,259	EOG Resources, Inc.	8,183,940
2,008,804	Exxon Mobil Corp.	161,005,642
339,083	Halliburton Co.	5,967,861
109,408	Hess Corp.	5,912,408
272,851	Marathon Oil Corp.	7,143,239
32,679	Massey Energy Co.	510,446
73,639	Murphy Oil Corp.	3,243,798
108,356	Nabors Industries Ltd.*	1,571,162
161,416	National Oilwell Varco, Inc.*	4,566,459
104,091	Noble Corp.	2,788,598
66,755	Noble Energy, Inc.	3,489,951
316,031	Occidental Petroleum Corp.	17,109,918
105,195	Peabody Energy Corp.	2,464,719
46,307	Pioneer Natural Resources Co.	929,845
59,908	Range Resources Corp.	2,484,385
43,748	Rowan Cos., Inc.	759,028
463,916	Schlumberger Ltd.	23,539,098
83,602	Smith International, Inc.	2,444,522
132,723	Southwestern Energy Co.*	4,561,689
237,794	Spectra Energy Corp.	3,866,530
45,211	Sunoco, Inc.	1,796,685
53,367	Tesoro Corp.	490,443
123,440	Transocean, Inc.*	8,255,667
202,304	Valero Energy Corp.	3,712,278
263,251	Weatherford International Ltd.*	3,361,715
222,840	Williams Cos., Inc.	3,614,465
212,465	XTO Energy, Inc.	8,124,662
		433,153,141
	Financials - 11.5%

184,233	Aflac, Inc.	8,529,988
209,475	Allstate Corp. (The)	5,329,044
80,110	American Capital Ltd.	339,666
448,439	American Express Co.	10,453,113
1,039,917	American International Group, Inc.	2,090,233
83,826	Ameriprise Financial, Inc.	1,547,428
107,417	AON Corp.	4,865,990
33,067	Apartment Investment & Management Co., Class A (REIT)	379,278
45,855	Assurant, Inc.	998,263
29,750	AvalonBay Communities, Inc. (REIT)	1,804,932
1,939,686	Bank of America Corp.	31,519,898
443,261	Bank of New York Mellon Corp. (The)	13,390,915
212,535	BB&T Corp.	6,369,674
46,372	Boston Properties, Inc. (REIT)	2,476,265
145,330	Capital One Financial Corp.	5,000,805
82,967	CB Richard Ellis Group, Inc., Class A*	378,330
360,795	Charles Schwab Corp. (The)	6,613,372
139,475	Chubb Corp.	7,163,436
62,851	Cincinnati Financial Corp.	1,837,763
110,417	CIT Group, Inc.	368,793
2,105,987	Citigroup, Inc.	17,458,632
26,003	CME Group, Inc.	5,511,336
58,260	Comerica, Inc.	1,313,763
46,509	Developers Diversified Realty Corp. (REIT)	223,243
185,413	Discover Financial Services	1,896,775
207,803	E*Trade Financial Corp.*	280,534
104,762	Equity Residential (REIT)	3,187,908
34,027	Federated Investors, Inc., Class B	675,436
223,377	Fifth Third Bancorp	2,135,484
78,025	First Horizon National Corp.	834,087
58,881	Franklin Resources, Inc.	3,577,021
167,511	Genworth Financial, Inc., Class A	242,891
168,101	Goldman Sachs Group, Inc. (The)	13,278,298
116,534	Hartford Financial Services Group, Inc.	984,712
97,314	HCP, Inc. (REIT)	2,011,480
200,911	Host Hotels & Resorts, Inc. (REIT)	1,510,851
200,998	Hudson City Bancorp, Inc.	3,358,677
141,584	Huntington Bancshares, Inc./OH	1,132,672
29,197	IntercontinentalExchange, Inc.*	2,148,899
149,536	Invesco Ltd.	1,876,677
61,758	Janus Capital Group, Inc.	503,328
1,424,883	JPMorgan Chase & Co.	45,111,796
191,325	Keycorp	1,794,628
87,833	Kimco Realty Corp. (REIT)	1,242,837
54,887	Legg Mason, Inc.	989,064
68,390	Leucadia National Corp.	1,337,025
99,342	Lincoln National Corp.	1,363,966
140,016	Loews Corp.	3,835,038
29,793	M&T Bank Corp.	1,914,200
198,447	Marsh & McLennan Cos., Inc.	5,060,399
100,359	Marshall & Ilsley Corp.	1,550,547
75,644	MBIA, Inc.	442,517
592,333	Merrill Lynch & Co., Inc.	7,830,642
294,582	MetLife, Inc.	8,472,178
76,353	Moody’s Corp.	1,657,624
428,915	Morgan Stanley	6,326,496
52,575	Nasdaq OMX Group, Inc. (The)*	1,130,362
809,434	National City Corp.	1,626,962
85,421	Northern Trust Corp.	3,919,970
102,820	NYSE Euronext	2,448,144
134,214	People’s United Financial, Inc.	2,559,461
66,147	Plum Creek Timber Co., Inc. (REIT)	2,354,172
134,039	PNC Financial Services Group, Inc.	7,073,238
100,240	Principal Financial Group, Inc.	1,384,314
261,235	Progressive Corp. (The)	3,923,750
101,473	Prologis (REIT)	388,642

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
165,083	Prudential Financial, Inc.	$3,582,301
48,464	Public Storage (REIT)	3,387,149
268,669	Regions Financial Corp.	2,737,737
86,968	Simon Property Group, Inc. (REIT)	4,130,980
180,772	SLM Corp.*	1,664,910
210,179	Sovereign Bancorp, Inc.*	519,142
166,950	State Street Corp.	7,030,264
136,768	SunTrust Banks, Inc.	4,339,649
100,065	T. Rowe Price Group, Inc.	3,423,224
33,753	Torchmark Corp.	1,220,171
228,538	Travelers Cos., Inc. (The)	9,975,684
673,673	U.S. Bancorp	18,175,698
133,613	Unum Group	1,990,834
53,006	Vornado Realty Trust (REIT)	2,833,171
834,926	Wachovia Corp.	4,692,284
1,437,411	Wells Fargo & Co.	41,526,804
120,272	XL Capital Ltd., Class A	604,968
44,341	Zions Bancorporation	1,414,034
		404,586,866
	Health Care - 12.1%

596,174	Abbott Laboratories	31,233,556
182,449	Aetna, Inc.	3,981,037
118,908	Allergan, Inc.	4,480,453
61,361	AmerisourceBergen Corp.	1,923,667
409,167	Amgen, Inc.*	22,725,135
42,125	Barr Pharmaceuticals, Inc.*	2,754,554
242,764	Baxter International, Inc.	12,842,216
94,186	Becton Dickinson & Co.	5,983,637
112,322	Biogen Idec, Inc.*	4,752,344
580,343	Boston Scientific Corp.*	3,580,716
765,659	Bristol-Myers Squibb Co.	15,849,141
138,938	Cardinal Health, Inc.	4,518,264
175,976	Celgene Corp.*	9,168,350
26,319	Cephalon, Inc.*	1,933,920
106,257	Cigna Corp.	1,286,772
57,268	Coventry Health Care, Inc.*	714,132
194,036	Covidien Ltd.	7,150,227
38,420	CR Bard, Inc.	3,151,593
40,418	DaVita, Inc.*	2,031,004
57,498	Dentsply International, Inc.	1,499,548
386,930	Eli Lilly & Co.	13,213,659
95,394	Express Scripts, Inc.*	5,486,109
117,900	Forest Laboratories, Inc.*	2,850,822
103,948	Genzyme Corp.*	6,654,751
355,784	Gilead Sciences, Inc.*	15,935,565
61,605	Hospira, Inc.*	1,849,998
65,290	Humana, Inc.*	1,973,717
70,326	IMS Health, Inc.	924,787
15,067	Intuitive Surgical, Inc.*	1,996,830
1,080,755	Johnson & Johnson	63,310,628
95,336	King Pharmaceuticals, Inc.*	916,179
43,040	Laboratory Corp. of America Holdings*	2,727,014
66,735	Life Technologies Corp.*	1,741,784
106,705	McKesson Corp.	3,728,273
195,537	Medco Health Solutions, Inc.*	8,212,554
436,362	Medtronic, Inc.	13,317,768
828,596	Merck & Co., Inc.	22,140,085
21,361	Millipore Corp.*	1,082,148
117,740	Mylan, Inc.*	1,107,933
35,237	Patterson Cos., Inc.*	663,160
46,244	PerkinElmer, Inc.	835,167
2,607,141	Pfizer, Inc.	42,835,327
61,189	Quest Diagnostics, Inc.	2,849,572
628,749	Schering-Plough Corp.	10,569,271
132,191	St. Jude Medical, Inc.*	3,705,314
95,657	Stryker Corp.	3,722,970
160,387	Tenet Healthcare Corp.*	194,068
162,017	Thermo Fisher Scientific, Inc.*	5,780,767
470,957	UnitedHealth Group, Inc.	9,894,807
48,301	Varian Medical Systems, Inc.*	1,949,428
38,269	Waters Corp.*	1,577,831
40,446	Watson Pharmaceuticals, Inc.*	960,592
197,757	WellPoint, Inc.*	7,040,149
515,770	Wyeth	18,572,878
87,048	Zimmer Holdings, Inc.*	3,248,631
		425,130,802
	Industrials - 9.5%

270,298	3M Co.	18,091,045
131,069	Allied Waste Industries, Inc.*	1,407,681
41,189	Avery Dennison Corp.	1,280,978
286,277	Boeing Co.	12,203,989
109,257	Burlington Northern Santa Fe Corp.	8,370,179
235,404	Caterpillar, Inc.	9,649,210
65,767	CH Robinson Worldwide, Inc.	3,359,378
51,147	Cintas Corp.	1,228,551
67,307	Cooper Industries Ltd., Class A	1,624,791
157,664	CSX Corp.	5,871,407
78,432	Cummins, Inc.	2,006,291
98,689	Danaher Corp.	5,491,056
165,086	Deere & Co.	5,746,644
72,598	Dover Corp.	2,165,598
64,322	Eaton Corp.	2,980,681
300,103	Emerson Electric Co.	10,770,697
49,631	Equifax, Inc.	1,263,109
82,352	Expeditors International of Washington, Inc.	2,753,027
49,985	Fastenal Co.	1,924,922
120,436	FedEx Corp.	8,508,803
22,201	Flowserve Corp.	1,117,376
69,283	Fluor Corp.	3,155,148
153,672	General Dynamics Corp.	7,940,232
4,059,292	General Electric Co.	69,698,044
48,411	Goodrich Corp.	1,629,030
287,882	Honeywell International, Inc.	8,020,393
154,647	Illinois Tool Works, Inc.	5,276,556
123,227	Ingersoll-Rand Co., Ltd., Class A	1,932,199
70,272	ITT Corp.	2,941,586
47,303	Jacobs Engineering Group, Inc.*	2,117,755
46,998	L-3 Communications Holdings, Inc.	3,156,856
128,755	Lockheed Martin Corp.	9,928,298
50,316	Manitowoc Co., Inc. (The)	396,490
139,299	Masco Corp.	1,334,484
47,992	Monster Worldwide, Inc.*	550,468
145,102	Norfolk Southern Corp.	7,178,196
130,532	Northrop Grumman Corp.	5,345,285
140,545	PACCAR, Inc.	3,916,989
46,400	Pall Corp.	1,276,464
64,813	Parker Hannifin Corp.	2,662,518
80,381	Pitney Bowes, Inc.	1,986,215
53,870	Precision Castparts Corp.	3,377,649
81,206	R.R. Donnelley & Sons Co.	1,036,189
161,272	Raytheon Co.	7,870,074
60,253	Robert Half International, Inc.	1,258,685
56,370	Rockwell Automation, Inc.	1,755,925
61,649	Rockwell Collins, Inc.	2,100,998
21,783	Ryder System, Inc.	782,228

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
283,862	Southwest Airlines Co.	$2,455,406
32,977	Stericycle, Inc.*	1,889,582
96,147	Textron, Inc.	1,464,319
183,641	Tyco International Ltd.	3,838,097
196,954	Union Pacific Corp.	9,855,578
389,853	United Parcel Service, Inc., Class B	22,455,533
372,942	United Technologies Corp.	18,098,875
189,694	Waste Management, Inc.	5,539,065
25,026	WW Grainger, Inc.	1,766,085
		333,802,907
	Information Technology - 13.0%

205,136	Adobe Systems, Inc.*	4,750,950
234,873	Advanced Micro Devices, Inc.*	554,300
37,598	Affiliated Computer Services, Inc., Class A*	1,520,839
138,229	Agilent Technologies, Inc.*	2,602,852
65,386	Akamai Technologies, Inc.*	802,286
116,330	Altera Corp.	1,711,214
68,385	Amphenol Corp., Class A	1,587,900
112,403	Analog Devices, Inc.	1,922,091
342,580	Apple, Inc.*	31,746,889
518,963	Applied Materials, Inc.	4,971,666
86,989	Autodesk, Inc.*	1,443,148
196,884	Automatic Data Processing, Inc.	8,084,057
73,526	BMC Software, Inc.*	1,835,209
170,704	Broadcom Corp., Class A*	2,613,478
152,291	CA, Inc.	2,564,580
34,912	Ciena Corp.*	258,349
2,284,610	Cisco Systems, Inc.*	37,787,449
70,543	Citrix Systems, Inc.*	1,880,676
112,752	Cognizant Technology Solutions Corp., Class A*	2,164,838
58,486	Computer Sciences Corp.*	1,629,420
98,580	Compuware Corp.*	625,983
47,052	Convergys Corp.*	295,957
610,252	Corning, Inc.	5,498,371
674,073	Dell, Inc.*	7,529,395
422,516	eBay, Inc.*	5,547,635
123,352	Electronic Arts, Inc.*	2,351,089
800,824	EMC Corp.*	8,464,710
73,395	Fidelity National Information Services, Inc.	1,260,926
63,402	Fiserv, Inc.*	2,164,544
92,411	Google, Inc., Class A*	27,072,727
51,830	Harris Corp.	1,807,830
947,186	Hewlett-Packard Co.	33,416,722
2,174,312	Intel Corp.	30,005,506
523,968	International Business Machines Corp.	42,755,789
124,165	Intuit, Inc.*	2,751,496
81,220	Jabil Circuit, Inc.	534,428
82,915	JDS Uniphase Corp.*	225,529
210,218	Juniper Networks, Inc.*	3,653,589
66,979	Kla-Tencor Corp.	1,259,875
30,327	Lexmark International, Inc., Class A*	793,961
85,625	Linear Technology Corp.	1,708,219
248,953	LSI Corp.*	667,194
27,902	Mastercard, Inc., Class A	4,054,161
87,331	MEMC Electronic Materials, Inc.*	1,311,712
71,193	Microchip Technology, Inc.	1,317,071
294,308	Micron Technology, Inc.*	806,404
3,036,925	Microsoft Corp.	61,406,624
55,101	Molex, Inc.	749,374
876,190	Motorola, Inc.	3,776,379
75,413	National Semiconductor Corp.	829,543
126,667	NetApp, Inc.*	1,710,004
133,510	Novell, Inc.*	607,470
38,339	Novellus Systems, Inc.*	475,020
215,281	NVIDIA Corp.*	1,608,149
1,515,536	Oracle Corp.*	24,384,974
124,098	Paychex, Inc.	3,507,009
50,724	QLogic Corp.*	538,689
634,626	QUALCOMM, Inc.	21,304,395
40,274	Salesforce.com, Inc.*	1,152,642
86,954	SanDisk Corp.*	695,632
291,198	Sun Microsystems, Inc.*	923,098
324,466	Symantec Corp.*	3,903,326
153,804	Tellabs, Inc.*	641,363
69,070	Teradata Corp.*	927,610
65,277	Teradyne, Inc.*	247,400
506,990	Texas Instruments, Inc.	7,893,834
76,473	Total System Services, Inc.	1,091,270
182,634	Tyco Electronics Ltd.	3,009,808
74,726	VeriSign, Inc.*	1,613,334
281,975	Western Union Co. (The)	3,741,808
337,261	Xerox Corp.	2,357,454
106,933	Xilinx, Inc.	1,749,424
535,988	Yahoo!, Inc.*	6,169,222
		457,327,869
	Materials - 2.6%

82,012	Air Products & Chemicals, Inc.	3,916,893
43,408	AK Steel Holding Corp.	342,055
314,641	Alcoa, Inc.	3,385,537
38,823	Allegheny Technologies, Inc.	890,988
37,444	Ball Corp.	1,364,834
38,554	Bemis Co., Inc.	1,041,729
21,799	CF Industries Holdings, Inc.	1,147,281
357,756	Dow Chemical Co. (The)	6,636,374
27,990	Eastman Chemical Co.	920,871
67,855	Ecolab, Inc.	2,604,953
348,871	EI Du Pont de Nemours & Co.	8,742,707
148,497	Freeport-McMoRan Copper & Gold, Inc.	3,562,443
30,396	International Flavors & Fragrances, Inc.	928,294
165,319	International Paper Co.	2,058,221
66,130	MeadWestvaco Corp.	771,076
212,753	Monsanto Co.	16,850,038
176,562	Newmont Mining Corp.	5,941,311
122,433	Nucor Corp.	4,368,409
50,613	Pactiv Corp.*	1,264,819
63,439	PPG Industries, Inc.	2,786,241
121,873	Praxair, Inc.	7,196,601
47,936	Rohm & Haas Co.	3,279,302
61,202	Sealed Air Corp.	968,828
48,661	Sigma-Aldrich Corp.	2,097,776
32,905	Titanium Metals Corp.	278,047
45,502	United States Steel Corp.	1,383,261
42,435	Vulcan Materials Co.	2,545,251
81,776	Weyerhaeuser Co.	3,076,413
		90,350,553
	Telecommunication Services - 3.3%

152,320	American Tower Corp., Class A*	4,149,197
2,279,198	AT&T, Inc.	65,093,895
39,583	CenturyTel, Inc.	1,051,325
55,035	Embarq Corp.	1,796,342

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
122,170	Frontier Communications Corp.	$1,065,322
574,060	Qwest Communications International, Inc.	1,836,992
1,103,941	Sprint Nextel Corp.	3,079,995
1,101,346	Verizon Communications, Inc.	35,958,947
169,964	Windstream Corp.	1,505,881
		115,537,896
	Utilities - 3.7%

260,221	AES Corp. (The)*	2,001,099
65,277	Allegheny Energy, Inc.	2,301,014
81,295	Ameren Corp.	2,892,476
155,528	American Electric Power Co., Inc.	4,866,471
132,205	Centerpoint Energy, Inc.	1,709,411
87,070	CMS Energy Corp.	884,631
105,665	Consolidated Edison, Inc.	4,267,809
68,998	Constellation Energy Group, Inc.	1,688,381
224,248	Dominion Resources, Inc.	8,256,811
63,037	DTE Energy Co.	2,344,346
489,154	Duke Energy Corp.	7,611,236
195,473	Dynegy, Inc., Class A*	435,905
125,995	Edison International	4,208,233
74,147	Entergy Corp.	6,309,910
254,301	Exelon Corp.	14,294,259
117,887	FirstEnergy Corp.	6,905,820
157,964	FPL Group, Inc.	7,702,325
29,523	Integrys Energy Group, Inc.	1,304,326
17,482	Nicor, Inc.	712,916
105,990	NiSource, Inc.	1,277,180
83,502	Pepco Holdings, Inc.	1,502,201
138,684	PG&E Corp.	5,275,539
39,012	Pinnacle West Capital Corp.	1,185,965
144,801	PPL Corp.	4,907,306
101,266	Progress Energy, Inc.	4,019,248
196,720	Public Service Enterprise Group, Inc.	6,078,648
67,047	Questar Corp.	2,158,243
95,288	Sempra Energy	4,447,091
297,868	Southern Co.	10,818,566
82,218	TECO Energy, Inc.	1,068,834
45,236	Wisconsin Energy Corp.	1,965,957
172,529	Xcel Energy, Inc.	3,245,270
		128,647,427
	Total Common Stock (Cost $3,306,251,584)	3,028,349,013

Principal Amount
	Repurchase Agreements - 22.8%
$106,554,656	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $106,556,521 (b)	106,554,656
106,554,656	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $106,557,320 (c)	106,554,656
7,991,599	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $7,991,732 (d)	7,991,599
26,638,664	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $26,640,477 (e)	26,638,664
53,277,328	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $53,280,954 (f)	53,277,328
186,470,648	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $186,474,999 (g)	186,470,648
159,831,984	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $159,834,648 (h)	159,831,984
151,961,196	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $151,964,362(i)	151,961,196
	Total Repurchase Agreements (Cost $799,280,731)	799,280,731
	Total Investments (Cost $4,105,532,315) — 109.0%	3,827,629,744
	Liabilities in excess of other assets — (9.0)%	(314,475,470)
	Net Assets — 100.0%	$3,513,154,274

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $108,685,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $108,685,783. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $8,151,756. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $27,171,535. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $54,342,875. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $190,200,255. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $163,028,693.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $155,000,731. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,293,766
Aggregate gross unrealized depreciation	(540,010,613)
Net unrealized depreciation	$(523,716,847)
Federal income tax cost of investments	$4,351,346,591

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P500 Futures Contracts	13,097	12/19/08	$585,272,188	$32,309,772

Cash collateral in the amount of $82,137,433 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

See accompanying notes to the financial statements.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	$562,345	$(4,665)

Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	225,155,963	(167,147,078)

Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	416,940,758	—

Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	948,661,534	(27,653,595)

Equity Index Swap Agreement based on the S&P 500® Index	12/08/08	1,816,569,828	—

		$3,407,890,428	$(194,805,338)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 86.3%
	Consumer Discretionary - 11.6%

6,240	99 Cents Only Stores*	$67,267
12,720	Advance Auto Parts, Inc.	386,179
8,893	Aeropostale, Inc.*	134,462
27,378	American Eagle Outfitters, Inc.	262,829
6,033	American Greetings Corp., Class A	69,500
7,590	AnnTaylor Stores Corp.*	34,079
9,806	ArvinMeritor, Inc.	38,734
4,889	Barnes & Noble, Inc.	77,148
11,684	Belo Corp., Class A	22,550
3,218	Blyth, Inc.	26,677
4,116	Bob Evans Farms, Inc.	69,025
8,047	Borders Group, Inc.	8,610
15,455	BorgWarner, Inc.	365,665
7,591	Boyd Gaming Corp.	33,400
13,479	Brinker International, Inc.	89,501
5,604	Brink’s Home Security Holdings, Inc.*	112,080
8,613	Callaway Golf Co.	86,733
9,776	Career Education Corp.*	180,661
29,297	Carmax, Inc.*	222,950
7,941	Cheesecake Factory (The)*	57,811
23,473	Chico’s FAS, Inc.*	59,856
4,385	Chipotle Mexican Grill, Inc., Class A*	217,408
6,288	Coldwater Creek, Inc.*	12,073
8,487	Collective Brands, Inc.*	64,926
11,352	Corinthian Colleges, Inc.*	182,540
8,168	DeVry, Inc.	469,497
11,282	Dick’s Sporting Goods, Inc.*	142,266
12,021	Dollar Tree, Inc.*	509,210
10,698	DreamWorks Animation SKG, Inc., Class A*	247,124
20,605	Foot Locker, Inc.	138,672
5,514	Furniture Brands International, Inc.	17,976
18,874	Gentex Corp.	165,525
8,010	Guess?, Inc.	105,972
12,467	Hanesbrands, Inc.*	161,074
5,042	Harte-Hanks, Inc.	30,101
6,733	Hovnanian Enterprises, Inc., Class A*	14,745
3,759	International Speedway Corp., Class A	97,546
4,186	ITT Educational Services, Inc.*	377,075
6,891	J. Crew Group, Inc.*	69,875
5,744	John Wiley & Sons, Inc., Class A	206,554
10,078	Lamar Advertising Co., Class A*	149,860
4,632	Life Time Fitness, Inc.*	69,341
6,518	Marvel Entertainment, Inc.*	191,955
4,113	Matthews International Corp., Class A	167,934
4,869	MDC Holdings, Inc.	150,939
4,291	Modine Manufacturing Co.	20,640
7,459	Mohawk Industries, Inc.*	229,290
5,747	NetFlix, Inc.*	132,066
722	NVR, Inc.*	313,529
17,816	O’Reilly Automotive, Inc.*	464,463
8,738	Pacific Sunwear of California*	13,194
16,839	PetSmart, Inc.	295,524
6,834	Phillips-Van Heusen Corp.	119,185
5,173	priceline.com, Inc.*	356,937
5,730	Regis Corp.	62,973
8,864	Rent-A-Center, Inc.*	145,458
17,489	Ross Stores, Inc.	463,459
5,666	Ryland Group, Inc.	96,152
18,870	Saks, Inc.*	81,330
3,520	Scholastic Corp.	53,750
8,644	Scientific Games Corp., Class A*	129,746
34,194	Service Corp. International	199,009
8,945	Sotheby’s	88,913
1,894	Strayer Education, Inc.	453,821
4,714	Thor Industries, Inc.	73,727
6,267	Timberland Co., Class A*	63,610
17,325	Toll Brothers, Inc.*	345,287
8,261	Tupperware Brands Corp.	162,494
4,845	Under Armour, Inc., Class A*	111,387
15,128	Urban Outfitters, Inc.*	274,876
6,126	Warnaco Group, Inc. (The)*	109,655
62,156	Wendy’s/Arby’s Group, Inc., Class A	249,867
11,510	Williams-Sonoma, Inc.	80,685
		11,556,932
	Consumer Staples - 3.7%

11,255	Alberto-Culver Co.	241,645
7,890	BJ’s Wholesale Club, Inc.*	282,304
9,279	Church & Dwight Co., Inc.	551,544
9,900	Corn Products International, Inc.	271,260
7,730	Energizer Holdings, Inc.*	335,637
10,639	Flowers Foods, Inc.	284,912
9,823	Hansen Natural Corp.*	292,234
9,320	Hormel Foods Corp.	247,539
2,667	Lancaster Colony Corp.	80,410
7,220	NBTY, Inc.*	105,195
7,617	PepsiAmericas, Inc.	127,661
7,473	Ralcorp Holdings, Inc.*	467,511
5,197	Ruddick Corp.	142,190
15,548	Smithfield Foods, Inc.*	105,882
3,438	Tootsie Roll Industries, Inc.	89,216
3,380	Universal Corp.	108,059
		3,733,199
	Energy - 5.8%

19,198	Arch Coal, Inc.	295,265
4,915	Bill Barrett Corp.*	109,949
11,044	Cimarex Energy Co.	313,318
6,116	Comstock Resources, Inc.*	256,444
32,830	Denbury Resources, Inc.*	312,870
7,086	Encore Acquisition Co.*	187,354
8,745	Exterran Holdings, Inc.*	153,475
16,940	FMC Technologies, Inc.*	465,342
12,912	Forest Oil Corp.*	225,314
13,810	Frontier Oil Corp.	164,891
12,215	Helix Energy Solutions Group, Inc.*	78,543
13,991	Helmerich & Payne, Inc.	354,812
11,816	Mariner Energy, Inc.*	129,858
17,576	Newfield Exploration Co.*	396,866
7,368	Oceaneering International, Inc.*	190,242
3,355	Overseas Shipholding Group, Inc.	124,336
8,431	Patriot Coal Corp.*	71,411
20,827	Patterson-UTI Energy, Inc.	260,129
14,305	Plains Exploration & Production Co.*	331,161
23,011	Pride International, Inc.*	373,008
15,057	Quicksilver Resources, Inc.*	93,805
16,487	Southern Union Co.	226,531
10,745	Superior Energy Services, Inc.*	181,053
6,856	Tidewater, Inc.	270,675
6,278	Unit Corp.*	180,053
		5,746,705

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Financials - 17.1%

5,431	Affiliated Managers Group, Inc.*	$152,068
4,272	Alexandria Real Estate Equities, Inc. (REIT)	189,164
13,032	AMB Property Corp. (REIT)	224,411
9,955	American Financial Group, Inc./OH	203,978
15,466	AmeriCredit Corp.*	113,675
18,909	Apollo Investment Corp.	160,537
12,403	Arthur J. Gallagher & Co.	307,594
16,957	Associated Banc-Corp	368,476
10,702	Astoria Financial Corp.	197,559
9,533	Bancorpsouth, Inc.	212,014
6,349	Bank of Hawaii Corp.	283,229
6,788	BRE Properties, Inc. (REIT)	199,296
15,337	Brown & Brown, Inc.	305,206
7,066	Camden Property Trust (REIT)	187,037
6,577	Cathay General Bancorp	134,960
5,342	City National Corp./CA	234,407
26,879	Colonial BancGroup, Inc. (The)	67,466
8,750	Commerce Bancshares, Inc./MO	383,338
5,805	Cousins Properties, Inc. (REIT)	62,578
7,856	Cullen/Frost Bankers, Inc.	425,874
19,529	Duke Realty Corp. (REIT)	160,333
15,427	Eaton Vance Corp.	294,964
4,233	Equity One, Inc. (REIT)	70,056
3,401	Essex Property Trust, Inc. (REIT)	294,085
8,200	Everest Re Group Ltd.	643,372
7,836	Federal Realty Investment Trust (REIT)	453,234
28,116	Fidelity National Financial, Inc., Class A	346,670
12,314	First American Corp.	295,782
15,575	First Niagara Financial Group, Inc.	241,568
10,754	FirstMerit Corp.	236,588
23,207	Fulton Financial Corp.	258,062
6,780	Hanover Insurance Group, Inc. (The)	273,370
15,250	HCC Insurance Holdings, Inc.	355,478
13,549	Health Care REIT, Inc. (REIT)	514,862
8,396	Highwoods Properties, Inc. (REIT)	200,497
5,192	Horace Mann Educators Corp.	44,236
12,492	Hospitality Properties Trust (REIT)	143,158
15,965	Jefferies Group, Inc.	198,605
5,369	Jones Lang LaSalle, Inc.	127,943
13,041	Liberty Property Trust (REIT)	249,344
9,922	Macerich Co. (The) (REIT)	133,550
8,743	Mack-Cali Realty Corp. (REIT)	165,855
4,729	Mercury General Corp.	215,122
12,869	Nationwide Health Properties, Inc. (REIT)	291,226
45,701	New York Community Bancorp, Inc.	596,398
30,673	Old Republic International Corp.	314,705
3,254	PacWest Bancorp	86,556
7,701	Philadelphia Consolidated Holding Co.*	473,227
9,226	PMI Group, Inc. (The)	15,407
5,253	Potlatch Corp. (REIT)	140,150
9,294	Protective Life Corp.	86,620
12,761	Raymond James Financial, Inc.	280,359
10,456	Rayonier, Inc. (REIT)	349,230
13,474	Realty Income Corp. (REIT)	272,040
9,304	Regency Centers Corp. (REIT)	331,315
9,469	Reinsurance Group of America, Inc.	384,441
17,828	SEI Investments Co.	275,621
6,498	StanCorp Financial Group, Inc.	216,448
4,319	SVB Financial Group*	172,976
37,311	Synovus Financial Corp.	310,428
15,331	TCF Financial Corp.	256,028
18,087	UDR, Inc. (REIT)	273,656
6,590	Unitrin, Inc.	126,133
11,399	Waddell & Reed Financial, Inc., Class A	153,203
11,681	Washington Federal, Inc.	197,292
6,986	Webster Financial Corp.	104,790
9,940	Weingarten Realty Investors (REIT)	141,744
3,854	Westamerica Bancorporation	204,879
8,949	Wilmington Trust Corp.	216,476
18,623	WR Berkley Corp.	529,452
		17,130,401
	Health Care - 9.1%

6,920	Advanced Medical Optics, Inc.*	40,205
9,340	Affymetrix, Inc.*	25,592
8,270	Beckman Coulter, Inc.	360,407
2,537	Bio-Rad Laboratories, Inc., Class A*	188,144
9,021	Cerner Corp.*	324,576
9,017	Charles River Laboratories International, Inc.*	205,588
12,746	Community Health Systems, Inc.*	166,463
8,378	Covance, Inc.*	327,412
7,475	Edwards Lifesciences Corp.*	372,031
15,992	Endo Pharmaceuticals Holdings, Inc.*	351,664
7,209	Gen-Probe, Inc.*	265,652
32,492	Health Management Associates, Inc., Class A*	47,438
14,269	Health Net, Inc.*	128,564
11,886	Henry Schein, Inc.*	424,687
8,314	Hill-Rom Holdings, Inc.	170,770
34,069	Hologic, Inc.*	479,010
7,899	Idexx Laboratories, Inc.*	244,158
3,976	Kindred Healthcare, Inc.*	42,662
7,526	Kinetic Concepts, Inc.*	162,863
7,076	LifePoint Hospitals, Inc.*	141,944
9,760	Lincare Holdings, Inc.*	233,557
7,541	Medicis Pharmaceutical Corp., Class A	92,226
13,830	Omnicare, Inc.	333,441
15,879	PDL BioPharma, Inc.	152,121
10,322	Perrigo Co.	355,180
15,835	Pharmaceutical Product Development, Inc.	417,094
7,398	Psychiatric Solutions, Inc.*	187,169
10,048	Resmed, Inc.*	365,144
14,476	Sepracor, Inc.*	170,238
7,854	STERIS Corp.	217,163
5,138	Techne Corp.	318,607
5,273	Teleflex, Inc.	249,835
3,029	United Therapeutics Corp.*	166,080
6,762	Universal Health Services, Inc., Class B	251,208
10,835	Valeant Pharmaceuticals International*	211,066
3,904	Varian, Inc.*	142,886
11,220	VCA Antech, Inc.*	213,741
19,813	Vertex Pharmaceuticals, Inc.*	487,202
5,541	WellCare Health Plans, Inc.*	49,647
		9,083,435
	Industrials - 12.5%

12,195	AGCO Corp.*	300,241
15,568	Airtran Holdings, Inc.*	53,087
4,791	Alaska Air Group, Inc.*	109,953

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,500	Alexander & Baldwin, Inc.	$142,175
4,382	Alliant Techsystems, Inc.*	360,200
14,189	Ametek, Inc.	495,622
13,184	BE Aerospace, Inc.*	107,845
5,604	Brink’s Co. (The)	121,999
9,954	Bucyrus International, Inc.	194,402
8,111	Carlisle Cos., Inc.	172,197
2,661	Clean Harbors, Inc.*	167,989
6,077	Con-way, Inc.	169,974
8,693	Copart, Inc.*	231,842
4,525	Corporate Executive Board Co. (The)	104,347
16,670	Corrections Corp. of America*	301,560
6,437	Crane Co.	95,396
6,854	Deluxe Corp.	72,104
10,454	Donaldson Co., Inc.	357,736
7,260	Dun & Bradstreet Corp.	580,800
5,236	Dycom Industries, Inc.*	31,102
6,316	Federal Signal Corp.	44,338
6,477	GATX Corp.	182,328
7,988	Graco, Inc.	171,423
4,378	Granite Construction, Inc.	187,772
11,207	Harsco Corp.	281,856
7,407	Herman Miller, Inc.	108,957
5,881	HNI Corp.	78,511
7,471	Hubbell, Inc., Class B	223,383
10,974	IDEX Corp.	252,402
10,856	JB Hunt Transport Services, Inc.	291,049
24,315	JetBlue Airways Corp.*	127,411
14,332	Joy Global, Inc.	333,792
12,086	Kansas City Southern*	264,925
22,582	KBR, Inc.	310,954
3,650	Kelly Services, Inc., Class A	42,523
10,187	Kennametal, Inc.	190,497
6,333	Korn/Ferry International*	77,959
5,696	Lincoln Electric Holdings, Inc.	260,250
10,555	Manpower, Inc.	332,271
3,949	Mine Safety Appliances Co.	96,553
12,368	MPS Group, Inc.*	81,876
6,019	MSC Industrial Direct Co., Class A	208,318
6,167	Navigant Consulting, Inc.*	116,618
4,536	Nordson Corp.	147,193
9,908	Oshkosh Corp.	69,356
13,149	Pentair, Inc.	326,884
26,228	Quanta Services, Inc.*	426,467
20,569	Republic Services, Inc.	493,656
5,500	Rollins, Inc.	95,260
11,913	Roper Industries, Inc.	545,258
11,100	Shaw Group, Inc. (The)*	204,240
7,205	SPX Corp.	268,891
12,921	Terex Corp.*	184,254
7,654	Thomas & Betts Corp.*	145,350
11,291	Timken Co.	163,832
10,858	Trinity Industries, Inc.	161,458
7,883	United Rentals, Inc.*	63,616
11,232	URS Corp.*	426,367
6,436	Wabtec Corp.	248,365
5,661	Werner Enterprises, Inc.	98,388
7,617	YRC Worldwide, Inc.*	30,316
		12,535,688
	Information Technology - 11.8%

53,889	3Com Corp.*	108,317
4,573	ACI Worldwide, Inc.*	71,796
8,988	Acxiom Corp.	67,500
15,654	ADC Telecommunications, Inc.*	111,300
7,424	Adtran, Inc.	105,421
2,210	Advent Software, Inc.*	49,283
8,943	Alliance Data Systems Corp.*	387,321
11,822	Ansys, Inc.*	341,183
15,907	Arrow Electronics, Inc.*	219,517
59,328	Atmel Corp.*	166,118
20,000	Avnet, Inc.*	284,800
5,953	Avocent Corp.*	111,976
18,674	Broadridge Financial Solutions, Inc.	212,884
34,605	Cadence Design Systems, Inc.*	133,575
9,338	CommScope, Inc.*	105,426
11,719	Cree, Inc.*	186,098
8,747	Diebold, Inc.	244,916
4,921	Digital River, Inc.*	103,981
5,685	DST Systems, Inc.*	214,950
10,701	F5 Networks, Inc.*	266,455
5,679	Factset Research Systems, Inc.	227,160
6,438	Fair Isaac Corp.	91,033
16,621	Fairchild Semiconductor International, Inc.*	66,318
18,507	Flir Systems, Inc.*	574,087
19,578	Foundry Networks, Inc.*	303,263
7,867	Gartner, Inc.*	120,837
10,611	Global Payments, Inc.	383,800
4,001	Imation Corp.	53,133
22,057	Ingram Micro, Inc., Class A*	237,554
22,591	Integrated Device Technology, Inc.*	116,795
9,681	International Rectifier Corp.*	113,171
16,446	Intersil Corp., Class A	149,001
11,444	Jack Henry & Associates, Inc.	210,684
16,680	Lam Research Corp.*	336,936
11,095	Lender Processing Services, Inc.	244,756
11,089	Macrovision Solutions Corp.*	130,407
2,756	Mantech International Corp., Class A*	149,981
20,115	McAfee, Inc.*	610,088
12,278	Mentor Graphics Corp.*	83,245
11,928	Metavante Technologies, Inc.*	205,997
7,530	National Instruments Corp.	181,548
21,749	NCR Corp.*	330,150
10,470	NeuStar, Inc., Class A*	200,500
14,439	Palm, Inc.*	34,509
15,335	Parametric Technology Corp.*	177,273
6,502	Plantronics, Inc.	82,640
11,316	Polycom, Inc.*	213,080
34,790	RF Micro Devices, Inc.*	46,271
25,593	SAIC, Inc.*	455,555
8,207	Semtech Corp.*	92,903
6,355	Silicon Laboratories, Inc.*	133,201
5,658	SRA International, Inc., Class A*	84,983
10,700	Sybase, Inc.*	263,648
19,156	Synopsys, Inc.*	307,071
6,714	Tech Data Corp.*	117,092
16,074	Trimble Navigation Ltd.*	327,267
11,515	Valueclick, Inc.*	71,048
24,789	Vishay Intertechnology, Inc.*	108,080
29,446	Western Digital Corp.*	359,241
9,227	Wind River Systems, Inc.*	76,953
8,671	Zebra Technologies Corp., Class A*	183,478
		11,747,554
	Materials - 5.8%

10,964	Airgas, Inc.	391,963
12,155	Albemarle Corp.	247,111
9,020	Aptargroup, Inc.	301,629
8,790	Ashland, Inc.	83,945
8,541	Cabot Corp.	176,713

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,902	Carpenter Technology Corp.	$98,327
32,227	Chemtura Corp.	53,819
15,091	Cliffs Natural Resources, Inc.	358,411
15,228	Commercial Metals Co.	182,431
6,327	Cytec Industries, Inc.	139,384
5,814	Ferro Corp.	37,384
9,947	FMC Corp.	434,684
4,532	Greif, Inc., Class A	150,236
12,085	Louisiana-Pacific Corp.	27,916
9,002	Lubrizol Corp.	316,150
5,502	Martin Marietta Materials, Inc.	482,195
2,514	Minerals Technologies, Inc.	118,032
10,026	Olin Corp.	164,226
13,775	Packaging Corp. of America	205,661
8,475	Reliance Steel & Aluminum Co.	174,755
17,314	RPM International, Inc.	207,595
5,755	Scotts Miracle-Gro Co. (The), Class A	186,232
6,421	Sensient Technologies Corp.	154,361
13,232	Sonoco Products Co.	332,123
21,500	Steel Dynamics, Inc.	177,590
14,122	Temple-Inland, Inc.	44,626
13,582	Terra Industries, Inc.	199,791
13,271	Valspar Corp.	260,377
7,958	Worthington Industries, Inc.	105,682
		5,813,349
	Telecommunication Services - 0.5%

31,314	Cincinnati Bell, Inc.*	54,173
14,158	Telephone & Data Systems, Inc.	459,427
		513,600
	Utilities - 8.4%

10,196	AGL Resources, Inc.	307,002
14,684	Alliant Energy Corp.	467,979
17,931	Aqua America, Inc.	388,923
5,106	Black Hills Corp.	131,786
15,103	DPL, Inc.	314,444
9,535	Energen Corp.	293,678
17,401	Equitable Resources, Inc.	580,671
15,792	Great Plains Energy, Inc.	296,732
11,265	Hawaiian Electric Industries, Inc.	307,197
6,021	Idacorp, Inc.	183,038
24,366	MDU Resources Group, Inc.	495,361
10,836	National Fuel Gas Co.	352,495
20,682	Northeast Utilities	481,891
14,199	NSTAR	504,064
31,124	NV Energy, Inc.	295,056
12,271	OGE Energy Corp.	325,059
13,883	Oneok, Inc.	407,327
11,490	PNM Resources, Inc.	120,070
17,245	Puget Energy, Inc.	422,158
15,555	SCANA Corp.	540,536
14,317	UGI Corp.	334,445
10,768	Vectren Corp.	303,227
14,378	Westar Energy, Inc.	290,867
6,638	WGL Holdings, Inc.	239,632
		8,383,638
	Total Common Stock (Cost $96,934,745)	86,244,501

Principal Amount
	Repurchase Agreements - 45.0%
$6,000,678	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $6,000,783(b)	6,000,678
6,000,678	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $6,000,828(c)	6,000,678
450,051	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $450,059(d)	450,051
1,500,170	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $1,500,272(e)	1,500,170
3,000,339	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $3,000,543(f)	3,000,339
10,501,187	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $10,501,432(g)	10,501,187
9,001,017	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $9,001,167(h)	9,001,017
8,557,770	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $8,557,948(i)	8,557,770
	Total Repurchase Agreements (Cost $45,011,890)	45,011,890
	Total Investments (Cost $141,946,635) — 131.3%	131,256,391
	Liabilities in excess of other assets — (31.3)%	(31,313,289)
	Net Assets — 100.0%	$99,943,102

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $6,120,693. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $6,120,693. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $459,070. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $1,530,179. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $3,060,346. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $10,711,222. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $9,181,041.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $8,728,943. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$367,084
Aggregate gross unrealized depreciation	(33,820,032)
Net unrealized depreciation	$(33,452,948)
Federal income tax cost of investments	$164,709,339

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap400 Futures Contracts	419	12/19/08	$21,528,220	$1,572,258

Cash collateral in the amount of $3,172,713 was pledged to a cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	$514,008	$(11,279)

Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	15,216,505	(226,506)

Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	41,195,511	(857,959)

Equity Index Swap Agreement based on the S&P MidCap400 Index	12/08/08	33,881,371	(27,118,629)

		$90,807,395	$(28,214,373)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 91.9%
	Consumer Discretionary - 11.8%

1,051	4Kids Entertainment, Inc.*	$3,164
4,707	Aaron Rents, Inc.	124,406
1,548	AH Belo Corp., Class A	3,127
2,340	Arbitron, Inc.	32,830
1,047	Arctic Cat, Inc.	6,334
1,627	Audiovox Corp., Class A*	9,453
1,030	Bassett Furniture Industries, Inc.	4,378
1,897	Big 5 Sporting Goods Corp.	7,190
1,290	Blue Nile, Inc.*	30,779
3,730	Brown Shoe Co., Inc.	21,037
7,734	Brunswick Corp.	20,959
2,076	Buckle, Inc. (The)	39,153
1,570	Buffalo Wild Wings, Inc.*	36,047
3,467	Cabela’s, Inc.*	21,669
2,163	California Pizza Kitchen, Inc.*	16,763
1,242	Capella Education Co.*	74,346
4,953	Carter’s, Inc.*	93,661
2,611	Cato Corp. (The), Class A	36,450
1,959	CBRL Group, Inc.	37,867
1,996	CEC Entertainment, Inc.*	34,351
6,864	Champion Enterprises, Inc.*	5,011
1,842	Charlotte Russe Holding, Inc.*	9,210
2,134	Childrens Place Retail Stores, Inc. (The)*	50,042
3,129	Christopher & Banks Corp.	10,545
4,630	CKE Restaurants, Inc.	33,336
2,488	Coinstar, Inc.*	46,177
7,314	CROCS, Inc.*	9,289
1,149	Deckers Outdoor Corp.*	68,526
1,362	DineEquity, Inc.	17,338
3,987	Dress Barn, Inc.*	31,218
1,722	Drew Industries, Inc.*	24,211
2,537	Ethan Allen Interiors, Inc.	35,036
2,595	EW Scripps Co., Class A	7,603
4,836	Finish Line (The), Class A	25,679
3,998	Fossil, Inc.*	60,770
3,526	Fred’s, Inc., Class A	40,549
1,695	Genesco, Inc.*	22,815
2,047	Group 1 Automotive, Inc.	21,473
2,553	Gymboree Corp.*	64,208
1,630	Haverty Furniture Cos., Inc.	13,839
2,512	Hibbett Sports, Inc.*	35,771
5,506	Hillenbrand, Inc.	87,656
3,864	HOT Topic, Inc.*	31,762
3,445	HSN, Inc.*	12,884
5,098	Iconix Brand Group, Inc.*	43,180
3,445	Interval Leisure Group, Inc.*	18,259
5,001	Jack in the Box, Inc.*	87,518
2,419	Jakks Pacific, Inc.*	43,300
2,237	Jo-Ann Stores, Inc.*	31,050
1,607	JOS. A. Bank Clothiers, Inc.*	31,417
2,369	K-Swiss, Inc., Class A	29,849
1,098	Landry’s Restaurants, Inc.	12,726
4,574	La-Z-Boy, Inc.	15,048
1,294	Libbey, Inc.	2,588
1,454	Lithia Motors, Inc., Class A	3,868
6,684	Live Nation, Inc.*	32,685
11,963	LKQ Corp.*	124,654
1,234	M/I Homes, Inc.	13,006
1,644	Maidenform Brands, Inc.*	15,223
1,864	Marcus Corp.	24,027
1,631	MarineMax, Inc.*	4,534
4,561	Men’s Wearhouse, Inc. (The)	48,529
2,712	Meritage Homes Corp.*	33,629
1,235	Midas, Inc.*	10,226
2,636	Monaco Coach Corp.	2,214
1,011	Monarch Casino & Resort, Inc.*	9,099
1,584	Movado Group, Inc.	21,384
2,046	Multimedia Games, Inc.*	4,706
424	National Presto Industries, Inc.	27,819
2,036	Nautilus, Inc.*	5,986
2,610	NutriSystem, Inc.	36,566
1,884	O’Charleys, Inc.	3,994
6,701	OfficeMax, Inc.	36,520
1,208	Oxford Industries, Inc.	7,248
2,688	Panera Bread Co., Class A*	119,455
1,907	Papa John’s International, Inc.*	33,792
1,048	Peet’s Coffee & Tea, Inc.*	23,653
3,906	PEP Boys-Manny Moe & Jack	17,577
1,049	Perry Ellis International, Inc.*	5,686
2,091	PetMed Express, Inc.*	37,492
2,099	PF Chang’s China Bistro, Inc.*	39,314
5,294	Pinnacle Entertainment, Inc.*	30,176
2,868	Polaris Industries, Inc.	78,296
4,218	Pool Corp.	72,676
679	Pre-Paid Legal Services, Inc.*	27,160
11,203	Quiksilver, Inc.*	15,684
1,518	RC2 Corp.*	16,136
1,488	Red Robin Gourmet Burgers, Inc.*	18,139
4,653	Ruby Tuesday, Inc.*	5,351
1,481	Russ Berrie & Co., Inc.*	3,036
1,793	Ruth’s Hospitality Group, Inc.*	2,672
4,895	Shuffle Master, Inc.*	20,951
2,933	Skechers U.S.A., Inc., Class A*	35,313
602	Skyline Corp.	13,888
2,470	Sonic Automotive, Inc., Class A	7,953
5,318	Sonic Corp.*	44,937
2,891	Spartan Motors, Inc.	8,615
3,411	Stage Stores, Inc.	19,716
1,354	Stamps.com, Inc.*	11,996
1,051	Standard Motor Products, Inc.	2,617
10,163	Standard Pacific Corp.*	19,615
2,525	Steak N Shake Co. (The)*	11,161
2,238	Stein Mart, Inc.	3,491
1,812	Sturm Ruger & Co., Inc.*	10,709
2,052	Superior Industries International, Inc.	25,096
4,645	Texas Roadhouse, Inc., Class A*	25,966
3,445	Ticketmaster Entertainment, Inc.*	13,746
2,826	Tractor Supply Co.*	108,462
1,617	True Religion Apparel, Inc.*	20,358
2,653	Tuesday Morning Corp.*	2,971
2,187	Tween Brands, Inc.*	8,398
1,262	Unifirst Corp.	34,970
1,224	Universal Electronics, Inc.*	20,318
1,900	Universal Technical Institute, Inc.*	36,537
1,393	Volcom, Inc.*	14,041
2,560	Winnebago Industries	15,053
4,423	WMS Industries, Inc.*	109,027
4,318	Wolverine World Wide, Inc.	83,208
3,121	Zale Corp.*	18,508
1,765	Zumiez, Inc.*	15,250
		3,508,930
	Consumer Staples - 3.4%

7,838	Alliance One International, Inc.*	24,298
1,598	Andersons, Inc. (The)	20,231
874	Boston Beer Co., Inc., Class A*	28,038
1,111	Cal-Maine Foods, Inc.	28,008
4,474	Casey’s General Stores, Inc.	132,654
6,275	Central Garden and Pet Co., Class A*	26,230
1,653	Chattem, Inc.*	119,958

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,226	Darling International, Inc.*	$36,130
1,406	Diamond Foods, Inc.	42,489
2,662	Great Atlantic & Pacific Tea Co.*	13,842
1,544	Green Mountain Coffee Roasters, Inc.*	56,109
3,548	Hain Celestial Group, Inc.*	55,846
1,253	J&J Snack Foods Corp.	37,264
2,779	Lance, Inc.	54,274
1,383	Mannatech, Inc.	3,112
1,134	Nash Finch Co.	50,871
1,544	Sanderson Farms, Inc.	48,142
1,952	Spartan Stores, Inc.	46,301
3,543	Spectrum Brands, Inc.*	673
2,777	TreeHouse Foods, Inc.*	66,065
3,785	United Natural Foods, Inc.*	68,168
1,455	WD-40 Co.	41,613
		1,000,316
	Energy - 4.3%

4,912	Atwood Oceanics, Inc.*	88,907
2,047	Basic Energy Services, Inc.*	23,500
2,562	Bristow Group, Inc.*	57,978
1,795	CARBO Ceramics, Inc.	85,981
2,697	Dril-Quip, Inc.*	53,077
1,260	Gulf Island Fabrication, Inc.	18,157
2,033	Hornbeck Offshore Services, Inc.*	34,317
7,573	ION Geophysical Corp.*	22,719
1,309	Lufkin Industries, Inc.	64,547
2,306	Matrix Service Co.*	17,618
1,785	NATCO Group, Inc., Class A*	32,362
4,393	Oil States International, Inc.*	94,098
3,693	Penn Virginia Corp.	110,901
1,306	Petroleum Development Corp.*	25,075
3,824	Petroquest Energy, Inc.*	26,806
4,386	Pioneer Drilling Co.*	32,193
1,839	SEACOR Holdings, Inc.*	121,613
5,480	St. Mary Land & Exploration Co.	110,203
3,054	Stone Energy Corp.*	50,757
1,462	Superior Well Services, Inc.*	14,985
2,715	Swift Energy Co.*	58,020
6,598	Tetra Technologies, Inc.*	31,802
2,580	World Fuel Services Corp.	93,654
		1,269,270
	Financials - 17.9%

2,856	Acadia Realty Trust (REIT)	39,927
1,592	Anchor Bancorp Wisconsin, Inc.	4,665
4,253	Bank Mutual Corp.	43,593
722	BankAtlantic Bancorp, Inc., Class A	1,986
6,988	BioMed Realty Trust, Inc. (REIT)	65,128
5,058	Boston Private Financial Holdings, Inc.	34,951
5,144	Brookline Bancorp, Inc.	58,076
2,472	Cascade Bancorp	16,810
2,560	Cash America International, Inc.	69,146
3,924	Cedar Shopping Centers, Inc. (REIT)	18,443
2,538	Central Pacific Financial Corp.	32,486
4,218	Colonial Properties Trust (REIT)	23,916
1,603	Columbia Banking System, Inc.	16,110
2,635	Community Bank System, Inc.	60,763
2,747	Corus Bankshares, Inc.	3,269
3,634	Delphi Financial Group, Inc., Class A	43,971
8,135	DiamondRock Hospitality Co. (REIT)	30,262
2,319	Dime Community Bancshares	31,283
5,599	East West Bancorp, Inc.	82,865
2,216	EastGroup Properties, Inc. (REIT)	71,422
2,895	Entertainment Properties Trust (REIT)	71,014
7,234	Extra Space Storage, Inc. (REIT)	64,021
2,250	Financial Federal Corp.	43,245
6,693	First Bancorp/Puerto Rico	73,221
2,271	First Cash Financial Services, Inc.*	35,019
5,690	First Commonwealth Financial Corp.	68,337
2,806	First Financial Bancorp	35,075
1,834	First Financial Bankshares, Inc.	95,826
4,289	First Midwest Bancorp, Inc./IL	78,960
1,045	FirstFed Financial Corp.*	3,940
4,473	Flagstar Bancorp, Inc.	3,176
3,143	Forestar Group, Inc.*	14,552
4,142	Frontier Financial Corp.	11,846
5,237	Glacier Bancorp, Inc.	93,114
1,550	Greenhill & Co., Inc.	105,555
3,935	Guaranty Financial Group, Inc.*	10,624
2,076	Hancock Holding Co.	89,496
3,283	Hanmi Financial Corp.	7,715
1,171	Home Bancshares, Inc./AR	30,938
2,812	Home Properties, Inc. (REIT)	109,668
1,687	Independent Bank Corp./MI	4,217
1,352	Infinity Property & Casualty Corp.	62,043
5,072	Inland Real Estate Corp. (REIT)	56,654
3,845	Investment Technology Group, Inc.*	64,327
1,676	Irwin Financial Corp.	3,168
2,886	Kilroy Realty Corp. (REIT)	87,936
2,570	Kite Realty Group Trust (REIT)	10,049
4,757	LaBranche & Co., Inc.*	23,309
3,564	LaSalle Hotel Properties (REIT)	31,434
5,701	Lexington Realty Trust (REIT)	27,650
2,042	LTC Properties, Inc. (REIT)	39,778
5,852	Medical Properties Trust, Inc. (REIT)	36,458
2,426	Mid-America Apartment Communities, Inc. (REIT)	89,835
1,959	Nara Bancorp, Inc.	21,275
3,501	National Financial Partners Corp.	5,567
7,027	National Penn Bancshares, Inc.	108,075
6,527	National Retail Properties, Inc. (REIT)	87,527
1,170	Navigators Group, Inc.*	63,531
5,837	Old National Bancorp/IN	100,280
3,761	optionsXpress Holdings, Inc.	52,992
1,351	Parkway Properties, Inc./MD (REIT)	18,468
3,509	Pennsylvania Real Estate Investment Trust (REIT)	15,791
1,387	Piper Jaffray Cos.*	52,553
1,358	Portfolio Recovery Associates, Inc.*	45,846
3,897	Post Properties, Inc. (REIT)	61,105
1,901	Presidential Life Corp.	20,455
2,410	PrivateBancorp, Inc.	75,096
2,959	ProAssurance Corp.*	161,532
3,620	Prosperity Bancshares, Inc.	119,496
2,926	Provident Bankshares Corp.	27,563
1,313	PS Business Parks, Inc. (REIT)	62,578
2,387	Rewards Network, Inc.*	7,400
1,560	RLI Corp.	90,979
1,439	Safety Insurance Group, Inc.	50,480
4,642	Selective Insurance Group	106,580
10,098	Senior Housing Properties Trust (REIT)	140,665
3,047	Signature Bank/NY*	90,801
6,423	South Financial Group, Inc. (The)	27,747
1,939	Sovran Self Storage, Inc. (REIT)	52,663
1,587	Sterling Bancorp/NY, Class N	20,647

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,458	Sterling Bancshares, Inc./TX	$43,269
4,592	Sterling Financial Corp./WA	24,429
1,603	Stewart Information Services Corp.	18,755
2,100	Stifel Financial Corp.*	90,321
7,588	Susquehanna Bancshares, Inc.	115,945
2,420	SWS Group, Inc.	35,380
2,794	Tanger Factory Outlet Centers (REIT)	102,372
1,795	Tower Group, Inc.	40,944
2,838	TradeStation Group, Inc.*	19,923
6,692	Trustco Bank Corp./NY	70,868
9,739	UCBH Holdings, Inc.	45,189
2,601	UMB Financial Corp.	124,354
5,307	Umpqua Holdings Corp.	70,265
3,318	United Bankshares, Inc.	110,324
3,554	United Community Banks, Inc./GA	46,842
1,982	United Fire & Casualty Co.	42,395
1,884	Urstadt Biddle Properties, Inc., Class A (REIT)	29,654
5,651	Whitney Holding Corp./LA	99,062
1,717	Wilshire Bancorp, Inc.	11,779
2,084	Wintrust Financial Corp.	42,993
1,447	World Acceptance Corp.*	28,318
3,290	Zenith National Insurance Corp.	108,537
		5,340,882
	Health Care - 12.8%

1,921	Abaxis, Inc.*	25,472
953	Air Methods Corp.*	15,105
3,685	Alpharma, Inc., Class A*	133,029
2,368	Amedisys, Inc.*	92,092
6,447	American Medical Systems Holdings, Inc.*	56,734
4,679	AMERIGROUP Corp.*	114,916
2,971	AMN Healthcare Services, Inc.*	26,501
2,796	Amsurg Corp.*	55,724
1,184	Analogic Corp.	46,247
2,482	Arqule, Inc.*	8,414
2,350	Arthrocare Corp.*	30,738
2,133	Biolase Technology, Inc.*	2,133
2,570	Cambrex Corp.*	8,944
3,357	Catalyst Health Solutions, Inc.*	75,533
3,809	Centene Corp.*	70,467
2,023	Chemed Corp.	82,457
2,541	Conmed Corp.*	59,739
3,976	Cooper Cos., Inc. (The)	53,278
722	Corvel Corp.*	15,956
2,710	Cross Country Healthcare, Inc.*	23,604
2,465	CryoLife, Inc.*	22,431
4,987	Cubist Pharmaceuticals, Inc.*	122,481
2,044	Cyberonics, Inc.*	28,064
1,174	Datascope Corp.	61,295
1,598	Dionex Corp.*	81,961
4,802	Eclipsys Corp.*	63,002
2,858	Enzo Biochem, Inc.*	14,547
2,528	Gentiva Health Services, Inc.*	63,781
2,019	Greatbatch, Inc.*	51,020
2,238	Haemonetics Corp.*	127,991
4,393	Healthspring, Inc.*	64,094
2,969	Healthways, Inc.*	24,019
2,216	HMS Holdings Corp.*	65,372
1,113	ICU Medical, Inc.*	33,668
6,194	Immucor, Inc.*	150,328
1,713	Integra LifeSciences Holdings Corp.*	53,942
2,826	Invacare Corp.	41,768
2,931	inVentiv Health, Inc.*	35,260
1,168	Kendle International, Inc.*	23,909
1,030	Kensey Nash Corp.*	19,034
819	Landauer, Inc.	47,027
1,629	LCA-Vision, Inc.	6,451
1,302	LHC Group, Inc.*	43,461
3,583	Magellan Health Services, Inc.*	117,702
2,921	Martek Biosciences Corp.*	81,642
1,723	Medcath Corp.*	12,716
2,975	Mentor Corp.	48,046
3,554	Meridian Bioscience, Inc.	84,692
2,464	Merit Medical Systems, Inc.*	35,753
1,261	Molina Healthcare, Inc.*	29,873
1,062	MWI Veterinary Supply, Inc.*	26,497
2,454	Natus Medical, Inc.*	31,190
2,200	Noven Pharmaceuticals, Inc.*	25,190
2,889	Odyssey HealthCare, Inc.*	23,603
2,738	Omnicell, Inc.*	31,049
1,568	Osteotech, Inc.*	3,073
3,642	Owens & Minor, Inc.	151,252
1,593	Palomar Medical Technologies, Inc.*	14,417
3,051	Par Pharmaceutical Cos., Inc.*	35,575
4,871	Parexel International Corp.*	40,527
4,024	Pediatrix Medical Group, Inc.*	125,227
1,712	PharmaNet Development Group, Inc.*	2,072
2,686	PharMerica Corp.*	44,641
3,778	Phase Forward, Inc.*	52,401
5,483	PSS World Medical, Inc.*	95,349
5,525	Regeneron Pharmaceuticals, Inc.*	85,417
1,592	RehabCare Group, Inc.*	23,164
2,256	Res-Care, Inc.*	29,441
4,234	Salix Pharmaceuticals Ltd.*	34,295
4,168	Savient Pharmaceuticals, Inc.*	15,422
1,340	SurModics, Inc.*	30,472
3,156	Symmetry Medical, Inc.*	28,278
2,934	Theragenics Corp.*	4,284
6,170	Viropharma, Inc.*	69,721
2,872	West Pharmaceutical Services, Inc.	101,956
1,858	Zoll Medical Corp.*	33,091
		3,810,017
	Industrials - 17.8%

1,989	A.O. Smith Corp.	65,120
3,416	AAR Corp.*	57,867
3,894	ABM Industries, Inc.	65,692
3,586	Acuity Brands, Inc.	96,679
1,997	Administaff, Inc.	34,109
2,344	Albany International Corp., Class A	36,051
2,545	Apogee Enterprises, Inc.	19,851
3,216	Applied Industrial Technologies, Inc.	61,297
1,131	Applied Signal Technology, Inc.	17,745
2,227	Arkansas Best Corp.	59,127
1,734	Astec Industries, Inc.*	52,453
1,857	ATC Technology Corp.*	32,107
805	Axsys Technologies, Inc.*	56,197
4,074	Baldor Electric Co.	67,139
3,840	Barnes Group, Inc.	51,418
3,810	Belden, Inc.	66,370
2,385	Bowne & Co., Inc.	8,491
4,748	Brady Corp., Class A	98,046
4,389	Briggs & Stratton Corp.	61,797
2,272	C&D Technologies, Inc.*	3,249
746	Cascade Corp.	20,157
1,213	CDI Corp.	12,409
2,314	Ceradyne, Inc.*	60,766
4,471	Clarcor, Inc.	143,564
980	Consolidated Graphics, Inc.*	14,083

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,372	Cubic Corp.	$36,276
3,966	Curtiss-Wright Corp.	132,464
5,764	EMCOR Group, Inc.*	90,898
1,768	EnPro Industries, Inc.*	33,009
2,618	Esterline Technologies Corp.*	96,630
2,557	Forward Air Corp.	59,118
1,667	G&K Services, Inc., Class A	39,008
4,697	Gardner Denver, Inc.*	116,251
4,293	GenCorp, Inc.*	12,278
4,465	Geo Group, Inc. (The)*	86,174
2,383	Gibraltar Industries, Inc.	30,741
3,636	Griffon Corp.*	29,088
3,793	Healthcare Services Group	60,309
4,918	Heartland Express, Inc.	75,934
1,458	Heidrick & Struggles International, Inc.	30,181
3,319	HUB Group, Inc., Class A*	88,617
2,162	II-VI, Inc.*	43,499
2,471	Insituform Technologies, Inc., Class A*	40,055
4,970	Interface, Inc., Class A	27,534
2,432	John Bean Technologies Corp.	21,231
2,237	Kaman Corp.	52,704
3,019	Kaydon Corp.	93,136
4,767	Kirby Corp.*	121,225
5,146	Knight Transportation, Inc.	81,101
4,670	Landstar System, Inc.	150,094
374	Lawson Products	8,538
4,141	Lennox International, Inc.	114,457
1,069	Lindsay Corp.	41,595
1,463	Lydall, Inc.*	7,725
2,705	Magnetek, Inc.*	5,789
3,071	Mobile Mini, Inc.*	39,892
3,766	Moog, Inc., Class A*	121,190
3,279	Mueller Industries, Inc.	76,401
1,738	NCI Building Systems, Inc.*	26,452
2,436	Old Dominion Freight Line, Inc.*	57,977
3,134	On Assignment, Inc.*	18,020
5,171	Orbital Sciences Corp.*	88,941
3,319	Quanex Building Products Corp.	30,734
2,842	Regal-Beloit Corp.	95,605
3,048	Robbins & Myers, Inc.	68,580
1,407	School Specialty, Inc.*	22,540
3,308	Simpson Manufacturing Co., Inc.	86,008
5,033	Skywest, Inc.	76,502
4,655	Spherion Corp.*	10,474
1,121	Standard Register Co. (The)	6,289
1,104	Standex International Corp.	23,272
2,950	SYKES Enterprises, Inc.*	54,722
3,144	Teledyne Technologies, Inc.*	127,709
5,241	Tetra Tech, Inc.*	105,030
3,139	Toro Co.	89,273
1,697	Tredegar Corp.	26,677
1,450	Triumph Group, Inc.	49,590
3,825	TrueBlue, Inc.*	28,343
2,060	United Stationers, Inc.*	65,529
1,469	Universal Forest Products, Inc.	30,893
1,551	Valmont Industries, Inc.	85,770
1,852	Viad Corp.	49,467
1,723	Vicor Corp.	9,976
1,132	Volt Information Sciences, Inc.*	6,883
2,716	Wabash National Corp.	13,390
6,842	Waste Connections, Inc.*	193,150
2,498	Watsco, Inc.	98,271
3,811	Watson Wyatt Worldwide, Inc., Class A	153,659
2,572	Watts Water Technologies, Inc., Class A	57,870
4,806	Woodward Governor Co.	102,079
		5,284,601
	Information Technology - 14.7%

2,276	Actel Corp.*	21,076
10,626	Adaptec, Inc.*	29,859
2,880	Advanced Energy Industries, Inc.*	22,406
2,008	Agilysys, Inc.	7,610
2,628	Anixter International, Inc.*	72,007
10,837	Arris Group, Inc.*	77,918
2,757	ATMI, Inc.*	32,863
2,682	Avid Technology, Inc.*	33,579
9,086	Axcelis Technologies, Inc.*	5,361
1,221	Bankrate, Inc.*	33,541
1,046	Bel Fuse, Inc., Class B	20,387
5,870	Benchmark Electronics, Inc.*	74,432
1,552	Black Box Corp.	37,993
3,844	Blackbaud, Inc.	48,050
3,438	Blue Coat Systems, Inc.*	30,564
4,540	Brightpoint, Inc.*	18,705
5,611	Brooks Automation, Inc.*	21,658
2,046	Cabot Microelectronics Corp.*	50,679
2,669	CACI International, Inc., Class A*	118,530
762	Catapult Communications Corp.*	4,122
3,404	Checkpoint Systems, Inc.*	39,350
4,707	Ciber, Inc.*	20,193
3,705	Cognex Corp.	50,499
2,054	Cohu, Inc.	23,005
2,134	Comtech Telecommunications Corp.*	101,216
3,794	Concur Technologies, Inc.*	104,145
3,081	CSG Systems International, Inc.*	51,884
2,968	CTS Corp.	16,413
6,134	Cybersource Corp.*	56,924
2,618	Cymer, Inc.*	61,497
13,380	Cypress Semiconductor Corp.*	49,907
2,995	Daktronics, Inc.	27,284
3,594	DealerTrack Holdings, Inc.*	42,589
2,263	Digi International, Inc.*	20,865
2,848	Diodes, Inc.*	13,300
2,451	DSP Group, Inc.*	14,020
2,378	Electro Scientific Industries, Inc.*	16,194
1,387	EMS Technologies, Inc.*	33,579
5,254	Epicor Software Corp.*	21,541
3,139	EPIQ Systems, Inc.*	50,977
3,769	Exar Corp.*	25,403
1,467	FARO Technologies, Inc.*	21,110
3,239	FEI Co.*	65,816
2,106	Gerber Scientific, Inc.*	5,054
2,090	Gevity HR, Inc.	3,323
8,361	Harmonic, Inc.*	43,059
2,151	Heartland Payment Systems, Inc.	36,954
1,681	Hittite Microwave Corp.*	49,119
2,026	Hutchinson Technology, Inc.*	5,673
7,852	Informatica Corp.*	108,986
3,054	Infospace, Inc.	23,852
4,020	Insight Enterprises, Inc.*	16,361
1,508	Integral Systems, Inc.*	36,192
4,057	Interwoven, Inc.*	52,782
1,922	Intevac, Inc.*	9,495
3,029	Itron, Inc.*	143,514
3,868	j2 Global Communications, Inc.*	75,503
2,397	JDA Software Group, Inc.*	31,592
1,214	Keithley Instruments, Inc.	2,707
2,523	Knot, Inc. (The)*	18,973

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,981	Kopin Corp.*	$12,560
4,725	Kulicke & Soffa Industries, Inc.*	6,662
1,912	Littelfuse, Inc.*	28,757
1,535	LoJack Corp.*	6,063
2,161	Manhattan Associates, Inc.*	33,171
1,641	MAXIMUS, Inc.	51,527
2,007	Mercury Computer Systems, Inc.*	5,499
3,361	Methode Electronics, Inc.	28,434
4,352	Micrel, Inc.	32,205
7,121	Micros Systems, Inc.*	118,565
6,991	Microsemi Corp.*	136,255
4,339	MKS Instruments, Inc.*	62,091
1,495	MTS Systems Corp.	38,885
3,130	Netgear, Inc.*	37,873
2,554	Network Equipment Technologies, Inc.*	8,735
3,186	Newport Corp.*	18,511
2,801	Novatel Wireless, Inc.*	10,728
1,799	Park Electrochemical Corp.	31,986
1,696	PC-Tel, Inc.	10,244
2,837	Perficient, Inc.*	8,653
2,231	Pericom Semiconductor Corp.*	12,070
2,468	Phoenix Technologies Ltd.*	8,243
3,468	Plexus Corp.*	57,846
3,636	Progress Software Corp.*	77,374
1,564	Quality Systems, Inc.	47,029
2,429	Radiant Systems, Inc.*	11,902
1,993	Radisys Corp.*	11,958
1,584	Rogers Corp.*	44,669
2,707	Rudolph Technologies, Inc.*	8,933
2,322	Scansource, Inc.*	39,497
1,171	SI International, Inc.*	35,762
14,552	Skyworks Solutions, Inc.*	78,435
2,460	Smith Micro Software, Inc.*	12,571
2,342	Sonic Solutions, Inc.*	2,998
1,600	SPSS, Inc.*	39,104
1,970	Standard Microsystems Corp.*	30,023
1,019	Startek, Inc.*	2,344
1,855	Stratasys, Inc.*	20,702
1,127	Supertex, Inc.*	23,498
3,970	Symmetricom, Inc.*	16,595
2,966	Synaptics, Inc.*	65,163
1,634	SYNNEX Corp.*	17,092
6,845	Take-Two Interactive Software, Inc.*	83,167
2,708	Taleo Corp., Class A*	17,494
3,620	Technitrol, Inc.	12,670
5,808	Tekelec*	71,148
5,893	THQ, Inc.*	27,933
1,172	Tollgrade Communications, Inc.*	5,684
12,763	TriQuint Semiconductor, Inc.*	32,929
3,778	TTM Technologies, Inc.*	19,306
2,752	Tyler Technologies, Inc.*	34,758
2,068	Ultratech, Inc.*	25,953
7,163	United Online, Inc.	47,491
6,402	Varian Semiconductor Equipment Associates, Inc.*	117,797
2,837	Veeco Instruments, Inc.*	16,823
2,379	Viasat, Inc.*	50,982
3,969	Websense, Inc.*	64,179
3,423	Wright Express Corp.*	38,954
		4,370,670
	Materials - 3.5%

1,466	AM Castle & Co.	13,311
1,980	AMCOL International Corp.	39,877
2,197	Arch Chemicals, Inc.	63,449
1,606	Balchem Corp.	41,804
1,794	Brush Engineered Materials, Inc.*	20,774
3,459	Buckeye Technologies, Inc.*	15,600
4,388	Calgon Carbon Corp.*	56,035
3,243	Century Aluminum Co.*	26,430
937	Deltic Timber Corp.	44,901
3,839	Eagle Materials, Inc.	80,619
2,642	Georgia Gulf Corp.	5,548
4,274	HB Fuller Co.	75,821
3,709	Headwaters, Inc.*	21,067
1,051	Material Sciences Corp.*	1,576
2,483	Myers Industries, Inc.	15,097
1,293	Neenah Paper, Inc.	10,577
1,110	NewMarket Corp.	37,163
789	Olympic Steel, Inc.	13,807
2,690	OM Group, Inc.*	53,074
991	Penford Corp.	11,169
8,237	PolyOne Corp.*	23,311
939	Quaker Chemical Corp.	12,029
3,371	Rock-Tenn Co., Class A	113,839
2,032	RTI International Metals, Inc.*	24,425
2,332	Schulman A., Inc.	31,645
1,376	Schweitzer-Mauduit International, Inc.	25,373
621	Stepan Co.	28,554
2,430	Texas Industries, Inc.	74,990
4,311	Wausau Paper Corp.	44,360
1,848	Zep, Inc.	33,467
		1,059,692
	Telecommunication Services - 0.2%

7,853	Fairpoint Communications, Inc.	27,485
3,891	General Communication, Inc., Class A*	30,467
		57,952
	Utilities - 5.5%

2,301	Allete, Inc.	78,740
1,525	American States Water Co.	53,421
7,990	Atmos Energy Corp.	199,191
4,725	Avista Corp.	83,491
912	Central Vermont Public Service Corp.	17,228
1,388	CH Energy Group, Inc.	60,711
5,297	Cleco Corp.	124,850
3,958	El Paso Electric Co.*	71,323
1,941	Laclede Group, Inc. (The)	102,252
3,713	New Jersey Resources Corp.	149,114
2,331	Northwest Natural Gas Co.	116,433
6,469	Piedmont Natural Gas Co.	217,358
2,627	South Jersey Industries, Inc.	102,453
3,840	Southwest Gas Corp.	99,456
2,223	UIL Holdings Corp.	66,223
3,137	Unisource Energy Corp.	88,056
		1,630,300
	Total Common Stock
	(Cost $31,390,984)	27,332,630

Principal Amount
	Repurchase Agreements - 37.6%
$1,489,473	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,489,499(b)	1,489,473
1,489,473	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,489,510(c)	1,489,473

See accompanying notes to the financial statements.

111,710	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $111,712 (d)	111,710
372,368	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $372,393 (e)	372,368
744,736	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $744,787 (f)	744,736
2,606,577	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,606,638 (g)	2,606,577
2,234,209	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,234,246 (h)	2,234,209
2,124,188	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,124,232(i)	2,124,188
	Total Repurchase Agreements (Cost $11,172,734)	11,172,734
	Total Investments (Cost $42,563,718) — 129.5%	38,505,364
	Liabilities in excess of other assets — (29.5)%	(8,774,676)
	Net Assets — 100.0%	$29,730,688

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,519,263. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,519,263. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $113,949. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $379,817. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $759,631. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,658,711. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,278,894.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,166,676. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT          Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,491
Aggregate gross unrealized depreciation	(12,762,279)
Net unrealized depreciation	$(12,705,788)
Federal income tax cost of investments	$51,211,152

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/08/08	$4,413,537	$(3,086,463)

Equity Index Swap Agreement based on the S&P SmallCap 600 Index	12/08/08	27,028,209	(2,364,943)

		$31,441,746	$(5,451,406)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 85.5%
	Consumer Discretionary - 9.1%

8,724	1-800-FLOWERS.COM, Inc., Class A*	$32,540
15,662	99 Cents Only Stores*	168,836
15,134	Aaron Rents, Inc.	399,992
22,317	Aeropostale, Inc.*	337,433
8,420	AFC Enterprises, Inc.*	33,933
6,835	AH Belo Corp., Class A	13,807
6,375	Ambassadors Group, Inc.	57,757
11,303	American Apparel, Inc.*	48,038
15,369	American Axle & Manufacturing Holdings, Inc.	38,730
15,158	American Greetings Corp., Class A	174,620
3,670	American Public Education, Inc.*	145,185
3,346	America’s Car-Mart, Inc.*	31,252
7,389	Amerigon, Inc.*	27,561
8,476	Ameristar Casinos, Inc.	64,926
9,108	Arbitron, Inc.	127,785
412	Aristotle Corp. (The)*	1,520
24,591	ArvinMeritor, Inc.	97,134
10,656	Asbury Automotive Group, Inc.	53,600
5,813	Audiovox Corp., Class A*	33,774
18,255	Bally Technologies, Inc.*	337,170
13,086	Beazer Homes USA, Inc.*	23,686
12,816	Bebe Stores, Inc.	79,203
29,734	Belo Corp., Class A	57,387
1,926	Bidz.com, Inc.*	7,338
7,281	Big 5 Sporting Goods Corp.	27,595
5,801	BJ’s Restaurants, Inc.*	56,734
59,041	Blockbuster, Inc., Class A*	70,259
4,450	Blue Nile, Inc.*	106,177
4,282	Bluegreen Corp.*	13,317
8,152	Blyth, Inc.	67,580
10,348	Bob Evans Farms, Inc.	173,536
20,192	Borders Group, Inc.	21,605
3,123	Brookfield Homes Corp.	14,803
14,118	Brown Shoe Co., Inc.	79,625
29,223	Brunswick Corp.	79,194
7,738	Buckle, Inc. (The)	145,939
5,939	Buffalo Wild Wings, Inc.*	136,359
5,536	Build-A-Bear Workshop, Inc.*	24,635
13,100	Cabela’s, Inc.*	81,875
3,764	Cache, Inc.*	7,716
7,027	California Pizza Kitchen, Inc.*	54,459
22,118	Callaway Golf Co.	222,728
4,746	Capella Education Co.*	284,096
18,880	Carter’s, Inc.*	357,021
12,433	Casual Male Retail Group, Inc.*	7,957
9,233	Cato Corp. (The), Class A	128,893
2,162	Cavco Industries, Inc.*	65,422
7,392	CBRL Group, Inc.	142,887
6,720	CEC Entertainment, Inc.*	115,651
25,924	Champion Enterprises, Inc.*	18,925
6,956	Charlotte Russe Holding, Inc.*	34,780
37,799	Charming Shoppes, Inc.*	56,698
136,111	Charter Communications, Inc., Class A*	25,861
19,926	Cheesecake Factory (The)*	145,061
2,514	Cherokee, Inc.	40,450
58,873	Chico’s FAS, Inc.*	150,126
7,794	Childrens Place Retail Stores, Inc. (The)*	182,769
11,764	Christopher & Banks Corp.	39,645
3,189	Churchill Downs, Inc.	111,806
9,954	Cinemark Holdings, Inc.	74,954
60,460	Citadel Broadcasting Corp.*	10,883
4,757	Citi Trends, Inc.*	58,511
17,468	CKE Restaurants, Inc.	125,770
17,559	CKX, Inc.*	77,260
9,310	Coinstar, Inc.*	172,794
18,988	Coldwater Creek, Inc.*	36,457
21,330	Collective Brands, Inc.*	163,174
4,129	Columbia Sportswear Co.	130,270
3,275	Conn’s, Inc.*	20,174
19,658	Cooper Tire & Rubber Co.	94,162
3,140	Core-Mark Holding Co., Inc.*	63,177
28,411	Corinthian Colleges, Inc.*	456,849
8,553	Cox Radio, Inc., Class A*	49,607
27,769	CROCS, Inc.*	35,267
3,631	Crown Media Holdings, Inc., Class A*	7,734
2,615	CSS Industries, Inc.	59,622
8,798	Cumulus Media, Inc., Class A*	7,742
33,022	Dana Holding Corp.*	31,371
4,350	Deckers Outdoor Corp.*	259,434
31,694	Denny’s Corp.*	58,951
19,030	Dillard’s, Inc., Class A	69,650
5,804	DineEquity, Inc.	73,885
8,494	Dolan Media Co.*	36,609
13,078	Domino’s Pizza, Inc.*	50,481
3,655	Dorman Products, Inc.*	43,568
4,666	Dover Downs Gaming & Entertainment, Inc.	16,844
5,056	Dover Motorsports, Inc.	7,584
15,019	Dress Barn, Inc.*	117,599
6,572	Drew Industries, Inc.*	92,402
27,885	Drugstore.Com*	27,885
4,468	DSW, Inc., Class A*	44,903
1,464	Einstein Noah Restaurant Group, Inc.*	7,305
8,577	Entercom Communications Corp., Class A	9,349
19,848	Entravision Communications Corp., Class A*	15,283
8,213	Ethan Allen Interiors, Inc.	113,422
25,112	Exide Technologies*	113,004
4,582	FGX International Holdings Ltd.*	47,011
14,229	Finish Line (The), Class A	75,556
2,226	Fisher Communications, Inc.	49,862
25,446	Fleetwood Enterprises, Inc.*	3,817
15,129	Fossil, Inc.*	229,961
13,327	Fred’s, Inc., Class A	153,260
4,035	Fuel Systems Solutions, Inc.*	139,571
3,263	Fuqi International, Inc.*	20,296
13,863	Furniture Brands International, Inc.	45,193
4,406	G-III Apparel Group Ltd.*	34,940
5,993	Gaiam, Inc., Class A*	30,804
13,636	Gaylord Entertainment Co.*	125,315
6,400	Genesco, Inc.*	86,144
5,658	Global Sources Ltd.*	36,551
3,950	Global Traffic Network, Inc.*	27,571
14,248	Gray Television, Inc.	8,406
8,979	Great Wolf Resorts, Inc.*	10,146
7,736	Group 1 Automotive, Inc.	81,151
9,490	Gymboree Corp.*	238,673
12,246	Harte-Hanks, Inc.	73,109
5,919	Haverty Furniture Cos., Inc.	50,252
33,733	Hayes Lemmerz International, Inc.*	23,613
10,076	Helen of Troy Ltd.*	157,790
4,167	hhgregg, Inc.*	24,835

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,479	Hibbett Sports, Inc.*	$134,981
3,057	Hooker Furniture Corp.	20,390
14,590	HOT Topic, Inc.*	119,930
15,485	Hovnanian Enterprises, Inc., Class A*	33,912
19,239	Iconix Brand Group, Inc.*	162,954
12,211	Interactive Data Corp.	282,807
5,965	iRobot Corp.*	62,275
5,270	Isle of Capri Casinos, Inc.*	17,707
14,137	J. Crew Group, Inc.*	143,349
19,609	Jack in the Box, Inc.*	343,157
9,477	Jackson Hewitt Tax Service, Inc.	121,969
9,135	Jakks Pacific, Inc.*	163,516
8,464	Jo-Ann Stores, Inc.*	117,480
6,072	JOS. A. Bank Clothiers, Inc.*	118,708
14,083	Journal Communications, Inc., Class A	33,377
2,087	K12, Inc.*	38,088
3,003	Kenneth Cole Productions, Inc., Class A	26,276
9,459	Knology, Inc.*	53,727
18,787	Krispy Kreme Doughnuts, Inc.*	47,343
8,643	K-Swiss, Inc., Class A	108,902
3,890	Landry’s Restaurants, Inc.	45,085
17,153	La-Z-Boy, Inc.	56,433
10,989	Leapfrog Enterprises, Inc.*	47,692
21,382	Lear Corp.*	50,675
2,982	Learning Tree International, Inc.*	34,919
14,978	Lee Enterprises, Inc.	15,577
4,867	Libbey, Inc.	9,734
11,620	Life Time Fitness, Inc.*	173,951
8,925	Lin TV Corp., Class A*	13,209
1,424	Lincoln Educational Services Corp.*	19,580
25,282	Live Nation, Inc.*	123,629
5,403	Lodgian, Inc.*	11,887
7,197	Luby’s, Inc.*	31,523
6,008	Lululemon Athletica, Inc.*	58,999
3,133	Lumber Liquidators, Inc.*	29,701
4,686	M/I Homes, Inc.	49,390
7,495	Maidenform Brands, Inc.*	69,404
6,758	Marcus Corp.	87,111
3,340	Marine Products Corp.	19,339
5,456	MarineMax, Inc.*	15,168
8,441	Martha Stewart Living Omnimedia, Class A*	28,193
16,325	Marvel Entertainment, Inc.*	480,771
10,404	Matthews International Corp., Class A	424,795
18,983	McClatchy Co., Class A	37,017
7,629	Media General, Inc., Class A	14,724
13,140	Mediacom Communications Corp., Class A*	33,244
17,227	Men’s Wearhouse, Inc. (The)	183,295
10,239	Meritage Homes Corp.*	126,964
4,613	Midas, Inc.*	38,196
10,770	Modine Manufacturing Co.	51,804
3,824	Monarch Casino & Resort, Inc.*	34,416
5,434	Monro Muffler, Inc.	110,908
9,003	Morgans Hotel Group Co.*	36,012
5,310	Movado Group, Inc.	71,685
14,036	National CineMedia, Inc.	114,253
1,507	National Presto Industries, Inc.	98,874
7,597	Nautilus, Inc.*	22,335
13,468	NetFlix, Inc.*	309,495
7,741	New York & Co., Inc.*	14,553
10,190	NutriSystem, Inc.	142,762
6,038	O’Charleys, Inc.	12,801
12,216	Orbitz Worldwide, Inc.*	29,685
5,371	Outdoor Channel Holdings, Inc.*	32,656
5,147	Overstock.com, Inc.*	53,992
4,743	Oxford Industries, Inc.	28,458
21,928	Pacific Sunwear of California*	33,111
3,299	Palm Harbor Homes, Inc.*	24,446
7,289	Papa John’s International, Inc.*	129,161
4,669	Peet’s Coffee & Tea, Inc.*	105,379
14,078	PEP Boys-Manny Moe & Jack	63,351
4,066	Perry Ellis International, Inc.*	22,038
7,910	PetMed Express, Inc.*	141,826
8,056	PF Chang’s China Bistro, Inc.*	150,889
29,707	Pier 1 Imports, Inc.*	26,439
20,000	Pinnacle Entertainment, Inc.*	114,000
7,113	Playboy Enterprises, Inc., Class B*	8,891
10,993	Polaris Industries, Inc.	300,109
15,962	Pool Corp.	275,025
2,664	Pre-Paid Legal Services, Inc.*	106,560
8,407	Primedia, Inc.	8,491
4,455	Princeton Review, Inc.*	23,121
27,524	Quantum Fuel Systems Technologies Worldwide, Inc.*	21,469
42,047	Quiksilver, Inc.*	58,866
22,952	R.H. Donnelley Corp.*	12,624
15,792	Raser Technologies, Inc.*	74,222
5,802	RC2 Corp.*	61,675
12,557	RCN Corp.*	87,648
5,620	Red Robin Gourmet Burgers, Inc.*	68,508
14,345	Regis Corp.	157,652
22,263	Rent-A-Center, Inc.*	365,336
9,632	Retail Ventures, Inc.*	11,944
2,783	Rex Stores Corp.*	27,691
4,513	RHI Entertainment, Inc.	18,458
2,179	Rick’s Cabaret International, Inc.*	9,697
3,358	Riviera Holdings Corp.*	13,936
17,257	Ruby Tuesday, Inc.*	19,846
5,596	Russ Berrie & Co., Inc.*	11,472
6,709	Ruth’s Hospitality Group, Inc.*	9,996
14,139	Ryland Group, Inc.	239,939
31,468	Sally Beauty Holdings, Inc.*	136,886
8,032	Scholastic Corp.	122,649
14,752	Sealy Corp.	44,404
2,960	Shoe Carnival, Inc.*	27,765
17,647	Shuffle Master, Inc.*	75,529
6,563	Shutterfly, Inc.*	44,891
17,476	Sinclair Broadcast Group, Inc., Class A	55,224
24,277	Six Flags, Inc.*	5,826
10,959	Skechers U.S.A., Inc., Class A*	131,946
2,274	Skyline Corp.	52,461
12,528	Smith & Wesson Holding Corp.*	25,808
8,699	Sonic Automotive, Inc., Class A	28,011
19,992	Sonic Corp.*	168,932
22,471	Sotheby’s	223,362
10,818	Spartan Motors, Inc.	32,238
4,543	Speedway Motorsports, Inc.	62,830
12,783	Stage Stores, Inc.	73,886
4,556	Stamps.com, Inc.*	40,366
41,364	Standard Pacific Corp.*	79,832
9,585	Steak N Shake Co. (The)*	42,366
8,429	Stein Mart, Inc.	13,149
5,426	Steiner Leisure Ltd.*	131,255
2,297	Steinway Musical Instruments, Inc.*	40,933
5,897	Steven Madden Ltd.*	100,898

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
27,909	Stewart Enterprises, Inc., Class A	$89,030
4,874	Stoneridge, Inc.*	22,469
7,697	Superior Industries International, Inc.	94,134
2,210	Syms Corp.*	20,553
3,673	Systemax, Inc.	35,922
8,157	Talbots, Inc.	19,414
24,924	Tempur-Pedic International, Inc.	174,219
15,550	Tenneco, Inc.*	51,004
17,466	Texas Roadhouse, Inc., Class A*	97,635
17,373	thinkorswim Group, Inc.*	112,230
15,956	Timberland Co., Class A*	161,953
5,838	Town Sports International Holdings, Inc.*	16,522
11,124	Tractor Supply Co.*	426,939
5,692	True Religion Apparel, Inc.*	71,662
10,100	Tuesday Morning Corp.*	11,312
20,686	Tupperware Brands Corp.	406,894
8,275	Tween Brands, Inc.*	31,776
6,774	Ulta Salon Cosmetics & Fragrance, Inc.*	48,637
10,990	Under Armour, Inc., Class A*	252,660
15,064	Unifi, Inc.*	70,048
4,798	Unifirst Corp.	132,953
4,710	Universal Electronics, Inc.*	78,186
7,186	Universal Technical Institute, Inc.*	138,187
10,432	Vail Resorts, Inc.*	226,896
16,027	Valassis Communications, Inc.*	23,720
448	Value Line, Inc.	14,381
43,654	Visteon Corp.*	32,740
6,066	Volcom, Inc.*	61,145
15,188	Warnaco Group, Inc. (The)*	271,865
132,317	Wendy’s/Arby’s Group, Inc., Class A	531,914
30,722	Wet Seal, Inc. (The), Class A*	86,329
2,415	Weyco Group, Inc.	81,047
9,696	Winnebago Industries	57,012
14,633	WMS Industries, Inc.*	360,703
16,603	Wolverine World Wide, Inc.	319,940
4,900	Wonder Auto Technology, Inc.*	18,424
7,077	World Wrestling Entertainment, Inc., Class A	82,305
10,681	Zale Corp.*	63,338
6,555	Zumiez, Inc.*	56,635
		25,356,892
	Consumer Staples - 3.4%

6,628	AgFeed Industries, Inc.*	12,991
1,199	Alico, Inc.	38,908
29,662	Alliance One International, Inc.*	91,952
2,370	American Dairy, Inc.*	40,337
20,596	American Oriental Bioengineering, Inc.*	116,779
6,038	Andersons, Inc. (The)	76,441
376	Arden Group, Inc., Class A	51,426
6,710	B&G Foods, Inc., Class A	36,100
2,812	Boston Beer Co., Inc., Class A*	90,209
3,455	Calavo Growers, Inc.	30,473
4,339	Cal-Maine Foods, Inc.	109,386
16,922	Casey’s General Stores, Inc.	501,737
21,482	Central Garden and Pet Co., Class A*	89,795
5,740	Chattem, Inc.*	416,552
2,631	China Sky One Medical, Inc.*	26,863
14,446	Chiquita Brands International, Inc.*	161,073
1,361	Coca-Cola Bottling Co. Consolidated	57,924
27,186	Darling International, Inc.*	135,930
5,363	Diamond Foods, Inc.	162,070
8,145	Elizabeth Arden, Inc.*	114,845
2,251	Farmer Bros Co.	53,236
25,794	Flowers Foods, Inc.	690,763
13,993	Fresh Del Monte Produce, Inc.*	353,183
11,766	Great Atlantic & Pacific Tea Co.*	61,183
5,748	Green Mountain Coffee Roasters, Inc.*	208,882
1,112	Griffin Land & Nurseries, Inc.	35,161
13,522	Hain Celestial Group, Inc.*	212,836
2,220	HQ Sustainable Maritime Industries, Inc.*	11,833
3,975	Imperial Sugar Co.	55,769
4,195	Ingles Markets, Inc., Class A	56,591
4,683	Inter Parfums, Inc.	34,467
4,716	J&J Snack Foods Corp.	140,254
6,726	Lancaster Colony Corp.	202,789
9,020	Lance, Inc.	176,161
1,606	Lifeway Foods, Inc.*	10,889
5,244	Mannatech, Inc.	11,799
4,248	Nash Finch Co.	190,565
3,590	National Beverage Corp.*	31,771
16,524	Nu Skin Enterprises, Inc., Class A	177,798
6,122	Omega Protein Corp.*	25,468
7,409	Pantry, Inc. (The)*	143,290
15,051	Pilgrim’s Pride Corp.	17,309
11,262	Prestige Brands Holdings, Inc.*	88,069
4,823	Pricesmart, Inc.	65,882
18,752	Ralcorp Holdings, Inc.*	1,173,125
5,956	Reddy Ice Holdings, Inc.	7,147
14,048	Ruddick Corp.	384,353
6,768	Sanderson Farms, Inc.	211,026
3,114	Schiff Nutrition International, Inc.*	18,933
20,902	Smart Balance, Inc.*	122,277
7,296	Spartan Stores, Inc.	173,061
13,357	Spectrum Brands, Inc.*	2,538
21,989	Star Scientific, Inc.*	67,286
2,599	Susser Holdings Corp.*	31,552
3,454	Synutra International, Inc.*	41,103
7,940	Tootsie Roll Industries, Inc.	206,043
10,409	TreeHouse Foods, Inc.*	247,630
14,304	United Natural Foods, Inc.*	257,615
8,479	Universal Corp.	271,074
2,330	USANA Health Sciences, Inc.*	70,762
10,994	Vector Group Ltd.	157,874
1,068	Village Super Market, Inc., Class A	52,289
5,482	WD-40 Co.	156,785
3,674	Weis Markets, Inc.	116,172
18,043	Winn-Dixie Stores, Inc.*	269,743
6,154	Zhongpin, Inc.*	53,478
		9,509,605
	Energy - 4.3%

14,008	Abraxas Petroleum Corp.*	17,370
9,350	Allis-Chalmers Energy, Inc.*	58,999
3,610	Alon USA Energy, Inc.	35,414
12,244	American Oil & Gas, Inc.*	11,632
1,275	APCO Argentina, Inc.	36,337
2,996	Approach Resources, Inc.*	26,035
12,657	Arena Resources, Inc.*	335,031
4,239	Arlington Tankers Ltd.	40,567
11,507	Atlas America, Inc.	172,490

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,278	ATP Oil & Gas Corp.*	$61,977
9,777	Aventine Renewable Energy Holdings, Inc.*	7,822
13,771	Basic Energy Services, Inc.*	158,091
14,242	Berry Petroleum Co., Class A	166,774
12,225	Bill Barrett Corp.*	273,473
13,341	BMB Munai, Inc.*	15,876
2,873	Bolt Technology Corp.*	24,191
19,994	BPZ Resources, Inc.*	123,163
15,412	Brigham Exploration Co.*	46,698
8,068	Bristow Group, Inc.*	182,579
8,764	Bronco Drilling Co., Inc.*	55,914
14,752	Cal Dive International, Inc.*	90,135
6,993	Callon Petroleum Co.*	17,133
15,788	Cano Petroleum, Inc.*	9,157
6,851	CARBO Ceramics, Inc.	328,163
9,114	Carrizo Oil & Gas, Inc.*	188,660
16,194	Cheniere Energy, Inc.*	50,849
1,797	Clayton Williams Energy, Inc.*	82,518
7,269	Clean Energy Fuels Corp.*	35,255
16,014	Complete Production Services, Inc.*	131,155
15,202	Comstock Resources, Inc.*	637,420
18,462	Concho Resources, Inc.*	435,519
4,383	Contango Oil & Gas Co.*	230,283
13,412	Crosstex Energy, Inc.	55,660
7,678	CVR Energy, Inc.*	26,873
2,575	Dawson Geophysical Co.*	52,968
4,421	Delek U.S. Holdings, Inc.	24,316
20,737	Delta Petroleum Corp.*	118,408
13,085	DHT Maritime, Inc.	70,005
2,727	Double Eagle Petroleum Co.*	18,489
10,326	Dril-Quip, Inc.*	203,216
37,943	Endeavour International Corp.*	23,904
10,652	Energy Partners Ltd.*	36,004
40,003	Energy XXI Bermuda Ltd.	44,403
9,035	ENGlobal Corp.*	26,563
28,235	Evergreen Energy, Inc.*	10,729
49,812	EXCO Resources, Inc.*	382,058
13,455	FX Energy, Inc.*	47,765
31,270	Gasco Energy, Inc.*	19,384
8,906	General Maritime Corp.	115,422
12,676	GeoGlobal Resources, Inc.*	22,817
1,595	Geokinetics, Inc.*	5,933
6,158	GeoMet, Inc.*	12,624
2,032	Georesources, Inc.*	15,646
5,565	GMX Resources, Inc.*	159,882
11,785	Golar LNG Ltd.	76,249
7,522	Goodrich Petroleum Corp.*	271,319
73,765	Gran Tierra Energy, Inc.*	201,378
1,435	GreenHunter Energy, Inc.*	8,754
59,676	Grey Wolf, Inc.*	327,025
4,061	Gulf Island Fabrication, Inc.	58,519
7,522	Gulfmark Offshore, Inc.*	212,873
8,756	Gulfport Energy Corp.*	43,342
11,766	Harvest Natural Resources, Inc.*	75,655
7,733	Hornbeck Offshore Services, Inc.*	130,533
4,978	Houston American Energy Corp.	12,793
42,435	International Coal Group, Inc.*	120,515
28,224	ION Geophysical Corp.*	84,672
9,139	James River Coal Co.*	103,819
5,702	Knightsbridge Tankers Ltd.	84,789
4,930	Lufkin Industries, Inc.	243,098
8,671	Matrix Service Co.*	66,246
20,024	McMoRan Exploration Co.*	225,270
25,889	Meridian Resource Corp.*	24,336
3,277	Mitcham Industries, Inc.*	14,058
6,665	NATCO Group, Inc., Class A*	120,836
9,207	National Coal Corp.*	17,309
4,035	Natural Gas Services Group, Inc.*	41,561
29,984	Newpark Ressources, Inc.*	137,927
11,469	Nordic American Tanker Shipping	335,239
7,112	Northern Oil and Gas, Inc.*	29,799
58,591	Oilsands Quest, Inc.*	64,450
1,361	OYO Geospace Corp.*	30,976
14,758	Pacific Ethanol, Inc.*	9,888
2,448	Panhandle Oil and Gas, Inc., Class A	56,671
13,806	Parallel Petroleum Corp.*	43,489
37,691	Parker Drilling Co.*	115,334
13,875	Penn Virginia Corp.	416,666
4,962	Petroleum Development Corp.*	95,270
14,471	Petroquest Energy, Inc.*	101,442
4,547	PHI, Inc. (Non-Voting)*	56,155
16,612	Pioneer Drilling Co.*	121,932
306	PrimeEnergy Corp.*	16,585
9,194	Quest Resource Corp.*	3,034
15,529	RAM Energy Resources, Inc.*	17,703
55,311	Rentech, Inc.*	35,399
5,595	Rex Energy Corp.*	34,130
17,157	Rosetta Resources, Inc.*	129,192
9,675	RPC, Inc.	83,205
14,077	Ship Finance International Ltd.	167,376
10,561	Stone Energy Corp.*	175,524
17,769	Sulphco, Inc.*	28,430
5,509	Superior Well Services, Inc.*	56,467
10,187	Swift Energy Co.*	217,696
4,166	T-3 Energy Services, Inc.*	54,783
4,513	Teekay Tankers Ltd., Class A	49,282
5,643	Toreador Resources Corp.*	28,723
4,230	Trico Marine Services, Inc.*	16,159
7,487	Tri-Valley Corp.*	24,782
11,685	TXCO Resources, Inc.*	35,055
4,690	Union Drilling, Inc.*	31,611
16,426	Uranium Resources, Inc.*	8,377
37,090	USEC, Inc.*	142,796
19,730	Vaalco Energy, Inc.*	124,299
6,758	Venoco, Inc.*	22,572
19,447	Warren Resources, Inc.*	64,759
9,957	Western Refining, Inc.	75,474
3,162	Westmoreland Coal Co.*	29,976
12,967	Willbros Group, Inc.*	107,237
9,589	World Fuel Services Corp.	348,081
		11,888,643
	Financials - 19.6%

4,981	1st Source Corp.	110,628
8,161	Abington Bancorp, Inc.	84,058
10,771	Acadia Realty Trust (REIT)	150,579
13,963	Advance America Cash Advance Centers, Inc.	23,877
12,774	Advanta Corp., Class B	37,683
2,605	Agree Realty Corp. (REIT)	35,610
664	Alexander’s, Inc. (REIT)	141,299
95,720	AMBAC Financial Group, Inc.	134,008
6,666	Amcore Financial, Inc.	24,331
14,114	American Campus Communities, Inc. (REIT)	316,012
3,327	American Capital Agency Corp. (REIT)	66,340
18,219	American Equity Investment Life Holding Co.	113,322
2,802	American Physicians Capital, Inc.	107,457

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,546	American Safety Insurance Holdings Ltd.*	$31,666
4,523	Ameris Bancorp	43,240
6,274	Amerisafe, Inc.*	101,639
2,153	Ames National Corp.	53,201
6,564	Ampal-American Israel Corp., Class A*	7,352
5,285	Amtrust Financial Services, Inc.	47,248
6,351	Anchor Bancorp Wisconsin, Inc.	18,608
19,610	Anthracite Capital, Inc. (REIT)	59,222
27,510	Anworth Mortgage Asset Corp. (REIT)	174,138
47,457	Apollo Investment Corp.	402,910
4,731	Arbor Realty Trust, Inc. (REIT)	12,916
32,416	Ares Capital Corp.	161,432
10,245	Argo Group International Holdings Ltd.*	324,152
3,045	Arrow Financial Corp.	88,275
39,940	Ashford Hospitality Trust, Inc. (REIT)	62,306
28,493	Aspen Insurance Holdings Ltd.	525,126
4,980	Asset Acceptance Capital Corp.*	32,270
4,842	Associated Estates Realty Corp. (REIT)	42,416
18,620	Assured Guaranty Ltd.	209,289
2,036	Avatar Holdings, Inc.*	59,125
2,861	Baldwin & Lyons, Inc., Class B	52,499
2,468	Bancfirst Corp.	108,370
9,109	Banco Latinoamericano de Exportaciones S.A., Class E	115,411
5,852	BancTrust Financial Group, Inc.	73,033
16,101	Bank Mutual Corp.	165,035
4,130	Bank of the Ozarks, Inc.	112,419
6,566	BankFinancial Corp.	71,766
4,690	Banner Corp.	48,588
10,927	Beneficial Mutual Bancorp, Inc.*	128,392
3,990	Berkshire Hills Bancorp, Inc.	115,710
11,204	BGC Partners, Inc., Class A	42,575
26,810	BioMed Realty Trust, Inc. (REIT)	249,869
4,341	BlackRock Kelso Capital Corp.	44,495
18,211	Boston Private Financial Holdings, Inc.	125,838
8,056	Broadpoint Securities Group, Inc.*	20,946
19,425	Brookline Bancorp, Inc.	219,308
1,127	Brooklyn Federal Bancorp, Inc.	15,440
2,303	Bryn Mawr Bank Corp.	46,613
6,714	Calamos Asset Management, Inc., Class A	27,326
2,564	Camden National Corp.	72,254
3,930	Capital City Bank Group, Inc.	116,092
1,012	Capital Southwest Corp.	82,630
5,544	Capital Trust, Inc./NY, Class A (REIT)	27,720
4,811	Capitol Bancorp Ltd.	26,460
14,931	CapLease, Inc. (REIT)	31,206
18,817	Capstead Mortgage Corp. (REIT)	197,390
8,055	Cardinal Financial Corp.	42,772
4,011	Cardtronics, Inc.*	5,375
4,428	Care Investment Trust, Inc. (REIT)	38,302
7,427	Cascade Bancorp	50,504
9,726	Cash America International, Inc.	262,699
11,156	Castlepoint Holdings Ltd.	114,461
16,490	Cathay General Bancorp	338,375
12,771	Cedar Shopping Centers, Inc. (REIT)	60,024
3,089	Centerstate Banks of Florida, Inc.	51,123
9,585	Central Pacific Financial Corp.	122,688
7,951	Chemical Financial Corp.	196,628
11,259	Chimera Investment Corp. (REIT)	33,552
2,991	Citizens & Northern Corp.	65,952
42,048	Citizens Republic Bancorp, Inc.	99,233
12,462	Citizens, Inc./TX*	117,766
4,561	City Bank/WA	30,057
5,382	City Holding Co.	190,630
3,496	Clifton Savings Bancorp, Inc.	41,043
5,584	CNA Surety Corp.*	67,622
6,286	CoBiz Financial, Inc.	68,769
4,013	Cogdell Spencer, Inc. (REIT)	32,104
5,598	Cohen & Steers, Inc.	64,041
67,348	Colonial BancGroup, Inc. (The)	169,043
15,830	Colonial Properties Trust (REIT)	89,756
6,034	Columbia Banking System, Inc.	60,642
10,879	Community Bank System, Inc.	250,870
5,004	Community Trust Bancorp, Inc.	163,381
7,954	Compass Diversified Holdings	79,620
5,376	CompuCredit Corp.*	18,010
1,814	Consolidated-Tomoka Land Co.	62,311
14,007	Corporate Office Properties Trust SBI MD (REIT)	416,148
12,580	Corus Bankshares, Inc.	14,970
14,534	Cousins Properties, Inc. (REIT)	156,677
8,059	Crawford & Co., Class B*	90,583
1,991	Credit Acceptance Corp.*	26,082
22,071	CVB Financial Corp.	247,857
5,949	Danvers Bancorp, Inc.	75,790
57,289	DCT Industrial Trust, Inc. (REIT)	256,655
13,788	Delphi Financial Group, Inc., Class A	166,835
681	Diamond Hill Investment Group, Inc.	38,204
31,618	DiamondRock Hospitality Co. (REIT)	117,619
7,858	Dime Community Bancshares	106,004
8,079	Dollar Financial Corp.*	61,239
3,910	Donegal Group, Inc., Class A	61,465
1,791	Doral Financial Corp.*	13,074
3,979	DuPont Fabros Technology, Inc. (REIT)	8,515
21,170	East West Bancorp, Inc.	313,316
8,309	EastGroup Properties, Inc. (REIT)	267,799
9,516	Education Realty Trust, Inc. (REIT)	42,537
8,319	eHealth, Inc.*	91,259
1,952	EMC Insurance Group, Inc.	48,195
16,492	Employers Holdings, Inc.	268,655
2,152	Encore Bancshares, Inc.*	30,989
4,561	Encore Capital Group, Inc.*	38,130
1,863	Enstar Group Ltd.*	88,548
3,683	Enterprise Financial Services Corp.	53,588
10,971	Entertainment Properties Trust (REIT)	269,119
3,663	Epoch Holding Corp.	30,769
6,787	Equity Lifestyle Properties, Inc. (REIT)	234,830
10,734	Equity One, Inc. (REIT)	177,648
5,667	ESSA Bancorp, Inc.	76,335
3,285	Evercore Partners, Inc., Class A	32,883
26,509	Extra Space Storage, Inc. (REIT)	234,605
12,827	Ezcorp, Inc., Class A*	211,517
2,064	Farmers Capital Bank Corp.	49,020
4,278	FBL Financial Group, Inc., Class A	48,641
9,292	FBR Capital Markets Corp.*	46,460

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,572	FCStone Group, Inc.*	$25,745
3,156	Federal Agricultural Mortgage Corp., Class C	13,981
20,990	FelCor Lodging Trust, Inc. (REIT)	35,473
3,328	Fifth Street Finance Corp.	24,394
8,497	Financial Federal Corp.	163,312
3,658	Financial Institutions, Inc.	59,881
5,754	First Acceptance Corp.*	19,564
2,888	First Bancorp, Inc./ME	54,988
4,798	First Bancorp/NC	82,718
23,739	First Bancorp/Puerto Rico	259,705
8,475	First Busey Corp.	145,177
6,627	First Cash Financial Services, Inc.*	102,188
24,425	First Commonwealth Financial Corp.	293,344
3,025	First Community Bancshares, Inc./VA	87,816
12,514	First Financial Bancorp	156,425
6,934	First Financial Bankshares, Inc.	362,301
3,776	First Financial Corp./IN	157,308
3,894	First Financial Holdings, Inc.	86,408
7,627	First Financial Northwest, Inc.	68,872
14,775	First Industrial Realty Trust, Inc. (REIT)	127,804
23,069	First Marblehead Corp. (The)	32,066
6,079	First Merchants Corp.	122,613
4,853	First Mercury Financial Corp.*	59,012
16,200	First Midwest Bancorp, Inc./IL	298,242
39,544	First Niagara Financial Group, Inc.	613,328
5,665	First Place Financial Corp./OH	24,416
9,123	First Potomac Realty Trust (REIT)	73,258
2,679	First South Bancorp, Inc./NC	33,487
4,562	FirstFed Financial Corp.*	17,199
26,986	FirstMerit Corp.	593,692
17,362	Flagstar Bancorp, Inc.	12,327
10,049	Flagstone Reinsurance Holdings Ltd.	103,304
7,155	Flushing Financial Corp.	97,737
28,702	FNB Corp./PA	354,757
11,891	Forestar Group, Inc.*	55,055
2,054	Fox Chase Bancorp, Inc.*	24,463
2,759	Fpic Insurance Group, Inc.*	127,852
19,715	Franklin Street Properties Corp. (REIT)	249,986
49,333	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	9,867
15,687	Frontier Financial Corp.	44,865
3,448	FX Real Estate and Entertainment, Inc.*	1,172
2,528	GAMCO Investors, Inc., Class A	69,343
5,784	Getty Realty Corp. (REIT)	108,219
22,042	GFI Group, Inc.	83,539
18,001	Glacier Bancorp, Inc.	320,058
7,038	Gladstone Capital Corp.	42,228
7,363	Gladstone Investment Corp.	36,300
12,609	Glimcher Realty Trust (REIT)	29,379
13,886	Gramercy Capital Corp./NY (REIT)	15,830
4,342	Green Bankshares, Inc.	70,818
5,779	Greenhill & Co., Inc.	393,550
9,613	Greenlight Capital Re Ltd., Class A*	100,552
11,590	Grubb & Ellis Co.	15,415
17,573	Guaranty Bancorp*	34,795
12,427	Guaranty Financial Group, Inc.*	33,553
1,972	Hallmark Financial Services*	12,187
8,588	Hancock Holding Co.	370,229
12,422	Hanmi Financial Corp.	29,192
4,355	Harleysville Group, Inc.	164,096
10,466	Harleysville National Corp.	146,733
8,626	Harris & Harris Group, Inc.*	34,763
3,827	Hatteras Financial Corp. (REIT)	98,622
19,626	Healthcare Realty Trust, Inc. (REIT)	376,427
4,369	Heartland Financial USA, Inc.	94,327
10,970	Hercules Technology Growth Capital, Inc.	70,756
3,453	Heritage Commerce Corp.	42,921
16,061	Hersha Hospitality Trust (REIT)	56,535
21,194	Highwoods Properties, Inc. (REIT)	506,113
15,037	Hilltop Holdings, Inc.*	146,611
4,416	Home Bancshares, Inc./AR	116,671
2,192	Home Federal Bancorp, Inc./ID	23,038
10,554	Home Properties, Inc. (REIT)	411,606
13,545	Horace Mann Educators Corp.	115,403
4,296	IBERIABANK Corp.	226,184
2,169	Independence Holding Co.	11,170
5,430	Independent Bank Corp./MA	128,637
984	IndyMac Bancorp, Inc.*	40
5,112	Infinity Property & Casualty Corp.	234,590
19,134	Inland Real Estate Corp. (REIT)	213,727
6,895	Integra Bank Corp.	17,513
13,538	Interactive Brokers Group, Inc., Class A*	246,933
1,408	International Assets Holding Corp.*	11,841
17,019	International Bancshares Corp.	399,946
14,712	Investors Bancorp, Inc.*	205,968
19,156	Investors Real Estate Trust (REIT)	188,303
16,706	IPC Holdings Ltd.	467,768
7,583	JER Investors Trust, Inc. (REIT)	10,237
1,527	Kansas City Life Insurance Co.	69,921
3,419	Kayne Anderson Energy Development Co.	32,925
8,737	KBW, Inc.*	198,417
5,922	Kearny Financial Corp.	75,624
6,760	Kite Realty Group Trust (REIT)	26,432
31,360	Knight Capital Group, Inc., Class A*	519,008
6,026	Kohlberg Capital Corp.	24,707
17,075	LaBranche & Co., Inc.*	83,667
35,796	Ladenburg Thalmann Financial Services, Inc.*	37,586
6,732	Lakeland Bancorp, Inc.	65,637
4,082	Lakeland Financial Corp.	90,580
13,378	LaSalle Hotel Properties (REIT)	117,994
17,265	Lexington Realty Trust (REIT)	83,735
1,984	Life Partners Holdings, Inc.	70,829
7,700	LTC Properties, Inc. (REIT)	149,996
12,757	Maguire Properties, Inc. (REIT)	24,238
16,389	Maiden Holdings Ltd.	68,014
6,722	MainSource Financial Group, Inc.	104,796
10,345	MarketAxess Holdings, Inc.*	66,208
1,561	Maui Land & Pineapple Co., Inc.*	17,530
18,838	Max Capital Group Ltd.	217,767
11,592	MB Financial, Inc.	302,435
25,237	MCG Capital Corp.	18,675
18,508	Meadowbrook Insurance Group, Inc.	103,830
4,963	Medallion Financial Corp.	34,741
22,147	Medical Properties Trust, Inc. (REIT)	137,976
3,504	Meridian Interstate Bancorp, Inc.*	32,167

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,286	Meruelo Maddux Properties, Inc.*	$6,714
65,993	MFA Mortgage Investments, Inc. (REIT)	408,497
8,762	Mid-America Apartment Communities, Inc. (REIT)	324,457
7,405	Midwest Banc Holdings, Inc.	13,181
6,571	Mission West Properties, Inc. (REIT)	49,545
6,600	Monmouth Real Estate Investment Corp., Class A (REIT)	45,474
31,151	Montpelier Re Holdings Ltd.	428,949
8,107	MVC Capital, Inc.	90,069
7,598	Nara Bancorp, Inc.	82,514
1,136	NASB Financial, Inc.	32,978
13,183	National Financial Partners Corp.	20,961
7,422	National Health Investors, Inc. (REIT)	167,366
2,045	National Interstate Corp.	34,336
26,519	National Penn Bancshares, Inc.	407,862
26,124	National Retail Properties, Inc. (REIT)	350,323
763	National Western Life Insurance Co., Class A	122,835
4,393	Navigators Group, Inc.*	238,540
10,699	NBT Bancorp, Inc.	283,737
5,837	Nelnet, Inc., Class A	76,815
36,235	NewAlliance Bancshares, Inc.	499,318
17,607	Newcastle Investment Corp. (REIT)	31,517
7,983	NewStar Financial, Inc.*	37,999
7,218	NGP Capital Resources Co.	70,953
6,562	Northfield Bancorp, Inc.	77,169
18,544	NorthStar Realty Finance Corp. (REIT)	63,050
5,692	Northwest Bancorp, Inc.	121,980
1,481	NYMAGIC, Inc.	23,237
2,950	OceanFirst Financial Corp.	44,014
11,890	Ocwen Financial Corp.*	96,903
8,092	Odyssey Re Holdings Corp.	364,059
22,090	Old National Bancorp/IN	379,506
4,584	Old Second Bancorp, Inc.	68,668
27,330	Omega Healthcare Investors, Inc. (REIT)	361,849
2,663	One Liberty Properties, Inc. (REIT)	25,778
14,128	optionsXpress Holdings, Inc.	199,063
8,105	Oriental Financial Group, Inc.	50,899
4,341	Oritani Financial Corp.*	73,233
15,384	Pacific Capital Bancorp N.A.	243,067
3,565	Pacific Continental Corp.	50,266
8,153	PacWest Bancorp	216,870
3,680	Park National Corp.	252,043
5,095	Parkway Properties, Inc./MD (REIT)	69,649
6,911	Patriot Capital Funding, Inc.	23,290
2,773	Peapack Gladstone Financial Corp.	85,963
7,032	PennantPark Investment Corp.	20,744
1,729	Pennsylvania Commerce Bancorp, Inc.*	47,202
11,751	Pennsylvania Real Estate Investment Trust (REIT)	52,879
5,611	Penson Worldwide, Inc.*	37,033
3,439	Peoples Bancorp, Inc./OH	59,976
18,066	PHH Corp.*	137,663
38,171	Phoenix Cos, Inc. (The)	108,787
5,389	Pico Holdings, Inc.*	122,276
7,539	Pinnacle Financial Partners, Inc.*	207,322
6,251	Piper Jaffray Cos.*	236,850
16,325	Platinum Underwriters Holdings Ltd.	501,667
10,606	PMA Capital Corp., Class A*	53,560
27,108	PMI Group, Inc. (The)	45,270
5,064	Portfolio Recovery Associates, Inc.*	170,961
14,728	Post Properties, Inc. (REIT)	230,935
13,152	Potlatch Corp. (REIT)	350,895
6,457	Premierwest Bancorp	43,908
7,230	Presidential Life Corp.	77,795
7,762	Primus Guaranty Ltd.*	6,908
7,181	PrivateBancorp, Inc.	223,760
10,699	ProAssurance Corp.*	584,058
8,764	Prospect Capital Corp.	110,602
13,073	Prosperity Bancshares, Inc.	431,540
11,053	Provident Bankshares Corp.	104,119
19,912	Provident Financial Services, Inc.	298,481
13,373	Provident New York Bancorp	162,482
5,012	PS Business Parks, Inc. (REIT)	238,872
2,047	Pzena Investment Management, Inc., Class A	7,246
26,837	Radian Group, Inc.	72,728
20,680	RAIT Financial Trust (REIT)	49,012
5,241	Ramco-Gershenson Properties Trust (REIT)	25,838
33,796	Realty Income Corp. (REIT)	682,341
10,966	Redwood Trust, Inc. (REIT)	143,106
6,992	Renasant Corp.	135,295
3,092	Republic Bancorp, Inc./KY, Class A	68,488
3,277	Resource America, Inc., Class A	13,763
7,092	Resource Capital Corp. (REIT)	21,560
7,170	Riskmetrics Group, Inc.*	107,120
6,228	RLI Corp.	363,217
2,964	Rockville Financial, Inc.	39,303
2,926	Roma Financial Corp.	43,071
7,947	S & T Bancorp, Inc.	270,119
5,427	Safety Insurance Group, Inc.	190,379
6,490	Sanders Morris Harris Group, Inc.	34,137
5,479	Sandy Spring Bancorp, Inc.	107,224
1,461	Santander BanCorp	14,435
3,159	Saul Centers, Inc. (REIT)	111,197
3,407	SCBT Financial Corp.	115,668
7,070	SeaBright Insurance Holdings, Inc.*	74,659
4,939	Seacoast Banking Corp. of Florida	24,399
17,787	Selective Insurance Group	408,390
38,200	Senior Housing Properties Trust (REIT)	532,126
2,804	Shore Bancshares, Inc.	70,352
2,480	Sierra Bancorp	50,071
11,744	Signature Bank/NY*	349,971
4,659	Simmons First National Corp., Class A	136,881
3,283	Smithtown Bancorp, Inc.	65,529
24,282	South Financial Group, Inc. (The)	104,898
4,050	Southside Bancshares, Inc.	90,112
4,852	Southwest Bancorp, Inc./OK	69,335
7,288	Sovran Self Storage, Inc. (REIT)	197,942
4,717	State Auto Financial Corp.	101,321
4,772	State Bancorp, Inc./NY	57,264
7,535	StellarOne Corp.	124,252
6,001	Sterling Bancorp/NY, Class N	78,073
24,400	Sterling Bancshares, Inc./TX	163,480
17,310	Sterling Financial Corp./WA	92,089

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,696	Stewart Information Services Corp.	$66,643
8,553	Stifel Financial Corp.*	367,865
24,830	Strategic Hotels & Resorts, Inc. (REIT)	24,830
2,063	Stratus Properties, Inc.*	32,967
3,189	Suffolk Bancorp	105,556
4,862	Sun Bancorp, Inc./NJ*	38,118
5,482	Sun Communities, Inc. (REIT)	60,028
17,126	Sunstone Hotel Investors, Inc. (REIT)	81,691
28,695	Susquehanna Bancshares, Inc.	438,460
9,995	SVB Financial Group*	400,300
8,121	SWS Group, Inc.	118,729
4,472	SY Bancorp, Inc.	118,463
10,530	Tanger Factory Outlet Centers (REIT)	385,819
3,714	Tejon Ranch Co.*	96,973
9,221	Texas Capital Bancshares, Inc.*	147,997
7,960	Thomas Properties Group, Inc.	16,079
6,472	Thomas Weisel Partners Group, Inc.*	27,635
1,925	Tompkins Financial Corp.	105,779
6,739	Tower Group, Inc.	153,717
6,925	TowneBank/VA	155,120
10,714	TradeStation Group, Inc.*	75,212
4,627	Trico Bancshares	110,169
25,251	Trustco Bank Corp./NY	267,408
16,519	Trustmark Corp.	329,719
4,223	U.S. Global Investors, Inc., Class A	21,157
36,866	UCBH Holdings, Inc.	171,058
10,364	UMB Financial Corp.	495,503
20,051	Umpqua Holdings Corp.	265,475
4,507	Union Bankshares Corp./VA	102,489
6,148	United America Indemnity Ltd., Class A*	79,309
12,631	United Bankshares, Inc.	419,981
13,515	United Community Banks, Inc./GA	178,128
9,033	United Community Financial Corp./OH	16,982
5,927	United Financial Bancorp, Inc.	78,118
7,589	United Fire & Casualty Co.	162,329
2,820	United Security Bancshares/CA	30,710
3,954	Universal Health Realty Income Trust (REIT)	124,037
4,286	Univest Corp. of Pennsylvania	134,238
6,913	Urstadt Biddle Properties, Inc., Class A (REIT)	108,811
16,522	U-Store-It Trust (REIT)	90,871
21,499	Validus Holdings Ltd.	499,637
3,680	ViewPoint Financial Group	58,843
17,465	Washington Real Estate Investment Trust (REIT)	462,299
3,805	Washington Trust Bancorp, Inc.	74,654
2,315	Waterstone Financial, Inc.*	10,996
8,855	WesBanco, Inc.	228,725
5,802	West Bancorporation, Inc.	71,365
5,231	West Coast Bancorp/OR	25,632
9,682	Westamerica Bancorporation	514,695
6,374	Western Alliance Bancorp*	70,242
10,565	Westfield Financial, Inc.	109,031
1,786	Westwood Holdings Group, Inc.	55,902
6,425	Wilshire Bancorp, Inc.	44,075
18,574	Winthrop Realty Trust (REIT)	43,463
7,874	Wintrust Financial Corp.	162,441
5,457	World Acceptance Corp.*	106,794
2,044	WSFS Financial Corp.	89,445
3,822	Yadkin Valley Financial Corp.	57,636
12,407	Zenith National Insurance Corp.	409,307
		54,311,323
	Health Care - 12.8%

7,234	Abaxis, Inc.*	95,923
11,344	Abiomed, Inc.*	159,270
11,014	Acadia Pharmaceuticals, Inc.*	14,098
8,935	Accelrys, Inc.*	34,846
12,044	Accuray, Inc.*	60,822
12,364	Acorda Therapeutics, Inc.*	224,036
2,727	Acura Pharmaceuticals, Inc.*	21,216
15,359	Adolor Corp.*	29,028
3,491	Affymax, Inc.*	40,670
23,165	Affymetrix, Inc.*	63,472
3,583	Air Methods Corp.*	56,791
19,019	Akorn, Inc.*	31,191
7,814	Albany Molecular Research, Inc.*	74,155
25,635	Alexion Pharmaceuticals, Inc.*	862,874
7,958	Alexza Pharmaceuticals, Inc.*	14,324
20,687	Align Technology, Inc.*	144,809
31,885	Alkermes, Inc.*	235,311
8,513	Alliance Imaging, Inc.*	66,572
17,679	Allos Therapeutics, Inc.*	127,289
19,033	Allscripts Healthcare Solutions, Inc.	146,554
2,132	Almost Family, Inc.*	93,723
11,871	Alnylam Pharmaceuticals, Inc.*	216,408
13,937	Alpharma, Inc., Class A*	503,126
8,323	Alphatec Holdings, Inc.*	16,563
5,671	AMAG Pharmaceuticals, Inc.*	190,999
8,838	Amedisys, Inc.*	343,710
24,279	American Medical Systems Holdings, Inc.*	213,655
17,866	AMERIGROUP Corp.*	438,789
1,626	Amicus Therapeutics, Inc.*	14,471
11,292	AMN Healthcare Services, Inc.*	100,725
10,509	Amsurg Corp.*	209,444
4,467	Analogic Corp.	174,481
8,062	Angiodynamics, Inc.*	96,180
4,050	Ardea Biosciences, Inc.*	36,976
24,644	Arena Pharmaceuticals, Inc.*	95,126
23,175	Ariad Pharmaceuticals, Inc.*	30,823
13,530	Arqule, Inc.*	45,867
15,860	Array Biopharma, Inc.*	59,951
8,888	Arthrocare Corp.*	116,255
18,312	Assisted Living Concepts, Inc., Class A*	85,517
6,893	athenahealth, Inc.*	188,386
495	Atrion Corp.	47,515
13,720	Auxilium Pharmaceuticals, Inc.*	298,822
3,586	Biodel, Inc.*	9,861
7,293	BioForm Medical, Inc.*	9,700
4,423	BioMimetic Therapeutics, Inc.*	38,038
6,314	Bio-Rad Laboratories, Inc., Class A*	468,246
3,850	Bio-Reference Labs, Inc.*	85,816
7,722	BMP Sunstone Corp.*	46,332
16,845	Bruker Corp.*	79,171
6,744	Cadence Pharmaceuticals, Inc.*	44,915
15,951	Caliper Life Sciences, Inc.*	18,025
9,708	Cambrex Corp.*	33,784
4,167	Cantel Medical Corp.*	39,378
7,443	Capital Senior Living Corp.*	20,245

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,640	Caraco Pharmaceutical Laboratories Ltd.*	$15,798
6,486	Cardiac Science Corp.*	42,354
1,509	CardioNet, Inc.*	29,999
10,995	Catalyst Health Solutions, Inc.*	247,387
26,686	Celera Corp.*	259,922
28,650	Cell Genesys, Inc.*	6,876
4,984	Celldex Therapeutics, Inc.*	32,346
14,475	Centene Corp.*	267,787
18,993	Cepheid, Inc.*	257,925
7,472	Chemed Corp.	304,559
3,679	Chindex International, Inc.*	22,074
3,454	Clinical Data, Inc.*	32,813
15,616	Columbia Laboratories, Inc.*	26,079
3,090	Computer Programs & Systems, Inc.	86,458
10,079	Conceptus, Inc.*	148,161
9,565	Conmed Corp.*	224,873
2,673	Corvel Corp.*	59,073
4,979	Cougar Biotechnology, Inc.*	120,492
10,227	Cross Country Healthcare, Inc.*	89,077
9,289	CryoLife, Inc.*	84,530
18,816	Cubist Pharmaceuticals, Inc.*	462,121
20,261	CV Therapeutics, Inc.*	183,565
7,915	Cyberonics, Inc.*	108,673
3,184	Cynosure, Inc., Class A*	29,420
12,523	Cypress Bioscience, Inc.*	67,123
11,659	Cytokinetics, Inc.*	30,197
6,639	Cytori Therapeutics, Inc.*	14,938
4,388	Datascope Corp.	229,097
31,095	Dendreon Corp.*	151,744
16,021	Depomed, Inc.*	24,833
8,759	DexCom, Inc.*	17,518
6,109	Dionex Corp.*	313,331
32,257	Discovery Laboratories, Inc.*	31,934
27,301	Durect Corp.*	114,664
18,553	Dyax Corp.*	48,238
18,139	Eclipsys Corp.*	237,984
3,112	Emergency Medical Services Corp., Class A*	105,559
4,514	Emergent Biosolutions, Inc.*	102,107
6,567	Emeritus Corp.*	44,787
2,779	Ensign Group, Inc. (The)	40,629
10,714	Enzo Biochem, Inc.*	54,534
14,927	Enzon Pharmaceuticals, Inc.*	73,292
14,422	eResearchTechnology, Inc.*	81,340
23,446	ev3, Inc.*	117,230
2,537	Exactech, Inc.*	44,423
35,070	Exelixis, Inc.*	108,366
10,621	Five Star Quality Care, Inc.*	14,976
4,655	Genomic Health, Inc.*	86,257
2,779	Genoptix, Inc.*	88,178
8,485	Gentiva Health Services, Inc.*	214,077
25,999	Geron Corp.*	90,996
7,631	Greatbatch, Inc.*	192,835
6,220	GTx, Inc.*	91,869
8,584	Haemonetics Corp.*	490,919
20,295	Halozyme Therapeutics, Inc.*	75,295
10,273	Hanger Orthopedic Group, Inc.*	164,882
5,690	Hansen Medical, Inc.*	52,291
29,356	Healthsouth Corp.*	288,863
16,488	Healthspring, Inc.*	240,560
11,732	Healthways, Inc.*	94,912
8,338	HMS Holdings Corp.*	245,971
45,199	Human Genome Sciences, Inc.*	78,194
3,679	ICU Medical, Inc.*	111,290
8,345	Idenix Pharmaceuticals, Inc.*	48,318
6,859	Idera Pharmaceuticals, Inc.*	48,219
7,207	I-Flow Corp.*	28,684
23,375	Immucor, Inc.*	567,311
16,925	Immunogen, Inc.*	64,653
21,809	Immunomedics, Inc.*	38,820
25,425	Incyte Corp.*	84,919
25,870	Indevus Pharmaceuticals, Inc.*	64,675
14,083	Inspire Pharmaceuticals, Inc.*	50,699
6,115	Insulet Corp.*	29,902
5,940	Integra LifeSciences Holdings Corp.*	187,051
10,540	InterMune, Inc.*	121,315
10,695	Invacare Corp.	158,072
11,026	inVentiv Health, Inc.*	132,643
2,030	IPC The Hospitalist Co., Inc.*	35,423
6,142	IRIS International, Inc.*	78,618
30,114	Isis Pharmaceuticals, Inc.*	345,408
16,425	Javelin Pharmaceuticals, Inc.*	13,296
2,555	Jazz Pharmaceuticals, Inc.*	3,832
4,343	Kendle International, Inc.*	88,901
2,406	Kensey Nash Corp.*	44,463
9,348	Kindred Healthcare, Inc.*	100,304
10,986	KV Pharmaceutical Co., Class A*	50,316
3,098	Landauer, Inc.	177,887
26,802	Lexicon Pharmaceuticals, Inc.*	45,831
4,877	LHC Group, Inc.*	162,794
2,922	Life Sciences Research, Inc.*	28,723
28,126	Ligand Pharmaceuticals, Inc., Class B*	57,940
13,759	Luminex Corp.*	302,836
13,512	Magellan Health Services, Inc.*	443,869
17,199	MannKind Corp.*	54,177
2,610	MAP Pharmaceuticals, Inc.*	12,006
6,892	Marshall Edwards, Inc.*	6,892
10,971	Martek Biosciences Corp.*	306,639
15,371	Masimo Corp.*	419,475
8,391	Maxygen, Inc.*	41,116
42,582	Medarex, Inc.*	215,039
6,098	MedAssets, Inc.*	77,445
5,309	Medcath Corp.*	39,180
4,703	Medical Action Industries, Inc.*	40,493
17,361	Medicines Co. (The)*	223,783
18,833	Medicis Pharmaceutical Corp., Class A	230,328
8,504	Medivation, Inc.*	126,795
11,265	Mentor Corp.	181,930
13,392	Meridian Bioscience, Inc.	319,131
9,214	Merit Medical Systems, Inc.*	133,695
6,329	Metabolix, Inc.*	44,240
5,191	Micrus Endovascular Corp.*	55,025
11,958	MiddleBrook Pharmaceuticals, Inc.*	16,024
5,906	Molecular Insight Pharmaceuticals, Inc.*	18,604
4,851	Molina Healthcare, Inc.*	114,920
8,189	Momenta Pharmaceuticals, Inc.*	72,882
3,428	MWI Veterinary Supply, Inc.*	85,529
14,900	Myriad Genetics, Inc.*	883,272
17,284	Nabi Biopharmaceuticals*	68,963
4,303	Nanosphere, Inc.*	21,515
2,830	National Healthcare Corp.	128,454
579	National Research Corp.	15,506
9,200	Natus Medical, Inc.*	116,932
30,835	Nektar Therapeutics*	146,466
4,817	Neogen Corp.*	108,816
12,828	Neurocrine Biosciences, Inc.*	39,895

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,755	Nighthawk Radiology Holdings, Inc.*	$22,489
19,363	Novavax, Inc.*	41,050
8,283	Noven Pharmaceuticals, Inc.*	94,840
15,743	NPS Pharmaceuticals, Inc.*	96,662
11,870	NuVasive, Inc.*	408,921
8,644	NxStage Medical, Inc.*	21,610
5,924	Obagi Medical Products, Inc.*	40,105
10,929	Odyssey HealthCare, Inc.*	89,290
10,364	Omnicell, Inc.*	117,528
4,765	Omrix Biopharmaceuticals, Inc.*	118,553
18,545	Onyx Pharmaceuticals, Inc.*	521,114
16,012	Opko Health, Inc.*	24,819
8,585	Optimer Pharmaceuticals, Inc.*	68,251
15,638	OraSure Technologies, Inc.*	53,795
6,690	Orexigen Therapeutics, Inc.*	46,763
5,703	Orthofix International N.V.*	68,265
22,092	Orthovita, Inc.*	74,008
19,094	OSI Pharmaceuticals, Inc.*	710,297
4,985	Osiris Therapeutics, Inc.*	94,865
13,710	Owens & Minor, Inc.	569,376
9,927	Pain Therapeutics, Inc.*	87,159
6,089	Palomar Medical Technologies, Inc.*	55,105
11,518	Par Pharmaceutical Cos., Inc.*	134,300
18,888	Parexel International Corp.*	157,148
39,818	PDL BioPharma, Inc.	381,457
6,453	PharmaNet Development Group, Inc.*	7,808
5,615	Pharmasset, Inc.*	92,479
10,151	PharMerica Corp.*	168,710
14,274	Phase Forward, Inc.*	197,980
8,689	Pozen, Inc.*	59,172
8,889	Progenics Pharmaceuticals, Inc.*	82,401
3,598	Protalix BioTherapeutics, Inc.*	4,318
4,068	Providence Service Corp. (The)*	6,672
20,670	PSS World Medical, Inc.*	359,451
18,490	Psychiatric Solutions, Inc.*	467,797
18,023	Questcor Pharmaceuticals, Inc.*	154,097
9,404	Quidel Corp.*	128,177
7,113	RadNet, Inc.*	25,109
20,694	Regeneron Pharmaceuticals, Inc.*	319,929
6,020	RehabCare Group, Inc.*	87,591
10,361	Repligen Corp.*	40,408
8,276	Res-Care, Inc.*	108,002
9,745	Rexahn Pharmaceuticals, Inc.*	8,868
12,174	Rigel Pharmaceuticals, Inc.*	90,331
17,934	RTI Biologics, Inc.*	48,780
15,926	Salix Pharmaceuticals Ltd.*	129,001
12,220	Sangamo Biosciences, Inc.*	30,061
18,099	Savient Pharmaceuticals, Inc.*	66,966
20,215	Seattle Genetics, Inc.*	175,062
18,879	Sequenom, Inc.*	315,468
5,633	Sirona Dental Systems, Inc.*	67,483
5,839	Skilled Healthcare Group, Inc., Class A*	63,178
4,008	Somanetics Corp.*	70,300
5,609	SonoSite, Inc.*	101,467
10,557	Spectranetics Corp.*	29,771
9,112	Stereotaxis, Inc.*	43,829
19,531	STERIS Corp.	540,032
3,048	Sucampo Pharmaceuticals, Inc., Class A*	18,684
14,353	Sun Healthcare Group, Inc.*	143,817
14,973	Sunrise Senior Living, Inc.*	11,379
5,145	SurModics, Inc.*	116,997
11,827	Symmetry Medical, Inc.*	105,970
4,156	Synovis Life Technologies, Inc.*	59,472
5,586	Synta Pharmaceuticals Corp.*	29,606
6,054	Targacept, Inc.*	14,832
17,268	Theravance, Inc.*	115,350
18,176	Thoratec Corp.*	454,945
13,663	TomoTherapy, Inc.*	31,562
4,072	TranS1, Inc.*	30,255
4,726	Triple-S Management Corp., Class B*	51,513
3,962	U.S. Physical Therapy, Inc.*	47,940
7,515	United Therapeutics Corp.*	412,048
13,131	Universal American Corp.*	130,522
23,266	Valeant Pharmaceuticals International*	453,222
9,854	Varian, Inc.*	360,656
23,342	Viropharma, Inc.*	263,765
2,331	Virtual Radiologic Corp.*	16,900
5,615	Vision-Sciences, Inc.*	12,634
5,281	Vital Images, Inc.*	61,576
23,041	Vivus, Inc.*	136,864
4,344	Vnus Medical Technologies, Inc.*	65,160
15,740	Volcano Corp.*	256,877
10,796	West Pharmaceutical Services, Inc.	383,258
12,401	Wright Medical Group, Inc.*	210,321
8,385	XenoPort, Inc.*	263,624
44,134	XOMA Ltd.*	41,486
6,971	Zoll Medical Corp.*	124,153
12,447	Zymogenetics, Inc.*	33,731
		35,451,345
	Industrials - 14.0%

5,944	3D Systems Corp.*	43,094
6,652	A.O. Smith Corp.	217,786
4,472	AAON, Inc.	85,147
12,924	AAR Corp.*	218,933
14,592	ABM Industries, Inc.	246,167
18,074	ACCO Brands Corp.*	16,628
8,158	Aceto Corp.	72,117
18,649	Actuant Corp., Class A	334,563
13,538	Acuity Brands, Inc.	364,985
7,193	Administaff, Inc.	122,856
14,653	Advanced Battery Technologies, Inc.*	30,185
5,777	Advisory Board Co. (The)*	144,714
3,426	Aerovironment, Inc.*	110,420
15,571	Aircastle Ltd.	84,706
39,031	Airtran Holdings, Inc.*	133,096
6,970	Akeena Solar, Inc.*	14,637
2,060	Alamo Group, Inc.	25,935
11,992	Alaska Air Group, Inc.*	275,216
9,903	Albany International Corp., Class A	152,308
4,552	Allegiant Travel Co.*	196,373
8,809	Altra Holdings, Inc.*	67,829
3,133	Amerco, Inc.*	116,078
11,921	American Commercial Lines, Inc.*	53,287
5,432	American Ecology Corp.	96,038
3,114	American Railcar Industries, Inc.	26,780
12,142	American Reprographics Co.*	95,072
3,029	American Science & Engineering, Inc.	229,810
14,014	American Superconductor Corp.*	183,443
3,527	American Woodmark Corp.	57,949
3,057	Ameron International Corp.	164,711
2,764	Ampco-Pittsburgh Corp.	46,021

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
584	Amrep Corp.*	$16,761
9,639	Apogee Enterprises, Inc.	75,184
14,112	Applied Industrial Technologies, Inc.	268,975
4,200	Applied Signal Technology, Inc.	65,898
4,366	Argon ST, Inc.*	85,530
7,553	Arkansas Best Corp.	200,532
2,490	Ascent Solar Technologies, Inc.*	9,288
6,018	Astec Industries, Inc.*	182,045
7,082	ATC Technology Corp.*	122,448
4,432	Atlas Air Worldwide Holdings, Inc.*	67,810
2,922	Axsys Technologies, Inc.*	203,985
4,049	AZZ, Inc.*	97,419
4,859	Badger Meter, Inc.	152,427
15,387	Baldor Electric Co.	253,578
15,967	Barnes Group, Inc.	213,798
32,381	Beacon Power Corp.*	21,048
14,768	Beacon Roofing Supply, Inc.*	174,558
14,595	Belden, Inc.	254,245
12,726	Blount International, Inc.*	115,170
8,972	Bowne & Co., Inc.	31,940
16,760	Brady Corp., Class A	346,094
16,540	Briggs & Stratton Corp.	232,883
5,304	Builders FirstSource, Inc.*	6,206
2,457	CAI International, Inc.*	12,310
48,575	Capstone Turbine Corp.*	41,775
3,020	Cascade Corp.	81,600
7,514	Casella Waste Systems, Inc., Class A*	37,645
14,931	CBIZ, Inc.*	119,896
4,443	CDI Corp.	45,452
7,287	Celadon Group, Inc.*	56,183
16,019	Cenveo, Inc.*	60,231
8,785	Ceradyne, Inc.*	230,694
9,446	Chart Industries, Inc.*	90,304
6,225	China Architectural Engineering, Inc.*	18,053
10,933	China BAK Battery, Inc.*	27,114
2,274	China Direct, Inc.*	3,570
4,679	China Fire & Security Group, Inc.*	32,238
5,617	CIRCOR International, Inc.	122,619
16,850	Clarcor, Inc.	541,054
6,591	Clean Harbors, Inc.*	416,090
2,642	Coleman Cable, Inc.*	14,135
7,197	Colfax Corp.*	68,803
6,333	Columbus McKinnon Corp.*	74,223
13,378	Comfort Systems USA, Inc.	111,706
7,189	Commercial Vehicle Group, Inc.*	8,052
4,856	COMSYS IT Partners, Inc.*	15,491
3,317	Consolidated Graphics, Inc.*	47,665
3,712	Cornell Cos., Inc.*	87,603
6,520	CoStar Group, Inc.*	212,682
3,477	Courier Corp.	63,386
3,669	CRA International, Inc.*	106,474
5,201	Cubic Corp.	137,514
14,931	Curtiss-Wright Corp.	498,695
17,179	Deluxe Corp.	180,723
7,206	Dollar Thrifty Automotive Group, Inc.*	8,935
3,520	Ducommun, Inc.	58,854
3,544	Duff & Phelps Corp., Class A*	40,756
2,386	DXP Enterprises, Inc.*	31,519
13,375	Dycom Industries, Inc.*	79,448
3,077	Dynamex, Inc.*	56,217
4,204	Dynamic Materials Corp.	66,844
8,259	DynCorp International, Inc., Class A*	122,646
15,598	Eagle Bulk Shipping, Inc.	67,539
22,641	EMCOR Group, Inc.*	357,049
6,089	Encore Wire Corp.	103,269
11,979	Ener1, Inc.*	96,311
15,039	Energy Conversion Devices, Inc.*	420,791
4,963	Energy Recovery, Inc.	34,791
11,082	EnergySolutions, Inc.	50,534
3,233	EnerNOC, Inc.*	23,148
9,162	EnerSys*	78,152
8,584	Ennis, Inc.	87,299
6,741	EnPro Industries, Inc.*	125,854
8,653	ESCO Technologies, Inc.*	264,609
9,809	Esterline Technologies Corp.*	362,050
47,864	Evergreen Solar, Inc.*	130,669
4,914	Exponent, Inc.*	149,975
16,015	Federal Signal Corp.	112,425
3,432	First Advantage Corp., Class A*	43,140
5,368	Flanders Corp.*	29,685
12,540	Flow International Corp.*	27,337
22,771	Force Protection, Inc.*	90,629
9,616	Forward Air Corp.	222,322
7,631	Franklin Electric Co., Inc.	225,267
3,956	FreightCar America, Inc.	86,003
6,300	Fuel Tech, Inc.*	55,692
22,887	FuelCell Energy, Inc.*	99,787
12,147	Furmanite Corp.*	65,351
4,820	Fushi Copperweld, Inc.*	18,316
6,600	G&K Services, Inc., Class A	154,440
8,105	Genco Shipping & Trading Ltd.	73,837
19,015	GenCorp, Inc.*	54,383
10,231	Genesee & Wyoming, Inc., Class A*	310,818
17,012	Geo Group, Inc. (The)*	328,332
6,003	GeoEye, Inc.*	120,000
8,968	Gibraltar Industries, Inc.	115,687
4,783	Gorman-Rupp Co. (The)	132,011
39,890	GrafTech International Ltd.*	266,864
3,308	Graham Corp.	30,103
11,047	Granite Construction, Inc.	473,806
13,290	Great Lakes Dredge & Dock Corp.	35,617
5,462	Greenbrier Cos., Inc.	41,347
14,563	Griffon Corp.*	116,504
10,119	GT Solar International, Inc.*	35,619
5,456	H&E Equipment Services, Inc.*	36,719
2,489	Harbin Electric, Inc.*	19,862
13,251	Hawaiian Holdings, Inc.*	59,364
14,354	Healthcare Services Group	228,229
18,647	Heartland Express, Inc.	287,910
7,396	HEICO Corp.	237,633
5,742	Heidrick & Struggles International, Inc.	118,859
4,514	Herley Industries, Inc.*	54,168
18,721	Herman Miller, Inc.	275,386
32,014	Hexcel Corp.*	240,105
7,815	Hill International, Inc.*	42,983
14,825	HNI Corp.	197,914
9,991	Horizon Lines, Inc., Class A	39,964
5,937	Houston Wire & Cable Co.	46,190
12,337	HUB Group, Inc., Class A*	329,398
8,353	Hudson Highland Group, Inc.*	26,228
2,146	Hurco Cos, Inc.*	35,988
6,927	Huron Consulting Group, Inc.*	360,897
2,212	ICF International, Inc.*	43,355
2,921	ICT Group, Inc.*	9,815
8,145	II-VI, Inc.*	163,877

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,546	Innerworkings, Inc.*	$59,163
9,272	Insituform Technologies, Inc., Class A*	150,299
5,828	INSTEEL Industries, Inc.	56,881
2,578	Integrated Electrical Services, Inc.*	16,087
17,783	Interface, Inc., Class A	98,518
10,814	Interline Brands, Inc.*	99,921
2,027	International Shipholding Corp.	44,594
57,760	JetBlue Airways Corp.*	302,662
4,657	Kadant, Inc.*	69,762
8,463	Kaman Corp.	199,388
9,243	Kaydon Corp.	285,147
8,760	Kelly Services, Inc., Class A	102,054
1,876	Key Technology, Inc.*	29,547
10,224	Kforce, Inc.*	69,523
10,655	Kimball International, Inc., Class B	71,282
19,104	Knight Transportation, Inc.	301,079
16,159	Knoll, Inc.	174,032
15,487	Korn/Ferry International*	190,645
800	K-Tron International, Inc.*	57,560
3,676	L.B. Foster Co., Class A*	117,154
4,070	LaBarge, Inc.*	50,875
4,859	Ladish Co., Inc.*	80,514
1,396	Lawson Products	31,871
6,400	Layne Christensen Co.*	144,512
8,528	LECG Corp.*	44,857
3,980	Lindsay Corp.	154,862
2,894	LMI Aerospace, Inc.*	31,776
6,267	LSI Industries, Inc.	43,054
5,531	Lydall, Inc.*	29,204
3,875	M&F Worldwide Corp.*	61,031
5,095	Marten Transport Ltd.*	96,041
14,328	MasTec, Inc.*	91,842
7,884	McGrath Rentcorp	141,754
10,425	Medis Technologies Ltd.*	6,985
8,063	Metalico, Inc.*	20,238
5,020	Met-Pro Corp.	59,085
2,447	Michael Baker Corp.*	80,506
22,708	Microvision, Inc.*	28,158
5,661	Middleby Corp.*	183,247
10,352	Mine Safety Appliances Co.	253,106
11,558	Mobile Mini, Inc.*	150,138
14,228	Moog, Inc., Class A*	457,857
31,461	MPS Group, Inc.*	208,272
12,381	Mueller Industries, Inc.	288,477
38,421	Mueller Water Products, Inc., Class A	236,673
3,582	Multi-Color Corp.	47,999
1,988	NACCO Industries, Inc., Class A	72,562
16,121	Navigant Consulting, Inc.*	304,848
6,583	NCI Building Systems, Inc.*	100,193
5,291	NN, Inc.	7,407
11,241	Nordson Corp.	364,770
3,048	Northwest Pipe Co.*	87,539
16,037	Odyssey Marine Exploration, Inc.*	52,762
9,235	Old Dominion Freight Line, Inc.*	219,793
1,045	Omega Flex, Inc.	26,125
11,817	On Assignment, Inc.*	67,948
19,525	Orbital Sciences Corp.*	335,830
2,992	Orion Energy Systems, Inc.*	11,489
7,198	Orion Marine Group, Inc.*	55,065
11,777	Otter Tail Corp.	221,290
11,583	Pacer International, Inc.	112,239
2,730	Park-Ohio Holdings Corp.*	12,476
523	Patriot Transportation Holding, Inc.*	36,192
16,789	Perini Corp.*	321,509
5,644	Pike Electric Corp.*	68,575
26,730	Plug Power, Inc.*	27,532
4,338	PMFG, Inc.*	35,138
5,320	Polypore International, Inc.*	23,993
2,472	Powell Industries, Inc.*	58,982
24,898	Power-One, Inc.*	31,122
5,646	PowerSecure International, Inc.*	26,085
907	Preformed Line Products Co.	35,173
5,004	PRG-Schultz International, Inc.*	22,418
2,063	Protection One, Inc.*	12,378
12,383	Quanex Building Products Corp.	114,667
5,340	Raven Industries, Inc.	136,437
7,265	RBC Bearings, Inc.*	165,061
10,724	Regal-Beloit Corp.	360,755
11,659	Republic Airways Holdings, Inc.*	162,876
15,185	Resources Connection, Inc.*	262,852
9,360	Robbins & Myers, Inc.	210,600
13,875	Rollins, Inc.	240,315
15,873	RSC Holdings, Inc.*	129,206
11,206	Rush Enterprises, Inc., Class A*	98,389
4,496	Saia, Inc.*	40,059
3,708	Sauer-Danfoss, Inc.	29,998
5,022	Schawk, Inc.	68,651
6,271	School Specialty, Inc.*	100,461
111	Seaboard Corp.	100,011
12,418	Simpson Manufacturing Co., Inc.	322,868
19,472	Skywest, Inc.	295,974
18,313	Spherion Corp.*	41,204
2,898	Standard Parking Corp.*	57,960
4,937	Standard Register Co. (The)	27,697
4,172	Standex International Corp.	87,946
2,947	Stanley, Inc.*	94,009
3,849	Sterling Construction Co., Inc.*	63,355
3,891	Sun Hydraulics Corp.	59,221
11,003	SYKES Enterprises, Inc.*	204,106
4,852	TAL International Group, Inc.	54,779
20,886	Taser International, Inc.*	90,854
3,490	TBS International Ltd., Class A*	16,403
6,158	Team, Inc.*	173,779
5,440	Tecumseh Products Co., Class A*	64,301
11,821	Teledyne Technologies, Inc.*	480,169
5,534	Tennant Co.	133,314
19,641	Tetra Tech, Inc.*	393,606
3,188	Textainer Group Holdings Ltd.	32,294
4,461	Thermadyne Holdings Corp.*	28,997
11,445	Titan International, Inc.	109,185
2,448	Titan Machinery, Inc.*	28,617
11,091	TransDigm Group, Inc.*	393,731
8,038	Tredegar Corp.	126,357
5,064	Trex Co., Inc.*	68,668
4,876	Trimas Corp.*	8,582
5,518	Triumph Group, Inc.	188,716
14,781	TrueBlue, Inc.*	109,527
7,872	TurboChef Technologies, Inc.*	29,756
2,914	Twin Disc, Inc.	19,349
41,960	UAL Corp.	472,050
4,189	Ultralife Corp.*	42,728
8,340	Ultrapetrol Bahamas Ltd.*	33,277
603	United Capital Corp.*	11,927
7,809	United Stationers, Inc.*	248,404
5,539	Universal Forest Products, Inc.	116,485
1,993	Universal Truckload Services, Inc.*	35,954
38,040	US Airways Group, Inc.*	226,718

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16,920	Valence Technology, Inc.*	$33,332
6,913	Viad Corp.	184,646
6,471	Vicor Corp.	37,467
4,216	Volt Information Sciences, Inc.*	25,633
1,338	VSE Corp.	44,636
10,247	Wabash National Corp.	50,518
16,155	Wabtec Corp.	623,422
26,585	Waste Connections, Inc.*	750,495
7,915	Waste Services, Inc.*	49,944
7,797	Watsco, Inc.	306,734
14,243	Watson Wyatt Worldwide, Inc., Class A	574,278
9,745	Watts Water Technologies, Inc., Class A	219,263
14,186	Werner Enterprises, Inc.	246,553
19,592	Woodward Governor Co.	416,134
6,924	Xerium Technologies, Inc.	8,240
19,048	YRC Worldwide, Inc.*	75,811
		38,956,087
	Information Technology - 14.1%

134,542	3Com Corp.*	270,430
9,092	3PAR, Inc.*	75,009
11,466	ACI Worldwide, Inc.*	180,016
9,070	Acme Packet, Inc.*	35,373
8,437	Actel Corp.*	78,127
20,192	Actuate Corp.*	53,105
20,384	Acxiom Corp.	153,084
40,354	Adaptec, Inc.*	113,395
18,740	Adtran, Inc.	266,108
15,232	Advanced Analogic Technologies, Inc.*	38,232
10,936	Advanced Energy Industries, Inc.*	85,082
5,560	Advent Software, Inc.*	123,988
7,573	Agilysys, Inc.	28,702
8,044	Airvana, Inc.*	37,968
7,520	American Software, Inc., Class A	30,606
36,369	Amkor Technology, Inc.*	80,012
20,885	Anadigics, Inc.*	25,897
4,869	Anaren, Inc.*	52,244
9,960	Anixter International, Inc.*	272,904
21,620	Applied Micro Circuits Corp.*	79,994
2,306	ArcSight, Inc.*	12,683
28,530	Ariba, Inc.*	229,666
40,902	Arris Group, Inc.*	294,085
42,979	Art Technology Group, Inc.*	82,520
17,442	Aruba Networks, Inc.*	41,338
11,560	AsiaInfo Holdings, Inc.*	127,507
16,585	Asyst Technologies, Inc.*	7,297
19,795	Atheros Communications, Inc.*	289,007
10,701	ATMI, Inc.*	127,556
8,357	AuthenTec, Inc.*	13,371
4,494	Avanex Corp.*	5,123
10,064	Avid Technology, Inc.*	126,001
14,928	Avocent Corp.*	280,796
34,188	Axcelis Technologies, Inc.*	20,171
4,246	Bankrate, Inc.*	116,638
3,955	Bel Fuse, Inc., Class B	77,083
22,509	Benchmark Electronics, Inc.*	285,414
10,972	BigBand Networks, Inc.*	39,938
5,846	Black Box Corp.	143,110
14,922	Blackbaud, Inc.	186,525
10,327	Blackboard, Inc.*	254,354
11,051	Blue Coat Systems, Inc.*	98,243
33,621	Bookham, Inc.*	15,298
7,331	Bottomline Technologies, Inc.*	49,851
16,633	Brightpoint, Inc.*	68,528
21,191	Brooks Automation, Inc.*	81,797
7,830	Cabot Microelectronics Corp.*	193,949
10,049	CACI International, Inc., Class A*	446,276
10,051	Callidus Software, Inc.*	20,504
2,257	Cass Information Systems, Inc.	80,123
10,103	Cavium Networks, Inc.*	109,618
6,721	Ceva, Inc.*	49,668
13,226	Checkpoint Systems, Inc.*	152,893
7,650	China Information Security Technology, Inc.*	30,600
9,445	China Security & Surveillance Technology, Inc.*	54,120
10,026	Chordiant Software, Inc.*	27,571
17,891	Ciber, Inc.*	76,752
21,661	Cirrus Logic, Inc.*	91,409
13,703	Cogent, Inc.*	184,168
13,980	Cognex Corp.	190,547
8,596	Cogo Group, Inc.*	29,226
7,878	Coherent, Inc.*	196,083
7,702	Cohu, Inc.	86,262
14,264	Commvault Systems, Inc.*	146,206
4,704	Compellent Technologies, Inc.*	50,521
5,997	comScore, Inc.*	55,892
8,073	Comtech Telecommunications Corp.*	382,902
7,277	Comverge, Inc.*	29,545
14,387	Concur Technologies, Inc.*	394,923
6,783	Constant Contact, Inc.*	94,623
3,165	CPI International, Inc.*	29,561
10,992	Cray, Inc.*	20,665
11,654	CSG Systems International, Inc.*	196,253
11,221	CTS Corp.	62,052
23,022	Cybersource Corp.*	213,644
10,137	Cymer, Inc.*	238,118
10,947	Daktronics, Inc.	99,727
11,023	Data Domain, Inc.*	179,124
14,231	DealerTrack Holdings, Inc.*	168,637
4,198	Deltek, Inc.*	20,150
6,553	DemandTec, Inc.*	47,575
5,941	DG FastChannel, Inc.*	99,512
5,239	Dice Holdings, Inc.*	16,712
8,598	Digi International, Inc.*	79,274
1,922	Digimarc Corp.*	17,298
12,387	Digital River, Inc.*	261,737
9,644	Diodes, Inc.*	45,037
8,988	DivX, Inc.*	43,322
5,763	Double-Take Software, Inc.*	45,470
8,107	DSP Group, Inc.*	46,372
5,943	DTS, Inc.*	98,476
36,614	Earthlink, Inc.*	243,849
2,032	Ebix, Inc.*	52,680
9,893	Echelon Corp.*	63,216
7,188	Electro Rent Corp.	79,284
9,051	Electro Scientific Industries, Inc.*	61,637
17,743	Electronics for Imaging, Inc.*	173,349
22,591	Elixir Gaming Technologies, Inc.*	1,130
24,484	Emcore Corp.*	47,989
5,206	EMS Technologies, Inc.*	126,037
28,159	Emulex Corp.*	200,774
38,119	Entegris, Inc.*	52,985
3,083	Entropic Communications, Inc.*	3,083
20,442	Entrust, Inc.*	28,823
19,796	Epicor Software Corp.*	81,164
11,796	EPIQ Systems, Inc.*	191,567
15,725	Euronet Worldwide, Inc.*	134,134
12,458	Exar Corp.*	83,967
4,731	ExlService Holdings, Inc.*	33,590

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
29,461	Extreme Networks*	$61,868
16,224	Fair Isaac Corp.	229,407
12,733	FalconStor Software, Inc.*	36,926
5,561	FARO Technologies, Inc.*	80,023
12,161	FEI Co.*	247,112
131,689	Finisar Corp.*	57,943
16,296	Formfactor, Inc.*	220,485
5,186	Forrester Research, Inc.*	118,863
48,677	Foundry Networks, Inc.*	754,007
19,752	Gartner, Inc.*	303,391
7,895	Gerber Scientific, Inc.*	18,948
7,780	Gevity HR, Inc.	12,370
13,378	Global Cash Access Holdings, Inc.*	41,338
6,727	Globecomm Systems, Inc.*	34,913
7,836	GSI Commerce, Inc.*	62,375
3,110	Guidance Software, Inc.*	10,543
13,732	Hackett Group, Inc. (The)*	40,921
31,401	Harmonic, Inc.*	161,715
8,505	Harris Stratex Networks, Inc., Class A*	42,440
8,142	Heartland Payment Systems, Inc.	139,880
6,523	Hittite Microwave Corp.*	190,602
9,297	HSW International, Inc.*	3,254
2,387	Hughes Communications, Inc.*	41,773
7,872	Hutchinson Technology, Inc.*	22,042
17,811	Hypercom Corp.*	14,071
5,221	i2 Technologies, Inc.*	43,334
4,567	ICx Technologies, Inc.*	35,714
7,296	iGate Corp.*	44,506
9,959	Imation Corp.	132,256
10,189	Immersion Corp.*	39,431
30,962	Infinera Corp.*	302,189
11,030	infoGROUP, Inc.	43,348
29,534	Informatica Corp.*	409,932
11,475	Infospace, Inc.	89,620
15,648	Insight Enterprises, Inc.*	63,687
5,654	Integral Systems, Inc.*	135,696
4,643	Interactive Intelligence, Inc.*	34,590
15,127	InterDigital, Inc.*	401,168
20,538	Intermec, Inc.*	272,745
16,823	Internap Network Services Corp.*	46,095
7,399	Internet Brands, Inc., Class A*	46,392
12,913	Internet Capital Group, Inc.*	47,520
15,198	Interwoven, Inc.*	197,726
7,236	Intevac, Inc.*	35,746
6,413	IPG Photonics Corp.*	87,153
8,215	Isilon Systems, Inc.*	26,781
14,234	Ixia*	87,397
8,074	IXYS Corp.	58,779
14,810	j2 Global Communications, Inc.*	289,091
24,960	Jack Henry & Associates, Inc.	459,514
8,588	JDA Software Group, Inc.*	113,190
28,025	Kemet Corp.*	11,771
7,521	Kenexa Corp.*	45,427
4,608	Keynote Systems, Inc.*	35,113
9,424	Knot, Inc. (The)*	70,868
23,021	Kopin Corp.*	48,344
17,859	Kulicke & Soffa Industries, Inc.*	25,181
21,716	L-1 Identity Solutions, Inc.*	126,821
38,430	Lattice Semiconductor Corp.*	58,414
39,384	Lawson Software, Inc.*	154,385
9,618	Limelight Networks, Inc.*	26,065
4,873	Liquidity Services, Inc.*	35,865
7,232	Littelfuse, Inc.*	108,769
9,765	LoopNet, Inc.*	62,691
3,892	Loral Space & Communications, Inc.*	32,887
41,800	LTX-Credence Corp.*	15,466
27,503	Macrovision Solutions Corp.*	323,435
14,694	Magma Design Automation, Inc.*	26,155
8,223	Manhattan Associates, Inc.*	126,223
6,850	Mantech International Corp., Class A*	372,777
7,936	Marchex, Inc., Class B	44,283
16,471	Mattson Technology, Inc.*	29,648
6,227	MAXIMUS, Inc.	195,528
6,087	Maxwell Technologies, Inc.*	29,705
4,823	Measurement Specialties, Inc.*	28,311
30,290	Mentor Graphics Corp.*	205,366
8,500	MercadoLibre, Inc.*	104,720
7,585	Mercury Computer Systems, Inc.*	20,783
12,680	Methode Electronics, Inc.	107,273
16,577	Micrel, Inc.	122,670
27,172	Micros Systems, Inc.*	452,414
26,237	Microsemi Corp.*	511,359
3,011	MicroStrategy, Inc., Class A*	107,432
18,116	Microtune, Inc.*	41,667
3,829	Midway Games, Inc.*	1,455
14,771	MIPS Technologies, Inc.*	19,941
16,624	MKS Instruments, Inc.*	237,889
15,400	ModusLink Global Solutions, Inc.*	68,376
8,706	Monolithic Power Systems, Inc.*	83,316
5,024	Monotype Imaging Holdings, Inc.*	27,130
42,819	Move, Inc.*	50,955
52,451	MRV Communications, Inc.*	31,995
14,990	MSC.Software Corp.*	112,425
5,853	MTS Systems Corp.	152,237
2,893	Multi-Fineline Electronix, Inc.*	30,203
2,169	NCI, Inc., Class A*	62,424
13,076	Ness Technologies, Inc.*	61,588
15,010	Net 1 UEPS Technologies, Inc.*	153,102
13,166	Netezza Corp.*	95,059
11,794	Netgear, Inc.*	142,707
5,701	Netlogic Microsystems, Inc.*	106,267
9,829	Netscout Systems, Inc.*	78,141
2,371	NetSuite, Inc.*	20,557
5,552	Neutral Tandem, Inc.*	81,670
12,000	Newport Corp.*	69,720
16,165	Nextwave Wireless, Inc.*	1,940
13,314	NIC, Inc.	61,644
10,567	Novatel Wireless, Inc.*	40,472
1,549	NVE Corp.*	35,766
20,817	Omniture, Inc.*	206,921
17,031	Omnivision Technologies, Inc.*	102,186
9,618	Online Resources Corp.*	30,585
28,983	OpenTV Corp., Class A*	33,620
6,919	Oplink Communications, Inc.*	52,238
4,396	Opnet Technologies, Inc.*	48,532
6,373	Opnext, Inc.*	13,192
10,547	Orbcomm, Inc.*	19,512
5,240	OSI Systems, Inc.*	72,731
35,778	Palm, Inc.*	85,509
38,426	Parametric Technology Corp.*	444,205
6,788	Park Electrochemical Corp.	120,691
7,671	Parkervision, Inc.*	28,383
3,158	PC Connection, Inc.*	16,201
3,695	PC Mall, Inc.*	13,598
6,405	PC-Tel, Inc.	38,686
4,821	Pegasystems, Inc.	57,129
10,671	Perficient, Inc.*	32,547

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,357	Pericom Semiconductor Corp.*	$39,801
28,858	Perot Systems Corp., Class A*	360,148
9,171	Phoenix Technologies Ltd.*	30,631
13,977	Photronics, Inc.*	6,290
16,330	Plantronics, Inc.	207,554
13,323	Plexus Corp.*	222,228
9,397	PLX Technology, Inc.*	19,640
72,979	PMC - Sierra, Inc.*	292,646
29,211	Polycom, Inc.*	550,043
10,145	Power Integrations, Inc.	185,654
43,844	Powerwave Technologies, Inc.*	21,045
9,209	Presstek, Inc.*	22,562
13,856	Progress Software Corp.*	294,856
4,293	PROS Holdings, Inc.*	20,692
4,151	QAD, Inc.	16,895
5,842	Quality Systems, Inc.	175,669
68,575	Quantum Corp.*	8,229
24,145	Quest Software, Inc.*	322,336
9,888	Rackable Systems, Inc.*	39,453
5,777	Rackspace Hosting, Inc.*	39,861
9,230	Radiant Systems, Inc.*	45,227
7,488	Radisys Corp.*	44,928
30,180	RealNetworks, Inc.*	114,684
3,199	Renaissance Learning, Inc.	30,390
87,783	RF Micro Devices, Inc.*	116,751
9,283	RightNow Technologies, Inc.*	74,821
3,212	Rimage Corp.*	45,353
18,708	Riverbed Technology, Inc.*	175,668
9,905	Rofin-Sinar Technologies, Inc.*	235,145
5,982	Rogers Corp.*	168,692
4,415	Rubicon Technology, Inc.*	20,132
10,196	Rudolph Technologies, Inc.*	33,647
16,474	S1 Corp.*	123,226
40,552	Safeguard Scientifics, Inc.*	28,386
177,143	Sanmina-SCI Corp.*	113,372
29,301	Sapient Corp.*	115,446
12,536	SAVVIS, Inc.*	98,658
8,762	Scansource, Inc.*	149,042
10,302	Seachange International, Inc.*	81,592
7,521	Semitool, Inc.*	28,053
20,601	Semtech Corp.*	233,203
14,448	ShoreTel, Inc.*	63,860
4,426	SI International, Inc.*	135,170
8,852	Sigma Designs, Inc.*	82,589
24,464	Silicon Image, Inc.*	92,474
27,902	Silicon Storage Technology, Inc.*	84,543
20,238	SiRF Technology Holdings, Inc.*	29,345
54,389	Skyworks Solutions, Inc.*	293,157
14,776	Smart Modular Technologies WWH, Inc.*	13,298
10,150	Smith Micro Software, Inc.*	51,866
17,222	Solera Holdings, Inc.*	337,035
7,396	Sonic Solutions, Inc.*	9,467
17,792	SonicWALL, Inc.*	69,745
68,031	Sonus Networks, Inc.*	105,448
6,683	Sourcefire, Inc.*	38,628
42,555	Spansion, Inc., Class A*	10,639
5,951	SPSS, Inc.*	145,442
14,188	SRA International, Inc., Class A*	213,104
7,501	Standard Microsystems Corp.*	114,315
9,922	Starent Networks Corp.*	98,724
10,243	STEC, Inc.*	55,824
6,889	Stratasys, Inc.*	76,881
8,115	SuccessFactors, Inc.*	50,313
7,378	Super Micro Computer, Inc.*	38,439
3,707	Supertex, Inc.*	77,291
15,437	SupportSoft, Inc.*	31,028
6,848	Switch & Data Facilities Co., Inc.*	35,678
26,445	Sybase, Inc.*	651,605
63,794	Sycamore Networks, Inc.*	195,848
15,343	Symmetricom, Inc.*	64,134
11,218	Symyx Technologies, Inc.*	45,096
11,341	Synaptics, Inc.*	249,162
7,329	Synchronoss Technologies, Inc.*	51,450
5,800	SYNNEX Corp.*	60,668
4,303	Syntel, Inc.	103,358
25,644	Take-Two Interactive Software, Inc.*	311,575
8,678	Taleo Corp., Class A*	56,060
13,658	Technitrol, Inc.	47,803
4,651	TechTarget, Inc.*	21,302
5,124	Techwell, Inc.*	28,438
21,762	Tekelec*	266,584
11,236	TeleCommunication Systems, Inc., Class A*	88,764
13,032	TeleTech Holdings, Inc.*	114,942
17,630	Terremark Worldwide, Inc.*	63,997
16,140	Tessera Technologies, Inc.*	296,653
6,080	TheStreet.com, Inc.	20,611
22,242	THQ, Inc.*	105,427
62,211	TIBCO Software, Inc.*	301,101
34,008	TiVo, Inc.*	170,720
8,165	TNS, Inc.*	69,811
4,056	Transmeta Corp.*	72,805
20,356	Trident Microsystems, Inc.*	34,198
47,837	TriQuint Semiconductor, Inc.*	123,419
14,247	TTM Technologies, Inc.*	72,802
12,682	Tyler Technologies, Inc.*	160,174
8,210	Ultimate Software Group, Inc.*	125,695
6,481	Ultra Clean Holdings*	13,675
7,800	Ultratech, Inc.*	97,890
4,668	Unica Corp.*	18,159
25,735	United Online, Inc.	170,623
9,639	Universal Display Corp.*	70,268
36,867	Utstarcom, Inc.*	70,047
28,898	Valueclick, Inc.*	178,301
8,961	Vasco Data Security International, Inc.*	93,553
10,642	Veeco Instruments, Inc.*	63,107
22,792	VeriFone Holdings, Inc.*	93,675
8,454	Viasat, Inc.*	181,169
8,252	Vignette Corp.*	71,792
2,941	Virtusa Corp.*	14,587
14,735	VistaPrint Ltd.*	240,917
5,367	Vocus, Inc.*	97,518
8,462	Volterra Semiconductor Corp.*	63,296
9,224	Web.com Group, Inc.*	23,337
15,062	Websense, Inc.*	243,553
24,026	Wind River Systems, Inc.*	200,377
12,940	Wright Express Corp.*	147,257
17,276	Zoran Corp.*	129,916
5,095	Zygo Corp.*	33,678
		39,056,451
	Materials - 3.2%

17,740	AbitibiBowater, Inc.*	12,241
1,814	AEP Industries, Inc.*	37,604
15,029	Allied Nevada Gold Corp.*	42,833
5,507	AM Castle & Co.	50,004
8,600	AMCOL International Corp.	173,204
6,297	American Vanguard Corp.	61,459
19,661	Apex Silver Mines Ltd.*	15,925
8,295	Arch Chemicals, Inc.	239,560
6,050	Balchem Corp.	157,481

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,916	Boise, Inc.*	$5,958
6,802	Brush Engineered Materials, Inc.*	78,767
13,074	Buckeye Technologies, Inc.*	58,964
2,496	Bway Holding Co.*	12,006
13,655	Calgon Carbon Corp.*	174,374
5,724	China Precision Steel, Inc.*	7,785
183,826	Coeur d’Alene Mines Corp.*	125,002
10,817	Compass Minerals International, Inc.	605,644
3,506	Deltic Timber Corp.	168,008
14,589	Ferro Corp.	93,807
7,560	Flotek Industries, Inc.*	22,756
20,929	General Moly, Inc.*	24,068
3,594	General Steel Holdings, Inc.*	12,040
2,991	GenTek, Inc.*	55,094
15,091	Glatfelter	143,666
48,217	Graphic Packaging Holding Co.*	79,558
3,977	Haynes International, Inc.*	72,501
16,160	HB Fuller Co.	286,678
14,012	Headwaters, Inc.*	79,588
42,509	Hecla Mining Co.*	98,621
11,651	Horsehead Holding Corp.*	36,118
9,250	ICO, Inc.*	41,532
3,479	Innophos Holdings, Inc.	57,334
7,804	Innospec, Inc.	44,951
5,261	Kaiser Aluminum Corp.	111,060
5,981	KapStone Paper and Packaging Corp.*	26,496
6,950	Koppers Holdings, Inc.	148,869
7,740	Landec Corp.*	53,716
34,459	Louisiana-Pacific Corp.	79,600
5,795	LSB Industries, Inc.*	52,039
10,045	Mercer International, Inc.*	23,103
6,300	Minerals Technologies, Inc.	295,785
9,445	Myers Industries, Inc.	57,426
4,862	Neenah Paper, Inc.	39,771
4,503	NewMarket Corp.	150,760
2,268	NL Industries, Inc.	25,991
24,943	Olin Corp.	408,566
3,009	Olympic Steel, Inc.	52,658
10,187	OM Group, Inc.*	200,990
3,748	Penford Corp.	42,240
31,124	PolyOne Corp.*	88,081
3,433	Quaker Chemical Corp.	43,977
12,717	Rock-Tenn Co., Class A	429,453
13,915	Rockwood Holdings, Inc.*	124,400
9,758	Royal Gold, Inc.	390,320
7,675	RTI International Metals, Inc.*	92,253
9,046	Schulman A., Inc.	122,754
5,223	Schweitzer-Mauduit International, Inc.	96,312
16,031	Sensient Technologies Corp.	385,385
10,056	ShengdaTech, Inc.*	40,023
8,415	Silgan Holdings, Inc.	380,695
31,505	Solutia, Inc.*	214,234
10,195	Spartech Corp.	59,131
2,113	Stepan Co.	97,156
13,189	Stillwater Mining Co.*	41,282
2,546	Sutor Technology Group Ltd.*	4,812
7,797	Texas Industries, Inc.	240,615
13,254	U.S. Concrete, Inc.*	42,678
603	United States Lime & Minerals, Inc.*	16,179
2,230	Universal Stainless & Alloy*	27,206
4,680	Verso Paper Corp.	5,990
14,725	Wausau Paper Corp.	151,520
6,396	Westlake Chemical Corp.	107,964
21,469	Worthington Industries, Inc.	285,108
24,061	WR Grace & Co.*	123,433
6,975	Zep, Inc.	126,317
9,173	Zoltek Cos., Inc.*	73,843
		8,755,322
	Telecommunication Services - 1.0%

14,450	Alaska Communications Systems Group, Inc.	140,165
3,148	Atlantic Tele-Network, Inc.	72,215
7,992	Cbeyond, Inc.*	121,558
22,472	Centennial Communications Corp.*	173,709
81,069	Cincinnati Bell, Inc.*	140,249
15,872	Cogent Communications Group, Inc.*	87,296
7,730	Consolidated Communications Holdings, Inc.	78,691
29,706	Fairpoint Communications, Inc.	103,971
40,147	FiberTower Corp.*	22,081
15,085	General Communication, Inc., Class A*	118,116
8,737	Global Crossing Ltd.*	67,013
13,994	Globalstar, Inc.*	2,939
1,605	Hungarian Telephone & Cable Corp.*	14,926
10,490	Ibasis, Inc.*	14,581
34,548	ICO Global Communications Holdings Ltd.*	58,732
18,041	IDT Corp., Class B*	7,758
10,678	Iowa Telecommunications Services, Inc.	163,267
5,720	iPCS, Inc.*	42,614
9,978	NTELOS Holdings Corp.	221,611
41,237	PAETEC Holding Corp.*	59,794
20,632	Premiere Global Services, Inc.*	125,855
7,856	Shenandoah Telecommunications Co.	195,300
17,117	Syniverse Holdings, Inc.*	167,233
19,400	TerreStar Corp.*	8,342
49,092	tw telecom, Inc.*	374,572
7,782	USA Mobility, Inc.*	84,824
10,138	Virgin Mobile USA, Inc., Class A*	10,138
17,129	Vonage Holdings Corp.*	17,985
		2,695,535
	Utilities - 4.0%

8,747	Allete, Inc.	299,322
5,754	American States Water Co.	201,563
17,703	Avista Corp.	312,812
12,823	Black Hills Corp.	330,962
3,982	Cadiz, Inc.*	48,540
6,550	California Water Service Group	278,375
3,449	Central Vermont Public Service Corp.	65,152
5,265	CH Energy Group, Inc.	230,291
2,270	Chesapeake Utilities Corp.	71,845
20,082	Cleco Corp.	473,333
2,809	Connecticut Water Service, Inc.	70,056
4,850	Consolidated Water Co., Inc.	51,895
14,939	El Paso Electric Co.*	269,201
11,261	Empire District Electric Co. (The)	197,518
15,092	Idacorp, Inc.	458,797
16,492	ITC Holdings Corp.	692,664
7,278	Laclede Group, Inc. (The)	383,405
7,364	MGE Energy, Inc.	260,686

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,425	Middlesex Water Co.	$76,110
13,990	New Jersey Resources Corp.	561,838
15,064	Nicor, Inc.	614,310
8,812	Northwest Natural Gas Co.	440,159
13,005	NorthWestern Corp.	268,683
5,969	Ormat Technologies, Inc.	179,667
24,501	Piedmont Natural Gas Co.	823,234
28,837	PNM Resources, Inc.	301,347
20,866	Portland General Electric Co.	382,056
4,378	SJW Corp.	122,584
9,919	South Jersey Industries, Inc.	386,841
14,440	Southwest Gas Corp.	373,996
8,170	Southwest Water Co.	34,559
8,463	Synthesis Energy Systems, Inc.*	8,294
20,692	U.S. Geothermal, Inc.*	11,585
8,415	UIL Holdings Corp.	250,683
11,485	Unisource Energy Corp.	322,384
34,983	Westar Energy, Inc.	707,706
16,507	WGL Holdings, Inc.	595,903
		11,158,356
	Total Common Stock (Cost $264,227,169)	237,139,559

No. of Warrants
	Warrants - 0.0%
71	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—

	Total Warrants (Cost $—)	$—

Principal Amount
	Repurchase Agreements - 34.2%
$12,647,560	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $12,647,781 (b)	12,647,560
12,647,560	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $12,647,876 (c)	12,647,560
948,567	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $948,583 (d)	948,567
3,161,890	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $3,162,105 (e)	3,161,890
6,323,780	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $6,324,210 (f)	6,323,780
22,133,231	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $22,133,747 (g)	22,133,231
18,971,341	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $18,971,657 (h)	18,971,341
18,037,113	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $18,037,489(i)	18,037,113
	Total Repurchase Agreements (Cost $94,871,042)	94,871,042
	Total Investments (Cost $359,098,211) — 119.7%	332,010,601
	Liabilities in excess of other assets — (19.7)%	(54,741,624)
	Net Assets — 100.0%	$277,268,977

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $12,900,515. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $12,900,515. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $967,577. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $3,225,139. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $6,450,256. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $22,575,919. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $19,350,776.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $18,397,892. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$545,530
Aggregate gross unrealized depreciation	(84,973,527)
Net unrealized depreciation	$(84,427,997)
Federal income tax cost of investments	$416,438,598

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2008:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Index® Futures Contracts	1,268	12/18/08	$60,090,520	$4,907,215

Cash collateral in the amount of $6,126,815 was pledged to cover margin requirements for open futures contracts as of November 30, 2008.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	$24,092,757	$(17,907,243)

Equity Index Swap Agreement based on the Russell 2000® Index	12/08/08	232,741,267	(18,619,087)

		$256,834,024	$(36,526,330)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 88.8%
	Consumer Discretionary - 7.1%

193	American Eagle Outfitters, Inc.	$1,853
136	AnnTaylor Stores Corp.*	611
55	Ascent Media Corp., Class A*	1,100
266	Autoliv, Inc.	5,078
416	AutoNation, Inc.*	3,553
133	Barnes & Noble, Inc.	2,099
167	Bed Bath & Beyond, Inc.*	3,388
226	Black & Decker Corp.	9,591
57	BorgWarner, Inc.	1,349
179	Boyd Gaming Corp.	788
808	Cablevision Systems Corp., Class A	11,845
329	Career Education Corp.*	6,080
1,261	Carnival Corp.	26,481
2,144	CBS Corp., Class B	14,279
447	Centex Corp.	4,095
71	Choice Hotels International, Inc.	1,783
33	Clear Channel Outdoor Holdings, Inc., Class A*	242
7,216	Comcast Corp., Class A	125,125
1,022	Discovery Communications, Inc., Class C*	15,463
1,150	DR Horton, Inc.	7,900
1,049	Eastman Kodak Co.	7,941
104	EW Scripps Co., Class A	305
753	Expedia, Inc.*	6,325
470	Family Dollar Stores, Inc.	13,057
79	Federal Mogul Corp.*	418
566	Foot Locker, Inc.	3,809
7,876	Ford Motor Co.*	21,186
555	Fortune Brands, Inc.	20,979
828	Gannett Co., Inc.	7,212
893	Gap, Inc. (The)	11,627
1,771	General Motors Corp.	9,280
592	Genuine Parts Co.	23,177
311	Goodyear Tire & Rubber Co. (The)*	2,000
98	Harley-Davidson, Inc.	1,667
57	Harman International Industries, Inc.	858
263	Hasbro, Inc.	7,048
79	Hearst-Argyle Television, Inc.	634
6,139	Home Depot, Inc.	141,872
113	HSN, Inc.*	423
114	International Speedway Corp., Class A	2,958
245	Interpublic Group of Cos., Inc.*	1,002
113	Interval Leisure Group, Inc.*	599
245	Jarden Corp.*	3,058
809	JC Penney Co., Inc.	15,363
1,831	Johnson Controls, Inc.	32,335
313	Jones Apparel Group, Inc.	1,606
274	KB Home	3,187
268	Kohl’s Corp.*	8,753
573	Leggett & Platt, Inc.	8,366
499	Lennar Corp., Class A	3,548
622	Liberty Global, Inc., Class A*	9,013
406	Liberty Media Corp. - Capital, Class A*	1,344
2,155	Liberty Media Corp. - Interactive, Class A*	5,668
344	Liz Claiborne, Inc.	980
5,046	Lowe’s Cos., Inc.	104,250
362	Ltd Brands, Inc.	3,370
1,532	Macy’s, Inc.	11,367
1,318	Mattel, Inc.	18,017
381	McDonald’s Corp.	22,384
584	McGraw-Hill Cos., Inc. (The)	14,600
127	MDC Holdings, Inc.	3,937
142	Meredith Corp.	2,292
28	MGM Mirage*	335
203	Mohawk Industries, Inc.*	6,240
520	New York Times Co. (The), Class A	3,921
1,010	Newell Rubbermaid, Inc.	13,494
5,048	News Corp., Class A	39,879
11	NVR, Inc.*	4,777
991	Office Depot, Inc.*	1,952
275	OfficeMax, Inc.	1,499
91	Omnicom Group, Inc.	2,574
310	O’Reilly Automotive, Inc.*	8,082
24	Orient-Express Hotels Ltd., Class A	164
145	Penske Auto Group, Inc.	1,099
26	Phillips-Van Heusen Corp.	453
589	Pulte Homes, Inc.	6,273
477	RadioShack Corp.	4,698
294	Regal Entertainment Group, Class A	2,696
503	Royal Caribbean Cruises Ltd.	4,738
521	Saks, Inc.*	2,246
313	Scripps Networks Interactive, Inc., Class A	8,698
212	Sears Holdings Corp.*	7,685
950	Service Corp. International	5,529
309	Signet Jewelers Ltd.	2,419
208	Snap-On, Inc.	7,498
282	Stanley Works (The)	8,965
381	Staples, Inc.	6,614
210	Target Corp.	7,090
94	Thor Industries, Inc.	1,470
113	Ticketmaster Entertainment, Inc.*	451
281	Time Warner Cable, Inc., Class A*	5,704
11,558	Time Warner, Inc.	104,600
474	Toll Brothers, Inc.*	9,447
180	TRW Automotive Holdings Corp.*	641
315	VF Corp.	16,471
127	Viacom, Inc., Class B*	2,022
1,065	Virgin Media, Inc.	5,037
6,123	Walt Disney Co. (The)	137,890
148	Warner Music Group Corp.	441
25	Washington Post Co. (The), Class B	9,897
23	Weight Watchers International, Inc.	651
273	Whirlpool Corp.	10,751
296	Williams-Sonoma, Inc.	2,075
644	Wyndham Worldwide Corp.	3,078
		1,270,762
	Consumer Staples - 8.7%

276	Alberto-Culver Co.	5,926
1,916	Altria Group, Inc.	30,809
2,343	Archer-Daniels-Midland Co.	64,151
214	BJ’s Wholesale Club, Inc.*	7,657
98	Brown-Forman Corp., Class B	4,301
442	Bunge Ltd.	18,767
400	Campbell Soup Co.	12,820
345	Clorox Co.	20,410
2,489	Coca-Cola Co. (The)	116,660
1,157	Coca-Cola Enterprises, Inc.	10,621
1,644	ConAgra Foods, Inc.	24,249
674	Constellation Brands, Inc., Class A*	8,600
270	Corn Products International, Inc.	7,398
2,388	CVS/Caremark Corp.	69,085
108	Dean Foods Co.*	1,573
717	Del Monte Foods Co.	4,245
921	Dr Pepper Snapple Group, Inc.*	14,865
1,116	General Mills, Inc.	70,498
276	Hershey Co. (The)	9,936
510	HJ Heinz Co.	19,808

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
262	Hormel Foods Corp.	$6,959
345	JM Smucker Co. (The)	15,653
386	Kellogg Co.	16,764
893	Kimberly-Clark Corp.	51,607
5,343	Kraft Foods, Inc., Class A	145,383
1,337	Kroger Co. (The)	36,981
302	Lorillard, Inc.	18,250
260	McCormick & Co., Inc. (Non-Voting)	7,740
417	Molson Coors Brewing Co., Class B	18,544
99	NBTY, Inc.*	1,442
501	Pepsi Bottling Group, Inc.	9,063
209	PepsiAmericas, Inc.	3,503
345	PepsiCo, Inc.	19,562
6,980	Procter & Gamble Co.	449,163
620	Reynolds American, Inc.	25,470
1,845	Rite Aid Corp.*	959
1,594	Safeway, Inc.	34,749
2,564	Sara Lee Corp.	23,538
420	Smithfield Foods, Inc.*	2,860
774	SUPERVALU, Inc.	9,218
952	Tyson Foods, Inc., Class A	6,388
539	UST, Inc.	37,056
273	Walgreen Co.	6,754
1,572	Wal-Mart Stores, Inc.	87,843
		1,557,828
	Energy - 15.9%

1,702	Anadarko Petroleum Corp.	69,867
1,216	Apache Corp.	93,997
1,065	BJ Services Co.	12,769
205	Cabot Oil & Gas Corp.	6,144
1,259	Chesapeake Energy Corp.	21,630
7,519	Chevron Corp.	594,076
302	Cimarex Energy Co.	8,568
5,609	ConocoPhillips	294,585
1,625	Devon Energy Corp.	117,552
2,007	El Paso Corp.	14,832
143	Encore Acquisition Co.*	3,781
35	ENSCO International, Inc.	1,134
227	EOG Resources, Inc.	19,300
239	Exterran Holdings, Inc.*	4,194
15,654	Exxon Mobil Corp.	1,254,668
319	Forest Oil Corp.*	5,567
148	Global Industries Ltd.*	437
305	Helix Energy Solutions Group, Inc.*	1,961
378	Helmerich & Payne, Inc.	9,586
319	Hercules Offshore, Inc.*	1,857
378	Key Energy Services, Inc.*	1,795
2,577	Marathon Oil Corp.	67,466
90	Mariner Energy, Inc.*	989
880	Nabors Industries Ltd.*	12,760
478	Newfield Exploration Co.*	10,793
584	Noble Energy, Inc.	30,532
62	Oil States International, Inc.*	1,328
79	Overseas Shipholding Group, Inc.	2,928
212	Patterson-UTI Energy, Inc.	2,648
56	PetroHawk Energy Corp.*	978
436	Pioneer Natural Resources Co.	8,755
34	Plains Exploration & Production Co.*	787
172	Pride International, Inc.*	2,788
268	Rowan Cos., Inc.	4,650
67	SEACOR Holdings, Inc.*	4,431
406	Southern Union Co.	5,578
2,304	Spectra Energy Corp.	37,463
132	St. Mary Land & Exploration Co.	2,655
172	Sunoco, Inc.	6,835
157	Teekay Corp.	2,573
352	Tesoro Corp.	3,235
178	Tidewater, Inc.	7,027
39	Unit Corp.*	1,118
1,918	Valero Energy Corp.	35,195
1,795	XTO Energy, Inc.	68,641
		2,860,453
	Financials - 21.1%

113	Alexandria Real Estate Equities, Inc. (REIT)	5,004
22	Alleghany Corp.*	5,830
649	Allied Capital Corp.	1,519
176	Allied World Assurance Co. Holdings Ltd.	6,223
2,003	Allstate Corp. (The)	50,956
352	AMB Property Corp. (REIT)	6,061
740	American Capital Ltd.	3,138
587	American Express Co.	13,683
283	American Financial Group, Inc./OH	5,799
8,444	American International Group, Inc.	16,972
60	American National Insurance Co.	4,429
416	AmeriCredit Corp.*	3,058
810	Ameriprise Financial, Inc.	14,953
1,951	Annaly Capital Management, Inc. (REIT)	28,036
1,012	AON Corp.	45,844
228	Apartment Investment & Management Co., Class A (REIT)	2,615
168	Arch Capital Group Ltd.*	11,389
338	Arthur J. Gallagher & Co.	8,382
466	Associated Banc-Corp	10,126
433	Assurant, Inc.	9,426
306	Astoria Financial Corp.	5,649
278	AvalonBay Communities, Inc. (REIT)	16,866
413	Axis Capital Holdings Ltd.	10,453
301	Bancorpsouth, Inc.	6,694
18,231	Bank of America Corp.	296,254
173	Bank of Hawaii Corp.	7,718
4,157	Bank of New York Mellon Corp. (The)	125,583
1,985	BB&T Corp.	59,490
21	BlackRock, Inc.	2,640
78	BOK Financial Corp.	3,618
437	Boston Properties, Inc. (REIT)	23,336
316	Brandywine Realty Trust (REIT)	1,555
174	BRE Properties, Inc. (REIT)	5,109
317	Brown & Brown, Inc.	6,308
70	Camden Property Trust (REIT)	1,853
1,363	Capital One Financial Corp.	46,901
709	CapitalSource, Inc. (REIT)	3,694
55	Capitol Federal Financial	2,352
407	CB Richard Ellis Group, Inc., Class A*	1,856
240	CBL & Associates Properties, Inc. (REIT)	977
1,328	Chubb Corp.	68,206
533	Cincinnati Financial Corp.	15,585
1,026	CIT Group, Inc.	3,427
19,786	Citigroup, Inc.	164,026
143	City National Corp./CA	6,275
71	CME Group, Inc.	15,048
100	CNA Financial Corp.	1,376
546	Comerica, Inc.	12,312
220	Commerce Bancshares, Inc./MO	9,638
673	Conseco, Inc.*	2,268
211	Cullen/Frost Bankers, Inc.	11,438
437	Developers Diversified Realty Corp. (REIT)	2,098
80	Digital Realty Trust, Inc. (REIT)	2,189

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,741	Discover Financial Services	$17,810
441	Douglas Emmett, Inc. (REIT)	4,498
536	Duke Realty Corp. (REIT)	4,401
1,258	E*Trade Financial Corp.*	1,698
193	Endurance Specialty Holdings Ltd.	5,196
984	Equity Residential (REIT)	29,943
106	Erie Indemnity Co., Class A	3,969
72	Essex Property Trust, Inc. (REIT)	6,226
228	Everest Re Group Ltd.	17,889
3,871	Fannie Mae	4,490
147	Federal Realty Investment Trust (REIT)	8,502
779	Fidelity National Financial, Inc., Class A	9,605
1,829	Fifth Third Bancorp	17,485
337	First American Corp.	8,095
25	First Citizens BancShares, Inc./NC, Class A	3,514
737	First Horizon National Corp.	7,879
265	Franklin Resources, Inc.	16,099
197	Freddie Mac	232
636	Fulton Financial Corp.	7,072
386	General Growth Properties, Inc. (REIT)	533
1,572	Genworth Financial, Inc., Class A	2,279
1,284	Goldman Sachs Group, Inc. (The)	101,423
183	Hanover Insurance Group, Inc. (The)	7,379
1,147	Hartford Financial Services Group, Inc.	9,692
417	HCC Insurance Holdings, Inc.	9,720
809	HCP, Inc. (REIT)	16,722
331	Health Care REIT, Inc. (REIT)	12,578
341	Hospitality Properties Trust (REIT)	3,908
1,900	Host Hotels & Resorts, Inc. (REIT)	14,288
819	HRPT Properties Trust (REIT)	2,260
1,231	Hudson City Bancorp, Inc.	20,570
1,330	Huntington Bancshares, Inc./OH	10,640
1,230	Invesco Ltd.	15,437
10	Investment Technology Group, Inc.*	167
486	iStar Financial, Inc. (REIT)	656
40	Janus Capital Group, Inc.	326
454	Jefferies Group, Inc.	5,648
113	Jones Lang LaSalle, Inc.	2,693
14,213	JPMorgan Chase & Co.	449,984
1,793	Keycorp	16,818
107	Kilroy Realty Corp. (REIT)	3,260
784	Kimco Realty Corp. (REIT)	11,094
507	Legg Mason, Inc.	9,136
646	Leucadia National Corp.	12,629
338	Liberty Property Trust (REIT)	6,463
945	Lincoln National Corp.	12,975
1,137	Loews Corp.	31,142
239	M&T Bank Corp.	15,356
239	Mack-Cali Realty Corp. (REIT)	4,534
36	Markel Corp.*	11,088
1,863	Marsh & McLennan Cos., Inc.	47,507
945	Marshall & Ilsley Corp.	14,600
778	MBIA, Inc.	4,551
98	Mercury General Corp.	4,458
5,556	Merrill Lynch & Co., Inc.	73,450
1,591	MetLife, Inc.	45,757
194	MF Global Ltd.*	508
452	MGIC Investment Corp.	1,229
716	Moody’s Corp.	15,544
3,785	Morgan Stanley	55,829
227	Nasdaq OMX Group, Inc. (The)*	4,881
7,397	National City Corp.	14,868
168	Nationwide Financial Services	8,534
315	Nationwide Health Properties, Inc. (REIT)	7,128
1,249	New York Community Bancorp, Inc.	16,299
75	Northern Trust Corp.	3,442
381	NYSE Euronext	9,072
841	Old Republic International Corp.	8,629
91	OneBeacon Insurance Group Ltd.	992
199	PartnerRe Ltd.	13,922
1,258	People’s United Financial, Inc.	23,990
135	Philadelphia Consolidated Holding Co.*	8,296
417	Plum Creek Timber Co., Inc. (REIT)	14,841
1,258	PNC Financial Services Group, Inc.	66,385
1,021	Popular, Inc.	6,381
944	Principal Financial Group, Inc.	13,037
2,460	Progressive Corp. (The)	36,949
953	Prologis (REIT)	3,650
250	Protective Life Corp.	2,330
1,303	Prudential Financial, Inc.	28,275
464	Public Storage (REIT)	32,429
346	Raymond James Financial, Inc.	7,602
247	Rayonier, Inc. (REIT)	8,250
250	Regency Centers Corp. (REIT)	8,902
2,524	Regions Financial Corp.	25,720
212	Reinsurance Group of America, Inc.	8,607
226	RenaissanceRe Holdings Ltd.	10,651
210	SL Green Realty Corp. (REIT)	3,982
196	SLM Corp.*	1,805
1,610	Sovereign Bancorp, Inc.*	3,977
57	St. Joe Co. (The)*	1,505
176	StanCorp Financial Group, Inc.	5,863
1,145	State Street Corp.	48,216
11	Student Loan Corp.(The)	417
1,286	SunTrust Banks, Inc.	40,805
1,021	Synovus Financial Corp.	8,495
456	TCF Financial Corp.	7,615
377	TFS Financial Corp.	4,837
330	Torchmark Corp.	11,930
73	Transatlantic Holdings, Inc.	2,894
2,201	Travelers Cos., Inc. (The)	96,074
23	Tree.com, Inc.*	42
6,328	U.S. Bancorp	170,729
469	UDR, Inc. (REIT)	7,096
146	Unitrin, Inc.	2,794
1,259	Unum Group	18,759
484	Valley National Bancorp	9,356
397	Ventas, Inc. (REIT)	9,123
498	Vornado Realty Trust (REIT)	26,618
7,845	Wachovia Corp.	44,089
316	Washington Federal, Inc.	5,337
194	Webster Financial Corp.	2,910
271	Weingarten Realty Investors (REIT)	3,864
11,999	Wells Fargo & Co.	346,651
4	Wesco Financial Corp.	1,188
33	White Mountains Insurance Group Ltd.	8,910
234	Whitney Holding Corp./LA	4,102
243	Wilmington Trust Corp.	5,878
498	WR Berkley Corp.	14,158
1,200	XL Capital Ltd., Class A	6,036
417	Zions Bancorporation	13,298
		3,789,084
	Health Care - 11.2%

28	Advanced Medical Optics, Inc.*	163
625	Aetna, Inc.	13,638
513	AmerisourceBergen Corp.	16,083

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,955	Amgen, Inc.*	$219,661
276	Barr Pharmaceuticals, Inc.*	18,048
42	Beckman Coulter, Inc.	1,830
5,082	Boston Scientific Corp.*	31,356
623	Bristol-Myers Squibb Co.	12,896
132	Brookdale Senior Living, Inc.	537
330	Cardinal Health, Inc.	10,732
135	Charles River Laboratories International, Inc.*	3,078
880	Cigna Corp.	10,657
271	Community Health Systems, Inc.*	3,539
165	Cooper Cos., Inc. (The)	2,211
440	Coventry Health Care, Inc.*	5,487
1,813	Covidien Ltd.	66,809
65	DaVita, Inc.*	3,266
3,291	Eli Lilly & Co.	112,388
39	Endo Pharmaceuticals Holdings, Inc.*	858
1,014	Forest Laboratories, Inc.*	24,519
301	Health Management Associates, Inc., Class A*	439
370	Health Net, Inc.*	3,334
26	Henry Schein, Inc.*	929
198	Hill-Rom Holdings, Inc.	4,067
476	HLTH Corp.*	4,460
468	Hologic, Inc.*	6,580
499	Hospira, Inc.*	14,985
267	Humana, Inc.*	8,071
514	IMS Health, Inc.	6,759
139	Inverness Medical Innovations, Inc.*	2,442
7,551	Johnson & Johnson	442,338
894	King Pharmaceuticals, Inc.*	8,591
227	Life Technologies Corp.*	5,925
199	LifePoint Hospitals, Inc.*	3,992
26	Lincare Holdings, Inc.*	622
281	McKesson Corp.	9,818
5,574	Merck & Co., Inc.	148,937
907	Mylan, Inc.*	8,535
363	Omnicare, Inc.	8,752
27	Pediatrix Medical Group, Inc.*	840
238	PerkinElmer, Inc.	4,298
24,588	Pfizer, Inc.	403,981
103	Quest Diagnostics, Inc.	4,797
142	Teleflex, Inc.	6,728
754	Tenet Healthcare Corp.*	912
1,000	Thermo Fisher Scientific, Inc.*	35,680
2,820	UnitedHealth Group, Inc.	59,248
171	Universal Health Services, Inc., Class B	6,353
195	Watson Pharmaceuticals, Inc.*	4,631
1,729	WellPoint, Inc.*	61,552
4,844	Wyeth	174,432
275	Zimmer Holdings, Inc.*	10,263
		2,021,047
	Industrials - 7.8%

38	Aecom Technology Corp.*	1,007
94	AGCO Corp.*	2,314
147	Alexander & Baldwin, Inc.	3,800
68	Alliant Techsystems, Inc.*	5,590
1,386	Allied Waste Industries, Inc.*	14,886
505	AMR Corp.*	4,434
72	Armstrong World Industries, Inc.	1,224
384	Avery Dennison Corp.	11,942
369	Avis Budget Group, Inc.*	280
27	BE Aerospace, Inc.*	221
199	Carlisle Cos., Inc.	4,225
478	Cintas Corp.	11,482
401	Continental Airlines, Inc., Class B*	5,887
138	Con-way, Inc.	3,860
148	Cooper Industries Ltd., Class A	3,573
30	Copa Holdings SA, Class A	665
56	Corrections Corp. of America*	1,013
181	Crane Co.	2,682
277	Danaher Corp.	15,412
1,635	Delta Air Lines, Inc.*	14,404
90	Dover Corp.	2,685
61	Dun & Bradstreet Corp.	4,880
331	Eaton Corp.	15,338
216	Equifax, Inc.	5,497
1,126	FedEx Corp.	79,552
112	Flowserve Corp.	5,637
194	Gardner Denver, Inc.*	4,801
160	GATX Corp.	4,504
1,452	General Dynamics Corp.	75,025
36,228	General Electric Co.	622,035
1,112	Hertz Global Holdings, Inc.*	3,881
112	Hubbell, Inc., Class B	3,349
33	IDEX Corp.	759
1,613	Illinois Tool Works, Inc.	55,036
943	Ingersoll-Rand Co., Ltd., Class A	14,786
162	ITT Corp.	6,781
62	Kansas City Southern*	1,359
113	KBR, Inc.	1,556
217	Kennametal, Inc.	4,058
101	L-3 Communications Holdings, Inc.	6,784
46	Lincoln Electric Holdings, Inc.	2,102
268	Manpower, Inc.	8,437
1,318	Masco Corp.	12,626
975	Norfolk Southern Corp.	48,233
925	Northrop Grumman Corp.	37,879
79	Oshkosh Corp.	553
276	Owens Corning, Inc.*	4,402
364	Pentair, Inc.	9,049
71	Pitney Bowes, Inc.	1,754
138	Quanta Services, Inc.*	2,244
774	R.R. Donnelley & Sons Co.	9,876
981	Raytheon Co.	47,873
40	Republic Services, Inc.	960
139	Ryder System, Inc.	4,991
2,659	Southwest Airlines Co.	23,000
379	Spirit Aerosystems Holdings, Inc., Class A*	3,430
228	Steelcase, Inc., Class A	1,471
369	Terex Corp.*	5,262
210	Thomas & Betts Corp.*	3,988
282	Timken Co.	4,092
297	Trinity Industries, Inc.	4,416
845	Tyco International Ltd.	17,660
213	United Rentals, Inc.*	1,719
1,524	United Technologies Corp.	73,960
248	URS Corp.*	9,414
108	USG Corp.*	1,021
35	UTi Worldwide, Inc.	375
1,273	Waste Management, Inc.	37,172
39	WESCO International, Inc.*	577
		1,405,740
	Information Technology - 2.2%

431	ADC Telecommunications, Inc.*	3,064
1,932	Advanced Micro Devices, Inc.*	4,560
236	Affiliated Computer Services, Inc., Class A*	9,546
411	Amdocs Ltd.*	7,723
414	Arrow Electronics, Inc.*	5,713

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
584	Atmel Corp.*	$1,635
307	Avnet, Inc.*	4,372
166	AVX Corp.	1,451
1,170	Brocade Communications Systems, Inc.*	3,767
752	CA, Inc.	12,664
941	Cadence Design Systems, Inc.*	3,632
548	Computer Sciences Corp.*	15,267
396	Compuware Corp.*	2,515
448	Convergys Corp.*	2,818
194	Cree, Inc.*	3,081
38	Diebold, Inc.	1,064
31	DST Systems, Inc.*	1,172
140	EchoStar Corp., Class A*	2,390
2,272	EMC Corp.*	24,015
450	Fairchild Semiconductor International, Inc.*	1,796
547	Fidelity National Information Services, Inc.	9,397
9	Genpact Ltd.*	71
295	IAC/InterActiveCorp*	4,363
611	Ingram Micro, Inc., Class A*	6,581
342	Integrated Device Technology, Inc.*	1,768
2,830	Intel Corp.	39,054
205	International Rectifier Corp.*	2,396
299	Intersil Corp., Class A	2,709
397	Jabil Circuit, Inc.	2,612
350	JDS Uniphase Corp.*	952
38	Kla-Tencor Corp.	715
38	Lam Research Corp.*	768
274	Lender Processing Services, Inc.	6,044
317	Lexmark International, Inc., Class A*	8,299
557	LSI Corp.*	1,493
59	McAfee, Inc.*	1,790
2,419	Micron Technology, Inc.*	6,628
350	Molex, Inc.	4,760
8,199	Motorola, Inc.	35,338
62	NCR Corp.*	941
707	Novell, Inc.*	3,217
250	Novellus Systems, Inc.*	3,098
481	QLogic Corp.*	5,108
555	SAIC, Inc.*	9,879
654	SanDisk Corp.*	5,232
911	Seagate Technology	3,835
2,838	Sun Microsystems, Inc.*	8,996
3,056	Symantec Corp.*	36,764
514	Synopsys, Inc.*	8,239
166	Tech Data Corp.*	2,895
1,441	Tellabs, Inc.*	6,009
335	Teradata Corp.*	4,499
234	Teradyne, Inc.*	887
1,737	Tyco Electronics Ltd.	28,626
581	Unisys Corp.*	389
678	Vishay Intertechnology, Inc.*	2,956
3,268	Xerox Corp.	22,843
12	Zebra Technologies Corp., Class A*	254
		402,650
	Materials - 2.7%

657	Alcoa, Inc.	7,069
202	Aptargroup, Inc.	6,755
231	Ashland, Inc.	2,206
303	Ball Corp.	11,044
365	Bemis Co., Inc.	9,862
235	Cabot Corp.	4,862
147	Carpenter Technology Corp.	2,449
68	Celanese Corp., Class A	785
65	Century Aluminum Co.*	530
811	Chemtura Corp.	1,354
413	Commercial Metals Co.	4,948
172	Cytec Industries, Inc.	3,789
1,781	Domtar Corp.*	2,493
3,379	Dow Chemical Co. (The)	62,681
21	Eagle Materials, Inc.	441
276	Eastman Chemical Co.	9,080
3,273	EI Du Pont de Nemours & Co.	82,021
168	FMC Corp.	7,342
1,394	Freeport-McMoRan Copper & Gold, Inc.	33,442
522	Huntsman Corp.	3,732
1,557	International Paper Co.	19,385
58	Intrepid Potash, Inc.*	1,114
245	Lubrizol Corp.	8,604
9	Martin Marietta Materials, Inc.	789
635	MeadWestvaco Corp.	7,404
37	Nalco Holding Co.	422
908	Nucor Corp.	32,398
435	Owens-Illinois, Inc.*	8,796
285	Packaging Corp. of America	4,255
476	Pactiv Corp.*	11,895
534	PPG Industries, Inc.	23,453
230	Reliance Steel & Aluminum Co.	4,743
73	Rohm & Haas Co.	4,994
471	RPM International, Inc.	5,647
68	Schnitzer Steel Industries, Inc., Class A	1,836
33	Scotts Miracle-Gro Co. (The), Class A	1,068
581	Sealed Air Corp.	9,197
226	Sigma-Aldrich Corp.	9,743
927	Smurfit-Stone Container Corp.*	528
365	Sonoco Products Co.	9,162
433	Steel Dynamics, Inc.	3,577
383	Temple-Inland, Inc.	1,210
250	Titanium Metals Corp.	2,113
25	United States Steel Corp.	760
10	Valhi, Inc.	140
367	Valspar Corp.	7,201
400	Vulcan Materials Co.	23,992
771	Weyerhaeuser Co.	29,005
		490,316
	Telecommunication Services - 5.8%

21,592	AT&T, Inc.	616,668
381	CenturyTel, Inc.	10,119
28	Clearwire Corp., Class A*	185
815	Crown Castle International Corp.*	11,467
268	Embarq Corp.	8,748
917	Frontier Communications Corp.	7,996
173	Leap Wireless International, Inc.*	3,460
2,752	Qwest Communications International, Inc.	8,807
10,090	Sprint Nextel Corp.	28,151
214	Telephone & Data Systems, Inc.	6,944
35	U.S. Cellular Corp.*	1,380
10,359	Verizon Communications, Inc.	338,221
816	Windstream Corp.	7,230
		1,049,376
	Utilities - 6.3%

277	AGL Resources, Inc.	8,340
403	Alliant Energy Corp.	12,844
758	Ameren Corp.	26,970
1,461	American Electric Power Co., Inc.	45,715
232	American Water Works Co., Inc.	4,705

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
484	Aqua America, Inc.	$10,498
331	Atmos Energy Corp.	8,252
439	Centerpoint Energy, Inc.	5,676
818	CMS Energy Corp.	8,311
990	Consolidated Edison, Inc.	39,986
58	Constellation Energy Group, Inc.	1,419
2,103	Dominion Resources, Inc.	77,432
380	DPL, Inc.	7,912
590	DTE Energy Co.	21,942
4,596	Duke Energy Corp.	71,514
1,801	Dynegy, Inc., Class A*	4,016
1,186	Edison International	39,612
210	Energen Corp.	6,468
203	Entergy Corp.	17,275
1,192	Exelon Corp.	67,002
1,112	FirstEnergy Corp.	65,141
1,487	FPL Group, Inc.	72,506
434	Great Plains Energy, Inc.	8,155
306	Hawaiian Electric Industries, Inc.	8,345
277	Integrys Energy Group, Inc.	12,238
668	MDU Resources Group, Inc.	13,580
242	Mirant Corp.*	4,167
298	National Fuel Gas Co.	9,694
994	NiSource, Inc.	11,978
568	Northeast Utilities	13,234
537	NRG Energy, Inc.*	12,722
385	NSTAR	13,667
623	NV Energy, Inc.	5,906
336	OGE Energy Corp.	8,901
378	Oneok, Inc.	11,091
728	Pepco Holdings, Inc.	13,097
1,297	PG&E Corp.	49,338
368	Pinnacle West Capital Corp.	11,187
951	Progress Energy, Inc.	37,745
473	Puget Energy, Inc.	11,579
387	Questar Corp.	12,458
1,258	Reliant Energy, Inc.*	7,221
420	SCANA Corp.	14,595
912	Sempra Energy	42,563
2,789	Southern Co.	101,296
762	TECO Energy, Inc.	9,906
385	UGI Corp.	8,994
297	Vectren Corp.	8,363
421	Wisconsin Energy Corp.	18,297
1,566	Xcel Energy, Inc.	29,456
		1,133,309
	Total Common Stock (Cost $17,015,344)	15,980,565

Principal Amount
	Repurchase Agreements - 14.0%
$334,609	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $334,615(b)	334,609
334,609	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $334,617(c)	334,609
25,096	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $25,096(d)	25,096
83,652	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $83,658(e)	83,652
167,304	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $167,315(f)	167,304
585,565	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $585,579(g)	585,565
501,913	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $501,921(h)	501,913
477,197	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $477,207(i)	477,197
	Total Repurchase Agreements (Cost $2,509,945)	2,509,945
	Total Investments (Cost $19,525,289) — 102.8%	18,490,510
	Liabilities in excess of other assets — (2.8)%	(512,187)
	Net Assets — 100.0%	$17,978,323

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $341,301. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $341,301. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $25,599. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $85,325. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $170,650. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $597,277. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $511,951.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $486,742. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,758,545)
Net unrealized depreciation	$(3,758,545)
Federal income tax cost of investments	$22,249,055

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index	12/08/08	$865,344	$(5,128)

Equity Index Swap Agreement based on Russell 1000® Value Index	12/08/08	18,989,849	—

		$19,855,193	$(5,128)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell 1000 Growth

Shares		Value
	Common Stocks (a) - 80.2%
	Consumer Discretionary - 7.3%

317	Abercrombie & Fitch Co., Class A	$6,128
350	Advance Auto Parts, Inc.	10,626
1,155	Amazon.com, Inc.*	49,319
442	American Eagle Outfitters, Inc.	4,243
79	AnnTaylor Stores Corp.*	355
466	Apollo Group, Inc., Class A*	35,807
142	Autozone, Inc.*	15,509
781	Bed Bath & Beyond, Inc.*	15,847
1,225	Best Buy Co., Inc.	25,370
299	Big Lots, Inc.*	5,238
373	BorgWarner, Inc.	8,825
27	Boyd Gaming Corp.	119
372	Brinker International, Inc.	2,470
147	Brink’s Home Security Holdings, Inc.*	2,940
294	Burger King Holdings, Inc.	6,324
801	Carmax, Inc.*	6,096
325	Carnival Corp.	6,825
131	Central European Media Enterprises Ltd., Class A*	2,013
121	Chipotle Mexican Grill, Inc., Class A*	5,999
39	Choice Hotels International, Inc.	979
114	Clear Channel Outdoor Holdings, Inc., Class A*	834
1,250	Coach, Inc.*	22,375
2,998	Comcast Corp., Class A	51,985
193	CTC Media, Inc.*	820
512	Darden Restaurants, Inc.	9,365
224	DeVry, Inc.	12,876
309	Dick’s Sporting Goods, Inc.*	3,897
2,182	DIRECTV Group, Inc. (The)*	48,026
747	DISH Network Corp., Class A*	8,277
329	Dollar Tree, Inc.*	13,936
292	DreamWorks Animation SKG, Inc., Class A*	6,745
41	Family Dollar Stores, Inc.	1,139
599	GameStop Corp., Class A*	13,088
881	Gap, Inc. (The)	11,471
469	Garmin Ltd.	8,011
523	Gentex Corp.	4,587
566	Goodyear Tire & Rubber Co. (The)*	3,639
220	Guess?, Inc.	2,911
1,191	H&R Block, Inc.	22,784
344	Hanesbrands, Inc.*	4,444
771	Harley-Davidson, Inc.	13,115
159	Harman International Industries, Inc.	2,393
189	Hasbro, Inc.	5,065
230	Hillenbrand, Inc.	3,662
18	HSN, Inc.*	67
1,135	International Game Technology	12,156
1,481	Interpublic Group of Cos., Inc.*	6,057
18	Interval Leisure Group, Inc.*	95
143	ITT Educational Services, Inc.*	12,881
149	John Wiley & Sons, Inc., Class A	5,358
331	Johnson Controls, Inc.	5,845
862	Kohl’s Corp.*	28,153
282	Lamar Advertising Co., Class A*	4,193
388	Las Vegas Sands Corp.*	2,006
575	Liberty Global, Inc., Class A*	8,332
1,892	Liberty Media Corp. - Entertainment, Class A*	22,458
495	LKQ Corp.*	5,158
269	Lowe’s Cos., Inc.	5,558
683	Ltd Brands, Inc.	6,359
1,084	Marriott International, Inc., Class A	18,200
3,766	McDonald’s Corp.	221,253
585	McGraw-Hill Cos., Inc. (The)	14,625
427	MGM Mirage*	5,115
60	Morningstar, Inc.*	1,932
3,396	News Corp., Class A	26,828
1,295	Nike, Inc., Class B	68,959
668	Nordstrom, Inc.	7,595
2	NVR, Inc.*	869
1,084	Omnicom Group, Inc.	30,666
180	O’Reilly Automotive, Inc.*	4,693
131	Orient-Express Hotels Ltd., Class A	897
96	Panera Bread Co., Class A*	4,266
270	Penn National Gaming, Inc.*	5,724
466	PetSmart, Inc.	8,178
167	Phillips-Van Heusen Corp.	2,913
205	Polo Ralph Lauren Corp.	8,856
141	priceline.com, Inc.*	9,729
182	Pulte Homes, Inc.	1,938
488	Ross Stores, Inc.	12,932
235	Scientific Games Corp., Class A*	3,527
370	Sherwin-Williams Co. (The)	21,804
10,875	Sirius XM Radio, Inc.*	2,265
2,186	Staples, Inc.	37,949
2,666	Starbucks Corp.*	23,807
686	Starwood Hotels & Resorts Worldwide, Inc.	11,566
52	Strayer Education, Inc.	12,460
2,676	Target Corp.	90,342
39	Thor Industries, Inc.	610
18	Ticketmaster Entertainment, Inc.*	72
461	Tiffany & Co.	9,123
677	Tim Hortons, Inc.	16,851
284	Time Warner Cable, Inc., Class A*	5,765
1,454	Time Warner, Inc.	13,159
1,555	TJX Cos., Inc.	35,485
416	Urban Outfitters, Inc.*	7,559
1,924	Viacom, Inc., Class B*	30,630
240	WABCO Holdings, Inc.	3,566
809	Walt Disney Co. (The)	18,219
52	Warner Music Group Corp.	155
114	Weight Watchers International, Inc.	3,226
53	Williams-Sonoma, Inc.	372
210	Wynn Resorts Ltd.*	8,362
1,736	Yum! Brands, Inc.	46,768
		1,470,963
	Consumer Staples - 11.8%

42	Alberto-Culver Co.	902
5,738	Altria Group, Inc.	92,267
1,564	Avon Products, Inc.	33,000
222	Bare Escentuals, Inc.*	1,048
282	Brown-Forman Corp., Class B	12,377
399	Campbell Soup Co.	12,788
148	Central European Distribution Corp.*	3,499
243	Church & Dwight Co., Inc.	14,444
156	Clorox Co.	9,229
5,998	Coca-Cola Co. (The)	281,126
1,861	Colgate-Palmolive Co.	121,095
1,589	Costco Wholesale Corp.	81,786
2,827	CVS/Caremark Corp.	81,785
388	Dean Foods Co.*	5,649
211	Energizer Holdings, Inc.*	9,162
358	Estee Lauder Cos., Inc. (The), Class A	9,988
104	General Mills, Inc.	6,570
266	Hansen Natural Corp.*	7,914

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
238	Herbalife Ltd.	$4,232
285	Hershey Co. (The)	10,260
641	HJ Heinz Co.	24,896
85	JM Smucker Co. (The)	3,856
523	Kellogg Co.	22,714
631	Kimberly-Clark Corp.	36,465
1,068	Kroger Co. (The)	29,541
335	Lorillard, Inc.	20,244
154	McCormick & Co., Inc. (Non-Voting)	4,585
94	NBTY, Inc.*	1,370
5,461	PepsiCo, Inc.	309,639
7,728	Philip Morris International, Inc.	325,812
4,144	Procter & Gamble Co.	266,666
2,200	SYSCO Corp.	51,590
120	Tyson Foods, Inc., Class A	805
3,353	Walgreen Co.	82,953
6,633	Wal-Mart Stores, Inc.	370,652
512	Whole Foods Market, Inc.	5,417
		2,356,326
	Energy - 7.6%

257	Alpha Natural Resources, Inc.*	5,703
530	Arch Coal, Inc.	8,151
204	Atwood Oceanics, Inc.*	3,692
1,128	Baker Hughes, Inc.	39,288
171	Cabot Oil & Gas Corp.	5,125
793	Cameron International Corp.*	16,732
845	Chesapeake Energy Corp.	14,517
101	CNX Gas Corp.*	3,138
668	CONSOL Energy, Inc.	19,352
110	Continental Resources, Inc.*	2,151
901	Denbury Resources, Inc.*	8,587
250	Diamond Offshore Drilling, Inc.	18,450
316	Dresser-Rand Group, Inc.*	5,280
550	El Paso Corp.	4,065
48	Encore Acquisition Co.*	1,269
495	ENSCO International, Inc.	16,043
686	EOG Resources, Inc.	58,324
3,582	Exxon Mobil Corp.	287,097
469	FMC Technologies, Inc.*	12,883
165	Foundation Coal Holdings, Inc.	2,355
381	Frontier Oil Corp.	4,549
179	Frontline Ltd.	5,288
268	Global Industries Ltd.*	791
3,197	Halliburton Co.	56,267
28	Helix Energy Solutions Group, Inc.*	180
1,032	Hess Corp.	55,769
157	Holly Corp.	2,856
159	IHS, Inc., Class A*	5,770
78	Key Energy Services, Inc.*	371
233	Mariner Energy, Inc.*	2,561
295	Massey Energy Co.	4,608
696	Murphy Oil Corp.	30,659
147	Nabors Industries Ltd.*	2,132
1,520	National Oilwell Varco, Inc.*	43,001
984	Noble Corp.	26,361
41	Noble Energy, Inc.	2,143
3,007	Occidental Petroleum Corp.	162,799
201	Oceaneering International, Inc.*	5,190
120	Oil States International, Inc.*	2,570
284	Patriot Coal Corp.*	2,405
350	Patterson-UTI Energy, Inc.	4,372
996	Peabody Energy Corp.	23,336
867	PetroHawk Energy Corp.*	15,146
359	Plains Exploration & Production Co.*	8,311
441	Pride International, Inc.*	7,149
379	Quicksilver Resources, Inc.*	2,361
564	Range Resources Corp.	23,389
146	Rowan Cos., Inc.	2,533
381	SandRidge Energy, Inc.*	3,376
4,370	Schlumberger Ltd.	221,734
7	SEACOR Holdings, Inc.*	463
789	Smith International, Inc.	23,070
1,254	Southwestern Energy Co.*	43,100
94	St. Mary Land & Exploration Co.	1,890
253	Sunoco, Inc.	10,054
296	Superior Energy Services, Inc.*	4,988
148	Tesoro Corp.	1,360
272	Tetra Technologies, Inc.*	1,311
9	Tidewater, Inc.	355
1,169	Transocean, Inc.*	78,183
130	Unit Corp.*	3,728
112	W&T Offshore, Inc.	1,568
204	Walter Industries, Inc.	3,721
2,491	Weatherford International Ltd.*	31,810
155	Whiting Petroleum Corp.*	5,937
2,142	Williams Cos., Inc.	34,743
220	XTO Energy, Inc.	8,413
		1,514,873
	Financials - 3.1%

149	Affiliated Managers Group, Inc.*	4,172
1,742	Aflac, Inc.	80,655
3,095	American Express Co.	72,144
102	Apartment Investment & Management Co., Class A (REIT)	1,170
128	Axis Capital Holdings Ltd.	3,240
46	BlackRock, Inc.	5,783
100	Brown & Brown, Inc.	1,990
123	Camden Property Trust (REIT)	3,256
28	Capitol Federal Financial	1,198
218	CB Richard Ellis Group, Inc., Class A*	994
3,424	Charles Schwab Corp. (The)	62,762
174	CME Group, Inc.	36,879
180	Digital Realty Trust, Inc. (REIT)	4,925
271	E*Trade Financial Corp.*	366
374	Eaton Vance Corp.	7,151
8	Erie Indemnity Co., Class A	300
21	Essex Property Trust, Inc. (REIT)	1,816
62	Federal Realty Investment Trust (REIT)	3,586
321	Federated Investors, Inc., Class B	6,372
271	Forest City Enterprises, Inc., Class A	1,615
301	Franklin Resources, Inc.	18,286
2,174	Freddie Mac	2,565
439	General Growth Properties, Inc. (REIT)	606
181	GLG Partners, Inc.	460
152	Goldman Sachs Group, Inc. (The)	12,006
110	HCP, Inc. (REIT)	2,274
44	Health Care REIT, Inc. (REIT)	1,672
660	Hudson City Bancorp, Inc.	11,029
258	IntercontinentalExchange, Inc.*	18,989
180	Invesco Ltd.	2,259
148	Investment Technology Group, Inc.*	2,476
555	Janus Capital Group, Inc.	4,523
9	Kilroy Realty Corp. (REIT)	274
277	Lazard Ltd., Class A	8,659
273	Macerich Co. (The) (REIT)	3,675
166	MF Global Ltd.*	435
239	Morgan Stanley	3,525

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
162	MSCI, Inc., Class A*	$2,500
269	Nasdaq OMX Group, Inc. (The)*	5,784
32	Nationwide Health Properties, Inc. (REIT)	724
728	Northern Trust Corp.	33,408
584	NYSE Euronext	13,905
74	Philadelphia Consolidated Holding Co.*	4,547
204	Plum Creek Timber Co., Inc. (REIT)	7,260
272	Prudential Financial, Inc.	5,902
36	Rayonier, Inc. (REIT)	1,202
495	SEI Investments Co.	7,653
825	Simon Property Group, Inc. (REIT)	39,187
1,516	SLM Corp.*	13,962
286	St. Joe Co. (The)*	7,553
412	State Street Corp.	17,349
951	T. Rowe Price Group, Inc.	32,534
194	Taubman Centers, Inc. (REIT)	4,625
892	TD Ameritrade Holding Corp.*	11,864
25	Transatlantic Holdings, Inc.	991
4	Tree.com, Inc.*	7
83	Ventas, Inc. (REIT)	1,907
318	Waddell & Reed Financial, Inc., Class A	4,274
26	WR Berkley Corp.	739
		611,964
	Health Care - 12.0%

5,653	Abbott Laboratories	296,161
27	Abraxis Bioscience, Inc.*	1,574
165	Advanced Medical Optics, Inc.*	959
1,142	Aetna, Inc.	24,918
1,118	Allergan, Inc.	42,126
73	AmerisourceBergen Corp.	2,289
502	Amylin Pharmaceuticals, Inc.*	3,720
117	Barr Pharmaceuticals, Inc.*	7,651
2,300	Baxter International, Inc.	121,670
185	Beckman Coulter, Inc.	8,062
893	Becton Dickinson & Co.	56,732
1,064	Biogen Idec, Inc.*	45,018
361	BioMarin Pharmaceutical, Inc.*	6,148
355	Boston Scientific Corp.*	2,190
6,623	Bristol-Myers Squibb Co.	137,096
979	Cardinal Health, Inc.	31,837
1,597	Celgene Corp.*	83,204
249	Cephalon, Inc.*	18,297
249	Cerner Corp.*	8,959
112	Charles River Laboratories International, Inc.*	2,554
143	Cigna Corp.	1,732
79	Community Health Systems, Inc.*	1,032
231	Covance, Inc.*	9,027
112	Coventry Health Care, Inc.*	1,397
363	CR Bard, Inc.	29,777
320	DaVita, Inc.*	16,080
547	Dentsply International, Inc.	14,266
200	Edwards Lifesciences Corp.*	9,954
348	Eli Lilly & Co.	11,884
400	Endo Pharmaceuticals Holdings, Inc.*	8,796
772	Express Scripts, Inc.*	44,398
95	Forest Laboratories, Inc.*	2,297
1,702	Genentech, Inc.*	130,373
199	Gen-Probe, Inc.*	7,333
980	Genzyme Corp.*	62,740
3,378	Gilead Sciences, Inc.*	151,301
590	Health Management Associates, Inc., Class A*	861
22	Health Net, Inc.*	198
306	Henry Schein, Inc.*	10,933
30	Hill-Rom Holdings, Inc.	616
194	HLTH Corp.*	1,818
468	Hologic, Inc.*	6,580
83	Hospira, Inc.*	2,492
353	Humana, Inc.*	10,671
220	Idexx Laboratories, Inc.*	6,800
449	Illumina, Inc.*	9,882
146	IMS Health, Inc.	1,920
142	Intuitive Surgical, Inc.*	18,819
144	Inverness Medical Innovations, Inc.*	2,530
2,717	Johnson & Johnson	159,162
207	Kinetic Concepts, Inc.*	4,479
409	Laboratory Corp. of America Holdings*	25,914
383	Life Technologies Corp.*	9,996
244	Lincare Holdings, Inc.*	5,839
729	McKesson Corp.	25,471
1,856	Medco Health Solutions, Inc.*	77,952
4,114	Medtronic, Inc.	125,559
2,248	Merck & Co., Inc.	60,067
201	Millipore Corp.*	10,183
205	Mylan, Inc.*	1,929
27	Omnicare, Inc.	651
444	Patterson Cos., Inc.*	8,356
146	Pediatrix Medical Group, Inc.*	4,544
195	PerkinElmer, Inc.	3,522
287	Perrigo Co.	9,876
390	Pharmaceutical Product Development, Inc.	10,273
477	Quest Diagnostics, Inc.	22,214
284	Resmed, Inc.*	10,321
5,941	Schering-Plough Corp.	99,868
394	Sepracor, Inc.*	4,633
1,243	St. Jude Medical, Inc.*	34,841
1,127	Stryker Corp.	43,863
142	Techne Corp.	8,805
994	Tenet Healthcare Corp.*	1,203
521	Thermo Fisher Scientific, Inc.*	18,589
1,660	UnitedHealth Group, Inc.	34,877
458	Varian Medical Systems, Inc.*	18,485
308	VCA Antech, Inc.*	5,867
547	Vertex Pharmaceuticals, Inc.*	13,451
337	Warner Chilcott Ltd., Class A*	4,465
367	Waters Corp.*	15,131
188	Watson Pharmaceuticals, Inc.*	4,465
152	WellCare Health Plans, Inc.*	1,362
186	WellPoint, Inc.*	6,622
569	Zimmer Holdings, Inc.*	21,235
		2,391,742
	Industrials - 10.7%

2,579	3M Co.	172,611
333	Aecom Technology Corp.*	8,821
244	AGCO Corp.*	6,007
53	Alliant Techsystems, Inc.*	4,357
389	Ametek, Inc.	13,588
512	AMR Corp.*	4,495
339	BE Aerospace, Inc.*	2,773
2,752	Boeing Co.	117,318
147	Brink’s Co. (The)	3,200
273	Bucyrus International, Inc.	5,332
1,032	Burlington Northern Santa Fe Corp.	79,062
26	Carlisle Cos., Inc.	552

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,253	Caterpillar, Inc.	$92,350
625	CH Robinson Worldwide, Inc.	31,925
26	Con-way, Inc.	727
485	Cooper Industries Ltd., Class A	11,708
79	Copa Holdings SA, Class A	1,751
233	Copart, Inc.*	6,214
125	Corporate Executive Board Co. (The)	2,883
407	Corrections Corp. of America*	7,363
444	Covanta Holding Corp.*	8,858
1,483	CSX Corp.	55,227
744	Cummins, Inc.	19,032
657	Danaher Corp.	36,556
1,579	Deere & Co.	54,965
541	Delta Air Lines, Inc.*	4,766
287	Donaldson Co., Inc.	9,821
607	Dover Corp.	18,107
146	Dun & Bradstreet Corp.	11,680
271	Eaton Corp.	12,558
2,860	Emerson Electric Co.	102,645
251	Equifax, Inc.	6,388
781	Expeditors International of Washington, Inc.	26,109
474	Fastenal Co.	18,254
165	First Solar, Inc.*	20,599
94	Flowserve Corp.	4,731
651	Fluor Corp.	29,647
530	Foster Wheeler Ltd.*	11,798
183	FTI Consulting, Inc.*	10,036
20	GATX Corp.	563
194	General Cable Corp.*	3,203
459	Goodrich Corp.	15,445
221	Graco, Inc.	4,743
308	Harsco Corp.	7,746
64	Hertz Global Holdings, Inc.*	223
2,718	Honeywell International, Inc.	75,724
90	Hubbell, Inc., Class B	2,691
270	IDEX Corp.	6,210
87	Illinois Tool Works, Inc.	2,968
200	Ingersoll-Rand Co., Ltd., Class A	3,136
654	Iron Mountain, Inc.*	14,211
504	ITT Corp.	21,097
445	Jacobs Engineering Group, Inc.*	19,923
299	JB Hunt Transport Services, Inc.	8,016
101	John Bean Technologies Corp.	882
396	Joy Global, Inc.	9,223
272	Kansas City Southern*	5,962
504	KBR, Inc.	6,940
60	Kennametal, Inc.	1,122
198	Kirby Corp.*	5,035
348	L-3 Communications Holdings, Inc.	23,375
194	Landstar System, Inc.	6,235
170	Lennox International, Inc.	4,699
107	Lincoln Electric Holdings, Inc.	4,889
1,206	Lockheed Martin Corp.	92,995
477	Manitowoc Co., Inc. (The)	3,759
23	Manpower, Inc.	724
829	McDermott International, Inc.*	8,083
439	Monster Worldwide, Inc.*	5,035
163	MSC Industrial Direct Co., Class A	5,641
398	Norfolk Southern Corp.	19,689
320	Northrop Grumman Corp.	13,104
190	Oshkosh Corp.	1,330
1,338	PACCAR, Inc.	37,290
449	Pall Corp.	12,352
616	Parker Hannifin Corp.	25,305
686	Pitney Bowes, Inc.	16,951
512	Precision Castparts Corp.	32,102
490	Quanta Services, Inc.*	7,967
563	Raytheon Co.	27,474
525	Republic Services, Inc.	12,600
524	Robert Half International, Inc.	10,946
538	Rockwell Automation, Inc.	16,759
588	Rockwell Collins, Inc.	20,039
327	Roper Industries, Inc.	14,967
69	Ryder System, Inc.	2,478
306	Shaw Group, Inc. (The)*	5,630
196	SPX Corp.	7,315
316	Stericycle, Inc.*	18,107
302	SunPower Corp., Class A*	10,488
912	Textron, Inc.	13,890
15	Timken Co.	218
132	Toro Co.	3,754
917	Tyco International Ltd.	19,165
1,894	Union Pacific Corp.	94,776
2,506	United Parcel Service, Inc., Class B	144,346
2,032	United Technologies Corp.	98,613
56	URS Corp.*	2,126
136	USG Corp.*	1,285
329	UTi Worldwide, Inc.	3,527
69	Valmont Industries, Inc.	3,816
512	Waste Management, Inc.	14,950
112	WESCO International, Inc.*	1,656
281	WW Grainger, Inc.	19,830
		2,140,157
	Information Technology - 22.5%

2,188	Accenture Ltd., Class A	67,784
2,175	Activision Blizzard, Inc.*	25,447
1,949	Adobe Systems, Inc.*	45,139
278	Advanced Micro Devices, Inc.*	656
92	Affiliated Computer Services, Inc., Class A*	3,721
1,338	Agilent Technologies, Inc.*	25,195
615	Akamai Technologies, Inc.*	7,546
247	Alliance Data Systems Corp.*	10,698
1,099	Altera Corp.	16,166
303	Amdocs Ltd.*	5,693
642	Amphenol Corp., Class A	14,907
1,063	Analog Devices, Inc.	18,177
309	Ansys, Inc.*	8,918
3,230	Apple, Inc.*	299,324
4,958	Applied Materials, Inc.	47,498
30	Arrow Electronics, Inc.*	414
1,041	Atmel Corp.*	2,915
819	Autodesk, Inc.*	13,587
1,900	Automatic Data Processing, Inc.	78,014
241	Avnet, Inc.*	3,432
15	AVX Corp.	131
700	BMC Software, Inc.*	17,472
1,884	Broadcom Corp., Class A*	28,844
512	Broadridge Financial Solutions, Inc.	5,837
195	Brocade Communications Systems, Inc.*	628
665	CA, Inc.	11,199
320	Ciena Corp.*	2,368
21,640	Cisco Systems, Inc.*	357,926
671	Citrix Systems, Inc.*	17,889
1,058	Cognizant Technology Solutions Corp., Class A*	20,314
256	CommScope, Inc.*	2,890
563	Compuware Corp.*	3,575
5,771	Corning, Inc.	51,997
136	Cree, Inc.*	2,160
551	Cypress Semiconductor Corp.*	2,055

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,652	Dell, Inc.*	$74,303
201	Diebold, Inc.	5,628
184	Dolby Laboratories, Inc., Class A*	5,487
132	DST Systems, Inc.*	4,991
4,066	eBay, Inc.*	53,387
10	EchoStar Corp., Class A*	171
1,167	Electronic Arts, Inc.*	22,243
5,287	EMC Corp.*	55,884
120	Equinix, Inc.*	5,449
301	F5 Networks, Inc.*	7,495
157	Factset Research Systems, Inc.	6,280
163	Fidelity National Information Services, Inc.	2,800
600	Fiserv, Inc.*	20,484
503	Flir Systems, Inc.*	15,603
212	Genpact Ltd.*	1,681
290	Global Payments, Inc.	10,489
867	Google, Inc., Class A*	253,996
495	Harris Corp.	17,266
355	Hewitt Associates, Inc., Class A*	10,146
9,033	Hewlett-Packard Co.	318,684
42	IAC/InterActiveCorp*	621
283	Integrated Device Technology, Inc.*	1,463
18,132	Intel Corp.	250,222
5,031	International Business Machines Corp.	410,530
59	International Rectifier Corp.*	690
155	Intersil Corp., Class A	1,404
1,175	Intuit, Inc.*	26,038
125	Itron, Inc.*	5,922
370	Jabil Circuit, Inc.	2,435
410	JDS Uniphase Corp.*	1,115
1,923	Juniper Networks, Inc.*	33,422
582	Kla-Tencor Corp.	10,947
419	Lam Research Corp.*	8,464
80	Lender Processing Services, Inc.	1,765
812	Linear Technology Corp.	16,199
1,770	LSI Corp.*	4,744
1,778	Marvell Technology Group Ltd.*	10,312
268	Mastercard, Inc., Class A	38,940
497	McAfee, Inc.*	15,074
835	MEMC Electronic Materials, Inc.*	12,542
328	Metavante Technologies, Inc.*	5,665
129	Mettler Toledo International, Inc.*	10,610
678	Microchip Technology, Inc.	12,543
348	Micron Technology, Inc.*	954
29,412	Microsoft Corp.	594,711
141	Molex, Inc.	1,918
207	National Instruments Corp.	4,991
841	National Semiconductor Corp.	9,251
552	NCR Corp.*	8,379
1,260	NetApp, Inc.*	17,010
286	NeuStar, Inc., Class A*	5,477
581	Novell, Inc.*	2,644
111	Novellus Systems, Inc.*	1,375
680	Nuance Communications, Inc.*	6,242
2,032	NVIDIA Corp.*	15,179
1,492	ON Semiconductor Corp.*	4,357
14,268	Oracle Corp.*	229,572
1,186	Paychex, Inc.	33,516
5,929	QUALCOMM, Inc.	199,037
383	Rambus, Inc.*	3,949
699	Red Hat, Inc.*	6,466
112	SAIC, Inc.*	1,994
385	Salesforce.com, Inc.*	11,019
163	SanDisk Corp.*	1,304
858	Seagate Technology	3,612
179	Silicon Laboratories, Inc.*	3,752
104	Sohu.com, Inc.*	5,048
26	Tech Data Corp.*	453
322	Teradata Corp.*	4,324
393	Teradyne, Inc.*	1,489
4,846	Texas Instruments, Inc.	75,452
597	Total System Services, Inc.	8,519
444	Trimble Navigation Ltd.*	9,040
720	Unisys Corp.*	482
270	Varian Semiconductor Equipment Associates, Inc.*	4,968
714	VeriSign, Inc.*	15,415
1,641	Visa, Inc., Class A	86,251
151	VMware, Inc., Class A*	2,922
27	WebMD Health Corp., Class A*	518
810	Western Digital Corp.*	9,882
2,711	Western Union Co. (The)	35,975
1,023	Xilinx, Inc.	16,736
5,048	Yahoo!, Inc.*	58,102
222	Zebra Technologies Corp., Class A*	4,697
		4,501,632
	Materials - 2.9%

773	Air Products & Chemicals, Inc.	36,919
305	Airgas, Inc.	10,904
409	AK Steel Holding Corp.	3,223
336	Albemarle Corp.	6,831
2,319	Alcoa, Inc.	24,952
372	Allegheny Technologies, Inc.	8,537
45	Aptargroup, Inc.	1,505
54	Ball Corp.	1,968
9	Carpenter Technology Corp.	150
458	Celanese Corp., Class A	5,290
62	Century Aluminum Co.*	505
206	CF Industries Holdings, Inc.	10,842
73	Chemtura Corp.	122
416	Cliffs Natural Resources, Inc.	9,880
587	Crown Holdings, Inc.*	9,421
142	Eagle Materials, Inc.	2,982
639	Ecolab, Inc.	24,531
106	FMC Corp.	4,632
122	Greif, Inc., Class A	4,044
63	Huntsman Corp.	450
295	International Flavors & Fragrances, Inc.	9,009
72	Intrepid Potash, Inc.*	1,382
140	Martin Marietta Materials, Inc.	12,270
2,010	Monsanto Co.	159,192
568	Mosaic Co. (The)	17,239
479	Nalco Holding Co.	5,465
1,600	Newmont Mining Corp.	53,840
248	Nucor Corp.	8,849
175	Owens-Illinois, Inc.*	3,539
89	Packaging Corp. of America	1,329
65	PPG Industries, Inc.	2,855
1,147	Praxair, Inc.	67,730
409	Rohm & Haas Co.	27,980
9	Schnitzer Steel Industries, Inc., Class A	243
125	Scotts Miracle-Gro Co. (The), Class A	4,045
250	Sigma-Aldrich Corp.	10,778
807	Southern Copper Corp.	11,104
162	Steel Dynamics, Inc.	1,338
373	Terra Industries, Inc.	5,487
58	Titanium Metals Corp.	490
407	United States Steel Corp.	12,373

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Valhi, Inc.	$140
		584,365
	Telecommunication Services - 0.6%

1,452	American Tower Corp., Class A*	39,552
219	Clearwire Corp., Class A*	1,450
215	Crown Castle International Corp.*	3,025
271	Embarq Corp.	8,845
264	Frontier Communications Corp.	2,302
17	Leap Wireless International, Inc.*	340
5,687	Level 3 Communications, Inc.*	5,348
894	MetroPCS Communications, Inc.*	13,088
615	NII Holdings, Inc.*	11,956
2,737	Qwest Communications International, Inc.	8,758
398	SBA Communications Corp., Class A*	6,284
162	Telephone & Data Systems, Inc.	5,257
27	U.S. Cellular Corp.*	1,065
816	Windstream Corp.	7,230
		114,500
	Utilities - 1.7%

2,461	AES Corp. (The)*	18,925
617	Allegheny Energy, Inc.	21,749
1,296	Calpine Corp.*	11,612
761	Centerpoint Energy, Inc.	9,840
599	Constellation Energy Group, Inc.	14,658
31	DPL, Inc.	645
49	Energen Corp.	1,509
495	Entergy Corp.	42,125
479	Equitable Resources, Inc.	15,984
1,202	Exelon Corp.	67,564
436	Mirant Corp.*	7,508
325	NRG Energy, Inc.*	7,699
226	NV Energy, Inc.	2,142
1,366	PPL Corp.	46,294
1,864	Public Service Enterprise Group, Inc.	57,598
240	Questar Corp.	7,726
		333,578
	Total Common Stock (Cost $18,679,989)	16,020,100

Principal Amount
	Repurchase Agreements - 60.0%
$1,597,357	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $1,597,385(b)	1,597,357
1,597,357	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $1,597,397(c)	1,597,357
119,802	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $119,804 (d)	119,802
399,339	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $399,366(e)	399,339
798,679	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $798,733(f)	798,679
2,795,375	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $2,795,440(g)	2,795,375
2,396,036	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $2,396,076(h)	2,396,036
2,278,045	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $2,278,092(i)	2,278,045
	Total Repurchase Agreements (Cost $11,981,990)	11,981,990
	Total Investments (Cost $30,661,979) — 140.2%	28,002,090
	Liabilities in excess of other assets — (40.2)%	(8,024,760)
	Net Assets — 100.0%	$19,977,330

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $1,629,305. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $1,629,305. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $122,203. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $407,327. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $814,653. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $2,851,285. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $2,443,958.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $2,323,611. The investment in the repurchase agreement was through participation in a pooled account.

REIT        Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,528
Aggregate gross unrealized depreciation	(7,682,936)
Net unrealized depreciation	$(7,634,408)
Federal income tax cost of investments	$35,636,498

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	$14,032,128	$(672,630)

Equity Index Swap Agreement based on the Russell 1000® Growth Index	12/08/08	9,366,397	(7,633,603)

		$23,398,525	$(8,306,233)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 78.7%
	Consumer Discretionary - 9.8%

287	American Eagle Outfitters, Inc.	$2,755
205	AnnTaylor Stores Corp.*	920
77	Ascent Media Corp., Class A*	1,540
399	Autoliv, Inc.	7,617
629	AutoNation, Inc.*	5,372
197	Barnes & Noble, Inc.	3,109
250	Bed Bath & Beyond, Inc.*	5,072
334	Black & Decker Corp.	14,175
81	BorgWarner, Inc.	1,916
273	Boyd Gaming Corp.	1,201
1,214	Cablevision Systems Corp., Class A	17,797
490	Career Education Corp.*	9,055
3,227	CBS Corp., Class B	21,492
676	Centex Corp.	6,192
109	Choice Hotels International, Inc.	2,737
49	Clear Channel Outdoor Holdings, Inc., Class A*	359
1,540	Discovery Communications, Inc., Class C*	23,300
1,729	DR Horton, Inc.	11,878
1,577	Eastman Kodak Co.	11,938
159	EW Scripps Co., Class A	466
1,136	Expedia, Inc.*	9,542
705	Family Dollar Stores, Inc.	19,585
126	Federal Mogul Corp.*	667
846	Foot Locker, Inc.	5,694
11,862	Ford Motor Co.*	31,909
841	Fortune Brands, Inc.	31,790
1,251	Gannett Co., Inc.	10,896
1,349	Gap, Inc. (The)	17,564
2,666	General Motors Corp.	13,970
896	Genuine Parts Co.	35,078
469	Goodyear Tire & Rubber Co. (The)*	3,016
144	Harley-Davidson, Inc.	2,449
81	Harman International Industries, Inc.	1,219
391	Hasbro, Inc.	10,479
126	Hearst-Argyle Television, Inc.	1,011
174	HSN, Inc.*	651
179	International Speedway Corp., Class A	4,645
373	Interpublic Group of Cos., Inc.*	1,526
174	Interval Leisure Group, Inc.*	922
373	Jarden Corp.*	4,655
1,215	JC Penney Co., Inc.	23,073
472	Jones Apparel Group, Inc.	2,421
413	KB Home	4,803
403	Kohl’s Corp.*	13,162
860	Leggett & Platt, Inc.	12,556
744	Lennar Corp., Class A	5,290
942	Liberty Global, Inc., Class A*	13,650
608	Liberty Media Corp. - Capital, Class A*	2,012
3,250	Liberty Media Corp. - Interactive, Class A*	8,547
518	Liz Claiborne, Inc.	1,476
540	Ltd Brands, Inc.	5,027
2,306	Macy’s, Inc.	17,111
1,980	Mattel, Inc.	27,067
884	McGraw-Hill Cos., Inc. (The)	22,100
188	MDC Holdings, Inc.	5,828
216	Meredith Corp.	3,486
39	MGM Mirage*	467
305	Mohawk Industries, Inc.*	9,376
787	New York Times Co. (The), Class A	5,934
1,516	Newell Rubbermaid, Inc.	20,254
22	NVR, Inc.*	9,554
1,494	Office Depot, Inc.*	2,943
414	OfficeMax, Inc.	2,256
467	O’Reilly Automotive, Inc.*	12,175
32	Orient-Express Hotels Ltd., Class A	219
222	Penske Auto Group, Inc.	1,683
34	Phillips-Van Heusen Corp.	593
892	Pulte Homes, Inc.	9,500
717	RadioShack Corp.	7,062
436	Regal Entertainment Group, Class A	3,998
755	Royal Caribbean Cruises Ltd.	7,112
790	Saks, Inc.*	3,405
477	Scripps Networks Interactive, Inc., Class A	13,256
323	Sears Holdings Corp.*	11,709
1,430	Service Corp. International	8,323
466	Signet Jewelers Ltd.	3,649
317	Snap-On, Inc.	11,428
429	Stanley Works (The)	13,638
137	Thor Industries, Inc.	2,143
174	Ticketmaster Entertainment, Inc.*	694
712	Toll Brothers, Inc.*	14,190
274	TRW Automotive Holdings Corp.*	975
479	VF Corp.	25,047
1,608	Virgin Media, Inc.	7,606
228	Warner Music Group Corp.	679
33	Washington Post Co. (The), Class B	13,065
29	Weight Watchers International, Inc.	821
411	Whirlpool Corp.	16,185
439	Williams-Sonoma, Inc.	3,077
969	Wyndham Worldwide Corp.	4,632
		771,416
	Consumer Staples - 7.0%

416	Alberto-Culver Co.	8,932
327	BJ’s Wholesale Club, Inc.*	11,700
146	Brown-Forman Corp., Class B	6,408
667	Bunge Ltd.	28,321
598	Campbell Soup Co.	19,166
521	Clorox Co.	30,822
1,742	Coca-Cola Enterprises, Inc.	15,992
2,478	ConAgra Foods, Inc.	36,551
1,011	Constellation Brands, Inc., Class A*	12,900
406	Corn Products International, Inc.	11,124
165	Dean Foods Co.*	2,402
1,080	Del Monte Foods Co.	6,394
1,387	Dr Pepper Snapple Group, Inc.*	22,386
416	Hershey Co. (The)	14,976
767	HJ Heinz Co.	29,790
388	Hormel Foods Corp.	10,305
524	JM Smucker Co. (The)	23,774
454	Lorillard, Inc.	27,435
385	McCormick & Co., Inc. (Non-Voting)	11,462
631	Molson Coors Brewing Co., Class B	28,061
147	NBTY, Inc.*	2,142
752	Pepsi Bottling Group, Inc.	13,604
319	PepsiAmericas, Inc.	5,346
2,783	Rite Aid Corp.*	1,447
2,396	Safeway, Inc.	52,233
3,863	Sara Lee Corp.	35,462
640	Smithfield Foods, Inc.*	4,358
1,162	SUPERVALU, Inc.	13,839
1,433	Tyson Foods, Inc., Class A	9,615
809	UST, Inc.	55,619
		552,566
	Energy - 4.3%

1,607	BJ Services Co.	19,268
308	Cabot Oil & Gas Corp.	9,231

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
454	Cimarex Energy Co.	$12,880
3,020	El Paso Corp.	22,318
218	Encore Acquisition Co.*	5,764
53	ENSCO International, Inc.	1,718
358	Exterran Holdings, Inc.*	6,283
486	Forest Oil Corp.*	8,481
227	Global Industries Ltd.*	670
459	Helix Energy Solutions Group, Inc.*	2,951
571	Helmerich & Payne, Inc.	14,480
486	Hercules Offshore, Inc.*	2,828
571	Key Energy Services, Inc.*	2,712
130	Mariner Energy, Inc.*	1,429
1,324	Nabors Industries Ltd.*	19,198
722	Newfield Exploration Co.*	16,303
883	Noble Energy, Inc.	46,163
90	Oil States International, Inc.*	1,928
125	Overseas Shipholding Group, Inc.	4,632
323	Patterson-UTI Energy, Inc.	4,034
79	PetroHawk Energy Corp.*	1,380
654	Pioneer Natural Resources Co.	13,132
52	Plains Exploration & Production Co.*	1,204
261	Pride International, Inc.*	4,231
401	Rowan Cos., Inc.	6,957
102	SEACOR Holdings, Inc.*	6,745
609	Southern Union Co.	8,368
3,464	Spectra Energy Corp.	56,325
197	St. Mary Land & Exploration Co.	3,962
261	Sunoco, Inc.	10,372
232	Teekay Corp.	3,802
535	Tesoro Corp.	4,917
271	Tidewater, Inc.	10,699
60	Unit Corp.*	1,721
		337,086
	Financials - 24.5%

174	Alexandria Real Estate Equities, Inc. (REIT)	7,705
28	Alleghany Corp.*	7,420
978	Allied Capital Corp.	2,289
268	Allied World Assurance Co. Holdings Ltd.	9,476
537	AMB Property Corp. (REIT)	9,247
1,110	American Capital Ltd.	4,706
431	American Financial Group, Inc./OH	8,831
86	American National Insurance Co.	6,349
630	AmeriCredit Corp.*	4,631
1,216	Ameriprise Financial, Inc.	22,447
2,941	Annaly Capital Management, Inc. (REIT)	42,262
1,519	AON Corp.	68,811
337	Apartment Investment & Management Co., Class A (REIT)	3,865
251	Arch Capital Group Ltd.*	17,015
509	Arthur J. Gallagher & Co.	12,623
698	Associated Banc-Corp	15,168
647	Assurant, Inc.	14,085
461	Astoria Financial Corp.	8,510
423	AvalonBay Communities, Inc. (REIT)	25,663
624	Axis Capital Holdings Ltd.	15,793
452	Bancorpsouth, Inc.	10,053
263	Bank of Hawaii Corp.	11,732
120	BOK Financial Corp.	5,567
655	Boston Properties, Inc. (REIT)	34,977
480	Brandywine Realty Trust (REIT)	2,362
264	BRE Properties, Inc. (REIT)	7,751
483	Brown & Brown, Inc.	9,612
107	Camden Property Trust (REIT)	2,832
1,063	CapitalSource, Inc. (REIT)	5,538
78	Capitol Federal Financial	3,336
614	CB Richard Ellis Group, Inc., Class A*	2,800
362	CBL & Associates Properties, Inc. (REIT)	1,473
796	Cincinnati Financial Corp.	23,275
1,546	CIT Group, Inc.	5,164
219	City National Corp./CA	9,610
152	CNA Financial Corp.	2,092
822	Comerica, Inc.	18,536
343	Commerce Bancshares, Inc./MO	15,027
1,010	Conseco, Inc.*	3,404
322	Cullen/Frost Bankers, Inc.	17,456
655	Developers Diversified Realty Corp. (REIT)	3,144
127	Digital Realty Trust, Inc. (REIT)	3,475
2,624	Discover Financial Services	26,844
662	Douglas Emmett, Inc. (REIT)	6,752
804	Duke Realty Corp. (REIT)	6,601
1,894	E*Trade Financial Corp.*	2,557
287	Endurance Specialty Holdings Ltd.	7,726
1,481	Equity Residential (REIT)	45,067
161	Erie Indemnity Co., Class A	6,028
109	Essex Property Trust, Inc. (REIT)	9,425
337	Everest Re Group Ltd.	26,441
226	Federal Realty Investment Trust (REIT)	13,072
1,170	Fidelity National Financial, Inc., Class A	14,426
2,749	Fifth Third Bancorp	26,280
507	First American Corp.	12,178
32	First Citizens BancShares, Inc./NC, Class A	4,498
1,105	First Horizon National Corp.	11,812
952	Fulton Financial Corp.	10,586
588	General Growth Properties, Inc. (REIT)	811
2,368	Genworth Financial, Inc., Class A	3,434
280	Hanover Insurance Group, Inc. (The)	11,290
630	HCC Insurance Holdings, Inc.	14,685
1,215	HCP, Inc. (REIT)	25,114
493	Health Care REIT, Inc. (REIT)	18,734
514	Hospitality Properties Trust (REIT)	5,890
2,857	Host Hotels & Resorts, Inc. (REIT)	21,485
1,232	HRPT Properties Trust (REIT)	3,400
1,854	Hudson City Bancorp, Inc.	30,980
2,004	Huntington Bancshares, Inc./OH	16,032
1,853	Invesco Ltd.	23,255
21	Investment Technology Group, Inc.*	351
735	iStar Financial, Inc. (REIT)	992
61	Janus Capital Group, Inc.	497
687	Jefferies Group, Inc.	8,546
173	Jones Lang LaSalle, Inc.	4,123
2,693	Keycorp	25,260
163	Kilroy Realty Corp. (REIT)	4,967
1,179	Kimco Realty Corp. (REIT)	16,683
761	Legg Mason, Inc.	13,713
972	Leucadia National Corp.	19,003
508	Liberty Property Trust (REIT)	9,713
1,418	Lincoln National Corp.	19,469
359	M&T Bank Corp.	23,066
359	Mack-Cali Realty Corp. (REIT)	6,810
54	Markel Corp.*	16,632
2,799	Marsh & McLennan Cos., Inc.	71,375
1,417	Marshall & Ilsley Corp.	21,893
1,169	MBIA, Inc.	6,839
144	Mercury General Corp.	6,551
288	MF Global Ltd.*	755
684	MGIC Investment Corp.	1,860

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,079	Moody’s Corp.	$23,425
335	Nasdaq OMX Group, Inc. (The)*	7,203
11,142	National City Corp.	22,395
252	Nationwide Financial Services	12,802
480	Nationwide Health Properties, Inc. (REIT)	10,862
1,875	New York Community Bancorp, Inc.	24,469
116	Northern Trust Corp.	5,323
1,260	Old Republic International Corp.	12,928
133	OneBeacon Insurance Group Ltd.	1,450
297	PartnerRe Ltd.	20,778
1,894	People’s United Financial, Inc.	36,119
205	Philadelphia Consolidated Holding Co.*	12,597
630	Plum Creek Timber Co., Inc. (REIT)	22,422
1,539	Popular, Inc.	9,619
1,416	Principal Financial Group, Inc.	19,555
3,708	Progressive Corp. (The)	55,694
1,435	Prologis (REIT)	5,496
382	Protective Life Corp.	3,560
694	Public Storage (REIT)	48,504
522	Raymond James Financial, Inc.	11,468
377	Rayonier, Inc. (REIT)	12,592
382	Regency Centers Corp. (REIT)	13,603
3,802	Regions Financial Corp.	38,742
323	Reinsurance Group of America, Inc.	13,114
334	RenaissanceRe Holdings Ltd.	15,741
320	SL Green Realty Corp. (REIT)	6,067
292	SLM Corp.*	2,689
2,426	Sovereign Bancorp, Inc.*	5,992
81	St. Joe Co. (The)*	2,139
268	StanCorp Financial Group, Inc.	8,927
22	Student Loan Corp.(The)	833
1,538	Synovus Financial Corp.	12,796
694	TCF Financial Corp.	11,590
569	TFS Financial Corp.	7,300
491	Torchmark Corp.	17,750
112	Transatlantic Holdings, Inc.	4,440
29	Tree.com, Inc.*	53
702	UDR, Inc. (REIT)	10,621
224	Unitrin, Inc.	4,287
1,896	Unum Group	28,250
732	Valley National Bancorp	14,150
593	Ventas, Inc. (REIT)	13,627
743	Vornado Realty Trust (REIT)	39,713
481	Washington Federal, Inc.	8,124
288	Webster Financial Corp.	4,320
407	Weingarten Realty Investors (REIT)	5,804
7	Wesco Financial Corp.	2,079
49	White Mountains Insurance Group Ltd.	13,230
351	Whitney Holding Corp./LA	6,153
369	Wilmington Trust Corp.	8,926
743	WR Berkley Corp.	21,124
1,811	XL Capital Ltd., Class A	9,109
630	Zions Bancorporation	20,091
		1,941,258
	Health Care - 3.9%

38	Advanced Medical Optics, Inc.*	221
775	AmerisourceBergen Corp.	24,296
415	Barr Pharmaceuticals, Inc.*	27,137
65	Beckman Coulter, Inc.	2,833
196	Brookdale Senior Living, Inc.	798
205	Charles River Laboratories International, Inc.*	4,674
1,324	Cigna Corp.	16,034
408	Community Health Systems, Inc.*	5,328
246	Cooper Cos., Inc. (The)	3,296
660	Coventry Health Care, Inc.*	8,230
98	DaVita, Inc.*	4,924
60	Endo Pharmaceuticals Holdings, Inc.*	1,319
1,522	Forest Laboratories, Inc.*	36,802
451	Health Management Associates, Inc., Class A*	658
554	Health Net, Inc.*	4,992
35	Henry Schein, Inc.*	1,251
295	Hill-Rom Holdings, Inc.	6,059
715	HLTH Corp.*	6,700
701	Hologic, Inc.*	9,856
744	Hospira, Inc.*	22,342
401	Humana, Inc.*	12,122
777	IMS Health, Inc.	10,218
211	Inverness Medical Innovations, Inc.*	3,707
1,350	King Pharmaceuticals, Inc.*	12,974
335	Life Technologies Corp.*	8,743
297	LifePoint Hospitals, Inc.*	5,958
35	Lincare Holdings, Inc.*	838
1,359	Mylan, Inc.*	12,788
541	Omnicare, Inc.	13,044
36	Pediatrix Medical Group, Inc.*	1,120
358	PerkinElmer, Inc.	6,465
156	Quest Diagnostics, Inc.	7,265
217	Teleflex, Inc.	10,281
1,138	Tenet Healthcare Corp.*	1,377
260	Universal Health Services, Inc., Class B	9,659
290	Watson Pharmaceuticals, Inc.*	6,888
		311,197
	Industrials - 5.6%

58	Aecom Technology Corp.*	1,536
137	AGCO Corp.*	3,373
225	Alexander & Baldwin, Inc.	5,816
103	Alliant Techsystems, Inc.*	8,467
2,083	Allied Waste Industries, Inc.*	22,371
758	AMR Corp.*	6,655
110	Armstrong World Industries, Inc.	1,870
581	Avery Dennison Corp.	18,069
552	Avis Budget Group, Inc.*	419
37	BE Aerospace, Inc.*	303
298	Carlisle Cos., Inc.	6,327
722	Cintas Corp.	17,342
600	Continental Airlines, Inc., Class B*	8,808
210	Con-way, Inc.	5,874
226	Cooper Industries Ltd., Class A	5,456
45	Copa Holdings SA, Class A	998
78	Corrections Corp. of America*	1,411
277	Crane Co.	4,105
2,463	Delta Air Lines, Inc.*	21,699
130	Dover Corp.	3,878
88	Dun & Bradstreet Corp.	7,040
493	Eaton Corp.	22,846
330	Equifax, Inc.	8,398
171	Flowserve Corp.	8,606
288	Gardner Denver, Inc.*	7,128
237	GATX Corp.	6,672
1,667	Hertz Global Holdings, Inc.*	5,818
172	Hubbell, Inc., Class B	5,143
50	IDEX Corp.	1,150
1,414	Ingersoll-Rand Co., Ltd., Class A	22,172
241	ITT Corp.	10,088
89	Kansas City Southern*	1,951
174	KBR, Inc.	2,396
331	Kennametal, Inc.	6,190
152	L-3 Communications Holdings, Inc.	10,210
75	Lincoln Electric Holdings, Inc.	3,427

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
402	Manpower, Inc.	$12,655
1,979	Masco Corp.	18,959
125	Oshkosh Corp.	875
416	Owens Corning, Inc.*	6,635
542	Pentair, Inc.	13,474
109	Pitney Bowes, Inc.	2,693
209	Quanta Services, Inc.*	3,398
1,162	R.R. Donnelley & Sons Co.	14,827
62	Republic Services, Inc.	1,488
212	Ryder System, Inc.	7,613
4,005	Southwest Airlines Co.	34,643
572	Spirit Aerosystems Holdings, Inc., Class A*	5,177
341	Steelcase, Inc., Class A	2,199
551	Terex Corp.*	7,857
319	Thomas & Betts Corp.*	6,058
429	Timken Co.	6,225
442	Trinity Industries, Inc.	6,573
325	United Rentals, Inc.*	2,623
379	URS Corp.*	14,387
165	USG Corp.*	1,559
52	UTi Worldwide, Inc.	557
61	WESCO International, Inc.*	902
		445,389
	Information Technology - 4.5%

645	ADC Telecommunications, Inc.*	4,586
2,904	Advanced Micro Devices, Inc.*	6,853
355	Affiliated Computer Services, Inc., Class A*	14,360
621	Amdocs Ltd.*	11,669
626	Arrow Electronics, Inc.*	8,639
884	Atmel Corp.*	2,475
462	Avnet, Inc.*	6,579
248	AVX Corp.	2,167
1,767	Brocade Communications Systems, Inc.*	5,690
1,133	CA, Inc.	19,080
1,411	Cadence Design Systems, Inc.*	5,446
826	Computer Sciences Corp.*	23,012
592	Compuware Corp.*	3,759
676	Convergys Corp.*	4,252
289	Cree, Inc.*	4,589
59	Diebold, Inc.	1,652
47	DST Systems, Inc.*	1,777
213	EchoStar Corp., Class A*	3,636
681	Fairchild Semiconductor International, Inc.*	2,717
824	Fidelity National Information Services, Inc.	14,156
19	Genpact Ltd.*	151
439	IAC/InterActiveCorp*	6,493
920	Ingram Micro, Inc., Class A*	9,908
515	Integrated Device Technology, Inc.*	2,662
308	International Rectifier Corp.*	3,600
445	Intersil Corp., Class A	4,032
593	Jabil Circuit, Inc.	3,902
533	JDS Uniphase Corp.*	1,450
59	Kla-Tencor Corp.	1,110
58	Lam Research Corp.*	1,172
412	Lender Processing Services, Inc.	9,089
482	Lexmark International, Inc., Class A*	12,619
844	LSI Corp.*	2,262
84	McAfee, Inc.*	2,548
3,642	Micron Technology, Inc.*	9,979
533	Molex, Inc.	7,249
90	NCR Corp.*	1,366
1,060	Novell, Inc.*	4,823
382	Novellus Systems, Inc.*	4,733
726	QLogic Corp.*	7,710
840	SAIC, Inc.*	14,952
986	SanDisk Corp.*	7,888
1,367	Seagate Technology	5,755
4,279	Sun Microsystems, Inc.*	13,564
777	Synopsys, Inc.*	12,455
248	Tech Data Corp.*	4,325
2,174	Tellabs, Inc.*	9,066
500	Teradata Corp.*	6,715
350	Teradyne, Inc.*	1,326
874	Unisys Corp.*	586
1,021	Vishay Intertechnology, Inc.*	4,452
4,919	Xerox Corp.	34,384
24	Zebra Technologies Corp., Class A*	508
		359,928
	Materials - 5.2%

302	Aptargroup, Inc.	10,099
345	Ashland, Inc.	3,295
455	Ball Corp.	16,585
545	Bemis Co., Inc.	14,726
353	Cabot Corp.	7,304
226	Carpenter Technology Corp.	3,765
103	Celanese Corp., Class A	1,190
97	Century Aluminum Co.*	791
1,218	Chemtura Corp.	2,034
624	Commercial Metals Co.	7,475
262	Cytec Industries, Inc.	5,772
2,686	Domtar Corp.*	3,760
26	Eagle Materials, Inc.	546
416	Eastman Chemical Co.	13,686
250	FMC Corp.	10,925
791	Huntsman Corp.	5,656
2,339	International Paper Co.	29,121
82	Intrepid Potash, Inc.*	1,574
374	Lubrizol Corp.	13,135
18	Martin Marietta Materials, Inc.	1,578
950	MeadWestvaco Corp.	11,077
56	Nalco Holding Co.	639
651	Owens-Illinois, Inc.*	13,163
436	Packaging Corp. of America	6,509
715	Pactiv Corp.*	17,868
798	PPG Industries, Inc.	35,048
344	Reliance Steel & Aluminum Co.	7,093
112	Rohm & Haas Co.	7,662
706	RPM International, Inc.	8,465
103	Schnitzer Steel Industries, Inc., Class A	2,781
51	Scotts Miracle-Gro Co. (The), Class A	1,650
875	Sealed Air Corp.	13,851
333	Sigma-Aldrich Corp.	14,356
1,401	Smurfit-Stone Container Corp.*	799
544	Sonoco Products Co.	13,654
647	Steel Dynamics, Inc.	5,344
580	Temple-Inland, Inc.	1,833
382	Titanium Metals Corp.	3,228
21	Valhi, Inc.	294
548	Valspar Corp.	10,752
599	Vulcan Materials Co.	35,928
1,157	Weyerhaeuser Co.	43,526
		408,537
	Telecommunication Services - 1.3%

576	CenturyTel, Inc.	15,299
38	Clearwire Corp., Class A*	252
1,225	Crown Castle International Corp.*	17,236

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
402	Embarq Corp.	$13,121
1,381	Frontier Communications Corp.	12,042
264	Leap Wireless International, Inc.*	5,280
4,141	Qwest Communications International, Inc.	13,251
327	Telephone & Data Systems, Inc.	10,611
54	U.S. Cellular Corp.*	2,129
1,228	Windstream Corp.	10,880
		100,101
	Utilities - 12.6%

417	AGL Resources, Inc.	12,556
603	Alliant Energy Corp.	19,218
1,145	Ameren Corp.	40,739
2,197	American Electric Power Co., Inc.	68,744
347	American Water Works Co., Inc.	7,037
731	Aqua America, Inc.	15,855
493	Atmos Energy Corp.	12,290
658	Centerpoint Energy, Inc.	8,508
1,231	CMS Energy Corp.	12,507
1,492	Consolidated Edison, Inc.	60,262
83	Constellation Energy Group, Inc.	2,031
573	DPL, Inc.	11,930
893	DTE Energy Co.	33,211
2,710	Dynegy, Inc., Class A*	6,043
1,784	Edison International	59,586
319	Energen Corp.	9,825
649	Great Plains Energy, Inc.	12,195
460	Hawaiian Electric Industries, Inc.	12,544
417	Integrys Energy Group, Inc.	18,423
1,001	MDU Resources Group, Inc.	20,350
364	Mirant Corp.*	6,268
443	National Fuel Gas Co.	14,411
1,500	NiSource, Inc.	18,075
849	Northeast Utilities	19,782
805	NRG Energy, Inc.*	19,070
586	NSTAR	20,803
943	NV Energy, Inc.	8,940
505	OGE Energy Corp.	13,377
570	Oneok, Inc.	16,724
1,103	Pepco Holdings, Inc.	19,843
1,955	PG&E Corp.	74,368
550	Pinnacle West Capital Corp.	16,720
1,431	Progress Energy, Inc.	56,796
709	Puget Energy, Inc.	17,356
590	Questar Corp.	18,992
1,894	Reliant Energy, Inc.*	10,872
640	SCANA Corp.	22,240
1,368	Sempra Energy	63,845
1,155	TECO Energy, Inc.	15,015
586	UGI Corp.	13,689
442	Vectren Corp.	12,447
641	Wisconsin Energy Corp.	27,858
2,358	Xcel Energy, Inc.	44,354
		995,699
	Total Common Stock (Cost $7,126,880)	6,223,177

Principal Amount
	Repurchase Agreements - 30.4%
$320,536	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $320,542(b)	320,536
320,536	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $320,544(c)	320,536
24,040	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $24,040(d)	24,040
80,134	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $80,139(e)	80,134
160,268	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $160,279(f)	160,268
560,937	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $560,950(g)	560,937
480,804	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $480,812(h)	480,804
457,127	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $457,137(i)	457,127
	Total Repurchase Agreements (Cost $2,404,382)	2,404,382
	Total Investments (Cost $9,531,262) — 109.1%	8,627,559
	Liabilities in excess of other assets — (9.1)%	(717,046)
	Net Assets — 100.0%	$7,910,513

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $326,947. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $326,947. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $24,522. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $81,737. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $163,473. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $572,157. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $490,420.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $466,270. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,493,546)
Net unrealized depreciation	$(2,493,546)
Federal income tax cost of investments	$11,121,105

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index	12/08/08	$2,349,729	$(149,036)

Equity Index Swap Agreement based on the Russell MidCap® Value Index	12/08/08	7,213,652	(569,775)

		$9,563,381	$(718,811)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 78.4%
	Consumer Discretionary - 13.7%

705	Abercrombie & Fitch Co., Class A	$13,628
777	Advance Auto Parts, Inc.	23,590
986	American Eagle Outfitters, Inc.	9,466
178	AnnTaylor Stores Corp.*	799
1,039	Apollo Group, Inc., Class A*	79,837
316	Autozone, Inc.*	34,514
1,738	Bed Bath & Beyond, Inc.*	35,264
663	Big Lots, Inc.*	11,616
826	BorgWarner, Inc.	19,543
57	Boyd Gaming Corp.	251
826	Brinker International, Inc.	5,485
331	Brink’s Home Security Holdings, Inc.*	6,620
654	Burger King Holdings, Inc.	14,068
1,783	Carmax, Inc.*	13,569
294	Central European Media Enterprises Ltd., Class A*	4,519
269	Chipotle Mexican Grill, Inc., Class A*	13,337
86	Choice Hotels International, Inc.	2,159
258	Clear Channel Outdoor Holdings, Inc., Class A*	1,889
2,783	Coach, Inc.*	49,816
429	CTC Media, Inc.*	1,823
1,142	Darden Restaurants, Inc.	20,887
500	DeVry, Inc.	28,740
689	Dick’s Sporting Goods, Inc.*	8,688
1,663	DISH Network Corp., Class A*	18,426
734	Dollar Tree, Inc.*	31,092
651	DreamWorks Animation SKG, Inc., Class A*	15,038
89	Family Dollar Stores, Inc.	2,472
1,331	GameStop Corp., Class A*	29,082
1,961	Gap, Inc. (The)	25,532
1,045	Garmin Ltd.	17,849
1,164	Gentex Corp.	10,208
1,261	Goodyear Tire & Rubber Co. (The)*	8,108
492	Guess?, Inc.	6,509
2,653	H&R Block, Inc.	50,752
767	Hanesbrands, Inc.*	9,910
1,713	Harley-Davidson, Inc.	29,138
354	Harman International Industries, Inc.	5,328
421	Hasbro, Inc.	11,283
509	Hillenbrand, Inc.	8,103
39	HSN, Inc.*	146
2,524	International Game Technology	27,032
3,294	Interpublic Group of Cos., Inc.*	13,472
39	Interval Leisure Group, Inc.*	207
317	ITT Educational Services, Inc.*	28,555
328	John Wiley & Sons, Inc., Class A	11,795
1,919	Kohl’s Corp.*	62,675
627	Lamar Advertising Co., Class A*	9,323
1,279	Liberty Global, Inc., Class A*	18,533
4,213	Liberty Media Corp. - Entertainment, Class A*	50,008
1,105	LKQ Corp.*	11,514
1,519	Ltd Brands, Inc.	14,142
2,410	Marriott International, Inc., Class A	40,464
1,305	McGraw-Hill Cos., Inc. (The)	32,625
952	MGM Mirage*	11,405
132	Morningstar, Inc.*	4,250
1,484	Nordstrom, Inc.	16,873
3	NVR, Inc.*	1,303
399	O’Reilly Automotive, Inc.*	10,402
294	Orient-Express Hotels Ltd., Class A	2,014
216	Panera Bread Co., Class A*	9,599
605	Penn National Gaming, Inc.*	12,826
1,038	PetSmart, Inc.	18,217
367	Phillips-Van Heusen Corp.	6,400
457	Polo Ralph Lauren Corp.	19,742
314	priceline.com, Inc.*	21,666
403	Pulte Homes, Inc.	4,292
1,087	Ross Stores, Inc.	28,805
526	Scientific Games Corp., Class A*	7,895
821	Sherwin-Williams Co. (The)	48,382
24,208	Sirius XM Radio, Inc.*	5,043
5,936	Starbucks Corp.*	53,008
1,522	Starwood Hotels & Resorts Worldwide, Inc.	25,661
116	Strayer Education, Inc.	27,795
86	Thor Industries, Inc.	1,345
39	Ticketmaster Entertainment, Inc.*	156
1,028	Tiffany & Co.	20,344
1,506	Tim Hortons, Inc.	37,484
3,463	TJX Cos., Inc.	79,026
926	Urban Outfitters, Inc.*	16,825
535	WABCO Holdings, Inc.	7,950
115	Warner Music Group Corp.	343
250	Weight Watchers International, Inc.	7,075
117	Williams-Sonoma, Inc.	820
466	Wynn Resorts Ltd.*	18,556
3,863	Yum! Brands, Inc.	104,069
		1,629,000
	Consumer Staples - 3.7%

92	Alberto-Culver Co.	1,975
3,480	Avon Products, Inc.	73,428
495	Bare Escentuals, Inc.*	2,336
626	Brown-Forman Corp., Class B	27,475
888	Campbell Soup Co.	28,460
332	Central European Distribution Corp.*	7,848
542	Church & Dwight Co., Inc.	32,217
347	Clorox Co.	20,529
862	Dean Foods Co.*	12,551
469	Energizer Holdings, Inc.*	20,364
798	Estee Lauder Cos., Inc. (The), Class A	22,264
590	Hansen Natural Corp.*	17,553
531	Herbalife Ltd.	9,441
632	Hershey Co. (The)	22,752
1,426	HJ Heinz Co.	55,386
191	JM Smucker Co. (The)	8,666
743	Lorillard, Inc.	44,900
343	McCormick & Co., Inc. (Non-Voting)	10,211
213	NBTY, Inc.*	3,103
266	Tyson Foods, Inc., Class A	1,785
1,143	Whole Foods Market, Inc.	12,093
		435,337
	Energy - 7.5%

573	Alpha Natural Resources, Inc.*	12,715
1,175	Arch Coal, Inc.	18,071
456	Atwood Oceanics, Inc.*	8,254
383	Cabot Oil & Gas Corp.	11,478
1,767	Cameron International Corp.*	37,284
225	CNX Gas Corp.*	6,991
1,490	CONSOL Energy, Inc.	43,165
243	Continental Resources, Inc.*	4,751
2,006	Denbury Resources, Inc.*	19,117
561	Diamond Offshore Drilling, Inc.	41,402
701	Dresser-Rand Group, Inc.*	11,714
1,225	El Paso Corp.	9,053
110	Encore Acquisition Co.*	2,908
1,098	ENSCO International, Inc.	35,586
1,044	FMC Technologies, Inc.*	28,679

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
370	Foundation Coal Holdings, Inc.	$5,280
848	Frontier Oil Corp.	10,125
397	Frontline Ltd.	11,727
600	Global Industries Ltd.*	1,770
64	Helix Energy Solutions Group, Inc.*	412
348	Holly Corp.	6,330
353	IHS, Inc., Class A*	12,810
171	Key Energy Services, Inc.*	812
523	Mariner Energy, Inc.*	5,748
657	Massey Energy Co.	10,262
1,549	Murphy Oil Corp.	68,233
324	Nabors Industries Ltd.*	4,698
2,191	Noble Corp.	58,697
90	Noble Energy, Inc.	4,705
449	Oceaneering International, Inc.*	11,593
268	Oil States International, Inc.*	5,741
631	Patriot Coal Corp.*	5,345
778	Patterson-UTI Energy, Inc.	9,717
1,930	PetroHawk Energy Corp.*	33,717
799	Plains Exploration & Production Co.*	18,497
981	Pride International, Inc.*	15,902
844	Quicksilver Resources, Inc.*	5,258
1,258	Range Resources Corp.	52,169
321	Rowan Cos., Inc.	5,569
849	SandRidge Energy, Inc.*	7,522
20	SEACOR Holdings, Inc.*	1,323
1,759	Smith International, Inc.	51,433
2,788	Southwestern Energy Co.*	95,824
207	St. Mary Land & Exploration Co.	4,163
566	Sunoco, Inc.	22,493
658	Superior Energy Services, Inc.*	11,087
327	Tesoro Corp.	3,005
608	Tetra Technologies, Inc.*	2,931
22	Tidewater, Inc.	869
293	Unit Corp.*	8,403
246	W&T Offshore, Inc.	3,444
454	Walter Industries, Inc.	8,281
345	Whiting Petroleum Corp.*	13,213
		890,276
	Financials - 4.5%

334	Affiliated Managers Group, Inc.*	9,352
227	Apartment Investment & Management Co., Class A (REIT)	2,604
283	Axis Capital Holdings Ltd.	7,163
224	Brown & Brown, Inc.	4,458
274	Camden Property Trust (REIT)	7,253
64	Capitol Federal Financial	2,737
487	CB Richard Ellis Group, Inc., Class A*	2,221
399	Digital Realty Trust, Inc. (REIT)	10,917
607	E*Trade Financial Corp.*	819
835	Eaton Vance Corp.	15,965
21	Erie Indemnity Co., Class A	786
45	Essex Property Trust, Inc. (REIT)	3,891
141	Federal Realty Investment Trust (REIT)	8,155
712	Federated Investors, Inc., Class B	14,133
605	Forest City Enterprises, Inc., Class A	3,606
975	General Growth Properties, Inc. (REIT)	1,346
400	GLG Partners, Inc.	1,016
242	HCP, Inc. (REIT)	5,002
94	Health Care REIT, Inc. (REIT)	3,572
1,469	Hudson City Bancorp, Inc.	24,547
575	IntercontinentalExchange, Inc.*	42,320
398	Invesco Ltd.	4,995
326	Investment Technology Group, Inc.*	5,454
1,234	Janus Capital Group, Inc.	10,057
24	Kilroy Realty Corp. (REIT)	731
616	Lazard Ltd., Class A	19,256
609	Macerich Co. (The) (REIT)	8,197
366	MF Global Ltd.*	959
359	MSCI, Inc., Class A*	5,539
601	Nasdaq OMX Group, Inc. (The)*	12,922
72	Nationwide Health Properties, Inc. (REIT)	1,629
1,621	Northern Trust Corp.	74,388
163	Philadelphia Consolidated Holding Co.*	10,016
455	Plum Creek Timber Co., Inc. (REIT)	16,193
79	Rayonier, Inc. (REIT)	2,639
1,098	SEI Investments Co.	16,975
3,373	SLM Corp.*	31,065
633	St. Joe Co. (The)*	16,718
2,118	T. Rowe Price Group, Inc.	72,457
431	Taubman Centers, Inc. (REIT)	10,275
1,982	TD Ameritrade Holding Corp.*	26,361
53	Transatlantic Holdings, Inc.	2,101
6	Tree.com, Inc.*	11
186	Ventas, Inc. (REIT)	4,274
707	Waddell & Reed Financial, Inc., Class A	9,502
60	WR Berkley Corp.	1,706
		536,283
	Health Care - 10.5%

56	Abraxis Bioscience, Inc.*	3,265
363	Advanced Medical Optics, Inc.*	2,109
2,487	Allergan, Inc.	93,710
160	AmerisourceBergen Corp.	5,016
1,118	Amylin Pharmaceuticals, Inc.*	8,284
261	Barr Pharmaceuticals, Inc.*	17,067
414	Beckman Coulter, Inc.	18,042
804	BioMarin Pharmaceutical, Inc.*	13,692
552	Cephalon, Inc.*	40,561
551	Cerner Corp.*	19,825
252	Charles River Laboratories International, Inc.*	5,746
318	Cigna Corp.	3,851
177	Community Health Systems, Inc.*	2,312
513	Covance, Inc.*	20,048
252	Coventry Health Care, Inc.*	3,143
809	CR Bard, Inc.	66,362
710	DaVita, Inc.*	35,678
1,214	Dentsply International, Inc.	31,661
447	Edwards Lifesciences Corp.*	22,247
889	Endo Pharmaceuticals Holdings, Inc.*	19,549
1,716	Express Scripts, Inc.*	98,687
216	Forest Laboratories, Inc.*	5,223
440	Gen-Probe, Inc.*	16,214
1,313	Health Management Associates, Inc., Class A*	1,917
47	Health Net, Inc.*	424
683	Henry Schein, Inc.*	24,404
69	Hill-Rom Holdings, Inc.	1,417
430	HLTH Corp.*	4,029
1,043	Hologic, Inc.*	14,665
187	Hospira, Inc.*	5,616
784	Humana, Inc.*	23,700
492	Idexx Laboratories, Inc.*	15,208
1,000	Illumina, Inc.*	22,010
322	IMS Health, Inc.	4,234
316	Intuitive Surgical, Inc.*	41,880
320	Inverness Medical Innovations, Inc.*	5,622

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
461	Kinetic Concepts, Inc.*	$9,976
908	Laboratory Corp. of America Holdings*	57,531
853	Life Technologies Corp.*	22,263
544	Lincare Holdings, Inc.*	13,018
449	Millipore Corp.*	22,746
457	Mylan, Inc.*	4,300
63	Omnicare, Inc.	1,519
989	Patterson Cos., Inc.*	18,613
329	Pediatrix Medical Group, Inc.*	10,239
432	PerkinElmer, Inc.	7,802
635	Perrigo Co.	21,850
871	Pharmaceutical Product Development, Inc.	22,942
1,059	Quest Diagnostics, Inc.	49,318
630	Resmed, Inc.*	22,894
879	Sepracor, Inc.*	10,337
2,769	St. Jude Medical, Inc.*	77,615
315	Techne Corp.	19,533
2,211	Tenet Healthcare Corp.*	2,675
1,024	Varian Medical Systems, Inc.*	41,329
688	VCA Antech, Inc.*	13,106
1,221	Vertex Pharmaceuticals, Inc.*	30,024
748	Warner Chilcott Ltd., Class A*	9,911
816	Waters Corp.*	33,644
421	Watson Pharmaceuticals, Inc.*	9,999
340	WellCare Health Plans, Inc.*	3,046
		1,253,648
	Industrials - 14.4%

739	Aecom Technology Corp.*	19,576
543	AGCO Corp.*	13,369
116	Alliant Techsystems, Inc.*	9,535
870	Ametek, Inc.	30,389
1,143	AMR Corp.*	10,036
752	BE Aerospace, Inc.*	6,151
331	Brink’s Co. (The)	7,206
611	Bucyrus International, Inc.	11,933
54	Carlisle Cos., Inc.	1,146
1,391	CH Robinson Worldwide, Inc.	71,052
61	Con-way, Inc.	1,706
1,080	Cooper Industries Ltd., Class A	26,071
178	Copa Holdings SA, Class A	3,946
515	Copart, Inc.*	13,735
278	Corporate Executive Board Co. (The)	6,411
903	Corrections Corp. of America*	16,335
983	Covanta Holding Corp.*	19,611
1,656	Cummins, Inc.	42,361
1,204	Delta Air Lines, Inc.*	10,607
635	Donaldson Co., Inc.	21,730
1,351	Dover Corp.	40,300
322	Dun & Bradstreet Corp.	25,760
607	Eaton Corp.	28,128
563	Equifax, Inc.	14,328
1,739	Expeditors International of Washington, Inc.	58,135
1,053	Fastenal Co.	40,551
213	Flowserve Corp.	10,720
1,447	Fluor Corp.	65,896
1,175	Foster Wheeler Ltd.*	26,156
409	FTI Consulting, Inc.*	22,430
45	GATX Corp.	1,267
430	General Cable Corp.*	7,099
1,020	Goodrich Corp.	34,323
494	Graco, Inc.	10,601
687	Harsco Corp.	17,278
145	Hertz Global Holdings, Inc.*	506
199	Hubbell, Inc., Class B	5,950
597	IDEX Corp.	13,731
447	Ingersoll-Rand Co., Ltd., Class A	7,009
1,459	Iron Mountain, Inc.*	31,704
1,123	ITT Corp.	47,009
993	Jacobs Engineering Group, Inc.*	44,457
665	JB Hunt Transport Services, Inc.	17,829
226	John Bean Technologies Corp.	1,973
883	Joy Global, Inc.	20,565
607	Kansas City Southern*	13,306
1,123	KBR, Inc.	15,464
132	Kennametal, Inc.	2,468
440	Kirby Corp.*	11,189
775	L-3 Communications Holdings, Inc.	52,057
430	Landstar System, Inc.	13,820
380	Lennox International, Inc.	10,503
238	Lincoln Electric Holdings, Inc.	10,874
1,060	Manitowoc Co., Inc. (The)	8,353
49	Manpower, Inc.	1,543
1,847	McDermott International, Inc.*	18,008
975	Monster Worldwide, Inc.*	11,183
361	MSC Industrial Direct Co., Class A	12,494
424	Oshkosh Corp.	2,968
1,000	Pall Corp.	27,510
1,368	Parker Hannifin Corp.	56,198
1,530	Pitney Bowes, Inc.	37,806
1,136	Precision Castparts Corp.	71,227
1,089	Quanta Services, Inc.*	17,707
1,169	Republic Services, Inc.	28,056
1,165	Robert Half International, Inc.	24,337
1,197	Rockwell Automation, Inc.	37,287
1,311	Rockwell Collins, Inc.	44,679
729	Roper Industries, Inc.	33,366
154	Ryder System, Inc.	5,530
676	Shaw Group, Inc. (The)*	12,438
435	SPX Corp.	16,234
703	Stericycle, Inc.*	40,282
671	SunPower Corp., Class A*	23,304
2,032	Textron, Inc.	30,947
34	Timken Co.	493
290	Toro Co.	8,248
124	URS Corp.*	4,707
302	USG Corp.*	2,854
734	UTi Worldwide, Inc.	7,869
154	Valmont Industries, Inc.	8,516
252	WESCO International, Inc.*	3,727
624	WW Grainger, Inc.	44,036
		1,708,199
	Information Technology - 15.3%

4,839	Activision Blizzard, Inc.*	56,616
618	Advanced Micro Devices, Inc.*	1,458
203	Affiliated Computer Services, Inc., Class A*	8,211
2,976	Agilent Technologies, Inc.*	56,038
1,372	Akamai Technologies, Inc.*	16,834
549	Alliance Data Systems Corp.*	23,777
2,444	Altera Corp.	35,951
678	Amdocs Ltd.*	12,740
1,430	Amphenol Corp., Class A	33,205
2,366	Analog Devices, Inc.	40,459
690	Ansys, Inc.*	19,913
68	Arrow Electronics, Inc.*	938
2,318	Atmel Corp.*	6,490
1,822	Autodesk, Inc.*	30,227
537	Avnet, Inc.*	7,647
33	AVX Corp.	288

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,557	BMC Software, Inc.*	$38,863
4,192	Broadcom Corp., Class A*	64,180
1,142	Broadridge Financial Solutions, Inc.	13,019
432	Brocade Communications Systems, Inc.*	1,391
1,479	CA, Inc.	24,906
710	Ciena Corp.*	5,254
1,496	Citrix Systems, Inc.*	39,883
2,355	Cognizant Technology Solutions Corp., Class A*	45,216
569	CommScope, Inc.*	6,424
1,252	Compuware Corp.*	7,950
302	Cree, Inc.*	4,796
1,228	Cypress Semiconductor Corp.*	4,580
448	Diebold, Inc.	12,544
411	Dolby Laboratories, Inc., Class A*	12,256
296	DST Systems, Inc.*	11,192
25	EchoStar Corp., Class A*	427
2,596	Electronic Arts, Inc.*	49,480
267	Equinix, Inc.*	12,124
668	F5 Networks, Inc.*	16,633
348	Factset Research Systems, Inc.	13,920
361	Fidelity National Information Services, Inc.	6,202
1,337	Fiserv, Inc.*	45,645
1,120	Flir Systems, Inc.*	34,742
471	Genpact Ltd.*	3,735
649	Global Payments, Inc.	23,474
1,098	Harris Corp.	38,298
794	Hewitt Associates, Inc., Class A*	22,693
97	IAC/InterActiveCorp*	1,435
628	Integrated Device Technology, Inc.*	3,247
130	International Rectifier Corp.*	1,520
344	Intersil Corp., Class A	3,117
2,617	Intuit, Inc.*	57,993
278	Itron, Inc.*	13,172
822	Jabil Circuit, Inc.	5,409
915	JDS Uniphase Corp.*	2,489
4,280	Juniper Networks, Inc.*	74,386
1,298	Kla-Tencor Corp.	24,415
932	Lam Research Corp.*	18,826
181	Lender Processing Services, Inc.	3,993
1,809	Linear Technology Corp.	36,090
3,940	LSI Corp.*	10,559
3,955	Marvell Technology Group Ltd.*	22,939
1,108	McAfee, Inc.*	33,606
1,857	MEMC Electronic Materials, Inc.*	27,892
732	Metavante Technologies, Inc.*	12,642
283	Mettler Toledo International, Inc.*	23,277
1,508	Microchip Technology, Inc.	27,898
775	Micron Technology, Inc.*	2,123
313	Molex, Inc.	4,257
462	National Instruments Corp.	11,139
1,870	National Semiconductor Corp.	20,570
1,231	NCR Corp.*	18,687
2,801	NetApp, Inc.*	37,813
632	NeuStar, Inc., Class A*	12,103
1,292	Novell, Inc.*	5,879
245	Novellus Systems, Inc.*	3,036
1,512	Nuance Communications, Inc.*	13,880
4,523	NVIDIA Corp.*	33,787
3,323	ON Semiconductor Corp.*	9,703
2,639	Paychex, Inc.	74,578
851	Rambus, Inc.*	8,774
1,554	Red Hat, Inc.*	14,374
253	SAIC, Inc.*	4,503
857	Salesforce.com, Inc.*	24,527
361	SanDisk Corp.*	2,888
1,913	Seagate Technology	8,054
397	Silicon Laboratories, Inc.*	8,321
231	Sohu.com, Inc.*	11,213
61	Tech Data Corp.*	1,064
718	Teradata Corp.*	9,643
877	Teradyne, Inc.*	3,324
1,333	Total System Services, Inc.	19,022
989	Trimble Navigation Ltd.*	20,136
1,601	Unisys Corp.*	1,073
605	Varian Semiconductor Equipment Associates, Inc.*	11,132
1,588	VeriSign, Inc.*	34,285
63	WebMD Health Corp., Class A*	1,208
1,805	Western Digital Corp.*	22,021
2,277	Xilinx, Inc.	37,252
495	Zebra Technologies Corp., Class A*	10,474
		1,816,367
	Materials - 3.6%

675	Airgas, Inc.	24,131
913	AK Steel Holding Corp.	7,194
746	Albemarle Corp.	15,166
824	Allegheny Technologies, Inc.	18,911
103	Aptargroup, Inc.	3,444
120	Ball Corp.	4,374
24	Carpenter Technology Corp.	400
1,017	Celanese Corp., Class A	11,746
141	Century Aluminum Co.*	1,149
460	CF Industries Holdings, Inc.	24,210
160	Chemtura Corp.	267
925	Cliffs Natural Resources, Inc.	21,969
1,309	Crown Holdings, Inc.*	21,010
316	Eagle Materials, Inc.	6,636
1,423	Ecolab, Inc.	54,629
236	FMC Corp.	10,313
272	Greif, Inc., Class A	9,017
143	Huntsman Corp.	1,023
656	International Flavors & Fragrances, Inc.	20,034
159	Intrepid Potash, Inc.*	3,053
312	Martin Marietta Materials, Inc.	27,344
1,068	Nalco Holding Co.	12,186
389	Owens-Illinois, Inc.*	7,866
197	Packaging Corp. of America	2,941
147	PPG Industries, Inc.	6,456
913	Rohm & Haas Co.	62,458
23	Schnitzer Steel Industries, Inc., Class A	621
278	Scotts Miracle-Gro Co. (The), Class A	8,996
554	Sigma-Aldrich Corp.	23,883
360	Steel Dynamics, Inc.	2,974
833	Terra Industries, Inc.	12,253
128	Titanium Metals Corp.	1,082
19	Valhi, Inc.	266
		428,002
	Telecommunication Services - 2.1%

3,234	American Tower Corp., Class A*	88,094
489	Clearwire Corp., Class A*	3,237
477	Crown Castle International Corp.*	6,711
605	Embarq Corp.	19,747
587	Frontier Communications Corp.	5,119
38	Leap Wireless International, Inc.*	760
12,654	Level 3 Communications, Inc.*	11,899
1,986	MetroPCS Communications, Inc.*	29,075
1,366	NII Holdings, Inc.*	26,555

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,095	Qwest Communications International, Inc.	$19,504
886	SBA Communications Corp., Class A*	13,990
360	Telephone & Data Systems, Inc.	11,682
57	U.S. Cellular Corp.*	2,247
1,816	Windstream Corp.	16,090
		254,710
	Utilities - 3.1%

5,478	AES Corp. (The)*	42,126
1,370	Allegheny Energy, Inc.	48,292
2,887	Calpine Corp.*	25,868
1,694	Centerpoint Energy, Inc.	21,903
1,331	Constellation Energy Group, Inc.	32,570
71	DPL, Inc.	1,478
110	Energen Corp.	3,388
1,067	Equitable Resources, Inc.	35,606
969	Mirant Corp.*	16,686
725	NRG Energy, Inc.*	17,175
504	NV Energy, Inc.	4,778
3,042	PPL Corp.	103,093
536	Questar Corp.	17,254
		370,217
	Total Common Stock (Cost $10,537,282)	9,322,039

Principal Amount
	Repurchase Agreements - 29.0%
$460,175	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $460,183(b)	460,175
460,175	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $460,187(c)	460,175
34,513	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $34,514(d)	34,513
115,044	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $115,052(e)	115,044
230,087	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $230,103(f)	230,087
805,305	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $805,324(g)	805,305
690,262	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $690,274(h)	690,262
656,270	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $656,284(i)	656,270
	Total Repurchase Agreements (Cost $3,451,831)	3,451,831
	Total Investments (Cost $13,989,113) — 107.4%	12,773,870
	Liabilities in excess of other assets — (7.4)%	$(884,252)
	Net Assets — 100.0%	$11,889,618

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $469,379. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $469,379. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $35,205. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $117,345. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $234,689. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $821,412. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $704,068.  The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $669,397. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,019,175)
Net unrealized depreciation	$(4,019,175)
Federal income tax cost of investments	$16,793,045

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index	12/08/08	$3,250,446	$(190,952)

Equity Index Swap Agreement based on the Russell MidCap® Growth Index	12/08/08	11,117,808	(721,044)

		$14,368,254	$(911,996)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 90.9%
	Consumer Discretionary - 8.5%

709	99 Cents Only Stores*	$7,643
1,534	Aaron Rents, Inc.	40,544
406	AFC Enterprises, Inc.*	1,636
691	AH Belo Corp., Class A	1,396
1,552	American Axle & Manufacturing Holdings, Inc.	3,911
1,535	American Greetings Corp., Class A	17,683
337	America’s Car-Mart, Inc.*	3,148
857	Ameristar Casinos, Inc.	6,565
2,485	ArvinMeritor, Inc.	9,816
1,077	Asbury Automotive Group, Inc.	5,417
586	Audiovox Corp., Class A*	3,405
1,324	Beazer Homes USA, Inc.*	2,396
1,008	Bebe Stores, Inc.	6,229
3,007	Belo Corp., Class A	5,804
738	Big 5 Sporting Goods Corp.	2,797
130	BJ’s Restaurants, Inc.*	1,271
5,974	Blockbuster, Inc., Class A*	7,109
435	Bluegreen Corp.*	1,353
825	Blyth, Inc.	6,839
1,046	Bob Evans Farms, Inc.	17,541
973	Borders Group, Inc.	1,041
313	Brookfield Homes Corp.	1,484
1,429	Brown Shoe Co., Inc.	8,060
2,954	Brunswick Corp.	8,005
558	Build-A-Bear Workshop, Inc.*	2,483
1,325	Cabela’s, Inc.*	8,281
158	Cache, Inc.*	324
187	California Pizza Kitchen, Inc.*	1,449
2,236	Callaway Golf Co.	22,517
1,908	Carter’s, Inc.*	36,080
1,260	Casual Male Retail Group, Inc.*	806
761	Cato Corp. (The), Class A	10,624
51	Cavco Industries, Inc.*	1,543
243	CBRL Group, Inc.	4,697
84	CEC Entertainment, Inc.*	1,446
1,348	Champion Enterprises, Inc.*	984
597	Charlotte Russe Holding, Inc.*	2,985
3,824	Charming Shoppes, Inc.*	5,736
7,831	Charter Communications, Inc., Class A*	1,488
116	Cherokee, Inc.	1,866
4,094	Chico’s FAS, Inc.*	10,440
791	Childrens Place Retail Stores, Inc. (The)*	18,549
381	Christopher & Banks Corp.	1,284
325	Churchill Downs, Inc.	11,394
641	Cinemark Holdings, Inc.	4,827
6,116	Citadel Broadcasting Corp.*	1,101
752	CKX, Inc.*	3,309
2,156	Collective Brands, Inc.*	16,493
417	Columbia Sportswear Co.	13,156
330	Conn’s, Inc.*	2,033
1,987	Cooper Tire & Rubber Co.	9,518
320	Core-Mark Holding Co., Inc.*	6,438
863	Cox Radio, Inc., Class A*	5,005
211	CROCS, Inc.*	268
212	Crown Media Holdings, Inc., Class A*	452
267	CSS Industries, Inc.	6,088
888	Cumulus Media, Inc., Class A*	781
3,339	Dana Holding Corp.*	3,172
1,926	Dillard’s, Inc., Class A	7,049
1,323	Domino’s Pizza, Inc.*	5,107
368	Dorman Products, Inc.*	4,387
1,518	Dress Barn, Inc.*	11,886
607	Drew Industries, Inc.*	8,534
195	DSW, Inc., Class A*	1,960
73	Einstein Noah Restaurant Group, Inc.*	364
864	Entercom Communications Corp., Class A	942
1,014	Entravision Communications Corp., Class A*	781
830	Ethan Allen Interiors, Inc.	11,462
988	Finish Line (The), Class A	5,246
225	Fisher Communications, Inc.	5,040
1,348	Fred’s, Inc., Class A	15,502
23	Fuel Systems Solutions, Inc.*	796
1,403	Furniture Brands International, Inc.	4,574
159	G-III Apparel Group Ltd.*	1,261
1,378	Gaylord Entertainment Co.*	12,664
650	Genesco, Inc.*	8,749
1,439	Gray Television, Inc.	849
816	Great Wolf Resorts, Inc.*	922
780	Group 1 Automotive, Inc.	8,182
270	Gymboree Corp.*	6,790
1,079	Harte-Hanks, Inc.	6,442
437	Haverty Furniture Cos., Inc.	3,710
3,008	Hayes Lemmerz International, Inc.*	2,106
1,019	Helen of Troy Ltd.*	15,958
294	Hooker Furniture Corp.	1,961
1,478	HOT Topic, Inc.*	12,149
1,567	Hovnanian Enterprises, Inc., Class A*	3,432
561	Iconix Brand Group, Inc.*	4,752
651	Interactive Data Corp.	15,077
531	Isle of Capri Casinos, Inc.*	1,784
750	Jack in the Box, Inc.*	13,125
960	Jackson Hewitt Tax Service, Inc.	12,355
927	Jakks Pacific, Inc.*	16,593
855	Jo-Ann Stores, Inc.*	11,867
487	JOS. A. Bank Clothiers, Inc.*	9,521
1,426	Journal Communications, Inc., Class A	3,380
304	Kenneth Cole Productions, Inc., Class A	2,660
959	Knology, Inc.*	5,447
876	K-Swiss, Inc., Class A	11,038
392	Landry’s Restaurants, Inc.	4,543
1,735	La-Z-Boy, Inc.	5,708
2,166	Lear Corp.*	5,133
1,515	Lee Enterprises, Inc.	1,576
76	Libbey, Inc.	152
904	Lin TV Corp., Class A*	1,338
76	Lincoln Educational Services Corp.*	1,045
2,558	Live Nation, Inc.*	12,509
548	Lodgian, Inc.*	1,206
725	Luby’s, Inc.*	3,176
472	M/I Homes, Inc.	4,975
382	Maidenform Brands, Inc.*	3,537
684	Marcus Corp.	8,817
224	Marine Products Corp.	1,297
552	MarineMax, Inc.*	1,535
56	Matthews International Corp., Class A	2,286
1,922	McClatchy Co., Class A	3,748
772	Media General, Inc., Class A	1,490
1,327	Mediacom Communications Corp., Class A*	3,357
1,546	Men’s Wearhouse, Inc. (The)	16,449
1,038	Meritage Homes Corp.*	12,871
1,092	Modine Manufacturing Co.	5,253
223	Monarch Casino & Resort, Inc.*	2,007
503	Monro Muffler, Inc.	10,266
89	Morgans Hotel Group Co.*	356
540	Movado Group, Inc.	7,290

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
138	National Presto Industries, Inc.	$9,054
770	Nautilus, Inc.*	2,264
659	New York & Co., Inc.*	1,239
610	O’Charleys, Inc.	1,293
1,157	Orbitz Worldwide, Inc.*	2,812
545	Outdoor Channel Holdings, Inc.*	3,314
478	Oxford Industries, Inc.	2,868
2,221	Pacific Sunwear of California*	3,354
333	Palm Harbor Homes, Inc.*	2,468
166	Papa John’s International, Inc.*	2,942
1,426	PEP Boys-Manny Moe & Jack	6,417
190	Perry Ellis International, Inc.*	1,030
57	PF Chang’s China Bistro, Inc.*	1,068
2,509	Pier 1 Imports, Inc.*	2,233
2,021	Pinnacle Entertainment, Inc.*	11,520
304	Playboy Enterprises, Inc., Class B*	380
133	Polaris Industries, Inc.	3,631
306	Pool Corp.	5,272
851	Primedia, Inc.	860
4,251	Quiksilver, Inc.*	5,951
2,320	R.H. Donnelley Corp.*	1,276
659	Raser Technologies, Inc.*	3,097
586	RC2 Corp.*	6,229
596	RCN Corp.*	4,160
59	Red Robin Gourmet Burgers, Inc.*	719
1,454	Regis Corp.	15,979
2,253	Rent-A-Center, Inc.*	36,972
928	Retail Ventures, Inc.*	1,151
280	Rex Stores Corp.*	2,786
383	RHI Entertainment, Inc.	1,566
72	Riviera Holdings Corp.*	299
1,743	Ruby Tuesday, Inc.*	2,004
569	Russ Berrie & Co., Inc.*	1,166
301	Ruth’s Hospitality Group, Inc.*	448
1,431	Ryland Group, Inc.	24,284
217	Sally Beauty Holdings, Inc.*	944
809	Scholastic Corp.	12,353
1,491	Sealy Corp.	4,488
300	Shoe Carnival, Inc.*	2,814
1,148	Sinclair Broadcast Group, Inc., Class A	3,628
2,454	Six Flags, Inc.*	589
1,028	Skechers U.S.A., Inc., Class A*	12,377
228	Skyline Corp.	5,260
880	Sonic Automotive, Inc., Class A	2,834
320	Sonic Corp.*	2,704
1,012	Spartan Motors, Inc.	3,016
461	Speedway Motorsports, Inc.	6,376
1,294	Stage Stores, Inc.	7,479
4,185	Standard Pacific Corp.*	8,077
968	Steak N Shake Co. (The)*	4,279
853	Stein Mart, Inc.	1,331
229	Steiner Leisure Ltd.*	5,540
229	Steinway Musical Instruments, Inc.*	4,081
598	Steven Madden Ltd.*	10,232
2,820	Stewart Enterprises, Inc., Class A	8,996
494	Stoneridge, Inc.*	2,277
776	Superior Industries International, Inc.	9,490
223	Syms Corp.*	2,074
221	Systemax, Inc.	2,161
825	Talbots, Inc.	1,963
963	Tempur-Pedic International, Inc.	6,731
1,572	Tenneco, Inc.*	5,156
1,616	Timberland Co., Class A*	16,402
281	Tractor Supply Co.*	10,785
1,021	Tuesday Morning Corp.*	1,144
172	Tween Brands, Inc.*	660
1,522	Unifi, Inc.*	7,077
487	Unifirst Corp.	13,495
33	Universal Electronics, Inc.*	548
451	Universal Technical Institute, Inc.*	8,673
58	Vail Resorts, Inc.*	1,261
828	Valassis Communications, Inc.*	1,225
3,250	Visteon Corp.*	2,437
1,836	Wendy’s/Arby’s Group, Inc., Class A	7,381
107	Weyco Group, Inc.	3,591
1,079	Zale Corp.*	6,398
		1,177,467
	Consumer Staples - 4.4%

27	Alico, Inc.	876
848	Alliance One International, Inc.*	2,629
75	American Dairy, Inc.*	1,277
610	Andersons, Inc. (The)	7,723
2	Arden Group, Inc., Class A	274
681	B&G Foods, Inc., Class A	3,664
36	Cal-Maine Foods, Inc.	908
1,711	Casey’s General Stores, Inc.	50,731
2,173	Central Garden and Pet Co., Class A*	9,083
33	Chattem, Inc.*	2,395
1,461	Chiquita Brands International, Inc.*	16,290
825	Elizabeth Arden, Inc.*	11,632
226	Farmer Bros Co.	5,345
1,038	Flowers Foods, Inc.	27,798
1,413	Fresh Del Monte Produce, Inc.*	35,664
764	Great Atlantic & Pacific Tea Co.*	3,973
112	Griffin Land & Nurseries, Inc.	3,541
1,218	Hain Celestial Group, Inc.*	19,171
404	Imperial Sugar Co.	5,668
422	Ingles Markets, Inc., Class A	5,693
446	Inter Parfums, Inc.	3,283
476	J&J Snack Foods Corp.	14,156
719	Lance, Inc.	14,042
446	Mannatech, Inc.	1,003
432	Nash Finch Co.	19,380
336	National Beverage Corp.*	2,974
569	Nu Skin Enterprises, Inc., Class A	6,122
623	Omega Protein Corp.*	2,592
615	Pantry, Inc. (The)*	11,894
1,373	Pilgrim’s Pride Corp.	1,579
1,137	Prestige Brands Holdings, Inc.*	8,891
1,703	Ralcorp Holdings, Inc.*	106,540
604	Reddy Ice Holdings, Inc.	725
1,344	Ruddick Corp.	36,772
575	Sanderson Farms, Inc.	17,928
297	Schiff Nutrition International, Inc.*	1,806
492	Smart Balance, Inc.*	2,878
652	Spartan Stores, Inc.	15,465
1,351	Spectrum Brands, Inc.*	257
1,770	Star Scientific, Inc.*	5,416
265	Susser Holdings Corp.*	3,217
530	Tootsie Roll Industries, Inc.	13,753
1,052	TreeHouse Foods, Inc.*	25,027
1,000	United Natural Foods, Inc.*	18,010
857	Universal Corp.	27,398
108	Village Super Market, Inc., Class A	5,288
297	WD-40 Co.	8,494
375	Weis Markets, Inc.	11,858
770	Winn-Dixie Stores, Inc.*	11,511
		612,594
	Energy - 2.8%

944	Allis-Chalmers Energy, Inc.*	5,957
363	Alon USA Energy, Inc.	3,561
937	American Oil & Gas, Inc.*	890

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
683	Aventine Renewable Energy Holdings, Inc.*	$546
526	Berry Petroleum Co., Class A	6,160
662	Bill Barrett Corp.*	14,809
1,239	BMB Munai, Inc.*	1,474
1,562	Brigham Exploration Co.*	4,733
819	Bristow Group, Inc.*	18,534
886	Bronco Drilling Co., Inc.*	5,653
1,383	Cal Dive International, Inc.*	8,450
709	Callon Petroleum Co.*	1,737
364	Cheniere Energy, Inc.*	1,143
1,621	Complete Production Services, Inc.*	13,276
88	Dawson Geophysical Co.*	1,810
446	Delek U.S. Holdings, Inc.	2,453
706	DHT Maritime, Inc.	3,777
3,797	Energy XXI Bermuda Ltd.	4,215
299	EXCO Resources, Inc.*	2,293
75	Geokinetics, Inc.*	279
544	GeoMet, Inc.*	1,115
350	GMX Resources, Inc.*	10,056
192	Golar LNG Ltd.	1,242
4,630	Grey Wolf, Inc.*	25,372
186	Gulfmark Offshore, Inc.*	5,264
601	Gulfport Energy Corp.*	2,975
1,189	Harvest Natural Resources, Inc.*	7,645
780	Hornbeck Offshore Services, Inc.*	13,166
331	Lufkin Industries, Inc.	16,322
2,618	Meridian Resource Corp.*	2,461
78	National Coal Corp.*	147
3,032	Newpark Ressources, Inc.*	13,947
849	Nordic American Tanker Shipping	24,816
5,278	Oilsands Quest, Inc.*	5,806
308	Pacific Ethanol, Inc.*	206
3,135	Parker Drilling Co.*	9,593
746	Petroquest Energy, Inc.*	5,230
147	PHI, Inc. (Non-Voting)*	1,815
1,470	Pioneer Drilling Co.*	10,790
65	Quest Resource Corp.*	22
790	RAM Energy Resources, Inc.*	901
1,736	Rosetta Resources, Inc.*	13,072
962	Stone Energy Corp.*	15,988
188	Superior Well Services, Inc.*	1,927
1,028	Swift Energy Co.*	21,968
572	Toreador Resources Corp.*	2,912
431	Trico Marine Services, Inc.*	1,646
1,183	TXCO Resources, Inc.*	3,549
308	Union Drilling, Inc.*	2,076
312	Uranium Resources, Inc.*	159
2,607	USEC, Inc.*	10,037
1,371	Vaalco Energy, Inc.*	8,637
1,010	Western Refining, Inc.	7,656
27	Westmoreland Coal Co.*	256
969	World Fuel Services Corp.	35,175
		385,699
	Financials - 35.0%

502	1st Source Corp.	11,149
826	Abington Bancorp, Inc.	8,508
559	Acadia Realty Trust (REIT)	7,815
973	Advance America Cash Advance Centers, Inc.	1,664
1,293	Advanta Corp., Class B	3,814
266	Agree Realty Corp. (REIT)	3,636
25	Alexander’s, Inc. (REIT)	5,320
9,685	AMBAC Financial Group, Inc.	13,559
678	Amcore Financial, Inc.	2,475
1,429	American Campus Communities, Inc. (REIT)	31,995
336	American Capital Agency Corp. (REIT)	6,700
1,844	American Equity Investment Life Holding Co.	11,470
281	American Physicians Capital, Inc.	10,776
358	American Safety Insurance Holdings Ltd.*	3,197
460	Ameris Bancorp	4,398
635	Amerisafe, Inc.*	10,287
218	Ames National Corp.	5,387
663	Ampal-American Israel Corp., Class A*	743
502	Amtrust Financial Services, Inc.	4,488
641	Anchor Bancorp Wisconsin, Inc.	1,878
1,983	Anthracite Capital, Inc. (REIT)	5,989
2,783	Anworth Mortgage Asset Corp. (REIT)	17,616
4,799	Apollo Investment Corp.	40,744
477	Arbor Realty Trust, Inc. (REIT)	1,302
3,279	Ares Capital Corp.	16,329
679	Argo Group International Holdings Ltd.*	21,484
307	Arrow Financial Corp.	8,900
4,043	Ashford Hospitality Trust, Inc. (REIT)	6,307
2,885	Aspen Insurance Holdings Ltd.	53,171
103	Asset Acceptance Capital Corp.*	667
186	Associated Estates Realty Corp. (REIT)	1,629
1,881	Assured Guaranty Ltd.	21,142
203	Avatar Holdings, Inc.*	5,895
293	Baldwin & Lyons, Inc., Class B	5,377
249	Bancfirst Corp.	10,934
918	Banco Latinoamericano de Exportaciones S.A., Class E	11,631
589	BancTrust Financial Group, Inc.	7,351
1,628	Bank Mutual Corp.	16,687
416	Bank of the Ozarks, Inc.	11,324
664	BankFinancial Corp.	7,258
473	Banner Corp.	4,900
1,104	Beneficial Mutual Bancorp, Inc.*	12,972
407	Berkshire Hills Bancorp, Inc.	11,803
524	BGC Partners, Inc., Class A	1,991
2,709	BioMed Realty Trust, Inc. (REIT)	25,248
439	BlackRock Kelso Capital Corp.	4,500
1,843	Boston Private Financial Holdings, Inc.	12,735
671	Broadpoint Securities Group, Inc.*	1,745
1,963	Brookline Bancorp, Inc.	22,162
113	Brooklyn Federal Bancorp, Inc.	1,548
230	Bryn Mawr Bank Corp.	4,655
681	Calamos Asset Management, Inc., Class A	2,772
257	Camden National Corp.	7,242
395	Capital City Bank Group, Inc.	11,668
104	Capital Southwest Corp.	8,492
559	Capital Trust, Inc./NY, Class A (REIT)	2,795
488	Capitol Bancorp Ltd.	2,684
1,511	CapLease, Inc. (REIT)	3,158
1,903	Capstead Mortgage Corp. (REIT)	19,962
303	Cardinal Financial Corp.	1,609
446	Care Investment Trust, Inc. (REIT)	3,858
750	Cascade Bancorp	5,100
551	Cash America International, Inc.	14,883
1,129	Castlepoint Holdings Ltd.	11,584
1,671	Cathay General Bancorp	34,289
1,293	Cedar Shopping Centers, Inc. (REIT)	6,077
310	Centerstate Banks of Florida, Inc.	5,131

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
968	Central Pacific Financial Corp.	$12,390
803	Chemical Financial Corp.	19,858
1,137	Chimera Investment Corp. (REIT)	3,388
303	Citizens & Northern Corp.	6,681
4,251	Citizens Republic Bancorp, Inc.	10,032
1,262	Citizens, Inc./TX*	11,926
463	City Bank/WA	3,051
546	City Holding Co.	19,339
355	Clifton Savings Bancorp, Inc.	4,168
568	CNA Surety Corp.*	6,878
636	CoBiz Financial, Inc.	6,958
408	Cogdell Spencer, Inc. (REIT)	3,264
216	Cohen & Steers, Inc.	2,471
6,811	Colonial BancGroup, Inc. (The)	17,096
1,600	Colonial Properties Trust (REIT)	9,072
610	Columbia Banking System, Inc.	6,131
1,101	Community Bank System, Inc.	25,389
504	Community Trust Bancorp, Inc.	16,456
803	Compass Diversified Holdings	8,038
545	CompuCredit Corp.*	1,826
60	Consolidated-Tomoka Land Co.	2,061
1,414	Corporate Office Properties Trust SBI MD (REIT)	42,010
1,271	Corus Bankshares, Inc.	1,512
611	Cousins Properties, Inc. (REIT)	6,587
818	Crawford & Co., Class B*	9,194
74	Credit Acceptance Corp.*	969
2,232	CVB Financial Corp.	25,065
337	Danvers Bancorp, Inc.	4,293
5,793	DCT Industrial Trust, Inc. (REIT)	25,953
1,397	Delphi Financial Group, Inc., Class A	16,904
3,198	DiamondRock Hospitality Co. (REIT)	11,897
795	Dime Community Bancshares	10,725
393	Donegal Group, Inc., Class A	6,178
169	Doral Financial Corp.*	1,234
162	DuPont Fabros Technology, Inc. (REIT)	347
2,143	East West Bancorp, Inc.	31,716
577	EastGroup Properties, Inc. (REIT)	18,597
963	Education Realty Trust, Inc. (REIT)	4,305
196	EMC Insurance Group, Inc.	4,839
1,574	Employers Holdings, Inc.	25,640
218	Encore Bancshares, Inc.*	3,139
463	Encore Capital Group, Inc.*	3,871
80	Enstar Group Ltd.*	3,802
185	Enterprise Financial Services Corp.	2,692
1,108	Entertainment Properties Trust (REIT)	27,179
56	Epoch Holding Corp.	470
247	Equity Lifestyle Properties, Inc. (REIT)	8,546
1,084	Equity One, Inc. (REIT)	17,940
574	ESSA Bancorp, Inc.	7,732
332	Evercore Partners, Inc., Class A	3,323
2,679	Extra Space Storage, Inc. (REIT)	23,709
212	Farmers Capital Bank Corp.	5,035
434	FBL Financial Group, Inc., Class A	4,935
940	FBR Capital Markets Corp.*	4,700
322	Federal Agricultural Mortgage Corp., Class C	1,426
2,123	FelCor Lodging Trust, Inc. (REIT)	3,588
271	Fifth Street Finance Corp.	1,986
858	Financial Federal Corp.	16,491
368	Financial Institutions, Inc.	6,024
581	First Acceptance Corp.*	1,975
295	First Bancorp, Inc./ME	5,617
487	First Bancorp/NC	8,396
2,400	First Bancorp/Puerto Rico	26,256
857	First Busey Corp.	14,680
46	First Cash Financial Services, Inc.*	709
2,472	First Commonwealth Financial Corp.	29,689
305	First Community Bancshares, Inc./VA	8,854
1,266	First Financial Bancorp	15,825
576	First Financial Bankshares, Inc.	30,096
383	First Financial Corp./IN	15,956
392	First Financial Holdings, Inc.	8,698
771	First Financial Northwest, Inc.	6,962
1,494	First Industrial Realty Trust, Inc. (REIT)	12,923
1,120	First Marblehead Corp. (The)	1,557
613	First Merchants Corp.	12,364
396	First Mercury Financial Corp.*	4,815
1,642	First Midwest Bancorp, Inc./IL	30,229
3,999	First Niagara Financial Group, Inc.	62,024
574	First Place Financial Corp./OH	2,474
926	First Potomac Realty Trust (REIT)	7,436
272	First South Bancorp, Inc./NC	3,400
463	FirstFed Financial Corp.*	1,746
2,729	FirstMerit Corp.	60,038
1,757	Flagstar Bancorp, Inc.	1,247
1,017	Flagstone Reinsurance Holdings Ltd.	10,455
721	Flushing Financial Corp.	9,849
2,901	FNB Corp./PA	35,856
1,110	Forestar Group, Inc.*	5,139
211	Fox Chase Bancorp, Inc.*	2,513
278	Fpic Insurance Group, Inc.*	12,883
1,991	Franklin Street Properties Corp. (REIT)	25,246
4,990	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	998
1,589	Frontier Financial Corp.	4,545
351	FX Real Estate and Entertainment, Inc.*	119
172	GAMCO Investors, Inc., Class A	4,718
584	Getty Realty Corp. (REIT)	10,927
1,820	Glacier Bancorp, Inc.	32,360
713	Gladstone Capital Corp.	4,278
745	Gladstone Investment Corp.	3,673
1,274	Glimcher Realty Trust (REIT)	2,968
1,405	Gramercy Capital Corp./NY (REIT)	1,602
439	Green Bankshares, Inc.	7,160
971	Greenlight Capital Re Ltd., Class A*	10,157
187	Grubb & Ellis Co.	249
1,780	Guaranty Bancorp*	3,524
1,259	Guaranty Financial Group, Inc.*	3,399
197	Hallmark Financial Services*	1,217
804	Hancock Holding Co.	34,660
1,259	Hanmi Financial Corp.	2,959
441	Harleysville Group, Inc.	16,617
1,056	Harleysville National Corp.	14,805
875	Harris & Harris Group, Inc.*	3,526
387	Hatteras Financial Corp. (REIT)	9,973
1,985	Healthcare Realty Trust, Inc. (REIT)	38,072
442	Heartland Financial USA, Inc.	9,543
1,108	Hercules Technology Growth Capital, Inc.	7,147
352	Heritage Commerce Corp.	4,375
1,625	Hersha Hospitality Trust (REIT)	5,720
2,031	Highwoods Properties, Inc. (REIT)	48,500
1,519	Hilltop Holdings, Inc.*	14,810
446	Home Bancshares, Inc./AR	11,783
222	Home Federal Bancorp, Inc./ID	2,333
609	Home Properties, Inc. (REIT)	23,751
1,373	Horace Mann Educators Corp.	11,698
436	IBERIABANK Corp.	22,955

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
219	Independence Holding Co.	$1,128
550	Independent Bank Corp./MA	13,030
518	Infinity Property & Casualty Corp.	23,771
1,313	Inland Real Estate Corp. (REIT)	14,666
696	Integra Bank Corp.	1,768
1,725	International Bancshares Corp.	40,538
1,487	Investors Bancorp, Inc.*	20,818
1,936	Investors Real Estate Trust (REIT)	19,031
1,688	IPC Holdings Ltd.	47,264
768	JER Investors Trust, Inc. (REIT)	1,037
157	Kansas City Life Insurance Co.	7,189
343	Kayne Anderson Energy Development Co.	3,303
836	KBW, Inc.*	18,986
600	Kearny Financial Corp.	7,662
685	Kite Realty Group Trust (REIT)	2,678
2,782	Knight Capital Group, Inc., Class A*	46,042
620	Kohlberg Capital Corp.	2,542
1,728	LaBranche & Co., Inc.*	8,467
683	Lakeland Bancorp, Inc.	6,659
413	Lakeland Financial Corp.	9,164
1,353	LaSalle Hotel Properties (REIT)	11,933
1,744	Lexington Realty Trust (REIT)	8,458
23	Life Partners Holdings, Inc.	821
777	LTC Properties, Inc. (REIT)	15,136
1,292	Maguire Properties, Inc. (REIT)	2,455
1,657	Maiden Holdings Ltd.	6,877
682	MainSource Financial Group, Inc.	10,632
1,046	MarketAxess Holdings, Inc.*	6,694
160	Maui Land & Pineapple Co., Inc.*	1,797
1,904	Max Capital Group Ltd.	22,010
1,175	MB Financial, Inc.	30,656
2,554	MCG Capital Corp.	1,890
1,873	Meadowbrook Insurance Group, Inc.	10,508
500	Medallion Financial Corp.	3,500
2,238	Medical Properties Trust, Inc. (REIT)	13,943
356	Meridian Interstate Bancorp, Inc.*	3,268
1,442	Meruelo Maddux Properties, Inc.*	678
6,674	MFA Mortgage Investments, Inc. (REIT)	41,312
387	Mid-America Apartment Communities, Inc. (REIT)	14,331
748	Midwest Banc Holdings, Inc.	1,331
664	Mission West Properties, Inc. (REIT)	5,007
666	Monmouth Real Estate Investment Corp., Class A (REIT)	4,589
3,149	Montpelier Re Holdings Ltd.	43,362
821	MVC Capital, Inc.	9,121
770	Nara Bancorp, Inc.	8,362
114	NASB Financial, Inc.	3,309
1,331	National Financial Partners Corp.	2,116
749	National Health Investors, Inc. (REIT)	16,890
210	National Interstate Corp.	3,526
2,680	National Penn Bancshares, Inc.	41,218
2,643	National Retail Properties, Inc. (REIT)	35,443
78	National Western Life Insurance Co., Class A	12,557
444	Navigators Group, Inc.*	24,109
1,081	NBT Bancorp, Inc.	28,668
588	Nelnet, Inc., Class A	7,738
3,665	NewAlliance Bancshares, Inc.	50,504
1,783	Newcastle Investment Corp. (REIT)	3,192
555	NewStar Financial, Inc.*	2,642
733	NGP Capital Resources Co.	7,205
663	Northfield Bancorp, Inc.	7,797
1,875	NorthStar Realty Finance Corp. (REIT)	6,375
576	Northwest Bancorp, Inc.	12,344
147	NYMAGIC, Inc.	2,306
299	OceanFirst Financial Corp.	4,461
1,204	Ocwen Financial Corp.*	9,813
820	Odyssey Re Holdings Corp.	36,892
2,234	Old National Bancorp/IN	38,380
465	Old Second Bancorp, Inc.	6,966
2,433	Omega Healthcare Investors, Inc. (REIT)	32,213
271	One Liberty Properties, Inc. (REIT)	2,623
821	Oriental Financial Group, Inc.	5,156
60	Oritani Financial Corp.*	1,012
1,559	Pacific Capital Bancorp N.A.	24,632
360	Pacific Continental Corp.	5,076
825	PacWest Bancorp	21,945
376	Park National Corp.	25,752
517	Parkway Properties, Inc./MD (REIT)	7,067
697	Patriot Capital Funding, Inc.	2,349
279	Peapack Gladstone Financial Corp.	8,649
712	PennantPark Investment Corp.	2,100
173	Pennsylvania Commerce Bancorp, Inc.*	4,723
1,187	Pennsylvania Real Estate Investment Trust (REIT)	5,342
570	Penson Worldwide, Inc.*	3,762
350	Peoples Bancorp, Inc./OH	6,104
1,825	PHH Corp.*	13,906
3,860	Phoenix Cos, Inc. (The)	11,001
547	Pico Holdings, Inc.*	12,411
587	Pinnacle Financial Partners, Inc.*	16,143
633	Piper Jaffray Cos.*	23,984
1,652	Platinum Underwriters Holdings Ltd.	50,766
1,073	PMA Capital Corp., Class A*	5,419
2,744	PMI Group, Inc. (The)	4,582
173	Portfolio Recovery Associates, Inc.*	5,840
1,489	Post Properties, Inc. (REIT)	23,348
848	Potlatch Corp. (REIT)	22,625
655	Premierwest Bancorp	4,454
734	Presidential Life Corp.	7,898
395	Primus Guaranty Ltd.*	352
1,080	ProAssurance Corp.*	58,957
886	Prospect Capital Corp.	11,181
1,323	Prosperity Bancshares, Inc.	43,672
1,121	Provident Bankshares Corp.	10,560
2,014	Provident Financial Services, Inc.	30,190
1,353	Provident New York Bancorp	16,439
360	PS Business Parks, Inc. (REIT)	17,158
2,717	Radian Group, Inc.	7,363
2,092	RAIT Financial Trust (REIT)	4,958
529	Ramco-Gershenson Properties Trust (REIT)	2,608
3,418	Realty Income Corp. (REIT)	69,009
1,107	Redwood Trust, Inc. (REIT)	14,446
709	Renasant Corp.	13,719
310	Republic Bancorp, Inc./KY, Class A	6,867
331	Resource America, Inc., Class A	1,390
717	Resource Capital Corp. (REIT)	2,180
631	RLI Corp.	36,800
301	Rockville Financial, Inc.	3,991
297	Roma Financial Corp.	4,372
803	S & T Bancorp, Inc.	27,294
549	Safety Insurance Group, Inc.	19,259
658	Sanders Morris Harris Group, Inc.	3,461
553	Sandy Spring Bancorp, Inc.	10,822
146	Santander BanCorp	1,442
114	Saul Centers, Inc. (REIT)	4,013
341	SCBT Financial Corp.	11,577
716	SeaBright Insurance Holdings, Inc.*	7,561

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
499	Seacoast Banking Corp. of Florida	$2,465
1,797	Selective Insurance Group	41,259
3,863	Senior Housing Properties Trust (REIT)	53,812
282	Shore Bancshares, Inc.	7,075
250	Sierra Bancorp	5,048
132	Signature Bank/NY*	3,934
470	Simmons First National Corp., Class A	13,809
270	Smithtown Bancorp, Inc.	5,389
2,455	South Financial Group, Inc. (The)	10,606
410	Southside Bancshares, Inc.	9,123
492	Southwest Bancorp, Inc./OK	7,031
739	Sovran Self Storage, Inc. (REIT)	20,071
476	State Auto Financial Corp.	10,224
486	State Bancorp, Inc./NY	5,832
764	StellarOne Corp.	12,598
607	Sterling Bancorp/NY, Class N	7,897
2,471	Sterling Bancshares, Inc./TX	16,556
1,754	Sterling Financial Corp./WA	9,331
577	Stewart Information Services Corp.	6,751
819	Stifel Financial Corp.*	35,225
2,510	Strategic Hotels & Resorts, Inc. (REIT)	2,510
212	Stratus Properties, Inc.*	3,388
195	Suffolk Bancorp	6,455
493	Sun Bancorp, Inc./NJ*	3,865
197	Sun Communities, Inc. (REIT)	2,157
1,733	Sunstone Hotel Investors, Inc. (REIT)	8,266
2,900	Susquehanna Bancshares, Inc.	44,312
798	SVB Financial Group*	31,960
823	SWS Group, Inc.	12,032
395	SY Bancorp, Inc.	10,464
933	Texas Capital Bancshares, Inc.*	14,975
650	Thomas Properties Group, Inc.	1,313
656	Thomas Weisel Partners Group, Inc.*	2,801
195	Tompkins Financial Corp.	10,715
698	TowneBank/VA	15,635
468	Trico Bancshares	11,143
1,659	Trustco Bank Corp./NY	17,569
1,673	Trustmark Corp.	33,393
61	U.S. Global Investors, Inc., Class A	306
3,726	UCBH Holdings, Inc.	17,289
1,048	UMB Financial Corp.	50,105
2,030	Umpqua Holdings Corp.	26,877
458	Union Bankshares Corp./VA	10,415
625	United America Indemnity Ltd., Class A*	8,063
1,275	United Bankshares, Inc.	42,394
1,369	United Community Banks, Inc./GA	18,043
911	United Community Financial Corp./OH	1,713
601	United Financial Bancorp, Inc.	7,921
769	United Fire & Casualty Co.	16,449
282	United Security Bancshares/CA	3,071
352	Universal Health Realty Income Trust (REIT)	11,042
435	Univest Corp. of Pennsylvania	13,624
697	Urstadt Biddle Properties, Inc., Class A (REIT)	10,971
1,673	U-Store-It Trust (REIT)	9,201
2,175	Validus Holdings Ltd.	50,547
30	ViewPoint Financial Group	480
883	Washington Real Estate Investment Trust (REIT)	23,373
385	Washington Trust Bancorp, Inc.	7,554
237	Waterstone Financial, Inc.*	1,126
899	WesBanco, Inc.	23,221
585	West Bancorporation, Inc.	7,195
528	West Coast Bancorp/OR	2,587
530	Westamerica Bancorporation	28,175
642	Western Alliance Bancorp*	7,075
1,070	Westfield Financial, Inc.	11,042
26	Westwood Holdings Group, Inc.	814
652	Wilshire Bancorp, Inc.	4,473
1,878	Winthrop Realty Trust (REIT)	4,395
797	Wintrust Financial Corp.	16,442
210	WSFS Financial Corp.	9,190
386	Yadkin Valley Financial Corp.	5,821
1,258	Zenith National Insurance Corp.	41,501
		4,859,485
	Health Care - 4.7%

1,098	Affymetrix, Inc.*	3,009
492	Albany Molecular Research, Inc.*	4,669
65	Alliance Imaging, Inc.*	508
636	Alpharma, Inc., Class A*	22,960
1,810	AMERIGROUP Corp.*	44,454
81	AMN Healthcare Services, Inc.*	723
1,065	Amsurg Corp.*	21,225
477	Angiodynamics, Inc.*	5,691
1,835	Arena Pharmaceuticals, Inc.*	7,083
844	Assisted Living Concepts, Inc., Class A*	3,942
143	BioForm Medical, Inc.*	190
90	BMP Sunstone Corp.*	540
1,615	Caliper Life Sciences, Inc.*	1,825
419	Cambrex Corp.*	1,458
419	Cantel Medical Corp.*	3,960
707	Capital Senior Living Corp.*	1,923
657	Cardiac Science Corp.*	4,290
1,684	Celera Corp.*	16,402
1,346	Centene Corp.*	24,901
195	Chemed Corp.	7,948
54	Computer Programs & Systems, Inc.	1,511
889	Conmed Corp.*	20,900
847	Cross Country Healthcare, Inc.*	7,377
240	Cypress Bioscience, Inc.*	1,286
109	Cytokinetics, Inc.*	282
29	Datascope Corp.	1,514
170	Emergency Medical Services Corp., Class A*	5,766
116	Emergent Biosolutions, Inc.*	2,624
266	Ensign Group, Inc. (The)	3,889
258	Enzo Biochem, Inc.*	1,313
1,906	ev3, Inc.*	9,530
1,013	Five Star Quality Care, Inc.*	1,428
491	Gentiva Health Services, Inc.*	12,388
969	Geron Corp.*	3,392
772	Greatbatch, Inc.*	19,508
1,041	Hanger Orthopedic Group, Inc.*	16,708
2,971	Healthsouth Corp.*	29,235
1,670	Healthspring, Inc.*	24,365
4,043	Human Genome Sciences, Inc.*	6,994
187	ICU Medical, Inc.*	5,657
882	Invacare Corp.	13,036
10	IPC The Hospitalist Co., Inc.*	175
120	Jazz Pharmaceuticals, Inc.*	180
943	Kindred Healthcare, Inc.*	10,118
142	Landauer, Inc.	8,154
1,911	Lexicon Pharmaceuticals, Inc.*	3,268
1,369	Magellan Health Services, Inc.*	44,972
829	MannKind Corp.*	2,611
501	Maxygen, Inc.*	2,455
534	Medcath Corp.*	3,941
297	Medical Action Industries, Inc.*	2,557

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
491	Molina Healthcare, Inc.*	$11,632
1,597	Nabi Biopharmaceuticals*	6,372
34	National Healthcare Corp.	1,543
10	National Research Corp.	268
1,821	Nektar Therapeutics*	8,650
717	Nighthawk Radiology Holdings, Inc.*	2,079
358	NxStage Medical, Inc.*	895
863	Odyssey HealthCare, Inc.*	7,051
106	OraSure Technologies, Inc.*	365
386	Orthofix International N.V.*	4,620
128	Owens & Minor, Inc.	5,316
614	Palomar Medical Technologies, Inc.*	5,557
1,164	Par Pharmaceutical Cos., Inc.*	13,572
575	PharmaNet Development Group, Inc.*	696
1,025	PharMerica Corp.*	17,036
60	Providence Service Corp. (The)*	98
60	RadNet, Inc.*	212
608	RehabCare Group, Inc.*	8,846
835	Res-Care, Inc.*	10,897
1,615	Salix Pharmaceuticals Ltd.*	13,082
31	Sirona Dental Systems, Inc.*	371
588	Skilled Healthcare Group, Inc., Class A*	6,362
170	Sunrise Senior Living, Inc.*	129
845	Symmetry Medical, Inc.*	7,571
75	TomoTherapy, Inc.*	173
476	Triple-S Management Corp., Class B*	5,188
1,326	Universal American Corp.*	13,180
1,229	Valeant Pharmaceuticals International*	23,941
53	Varian, Inc.*	1,940
2,363	Viropharma, Inc.*	26,702
256	Vital Images, Inc.*	2,985
		652,164
	Industrials - 12.8%

56	3D Systems Corp.*	406
671	A.O. Smith Corp.	21,969
1,013	AAR Corp.*	17,160
1,478	ABM Industries, Inc.	24,934
1,826	ACCO Brands Corp.*	1,680
775	Aceto Corp.	6,851
187	Actuant Corp., Class A	3,355
186	Acuity Brands, Inc.	5,015
1,574	Aircastle Ltd.	8,563
1,902	Airtran Holdings, Inc.*	6,486
211	Alamo Group, Inc.	2,656
1,214	Alaska Air Group, Inc.*	27,861
1,000	Albany International Corp., Class A	15,380
75	Allegiant Travel Co.*	3,235
320	Amerco, Inc.*	11,856
65	American Railcar Industries, Inc.	559
81	American Woodmark Corp.	1,331
244	Ameron International Corp.	13,147
76	Ampco-Pittsburgh Corp.	1,265
54	Amrep Corp.*	1,550
488	Apogee Enterprises, Inc.	3,806
998	Applied Industrial Technologies, Inc.	19,022
308	Applied Signal Technology, Inc.	4,833
56	Argon ST, Inc.*	1,097
766	Arkansas Best Corp.	20,337
48	Astec Industries, Inc.*	1,452
717	ATC Technology Corp.*	12,397
447	Atlas Air Worldwide Holdings, Inc.*	6,839
245	AZZ, Inc.*	5,895
33	Badger Meter, Inc.	1,035
1,559	Baldor Electric Co.	25,692
794	Beacon Roofing Supply, Inc.*	9,385
1,027	Belden, Inc.	17,890
1,289	Blount International, Inc.*	11,665
829	Bowne & Co., Inc.	2,951
1,698	Brady Corp., Class A	35,064
1,674	Briggs & Stratton Corp.	23,570
534	Builders FirstSource, Inc.*	625
74	CAI International, Inc.*	371
305	Cascade Corp.	8,241
328	Casella Waste Systems, Inc., Class A*	1,643
413	CDI Corp.	4,225
739	Celadon Group, Inc.*	5,698
887	Ceradyne, Inc.*	23,293
251	China BAK Battery, Inc.*	622
82	CIRCOR International, Inc.	1,790
653	Clarcor, Inc.	20,968
75	Coleman Cable, Inc.*	401
572	Columbus McKinnon Corp.*	6,704
1,353	Comfort Systems USA, Inc.	11,298
725	Commercial Vehicle Group, Inc.*	812
492	COMSYS IT Partners, Inc.*	1,569
143	Consolidated Graphics, Inc.*	2,055
377	Cornell Cos., Inc.*	8,897
354	Courier Corp.	6,453
139	CRA International, Inc.*	4,034
525	Cubic Corp.	13,881
226	Curtiss-Wright Corp.	7,548
830	Deluxe Corp.	8,732
726	Dollar Thrifty Automotive Group, Inc.*	900
357	Ducommun, Inc.	5,969
1,353	Dycom Industries, Inc.*	8,037
162	Dynamex, Inc.*	2,960
777	DynCorp International, Inc., Class A*	11,538
1,404	EMCOR Group, Inc.*	22,141
613	Encore Wire Corp.	10,396
164	Energy Recovery, Inc.	1,150
295	EnerNOC, Inc.*	2,112
651	EnerSys*	5,553
871	Ennis, Inc.	8,858
601	EnPro Industries, Inc.*	11,221
170	Esterline Technologies Corp.*	6,275
155	Exponent, Inc.*	4,731
1,621	Federal Signal Corp.	11,379
349	First Advantage Corp., Class A*	4,387
965	Force Protection, Inc.*	3,841
303	Franklin Electric Co., Inc.	8,945
357	FreightCar America, Inc.	7,761
320	Furmanite Corp.*	1,722
666	G&K Services, Inc., Class A	15,584
286	Genesee & Wyoming, Inc., Class A*	8,689
549	GeoEye, Inc.*	10,975
908	Gibraltar Industries, Inc.	11,713
715	GrafTech International Ltd.*	4,783
1,120	Granite Construction, Inc.	48,037
1,345	Great Lakes Dredge & Dock Corp.	3,605
552	Greenbrier Cos., Inc.	4,179
1,470	Griffon Corp.*	11,760
331	GT Solar International, Inc.*	1,165
552	H&E Equipment Services, Inc.*	3,715
173	Hawaiian Holdings, Inc.*	775
714	Heartland Express, Inc.	11,024
580	Heidrick & Struggles International, Inc.	12,006
302	Herley Industries, Inc.*	3,624
856	Herman Miller, Inc.	12,592
1,371	HNI Corp.	18,303
439	HUB Group, Inc., Class A*	11,721

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
138	Hudson Highland Group, Inc.*	$433
217	Hurco Cos, Inc.*	3,639
214	ICF International, Inc.*	4,194
166	ICT Group, Inc.*	558
937	Insituform Technologies, Inc., Class A*	15,189
531	INSTEEL Industries, Inc.	5,183
202	Integrated Electrical Services, Inc.*	1,260
1,095	Interline Brands, Inc.*	10,118
202	International Shipholding Corp.	4,444
5,842	JetBlue Airways Corp.*	30,612
470	Kadant, Inc.*	7,041
805	Kaman Corp.	18,966
885	Kelly Services, Inc., Class A	10,310
901	Kforce, Inc.*	6,127
1,077	Kimball International, Inc., Class B	7,205
166	Knoll, Inc.	1,788
1,456	Korn/Ferry International*	17,923
375	L.B. Foster Co., Class A*	11,951
37	LaBarge, Inc.*	462
492	Ladish Co., Inc.*	8,152
140	Lawson Products	3,196
502	Layne Christensen Co.*	11,335
552	LECG Corp.*	2,904
111	LMI Aerospace, Inc.*	1,219
634	LSI Industries, Inc.	4,356
558	Lydall, Inc.*	2,946
368	M&F Worldwide Corp.*	5,796
517	Marten Transport Ltd.*	9,745
148	MasTec, Inc.*	949
254	McGrath Rentcorp	4,567
54	Medis Technologies Ltd.*	36
213	Michael Baker Corp.*	7,008
681	Mine Safety Appliances Co.	16,650
193	Mobile Mini, Inc.*	2,507
1,291	Moog, Inc., Class A*	41,544
3,186	MPS Group, Inc.*	21,091
1,162	Mueller Industries, Inc.	27,075
3,886	Mueller Water Products, Inc., Class A	23,938
47	Multi-Color Corp.	630
199	NACCO Industries, Inc., Class A	7,264
665	NCI Building Systems, Inc.*	10,121
93	NN, Inc.	130
307	Northwest Pipe Co.*	8,817
311	Odyssey Marine Exploration, Inc.*	1,023
277	Old Dominion Freight Line, Inc.*	6,593
1,193	On Assignment, Inc.*	6,860
1,190	Otter Tail Corp.	22,360
718	Pacer International, Inc.	6,957
276	Park-Ohio Holdings Corp.*	1,261
52	Patriot Transportation Holding, Inc.*	3,598
1,012	Perini Corp.*	19,380
387	Pike Electric Corp.*	4,702
2,703	Plug Power, Inc.*	2,784
19	Powell Industries, Inc.*	453
2,360	Power-One, Inc.*	2,950
80	Preformed Line Products Co.	3,102
443	Quanex Building Products Corp.	4,102
1,083	Regal-Beloit Corp.	36,432
1,181	Republic Airways Holdings, Inc.*	16,499
391	Robbins & Myers, Inc.	8,797
1,133	Rush Enterprises, Inc., Class A*	9,948
451	Saia, Inc.*	4,018
35	Sauer-Danfoss, Inc.	283
506	Schawk, Inc.	6,917
634	School Specialty, Inc.*	10,157
9	Seaboard Corp.	8,109
1,259	Simpson Manufacturing Co., Inc.	32,734
1,973	Skywest, Inc.	29,990
935	Spherion Corp.*	2,104
81	Standard Parking Corp.*	1,620
349	Standard Register Co. (The)	1,958
420	Standex International Corp.	8,854
132	Sterling Construction Co., Inc.*	2,173
355	TAL International Group, Inc.	4,008
550	Tecumseh Products Co., Class A*	6,501
37	Tennant Co.	891
185	Textainer Group Holdings Ltd.	1,874
355	Thermadyne Holdings Corp.*	2,308
816	Tredegar Corp.	12,828
375	Trex Co., Inc.*	5,085
494	Trimas Corp.*	869
245	Triumph Group, Inc.	8,379
1,352	TrueBlue, Inc.*	10,018
265	Twin Disc, Inc.	1,760
2,248	UAL Corp.	25,290
846	Ultrapetrol Bahamas Ltd.*	3,376
59	United Capital Corp.*	1,167
792	United Stationers, Inc.*	25,194
559	Universal Forest Products, Inc.	11,756
159	Universal Truckload Services, Inc.*	2,868
3,850	US Airways Group, Inc.*	22,946
393	Valence Technology, Inc.*	774
697	Viad Corp.	18,617
424	Volt Information Sciences, Inc.*	2,578
1,039	Wabash National Corp.	5,122
215	Wabtec Corp.	8,297
801	Waste Services, Inc.*	5,054
367	Watsco, Inc.	14,438
478	Watson Wyatt Worldwide, Inc., Class A	19,273
987	Watts Water Technologies, Inc., Class A	22,207
1,434	Werner Enterprises, Inc.	24,923
419	Woodward Governor Co.	8,900
1,927	YRC Worldwide, Inc.*	7,669
		1,783,242
	Information Technology - 10.4%

13,609	3Com Corp.*	27,354
806	Actel Corp.*	7,464
2,063	Acxiom Corp.	15,493
4,081	Adaptec, Inc.*	11,468
830	Adtran, Inc.	11,786
876	Advanced Energy Industries, Inc.*	6,815
767	Agilysys, Inc.	2,907
81	Airvana, Inc.*	382
256	American Software, Inc., Class A	1,042
3,223	Amkor Technology, Inc.*	7,091
494	Anaren, Inc.*	5,301
920	Anixter International, Inc.*	25,208
1,487	Applied Micro Circuits Corp.*	5,502
408	Ariba, Inc.*	3,284
4,136	Arris Group, Inc.*	29,738
1,481	Asyst Technologies, Inc.*	652
1,018	Avid Technology, Inc.*	12,745
1,511	Avocent Corp.*	28,422
3,461	Axcelis Technologies, Inc.*	2,042
376	Bel Fuse, Inc., Class B	7,328
1,877	Benchmark Electronics, Inc.*	23,800
588	Black Box Corp.	14,394
113	Blackbaud, Inc.	1,412
3,398	Bookham, Inc.*	1,546
742	Bottomline Technologies, Inc.*	5,046

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,682	Brightpoint, Inc.*	$6,930
2,144	Brooks Automation, Inc.*	8,276
805	CACI International, Inc., Class A*	35,750
175	Ceva, Inc.*	1,293
1,341	Checkpoint Systems, Inc.*	15,502
1,812	Ciber, Inc.*	7,773
718	Cirrus Logic, Inc.*	3,030
580	Cogent, Inc.*	7,795
798	Coherent, Inc.*	19,862
721	Cohu, Inc.	8,075
35	Comverge, Inc.*	142
295	CPI International, Inc.*	2,755
801	Cray, Inc.*	1,506
541	CSG Systems International, Inc.*	9,110
1,134	CTS Corp.	6,271
773	Cymer, Inc.*	18,158
389	DealerTrack Holdings, Inc.*	4,610
31	Deltek, Inc.*	149
63	DG FastChannel, Inc.*	1,055
715	Digi International, Inc.*	6,592
11	Digimarc Corp.*	99
822	DSP Group, Inc.*	4,702
725	Electro Rent Corp.	7,997
914	Electro Scientific Industries, Inc.*	6,224
1,794	Electronics for Imaging, Inc.*	17,527
526	EMS Technologies, Inc.*	12,734
2,846	Emulex Corp.*	20,292
3,626	Entegris, Inc.*	5,040
35	Entropic Communications, Inc.*	35
2,004	Epicor Software Corp.*	8,216
406	EPIQ Systems, Inc.*	6,593
1,592	Euronet Worldwide, Inc.*	13,580
1,138	Exar Corp.*	7,670
2,979	Extreme Networks*	6,256
1,644	Fair Isaac Corp.	23,246
1,233	FEI Co.*	25,055
651	Formfactor, Inc.*	8,808
3,555	Foundry Networks, Inc.*	55,067
799	Gerber Scientific, Inc.*	1,918
789	Gevity HR, Inc.	1,255
505	Global Cash Access Holdings, Inc.*	1,560
225	Globecomm Systems, Inc.*	1,168
1,756	Harmonic, Inc.*	9,043
859	Harris Stratex Networks, Inc., Class A*	4,286
533	HSW International, Inc.*	187
796	Hutchinson Technology, Inc.*	2,229
486	Hypercom Corp.*	384
528	i2 Technologies, Inc.*	4,382
210	ICx Technologies, Inc.*	1,642
1,010	Imation Corp.	13,413
496	Immersion Corp.*	1,920
1,119	infoGROUP, Inc.	4,398
492	Infospace, Inc.	3,843
1,580	Insight Enterprises, Inc.*	6,431
849	Internap Network Services Corp.*	2,326
417	Internet Brands, Inc., Class A*	2,615
500	Internet Capital Group, Inc.*	1,840
239	Interwoven, Inc.*	3,109
735	Intevac, Inc.*	3,631
579	Ixia*	3,555
212	IXYS Corp.	1,543
190	Jack Henry & Associates, Inc.	3,498
805	JDA Software Group, Inc.*	10,610
2,835	Kemet Corp.*	1,191
167	Kenexa Corp.*	1,009
379	Keynote Systems, Inc.*	2,888
2,084	Kopin Corp.*	4,376
1,938	L-1 Identity Solutions, Inc.*	11,318
1,919	Lattice Semiconductor Corp.*	2,917
438	Limelight Networks, Inc.*	1,187
413	Littelfuse, Inc.*	6,212
392	Loral Space & Communications, Inc.*	3,312
4,015	LTX-Credence Corp.*	1,486
2,569	Macrovision Solutions Corp.*	30,211
1,663	Mattson Technology, Inc.*	2,993
547	MAXIMUS, Inc.	17,176
489	Measurement Specialties, Inc.*	2,870
2,864	Mentor Graphics Corp.*	19,418
769	Mercury Computer Systems, Inc.*	2,107
1,285	Methode Electronics, Inc.	10,871
1,311	MIPS Technologies, Inc.*	1,770
1,577	MKS Instruments, Inc.*	22,567
1,560	ModusLink Global Solutions, Inc.*	6,926
147	Monotype Imaging Holdings, Inc.*	794
5,308	MRV Communications, Inc.*	3,238
1,516	MSC.Software Corp.*	11,370
387	MTS Systems Corp.	10,066
34	Multi-Fineline Electronix, Inc.*	355
1,205	Ness Technologies, Inc.*	5,676
994	Netgear, Inc.*	12,027
157	Netscout Systems, Inc.*	1,248
1,214	Newport Corp.*	7,053
599	Novatel Wireless, Inc.*	2,294
1,574	Omnivision Technologies, Inc.*	9,444
2,644	OpenTV Corp., Class A*	3,067
443	Oplink Communications, Inc.*	3,345
46	Opnet Technologies, Inc.*	508
285	Opnext, Inc.*	590
193	Orbcomm, Inc.*	357
110	OSI Systems, Inc.*	1,527
527	Palm, Inc.*	1,260
197	Parametric Technology Corp.*	2,277
130	Park Electrochemical Corp.	2,311
322	PC Connection, Inc.*	1,652
64	PC Mall, Inc.*	236
247	PC-Tel, Inc.	1,492
1,078	Perficient, Inc.*	3,288
2,919	Perot Systems Corp., Class A*	36,429
1,412	Photronics, Inc.*	635
1,652	Plantronics, Inc.	20,997
118	Plexus Corp.*	1,968
50	PLX Technology, Inc.*	104
3,033	PMC - Sierra, Inc.*	12,162
214	Polycom, Inc.*	4,030
4,435	Powerwave Technologies, Inc.*	2,129
129	Progress Software Corp.*	2,745
3,026	Quantum Corp.*	363
2,444	Quest Software, Inc.*	32,627
885	Rackable Systems, Inc.*	3,531
155	Rackspace Hosting, Inc.*	1,070
754	Radisys Corp.*	4,524
1,827	RealNetworks, Inc.*	6,943
8,877	RF Micro Devices, Inc.*	11,806
305	Rimage Corp.*	4,307
605	Rogers Corp.*	17,061
926	Rudolph Technologies, Inc.*	3,056
412	S1 Corp.*	3,082
3,784	Safeguard Scientifics, Inc.*	2,649
12,345	Sanmina-SCI Corp.*	7,901
217	Scansource, Inc.*	3,691
1,043	Seachange International, Inc.*	8,261
131	Semitool, Inc.*	489
114	Semtech Corp.*	1,290

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
219	ShoreTel, Inc.*	$968
446	SI International, Inc.*	13,621
156	Sigma Designs, Inc.*	1,455
2,819	Silicon Storage Technology, Inc.*	8,542
2,045	SiRF Technology Holdings, Inc.*	2,965
1,789	Skyworks Solutions, Inc.*	9,643
1,494	Smart Modular Technologies WWH, Inc.*	1,345
170	Smith Micro Software, Inc.*	869
297	Sonic Solutions, Inc.*	380
1,591	SonicWALL, Inc.*	6,237
133	Sourcefire, Inc.*	769
3,893	Spansion, Inc., Class A*	973
665	SRA International, Inc., Class A*	9,988
340	Standard Microsystems Corp.*	5,182
112	Super Micro Computer, Inc.*	584
494	SupportSoft, Inc.*	993
421	Sybase, Inc.*	10,373
5,757	Sycamore Networks, Inc.*	17,674
1,550	Symmetricom, Inc.*	6,479
532	Symyx Technologies, Inc.*	2,139
585	SYNNEX Corp.*	6,119
1,292	Technitrol, Inc.	4,522
1,953	Tekelec*	23,924
246	TheStreet.com, Inc.	834
697	THQ, Inc.*	3,304
6,296	TIBCO Software, Inc.*	30,473
83	TNS, Inc.*	710
35	Transmeta Corp.*	628
1,243	Trident Microsystems, Inc.*	2,088
4,840	TriQuint Semiconductor, Inc.*	12,487
1,263	TTM Technologies, Inc.*	6,454
657	Ultra Clean Holdings*	1,386
2,606	United Online, Inc.	17,278
3,536	Utstarcom, Inc.*	6,718
167	Veeco Instruments, Inc.*	990
1,098	VeriFone Holdings, Inc.*	4,513
680	Viasat, Inc.*	14,572
389	Vignette Corp.*	3,384
81	Virtusa Corp.*	402
718	Web.com Group, Inc.*	1,817
146	Websense, Inc.*	2,361
77	Wright Express Corp.*	876
1,745	Zoran Corp.*	13,122
517	Zygo Corp.*	3,417
		1,438,471
	Materials - 4.1%

1,794	AbitibiBowater, Inc.*	1,238
182	Allied Nevada Gold Corp.*	519
556	AM Castle & Co.	5,048
582	AMCOL International Corp.	11,721
36	American Vanguard Corp.	351
1,591	Apex Silver Mines Ltd.*	1,289
553	Arch Chemicals, Inc.	15,971
1,206	Boise, Inc.*	603
688	Brush Engineered Materials, Inc.*	7,967
1,323	Buckeye Technologies, Inc.*	5,967
59	Bway Holding Co.*	284
579	China Precision Steel, Inc.*	787
18,594	Coeur d’Alene Mines Corp.*	12,644
521	Compass Minerals International, Inc.	29,171
186	Ferro Corp.	1,196
394	General Moly, Inc.*	453
64	GenTek, Inc.*	1,179
1,524	Glatfelter	14,509
302	Haynes International, Inc.*	5,505
1,633	HB Fuller Co.	28,969
1,211	Headwaters, Inc.*	6,878
4,299	Hecla Mining Co.*	9,974
1,180	Horsehead Holding Corp.*	3,658
579	ICO, Inc.*	2,600
168	Innophos Holdings, Inc.	2,769
304	Innospec, Inc.	1,751
530	Kaiser Aluminum Corp.	11,188
605	KapStone Paper and Packaging Corp.*	2,680
660	Koppers Holdings, Inc.	14,137
3,489	Louisiana-Pacific Corp.	8,060
197	LSB Industries, Inc.*	1,769
1,017	Mercer International, Inc.*	2,339
347	Minerals Technologies, Inc.	16,292
411	Myers Industries, Inc.	2,499
493	Neenah Paper, Inc.	4,033
91	NL Industries, Inc.	1,043
2,525	Olin Corp.	41,360
77	Olympic Steel, Inc.	1,348
1,028	OM Group, Inc.*	20,282
381	Penford Corp.	4,294
3,147	PolyOne Corp.*	8,906
56	Quaker Chemical Corp.	717
802	Rock-Tenn Co., Class A	27,084
1,407	Rockwood Holdings, Inc.*	12,579
988	Royal Gold, Inc.	39,520
775	RTI International Metals, Inc.*	9,316
913	Schulman A., Inc.	12,389
528	Schweitzer-Mauduit International, Inc.	9,736
1,623	Sensient Technologies Corp.	39,017
421	Silgan Holdings, Inc.	19,046
738	Solutia, Inc.*	5,018
1,029	Spartech Corp.	5,968
128	Stepan Co.	5,885
964	Stillwater Mining Co.*	3,017
117	Sutor Technology Group Ltd.*	221
1,343	U.S. Concrete, Inc.*	4,324
27	United States Lime & Minerals, Inc.*	724
202	Universal Stainless & Alloy*	2,464
472	Verso Paper Corp.	604
1,488	Wausau Paper Corp.	15,312
644	Westlake Chemical Corp.	10,871
1,782	Worthington Industries, Inc.	23,665
560	WR Grace & Co.*	2,873
		563,581
	Telecommunication Services - 0.8%

713	Alaska Communications Systems Group, Inc.	6,916
322	Atlantic Tele-Network, Inc.	7,387
328	Centennial Communications Corp.*	2,535
8,202	Cincinnati Bell, Inc.*	14,189
495	Consolidated Communications Holdings, Inc.	5,039
3,004	Fairpoint Communications, Inc.	10,514
4,058	FiberTower Corp.*	2,232
1,524	General Communication, Inc., Class A*	11,933
599	Global Crossing Ltd.*	4,594
1,413	Globalstar, Inc.*	297
1,064	Ibasis, Inc.*	1,479
2,366	ICO Global Communications Holdings Ltd.*	4,022
1,823	IDT Corp., Class B*	784
946	Iowa Telecommunications Services, Inc.	14,464
391	iPCS, Inc.*	2,913

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,040	PAETEC Holding Corp.*	$1,508
299	Premiere Global Services, Inc.*	1,824
79	Shenandoah Telecommunications Co.	1,964
904	Syniverse Holdings, Inc.*	8,832
1,374	TerreStar Corp.*	591
606	tw telecom, Inc.*	4,624
790	USA Mobility, Inc.*	8,611
277	Vonage Holdings Corp.*	291
		117,543
	Utilities - 7.4%

883	Allete, Inc.	30,216
581	American States Water Co.	20,353
1,791	Avista Corp.	31,647
1,296	Black Hills Corp.	33,450
662	California Water Service Group	28,135
351	Central Vermont Public Service Corp.	6,630
530	CH Energy Group, Inc.	23,182
228	Chesapeake Utilities Corp.	7,216
2,033	Cleco Corp.	47,918
282	Connecticut Water Service, Inc.	7,033
1,512	El Paso Electric Co.*	27,246
1,137	Empire District Electric Co. (The)	19,943
1,524	Idacorp, Inc.	46,330
738	Laclede Group, Inc. (The)	38,878
745	MGE Energy, Inc.	26,373
446	Middlesex Water Co.	7,671
1,413	New Jersey Resources Corp.	56,746
1,522	Nicor, Inc.	62,067
889	Northwest Natural Gas Co.	44,406
1,317	NorthWestern Corp.	27,209
2,478	Piedmont Natural Gas Co.	83,261
2,917	PNM Resources, Inc.	30,483
2,113	Portland General Electric Co.	38,689
416	SJW Corp.	11,648
1,001	South Jersey Industries, Inc.	39,039
1,461	Southwest Gas Corp.	37,840
826	Southwest Water Co.	3,494
354	Synthesis Energy Systems, Inc.*	347
852	UIL Holdings Corp.	25,381
1,161	Unisource Energy Corp.	32,589
3,536	Westar Energy, Inc.	71,533
1,672	WGL Holdings, Inc.	60,359
		1,027,312
	Total Common Stock (Cost $14,039,164)	12,617,558

Principal Amount
	Repurchase Agreements - 30.3%
$560,540	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $560,550(b)	560,540
560,540	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $560,554(c)	560,540
42,040	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $42,041(d)	42,040
140,135	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $140,145(e)	140,135
280,270	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $280,289(f)	280,270
980,944	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $980,967(g)	980,944
840,809	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $840,823(h)	840,809
799,405	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $799,422(i)	799,405
	Total Repurchase Agreements (Cost $4,204,683)	4,204,683
	Total Investments (Cost $18,243,847) — 121.2%	16,822,241
	Liabilities in excess of other assets — (21.2)%	(2,944,936)
	Net Assets — 100.0%	$13,877,305

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $571,751. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $571,751. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $42,883. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $142,938. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $285,875. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,000,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $857,626.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $815,395. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT	Real Estate Investment Trust

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,329,873)
Net unrealized depreciation	$(4,329,873)
Federal income tax cost of investments	$21,152,114

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	$7,119,584	$(423,738)

Equity Index Swap Agreement based on the Russell 2000® Value Index	12/08/08	7,746,800	(772,087)

		$14,866,384	$(1,195,825)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 77.7%
	Consumer Discretionary - 9.5%

731	1-800-FLOWERS.COM, Inc., Class A*	$2,727
727	99 Cents Only Stores*	7,837
1,867	Aeropostale, Inc.*	28,229
370	AFC Enterprises, Inc.*	1,491
533	Ambassadors Group, Inc.	4,829
946	American Apparel, Inc.*	4,021
307	American Public Education, Inc.*	12,145
618	Amerigon, Inc.*	2,305
762	Arbitron, Inc.	10,691
32	Aristotle Corp. (The)*	118
1,528	Bally Technologies, Inc.*	28,222
239	Bebe Stores, Inc.	1,477
161	Bidz.com, Inc.*	613
382	BJ’s Restaurants, Inc.*	3,736
373	Blue Nile, Inc.*	8,900
882	Borders Group, Inc.	944
649	Buckle, Inc. (The)	12,240
497	Buffalo Wild Wings, Inc.*	11,411
186	Cache, Inc.*	381
435	California Pizza Kitchen, Inc.*	3,371
398	Capella Education Co.*	23,824
146	Cato Corp. (The), Class A	2,038
139	Cavco Industries, Inc.*	4,206
420	CBRL Group, Inc.	8,119
492	CEC Entertainment, Inc.*	8,467
1,055	Champion Enterprises, Inc.*	770
91	Charlotte Russe Holding, Inc.*	455
4,911	Charter Communications, Inc., Class A*	933
1,668	Cheesecake Factory (The)*	12,143
112	Cherokee, Inc.	1,802
1,542	Chico’s FAS, Inc.*	3,932
669	Christopher & Banks Corp.	2,255
300	Cinemark Holdings, Inc.	2,259
400	Citi Trends, Inc.*	4,920
1,463	CKE Restaurants, Inc.	10,534
845	CKX, Inc.*	3,718
780	Coinstar, Inc.*	14,477
1,590	Coldwater Creek, Inc.*	3,053
2,380	Corinthian Colleges, Inc.*	38,270
2,154	CROCS, Inc.*	2,736
133	Crown Media Holdings, Inc., Class A*	283
363	Deckers Outdoor Corp.*	21,649
2,652	Denny’s Corp.*	4,933
484	DineEquity, Inc.	6,161
710	Dolan Media Co.*	3,060
389	Dover Downs Gaming & Entertainment, Inc.	1,404
423	Dover Motorsports, Inc.	635
49	Drew Industries, Inc.*	689
2,335	Drugstore.Com*	2,335
213	DSW, Inc., Class A*	2,141
65	Einstein Noah Restaurant Group, Inc.*	324
824	Entravision Communications Corp., Class A*	634
2,101	Exide Technologies*	9,455
382	FGX International Holdings Ltd.*	3,919
374	Finish Line (The), Class A	1,986
2,131	Fleetwood Enterprises, Inc.*	320
1,265	Fossil, Inc.*	19,228
318	Fuel Systems Solutions, Inc.*	11,000
273	Fuqi International, Inc.*	1,698
239	G-III Apparel Group Ltd.*	1,895
503	Gaiam, Inc., Class A*	2,585
473	Global Sources Ltd.*	3,056
331	Global Traffic Network, Inc.*	2,310
78	Great Wolf Resorts, Inc.*	88
572	Gymboree Corp.*	14,386
133	Harte-Hanks, Inc.	794
133	Haverty Furniture Cos., Inc.	1,129
333	Hayes Lemmerz International, Inc.*	233
349	hhgregg, Inc.*	2,080
793	Hibbett Sports, Inc.*	11,292
13	Hooker Furniture Corp.	87
1,142	Iconix Brand Group, Inc.*	9,673
484	Interactive Data Corp.	11,209
500	iRobot Corp.*	5,220
1,185	J. Crew Group, Inc.*	12,016
1,020	Jack in the Box, Inc.*	17,850
108	JOS. A. Bank Clothiers, Inc.*	2,111
174	K12, Inc.*	3,175
1,573	Krispy Kreme Doughnuts, Inc.*	3,964
919	Leapfrog Enterprises, Inc.*	3,988
250	Learning Tree International, Inc.*	2,927
346	Libbey, Inc.	692
973	Life Time Fitness, Inc.*	14,566
57	Lincoln Educational Services Corp.*	784
504	Lululemon Athletica, Inc.*	4,949
261	Lumber Liquidators, Inc.*	2,474
313	Maidenform Brands, Inc.*	2,898
93	Marine Products Corp.	538
707	Martha Stewart Living Omnimedia, Class A*	2,361
1,368	Marvel Entertainment, Inc.*	40,288
824	Matthews International Corp., Class A	33,644
161	Men’s Wearhouse, Inc. (The)	1,713
386	Midas, Inc.*	3,196
134	Monarch Casino & Resort, Inc.*	1,206
36	Monro Muffler, Inc.	735
679	Morgans Hotel Group Co.*	2,716
1,175	National CineMedia, Inc.	9,564
10	National Presto Industries, Inc.	656
1,126	NetFlix, Inc.*	25,875
103	New York & Co., Inc.*	194
854	NutriSystem, Inc.	11,965
65	Orbitz Worldwide, Inc.*	158
431	Overstock.com, Inc.*	4,521
473	Papa John’s International, Inc.*	8,382
390	Peet’s Coffee & Tea, Inc.*	8,802
184	Perry Ellis International, Inc.*	997
663	PetMed Express, Inc.*	11,888
629	PF Chang’s China Bistro, Inc.*	11,781
410	Pier 1 Imports, Inc.*	365
343	Playboy Enterprises, Inc., Class B*	429
813	Polaris Industries, Inc.	22,195
1,080	Pool Corp.	18,608
223	Pre-Paid Legal Services, Inc.*	8,920
374	Princeton Review, Inc.*	1,941
2,304	Quantum Fuel Systems Technologies Worldwide, Inc.*	1,797
776	Raser Technologies, Inc.*	3,647
561	RCN Corp.*	3,916
422	Red Robin Gourmet Burgers, Inc.*	5,144
41	Retail Ventures, Inc.*	51
60	RHI Entertainment, Inc.	245
182	Rick’s Cabaret International, Inc.*	810
224	Riviera Holdings Corp.*	930
313	Ruth’s Hospitality Group, Inc.*	466

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,456	Sally Beauty Holdings, Inc.*	$10,684
1,477	Shuffle Master, Inc.*	6,322
548	Shutterfly, Inc.*	3,748
515	Sinclair Broadcast Group, Inc., Class A	1,627
64	Skechers U.S.A., Inc., Class A*	771
1,049	Smith & Wesson Holding Corp.*	2,161
1,413	Sonic Corp.*	11,940
1,881	Sotheby’s	18,697
71	Spartan Motors, Inc.	212
380	Stamps.com, Inc.*	3,367
261	Steiner Leisure Ltd.*	6,314
126	Systemax, Inc.	1,232
1,287	Tempur-Pedic International, Inc.	8,996
1,463	Texas Roadhouse, Inc., Class A*	8,178
1,452	thinkorswim Group, Inc.*	9,380
488	Town Sports International Holdings, Inc.*	1,381
696	Tractor Supply Co.*	26,712
477	True Religion Apparel, Inc.*	6,005
1,731	Tupperware Brands Corp.	34,049
548	Tween Brands, Inc.*	2,104
565	Ulta Salon Cosmetics & Fragrance, Inc.*	4,057
920	Under Armour, Inc., Class A*	21,151
365	Universal Electronics, Inc.*	6,059
225	Universal Technical Institute, Inc.*	4,327
825	Vail Resorts, Inc.*	17,944
656	Valassis Communications, Inc.*	971
37	Value Line, Inc.	1,188
965	Visteon Corp.*	724
507	Volcom, Inc.*	5,111
1,270	Warnaco Group, Inc. (The)*	22,733
9,557	Wendy’s/Arby’s Group, Inc., Class A	38,419
2,571	Wet Seal, Inc. (The), Class A*	7,225
113	Weyco Group, Inc.	3,792
812	Winnebago Industries	4,775
1,224	WMS Industries, Inc.*	30,172
1,391	Wolverine World Wide, Inc.	26,805
410	Wonder Auto Technology, Inc.*	1,542
592	World Wrestling Entertainment, Inc., Class A	6,885
547	Zumiez, Inc.*	4,726
		1,148,014
	Consumer Staples - 2.4%

554	AgFeed Industries, Inc.*	1,086
77	Alico, Inc.	2,499
1,781	Alliance One International, Inc.*	5,521
137	American Dairy, Inc.*	2,332
1,723	American Oriental Bioengineering, Inc.*	9,770
32	Arden Group, Inc., Class A	4,377
237	Boston Beer Co., Inc., Class A*	7,603
289	Calavo Growers, Inc.	2,549
330	Cal-Maine Foods, Inc.	8,319
451	Chattem, Inc.*	32,729
220	China Sky One Medical, Inc.*	2,246
113	Coca-Cola Bottling Co. Consolidated	4,809
2,277	Darling International, Inc.*	11,385
447	Diamond Foods, Inc.	13,508
1,303	Flowers Foods, Inc.	34,894
356	Great Atlantic & Pacific Tea Co.*	1,851
481	Green Mountain Coffee Roasters, Inc.*	17,480
122	Hain Celestial Group, Inc.*	1,920
186	HQ Sustainable Maritime Industries, Inc.*	991
23	Inter Parfums, Inc.	169
564	Lancaster Colony Corp.	17,005
159	Lance, Inc.	3,105
133	Lifeway Foods, Inc.*	902
70	Mannatech, Inc.	158
21	National Beverage Corp.*	186
916	Nu Skin Enterprises, Inc., Class A	9,856
110	Pantry, Inc. (The)*	2,127
125	Pilgrim’s Pride Corp.	144
401	Pricesmart, Inc.	5,478
161	Ralcorp Holdings, Inc.*	10,072
65	Ruddick Corp.	1,778
92	Sanderson Farms, Inc.	2,869
16	Schiff Nutrition International, Inc.*	97
1,344	Smart Balance, Inc.*	7,862
72	Spartan Stores, Inc.	1,708
374	Star Scientific, Inc.*	1,145
289	Synutra International, Inc.*	3,439
223	Tootsie Roll Industries, Inc.	5,787
367	United Natural Foods, Inc.*	6,610
197	USANA Health Sciences, Inc.*	5,983
920	Vector Group Ltd.	13,211
216	WD-40 Co.	6,178
874	Winn-Dixie Stores, Inc.*	13,066
515	Zhongpin, Inc.*	4,475
		289,279
	Energy - 5.6%

1,172	Abraxas Petroleum Corp.*	1,453
249	American Oil & Gas, Inc.*	237
108	APCO Argentina, Inc.	3,078
251	Approach Resources, Inc.*	2,181
1,060	Arena Resources, Inc.*	28,058
356	Arlington Tankers Ltd.	3,407
963	Atlas America, Inc.	14,435
775	ATP Oil & Gas Corp.*	5,177
256	Aventine Renewable Energy Holdings, Inc.*	205
1,152	Basic Energy Services, Inc.*	13,225
755	Berry Petroleum Co., Class A	8,841
475	Bill Barrett Corp.*	10,626
92	BMB Munai, Inc.*	109
240	Bolt Technology Corp.*	2,021
1,675	BPZ Resources, Inc.*	10,318
90	Cal Dive International, Inc.*	550
1,321	Cano Petroleum, Inc.*	766
573	CARBO Ceramics, Inc.	27,447
763	Carrizo Oil & Gas, Inc.*	15,794
1,053	Cheniere Energy, Inc.*	3,306
152	Clayton Williams Energy, Inc.*	6,980
608	Clean Energy Fuels Corp.*	2,949
1,272	Comstock Resources, Inc.*	53,335
1,545	Concho Resources, Inc.*	36,447
367	Contango Oil & Gas Co.*	19,282
1,121	Crosstex Energy, Inc.	4,652
643	CVR Energy, Inc.*	2,250
142	Dawson Geophysical Co.*	2,921
1,737	Delta Petroleum Corp.*	9,918
514	DHT Maritime, Inc.	2,750
228	Double Eagle Petroleum Co.*	1,546
864	Dril-Quip, Inc.*	17,003
3,176	Endeavour International Corp.*	2,001
892	Energy Partners Ltd.*	3,015
208	Energy XXI Bermuda Ltd.	231
755	ENGlobal Corp.*	2,220

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,362	Evergreen Energy, Inc.*	$898
3,922	EXCO Resources, Inc.*	30,082
1,125	FX Energy, Inc.*	3,994
2,618	Gasco Energy, Inc.*	1,623
746	General Maritime Corp.	9,668
1,060	GeoGlobal Resources, Inc.*	1,908
71	Geokinetics, Inc.*	264
67	GeoMet, Inc.*	137
171	Georesources, Inc.*	1,317
177	GMX Resources, Inc.*	5,085
828	Golar LNG Ltd.	5,357
629	Goodrich Petroleum Corp.*	22,688
6,175	Gran Tierra Energy, Inc.*	16,858
120	GreenHunter Energy, Inc.*	732
1,162	Grey Wolf, Inc.*	6,368
338	Gulf Island Fabrication, Inc.	4,871
478	Gulfmark Offshore, Inc.*	13,527
237	Gulfport Energy Corp.*	1,173
417	Houston American Energy Corp.	1,072
3,553	International Coal Group, Inc.*	10,091
2,361	ION Geophysical Corp.*	7,083
766	James River Coal Co.*	8,702
478	Knightsbridge Tankers Ltd.	7,108
139	Lufkin Industries, Inc.	6,854
727	Matrix Service Co.*	5,554
1,676	McMoRan Exploration Co.*	18,855
274	Mitcham Industries, Inc.*	1,175
559	NATCO Group, Inc., Class A*	10,135
707	National Coal Corp.*	1,329
339	Natural Gas Services Group, Inc.*	3,492
257	Nordic American Tanker Shipping	7,512
596	Northern Oil and Gas, Inc.*	2,497
540	Oilsands Quest, Inc.*	594
113	OYO Geospace Corp.*	2,572
978	Pacific Ethanol, Inc.*	655
204	Panhandle Oil and Gas, Inc., Class A	4,723
1,156	Parallel Petroleum Corp.*	3,641
562	Parker Drilling Co.*	1,720
1,162	Penn Virginia Corp.	34,895
415	Petroleum Development Corp.*	7,968
593	Petroquest Energy, Inc.*	4,157
258	PHI, Inc. (Non-Voting)*	3,186
173	Pioneer Drilling Co.*	1,270
26	PrimeEnergy Corp.*	1,409
712	Quest Resource Corp.*	235
650	RAM Energy Resources, Inc.*	741
4,629	Rentech, Inc.*	2,963
468	Rex Energy Corp.*	2,855
811	RPC, Inc.	6,975
1,179	Ship Finance International Ltd.	14,018
91	Stone Energy Corp.*	1,512
1,488	Sulphco, Inc.*	2,381
306	Superior Well Services, Inc.*	3,136
348	T-3 Energy Services, Inc.*	4,576
378	Teekay Tankers Ltd., Class A	4,128
627	Tri-Valley Corp.*	2,075
135	Union Drilling, Inc.*	910
1,115	Uranium Resources, Inc.*	569
950	USEC, Inc.*	3,657
518	Vaalco Energy, Inc.*	3,263
567	Venoco, Inc.*	1,894
1,628	Warren Resources, Inc.*	5,421
243	Westmoreland Coal Co.*	2,304
1,083	Willbros Group, Inc.*	8,956
		676,102
	Financials - 4.3%

438	Acadia Realty Trust (REIT)	6,123
360	Advance America Cash Advance Centers, Inc.	616
36	Alexander’s, Inc. (REIT)	7,661
26	Amtrust Financial Services, Inc.	232
300	Argo Group International Holdings Ltd.*	9,492
333	Asset Acceptance Capital Corp.*	2,158
254	Associated Estates Realty Corp. (REIT)	2,225
503	BGC Partners, Inc., Class A	1,911
116	Broadpoint Securities Group, Inc.*	302
424	Cardinal Financial Corp.	2,251
337	Cardtronics, Inc.*	452
359	Cash America International, Inc.	9,697
292	Cohen & Steers, Inc.	3,340
100	Consolidated-Tomoka Land Co.	3,435
710	Cousins Properties, Inc. (REIT)	7,654
107	Credit Acceptance Corp.*	1,402
217	Danvers Bancorp, Inc.	2,765
57	Diamond Hill Investment Group, Inc.	3,198
676	Dollar Financial Corp.*	5,124
12	Doral Financial Corp.*	88
198	DuPont Fabros Technology, Inc. (REIT)	424
217	EastGroup Properties, Inc. (REIT)	6,994
695	eHealth, Inc.*	7,624
76	Employers Holdings, Inc.	1,238
91	Enstar Group Ltd.*	4,325
157	Enterprise Financial Services Corp.	2,284
260	Epoch Holding Corp.	2,184
363	Equity Lifestyle Properties, Inc. (REIT)	12,560
1,074	Ezcorp, Inc., Class A*	17,710
634	FCStone Group, Inc.*	2,156
55	Fifth Street Finance Corp.	403
518	First Cash Financial Services, Inc.*	7,988
104	First Financial Bankshares, Inc.	5,434
1,005	First Marblehead Corp. (The)	1,397
75	First Mercury Financial Corp.*	912
74	Forestar Group, Inc.*	343
68	GAMCO Investors, Inc., Class A	1,865
1,845	GFI Group, Inc.	6,993
485	Greenhill & Co., Inc.	33,028
815	Grubb & Ellis Co.	1,084
50	Hancock Holding Co.	2,155
95	Highwoods Properties, Inc. (REIT)	2,269
381	Home Properties, Inc. (REIT)	14,859
517	Inland Real Estate Corp. (REIT)	5,775
1,134	Interactive Brokers Group, Inc., Class A*	20,684
118	International Assets Holding Corp.*	992
36	KBW, Inc.*	818
322	Knight Capital Group, Inc., Class A*	5,329
2,997	Ladenburg Thalmann Financial Services, Inc.*	3,147
148	Life Partners Holdings, Inc.	5,284
412	Mid-America Apartment Communities, Inc. (REIT)	15,256
208	NewStar Financial, Inc.*	990
273	Omega Healthcare Investors, Inc. (REIT)	3,614
1,184	optionsXpress Holdings, Inc.	16,683
312	Oritani Financial Corp.*	5,263
144	Pinnacle Financial Partners, Inc.*	3,960
277	Portfolio Recovery Associates, Inc.*	9,352
401	Potlatch Corp. (REIT)	10,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
320	Primus Guaranty Ltd.*	$285
601	PrivateBancorp, Inc.	18,727
120	PS Business Parks, Inc. (REIT)	5,719
173	Pzena Investment Management, Inc., Class A	612
600	Riskmetrics Group, Inc.*	8,964
171	Saul Centers, Inc. (REIT)	6,019
875	Signature Bank/NY*	26,075
51	Smithtown Bancorp, Inc.	1,018
40	Stifel Financial Corp.*	1,720
106	Suffolk Bancorp	3,509
296	Sun Communities, Inc. (REIT)	3,241
175	SVB Financial Group*	7,009
46	SY Bancorp, Inc.	1,219
880	Tanger Factory Outlet Centers (REIT)	32,243
311	Tejon Ranch Co.*	8,120
132	Thomas Properties Group, Inc.	267
566	Tower Group, Inc.	12,910
896	TradeStation Group, Inc.*	6,290
739	Trustco Bank Corp./NY	7,826
300	U.S. Global Investors, Inc., Class A	1,503
41	Universal Health Realty Income Trust (REIT)	1,286
281	ViewPoint Financial Group	4,493
733	Washington Real Estate Investment Trust (REIT)	19,402
370	Westamerica Bancorporation	19,669
129	Westwood Holdings Group, Inc.	4,038
457	World Acceptance Corp.*	8,943
		525,308
	Health Care - 20.0%

606	Abaxis, Inc.*	8,036
950	Abiomed, Inc.*	13,338
921	Acadia Pharmaceuticals, Inc.*	1,179
750	Accelrys, Inc.*	2,925
1,007	Accuray, Inc.*	5,085
1,035	Acorda Therapeutics, Inc.*	18,754
228	Acura Pharmaceuticals, Inc.*	1,774
1,287	Adolor Corp.*	2,432
293	Affymax, Inc.*	3,413
1,032	Affymetrix, Inc.*	2,828
298	Air Methods Corp.*	4,723
1,593	Akorn, Inc.*	2,613
248	Albany Molecular Research, Inc.*	2,354
2,146	Alexion Pharmaceuticals, Inc.*	72,234
667	Alexza Pharmaceuticals, Inc.*	1,201
1,731	Align Technology, Inc.*	12,117
2,667	Alkermes, Inc.*	19,682
656	Alliance Imaging, Inc.*	5,130
1,478	Allos Therapeutics, Inc.*	10,642
1,594	Allscripts Healthcare Solutions, Inc.	12,274
177	Almost Family, Inc.*	7,781
994	Alnylam Pharmaceuticals, Inc.*	18,121
639	Alpharma, Inc., Class A*	23,068
695	Alphatec Holdings, Inc.*	1,383
475	AMAG Pharmaceuticals, Inc.*	15,998
740	Amedisys, Inc.*	28,779
2,031	American Medical Systems Holdings, Inc.*	17,873
135	Amicus Therapeutics, Inc.*	1,202
877	AMN Healthcare Services, Inc.*	7,823
375	Analogic Corp.	14,648
278	Angiodynamics, Inc.*	3,317
340	Ardea Biosciences, Inc.*	3,104
545	Arena Pharmaceuticals, Inc.*	2,104
1,940	Ariad Pharmaceuticals, Inc.*	2,580
1,132	Arqule, Inc.*	3,837
1,329	Array Biopharma, Inc.*	5,024
744	Arthrocare Corp.*	9,732
835	Assisted Living Concepts, Inc., Class A*	3,899
577	athenahealth, Inc.*	15,769
42	Atrion Corp.	4,032
1,149	Auxilium Pharmaceuticals, Inc.*	25,025
299	Biodel, Inc.*	822
490	BioForm Medical, Inc.*	652
370	BioMimetic Therapeutics, Inc.*	3,182
528	Bio-Rad Laboratories, Inc., Class A*	39,156
321	Bio-Reference Labs, Inc.*	7,155
570	BMP Sunstone Corp.*	3,420
1,411	Bruker Corp.*	6,632
566	Cadence Pharmaceuticals, Inc.*	3,770
463	Cambrex Corp.*	1,611
40	Capital Senior Living Corp.*	109
305	Caraco Pharmaceutical Laboratories Ltd.*	1,324
126	CardioNet, Inc.*	2,505
920	Catalyst Health Solutions, Inc.*	20,700
839	Celera Corp.*	8,172
2,400	Cell Genesys, Inc.*	576
417	Celldex Therapeutics, Inc.*	2,706
99	Centene Corp.*	1,832
1,591	Cepheid, Inc.*	21,606
465	Chemed Corp.	18,953
308	Chindex International, Inc.*	1,848
289	Clinical Data, Inc.*	2,746
1,308	Columbia Laboratories, Inc.*	2,184
215	Computer Programs & Systems, Inc.	6,016
844	Conceptus, Inc.*	12,407
63	Conmed Corp.*	1,481
223	Corvel Corp.*	4,928
417	Cougar Biotechnology, Inc.*	10,091
156	Cross Country Healthcare, Inc.*	1,359
776	CryoLife, Inc.*	7,062
1,576	Cubist Pharmaceuticals, Inc.*	38,707
1,697	CV Therapeutics, Inc.*	15,375
664	Cyberonics, Inc.*	9,117
267	Cynosure, Inc., Class A*	2,467
853	Cypress Bioscience, Inc.*	4,572
886	Cytokinetics, Inc.*	2,295
556	Cytori Therapeutics, Inc.*	1,251
343	Datascope Corp.	17,908
2,604	Dendreon Corp.*	12,708
1,342	Depomed, Inc.*	2,080
731	DexCom, Inc.*	1,462
511	Dionex Corp.*	26,209
2,701	Discovery Laboratories, Inc.*	2,674
2,284	Durect Corp.*	9,593
1,554	Dyax Corp.*	4,040
1,517	Eclipsys Corp.*	19,903
118	Emergency Medical Services Corp., Class A*	4,003
279	Emergent Biosolutions, Inc.*	6,311
548	Emeritus Corp.*	3,737
13	Ensign Group, Inc. (The)	190
681	Enzo Biochem, Inc.*	3,466
1,248	Enzon Pharmaceuticals, Inc.*	6,128
1,206	eResearchTechnology, Inc.*	6,802
383	ev3, Inc.*	1,915
213	Exactech, Inc.*	3,730
2,934	Exelixis, Inc.*	9,066
50	Five Star Quality Care, Inc.*	71
388	Genomic Health, Inc.*	7,190

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
233	Genoptix, Inc.*	$7,393
305	Gentiva Health Services, Inc.*	7,695
1,372	Geron Corp.*	4,802
521	GTx, Inc.*	7,695
718	Haemonetics Corp.*	41,062
1,700	Halozyme Therapeutics, Inc.*	6,307
477	Hansen Medical, Inc.*	4,384
980	Healthways, Inc.*	7,928
698	HMS Holdings Corp.*	20,591
440	Human Genome Sciences, Inc.*	761
153	ICU Medical, Inc.*	4,628
699	Idenix Pharmaceuticals, Inc.*	4,047
573	Idera Pharmaceuticals, Inc.*	4,028
604	I-Flow Corp.*	2,404
1,956	Immucor, Inc.*	47,472
1,416	Immunogen, Inc.*	5,409
1,824	Immunomedics, Inc.*	3,247
2,129	Incyte Corp.*	7,111
2,165	Indevus Pharmaceuticals, Inc.*	5,412
1,179	Inspire Pharmaceuticals, Inc.*	4,244
511	Insulet Corp.*	2,499
498	Integra LifeSciences Holdings Corp.*	15,682
882	InterMune, Inc.*	10,152
166	Invacare Corp.	2,453
922	inVentiv Health, Inc.*	11,092
159	IPC The Hospitalist Co., Inc.*	2,775
514	IRIS International, Inc.*	6,579
2,521	Isis Pharmaceuticals, Inc.*	28,916
1,373	Javelin Pharmaceuticals, Inc.*	1,111
114	Jazz Pharmaceuticals, Inc.*	171
361	Kendle International, Inc.*	7,390
201	Kensey Nash Corp.*	3,714
918	KV Pharmaceutical Co., Class A*	4,204
140	Landauer, Inc.	8,039
660	Lexicon Pharmaceuticals, Inc.*	1,129
408	LHC Group, Inc.*	13,619
243	Life Sciences Research, Inc.*	2,389
2,355	Ligand Pharmaceuticals, Inc., Class B*	4,851
1,151	Luminex Corp.*	25,334
751	MannKind Corp.*	2,366
217	MAP Pharmaceuticals, Inc.*	998
577	Marshall Edwards, Inc.*	577
916	Martek Biosciences Corp.*	25,602
1,288	Masimo Corp.*	35,150
286	Maxygen, Inc.*	1,401
3,565	Medarex, Inc.*	18,003
509	MedAssets, Inc.*	6,464
150	Medical Action Industries, Inc.*	1,292
1,451	Medicines Co. (The)*	18,703
1,575	Medicis Pharmaceutical Corp., Class A	19,262
711	Medivation, Inc.*	10,601
942	Mentor Corp.	15,213
1,123	Meridian Bioscience, Inc.	26,761
772	Merit Medical Systems, Inc.*	11,202
529	Metabolix, Inc.*	3,698
434	Micrus Endovascular Corp.*	4,600
1,000	MiddleBrook Pharmaceuticals, Inc.*	1,340
494	Molecular Insight Pharmaceuticals, Inc.*	1,556
686	Momenta Pharmaceuticals, Inc.*	6,105
286	MWI Veterinary Supply, Inc.*	7,136
1,245	Myriad Genetics, Inc.*	73,804
126	Nabi Biopharmaceuticals*	503
362	Nanosphere, Inc.*	1,810
208	National Healthcare Corp.	9,441
36	National Research Corp.	964
771	Natus Medical, Inc.*	9,799
1,074	Nektar Therapeutics*	5,102
401	Neogen Corp.*	9,059
1,074	Neurocrine Biosciences, Inc.*	3,340
55	Nighthawk Radiology Holdings, Inc.*	160
1,620	Novavax, Inc.*	3,434
692	Noven Pharmaceuticals, Inc.*	7,923
1,318	NPS Pharmaceuticals, Inc.*	8,093
994	NuVasive, Inc.*	34,243
427	NxStage Medical, Inc.*	1,068
496	Obagi Medical Products, Inc.*	3,358
197	Odyssey HealthCare, Inc.*	1,609
868	Omnicell, Inc.*	9,843
401	Omrix Biopharmaceuticals, Inc.*	9,977
1,553	Onyx Pharmaceuticals, Inc.*	43,639
1,341	Opko Health, Inc.*	2,079
718	Optimer Pharmaceuticals, Inc.*	5,708
1,223	OraSure Technologies, Inc.*	4,207
560	Orexigen Therapeutics, Inc.*	3,914
157	Orthofix International N.V.*	1,879
1,848	Orthovita, Inc.*	6,191
1,596	OSI Pharmaceuticals, Inc.*	59,371
418	Osiris Therapeutics, Inc.*	7,955
1,044	Owens & Minor, Inc.	43,357
771	Pain Therapeutics, Inc.*	6,769
1,580	Parexel International Corp.*	13,146
3,331	PDL BioPharma, Inc.	31,911
66	PharmaNet Development Group, Inc.*	80
469	Pharmasset, Inc.*	7,724
1,195	Phase Forward, Inc.*	16,575
728	Pozen, Inc.*	4,958
744	Progenics Pharmaceuticals, Inc.*	6,897
299	Protalix BioTherapeutics, Inc.*	359
291	Providence Service Corp. (The)*	477
1,730	PSS World Medical, Inc.*	30,085
1,548	Psychiatric Solutions, Inc.*	39,164
1,509	Questcor Pharmaceuticals, Inc.*	12,902
788	Quidel Corp.*	10,740
547	RadNet, Inc.*	1,931
1,732	Regeneron Pharmaceuticals, Inc.*	26,777
867	Repligen Corp.*	3,381
814	Rexahn Pharmaceuticals, Inc.*	741
1,020	Rigel Pharmaceuticals, Inc.*	7,568
1,501	RTI Biologics, Inc.*	4,083
1,022	Sangamo Biosciences, Inc.*	2,514
1,513	Savient Pharmaceuticals, Inc.*	5,598
1,692	Seattle Genetics, Inc.*	14,653
1,579	Sequenom, Inc.*	26,385
443	Sirona Dental Systems, Inc.*	5,307
337	Somanetics Corp.*	5,911
469	SonoSite, Inc.*	8,484
884	Spectranetics Corp.*	2,493
763	Stereotaxis, Inc.*	3,670
1,636	STERIS Corp.	45,235
256	Sucampo Pharmaceuticals, Inc., Class A*	1,569
1,203	Sun Healthcare Group, Inc.*	12,054
1,112	Sunrise Senior Living, Inc.*	845
430	SurModics, Inc.*	9,778
294	Symmetry Medical, Inc.*	2,634
348	Synovis Life Technologies, Inc.*	4,980
466	Synta Pharmaceuticals Corp.*	2,470
506	Targacept, Inc.*	1,240
1,446	Theravance, Inc.*	9,659
1,521	Thoratec Corp.*	38,071

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,081	TomoTherapy, Inc.*	$2,497
340	TranS1, Inc.*	2,526
332	U.S. Physical Therapy, Inc.*	4,017
628	United Therapeutics Corp.*	34,433
934	Valeant Pharmaceuticals International*	18,194
781	Varian, Inc.*	28,585
197	Virtual Radiologic Corp.*	1,428
469	Vision-Sciences, Inc.*	1,055
228	Vital Images, Inc.*	2,658
1,927	Vivus, Inc.*	11,446
362	Vnus Medical Technologies, Inc.*	5,430
1,318	Volcano Corp.*	21,510
903	West Pharmaceutical Services, Inc.	32,056
1,039	Wright Medical Group, Inc.*	17,621
702	XenoPort, Inc.*	22,071
3,695	XOMA Ltd.*	3,473
585	Zoll Medical Corp.*	10,419
1,041	Zymogenetics, Inc.*	2,821
		2,426,445
	Industrials - 14.7%

451	3D Systems Corp.*	3,270
375	AAON, Inc.	7,140
246	AAR Corp.*	4,167
40	Aceto Corp.	354
1,408	Actuant Corp., Class A	25,260
981	Acuity Brands, Inc.	26,448
603	Administaff, Inc.	10,299
1,226	Advanced Battery Technologies, Inc.*	2,526
485	Advisory Board Co. (The)*	12,149
286	Aerovironment, Inc.*	9,218
1,693	Airtran Holdings, Inc.*	5,773
585	Akeena Solar, Inc.*	1,228
319	Allegiant Travel Co.*	13,762
737	Altra Holdings, Inc.*	5,675
999	American Commercial Lines, Inc.*	4,466
454	American Ecology Corp.	8,027
204	American Railcar Industries, Inc.	1,754
1,018	American Reprographics Co.*	7,971
255	American Science & Engineering, Inc.	19,347
1,173	American Superconductor Corp.*	15,355
229	American Woodmark Corp.	3,762
54	Ameron International Corp.	2,910
171	Ampco-Pittsburgh Corp.	2,847
5	Amrep Corp.*	143
405	Apogee Enterprises, Inc.	3,159
355	Applied Industrial Technologies, Inc.	6,766
95	Applied Signal Technology, Inc.	1,491
318	Argon ST, Inc.*	6,230
209	Ascent Solar Technologies, Inc.*	780
464	Astec Industries, Inc.*	14,036
243	Axsys Technologies, Inc.*	16,964
137	AZZ, Inc.*	3,296
381	Badger Meter, Inc.	11,952
1,336	Barnes Group, Inc.	17,889
2,709	Beacon Power Corp.*	1,761
582	Beacon Roofing Supply, Inc.*	6,879
370	Belden, Inc.	6,445
65	Bowne & Co., Inc.	231
146	CAI International, Inc.*	731
4,068	Capstone Turbine Corp.*	3,498
359	Casella Waste Systems, Inc., Class A*	1,799
1,248	CBIZ, Inc.*	10,021
32	CDI Corp.	327
1,342	Cenveo, Inc.*	5,046
792	Chart Industries, Inc.*	7,572
522	China Architectural Engineering, Inc.*	1,514
707	China BAK Battery, Inc.*	1,753
191	China Direct, Inc.*	300
390	China Fire & Security Group, Inc.*	2,687
401	CIRCOR International, Inc.	8,754
873	Clarcor, Inc.	28,032
552	Clean Harbors, Inc.*	34,848
160	Coleman Cable, Inc.*	856
603	Colfax Corp.*	5,765
58	Columbus McKinnon Corp.*	680
157	Consolidated Graphics, Inc.*	2,256
547	CoStar Group, Inc.*	17,843
193	CRA International, Inc.*	5,601
1,060	Curtiss-Wright Corp.	35,404
752	Deluxe Corp.	7,911
298	Duff & Phelps Corp., Class A*	3,427
199	DXP Enterprises, Inc.*	2,629
124	Dynamex, Inc.*	2,265
352	Dynamic Materials Corp.	5,597
47	DynCorp International, Inc., Class A*	698
1,307	Eagle Bulk Shipping, Inc.	5,659
732	EMCOR Group, Inc.*	11,544
1,003	Ener1, Inc.*	8,064
1,259	Energy Conversion Devices, Inc.*	35,227
278	Energy Recovery, Inc.	1,949
928	EnergySolutions, Inc.	4,232
28	EnerNOC, Inc.*	200
232	EnerSys*	1,979
69	EnPro Industries, Inc.*	1,288
725	ESCO Technologies, Inc.*	22,170
679	Esterline Technologies Corp.*	25,062
4,004	Evergreen Solar, Inc.*	10,931
286	Exponent, Inc.*	8,729
449	Flanders Corp.*	2,483
1,050	Flow International Corp.*	2,289
1,107	Force Protection, Inc.*	4,406
805	Forward Air Corp.	18,612
388	Franklin Electric Co., Inc.	11,454
36	FreightCar America, Inc.	783
527	Fuel Tech, Inc.*	4,659
1,915	FuelCell Energy, Inc.*	8,349
754	Furmanite Corp.*	4,057
401	Fushi Copperweld, Inc.*	1,524
679	Genco Shipping & Trading Ltd.	6,186
1,593	GenCorp, Inc.*	4,556
618	Genesee & Wyoming, Inc., Class A*	18,775
1,425	Geo Group, Inc. (The)*	27,502
50	GeoEye, Inc.*	999
402	Gorman-Rupp Co. (The)	11,095
2,749	GrafTech International Ltd.*	18,391
279	Graham Corp.	2,539
573	GT Solar International, Inc.*	2,017
209	Harbin Electric, Inc.*	1,668
963	Hawaiian Holdings, Inc.*	4,314
1,203	Healthcare Services Group	19,128
970	Heartland Express, Inc.	14,977
619	HEICO Corp.	19,888
128	Herley Industries, Inc.*	1,536
858	Herman Miller, Inc.	12,621
2,680	Hexcel Corp.*	20,100
654	Hill International, Inc.*	3,597
109	HNI Corp.	1,455
834	Horizon Lines, Inc., Class A	3,336

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
497	Houston Wire & Cable Co.	$3,867
670	HUB Group, Inc., Class A*	17,889
586	Hudson Highland Group, Inc.*	1,840
580	Huron Consulting Group, Inc.*	30,218
9	ICF International, Inc.*	176
108	ICT Group, Inc.*	363
682	II-VI, Inc.*	13,722
883	Innerworkings, Inc.*	4,954
47	INSTEEL Industries, Inc.	459
47	Integrated Electrical Services, Inc.*	293
1,489	Interface, Inc., Class A	8,249
40	Kaman Corp.	942
771	Kaydon Corp.	23,785
156	Key Technology, Inc.*	2,457
114	Kforce, Inc.*	775
1,597	Knight Transportation, Inc.	25,169
1,214	Knoll, Inc.	13,075
93	Korn/Ferry International*	1,145
69	K-Tron International, Inc.*	4,965
307	LaBarge, Inc.*	3,837
119	Layne Christensen Co.*	2,687
258	LECG Corp.*	1,357
333	Lindsay Corp.	12,957
152	LMI Aerospace, Inc.*	1,669
17	M&F Worldwide Corp.*	268
1,075	MasTec, Inc.*	6,891
449	McGrath Rentcorp	8,073
829	Medis Technologies Ltd.*	555
675	Metalico, Inc.*	1,694
421	Met-Pro Corp.	4,955
31	Michael Baker Corp.*	1,020
1,900	Microvision, Inc.*	2,356
473	Middleby Corp.*	15,311
303	Mine Safety Appliances Co.	7,408
808	Mobile Mini, Inc.*	10,496
122	Moog, Inc., Class A*	3,926
73	Mueller Industries, Inc.	1,701
262	Multi-Color Corp.	3,511
1,351	Navigant Consulting, Inc.*	25,547
363	NN, Inc.	508
940	Nordson Corp.	30,503
1,082	Odyssey Marine Exploration, Inc.*	3,560
544	Old Dominion Freight Line, Inc.*	12,947
88	Omega Flex, Inc.	2,200
1,636	Orbital Sciences Corp.*	28,139
251	Orion Energy Systems, Inc.*	964
603	Orion Marine Group, Inc.*	4,613
375	Pacer International, Inc.	3,634
3	Patriot Transportation Holding, Inc.*	208
568	Perini Corp.*	10,877
153	Pike Electric Corp.*	1,859
361	PMFG, Inc.*	2,924
444	Polypore International, Inc.*	2,002
194	Powell Industries, Inc.*	4,629
135	Power-One, Inc.*	169
472	PowerSecure International, Inc.*	2,181
12	Preformed Line Products Co.	465
420	PRG-Schultz International, Inc.*	1,882
174	Protection One, Inc.*	1,044
671	Quanex Building Products Corp.	6,213
446	Raven Industries, Inc.	11,395
607	RBC Bearings, Inc.*	13,791
1,270	Resources Connection, Inc.*	21,984
460	Robbins & Myers, Inc.	10,350
1,162	Rollins, Inc.	20,126
1,327	RSC Holdings, Inc.*	10,802
278	Sauer-Danfoss, Inc.	2,249
758	Spherion Corp.*	1,705
176	Standard Parking Corp.*	3,520
128	Standard Register Co. (The)	718
247	Stanley, Inc.*	7,879
216	Sterling Construction Co., Inc.*	3,555
325	Sun Hydraulics Corp.	4,946
921	SYKES Enterprises, Inc.*	17,085
114	TAL International Group, Inc.	1,287
1,748	Taser International, Inc.*	7,604
293	TBS International Ltd., Class A*	1,377
516	Team, Inc.*	14,562
989	Teledyne Technologies, Inc.*	40,173
431	Tennant Co.	10,383
1,643	Tetra Tech, Inc.*	32,926
115	Textainer Group Holdings Ltd.	1,165
81	Thermadyne Holdings Corp.*	526
956	Titan International, Inc.	9,120
204	Titan Machinery, Inc.*	2,385
928	TransDigm Group, Inc.*	32,944
115	Trex Co., Inc.*	1,559
258	Triumph Group, Inc.	8,824
118	TrueBlue, Inc.*	874
660	TurboChef Technologies, Inc.*	2,495
27	Twin Disc, Inc.	179
1,655	UAL Corp.	18,619
351	Ultralife Corp.*	3,580
36	Universal Truckload Services, Inc.*	649
1,089	Valence Technology, Inc.*	2,145
543	Vicor Corp.	3,144
114	VSE Corp.	3,803
1,175	Wabtec Corp.	45,343
2,226	Waste Connections, Inc.*	62,840
345	Watsco, Inc.	13,572
793	Watson Wyatt Worldwide, Inc., Class A	31,974
1,291	Woodward Governor Co.	27,421
580	Xerium Technologies, Inc.	690
		1,784,225
	Information Technology - 17.2%

760	3PAR, Inc.*	6,270
959	ACI Worldwide, Inc.*	15,056
758	Acme Packet, Inc.*	2,956
37	Actel Corp.*	343
1,689	Actuate Corp.*	4,442
882	Adtran, Inc.	12,524
1,274	Advanced Analogic Technologies, Inc.*	3,198
192	Advanced Energy Industries, Inc.*	1,494
464	Advent Software, Inc.*	10,347
608	Airvana, Inc.*	2,870
415	American Software, Inc., Class A	1,689
378	Amkor Technology, Inc.*	832
1,748	Anadigics, Inc.*	2,168
72	Anixter International, Inc.*	1,973
579	Applied Micro Circuits Corp.*	2,142
193	ArcSight, Inc.*	1,062
2,049	Ariba, Inc.*	16,494
3,596	Art Technology Group, Inc.*	6,904
1,460	Aruba Networks, Inc.*	3,460
967	AsiaInfo Holdings, Inc.*	10,666
164	Asyst Technologies, Inc.*	72
1,658	Atheros Communications, Inc.*	24,207
895	ATMI, Inc.*	10,668
700	AuthenTec, Inc.*	1,120
376	Avanex Corp.*	429
356	Bankrate, Inc.*	9,779

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22	Bel Fuse, Inc., Class B	$429
330	Benchmark Electronics, Inc.*	4,184
916	BigBand Networks, Inc.*	3,334
1,155	Blackbaud, Inc.	14,438
864	Blackboard, Inc.*	21,280
924	Blue Coat Systems, Inc.*	8,214
655	Cabot Microelectronics Corp.*	16,224
174	CACI International, Inc., Class A*	7,727
841	Callidus Software, Inc.*	1,716
190	Cass Information Systems, Inc.	6,745
846	Cavium Networks, Inc.*	9,179
416	Ceva, Inc.*	3,074
641	China Information Security Technology, Inc.*	2,564
791	China Security & Surveillance Technology, Inc.*	4,532
839	Chordiant Software, Inc.*	2,307
1,218	Cirrus Logic, Inc.*	5,140
668	Cogent, Inc.*	8,978
1,170	Cognex Corp.	15,947
719	Cogo Group, Inc.*	2,445
47	Cohu, Inc.	526
1,194	Commvault Systems, Inc.*	12,239
395	Compellent Technologies, Inc.*	4,242
503	comScore, Inc.*	4,688
676	Comtech Telecommunications Corp.*	32,063
579	Comverge, Inc.*	2,351
1,205	Concur Technologies, Inc.*	33,077
566	Constant Contact, Inc.*	7,896
25	CPI International, Inc.*	234
258	Cray, Inc.*	485
529	CSG Systems International, Inc.*	8,908
1,926	Cybersource Corp.*	17,873
208	Cymer, Inc.*	4,886
917	Daktronics, Inc.	8,354
922	Data Domain, Inc.*	14,983
868	DealerTrack Holdings, Inc.*	10,286
324	Deltek, Inc.*	1,555
547	DemandTec, Inc.*	3,971
443	DG FastChannel, Inc.*	7,420
440	Dice Holdings, Inc.*	1,404
129	Digi International, Inc.*	1,189
152	Digimarc Corp.*	1,368
1,038	Digital River, Inc.*	21,933
809	Diodes, Inc.*	3,778
751	DivX, Inc.*	3,620
484	Double-Take Software, Inc.*	3,819
498	DTS, Inc.*	8,252
3,064	Earthlink, Inc.*	20,406
171	Ebix, Inc.*	4,433
829	Echelon Corp.*	5,297
1,890	Elixir Gaming Technologies, Inc.*	95
2,051	Emcore Corp.*	4,020
192	Entegris, Inc.*	267
227	Entropic Communications, Inc.*	227
1,712	Entrust, Inc.*	2,414
652	EPIQ Systems, Inc.*	10,588
99	Exar Corp.*	667
397	ExlService Holdings, Inc.*	2,819
1,065	FalconStor Software, Inc.*	3,089
464	FARO Technologies, Inc.*	6,677
11,022	Finisar Corp.*	4,849
828	Formfactor, Inc.*	11,203
434	Forrester Research, Inc.*	9,947
1,133	Foundry Networks, Inc.*	17,550
1,654	Gartner, Inc.*	25,405
700	Global Cash Access Holdings, Inc.*	2,163
376	Globecomm Systems, Inc.*	1,951
655	GSI Commerce, Inc.*	5,214
259	Guidance Software, Inc.*	878
1,150	Hackett Group, Inc. (The)*	3,427
1,178	Harmonic, Inc.*	6,067
682	Heartland Payment Systems, Inc.	11,717
547	Hittite Microwave Corp.*	15,983
337	HSW International, Inc.*	118
199	Hughes Communications, Inc.*	3,483
1,091	Hypercom Corp.*	862
212	ICx Technologies, Inc.*	1,658
610	iGate Corp.*	3,721
445	Immersion Corp.*	1,722
2,591	Infinera Corp.*	25,288
2,472	Informatica Corp.*	34,311
554	Infospace, Inc.	4,327
473	Integral Systems, Inc.*	11,352
387	Interactive Intelligence, Inc.*	2,883
1,268	InterDigital, Inc.*	33,627
1,720	Intermec, Inc.*	22,842
708	Internap Network Services Corp.*	1,940
275	Internet Brands, Inc., Class A*	1,724
667	Internet Capital Group, Inc.*	2,455
1,077	Interwoven, Inc.*	14,012
537	IPG Photonics Corp.*	7,298
689	Isilon Systems, Inc.*	2,246
711	Ixia*	4,366
504	IXYS Corp.	3,669
1,241	j2 Global Communications, Inc.*	24,224
1,932	Jack Henry & Associates, Inc.	35,568
52	JDA Software Group, Inc.*	685
490	Kenexa Corp.*	2,960
73	Keynote Systems, Inc.*	556
789	Knot, Inc. (The)*	5,933
204	Kopin Corp.*	428
1,494	Kulicke & Soffa Industries, Inc.*	2,107
213	L-1 Identity Solutions, Inc.*	1,244
1,631	Lattice Semiconductor Corp.*	2,479
3,297	Lawson Software, Inc.*	12,924
445	Limelight Networks, Inc.*	1,206
408	Liquidity Services, Inc.*	3,003
262	Littelfuse, Inc.*	3,940
816	LoopNet, Inc.*	5,239
177	LTX-Credence Corp.*	65
176	Macrovision Solutions Corp.*	2,070
1,228	Magma Design Automation, Inc.*	2,186
689	Manhattan Associates, Inc.*	10,576
573	Mantech International Corp., Class A*	31,183
664	Marchex, Inc., Class B	3,705
70	MAXIMUS, Inc.	2,198
509	Maxwell Technologies, Inc.*	2,484
165	Mentor Graphics Corp.*	1,119
710	MercadoLibre, Inc.*	8,747
1,388	Micrel, Inc.	10,271
2,276	Micros Systems, Inc.*	37,895
2,195	Microsemi Corp.*	42,781
254	MicroStrategy, Inc., Class A*	9,063
1,515	Microtune, Inc.*	3,485
319	Midway Games, Inc.*	121
153	MIPS Technologies, Inc.*	207
85	MKS Instruments, Inc.*	1,216
729	Monolithic Power Systems, Inc.*	6,977
299	Monotype Imaging Holdings, Inc.*	1,615
3,584	Move, Inc.*	4,265
170	MTS Systems Corp.	4,422
213	Multi-Fineline Electronix, Inc.*	2,224

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
182	NCI, Inc., Class A*	$5,238
100	Ness Technologies, Inc.*	471
1,255	Net 1 UEPS Technologies, Inc.*	12,801
1,103	Netezza Corp.*	7,964
164	Netgear, Inc.*	1,984
478	Netlogic Microsystems, Inc.*	8,910
694	Netscout Systems, Inc.*	5,517
197	NetSuite, Inc.*	1,708
464	Neutral Tandem, Inc.*	6,825
1,353	Nextwave Wireless, Inc.*	162
1,114	NIC, Inc.	5,158
391	Novatel Wireless, Inc.*	1,498
130	NVE Corp.*	3,002
1,741	Omniture, Inc.*	17,306
122	Omnivision Technologies, Inc.*	732
805	Online Resources Corp.*	2,560
236	OpenTV Corp., Class A*	274
212	Oplink Communications, Inc.*	1,601
333	Opnet Technologies, Inc.*	3,676
296	Opnext, Inc.*	613
724	Orbcomm, Inc.*	1,339
348	OSI Systems, Inc.*	4,830
2,558	Palm, Inc.*	6,114
3,052	Parametric Technology Corp.*	35,281
464	Park Electrochemical Corp.	8,250
642	Parkervision, Inc.*	2,375
255	PC Mall, Inc.*	938
333	PC-Tel, Inc.	2,011
401	Pegasystems, Inc.	4,752
616	Pericom Semiconductor Corp.*	3,333
770	Phoenix Technologies Ltd.*	2,572
1,017	Plexus Corp.*	16,964
746	PLX Technology, Inc.*	1,559
3,596	PMC - Sierra, Inc.*	14,420
2,269	Polycom, Inc.*	42,725
849	Power Integrations, Inc.	15,537
772	Presstek, Inc.*	1,891
1,056	Progress Software Corp.*	22,472
360	PROS Holdings, Inc.*	1,735
347	QAD, Inc.	1,412
488	Quality Systems, Inc.	14,674
3,237	Quantum Corp.*	388
93	Rackable Systems, Inc.*	371
358	Rackspace Hosting, Inc.*	2,470
773	Radiant Systems, Inc.*	3,788
1,013	RealNetworks, Inc.*	3,849
268	Renaissance Learning, Inc.	2,546
776	RightNow Technologies, Inc.*	6,255
15	Rimage Corp.*	212
1,566	Riverbed Technology, Inc.*	14,705
830	Rofin-Sinar Technologies, Inc.*	19,704
370	Rubicon Technology, Inc.*	1,687
91	Rudolph Technologies, Inc.*	300
1,039	S1 Corp.*	7,772
260	Safeguard Scientifics, Inc.*	182
4,610	Sanmina-SCI Corp.*	2,950
2,452	Sapient Corp.*	9,661
1,049	SAVVIS, Inc.*	8,256
555	Scansource, Inc.*	9,441
524	Semitool, Inc.*	1,955
1,630	Semtech Corp.*	18,452
1,027	ShoreTel, Inc.*	4,539
614	Sigma Designs, Inc.*	5,729
2,049	Silicon Image, Inc.*	7,745
3,074	Skyworks Solutions, Inc.*	16,569
709	Smith Micro Software, Inc.*	3,623
1,440	Solera Holdings, Inc.*	28,181
376	Sonic Solutions, Inc.*	481
175	SonicWALL, Inc.*	686
5,696	Sonus Networks, Inc.*	8,829
450	Sourcefire, Inc.*	2,601
340	Spansion, Inc., Class A*	85
499	SPSS, Inc.*	12,196
636	SRA International, Inc., Class A*	9,553
344	Standard Microsystems Corp.*	5,243
831	Starent Networks Corp.*	8,268
857	STEC, Inc.*	4,671
577	Stratasys, Inc.*	6,439
679	SuccessFactors, Inc.*	4,210
525	Super Micro Computer, Inc.*	2,735
310	Supertex, Inc.*	6,464
884	SupportSoft, Inc.*	1,777
573	Switch & Data Facilities Co., Inc.*	2,985
1,863	Sybase, Inc.*	45,904
577	Sycamore Networks, Inc.*	1,771
497	Symyx Technologies, Inc.*	1,998
950	Synaptics, Inc.*	20,872
612	Synchronoss Technologies, Inc.*	4,296
362	Syntel, Inc.	8,695
2,147	Take-Two Interactive Software, Inc.*	26,086
727	Taleo Corp., Class A*	4,696
73	Technitrol, Inc.	256
388	TechTarget, Inc.*	1,777
428	Techwell, Inc.*	2,375
205	Tekelec*	2,511
939	TeleCommunication Systems, Inc., Class A*	7,418
1,091	TeleTech Holdings, Inc.*	9,623
1,475	Terremark Worldwide, Inc.*	5,354
1,349	Tessera Technologies, Inc.*	24,795
305	TheStreet.com, Inc.	1,034
1,283	THQ, Inc.*	6,081
2,846	TiVo, Inc.*	14,287
613	TNS, Inc.*	5,241
309	Transmeta Corp.*	5,547
674	Trident Microsystems, Inc.*	1,132
148	TTM Technologies, Inc.*	756
1,060	Tyler Technologies, Inc.*	13,388
688	Ultimate Software Group, Inc.*	10,533
652	Ultratech, Inc.*	8,183
390	Unica Corp.*	1,517
808	Universal Display Corp.*	5,890
157	Utstarcom, Inc.*	298
2,420	Valueclick, Inc.*	14,931
752	Vasco Data Security International, Inc.*	7,851
753	Veeco Instruments, Inc.*	4,465
998	VeriFone Holdings, Inc.*	4,102
147	Viasat, Inc.*	3,150
368	Vignette Corp.*	3,202
179	Virtusa Corp.*	888
1,233	VistaPrint Ltd.*	20,160
447	Vocus, Inc.*	8,122
709	Volterra Semiconductor Corp.*	5,303
176	Web.com Group, Inc.*	445
1,139	Websense, Inc.*	18,418
2,010	Wind River Systems, Inc.*	16,763
1,019	Wright Express Corp.*	11,596
		2,079,097
	Materials - 2.2%

153	AEP Industries, Inc.*	3,172
1,108	Allied Nevada Gold Corp.*	3,158
237	AMCOL International Corp.	4,773

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
496	American Vanguard Corp.	$4,841
331	Apex Silver Mines Ltd.*	268
238	Arch Chemicals, Inc.	6,873
504	Balchem Corp.	13,119
158	Bway Holding Co.*	760
1,144	Calgon Carbon Corp.*	14,609
474	Compass Minerals International, Inc.	26,539
294	Deltic Timber Corp.	14,088
1,068	Ferro Corp.	6,867
632	Flotek Industries, Inc.*	1,902
1,425	General Moly, Inc.*	1,639
299	General Steel Holdings, Inc.*	1,002
197	GenTek, Inc.*	3,629
4,036	Graphic Packaging Holding Co.*	6,659
83	Haynes International, Inc.*	1,513
172	Headwaters, Inc.*	977
295	ICO, Inc.*	1,325
154	Innophos Holdings, Inc.	2,538
400	Innospec, Inc.	2,304
36	Koppers Holdings, Inc.	771
649	Landec Corp.*	4,504
319	LSB Industries, Inc.*	2,865
242	Minerals Technologies, Inc.	11,362
451	Myers Industries, Inc.	2,742
377	NewMarket Corp.	12,622
114	NL Industries, Inc.	1,306
191	Olympic Steel, Inc.	3,343
240	Quaker Chemical Corp.	3,074
402	Rock-Tenn Co., Class A	13,576
841	ShengdaTech, Inc.*	3,347
354	Silgan Holdings, Inc.	16,015
2,028	Solutia, Inc.*	13,790
71	Stepan Co.	3,265
305	Stillwater Mining Co.*	955
113	Sutor Technology Group Ltd.*	214
651	Texas Industries, Inc.	20,090
29	United States Lime & Minerals, Inc.*	778
17	Universal Stainless & Alloy*	207
323	Worthington Industries, Inc.	4,289
1,549	WR Grace & Co.*	7,946
585	Zep, Inc.	10,594
770	Zoltek Cos., Inc.*	6,199
		266,409
	Telecommunication Services - 1.1%

620	Alaska Communications Systems Group, Inc.	6,014
670	Cbeyond, Inc.*	10,191
1,611	Centennial Communications Corp.*	12,453
1,327	Cogent Communications Group, Inc.*	7,298
236	Consolidated Communications Holdings, Inc.	2,402
237	Global Crossing Ltd.*	1,818
133	Hungarian Telephone & Cable Corp.*	1,237
935	ICO Global Communications Holdings Ltd.*	1,590
109	Iowa Telecommunications Services, Inc.	1,667
153	iPCS, Inc.*	1,140
833	NTELOS Holdings Corp.	18,501
2,591	PAETEC Holding Corp.*	3,757
1,481	Premiere Global Services, Inc.*	9,034
591	Shenandoah Telecommunications Co.	14,692
688	Syniverse Holdings, Inc.*	6,722
487	TerreStar Corp.*	209
3,608	tw telecom, Inc.*	27,529
848	Virgin Mobile USA, Inc., Class A*	848
1,203	Vonage Holdings Corp.*	1,263
		128,365
	Utilities - 0.7%

334	Cadiz, Inc.*	4,071
405	Consolidated Water Co., Inc.	4,333
1,380	ITC Holdings Corp.	57,960
501	Ormat Technologies, Inc.	15,080
22	SJW Corp.	616
417	Synthesis Energy Systems, Inc.*	409
1,732	U.S. Geothermal, Inc.*	970
		83,439
	Total Common Stock (Cost $11,152,065)	9,406,683

No. of Warrants
	Warrants - 0.0%
19	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements - 59.7%
$963,372	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $963,389(b)	963,372
963,372	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $963,396(c)	963,372
72,253	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $72,254(d)	72,253
240,843	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $240,859(e)	240,843
481,686	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $481,719(f)	481,686
1,685,900	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,685,939(g)	1,685,900
1,445,056	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,445,080(h)	1,445,056
1,373,897	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,373,926(i)	1,373,897
	Total Repurchase Agreements (Cost $7,226,379)	7,226,379
	Total Investments (Cost $18,378,444) — 137.4%	16,633,062
	Liabilities in excess of other assets — (37.4)%	(4,530,001)
	Net Assets — 100.0%	$12,103,061

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $982,640. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $982,640. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $73,701. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $245,661. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $491,320. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,719,620. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,473,959.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,401,378. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,748
Aggregate gross unrealized depreciation	(4,116,888)
Net unrealized depreciation	$(3,904,140)
Federal income tax cost of investments	$20,537,202

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/08/08	$4,206,308	$(3,793,692)

Equity Index Swap Agreement based on Russell 2000 Growth® Index	12/08/08	10,091,174	(800,180)

		$14,297,482	$(4,593,872)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Consumer Services

Shares		Value
	Common Stocks (a) — 85.1%
	Airlines — 1.7%

266	Alaska Air Group, Inc.*	$6,105
1,846	AMR Corp.*	16,208
807	Continental Airlines, Inc., Class B*	11,847
4,375	Delta Air Lines, Inc.*	38,544
1,341	JetBlue Airways Corp.*	7,027
418	Skywest, Inc.	6,353
5,398	Southwest Airlines Co.	46,693
930	UAL Corp.	10,462
		143,239
	Commercial Services & Supplies — 0.1%

471	Copart, Inc.*	12,561

	Computers & Peripherals — 0.0%

219	Avid Technology, Inc.*	2,742

	Diversified Consumer Services — 3.1%

952	Apollo Group, Inc., Class A*	73,152
662	Career Education Corp.*	12,234
622	Corinthian Colleges, Inc.*	10,002
459	DeVry, Inc.	26,383
2,396	H&R Block, Inc.	45,835
459	Hillenbrand, Inc.	7,307
284	ITT Educational Services, Inc.*	25,583
224	Matthews International Corp., Class A	9,146
61	Pre-Paid Legal Services, Inc.*	2,440
320	Regis Corp.	3,517
1,919	Service Corp. International	11,169
492	Sotheby’s	4,890
611	Stewart Enterprises, Inc., Class A	1,949
110	Strayer Education, Inc.	26,357
		259,964
	Electronic Equipment, Instruments & Components — 0.1%

385	Dolby Laboratories, Inc., Class A*	11,481

	Energy Equipment & Services — 0.1%

335	IHS, Inc., Class A*	12,157

	Food & Staples Retailing — 23.8%

435	BJ’s Wholesale Club, Inc.*	15,564
367	Casey’s General Stores, Inc.	10,882
3,219	Costco Wholesale Corp.	165,682
10,528	CVS/Caremark Corp.	304,575
4,486	Kroger Co. (The)	124,083
4,238	Rite Aid Corp.*	2,204
315	Ruddick Corp.	8,618
3,249	Safeway, Inc.	70,828
1,566	SUPERVALU, Inc.	18,651
4,421	SYSCO Corp.	103,672
286	United Natural Foods, Inc.*	5,151
7,293	Walgreen Co.	180,429
17,944	Wal-Mart Stores, Inc.	1,002,711
1,022	Whole Foods Market, Inc.	10,813
		2,023,863
	Health Care Providers & Services — 2.7%

1,165	AmerisourceBergen Corp.	36,523
2,618	Cardinal Health, Inc.	85,137
163	Chemed Corp.	6,644
2,041	McKesson Corp.	71,312
790	Omnicare, Inc.	19,047
613	VCA Antech, Inc.*	11,678
		230,341
	Hotels, Restaurants & Leisure — 11.8%

360	Bally Technologies, Inc.*	6,649
224	Bob Evans Farms, Inc.	3,757
421	Boyd Gaming Corp.	1,852
745	Brinker International, Inc.	4,947
677	Burger King Holdings, Inc.	14,562
3,109	Carnival Corp.	65,289
159	CBRL Group, Inc.	3,073
185	CEC Entertainment, Inc.*	3,184
456	Cheesecake Factory (The)*	3,320
112	Chipotle Mexican Grill, Inc., Class A*	5,553
136	Chipotle Mexican Grill, Inc., Class B*	6,268
253	Choice Hotels International, Inc.	6,353
946	Darden Restaurants, Inc.	17,302
117	DineEquity, Inc.	1,489
296	Gaylord Entertainment Co.*	2,720
2,184	International Game Technology	23,391
207	International Speedway Corp., Class A	5,372
286	Interval Leisure Group, Inc.*	1,516
416	Jack in the Box, Inc.*	7,280
2,107	Las Vegas Sands Corp.*	10,893
260	Life Time Fitness, Inc.*	3,892
2,270	Marriott International, Inc., Class A	38,113
8,334	McDonald’s Corp.	489,623
700	MGM Mirage*	8,386
317	Orient-Express Hotels Ltd., Class A	2,171
210	Panera Bread Co., Class A*	9,332
161	Papa John’s International, Inc.*	2,853
546	Penn National Gaming, Inc.*	11,575
160	PF Chang’s China Bistro, Inc.*	2,997
434	Pinnacle Entertainment, Inc.*	2,474
983	Royal Caribbean Cruises Ltd.	9,260
392	Ruby Tuesday, Inc.*	451
504	Scientific Games Corp., Class A*	7,565
452	Sonic Corp.*	3,819
5,375	Starbucks Corp.*	47,999
1,272	Starwood Hotels & Resorts Worldwide, Inc.	21,446
222	Vail Resorts, Inc.*	4,829
3,099	Wendy’s/Arby’s Group, Inc., Class A	12,458
333	WMS Industries, Inc.*	8,208
1,311	Wyndham Worldwide Corp.	6,267
490	Wynn Resorts Ltd.*	19,512
3,453	Yum! Brands, Inc.	93,024
		1,001,024
	Household Durables — 0.0%

335	American Greetings Corp., Class A	3,859

	Internet & Catalog Retail — 1.7%

2,266	Amazon.com, Inc.*	96,758
1,541	Expedia, Inc.*	12,945
286	HSN, Inc.*	1,070
4,153	Liberty Media Corp. - Interactive, Class A*	10,922
354	NetFlix, Inc.*	8,135
259	priceline.com, Inc.*	17,871
286	Ticketmaster Entertainment, Inc.*	1,141
		148,842

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Internet Software & Services — 1.4%

8,226	eBay, Inc.*	$108,007
694	RealNetworks, Inc.*	2,637
697	Valueclick, Inc.*	4,301
		114,945
	Media — 19.2%

201	Arbitron, Inc.	2,820
92	Ascent Media Corp., Class A*	1,840
640	Belo Corp., Class A	1,235
1,716	Cablevision Systems Corp., Class A	25,157
4,298	CBS Corp., Class B	28,625
2,803	Charter Communications, Inc., Class A*	533
14,025	Comcast Corp., Class A	243,193
6,255	Comcast Corp., Special, Class A	104,896
387	CTC Media, Inc.*	1,645
4,249	DIRECTV Group, Inc. (The)*	93,520
981	Discovery Communications, Inc., Class A*	14,715
1,029	Discovery Communications, Inc., Class C*	15,569
1,549	DISH Network Corp., Class A*	17,163
437	DreamWorks Animation SKG, Inc., Class A*	10,095
1,693	Gannett Co., Inc.	14,746
281	Harte-Hanks, Inc.	1,678
3,501	Interpublic Group of Cos., Inc.*	14,319
359	John Wiley & Sons, Inc., Class A	12,910
477	Lamar Advertising Co., Class A*	7,093
1,098	Liberty Global, Inc., Class A*	15,910
1,134	Liberty Global, Inc., Class C*	15,989
771	Liberty Media Corp. - Capital, Class A*	2,552
3,622	Liberty Media Corp. - Entertainment, Class A*	42,993
555	Live Nation, Inc.*	2,714
418	McClatchy Co., Class A	815
2,363	McGraw-Hill Cos., Inc. (The)	59,075
266	Meredith Corp.	4,293
846	New York Times Co. (The), Class A	6,379
13,352	News Corp., Class A	105,481
3,200	News Corp., Class B	26,208
2,363	Omnicom Group, Inc.	66,849
571	Regal Entertainment Group, Class A	5,236
245	Scholastic Corp.	3,741
640	Scripps Networks Interactive, Inc., Class A	17,786
392	Sinclair Broadcast Group, Inc., Class A	1,239
23,371	Sirius XM Radio, Inc.*	4,868
1,149	Time Warner Cable, Inc., Class A*	23,325
26,322	Time Warner, Inc.	238,214
349	Valassis Communications, Inc.*	516
86	Viacom, Inc., Class A*	1,512
4,148	Viacom, Inc., Class B*	66,036
12,939	Walt Disney Co. (The)	291,386
47	Washington Post Co. (The), Class B	18,607
		1,633,476
	Multiline Retail — 4.8%

398	99 Cents Only Stores*	4,290
601	Big Lots, Inc.*	10,530
457	Dillard’s, Inc., Class A	1,673
665	Dollar Tree, Inc.*	28,169
971	Family Dollar Stores, Inc.	26,974
274	Fred’s, Inc., Class A	3,151
1,433	JC Penney Co., Inc.	27,213
2,138	Kohl’s Corp.*	69,827
3,084	Macy’s, Inc.	22,883
1,237	Nordstrom, Inc.	14,065
928	Saks, Inc.*	4,000
531	Sears Holdings Corp.*	19,249
5,187	Target Corp.	175,113
		407,137
	Professional Services — 0.4%

415	Dun & Bradstreet Corp.	33,200

	Road & Rail — 0.0%

750	Avis Budget Group, Inc.*	570
976	Hertz Global Holdings, Inc.*	3,406
		3,976
	Software — 0.2%

326	Factset Research Systems, Inc.	13,040

	Specialty Retail — 13.8%

637	Abercrombie & Fitch Co., Class A	12,313
693	Advance Auto Parts, Inc.	21,039
490	Aeropostale, Inc.*	7,409
1,296	American Eagle Outfitters, Inc.	12,442
430	AnnTaylor Stores Corp.*	1,931
817	AutoNation, Inc.*	6,977
317	Autozone, Inc.*	34,623
276	Barnes & Noble, Inc.	4,355
1,924	Bed Bath & Beyond, Inc.*	39,038
2,466	Best Buy Co., Inc.	51,071
830	Blockbuster, Inc., Class A*	988
361	Borders Group, Inc.	386
316	Brown Shoe Co., Inc.	1,782
1,451	Carmax, Inc.*	11,042
204	Cato Corp. (The), Class A	2,848
723	Charming Shoppes, Inc.*	1,084
1,292	Chico’s FAS, Inc.*	3,295
182	Childrens Place Retail Stores, Inc. (The)*	4,268
263	Christopher & Banks Corp.	886
471	Collective Brands, Inc.*	3,603
626	Dick’s Sporting Goods, Inc.*	7,894
329	Dress Barn, Inc.*	2,576
1,153	Foot Locker, Inc.	7,760
1,117	GameStop Corp., Class A*	24,406
3,883	Gap, Inc. (The)	50,557
140	Genesco, Inc.*	1,884
177	Group 1 Automotive, Inc.	1,857
451	Guess?, Inc.	5,967
210	Gymboree Corp.*	5,281
12,491	Home Depot, Inc.	288,667
384	J. Crew Group, Inc.*	3,894
10,761	Lowe’s Cos., Inc.	222,322
2,135	Ltd Brands, Inc.	19,877
343	Men’s Wearhouse, Inc. (The)	3,650
2,002	Office Depot, Inc.*	3,944
556	OfficeMax, Inc.	3,030
980	O’Reilly Automotive, Inc.*	25,549
502	Pacific Sunwear of California*	758
336	PEP Boys-Manny Moe & Jack	1,512
939	PetSmart, Inc.	16,479
595	Pier 1 Imports, Inc.*	530
963	RadioShack Corp.	9,486
490	Rent-A-Center, Inc.*	8,041
976	Ross Stores, Inc.	25,864
618	Sally Beauty Holdings, Inc.*	2,688
5,198	Staples, Inc.	90,237

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
938	Tiffany & Co.	$18,563
3,082	TJX Cos., Inc.	70,331
244	Tractor Supply Co.*	9,365
185	Tween Brands, Inc.*	710
878	Urban Outfitters, Inc.*	15,953
627	Williams-Sonoma, Inc.	4,395
262	Zale Corp.*	1,554
		1,176,961
	Textiles, Apparel & Luxury Goods — 0.2%

414	Polo Ralph Lauren Corp.	17,885

	Thrifts & Mortgage Finance — 0.0%

1	Tree.com, Inc.*	2

	Total Common Stock (Cost $7,864,150)	7,250,695

Principal Amount
	Repurchase Agreements - 26.8%
$304,209	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $304,214(b)	304,209
304,209	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $304,217(c)	304,209
22,816	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $22,816(d)	22,816
76,052	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $76,057(e)	76,052
152,104	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $152,114(f)	152,104
532,366	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $532,378(g)	532,366
456,313	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $456,321(h)	456,313
433,843	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $433,852(i)	433,843
	Total Repurchase Agreements (Cost $2,281,912)	2,281,912
	Total Investments (Cost $10,146,062) — 111.9%	9,532,607
	Liabilities in excess of other assets — (11.9%)	(1,013,563)

	Net Assets — 100.0%	$8,519,044

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $310,293. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $310,293. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $23,273. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $77,573. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $155,146. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $543,014. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $465,439.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $442,521. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$692
Aggregate gross unrealized depreciation	(1,910,174)
Net unrealized depreciation	$(1,909,482)
Federal income tax cost of investments	$11,442,089

See accompanying notes to the financial statements.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Inded	12/08/08	$3,162,208	$(84,496)

Equity Index Swap based on the Dow Jones U.S. Consumer ServicesSM Index	12/08/08	6,548,396	(441,533)

		$9,710,604	$(526,029)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 89.0%
	Capital Markets — 13.6%

64,785	Affiliated Managers Group, Inc.*	$1,813,980
354,469	Ameriprise Financial, Inc.	6,543,498
1,814,724	Bank of New York Mellon Corp. (The)	54,822,812
32,633	BlackRock, Inc.	4,102,294
1,500,872	Charles Schwab Corp. (The)	27,510,984
704,515	E*Trade Financial Corp.*	951,095
183,760	Eaton Vance Corp.	3,513,491
152,983	Federated Investors, Inc., Class B	3,036,713
252,917	Franklin Resources, Inc.	15,364,708
316,816	GLG Partners, Inc.	804,713
635,970	Goldman Sachs Group, Inc. (The)	50,235,270
618,110	Invesco Ltd.	7,757,281
68,848	Investment Technology Group, Inc.*	1,151,827
254,656	Janus Capital Group, Inc.	2,075,446
185,519	Jefferies Group, Inc.	2,307,856
149,370	Knight Capital Group, Inc., Class A*	2,472,073
109,514	Lazard Ltd., Class A	3,423,408
221,722	Legg Mason, Inc.	3,995,430
2,042,430	Merrill Lynch & Co., Inc.	27,000,925
155,759	MF Global Ltd.*	408,089
1,605,559	Morgan Stanley	23,681,995
350,890	Northern Trust Corp.	16,102,342
74,493	optionsXpress Holdings, Inc.	1,049,606
29,849	Piper Jaffray Cos.*	1,130,979
153,631	Raymond James Financial, Inc.	3,375,273
221,716	SEI Investments Co.	3,427,729
688,264	State Street Corp.	28,982,797
43,766	SWS Group, Inc.	639,859
413,037	T. Rowe Price Group, Inc.	14,129,996
384,202	TD Ameritrade Holding Corp.*	5,109,887
137,096	Waddell & Reed Financial, Inc., Class A	1,842,570
		318,764,926
	Commercial Banks — 20.4%

189,881	Associated Banc-Corp	4,126,114
123,602	Bancorpsouth, Inc.	2,748,908
77,746	Bank of Hawaii Corp.	3,468,249
878,883	BB&T Corp.	26,340,124
35,776	BOK Financial Corp.	1,659,649
78,211	Cathay General Bancorp	1,604,890
152,990	Citizens Republic Bancorp, Inc.	361,056
62,409	City National Corp./CA	2,738,507
321,589	Colonial BancGroup, Inc. (The)	807,188
240,395	Comerica, Inc.	5,420,907
98,061	Commerce Bancshares, Inc./MO	4,296,052
88,343	Cullen/Frost Bankers, Inc.	4,789,074
100,292	East West Bancorp, Inc.	1,484,322
842,474	Fifth Third Bancorp	8,054,051
123,573	First Bancorp/Puerto Rico	1,351,889
321,318	First Horizon National Corp.	3,434,889
77,743	First Midwest Bancorp, Inc./IL	1,431,249
118,969	FirstMerit Corp.	2,617,318
136,426	FNB Corp./PA	1,686,225
74,472	Frontier Financial Corp.	212,990
276,318	Fulton Financial Corp.	3,072,656
41,268	Hancock Holding Co.	1,779,064
584,516	Huntington Bancshares, Inc./OH	4,676,128
85,027	International Bancshares Corp.	1,998,135
788,164	Keycorp	7,392,978
125,191	M&T Bank Corp.	8,043,522
387,514	Marshall & Ilsley Corp.	5,987,091
1,023,416	National City Corp.	2,057,066
106,634	Old National Bancorp/IN	1,831,972
74,138	Pacific Capital Bancorp N.A.	1,171,380
41,440	PacWest Bancorp	1,102,304
17,805	Park National Corp.	1,219,464
551,251	PNC Financial Services Group, Inc.	29,089,515
407,291	Popular, Inc.	2,545,569
73,824	Prosperity Bancshares, Inc.	2,436,930
52,645	Provident Bankshares Corp.	495,916
1,108,198	Regions Financial Corp.	11,292,538
116,156	South Financial Group, Inc. (The)	501,794
116,970	Sterling Bancshares, Inc./TX	783,699
82,088	Sterling Financial Corp./WA	436,708
563,617	SunTrust Banks, Inc.	17,883,567
136,542	Susquehanna Bancshares, Inc.	2,086,362
51,872	SVB Financial Group*	2,077,474
436,239	Synovus Financial Corp.	3,629,508
197,648	TCF Financial Corp.	3,300,722
80,774	Trustmark Corp.	1,612,249
2,751,347	U.S. Bancorp	74,231,342
176,215	UCBH Holdings, Inc.	817,638
49,223	UMB Financial Corp.	2,353,352
95,237	Umpqua Holdings Corp.	1,260,938
69,143	United Bankshares, Inc.	2,299,005
77,149	United Community Banks, Inc./GA	1,016,824
201,004	Valley National Bancorp	3,885,407
3,442,485	Wachovia Corp.	19,346,766
83,625	Webster Financial Corp.	1,254,375
5,575,643	Wells Fargo & Co.	161,080,326
45,672	Westamerica Bancorporation	2,427,924
102,887	Whitney Holding Corp./LA	1,803,609
107,307	Wilmington Trust Corp.	2,595,756
37,489	Wintrust Financial Corp.	773,398
169,990	Zions Bancorporation	5,420,981
		477,705,603
	Consumer Finance — 3.2%

1,632,637	American Express Co.	38,056,768
181,940	AmeriCredit Corp.*	1,337,259
594,595	Capital One Financial Corp.	20,460,014
694,333	Discover Financial Services	7,103,027
743,032	SLM Corp.*	6,843,325
		73,800,393
	Diversified Financial Services — 18.5%

7,948,293	Bank of America Corp.	129,159,761
454,864	CIT Group, Inc.	1,519,246
8,676,607	Citigroup, Inc.	71,929,072
121,458	CME Group, Inc.	25,743,023
111,652	IntercontinentalExchange, Inc.*	8,217,587
5,502,637	JPMorgan Chase & Co.	174,213,488
330,227	Moody’s Corp.	7,169,228
111,481	MSCI, Inc., Class A*	1,720,152
251,504	Nasdaq OMX Group, Inc. (The)*	5,407,336
357,905	NYSE Euronext	8,521,718
		433,600,611
	Insurance — 19.0%

530,894	ACE Ltd.	27,739,212
755,970	Aflac, Inc.	35,001,411

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,088	Alleghany Corp.*	$2,408,320
55,488	Allied World Assurance Co. Holdings Ltd.	1,962,056
862,734	Allstate Corp. (The)	21,947,953
457,158	AMBAC Financial Group, Inc.	640,021
120,151	American Financial Group, Inc./OH	2,461,894
3,728,412	American International Group, Inc.	7,494,108
25,387	American National Insurance Co.	1,874,068
390,468	AON Corp.	17,688,200
79,169	Arch Capital Group Ltd.*	5,366,867
147,190	Arthur J. Gallagher & Co.	3,650,312
112,072	Aspen Insurance Holdings Ltd.	2,065,487
156,771	Assurant, Inc.	3,412,905
94,727	Assured Guaranty Ltd.	1,064,732
235,369	Axis Capital Holdings Ltd.	5,957,189
171,694	Brown & Brown, Inc.	3,416,711
573,972	Chubb Corp.	29,479,202
242,033	Cincinnati Financial Corp.	7,077,045
293,974	Conseco, Inc.*	990,692
65,411	Delphi Financial Group, Inc., Class A	791,473
84,964	Endurance Specialty Holdings Ltd.	2,287,231
50,271	Erie Indemnity Co., Class A	1,882,146
93,569	Everest Re Group Ltd.	7,341,424
337,256	Fidelity National Financial, Inc., Class A	4,158,367
130,174	First American Corp.	3,126,780
689,334	Genworth Financial, Inc., Class A	999,534
81,977	Hanover Insurance Group, Inc. (The)	3,305,313
479,377	Hartford Financial Services Group, Inc.	4,050,736
182,537	HCC Insurance Holdings, Inc.	4,254,937
62,645	Horace Mann Educators Corp.	533,735
79,681	IPC Holdings Ltd.	2,231,068
413,114	Lincoln National Corp.	5,672,055
564,501	Loews Corp.	15,461,682
15,896	Markel Corp.*	4,895,968
814,237	Marsh & McLennan Cos., Inc.	20,763,044
75,018	Max Capital Group Ltd.	867,208
370,951	MBIA, Inc.	2,170,063
41,407	Mercury General Corp.	1,883,604
772,020	MetLife, Inc.	22,203,295
135,464	Montpelier Re Holdings Ltd.	1,865,339
62,414	National Financial Partners Corp.	99,238
73,931	Nationwide Financial Services	3,755,695
367,908	Old Republic International Corp.	3,774,736
86,880	PartnerRe Ltd.	6,078,125
95,861	Philadelphia Consolidated Holding Co.*	5,890,658
172,325	Phoenix Cos, Inc. (The)	491,126
77,777	Platinum Underwriters Holdings Ltd.	2,390,087
382,829	Principal Financial Group, Inc.	5,286,869
46,759	ProAssurance Corp.*	2,552,574
1,009,903	Progressive Corp. (The)	15,168,743
110,960	Protective Life Corp.	1,034,147
677,494	Prudential Financial, Inc.	14,701,620
98,774	Reinsurance Group of America, Inc.	4,010,224
97,913	RenaissanceRe Holdings Ltd.	4,614,640
29,601	RLI Corp.	1,726,330
85,027	Selective Insurance Group	1,952,220
77,876	StanCorp Financial Group, Inc.	2,594,050
139,144	Torchmark Corp.	5,030,056
41,425	Transatlantic Holdings, Inc.	1,642,087
941,088	Travelers Cos., Inc. (The)	41,078,491
73,063	Unitrin, Inc.	1,398,426
551,919	Unum Group	8,223,593
12,224	White Mountains Insurance Group Ltd.	3,300,480
271,329	Willis Group Holdings Ltd.	6,259,560
227,849	WR Berkley Corp.	6,477,747
497,519	XL Capital Ltd., Class A	2,502,521
58,857	Zenith National Insurance Corp.	1,941,692
		446,419,122
	IT Services — 2.4%

128,572	Mastercard, Inc., Class A	18,681,512
1	Metavante Technologies, Inc.*	17
711,671	Visa, Inc., Class A	37,405,428
		56,086,957
	Professional Services — 0.2%

206,419	Equifax, Inc.	5,253,363

	Real Estate Investment Trusts — 9.5%

50,576	Alexandria Real Estate Equities, Inc.	2,239,505
156,896	AMB Property Corp.	2,701,749
857,220	Annaly Capital Management, Inc.	12,318,251
136,603	Apartment Investment & Management Co., Class A	1,566,836
122,853	AvalonBay Communities, Inc.	7,453,492
117,433	BioMed Realty Trust, Inc.	1,094,476
189,668	Boston Properties, Inc.	10,128,271
141,338	Brandywine Realty Trust	695,383
82,009	BRE Properties, Inc.	2,407,784
83,746	Camden Property Trust	2,216,757
357,645	CapitalSource, Inc.	1,863,330
105,947	CBL & Associates Properties, Inc.	431,204
67,338	Colonial Properties Trust	381,807
74,699	Corporate Office Properties Trust SBI MD	2,219,307
66,200	Cousins Properties, Inc.	713,636
273,364	DCT Industrial Trust, Inc.	1,224,671
189,700	Developers Diversified Realty Corp.	910,560
147,331	DiamondRock Hospitality Co.	548,071
106,063	Digital Realty Trust, Inc.	2,901,884
173,787	Douglas Emmett, Inc.	1,772,627
231,823	Duke Realty Corp.	1,903,267
49,897	Entertainment Properties Trust	1,223,973
36,187	Equity Lifestyle Properties, Inc.	1,252,070
432,098	Equity Residential	13,148,742
40,916	Essex Property Trust, Inc.	3,538,007
94,288	Federal Realty Investment Trust	5,453,618
100,168	FelCor Lodging Trust, Inc.	169,284
70,349	First Industrial Realty Trust, Inc.	608,519
102,099	Franklin Street Properties Corp.	1,294,615
397,601	HCP, Inc.	8,218,413
162,250	Health Care REIT, Inc.	6,165,500
86,378	Healthcare Realty Trust, Inc.	1,656,730

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
90,511	Highwoods Properties, Inc.	$2,161,403
50,575	Home Properties, Inc.	1,972,425
149,722	Hospitality Properties Trust	1,715,814
829,734	Host Hotels & Resorts, Inc.	6,239,600
359,036	HRPT Properties Trust	990,939
213,718	iStar Financial, Inc.	288,519
52,885	Kilroy Realty Corp.	1,611,406
349,549	Kimco Realty Corp.	4,946,118
63,786	LaSalle Hotel Properties	562,593
102,251	Lexington Realty Trust	495,917
147,641	Liberty Property Trust	2,822,896
118,963	Macerich Co. (The)	1,601,242
104,365	Mack-Cali Realty Corp.	1,979,804
58,926	Maguire Properties, Inc.	111,959
44,181	Mid-America Apartment Communities, Inc.	1,636,022
116,346	National Retail Properties, Inc.	1,560,200
153,542	Nationwide Health Properties, Inc.	3,474,655
83,831	Newcastle Investment Corp.	150,058
62,478	Pennsylvania Real Estate Investment Trust	281,151
274,477	Plum Creek Timber Co., Inc.	9,768,636
70,622	Post Properties, Inc.	1,107,353
62,416	Potlatch Corp.	1,665,259
417,903	Prologis	1,600,569
204,533	Public Storage	14,294,811
95,053	RAIT Financial Trust	225,276
124,462	Rayonier, Inc.	4,157,031
161,527	Realty Income Corp.	3,261,230
45,068	Redwood Trust, Inc.	588,137
110,698	Regency Centers Corp.	3,941,956
178,391	Senior Housing Properties Trust	2,484,987
355,623	Simon Property Group, Inc.	16,892,093
93,424	SL Green Realty Corp.	1,771,319
119,018	Strategic Hotels & Resorts, Inc.	119,018
79,582	Sunstone Hotel Investors, Inc.	379,606
83,655	Taubman Centers, Inc.	1,994,335
204,676	UDR, Inc.	3,096,748
227,072	Ventas, Inc.	5,218,115
229,618	Vornado Realty Trust	12,273,082
78,134	Washington Real Estate Investment Trust	2,068,207
123,237	Weingarten Realty Investors	1,757,360
		223,690,188
	Real Estate Management & Development — 0.4%

324,841	Brookfield Properties Corp.	2,377,836
353,917	CB Richard Ellis Group, Inc., Class A*	1,613,862
104,289	Forest City Enterprises, Inc., Class A	621,562
52,792	Forestar Group, Inc.*	244,427
50,376	Jones Lang LaSalle, Inc.	1,200,460
146,377	St. Joe Co. (The)*	3,865,817
		9,923,964
	Thrifts & Mortgage Finance — 1.8%

139,143	Astoria Financial Corp.	2,568,580
49,727	Dime Community Bancshares	670,817
174,506	First Niagara Financial Group, Inc.	2,706,588
65,936	Guaranty Financial Group, Inc.*	178,027
767,997	Hudson City Bancorp, Inc.	12,833,230
199,009	MGIC Investment Corp.	541,304
543,545	New York Community Bancorp, Inc.	7,093,262
161,851	NewAlliance Bancshares, Inc.	2,230,307
272,453	People’s United Financial, Inc.	5,195,679
89,691	Provident Financial Services, Inc.	1,344,468
869,168	Sovereign Bancorp, Inc.*	2,146,845
119,804	Trustco Bank Corp./NY	1,268,724
137,575	Washington Federal, Inc.	2,323,642
		41,101,473
	Total Common Stock (Cost $2,148,511,512)	2,086,346,600

Principal Amount
	Repurchase Agreements - 19.9%
$62,129,256	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $62,130,343(b)	62,129,256
62,129,256	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $62,130,809(c)	62,129,256
4,659,694	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $4,659,772(d)	4,659,694
15,532,314	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $15,533,371(e)	15,532,314
31,064,628	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $31,066,742(f)	31,064,628
108,726,199	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $108,728,736(g)	108,726,199
93,193,884	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $93,195,437(h)	93,193,884
88,604,632	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $88,606,478(i)	88,604,632
	Total Repurchase Agreements (Cost $466,039,863)	466,039,863
	Total Investments (Cost $2,614,551,375) — 108.9%	2,552,386,463
	Liabilities in excess of other assets — (8.9%)	(207,858,510)
	Net Assets — 100.0%	$2,344,527,953

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $63,371,861. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $63,371,861. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $4,753,078. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $15,843,018. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $31,685,921. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $110,900,835. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $95,057,802.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $90,376,906. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(735,914,911)
Net unrealized depreciation	$(735,914,911)
Federal income tax cost of investments	$3,288,301,374

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	$668,314,058	$—

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	730,530	(59,596)

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	313,548,483	—

Equity Index Swap Agreement Based on the Dow Jones U.S. FinancialsSM Index	12/08/08	1,599,372,132	—

		$2,581,965,203	$(59,596)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2008 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 82.7%
	Aerospace & Defense — 14.5%

322	AAR Corp.*	$5,455
273	Alliant Techsystems, Inc.*	22,441
776	BE Aerospace, Inc.*	6,348
5,481	Boeing Co.	233,655
222	Ceradyne, Inc.*	5,830
371	Curtiss-Wright Corp.	12,391
240	Esterline Technologies Corp.*	8,858
2,787	General Dynamics Corp.	144,004
1,031	Goodrich Corp.	34,693
795	Hexcel Corp.*	5,963
5,673	Honeywell International, Inc.	158,050
1,017	L-3 Communications Holdings, Inc.	68,312
2,612	Lockheed Martin Corp.	201,411
321	Moog, Inc., Class A*	10,330
2,605	Northrop Grumman Corp.	106,675
479	Orbital Sciences Corp.*	8,239
1,157	Precision Castparts Corp.	72,544
3,464	Raytheon Co.	169,043
1,336	Rockwell Collins, Inc.	45,531
846	Spirit Aerosystems Holdings, Inc., Class A*	7,656
517	Taser International, Inc.*	2,249
276	Teledyne Technologies, Inc.*	11,211
7,378	United Technologies Corp.	358,054
		1,698,943
	Air Freight & Logistics — 5.5%

1,404	CH Robinson Worldwide, Inc.	71,716
1,767	Expeditors International of Washington, Inc.	59,071
2,412	FedEx Corp.	170,408
237	Forward Air Corp.	5,479
285	Pacer International, Inc.	2,762
5,658	United Parcel Service, Inc., Class B	325,901
747	UTi Worldwide, Inc.	8,008
		643,345
	Building Products — 0.6%

449	Lennox International, Inc.	12,410
3,023	Masco Corp.	28,960
169	NCI Building Systems, Inc.*	2,572
730	Owens Corning, Inc.*	11,644
311	Quanex Building Products Corp.	2,880
315	Simpson Manufacturing Co., Inc.	8,190
553	USG Corp.*	5,226
		71,882
	Chemicals — 0.1%

1,169	Nalco Holding Co.	13,338

	Commercial Services & Supplies — 3.5%

3,173	Allied Waste Industries, Inc.*	34,078
224	Bowne & Co., Inc.	797
334	Brink’s Co. (The)	7,271
334	Brink’s Home Security Holdings, Inc.*	6,680
1,103	Cintas Corp.	26,494
172	Clean Harbors, Inc.*	10,858
1,032	Corrections Corp. of America*	18,669
423	Deluxe Corp.	4,450
171	G&K Services, Inc., Class A	4,001
1,516	Iron Mountain, Inc.*	32,943
267	Mine Safety Appliances Co.	6,528
1,747	R.R. Donnelley & Sons Co.	22,292
1,344	Republic Services, Inc.	32,256
710	Stericycle, Inc.*	40,683
498	Tetra Tech, Inc.*	9,980
192	United Stationers, Inc.*	6,108
156	Viad Corp.	4,167
552	Waste Connections, Inc.*	15,583
4,114	Waste Management, Inc.	120,129
		403,967
	Communications Equipment — 0.1%

143	Black Box Corp.	3,501
573	CommScope, Inc.*	6,469
1,077	Powerwave Technologies, Inc.*	517
		10,487
	Construction & Engineering — 2.2%

616	Aecom Technology Corp.*	16,318
546	EMCOR Group, Inc.*	8,610
1,485	Fluor Corp.	67,627
1,196	Foster Wheeler Ltd.*	26,623
267	Granite Construction, Inc.	11,451
232	Insituform Technologies, Inc., Class A*	3,761
1,017	Jacobs Engineering Group, Inc.*	45,531
1,404	KBR, Inc.	19,333
1,446	Quanta Services, Inc.*	23,512
647	Shaw Group, Inc. (The)*	11,905
699	URS Corp.*	26,534
		261,205
	Construction Materials — 0.8%

363	Eagle Materials, Inc.	7,623
355	Headwaters, Inc.*	2,017
338	Martin Marietta Materials, Inc.	29,622
228	Texas Industries, Inc.	7,036
753	Vulcan Materials Co.	45,165
		91,463
	Containers & Packaging — 1.8%

526	Aptargroup, Inc.	17,589
804	Ball Corp.	29,306
834	Bemis Co., Inc.	22,535
1,331	Crown Holdings, Inc.*	21,362
194	Greif, Inc., Class A	6,431
1,385	Owens-Illinois, Inc.*	28,005
874	Packaging Corp. of America	13,049
1,078	Pactiv Corp.*	26,939
1,308	Sealed Air Corp.	20,706
2,101	Smurfit-Stone Container Corp.*	1,198
827	Sonoco Products Co.	20,758
747	Temple-Inland, Inc.	2,360
		210,238
	Diversified Financial Services — 0.0%

453	PHH Corp.*	3,452

	Electrical Equipment — 4.0%

334	Acuity Brands, Inc.	9,005
880	Ametek, Inc.	30,739
355	Baldor Electric Co.	5,850
367	Belden, Inc.	6,393
417	Brady Corp., Class A	8,611
1,440	Cooper Industries Ltd., Class A	34,762
6,481	Emerson Electric Co.	232,603
373	Energy Conversion Devices, Inc.*	10,437
357	EnerSys*	3,045

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
433	General Cable Corp.*	$7,149
987	GrafTech International Ltd.*	6,603
408	Hubbell, Inc., Class B	12,199
269	Regal-Beloit Corp.	9,049
1,082	Rockwell Automation, Inc.	33,704
742	Roper Industries, Inc.	33,961
480	Thomas & Betts Corp.*	9,115
472	Woodward Governor Co.	10,025
		463,250
	Electronic Equipment & Instruments — 0.1%

596	Molex, Inc., Class A	7,188
278	Orbotech Ltd.*	1,170
		8,358
	Electronic Equipment, Instruments & Components — 3.2%

2,982	Agilent Technologies, Inc.*	56,151
1,449	Amphenol Corp., Class A	33,646
248	Anixter International, Inc.*	6,795
988	Arrow Electronics, Inc.*	13,634
1,243	Avnet, Inc.*	17,700
424	AVX Corp.	3,706
553	Benchmark Electronics, Inc.*	7,012
328	Checkpoint Systems, Inc.*	3,792
319	Cognex Corp.	4,348
279	CTS Corp.	1,543
200	Electro Scientific Industries, Inc.*	1,362
6,931	Flextronics International Ltd.*	16,219
1,156	Flir Systems, Inc.*	35,859
281	Itron, Inc.*	13,314
1,523	Jabil Circuit, Inc.	10,021
181	Littelfuse, Inc.*	2,722
318	Methode Electronics, Inc.	2,690
282	Mettler Toledo International, Inc.*	23,195
552	Molex, Inc.	7,507
469	National Instruments Corp.	11,308
293	Newport Corp.*	1,702
150	Park Electrochemical Corp.	2,667
325	Plexus Corp.*	5,421
4,413	Sanmina-SCI Corp.*	2,824
336	Technitrol, Inc.	1,176
991	Trimble Navigation Ltd.*	20,177
3,912	Tyco Electronics Ltd.	64,470
1,430	Vishay Intertechnology, Inc.*	6,235
		377,196
	Health Care Technology — 0.3%

1,500	HLTH Corp.*	14,055
1,499	IMS Health, Inc.	19,712
		33,767
	Household Durables — 0.4%

1,246	Fortune Brands, Inc.	47,099

	Industrial Conglomerates — 16.6%

5,322	3M Co.	356,201
507	Carlisle Cos., Inc.	10,764
82,814	General Electric Co.	1,421,916
1,886	McDermott International, Inc.*	18,389
328	Teleflex, Inc.	15,541
2,076	Textron, Inc.	31,617
3,940	Tyco International Ltd.	82,346
		1,936,774
	Internet Software & Services — 0.0%

338	VistaPrint Ltd.*	5,526

	IT Services — 6.3%

4,655	Accenture Ltd., Class A	144,212
552	Acxiom Corp.	4,145
742	Affiliated Computer Services, Inc., Class A*	30,014
558	Alliance Data Systems Corp.*	24,167
4,304	Automatic Data Processing, Inc.	176,722
1,149	Broadridge Financial Solutions, Inc.	13,099
966	Convergys Corp.*	6,076
1,575	Fidelity National Information Services, Inc.	27,058
1,363	Fiserv, Inc.*	46,533
659	Global Payments, Inc.	23,836
738	Hewitt Associates, Inc., Class A*	21,092
787	Lender Processing Services, Inc.	17,361
741	Metavante Technologies, Inc.*	12,797
644	NeuStar, Inc., Class A*	12,333
2,689	Paychex, Inc.	75,991
328	TeleTech Holdings, Inc.*	2,893
1,655	Total System Services, Inc.	23,617
6,044	Western Union Co. (The)	80,204
		742,150
	Life Sciences Tools & Services — 0.2%

149	Dionex Corp.*	7,642
980	PerkinElmer, Inc.	17,699
		25,341
	Machinery — 11.6%

461	Actuant Corp., Class A	8,270
754	AGCO Corp.*	18,563
222	Albany International Corp., Class A	3,414
141	Astec Industries, Inc.*	4,265
616	Bucyrus International, Inc.	12,031
5,051	Caterpillar, Inc.	207,041
234	Chart Industries, Inc.*	2,237
421	Clarcor, Inc.	13,518
429	Crane Co.	6,358
1,520	Cummins, Inc.	38,882
2,044	Danaher Corp.	113,728
3,574	Deere & Co.	124,411
566	Donaldson Co., Inc.	19,369
1,573	Dover Corp.	46,923
1,356	Eaton Corp.	62,837
219	ESCO Technologies, Inc.*	6,697
474	Flowserve Corp.	23,856
447	Gardner Denver, Inc.*	11,063
501	Graco, Inc.	10,751
697	Harsco Corp.	17,530
682	IDEX Corp.	15,686
3,703	Illinois Tool Works, Inc.	126,346
2,635	Ingersoll-Rand Co., Ltd., Class A	41,317
1,500	ITT Corp.	62,790
892	Joy Global, Inc.	20,775
231	Kaydon Corp.	7,126
608	Kennametal, Inc.	11,370
333	Lincoln Electric Holdings, Inc.	15,215
1,074	Manitowoc Co., Inc. (The)	8,463
312	Mueller Industries, Inc.	7,270
708	Mueller Water Products, Inc., Class B	4,198
249	Nordson Corp.	8,080
612	Oshkosh Corp.	4,284
2,907	PACCAR, Inc.	81,018
989	Pall Corp.	27,207

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,394	Parker Hannifin Corp.	$57,266
830	Pentair, Inc.	20,634
453	SPX Corp.	16,906
802	Terex Corp.*	11,437
643	Timken Co.	9,330
314	Toro Co.	8,930
681	Trinity Industries, Inc.	10,126
151	Valmont Industries, Inc.	8,350
406	Wabtec Corp.	15,668
		1,351,536
	Marine — 0.2%

338	Alexander & Baldwin, Inc.	8,737
324	American Commercial Lines, Inc.*	1,448
266	Genco Shipping & Trading Ltd.	2,423
450	Kirby Corp.*	11,444
		24,052
	Multi-Utilities — 0.2%

1,394	MDU Resources Group, Inc.	28,340

	Office Electronics — 0.1%

544	Zebra Technologies Corp., Class A*	11,511

	Oil, Gas & Consumable Fuels — 0.3%

218	General Maritime Corp.	2,825
198	Overseas Shipholding Group, Inc.	7,338
359	Teekay Corp.	5,884
463	Walter Industries, Inc.	8,445
236	World Fuel Services Corp.	8,567
		33,059
	Paper & Forest Products — 0.7%

869	Louisiana-Pacific Corp.	2,007
1,341	MeadWestvaco Corp.	15,636
1,733	Weyerhaeuser Co.	65,196
		82,839
	Professional Services — 1.1%

191	Administaff, Inc.	3,262
282	Corporate Executive Board Co. (The)	6,503
416	FTI Consulting, Inc.*	22,813
658	Manpower, Inc.	20,714
987	Monster Worldwide, Inc.*	11,321
784	MPS Group, Inc.*	5,190
405	Navigant Consulting, Inc.*	7,659
376	Resources Connection, Inc.*	6,509
1,295	Robert Half International, Inc.	27,052
457	Spherion Corp.*	1,028
363	TrueBlue, Inc.*	2,690
357	Watson Wyatt Worldwide, Inc., Class A	14,394
		129,135
	Road & Rail — 6.7%

186	Arkansas Best Corp.	4,938
2,329	Burlington Northern Santa Fe Corp.	178,425
377	Con-way, Inc.	10,545
3,344	CSX Corp.	124,531
267	Genesee & Wyoming, Inc., Class A*	8,111
916	JB Hunt Transport Services, Inc.	24,558
753	Kansas City Southern*	16,506
432	Landstar System, Inc.	13,884
3,118	Norfolk Southern Corp.	154,247
246	Old Dominion Freight Line, Inc.*	5,855
467	Ryder System, Inc.	16,770
4,223	Union Pacific Corp.	211,319
422	Werner Enterprises, Inc.	7,334
471	YRC Worldwide, Inc.*	1,875
		778,898
	Semiconductors & Semiconductor Equipment — 0.0%

264	ATMI, Inc.*	3,147
246	Veeco Instruments, Inc.*	1,459
		4,606
	Software — 0.1%

664	Jack Henry & Associates, Inc.	12,224

	Specialty Retail — 0.4%

824	Sherwin-Williams Co. (The)	48,558

	Trading Companies & Distributors — 1.1%

1,156	Fastenal Co.	44,518
360	GATX Corp.	10,134
215	Kaman Corp.	5,065
372	MSC Industrial Direct Co., Class A	12,875
425	United Rentals, Inc.*	3,430
198	Watsco, Inc.	7,789
355	WESCO International, Inc.*	5,251
541	WW Grainger, Inc.	38,178
		127,240
	Total Common Stock (Cost $11,042,598)	9,679,779

Principal Amount
	Repurchase Agreements - 60.5%
$944,154	Bank of America Corp., 0.21%, dated 11/28/08, due 12/01/08, total to be received $944,171(b)	944,154
944,154	Bank of America Corp., 0.30%, dated 11/28/08, due 12/01/08, total to be received $944,178(c)	944,154
70,812	Credit Suisse (USA) LLC, 0.20%, dated 11/28/08, due 12/01/08, total to be received $70,813(d)	70,812
236,038	Credit Suisse (USA) LLC, 0.35%, dated 11/26/08, due 12/03/08, total to be received $236,054(e)	236,038
472,076	Credit Suisse (USA) LLC, 0.35%, dated 11/24/08, due 12/01/08, total to be received $472,108(f)	472,076
1,652,269	ING Financial Markets, LLC, 0.28%, dated 11/28/08, due 12/01/08, total to be received $1,652,308(g)	1,652,269
1,416,230	JPMorgan Chase & Co., 0.20%, dated 11/28/08, due 12/01/08, total to be received $1,416,254(h)	1,416,230

See accompanying notes to the financial statements.

1,346,489	UBS Warburg LLC, 0.25%, dated 11/28/08, due 12/01/08, total to be received $1,346,517(i)	1,346,489
	Total Repurchase Agreements (Cost $7,082,222)	7,082,222
	Total Investments (Cost $18,124,820) — 143.2%	16,762,001
	Liabilities in excess of other assets — (43.2%)	(5,060,332)
	Net Assets — 100.0%	$11,701,669

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0% to 7.63%, due 12/3/08 to 11/17/17; Federal Home Loan Mortgage Corp., 0%, due 12/15/08; Federal National Mortgage Association, 8.95%, due 2/12/18, Federal Farm Credit Bank, 2.38% to 6.90%, due 12/3/08 to 10/22/18, which had a total value of $963,037. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 5.00% to 5.25%, due 12/11/09 to 9/15/17; Federal Home Loan Mortgage Corp., 3.50%, due 5/5/11; Federal National Mortgage Association, 0% to 2.88%, due 1/30/09 to 10/12/10, Government National Mortgage Association, 5.00% to 8.05%, due 11/15/31 to 9/15/49, which had a total value of $963,037. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 5.00%, due 5/15/37, which had a total value of $72,231. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/1/08 to 8/6/09; Federal Home Loan Mortgage Corp., 0%, due 6/2/09 to 8/3/09; Federal National Mortgage Association, 0%, due 12/3/08 to 8/7/09, which had a total value of $240,760. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 12/2/08 to 8/17/09; Federal National Mortgage Association, 5.75%, due 7/27/20, which had a total value of $481,519. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 2.28% to 9.00%, due 2/6/09 to 6/10/11; Federal Home Loan Mortgage Corp., 2.38% to 6.88%, due 12/19/08 to 7/15/32; Federal National Mortgage Association, 0% to 7.25%, due 12/15/08 to 5/15/30;  U.S. Treasury Bills, 0%, due 7/2/09 to 7/30/09, which had a total value of $1,685,316. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0%, due 12/8/08; U.S. Treasury Bills, 0%, due 12/4/08 to 11/19/09; U.S. Treasury Notes, 2.63% to 4.00%, due 5/31/10 to 2/15/15, which had a total value of $1,444,555.  The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this schedule as follows: Federal Home Loan Bank, 4.75% to 6.25%, due 11/8/17 to 10/27/28; Federal Home Loan Mortgage Corp., 2.40% to 7.00%, due 12/5/08 to 4/16/37; Federal National Mortgage Association, 0% to 8.95%, due 12/9/08 to 10/9/19;  U.S. Treasury Bonds, 6.13%, due 11/15/27, which had a total value of $1,373,422. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,275
Aggregate gross unrealized depreciation	(3,158,147)
Net unrealized depreciation	$(3,090,872)
Federal income tax cost of investments	$19,852,873

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2008:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	$3,876,851	$(480,051)

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	4,611,723	—

Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index	12/08/08	4,951,004	(4,248,996)

		$13,439,578	$(4,729,047)

See accompanying notes to the financial statements.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2009

By:	/s/ Charles Todd
Charles Todd
Treasurer
January 27, 2009